Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 48.3% ) Value
Communications Services (2.9%)
1,072 Alphabet, Inc., Class A
a
$ 2,981,607
8,342 Alphabet, Inc., Class C
a
23,299,123
5,211 AMC Networks, Inc.
a,b
211,723
135,281 AT&T, Inc. 3,196,690
2,334 Cars.com, Inc.
a
33,680
102,358 Comcast Corporation 4,792,401
55,587 Discovery, Inc., Class A
a,b
1,385,228
4,031 Discovery, Inc., Class C
a
100,654
14,632 DISH Network Corporation
a
463,103
700 E.W. Scripps Company
a
14,553
6,029 Electronic Arts, Inc. 762,729
11,571 Fox Corporation, Class A 456,476
3,327 Gray Television, Inc. 73,427
770 Hemisphere Media Group, Inc.
a
3,519
9,315 Liberty Global plc, Class A
a
237,626
1,904 Lions Gate Entertainment
Corporation, Class B 28,617
35,484 Live Nation Entertainment, Inc.
a
4,174,338
9,731 Lumen Technologies, Inc. 109,668
18,745 Match Group, Inc.
a
2,038,331
3,007 Meta Platforms, Inc.
a
668,636
36,849 News Corporation, Class A 816,205
929 News Corporation, Class B 20,921
3,156 Nexstar Broadcasting Group, Inc. 594,843
9,536 Omnicom Group, Inc. 809,416
49,751 QuinStreet, Inc.
a
577,112
570 RingCentral, Inc.
a
66,810
5,036 Telephone & Data Systems, Inc. 95,080
100,450 Twitter, Inc.
a
3,886,410
614 United States Cellular Corporation
a
18,561
30,683 Upwork, Inc.
a
713,073
78,697 Verizon Communications, Inc. 4,008,825
2,969 Walt Disney Company
a
407,228
15,804 Zillow Group, Inc.
a
762,227
27,024 ZoomInfo Technologies, Inc.
a
1,614,414
Total 59,423,254
Consumer Discretionary (6.0%)
1,806 Aaron's Company, Inc. 36,264
900 Adient plc
a
36,693
929 Adtalem Global Education, Inc.
a
27,601
6,982 Amazon.com, Inc.
a
22,760,971
4,966 American Axle & Manufacturing
Holdings, Inc.
a
38,536
669 America's Car-Mart, Inc.
a
53,895
48,129 Aptiv plc
a
5,761,523
903 AutoZone, Inc.
a
1,846,256
4,705 AZEK Company, Inc.
a
116,872
19,303 Bally's Corporation
a
593,374
7,022 Beazer Homes USA, Inc.
a
106,875
1,380 BJ's Restaurants, Inc.
a
39,054
228 Booking Holdings, Inc.
a
535,447
1,406 Brunswick Corporation 113,731
1,481 Buckle, Inc. 48,932
6,245 Burlington Stores, Inc.
a
1,137,652
20,851 Caesars Entertainment, Inc.
a
1,613,033
9,811 Carvana Company
a
1,170,354
16,667 Cedar Fair, LP
a
913,352
6,983 Cheesecake Factory, Inc.
a
277,854
9,861 Chegg, Inc.
a
357,757
10,359 Chewy, Inc.
a,b
422,440
7,570 Chico's FAS, Inc.
a
36,336
3,539 Chipotle Mexican Grill, Inc.
a
5,598,804
7,885 Choice Hotels International, Inc. 1,117,778
304 Churchill Downs, Inc. 67,421
Shares Common Stock (48.3%) Value
Consumer Discretionary (6.0%) - continued
433 Chuy's Holdings, Inc.
a
$ 11,691
9,096 Cimpress plc
a
578,415
30,867 Clarus Corporation 703,150
3,927 Container Store Group, Inc.
a
32,084
93,811 Cooper-Standard Holdings, Inc.
a
822,722
1,682 Cracker Barrel Old Country Store,
Inc. 199,704
3,948 Culp, Inc. 31,347
14,015 D.R. Horton, Inc. 1,044,258
3,708 Dana, Inc. 65,150
1,326 Darden Restaurants, Inc. 176,292
1,633 Dave & Buster's Entertainment,
Inc.
a
80,180
658 Deckers Outdoor Corporation
a
180,141
1,606 Denny's Corporation
a
22,982
17,256 Designer Brands, Inc.
a
233,129
2 Dollar General Corporation 445
1,230 Dorman Products, Inc.
a
116,887
70,937 Duluth Holdings, Inc.
a
867,559
9,150 Emerald Holding, Inc.
a
31,110
181,956 Everi Holdings, Inc.
a
3,821,076
5,705 Expedia Group, Inc.
a
1,116,297
15,278 Five Below, Inc.
a
2,419,577
50,185 Ford Motor Company 848,628
29,567 Gap, Inc. 416,303
737 Garmin, Ltd. 87,416
21,108 General Motors Company
a
923,264
23,868 Gentex Corporation 696,230
2,175 G-III Apparel Group, Ltd.
a
58,834
14,373 Goodyear Tire & Rubber
Company
a
205,390
92 Graham Holdings Company 56,255
7,735 Grand Canyon Education, Inc.
a
751,146
648 Group 1 Automotive, Inc. 108,754
6,353 Groupon, Inc.
a,b
122,168
14,819 Hanesbrands, Inc. 220,655
26,268 Harley-Davidson, Inc. 1,034,959
6,180 Home Depot, Inc. 1,849,859
8,589 Lear Corporation 1,224,705
32,622 Leggett & Platt, Inc. 1,135,246
6,879 Lithia Motors, Inc. 2,064,525
18,000 Lowe's Companies, Inc. 3,639,420
2,634 Lululemon Athletica, Inc.
a
962,016
2,326 M.D.C. Holdings, Inc. 88,016
82,213 Macy's, Inc. 2,002,709
30,294 Magnite, Inc.
a
400,184
31 Marriott Vacations Worldwide
Corporation 4,889
4,447 McDonald's Corporation 1,099,654
16,029 Miller Industries, Inc. 451,377
9,865 Modine Manufacturing Company
a
88,884
4,495 Mohawk Industries, Inc.
a
558,279
239 Murphy USA, Inc. 47,790
6,033 NIKE, Inc. 811,800
32,322 Nordstrom, Inc.
b
876,249
11,513 Norwegian Cruise Line Holdings,
Ltd.
a,b
251,904
584 NVR, Inc.
a
2,608,886
12,566 Papa John's International, Inc. 1,322,948
23,740 Party City Holdco, Inc.
a
84,989
22,976 Penn National Gaming, Inc.
a
974,642
8,421 Perdoceo Education Corporation
a
96,673
26,091 Planet Fitness, Inc.
a
2,204,168
12,683 PVH Corporation 971,645
56,659 Qurate Retail, Inc. 269,697

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Consumer Discretionary (6.0%) - continued
694 RCI Hospitality Holdings, Inc. $ 42,653
1,375 RH
a
448,374
24,394 Ross Stores, Inc. 2,206,681
1,785 Ruth's Hospitality Group, Inc. 40,841
2,490 Six Flags Entertainment
Corporation
a
108,315
27,941 Skyline Champion Corporation
a
1,533,402
9,337 Sleep Number Corporation
a
473,479
21,109 Sony Group Corporation ADR 2,168,105
680 Standard Motor Products, Inc. 29,335
21,558 Stoneridge, Inc.
a
447,544
2,996 Strategic Education, Inc. 198,874
10,737 Tapestry, Inc. 398,879
3,892 Target Corporation 825,960
25,937 Taylor Morrison Home Corporation
a
706,005
12,634 Tesla, Inc.
a
13,614,398
1,748 Thor Industries, Inc. 137,568
105,241 ThredUp, Inc.
a
810,356
12,245 Toll Brothers, Inc. 575,760
936 TopBuild Corporation
a
169,781
12,401 TripAdvisor, Inc.
a
336,315
2,447 Tupperware Brands Corporation
a
47,594
3,549 Ulta Beauty, Inc.
a
1,413,283
2,546 Urban Outfitters, Inc.
a
63,930
5,762 Vail Resorts, Inc. 1,499,676
889 Visteon Corporation
a
97,017
197 Williams-Sonoma, Inc. 28,565
7,325 Wingstop, Inc. 859,589
3,864 Wolverine World Wide, Inc. 87,172
1,074 WW International, Inc.
a
10,987
22,313 Wyndham Hotels & Resorts, Inc. 1,889,688
10,447 Xometry, Inc.
a,b
383,927
5,840 Yum! Brands, Inc. 692,215
16,608 Zumiez, Inc.
a
634,592
Total 121,985,017
Consumer Staples (1.7%)
29,056 BJ's Wholesale Club Holdings,
Inc.
a
1,964,476
568 Boston Beer Company, Inc.
a
220,651
4,062 Casey's General Stores, Inc. 804,967
490 Coca-Cola Company 30,380
7,500 Colgate-Palmolive Company 568,725
90 Constellation Brands, Inc. 20,729
3,732 Costco Wholesale Corporation 2,149,072
10,564 Darling Ingredients, Inc.
a
849,134
64,613 e.l.f. Beauty, Inc.
a
1,668,954
813 Estee Lauder Companies, Inc. 221,396
23,815 Hain Celestial Group, Inc.
a
819,236
1,697 Hershey Company 367,621
4,393 Ingredion, Inc. 382,850
5,916 John B. Sanfilippo & Son, Inc. 493,631
5,960 Kimberly-Clark Corporation 734,034
71,503 Lamb Weston Holdings, Inc. 4,283,745
135 Medifast, Inc. 23,055
4,904 Molson Coors Beverage Company 261,776
13,307 Monster Beverage Corporation
a
1,063,229
376 PepsiCo, Inc. 62,935
2,512 Performance Food Group
Company
a
127,886
37,915 Philip Morris International, Inc. 3,561,735
503 PriceSmart, Inc. 39,672
64,610 Primo Water Corporation 920,692
6,958 Procter & Gamble Company 1,063,182
360 Seneca Foods Corporation
a
18,554
Shares Common Stock (48.3%) Value
Consumer Staples (1.7%) - continued
11,559 Sprouts Farmers Markets, Inc.
a
$ 369,657
17,418 Sysco Corporation 1,422,180
57,034 Turning Point Brands, Inc. 1,939,726
3,939 US Foods Holding Corporation
a
148,225
8,772 Utz Brands, Inc. 129,650
58,422 Walmart, Inc. 8,700,204
Total 35,431,959
Energy (1.6%)
7,094 Antero Midstream Corporation 77,112
33,380 Antero Resources Corporation
a
1,019,091
2,516 APA Corporation 103,986
7,652 Archrock, Inc. 70,628
48,931 BP plc ADR 1,438,571
1,312 California Resources Corporation 58,686
4,347 ChampionX Corporation
a
106,415
29,374 ConocoPhillips 2,937,400
3,916 Continental Resources, Inc. 240,168
131 Core Laboratories NV 4,144
87,534 Devon Energy Corporation 5,175,885
3,175 Diamondback Energy, Inc. 435,229
1,079 DT Midstream, Inc. 58,547
1,470 EnLink Midstream, LLC 14,185
86,534 Enterprise Products Partners, LP 2,233,443
7,484 EOG Resources, Inc. 892,317
348 EQT Corporation 11,975
2,478 Equitrans Midstream Corporation 20,914
34,763 Exxon Mobil Corporation 2,871,076
69,972 Halliburton Company 2,649,840
3,345 Helix Energy Solutions Group, Inc.
a
15,989
19,161 Helmerich & Payne, Inc. 819,708
10,715 HF Sinclair Corporation
a
426,993
1,086 Liberty Oilfield Services, Inc.
a
16,094
35,573 Marathon Oil Corporation 893,238
17,262 Marathon Petroleum Corporation 1,475,901
11,478 Matador Resources Company 608,104
2,023 Newpark Resources, Inc.
a
7,404
17,162 Nine Energy Service, Inc.
a
64,186
23,617 NOV, Inc. 463,129
2,489 Oceaneering International, Inc.
a
37,733
961 Par Pacific Holdings, Inc.
a
12,512
4,794 Peabody Energy Corporation
a
117,597
10,127 Pioneer Natural Resources
Company 2,532,054
14,785 ProPetro Holding Corporation
a
205,955
6,355 Ring Energy, Inc.
a,b
24,276
137 RPC, Inc.
a
1,462
29,909 Schlumberger, Ltd. 1,235,541
819 Select Energy Services, Inc.
a
7,019
7,389 SM Energy Company 287,802
28,051 Talos Energy, Inc.
a
442,925
2,216 Targa Resources Corporation 167,241
146,013 TechnipFMC plc
a
1,131,601
1,743 VAALCO Energy, Inc. 11,382
6,251 Valero Energy Corporation 634,727
4,874 World Fuel Services Corporation 131,793
Total 32,191,978
Financials (6.7%)
50,699 Air Lease Corporation 2,263,710
22,410 Ally Financial, Inc. 974,387
10,503 American Equity Investment Life
Holding Company 419,175
30,604 American Express Company 5,722,948
6,176 American Financial Group, Inc. 899,349

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Financials (6.7%) - continued
15,672 Ameris Bancorp $ 687,687
14,398 Annaly Capital Management, Inc. 101,362
30,279 Arch Capital Group, Ltd.
a
1,466,109
1,205 Argo Group International Holdings,
Ltd. 49,742
8,242 Arthur J. Gallagher & Company 1,439,053
10,614 Assured Guaranty, Ltd. 675,687
101,118 Bank of America Corporation 4,168,084
417 Bank of Marin Bancorp 14,624
17,440 Bank of N.T. Butterfield & Son, Ltd. 625,747
3,849 BankFinancial Corporation 39,876
5,576 BankUnited, Inc. 245,121
6,924 Banner Corporation 405,262
4,876 Berkshire Hathaway, Inc.
a
1,720,789
2,230 BlackRock, Inc. 1,704,099
298 Blackstone Mortgage Trust, Inc. 9,473
41,190 Bridgewater Bancshares, Inc.
a
687,049
22,577 Brighthouse Financial, Inc.
a
1,166,328
1,441 Brown & Brown, Inc. 104,141
14,578 BRP Group, Inc.
a
391,128
33,586 Byline Bancorp, Inc. 896,074
10,887 Capital One Financial Corporation 1,429,354
1,985 Cboe Global Markets, Inc. 227,124
20,766 Central Pacific Financial
Corporation 579,371
96,652 Charles Schwab Corporation 8,148,730
3,131 Chimera Investment Corporation 37,697
14,131 Chubb, Ltd. 3,022,621
5,366 Cincinnati Financial Corporation 729,561
31,145 Citigroup, Inc. 1,663,143
8,134 CNO Financial Group, Inc. 204,082
6,978 Coinbase Global, Inc.
a
1,324,843
36,866 Columbia Banking System, Inc. 1,189,666
20,107 Comerica, Inc. 1,818,276
12,558 Community Trust Bancorp, Inc. 517,390
4,729 Customers Bancorp, Inc.
a
246,570
1,073 Dime Community Bancshares, Inc. 37,094
9,734 Discover Financial Services 1,072,589
13,838 East West Bancorp, Inc. 1,093,479
4,556 Ellington Residential Mortgage
REIT 45,970
2,810 Enova International, Inc.
a
106,696
18,812 Enterprise Financial Services
Corporation 889,996
64,787 Equitable Holdings, Inc. 2,002,566
163 Equity Bancshares, Inc. 5,267
5,398 Essent Group, Ltd. 222,452
70,722 F.N.B. Corporation 880,489
1,483 FactSet Research Systems, Inc. 643,844
1,435 Federated Hermes, Inc. 48,876
7,679 Financial Institutions, Inc. 231,368
35,885 First Bancorp 470,811
1,560 First Busey Corporation 39,530
7,892 First Financial Corporation 341,566
576 First Mid-Illinois Bancshares, Inc. 22,170
486 First of Long Island Corporation 9,458
6,027 Flushing Financial Corporation 134,703
21,438 Franklin Resources, Inc. 598,549
28,805 Fulton Financial Corporation 478,739
9,925 Glacier Bancorp, Inc. 499,029
4,136 Global Life, Inc. 416,082
1,762 Granite Point Mortgage Trust, Inc. 19,593
10,734 Great Southern Bancorp, Inc. 633,413
20,439 Hamilton Lane, Inc. 1,579,730
23,564 Hancock Whitney Corporation 1,228,863
Shares Common Stock (48.3%) Value
Financials (6.7%) - continued
29,144 Hanmi Financial Corporation $ 717,234
5,363 Hanover Insurance Group, Inc. 801,876
38,794 Heartland Financial USA, Inc. 1,855,517
349 Heritage Financial Corporation 8,746
1,029 HomeStreet, Inc. 48,754
6,124 Hometrust Bancshares, Inc. 180,842
102,697 Hope Bancorp, Inc. 1,651,368
906 Horace Mann Educators
Corporation 37,898
5,435 Horizon Bancorp, Inc. 101,471
6,026 Houlihan Lokey, Inc. 529,083
14,884 Independent Bank Corporation 327,448
70 International Bancshares
Corporation 2,955
35,705 Invesco Mortgage Capital, Inc. 81,407
36,551 Invesco, Ltd. 842,866
28,268 J.P. Morgan Chase & Company 3,853,494
900 Jefferies Financial Group, Inc. 29,565
20,237 Kinsale Capital Group, Inc. 4,614,441
1,188 Ladder Capital Corporation 14,102
2,445 Lakeland Bancorp, Inc. 40,831
5,811 Lincoln National Corporation 379,807
10,819 M&T Bank Corporation 1,833,820
6,645 Marsh & McLennan Companies,
Inc. 1,132,441
3,012 Mercantile Bank Corporation 106,685
31 Merchants Bancorp 849
11,690 MetLife, Inc. 821,573
45,301 MFA Financial, Inc. 182,563
13,803 Midland States Bancorp, Inc. 398,355
12,255 MidWestOne Financial Group, Inc. 405,640
4,272 Moody's Corporation 1,441,416
33,180 Morgan Stanley 2,899,932
3,517 MSCI, Inc. 1,768,629
6,927 Navient Corporation 118,036
113,039 New York Community Bancorp,
Inc. 1,211,778
16,855 New York Mortgage Trust, Inc. 61,521
6,760 NMI Holdings, Inc.
a
139,391
6,025 Northern Trust Corporation 701,611
430 Northfield Bancorp, Inc. 6,175
8,165 OceanFirst Financial Corporation 164,117
3,325 OFG Bancorp 88,578
562 Old Second Bancorp, Inc. 8,155
9,388 OneMain Holdings, Inc. 445,085
317 Peapack-Gladstone Financial
Corporation 11,016
21,523 Popular, Inc. 1,759,290
2,626 Premier Financial Corporation 79,647
4,255 Primerica, Inc. 582,169
4,965 QCR Holdings, Inc. 280,969
59,644 Radian Group, Inc. 1,324,693
44,279 Raymond James Financial, Inc. 4,866,705
2,944 Reinsurance Group of America,
Inc. 322,250
8,200 RenaissanceRe Holdings, Ltd. 1,299,782
12,599 S&P Global, Inc. 5,167,858
179 S&T Bancorp, Inc. 5,295
40,880 Seacoast Banking Corporation of
Florida 1,431,618
10,722 SEI Investments Company 645,572
5,876 Selective Insurance Group, Inc. 525,079
6,714 Signature Bank 1,970,492
6,074 Starwood Property Trust, Inc. 146,809
25,086 State Street Corporation 2,185,492
6,045 Synchrony Financial 210,426

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Financials (6.7%) - continued
17,308 Synovus Financial Corporation $ 848,092
1,384 Territorial Bancorp, Inc. 33,216
17,017 Texas Capital Bancshares, Inc.
a
975,244
120 Towne Bank 3,593
5,811 TPG RE Finance Trust, Inc. 68,628
13,870 Tradeweb Markets, Inc. 1,218,757
703 TriCo Bancshares 28,141
12,522 Triumph Bancorp, Inc.
a
1,177,318
34,354 Truist Financial Corporation 1,947,872
8,821 TrustCo Bank Corporation NY 281,655
15,958 Two Harbors Investment
Corporation 88,248
40,001 Umpqua Holdings Corporation 754,419
599 Univest Financial Corporation 16,029
41,800 Unum Group 1,317,118
1,156 Washington Federal, Inc. 37,940
87 Washington Trust Bancorp, Inc. 4,568
63,418 Wells Fargo & Company 3,073,236
53,855 Western Alliance Bancorp 4,460,271
8,293 Western Asset Mortgage Capital
Corporation 14,181
175 Wintrust Financial Corporation 16,263
29,352 Zions Bancorporation NA 1,924,317
3,827 Zurich Insurance Group AG 1,890,155
Total 134,818,832
Health Care (6.1%)
12,527 Abbott Laboratories 1,482,696
16,925 AbbVie, Inc. 2,743,712
1,949 AdaptHealth Corporation
a
31,242
20,073 Adaptive Biotechnologies
Corporation
a
278,613
7,061 Agilent Technologies, Inc. 934,382
51,642 Agilon Health, Inc.
a
1,309,125
1,066 Align Technology, Inc.
a
464,776
3,162 Allogene Therapeutics, Inc.
a
28,806
1,157 Amedisys, Inc.
a
199,340
10,742 Amgen, Inc. 2,597,630
11,066 Anthem, Inc. 5,435,841
6,255 Argenx SE ADR
a
1,972,264
10,595 Ascendis Pharma AS ADR
a
1,243,429
29,437 AstraZeneca plc ADR 1,952,851
3,979 Avanos Medical, Inc.
a
133,297
47,897 Avantor, Inc.
a
1,619,877
32,136 Axonics, Inc.
a
2,011,714
10,857 Baxter International, Inc. 841,852
3,849 Becton, Dickinson and Company 1,023,834
6,222 Biogen, Inc.
a
1,310,353
3,813 Biohaven Pharmaceutical Holding
Company, Ltd.
a
452,107
12,839 BioLife Solutions, Inc.
a
291,830
173 Bio-Rad Laboratories, Inc.
a
97,439
5,639 Bio-Techne Corporation 2,441,913
512 Boston Scientific Corporation
a
22,676
749 Bristol-Myers Squibb Company 54,699
34,908 Centene Corporation
a
2,938,905
3,929 Charles River Laboratories
International, Inc.
a
1,115,718
724 Chemed Corporation 366,742
9,055 Cigna Holding Company 2,169,669
3,583 Cooper Companies, Inc. 1,496,225
14,499 Covetrus, Inc.
a
243,438
13,911 CVS Health Corporation 1,407,932
12,930 Danaher Corporation 3,792,757
813 Dentsply Sirona, Inc. 40,016
Shares Common Stock (48.3%) Value
Health Care (6.1%) - continued
4,169 DexCom, Inc.
a
$ 2,132,860
1,747 Editas Medicine, Inc.
a
33,228
35,297 Edwards Lifesciences Corporation
a
4,155,163
2,931 Elanco Animal Health, Inc.
a
76,470
1,973 Encompass Health Corporation 140,300
648 Exact Sciences Corporation
a
45,308
1,160 Generation Bio Company
a
8,514
22,355 Gilead Sciences, Inc. 1,329,005
23,320 GlaxoSmithKline plc ADR 1,015,819
3,686 Global Blood Therapeutics, Inc.
a
127,683
1,218 Globus Medical, Inc.
a
89,864
17,381 Guardant Health, Inc.
a
1,151,317
41,156 Halozyme Therapeutics, Inc.
a
1,641,301
8,735 HCA Healthcare, Inc. 2,189,166
3,450 HealthEquity, Inc.
a
232,668
764 Henry Schein, Inc.
a
66,613
10,785 Hologic, Inc.
a
828,504
2,144 ICU Medical, Inc.
a
477,340
27,919 Immunocore Holdings plc ADR
a
834,778
11,875 Inari Medical, Inc.
a
1,076,350
11,376 Inotiv, Inc.
a
297,824
7,339 Inspire Medical Systems, Inc.
a
1,883,848
9,267 Insulet Corporation
a
2,468,636
852 Integer Holdings Corporation
a
68,646
1,709 Integra LifeSciences Holdings
Corporation
a
109,820
11,975 Intuitive Surgical, Inc.
a
3,612,618
2,463 Invitae Corporation
a
19,630
32,397 Ionis Pharmaceuticals, Inc.
a
1,199,985
1,097 IQVIA Holding, Inc.
a
253,637
30,580 Johnson & Johnson 5,419,693
474 Kymera Therapeutics, Inc.
a
20,060
1,540 Laboratory Corporation of America
Holdings
a
406,036
82,258 Lantheus Holdings, Inc.
a
4,549,690
968 Masimo Corporation
a
140,883
33,837 Medtronic plc 3,754,215
41,901 Merck & Company, Inc. 3,437,977
677 Molina Healthcare, Inc.
a
225,840
36,701 MultiPlan Corporation
a
171,761
9,203 Natera, Inc.
a
374,378
2,603 National HealthCare Corporation 182,809
21,708 Novo Nordisk AS ADR 2,410,673
17,106 NuVasive, Inc.
a
969,910
17,404 Omnicell, Inc.
a
2,253,644
1,309 Orthofix Medical, Inc.
a
42,804
824 Pennant Group, Inc.
a
15,351
27,479 Phreesia, Inc.
a
724,346
8,888 Premier, Inc. 316,324
48,007 Progyny, Inc.
a
2,467,560
14,035 Repligen Corporation
a
2,639,843
913 Sage Therapeutics, Inc.
a
30,220
8,936 Sarepta Therapeutics, Inc.
a
698,080
8,131 Signify Health, Inc.
a
147,578
26,354 Silk Road Medical, Inc.
a
1,088,157
428 STAAR Surgical Company
a
34,201
7,487 Stryker Corporation 2,001,649
25,308 Syneos Health, Inc.
a
2,048,683
14,353 Teladoc Health, Inc.
a
1,035,282
4,405 Teleflex, Inc. 1,563,026
6,035 Thermo Fisher Scientific, Inc. 3,564,573
12,536 Travere Therapeutics, Inc.
a
323,053
4,342 Turning Point Therapeutics, Inc.
a
116,583
465 U.S. Physical Therapy, Inc. 46,244
2,938 uniQure NV
a
53,090

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Health Care (6.1%) - continued
284 Vaxcyte, Inc.
a
$ 6,859
323 Veeva Systems, Inc.
a
68,625
2,366 Veracyte, Inc.
a
65,231
76,404 Viemed Healthcare, Inc.
a
380,492
20,930 Vor BioPharma, Inc.
a
126,417
2,551 VYNE Therapeutics, Inc.
a
1,658
645 Waters Corporation
a
200,202
10,603 Zimmer Biomet Holdings, Inc. 1,356,124
26,594 Zoetis, Inc. 5,015,362
Total 122,609,781
Industrials (7.0%)
11,078 3M Company 1,649,293
2,437 A.O. Smith Corporation 155,700
3,487 ACCO Brands Corporation 27,896
5,634 Advanced Drainage Systems, Inc. 669,376
8,996 AECOM 690,983
465 Allegion plc 51,048
27,080 Altra Industrial Motion Corporation 1,054,224
16,858 AMETEK, Inc. 2,245,148
1,704 Armstrong World Industries, Inc. 153,377
35,688 ASGN, Inc.
a
4,165,146
7,752 AZZ, Inc. 373,956
44,250 Badger Infrastructure Solutions,
Ltd. 1,113,550
16,172 Carlisle Companies, Inc. 3,977,018
589 Caterpillar, Inc. 131,241
10,102 CBIZ, Inc.
a
423,981
25,568 Chart Industries, Inc.
a
4,391,815
380 Columbus McKinnon Corporation 16,112
899 Covenant Logistics Group, Inc. 19,355
34,286 Crane Company 3,712,488
3,493 CSW Industrials, Inc. 410,742
71,364 CSX Corporation 2,672,582
1,428 Cummins, Inc. 292,897
17,682 Curtiss-Wright Corporation 2,655,129
947 Deere & Company 393,441
47,512 Delta Air Lines, Inc.
a
1,880,050
1,272 Donaldson Company, Inc. 66,055
88 Douglas Dynamics, Inc. 3,044
4,425 Dover Corporation 694,282
74,520 Driven Brands Holdings, Inc.
a
1,958,386
36,643 Dun & Bradstreet Holdings, Inc.
a
641,985
6,430 EMCOR Group, Inc. 724,211
8,312 Emerson Electric Company 814,992
17,079 Fastenal Company 1,014,493
79,239 First Advantage Corporation
a
1,599,835
6,150 Flowserve Corporation 220,785
5,599 Forrester Research, Inc.
a
315,896
21,273 Forward Air Corporation 2,080,074
1,971 GATX Corporation 243,083
4,502 Generac Holdings, Inc.
a
1,338,265
9,805 General Dynamics Corporation 2,364,770
752 Gibraltar Industries, Inc.
a
32,298
385 Gorman-Rupp Company 13,814
1,483 GrafTech International, Ltd. 14,266
6,925 Greenbrier Companies, Inc. 356,707
7,286 Helios Technologies, Inc. 584,701
6,805 Honeywell International, Inc. 1,324,117
84,969 Howmet Aerospace, Inc. 3,053,786
7,269 Hubbell, Inc. 1,335,824
254 ICF International, Inc. 23,912
13,432 IDEX Corporation 2,575,317
2,699 Illinois Tool Works, Inc. 565,171
1,143 ITT Corporation 85,965
Shares Common Stock (48.3%) Value
Industrials (7.0%) - continued
334 JB Hunt Transport Services, Inc. $ 67,064
1,106 JetBlue Airways Corporation
a
16,535
27,409 Johnson Controls International plc 1,797,208
4,275 Kennametal, Inc. 122,308
8,722 L3Harris Technologies, Inc. 2,167,155
11,226 Landstar System, Inc. 1,693,218
1,094 Lennox International, Inc. 282,099
28,071 Lincoln Electric Holdings, Inc. 3,868,465
2,503 Linde plc 799,533
4,707 Lockheed Martin Corporation 2,077,670
1,987 Manitowoc Company, Inc.
a
29,964
19,953 ManpowerGroup, Inc. 1,873,986
1,664 Masonite International
Corporation
a
147,996
11,078 Mercury Systems, Inc.
a
713,977
9,385 Meritor, Inc.
a
333,824
27,719 Middleby Corporation
a
4,544,253
6,956 MSC Industrial Direct Company,
Inc. 592,721
32,212 NAPCO Security Technologies,
Inc.
a
660,990
110 National Presto Industries, Inc. 8,465
986 Nordson Corporation 223,901
10,109 Norfolk Southern Corporation 2,883,289
7,689 nVent Electric plc 267,423
6,650 Old Dominion Freight Line, Inc. 1,986,222
8,575 Parker-Hannifin Corporation 2,433,242
3,285 Proto Labs, Inc.
a
173,777
1,456 Quad/Graphics, Inc.
a
10,105
8,446 Quanta Services, Inc. 1,111,578
61,797 Ranpak Holdings Corporation
a
1,262,513
17,799 Raytheon Technologies
Corporation 1,763,347
8,059 RBC Bearings, Inc.
a
1,562,479
41,146 Regal Rexnord Corporation 6,121,702
30,346 Rush Enterprises, Inc. 1,544,915
7,160 Ryder System, Inc. 568,003
3,559 Saia, Inc.
a
867,755
6,093 SkyWest, Inc.
a
175,783
1,491 Snap-On, Inc. 306,371
14,802 Southwest Airlines Company
a
677,932
11,422 Standex International Corporation 1,141,286
68,048 Summit Materials, Inc.
a
2,113,571
88,987 Sun Country Airlines Holdings,
Inc.
a
2,329,680
1,318 Sunrun, Inc.
a
40,028
2,513 Technip Energies NV ADR
a
30,432
4,985 Teledyne Technologies, Inc.
a
2,356,061
9,903 Tennant Company 780,356
12 Tetra Tech, Inc. 1,979
685 Thermon Group Holdings, Inc.
a
11,097
16,809 Timken Company 1,020,306
325 Toro Company 27,784
3,153 Trane Technologies plc 481,463
21,028 TransUnion 2,173,034
10,978 Trex Company, Inc.
a
717,193
6,925 TriMas Corporation 222,223
11,333 Tutor Perini Corporation
a
122,396
117,153 Uber Technologies, Inc.
a
4,180,019
548 UniFirst Corporation 100,985
10,445 Union Pacific Corporation 2,853,678
15,694 United Parcel Service, Inc. 3,365,735
13,224 United Rentals, Inc.
a
4,697,297
1,556 Univar, Inc.
a
50,010
3,163 Valmont Industries, Inc. 754,692

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Industrials (7.0%) - continued
8,123 Verisk Analytics, Inc. $ 1,743,439
27,023 Vicor Corporation
a
1,906,473
8,503 Vontier Corporation 215,891
1,563 Watsco, Inc. 476,152
250 Watts Water Technologies, Inc. 34,898
5,621 Werner Enterprises, Inc. 230,461
6,667 WESCO International, Inc.
a
867,643
105,318 WillScot Mobile Mini Holdings
Corporation
a
4,121,093
1,642 Woodward, Inc. 205,102
2,630 Xylem, Inc. 224,234
1,155 Yellow Corporation
a
8,097
Total 142,715,138
Information Technology (10.8%)
3,622 Accenture plc 1,221,447
3,566 ACI Worldwide, Inc.
a
112,293
13,585 Adobe, Inc.
a
6,189,598
5,644 Advanced Energy Industries, Inc. 485,836
16,810 Agilysys, Inc.
a
670,383
41,063 Alignment Healthcare, Inc.
a
461,138
22,037 Allegro MicroSystems, Inc.
a
625,851
9,315 Alliance Data Systems Corporation 523,037
28,835 Amphenol Corporation 2,172,717
1,613 Anaplan, Inc.
a
104,926
2,269 ANSYS, Inc.
a
720,748
157,275 Apple, Inc. 27,461,788
29,526 AppLovin Corporation
a
1,625,997
9,254 Arista Networks, Inc.
a
1,286,121
1,710 Arrow Electronics, Inc.
a
202,857
2,820 Autodesk, Inc.
a
604,467
16,610 Avalara, Inc.
a
1,652,861
1,382 Avaya Holdings Corporation
a
17,510
4,964 Axcelis Technologies, Inc.
a
374,931
1,980 Benchmark Electronics, Inc. 49,579
15,507 BigCommerce Holdings, Inc.
a
339,758
11,461 Bill.com Holdings, Inc.
a
2,599,240
53,968 Block, Inc.
a
7,318,061
2,548 Broadcom, Inc. 1,604,425
974 CACI International, Inc.
a
293,427
39,434 Calix, Inc.
a
1,692,113
5,333 CDK Global, Inc. 259,610
3,399 CDW Corporation 608,047
23,782 Ciena Corporation
a
1,441,903
87,150 Cisco Systems, Inc. 4,859,484
47,488 Cognex Corporation 3,663,699
10,357 CommScope Holding Company,
Inc.
a
81,613
11,838 Computer Services, Inc. 585,981
26 Concentrix Corporation 4,331
8,250 Coupa Software, Inc.
a
838,448
362 CTS Corporation 12,793
11,618 Descartes Systems Group, Inc.
a
851,135
3,615 Digital Turbine, Inc.
a
158,373
1,258 Diodes, Inc.
a
109,433
1,818 DocuSign, Inc.
a
194,744
27,245 Dolby Laboratories, Inc. 2,131,104
24,644 Dropbox, Inc.
a
572,973
10,400 DXC Technology Company
a
339,352
5,640 Endava plc ADR
a
750,289
2,090 EPAM Systems, Inc.
a
619,915
5,404 ePlus, Inc.
a
302,948
3,650 Euronet Worldwide, Inc.
a
475,048
1,121 F5, Inc.
a
234,233
277 Fair Isaac Corporation
a
129,209
Shares Common Stock (48.3%) Value
Information Technology (10.8%) - continued
23,560 Fidelity National Information
Services, Inc. $ 2,365,895
26,885 Five9, Inc.
a
2,968,104
4,450 FLEETCOR Technologies, Inc.
a
1,108,317
92 Genpact, Ltd. 4,003
56,736 Gilat Satellite Networks, Ltd.
a
499,844
11,529 Global Payments, Inc. 1,577,628
26,995 Hewlett Packard Enterprise
Company 451,086
2,242 HubSpot, Inc.
a
1,064,816
382 I3 Verticals, Inc.
a
10,643
2,856 IPG Photonics Corporation
a
313,475
8,346 Jack Henry & Associates, Inc. 1,644,579
90 Keysight Technologies, Inc.
a
14,217
1,998 KLA-Tencor Corporation 731,388
33,357 Knowles Corporation
a
718,176
3,388 Lam Research Corporation 1,821,423
41,536 Lattice Semiconductor
Corporation
a
2,531,619
2,602 Littelfuse, Inc. 648,965
17,304 LivePerson, Inc.
a
422,564
27,839 LiveRamp Holding, Inc.
a
1,040,900
1,218 Manhattan Associates, Inc.
a
168,949
4,448 Mastercard, Inc. 1,589,626
2,215 MAXIMUS, Inc. 166,014
274 MaxLinear, Inc.
a
15,988
14,579 Microchip Technology, Inc. 1,095,466
109,097 Microsoft Corporation 33,635,696
6,431 MKS Instruments, Inc. 964,650
240 Model N, Inc.
a
6,456
7,329 Monolithic Power Systems, Inc. 3,559,549
18,311 National Instruments Corporation 743,244
2,746 NetApp, Inc. 227,918
1,560 NETGEAR, Inc.
a
38,501
3,126 NICE, Ltd. ADR
a
684,594
6,272 Nova, Ltd.
a
682,895
46,963 NVIDIA Corporation 12,814,324
7,342 Okta, Inc.
a
1,108,348
4,098 Palo Alto Networks, Inc.
a
2,551,046
4,980 Paycom Software, Inc.
a
1,724,972
28,320 Paymentus Holdings, Inc.
a,b
596,986
42,213 PayPal Holdings, Inc.
a
4,881,933
144 Progress Software Corporation 6,781
12,876 PTC, Inc.
a
1,387,003
6,472 Qorvo, Inc.
a
803,175
44,328 QUALCOMM, Inc. 6,774,205
27,182 Salesforce.com, Inc.
a
5,771,282
48,980 Samsung Electronics Company,
Ltd. 2,802,782
1,540 ScanSource, Inc.
a
53,577
12,263 Semtech Corporation
a
850,316
9,408 ServiceNow, Inc.
a
5,239,221
69,634 Sierra Wireless, Inc.
a
1,256,197
3,699 SiTime Corporation
a
916,686
14,101 Skyworks Solutions, Inc. 1,879,381
41,738 Sonos, Inc.
a
1,177,846
51,270 Sprout Social, Inc.
a
4,107,752
18,079 STMicroelectronics NV ADR
b
781,374
4,264 Synopsys, Inc.
a
1,421,063
6,571 TD SYNNEX Corporation 678,193
1,553 TE Connectivity, Ltd. 203,412
101,927 Telefonaktiebolaget LM Ericsson
ADR 931,613
26,233 Texas Instruments, Inc. 4,813,231
11,266 Trimble, Inc.
a
812,729

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Information Technology (10.8%) - continued
10,776 TTEC Holdings, Inc. $ 889,236
113,124 TTM Technologies, Inc.
a
1,676,498
6,657 Universal Display Corporation 1,111,386
595 Upland Software, Inc.
a
10,478
1,538 VeriSign, Inc.
a
342,143
428 Vertex, Inc.
a
6,566
1,013 Western Union Company 18,984
5,733 WEX, Inc.
a
1,023,054
26,133 Workiva, Inc.
a
3,083,694
17,589 Xerox Holdings Corporation 354,770
Total 218,015,199
Materials (2.0%)
1,772 AdvanSix, Inc. 90,531
525 Alpha Metallurgical Resources,
Inc.
a
69,279
15,273 AptarGroup, Inc. 1,794,577
21,938 Ashland Global Holdings, Inc. 2,158,919
2,428 Avery Dennison Corporation 422,399
64,075 Axalta Coating Systems, Ltd.
a
1,574,963
71 Balchem Corporation 9,706
9,864 Ball Corporation 887,760
402 Cabot Corporation 27,501
25,608 Carpenter Technology Corporation 1,075,024
1,955 Celanese Corporation 279,311
23,968 CF Industries Holdings, Inc. 2,470,142
10,080 Chemours Company 317,318
5,752 Cleveland-Cliffs, Inc.
a
185,272
16,977 Compass Minerals International,
Inc. 1,065,986
10,942 Crown Holdings, Inc. 1,368,735
23,047 Eastman Chemical Company 2,582,647
3,408 FMC Corporation 448,390
16,397 Graphic Packaging Holding
Company 328,596
7,817 Huntsman Corporation 293,216
18,886 Ingevity Corporation
a
1,210,026
5,609 Innospec, Inc. 519,113
97,837 Ivanhoe Mines, Ltd.
a
912,514
6,573 Kaiser Aluminum Corporation 618,914
396 Koppers Holdings, Inc. 10,898
15,386 LyondellBasell Industries NV 1,581,988
3,250 Martin Marietta Materials, Inc. 1,250,892
48 Materion Corporation 4,115
3,367 Minerals Technologies, Inc. 222,727
3,808 Myers Industries, Inc. 82,253
2,660 Neenah, Inc. 105,496
7 NewMarket Corporation 2,271
16,734 Nucor Corporation 2,487,509
11,859 O-I Glass, Inc.
a
156,302
5,995 Olin Corporation 313,419
6,737 PPG Industries, Inc. 883,019
9,152 Quaker Chemical Corporation 1,581,557
1,067 Rayonier Advanced Materials,
Inc.
a
7,010
3,296 Reliance Steel & Aluminum
Company 604,322
16,641 RPM International, Inc. 1,355,243
2,544 Ryerson Holding Corporation 89,091
586 Schweitzer-Mauduit International,
Inc. 16,115
5,694 Sensient Technologies Corporation 478,011
9,975 Sherwin-Williams Company 2,489,959
1,191 Sonoco Products Company 74,509
19,727 Steel Dynamics, Inc. 1,645,824
Shares Common Stock (48.3%) Value
Materials (2.0%) - continued
2,844 SunCoke Energy, Inc. $ 25,340
6,627 Trinseo plc 317,566
2,635 Tronox Holdings plc 52,147
13,689 UFP Technologies, Inc.
a
905,801
6,659 United States Lime & Minerals, Inc. 772,710
15,154 United States Steel Corporation 571,912
5,736 Westlake Corporation 707,822
1,983 Worthington Industries, Inc. 101,946
Total 39,608,613
Real Estate (2.3%)
105,557 AGNC Investment Corporation 1,382,797
24,547 Agree Realty Corporation 1,628,939
5,748 Alexandria Real Estate Equities,
Inc. 1,156,785
33,978 American Campus Communities,
Inc. 1,901,749
759 Apartment Income REIT
Corporation 40,576
4,605 AvalonBay Communities, Inc. 1,143,744
1,221 Breaemar Hotels & Resorts, Inc. 7,546
16,808 Camden Property Trust 2,793,490
980 CareTrust REIT, Inc. 18,914
26,516 CBRE Group, Inc.
a
2,426,744
238 Community Healthcare Trust, Inc. 10,046
35,151 CubeSmart 1,828,906
46,711 Cushman and Wakefield plc
a
958,043
5,346 Digital Realty Trust, Inc. 758,063
16,277 Duke Realty Corporation 945,043
1,465 EastGroup Properties, Inc. 297,805
20,151 EPR Properties 1,102,461
28,882 Essential Properties Realty Trust,
Inc. 730,715
1,129 Essex Property Trust, Inc. 390,047
2,446 Extra Space Storage, Inc. 502,898
523 Federal Realty Investment Trust 63,843
13,809 First Industrial Realty Trust, Inc. 854,915
5,656 FirstService Corporation 819,441
4,846 Four Corners Property Trust, Inc. 131,036
507 Getty Realty Corporation 14,510
2,080 Gladstone Commercial
Corporation 45,802
2,120 Gladstone Land Corporation 77,210
7,946 Healthcare Realty Trust, Inc. 218,356
909 Highwoods Properties, Inc. 41,578
78,449 Host Hotels & Resorts, Inc. 1,524,264
33,804 Independence Realty Trust, Inc. 893,778
2,759 Industrial Logistics Properties Trust 62,546
2,067 Innovative Industrial Properties,
Inc. 424,562
1,533 Jones Lang LaSalle, Inc.
a
367,092
13,416 Kilroy Realty Corporation 1,025,251
5,624 Life Storage, Inc. 789,778
3,018 Medical Properties Trust, Inc. 63,800
56,203 MGIC Investment Corporation 761,551
14,933 National Retail Properties, Inc. 671,089
79,558 National Storage Affiliates Trust 4,993,060
44,418 Necessity Retail REIT, Inc. 351,346
3,590 NetSTREIT Corporation 80,560
32,098 New Residential Investment
Corporation 352,436
8,106 NexPoint Residential Trust, Inc. 732,053
1,921 One Liberty Properties, Inc. 59,147
435 Orion Office REIT, Inc. 6,090
62,427 Pebblebrook Hotel Trust 1,528,213

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.3%) Value
Real Estate (2.3%) - continued
515 PS Business Parks, Inc. $ 86,561
5,601 Public Storage, Inc. 2,185,958
9,657 Rayonier, Inc. REIT 397,096
950 RE/MAX Holdings, Inc. 26,343
4,359 Realty Income Corporation 302,079
38,532 Rexford Industrial Realty, Inc. 2,874,102
9,245 Sabra Health Care REIT, Inc. 137,658
3,979 SBA Communications Corporation 1,369,174
79,124 Service Properties Trust 698,665
9,372 Spirit Realty Capital, Inc. 431,299
9,676 STAG Industrial, Inc. 400,103
16,612 UDR, Inc. 953,030
4,738 UMH Properties, Inc. 116,507
Total 46,957,193
Utilities (1.2%)
22,223 Alliant Energy Corporation 1,388,493
193 American States Water Company 17,181
2,346 Artesian Resources Corporation 113,898
1,284 Avista Corporation 57,973
27,587 CenterPoint Energy, Inc. 845,266
650 Consolidated Edison, Inc. 61,542
1,994 Consolidated Water Company,
Ltd. 22,054
21,773 Constellation Energy Corporation 1,224,731
17,454 Duke Energy Corporation 1,948,914
25,219 Entergy Corporation 2,944,318
681 Essential Utilities, Inc. 34,819
41,110 Exelon Corporation 1,958,069
121,052 NiSource, Inc. 3,849,454
11,676 NorthWestern Corporation 706,281
2,817 Pinnacle West Capital Corporation 220,008
10,992 Portland General Electric
Company 606,209
35,353 Sempra Energy 5,943,546
17,875 Spire, Inc. 1,282,710
14,978 UGI Corporation 542,503
Total 23,767,969
Total Common Stock
(cost $729,736,997) 977,524,933
Shares
Registered Investment
Companies ( 36.7% ) Value
Unaffiliated  (0.8%)
1,743 Invesco QQQ Trust Series 1 631,907
7,893 ProShares Ultra S&P 500 517,860
2,412 ProShares UltraPro QQQ 140,330
26,978 SPDR S&P 500 ETF Trust 12,184,344
12,903 SPDR S&P Biotech ETF
a,b
1,159,722
12,557 SPDR S&P Oil & Gas Exploration
ETF
b
1,689,544
Total 16,323,707
Affiliated  (35.9%)
4,736,328 Thrivent Core Emerging Markets
Equity Fund 46,273,920
4,888,000 Thrivent Core International Equity
Fund 49,417,678
5,936,581 Thrivent Core Low Volatility Equity
Fund 77,294,278
4,898,554 Thrivent Global Stock Portfolio 75,631,230
2,338,049 Thrivent High Yield Portfolio 10,318,510
578,645 Thrivent Income Portfolio 5,731,888
Shares
Registered Investment
Companies (36.7%) Value
Affiliated  (35.9%)- continued
13,327,994 Thrivent International Allocation
Portfolio $ 140,982,185
850,015 Thrivent International Index
Portfolio 11,013,645
4,073,584 Thrivent Large Cap Value Portfolio 98,991,360
1,049,517 Thrivent Limited Maturity Bond
Portfolio 10,163,315
4,869,417 Thrivent Mid Cap Stock Portfolio 124,026,495
3,060,382 Thrivent Small Cap Stock Portfolio 75,727,309
Total 725,571,813
Total Registered Investment
Companies (cost $578,555,951) 741,895,520
Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 32,644
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
c
24,616
Total 24,616
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association
988,600 2.500%,  12/1/2051 944,684
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,100,000 2.000%,  4/1/2037
d
1,068,332
798,000 1.500%,  5/1/2037
d
755,092
500,000 2.000%,  5/1/2037
d
484,521
1,275,000 2.500%,  5/1/2037
d
1,256,533
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,517,716 2.000%,  3/1/2051 1,412,978
3,100,000 2.000%,  4/1/2052
d
2,877,551
1,400,000 2.500%,  4/1/2052
d
1,335,688
1,725,000 2.000%,  5/1/2052
d
1,598,062
4,625,000 2.500%,  5/1/2052
d
4,403,392
5,250,000 3.000%,  5/1/2049
d
5,123,146
2,090,000 3.500%,  5/1/2049
d
2,086,384
Total 23,346,363
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,540,572
920,000 2.250%,  11/15/2027 909,398
5,000,000 2.875%,  5/15/2028 5,116,602
170,000 5.250%,  11/15/2028 199,172
125,000 0.875%,  11/15/2030 110,688
90,000 1.375%,  11/15/2031 82,575
3,030,000 1.375%,  11/15/2040 2,477,143
120,000 3.000%,  5/15/2042 127,092
2,413,000 2.500%,  5/15/2046 2,364,269
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,219,594
100,000 0.125%,  10/15/2023 96,918
500,000 2.125%,  7/31/2024 496,445
2,330,000 2.250%,  11/15/2024 2,315,529
2,040,000 2.125%,  11/30/2024 2,020,078
640,000 2.625%,  1/31/2026 642,425
6,630,000 2.500%,  2/28/2026 6,620,677

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (2.8%) Value
U.S. Government & Agencies (1.7%) -
continued
$ 300,000 0.750%,  1/31/2028 $ 272,133
Total 33,611,310
Total Long-Term Fixed Income
(cost $57,939,254) 56,982,289
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
7,068,094 Thrivent Cash Management Trust 7,068,094
Total Collateral Held for
Securities Loaned
(cost $7,068,094) 7,068,094
Shares or
Principal
Amount Short-Term Investments ( 13.2% ) Value
Federal Home Loan Bank Discount
Notes
7,300,000 0.134%, 4/6/2022
e,f
7,299,828
900,000 0.170%, 4/20/2022
e,f
899,919
1,100,000 0.190%, 4/27/2022
e,f
1,099,865
1,900,000 0.236%, 5/4/2022
e,f
1,899,270
100,000 0.220%, 5/17/2022
e,f
99,947
3,500,000 0.341%, 5/18/2022
e,f
3,498,085
100,000 0.315%, 5/24/2022
e,f
99,938
1,500,000 0.380%, 6/3/2022
e,f
1,498,379
900,000 0.300%, 6/8/2022
e,f
898,950
900,000 0.591%, 7/19/2022
e,f
897,939
Thrivent Core Short-Term Reserve
Fund
24,943,515 0.660% 249,435,146
Total Short-Term Investments
(cost $267,548,006) 267,627,266
Total Investments (cost
$1,640,848,302) 101.4% $2,051,098,102
Other Assets and Liabilities, Net
(1.4%) (28,883,631)
Total Net Assets 100.0% $2,022,214,471
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 6,709,543
Total lending $6,709,543
Gross amount payable upon return of
collateral for securities loaned $7,068,094
Net amounts due to counterparty $358,551
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 59,423,254 59,423,254 – –
Consumer Discretionary 121,985,017 121,985,017 – –
Consumer Staples 35,431,959 35,431,959 – –
Energy 32,191,978 32,191,978 – –
Financials 134,818,832 132,928,677 1,890,155 –
Health Care 122,609,781 122,609,781 – –
Industrials 142,715,138 141,601,588 1,113,550 –
Information Technology 218,015,199 215,212,417 2,802,782 –
Materials 39,608,613 38,696,099 912,514 –
Real Estate 46,957,193 46,957,193 – –
Utilities 23,767,969 23,767,969 – –
Registered Investment Companies
Unaffiliated 16,323,707 16,323,707 – –
Affiliated 552,585,937 552,585,937 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 24,616 – 24,616 –
Mortgage-Backed Securities 23,346,363 – 23,346,363 –
U.S. Government & Agencies 33,611,310 – 33,611,310 –
Short-Term Investments 18,192,120 – 18,192,120 –
Subtotal Investments in Securities $1,621,608,986 $1,539,715,576 $81,893,410 $–
Other Investments  * Total
Affiliated Short-Term Investments 249,435,146
Affiliated Registered Investment Companies 172,985,876
Collateral Held for Securities Loaned 7,068,094
Subtotal Other Investments $429,489,116
Total Investments at Value $2,051,098,102
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,014,245 26,014,245 – –
Total Asset Derivatives $26,014,245 $26,014,245 $– $–
Liability Derivatives
Futures Contracts 8,107,628 8,107,628 – –
Total Liability Derivatives $8,107,628 $8,107,628 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$18,636,120 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 60 June 2022 $ 7,574,309 ( $ 201,809)
CBOT U.S. Long Bond 8 June 2022 1,238,151 (37,651)
CME E-mini Russell 2000 Index 12 June 2022 1,204,161 35,679
CME E-mini S&P 500 Index 1,468 June 2022 311,832,143 20,724,907
CME E-mini S&P Mid-Cap 400 Index 11 June 2022 2,843,149 114,971
CME Ultra Long Term U.S. Treasury Bond 14 June 2022 2,579,984 (100,234)
ICE mini MSCI EAFE Index 707 June 2022 71,536,423 4,268,116
ICE US mini MSCI Emerging Markets Index 228 June 2022 12,236,195 594,505
Total Futures Long Contracts $ 411,044,515 $ 25,398,484
CBOT 2-Yr. U.S. Treasury Note (33) June 2022 ( $ 7,079,688) $ 86,266
CBOT 5-Yr. U.S. Treasury Note (59) June 2022 (6,934,189) 167,627
CME E-mini Russell 2000 Index (487) June 2022 (49,101,425) (1,215,415)
CME E-mini S&P Mid-Cap 400 Index (633) June 2022 (163,673,841) (6,552,519)
Ultra 10-Yr. U.S. Treasury Note (5) June 2022 (699,518) 22,174
Total Futures Short Contracts ( $ 227,488,661) ($7,491,867)
Total Futures Contracts $ 183,555,854 $17,906,617

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $50,489 $– $– $46,274 4,736 2.3%
Core International Equity 53,279 – – 49,418 4,888 2.4
Core Low Volatility Equity 79,372 – – 77,294 5,937 3.8
Global Stock 80,300 – – 75,631 4,899 3.7
High Yield 10,753 123 – 10,319 2,338 0.5
Income 6,181 45 – 5,732 579 0.3
International Allocation 152,223 – – 140,982 13,328 7.0
International Index 11,827 – – 11,014 850 0.5
Large Cap Value 98,380 – – 98,991 4,074 4.9
Limited Maturity Bond 10,428 41 – 10,163 1,050 0.5
Mid Cap Stock 134,028 – – 124,026 4,869 6.2
Small Cap Stock 76,936 – – 75,727 3,060 3.8
Total Affiliated Registered Investment
Companies 764,196 725,571 35.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 229,547 151,329 131,441 249,435 24,944 12.3
Total Affiliated Short-Term Investments 229,547 249,435 12.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,667 104,212 104,811 7,068 7,068 0.4
Total Collateral Held for Securities Loaned 7,667 7,068 0.4
Total Value $1,001,410 $982,074
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(4,215) $ – $–
Core International Equity – (3,861) – –
Core Low Volatility Equity – (2,078) – –
Global Stock – (4,669) – –
High Yield – (557) – 122
Income – (494) – 45
International Allocation – (11,241) – –
International Index – (813) – –
Large Cap Value – 611 – –
Limited Maturity Bond – (306) – 42
Mid Cap Stock – (10,002) – –
Small Cap Stock – (1,209) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 184
Total Income/Non Income Cash from Affiliated
Investments $393
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $– $(38,834) $ –

All Cap Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Communications Services (6.5%)
2,770 Alphabet, Inc., Class C
a
$ 7,736,582
39,140 Comcast Corporation 1,832,535
25,690 Verizon Communications, Inc. 1,308,649
Total 10,877,766
Consumer Discretionary (12.9%)
1,265 Amazon.com, Inc.
a
4,123,837
710 Booking Holdings, Inc.
a
1,667,400
3,500 Burlington Stores, Inc.
a
637,595
7,570 Caesars Entertainment, Inc.
a
585,615
10,780 Canada Goose Holdings, Inc.
a
283,838
1,010 Chipotle Mexican Grill, Inc.
a
1,597,850
12,290 Clarus Corporation 279,966
9,930 Dollar General Corporation 2,210,716
6,040 Dollar Tree, Inc.
a
967,306
32,981 Everi Holdings, Inc.
a
692,601
5,460 Netflix, Inc.
a
2,045,261
8,940 NIKE, Inc. 1,202,966
160 NVR, Inc.
a
714,763
4,860 Papa John's International, Inc. 511,661
14,730 Sony Group Corporation ADR 1,512,918
2,390 Tesla, Inc.
a
2,575,464
Total 21,609,757
Consumer Staples (4.9%)
3,720 Casey's General Stores, Inc. 737,192
4,370 Costco Wholesale Corporation 2,516,465
10,710 Hain Celestial Group, Inc.
a
368,424
23,160 Philip Morris International, Inc. 2,175,650
20,990 Sysco Corporation 1,713,834
18,290 Turning Point Brands, Inc. 622,043
Total 8,133,608
Energy (3.7%)
7,662 ConocoPhillips 766,200
26,228 Devon Energy Corporation 1,550,862
11,090 Helmerich & Payne, Inc. 474,430
8,420 Pioneer Natural Resources
Company 2,105,253
13,010 Valero Energy Corporation 1,321,035
Total 6,217,780
Financials (12.7%)
9,210 Ally Financial, Inc. 400,451
6,760 American Express Company 1,264,120
6,480 Ameriprise Financial, Inc. 1,946,333
11,270 Arch Capital Group, Ltd.
a
545,693
23,230 Charles Schwab Corporation 1,958,521
12,520 Chubb, Ltd. 2,678,028
8,840 Enterprise Financial Services
Corporation 418,220
13,430 Equitable Holdings, Inc. 415,121
9,240 Essent Group, Ltd. 380,780
3,840 Hamilton Lane, Inc. 296,794
4,280 Houlihan Lokey, Inc. 375,784
17,040 J.P. Morgan Chase & Company 2,322,893
2,880 Kinsale Capital Group, Inc. 656,698
19,580 Morgan Stanley 1,711,292
470 MSCI, Inc. 236,354
3,210 S&P Global, Inc. 1,316,678
5,550 Signature Bank 1,628,869
590 SVB Financial Group
a
330,075
6,550 Texas Capital Bancshares, Inc.
a
375,381
2,670 Tradeweb Markets, Inc. 234,613
4,430 Western Alliance Bancorp 366,893
Shares Common Stock (97.1%) Value
Financials (12.7%) - continued
6,140 Zions Bancorporation NA $ 402,538
1,880 Zurich Insurance Group AG 928,532
Total 21,190,661
Health Care (14.9%)
8,480 AbbVie, Inc. 1,374,693
5,330 Anthem, Inc. 2,618,202
2,560 Ascendis Pharma AS ADR
a
300,442
32,540 AstraZeneca plc ADR 2,158,704
7,630 Danaher Corporation 2,238,108
1,270 DexCom, Inc.
a
649,732
23,100 Edwards Lifesciences Corporation
a
2,719,332
12,276 Inotiv, Inc.
a
321,386
2,150 Insulet Corporation
a
572,738
22,373 Lantheus Holdings, Inc.
a
1,237,451
16,490 Medtronic plc 1,829,565
24,450 Merck & Company, Inc. 2,006,122
17,500 NuVasive, Inc.
a
992,250
15,315 Progyny, Inc.
a
787,191
9,190 Silk Road Medical, Inc.
a
379,455
6,960 Syneos Health, Inc.
a
563,412
7,310 Veeva Systems, Inc.
a
1,553,083
20,810 Zimmer Biomet Holdings, Inc. 2,661,599
Total 24,963,465
Industrials (11.4%)
10,720 Altra Industrial Motion Corporation 417,329
1,380 Carlisle Companies, Inc. 339,369
7,850 Crane Company 849,998
4,360 Deere & Company 1,811,405
18,530 Delta Air Lines, Inc.
a
733,232
45,680 Dun & Bradstreet Holdings, Inc.
a
800,314
16,280 Howmet Aerospace, Inc. 585,103
7,700 ManpowerGroup, Inc. 723,184
25,380 Meritor, Inc.
a
902,767
2,690 Middleby Corporation
a
440,999
11,522 Norfolk Southern Corporation 3,286,305
7,520 Parker-Hannifin Corporation 2,133,875
4,170 Regal Rexnord Corporation 620,413
11,970 Summit Materials, Inc.
a
371,788
7,560 Timken Company 458,892
12,380 United Parcel Service, Inc. 2,655,015
23,160 US Ecology, Inc.
a
1,108,901
19,660 WillScot Mobile Mini Holdings
Corporation
a
769,296
Total 19,008,185
Information Technology (19.8%)
1,180 ANSYS, Inc.
a
374,827
38,940 Apple, Inc. 6,799,313
6,240 AppLovin Corporation
a
343,637
3,880 Avalara, Inc.
a
386,099
4,090 Blackline, Inc.
a
299,470
8,560 Block, Inc.
a
1,160,736
7,720 Ciena Corporation
a
468,064
40,420 Cisco Systems, Inc. 2,253,819
7,390 Cognex Corporation 570,138
7,550 Dolby Laboratories, Inc. 590,561
3,260 F5, Inc.
a
681,177
3,650 Five9, Inc.
a
402,960
16,370 Juniper Networks, Inc. 608,309
9,690 Lattice Semiconductor
Corporation
a
590,606
1,490 Littelfuse, Inc. 371,621
11,670 LivePerson, Inc.
a
284,981

All Cap Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.1%) Value
Information Technology (19.8%) - continued
5,340 Mastercard, Inc. $ 1,908,409
26,160 Microsoft Corporation 8,065,390
14,480 National Instruments Corporation 587,743
9,700 NVIDIA Corporation 2,646,742
6,690 PayPal Holdings, Inc.
a
773,699
10,210 QUALCOMM, Inc. 1,560,292
2,655 Snowflake, Inc.
a
608,340
5,680 Trade Desk, Inc.
a
393,340
4,840 TTEC Holdings, Inc. 399,397
Total 33,129,670
Materials (3.9%)
68,810 Axalta Coating Systems, Ltd.
a
1,691,350
6,300 Ball Corporation 567,000
9,440 Berry Plastics Group, Inc.
a
547,142
11,100 Carpenter Technology Corporation 465,978
3,710 CF Industries Holdings, Inc. 382,353
21,720 LyondellBasell Industries NV 2,233,250
8,700 Steel Dynamics, Inc. 725,841
Total 6,612,914
Real Estate (3.5%)
6,140 Agree Realty Corporation 407,450
3,380 Alexandria Real Estate Equities,
Inc. 680,225
4,390 AvalonBay Communities, Inc. 1,090,344
4,110 Camden Property Trust 683,082
11,500 Duke Realty Corporation 667,690
1,450 Equinix, Inc. 1,075,349
7,420 Prologis, Inc. 1,198,182
Total 5,802,322
Utilities (2.9%)
15,270 CenterPoint Energy, Inc. 467,873
13,260 Duke Energy Corporation 1,480,612
3,750 Entergy Corporation 437,812
5,010 Evergy, Inc. 342,383
20,384 NextEra Energy, Inc. 1,726,729
6,950 Portland General Electric
Company 383,293
Total 4,838,702
Total Common Stock
(cost $131,373,484) 162,384,830
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
8,810 SPDR S&P Homebuilders ETF
b
556,792
Total 556,792
Total Registered Investment
Companies (cost $402,964) 556,792
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
558,175 Thrivent Cash Management Trust 558,175
Total Collateral Held for
Securities Loaned
(cost $558,175) 558,175
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
436,412 0.660% $ 4,364,124
Total Short-Term Investments
(cost $4,363,392) 4,364,124
Total Investments (cost
$136,698,015) 100.3% $167,863,921
Other Assets and Liabilities, Net
(0.3%) (552,004)
Total Net Assets 100.0% $167,311,917
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 31, 2022:
Securities Lending Transactions
Common Stock $ 524,560
Total lending $524,560
Gross amount payable upon return of
collateral for securities loaned $558,175
Net amounts due to counterparty $33,615
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,877,766 10,877,766 – –
Consumer Discretionary 21,609,757 21,609,757 – –
Consumer Staples 8,133,608 8,133,608 – –
Energy 6,217,780 6,217,780 – –
Financials 21,190,661 20,262,129 928,532 –
Health Care 24,963,465 24,963,465 – –
Industrials 19,008,185 19,008,185 – –
Information Technology 33,129,670 33,129,670 – –
Materials 6,612,914 6,612,914 – –
Real Estate 5,802,322 5,802,322 – –
Utilities 4,838,702 4,838,702 – –
Registered Investment Companies
Unaffiliated 556,792 556,792 – –
Subtotal Investments in Securities $162,941,622 $162,013,090 $928,532 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,364,124
Collateral Held for Securities Loaned 558,175
Subtotal Other Investments $4,922,299
Total Investments at Value $167,863,921
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $3,317 $4,575 $3,528 $4,364 436 2.6%
Total Affiliated Short-Term Investments 3,317 4,364 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,219 4,289 4,950 558 558 0.3
Total Collateral Held for Securities Loaned 1,219 558 0.3
Total Value $4,536 $4,922
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.2% )
a
Value
Basic Materials (0.7%)
Flexsys Holdings, Inc., Term Loan
$ 515,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 509,206
INEOS US Petrochem, LLC, Term
Loan
526,025
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
516,031
Innophos Holdings, Inc., Term
Loan
343,000
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
340,856
Momentive Performance Materials
USA, LLC, Term Loan
327,732
3.700%,  (LIBOR 1M +
3.250%), 5/15/2024
b
323,226
Nouryon USA, LLC, Term Loan
671,631
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
660,717
Pixelle Specialty Solutions, LLC,
Term Loan
607,989
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
594,692
Venator Finance SARL, Term Loan
409,638
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
389,156
Total 3,333,884
Capital Goods (2.2%)
Bingo Industries, Ltd., Term Loan
184,075
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
181,774
BW Holding, Inc., Delayed Draw
89,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
87,442
BW Holding, Inc., Term Loan
335,160
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
329,295
Flex Acquisition Company, Inc.,
Term Loan
688,806
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
687,133
Foley Products Company, LLC,
Term Loan
476,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
471,240
Gemini HDPE, LLC, Term Loan
497,672
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
489,172
GFL Environmental, Inc., Term
Loan
528,312
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
525,671
Grinding Media, Inc., Term Loan
517,400
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
511,579
Groupe Solmax, Inc., Term Loan
488,987
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
479,818
HRNI Holdings, LLC, Term Loan
261,300
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
258,904
Principal
Amount Bank Loans (10.2%)
a
Value
Capital Goods (2.2%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 311,719
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
$ 308,408
LABL, Inc., Term Loan
132,169
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
130,210
LRS Holdings, LLC, Term Loan
266,333
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
264,335
LTR Intermediate Holdings, Inc.,
Term Loan
296,258
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
290,332
Mauser Packaging Solutions
Holding Company, Term Loan
491,003
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
483,432
Natgasoline, LLC, Term Loan
420,862
4.000%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
415,602
Novae, LLC, Delayed Draw
158,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
156,618
Novae, LLC, Term Loan
553,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
548,161
Pactiv Evergreen Group Holdings,
Inc., Term Loan
444,375
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
432,248
Quikrete Holdings Inc., Term Loan
310,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
303,974
RLG Holdings, LLC, Term Loan
281,257
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
278,445
Smyrna Ready Mix Concrete, LLC,
Term Loan
446,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
439,310
TransDigm, Inc., Term Loan
1,202,325
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,181,284
TricorBraun Holdings, Inc., Term
Loan
615,537
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
599,207
Trident TPI Holdings, Inc., Delayed
Draw
37,403
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
36,866
Trident TPI Holdings, Inc., Term
Loan
271,138
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
267,241
Venga Finance SARL, Term Loan
267,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
258,907

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Capital Goods (2.2%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 278,600
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 277,438
Total 10,694,046
Communications Services (1.5%)
Allen Media, LLC, Term Loan
248,109
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
245,690
Altice France SA, Term Loan
333,375
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
325,041
Audacy Capital Corporation, Term
Loan
432,925
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
424,699
Cablevision Lightpath, LLC, Term
Loan
513,500
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
506,311
CCI Buyer, Inc., Term Loan
133,650
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
131,617
CommScope, Inc., Term Loan
892,125
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
867,217
DIRECTV Financing, LLC, Term
Loan
553,900
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
552,676
E.W. Scripps Company, Term Loan
203,656
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
202,033
iHeartCommunications, Inc., Term
Loan
360,175
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
357,520
Metronet Systems Holdings, LLC,
Term Loan
496,632
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
490,579
NEP Group, Inc., Term Loan
696,600
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
683,016
Nexstar Media, Inc., Term Loan
772,374
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
768,651
ORBCOMM, Inc., Term Loan
273,625
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
270,662
Sharp Midco, LLC, Term Loan
111,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
110,167
Terrier Media Buyer, Inc., Term
Loan
301,187
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
296,245
Voyage Australia, Pty. Ltd., Term
Loan
263,675
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
260,490
Principal
Amount Bank Loans (10.2%)
a
Value
Communications Services (1.5%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 273,625
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 268,095
245,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
242,550
Zacapa SARL, Term Loan
164,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
162,729
Total 7,165,988
Consumer Cyclical (1.5%)
ACProducts Holdings, Inc., Term
Loan
392,037
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
352,614
AI Aqua Merger Sub, Inc., Delayed
Draw
32,500
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
32,165
AI Aqua Merger Sub, Inc., Term
Loan
282,500
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
279,587
American Trailer World
Corporation, Term Loan
543,082
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
520,001
Caesars Resort Collection, LLC,
Term Loan
228,262
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
227,235
Carnival Corporation, Term Loan
252,431
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
245,110
Cengage Learning, Inc., Term
Loan
507,450
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
502,695
CP Atlas Buyer, Inc., Term Loan
405,954
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
393,840
Golden Entertainment, Inc., Term
Loan
839,985
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
828,436
Great Canadian Gaming
Corporation, Term Loan
169,575
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
168,463
Michaels Companies, Inc., Term
Loan
560,762
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
524,857
Scientific Games International,
Inc., Term Loan
1,777,814
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,770,045
Secure Acquisition, Inc., Delayed
Draw
43,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
42,248

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Cyclical (1.5%) - continued
Secure Acquisition, Inc., Term
Loan
$ 289,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
$ 283,942
Staples, Inc., Term Loan
189,146
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
183,377
319,409
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
301,209
Tenneco, Inc., Term Loan
256,031
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
252,464
Voyage Digital NZ/US, Term Loan
476,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
466,480
Total 7,374,768
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
148,875
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
146,270
Alltech, Inc., Term Loan
257,705
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
253,195
Bausch Health Americas, Inc.,
Term Loan
800,772
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
793,429
Bausch Health Companies, Inc.,
Term Loan
743,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
734,641
Blue Ribbon, LLC, Term Loan
341,250
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
334,084
Chobani, LLC, Term Loan
265,950
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
260,963
City Brewing Company, LLC, Term
Loan
529,540
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
481,881
CNT Holdings I Corporation, Term
Loan
346,500
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
344,262
95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
94,684
Del Monte Foods, Inc., Term Loan
178,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
175,107
Endo Luxembourg Finance
Company I SARL, Term Loan
232,650
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
217,407
Gainwell Acquisition Corporation,
Term Loan
504,887
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
503,625
Global Medical Response, Inc.,
Term Loan
1,348,174
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,336,795
Principal
Amount Bank Loans (10.2%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Herens US Holdco Corporation,
Term Loan
$ 471,443
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
$ 459,068
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
49,687
Packaging Coordinators Midco,
Inc., Term Loan
266,653
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
264,931
PetSmart, LLC, Term Loan
781,075
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
777,818
Precision Medicine Group, LLC,
Delayed Draw
64,039
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
62,705
Precision Medicine Group, LLC,
Term Loan
484,825
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
474,726
Total 7,765,278
Energy (0.1%)
GIP II Blue Holding LP, Term Loan
482,790
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
480,376
Total 480,376
Financials (0.5%)
Asurion, LLC, Term Loan
212,312
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
207,446
693,000
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
678,059
440,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
430,760
165,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
161,081
Digicel International Finance, Ltd.,
Term Loan
382,009
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
362,908
Rinchem Company, Inc., Term
Loan
119,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
118,405
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
178,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
174,440
Tiger Acquisition, LLC, Term Loan
169,150
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
161,997
Total 2,295,096
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
545,286
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
535,471

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.2%)
a
Value
Technology (1.2%) - continued
Crown Subsea Communications
Holding, Inc., Term Loan
$ 396,678
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
$ 394,032
Gogo Intermediate Holdings, LLC,
Term Loan
431,738
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
427,960
Gridiron Fiber Corporation, Term
Loan
185,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
180,260
Lummus Technology Holdings V,
LLC, Term Loan
320,369
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
309,358
Prime Security Services Borrower,
LLC, Term Loan
1,460,250
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,448,086
Rackspace Technology Global,
Inc., Term Loan
940,500
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
921,351
Redstone Holdco 2 LP, Term Loan
280,235
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
273,230
160,591
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
146,138
SS&C Technologies, Inc., Term
Loan
41,733
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
41,035
36,162
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
35,557
Zayo Group Holdings, Inc., Term
Loan
988,776
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
961,338
Total 5,673,816
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
840,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
849,711
Air Canada, Term Loan
178,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
176,145
Hertz Corporation, Term Loan
138,950
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
137,695
26,385
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
26,146
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
716,608
United Airlines, Inc., Term Loan
292,050
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
288,157
Total 2,194,462
Principal
Amount Bank Loans (10.2%)
a
Value
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
$ 60,453
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
$ 60,037
CQP Holdco, LP, Term Loan
611,925
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
608,199
EnergySolutions, LLC, Term Loan
320,050
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
312,849
Exgen Renewables IV, LLC, Term
Loan
155,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
153,354
Freeport LNG Investments, LLLP,
Term Loan
504,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
499,862
Osmose Utilities Services, Inc.,
Term Loan
109,450
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
107,945
PG&E Corporation, Term Loan
248,854
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
245,432
Total 1,987,678
Total Bank Loans
(cost $49,503,889) 48,965,392
Principal
Amount Long-Term Fixed Income ( 35.3% ) Value
Asset-Backed Securities (2.2%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
187,828
295,158
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
282,295
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
188,543
Anchorage Capital CLO 21, Ltd.
250,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
247,183
Ares XL CLO, Ltd.
250,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
243,417
Babson CLO, Ltd.
300,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
291,505
Bardot CLO, Ltd.
450,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
446,284
Barings CLO, Ltd.
400,000
3.404%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
397,626
College Ave Student Loans, LLC
124,594
2.107%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
125,857

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Asset-Backed Securities (2.2%) - continued
Colony American Finance, Ltd.
$ 350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 331,152
Conn's Receivables Funding
4,590
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
4,586
Dewolf Park CLO, Ltd.
350,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
342,825
Foundation Finance Trust
23,584
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
23,672
Galaxy XIX CLO, Ltd.
250,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
244,100
Goldentree Loan Management US
CLO 8, Ltd.
300,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
296,265
Harley Marine Financing, LLC
417,750
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
414,461
Longfellow Place CLO, Ltd.
375,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
371,208
Madison Park Funding XIV, Ltd.
500,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
493,268
Madison Park Funding XXI, Ltd.
275,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
269,987
Mountain View CLO, Ltd.
460,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
450,408
Neuberger Berman CLO, Ltd.
350,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
341,792
OCP CLO, Ltd.
275,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
269,601
OHA Credit Funding 1, Ltd.
390,000
1.704%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
387,703
OZLM IX, Ltd.
425,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
421,772
OZLM VIII, Ltd.
300,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
297,088
Principal
Amount Long-Term Fixed Income (35.3%) Value
Asset-Backed Securities (2.2%) - continued
Palmer Square Loan Funding, Ltd.
$ 300,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
$ 300,088
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
215,904
Sculptor CLO, Ltd.
250,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
245,640
Sound Point CLO XXI, Ltd.
800,000
1.717%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
793,161
Stratus CLO, Ltd.
425,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
413,556
TCI-Flatiron CLO, Ltd.
550,000
2.270%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
544,809
THL Credit Wind River CLO, Ltd.
350,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
348,331
Whitebox CLO III, Ltd.
300,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
290,589
Wind River CLO, Ltd.
200,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
197,136
Total 10,719,640
Basic Materials (0.5%)
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
f
98,333
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
60,028
Chemours Company
75,000 5.750%,  11/15/2028
f
72,871
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 61,543
40,000 4.625%,  3/1/2029
f
39,452
40,000 4.875%,  3/1/2031
f
39,550
Consolidated Energy Finance SA
118,000 5.625%,  10/15/2028
f
109,150
Ecolab, Inc.
54,000 2.125%,  2/1/2032 49,384
First Quantum Minerals, Ltd.
126,000 6.875%,  10/15/2027
f
131,985
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 89,907
45,000 4.250%,  3/1/2030 45,300
128,000 4.625%,  8/1/2030 130,880
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
67,205
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,191

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Basic Materials (0.5%) - continued
Hudbay Minerals, Inc.
$ 70,000 4.500%,  4/1/2026
f
$ 68,017
Ingevity Corporation
100,000 3.875%,  11/1/2028
f
90,383
LYB International Finance III, LLC
62,000 1.250%,  10/1/2025 57,387
Mercer International, Inc.
70,000 5.125%,  2/1/2029 67,550
Mosaic Company
15,000 3.250%,  11/15/2022 15,101
67,000 4.050%,  11/15/2027 68,630
Novelis Corporation
30,000 3.250%,  11/15/2026
f
28,658
40,000 4.750%,  1/30/2030
f
38,835
30,000 3.875%,  8/15/2031
f
27,440
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 88,598
OCI NV
55,000 4.625%,  10/15/2025
f
55,412
Olin Corporation
115,000 5.125%,  9/15/2027 114,630
SCIL USA Holdings, LLC
86,000 5.375%,  11/1/2026
f
79,120
SPCM SA
72,000 3.375%,  3/15/2030
f
63,209
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
70,708
Syngenta Finance NV
89,000 5.182%,  4/24/2028
f
91,900
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f
53,547
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
59,452
United States Steel Corporation
116,000 6.875%,  3/1/2029
h
120,640
Westlake Corporation
45,000 3.600%,  8/15/2026 45,550
Total 2,326,546
Capital Goods (1.0%)
AECOM
115,000 5.125%,  3/15/2027 117,614
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
80,200
Ardagh Packaging Finance plc
75,000 5.250%,  8/15/2027
f
69,328
Boeing Company
30,000 1.950%,  2/1/2024 29,331
79,000 4.875%,  5/1/2025 81,502
52,000 2.196%,  2/4/2026 49,162
67,000 3.250%,  3/1/2028 64,344
90,000 5.150%,  5/1/2030 95,981
Bombardier, Inc.
20,000 7.125%,  6/15/2026
f
19,600
70,000 7.875%,  4/15/2027
f
68,538
60,000 6.000%,  2/15/2028
f
56,234
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
f
32,553
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
44,263
Carrier Global Corporation
75,000 2.722%,  2/15/2030 70,491
Principal
Amount Long-Term Fixed Income (35.3%) Value
Capital Goods (1.0%) - continued
Caterpillar Financial Services
Corporation
$ 28,000 1.450%,  5/15/2025 $ 26,856
Chart Industries, Inc., Convertible
91,000 1.000%,  11/15/2024
f
267,767
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
e,f
10,112
20,000 8.750%,  4/15/2030
e,f
18,825
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 19,793
Coinbase Global, Inc.
37,000 3.375%,  10/1/2028
f
32,687
Cornerstone Building Brands, Inc.
90,000 6.125%,  1/15/2029
f
83,524
Covanta Holding Corporation
31,000 5.000%,  9/1/2030 29,372
Covert Mergeco, Inc.
28,000 4.875%,  12/1/2029
f
26,732
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
f
51,158
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 56,422
General Electric Company
51,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
48,896
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
f
48,760
65,000 3.500%,  9/1/2028
f
61,025
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
f
112,500
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
69,580
Howmet Aerospace, Inc.
70,000 6.875%,  5/1/2025 76,013
69,000 3.000%,  1/15/2029 63,006
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 69,683
JELD-WEN, Inc.
80,000 4.625%,  12/15/2025
f
77,000
KBR, Inc., Convertible
193,000 2.500%,  11/1/2023 418,810
Mauser Packaging Solutions
Holding Company
55,000 5.500%,  4/15/2024
f
54,782
70,000 7.250%,  4/15/2025
f
69,378
Meritage Homes Corporation
67,000 3.875%,  4/15/2029
f
63,817
Meritor, Inc.
50,000 4.500%,  12/15/2028
f
50,127
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
36,416
Nesco Holdings II, Inc.
45,000 5.500%,  4/15/2029
f
44,213
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
f
87,486
OI European Group BV
85,000 4.750%,  2/15/2030
f
78,982
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 45,755

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Capital Goods (1.0%) - continued
Owens-Brockway Glass Container,
Inc.
$ 60,000 5.875%,  8/15/2023
f
$ 61,298
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
50,535
Parker-Hannifin Corporation
40,000 2.700%,  6/14/2024 39,683
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 77,493
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
68,073
Raytheon Technologies
Corporation
91,000 4.125%,  11/16/2028 95,123
Republic Services, Inc.
37,000 3.950%,  5/15/2028 38,033
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
f
61,769
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
f
103,557
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
f
82,436
Sunpower Corporation,
Convertible
64,000 4.000%,  1/15/2023 72,480
Textron, Inc.
67,000 3.650%,  3/15/2027 67,124
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
29,810
TransDigm, Inc.
50,000 6.250%,  3/15/2026
f
51,332
218,000 5.500%,  11/15/2027 216,365
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 71,106
60,000 4.000%,  7/15/2030 57,380
Vertiv Group Corporation
27,000 4.125%,  11/15/2028
f
24,641
Victors Merger Corporation
44,000 6.375%,  5/15/2029
f
36,018
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 20,491
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
33,078
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
f
106,214
Total 4,542,657
Collateralized Mortgage Obligations (2.1%)
Banc of America Alternative Loan
Trust
133,119
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 127,656
Banc of America Mortgage
Securities Trust
102,808
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
101,635
31,814
2.738%,  9/25/2035, Ser.
2005-H, Class 2A1
b
30,804
Bear Stearns Adjustable Rate
Mortgage Trust
54,252
1.639%,  1/25/2034, Ser.
2003-8, Class 5A
b
50,372
Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
Business Jet Securities, LLC
$ 83,043
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
$ 79,976
CHL Mortgage Pass-Through Trust
82,442
2.426%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
84,596
257,045
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 176,232
CHNGE Mortgage Trust
299,236
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
295,187
CIM Trust
129,644
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
130,652
Citigroup Mortgage Loan Trust,
Inc.
220,046
2.907%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
216,144
Countrywide Home Loan
Mortgage Pass Through Trust
99,067
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
93,110
Credit Suisse Mortgage Trust
244,818
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
235,286
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
156,225
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 152,309
102,631
2.017%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
100,102
Eagle Re, Ltd.
300,782
2.257%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
298,904
Federal Home Loan Mortgage
Corporation
487,086
3.500%,  8/15/2035, Ser.
345, Class C8
j
53,087
Federal Home Loan Mortgage
Corporation - REMIC
387,624
3.000%,  5/15/2027, Ser.
4046, Class GI
j
17,551
384,691
3.500%,  10/15/2032, Ser.
4119, Class KI
j
42,724
537,507
3.000%,  4/15/2033, Ser.
4203, Class DI
j
35,783
Federal National Mortgage
Association - REMIC
473,223
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
22,083
406,264
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
16,854
780,494
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
30,764
982,388
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
54,589
592,009
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
26,566
294,720
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
13,640
774,152
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
35,030

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
$ 352,893
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
$ 18,385
1,096,836
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
48,564
328,017
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
16,289
468,510
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
22,840
402,362
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
39,369
Flagstar Mortgage Trust
185,430
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
178,888
Genworth Mortgage Insurance
Corporation
225,000
1.999%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
223,740
GMAC Mortgage Corporation
Loan Trust
57,916
3.175%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
56,173
37,291
0.957%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
25,657
GMACM Mortgage Loan Trust
29,703
3.753%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
29,641
GSAA Home Equity Trust
76,740
4.519%,  8/25/2034, Ser.
2004-10, Class M2
g
76,269
IndyMac INDA Mortgage Loan
Trust
556,177
2.891%,  8/25/2036, Ser.
2006-AR1, Class A1
b
505,849
J.P. Morgan Mortgage Trust
241,413
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
221,454
Legacy Mortgage Asset Trust
195,758
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
193,324
Palmer Square Loan Funding, Ltd.
350,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
345,216
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
434,682
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
237,492
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
254,880
Radnor Re, Ltd.
525,000
3.157%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
516,834
Residential Accredit Loans, Inc.
Trust
106,072
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 99,916
95,560
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 88,887
Principal
Amount Long-Term Fixed Income (35.3%) Value
Collateralized Mortgage Obligations (2.1%) -
continued
Residential Asset Securitization
Trust
$ 109,921
1.888%,  1/25/2034, Ser.
2004-IP1, Class A1
b
$ 110,025
215,730
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 216,788
Residential Funding Mortgage
Security I Trust
170,455
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 155,719
Silver Hill Trust
113,332
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
110,948
Starwood Mortgage Residential
Trust
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
250,153
Structured Adjustable Rate
Mortgage Loan Trust
65,141
2.804%,  7/25/2035, Ser.
2005-15, Class 4A1
b
59,771
Toorak Mortgage Corporation, Ltd.
289,457
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
287,131
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
192,242
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
241,054
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
333,286
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
188,488
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
333,578
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
240,649
Verus Securitization Trust
356,118
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
339,805
Wachovia Asset Securitization, Inc.
137,040
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
133,874
ZH Trust
290,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
278,649
225,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
214,672
Total 9,842,817
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 210,366
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
282,280
BANK 2022-BNK39
300,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 289,427

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
BANK 2022-BNK40
$ 375,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
$ 377,594
Barclays Commercial Mortgage
Securities, LLC
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
358,414
BBCMS Mortgage Trust
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 236,440
BFLD Trust
225,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
222,184
Total 1,976,705
Communications Services (1.3%)
Altice France SA
30,000 8.125%,  2/1/2027
f
30,934
25,000 5.500%,  1/15/2028
f
23,167
75,000 5.125%,  7/15/2029
f
67,219
88,000 5.500%,  10/15/2029
f
78,961
American Tower Corporation
50,000 3.375%,  5/15/2024 50,150
73,000 4.400%,  2/15/2026 74,926
44,000 1.450%,  9/15/2026 40,146
57,000 3.800%,  8/15/2029 56,723
AT&T, Inc.
92,000 4.450%,  4/1/2024 94,682
131,000 4.300%,  2/15/2030 138,411
Cable One, Inc., Convertible
219,000 1.125%,  3/15/2028 195,786
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
f
62,870
75,000 5.125%,  5/1/2027
f
75,111
246,000 4.750%,  2/1/2032
f,h
229,085
63,000 4.250%,  1/15/2034
f
54,715
Cengage Learning, Inc.
69,000 9.500%,  6/15/2024
f
68,827
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 51,142
78,000 4.908%,  7/23/2025 80,887
67,000 5.050%,  3/30/2029 70,941
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
f
85,445
Comcast Corporation
45,000 2.350%,  1/15/2027 43,756
95,000 3.400%,  4/1/2030 96,240
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
f
51,635
Crown Castle International
Corporation
61,000 2.900%,  3/15/2027 58,973
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
f
126,173
53,000 4.125%,  12/1/2030
f
46,474
Cumulus Media New Holdings,
Inc.
60,000 6.750%,  7/1/2026
f,h
60,014
Principal
Amount Long-Term Fixed Income (35.3%) Value
Communications Services (1.3%) - continued
Deutsche Telekom International
Finance BV
$ 34,000 2.485%,  9/19/2023
f
$ 33,847
DIRECTV Holdings, LLC
86,000 5.875%,  8/15/2027
f
84,602
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 45,100
DISH DBS Corporation
34,000 5.250%,  12/1/2026
f
32,385
25,000 7.375%,  7/1/2028 23,688
45,000 5.750%,  12/1/2028
f
42,581
Entercom Media Corporation
104,000 6.500%,  5/1/2027
f
97,579
Fox Corporation
45,000 4.709%,  1/25/2029 48,042
Frontier Communications
Holdings, LLC
79,000 5.875%,  10/15/2027
f
78,471
GCI, LLC
70,000 4.750%,  10/15/2028
f
68,338
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
f
133,870
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
60,369
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 41,464
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
f
66,850
Iliad Holding SASU
30,000 6.500%,  10/15/2026
f
30,081
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
55,474
Level 3 Financing, Inc.
95,000 4.625%,  9/15/2027
f
89,426
100,000 4.250%,  7/1/2028
f
91,801
Lions Gate Capital Holdings, LLC
27,000 5.500%,  4/15/2029
f
26,021
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
42,255
62,000 4.054%,  3/15/2029
f
62,308
41,000 4.279%,  3/15/2032
f
41,182
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
74,769
Netflix, Inc.
49,000 5.875%,  2/15/2025 52,249
87,000 5.875%,  11/15/2028 95,900
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
f
101,220
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
49,787
Omnicom Group, Inc.
67,000 4.200%,  6/1/2030 69,947
Paramount Global
75,000 6.375%,  3/30/2062
b
75,713
82,000 4.750%,  5/15/2025 85,191
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
37,825
Rogers Communications, Inc.
60,000 5.250%,  3/15/2082
b,f
58,774
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
39,747

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Communications Services (1.3%) - continued
Scripps Escrow II, Inc.
$ 35,000 5.375%,  1/15/2031
f
$ 33,513
Scripps Escrow, Inc.
45,000 5.875%,  7/15/2027
f
45,034
Sinclair Television Group, Inc.
116,000 5.500%,  3/1/2030
f
100,393
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
f
59,850
50,000 4.000%,  7/15/2028
f
47,500
35,000 4.125%,  7/1/2030
f
32,766
Sprint Capital Corporation
147,000 6.875%,  11/15/2028 170,327
75,000 8.750%,  3/15/2032 101,025
Sprint Corporation
230,000 7.625%,  2/15/2025 250,700
TEGNA, Inc.
68,000 4.625%,  3/15/2028 67,641
Telesat Canada
35,000 4.875%,  6/1/2027
f
25,500
15,000 6.500%,  10/15/2027
f
7,343
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
f
50,875
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 59,390
73,000 3.875%,  4/15/2030 73,280
30,000 2.875%,  2/15/2031 27,028
United States Cellular Corporation
60,000 6.700%,  12/15/2033 65,963
Uniti Fiber Holdings, Inc.,
Convertible
60,000 4.000%,  6/15/2024
f
80,233
Uniti Group, LP
25,000 4.750%,  4/15/2028
f
23,594
VeriSign, Inc.
60,000 4.750%,  7/15/2027 61,299
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 68,041
67,000 3.150%,  3/22/2030 65,893
44,000 2.550%,  3/21/2031 40,878
88,000 2.355%,  3/15/2032
f
79,483
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
68,462
VTR Finance NV
50,000 6.375%,  7/15/2028
f
48,438
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
90,695
Walt Disney Company
37,000 3.800%,  3/22/2030 38,452
Zayo Group Holdings, Inc.
43,000 4.000%,  3/1/2027
f
39,570
Total 6,073,415
Consumer Cyclical (1.8%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
f
105,600
Allen Media, LLC
64,000 10.500%,  2/15/2028
f
63,058
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
f
35,414
100,000 4.625%,  6/1/2028
f
94,490
35,000 6.000%,  6/1/2029
f
30,876
Allison Transmission, Inc.
100,000 3.750%,  1/30/2031
f
90,715
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.8%) - continued
Amazon.com, Inc.
$ 90,000 1.650%,  5/12/2028 $ 83,699
45,000 1.500%,  6/3/2030 40,266
American Axle & Manufacturing,
Inc.
118,000 6.500%,  4/1/2027
h
116,675
Arko Corporation
46,000 5.125%,  11/15/2029
f
41,860
Ashton Woods USA, LLC
45,000 4.625%,  8/1/2029
f
39,682
BellRing Brands, Inc.
78,000 7.000%,  3/15/2030
f
79,657
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 39,395
Bloomin' Brands, Inc., Convertible
66,000 5.000%,  5/1/2025 133,023
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
62,644
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
48,000
Brookfield Property REIT, Inc.
39,000 5.750%,  5/15/2026
f
38,646
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
f
73,430
75,000 5.000%,  6/15/2029
f
68,101
Burlington Stores, Inc., Convertible
161,000 2.250%,  4/15/2025 183,842
Caesars Entertainment, Inc.
105,000 6.250%,  7/1/2025
f
108,406
35,000 8.125%,  7/1/2027
f
37,501
73,000 4.625%,  10/15/2029
f
68,255
Carnival Corporation
14,000 10.500%,  2/1/2026
f
15,567
117,000 7.625%,  3/1/2026
f
117,764
105,000 5.750%,  3/1/2027
f
100,135
46,000 6.000%,  5/1/2029
f
43,348
Cedar Fair, LP
31,000 5.375%,  4/15/2027 30,690
117,000 5.250%,  7/15/2029 115,247
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
43,650
Cinemark USA, Inc.
79,000 5.875%,  3/15/2026
f
76,630
Clarios Global, LP
35,000 8.500%,  5/15/2027
f
36,313
Cushman & Wakefield US
Borrower, LLC
35,000 6.750%,  5/15/2028
f
36,575
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 15,524
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
63,282
Dana, Inc.
75,000 5.625%,  6/15/2028 75,787
Darden Restaurants, Inc.
78,000 3.850%,  5/1/2027 79,087
Dick's Sporting Goods, Inc.,
Convertible
86,000 3.250%,  4/15/2025 267,621
Empire Communities Corporation
70,000 7.000%,  12/15/2025
f
69,160

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.8%) - continued
Expedia Group, Inc.
$ 67,000 4.625%,  8/1/2027 $ 69,596
67,000 3.250%,  2/15/2030 63,776
Expedia Group, Inc., Convertible
133,000 Zero Coupon,  2/15/2026
h
161,768
Ford Motor Company
41,000 3.250%,  2/12/2032 36,618
Ford Motor Company, Convertible
377,000 Zero Coupon,  3/15/2026 445,614
Ford Motor Credit Company, LLC
215,000 4.063%,  11/1/2024 214,353
47,000 2.300%,  2/10/2025 44,613
190,000 4.134%,  8/4/2025 189,786
76,000 2.900%,  2/10/2029 67,695
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
41,962
Gap, Inc.
22,000 3.625%,  10/1/2029
f
19,602
General Motors Company
46,000 5.400%,  10/2/2023 47,595
31,000 6.125%,  10/1/2025 33,279
67,000 6.800%,  10/1/2027 75,625
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 69,055
50,000 1.200%,  10/15/2024 47,465
48,000 2.900%,  2/26/2025 46,885
35,000 2.750%,  6/20/2025 33,994
45,000 2.700%,  6/10/2031 39,623
GLP Capital, LP
42,000 3.250%,  1/15/2032 38,107
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
f
41,920
35,000 5.250%,  7/15/2031
f
32,365
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f
22,447
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
64,366
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
f
60,840
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 119,729
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
f
85,887
Home Depot, Inc.
62,000 3.250%,  4/15/2032 62,024
Hyundai Capital America
35,000 1.800%,  10/15/2025
f
32,689
67,000 3.000%,  2/10/2027
f
63,989
45,000 2.100%,  9/15/2028
f
39,657
International Game Technology plc
85,000 5.250%,  1/15/2029
f
84,788
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
39,194
KB Home
60,000 4.800%,  11/15/2029 57,916
Kohl's Corporation
67,000 3.375%,  5/1/2031 64,660
L Brands, Inc.
110,000 6.625%,  10/1/2030
f
115,500
20,000 6.875%,  11/1/2035 20,600
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.8%) - continued
Lennar Corporation
$ 19,000 4.875%,  12/15/2023 $ 19,517
14,000 5.875%,  11/15/2024 14,750
34,000 4.750%,  5/30/2025 35,211
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 69,820
77,000 4.500%,  4/15/2030 82,396
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
64,838
62,000 6.125%,  3/15/2032
f
61,225
Magic MergerCo, Inc.
47,000 5.250%,  5/1/2028
f
43,151
Marriott International, Inc.
89,000 3.750%,  10/1/2025 88,802
67,000 4.625%,  6/15/2030 69,391
Mastercard, Inc.
40,000 2.000%,  11/18/2031 36,466
Mattamy Group Corporation
113,000 5.250%,  12/15/2027
f
111,541
McDonald's Corporation
118,000 3.800%,  4/1/2028 121,409
MGM Resorts International
122,000 5.750%,  6/15/2025 125,052
NCL Corporation, Ltd.
29,000 5.875%,  2/15/2027
f
28,565
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
53,879
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 59,883
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
62,664
PetSmart, Inc.
90,000 4.750%,  2/15/2028
f
86,976
64,000 7.750%,  2/15/2029
f
66,080
Prime Security Services Borrower,
LLC
165,000 5.750%,  4/15/2026
f
168,329
Procter & Gamble Company
37,000 1.200%,  10/29/2030 32,224
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
f
45,557
Realogy Group, LLC
90,000 5.750%,  1/15/2029
f
84,825
Rite Aid Corporation
35,000 7.500%,  7/1/2025
f
32,643
Ross Stores, Inc.
45,000 1.875%,  4/15/2031 39,124
Royal Caribbean Cruises, Ltd.
110,000 9.125%,  6/15/2023
f
114,538
90,000 4.250%,  7/1/2026
f
83,717
21,000 5.375%,  7/15/2027
f
20,176
35,000 5.500%,  4/1/2028
f
33,366
Scientific Games International, Inc.
80,000 7.250%,  11/15/2029
f
83,800
16,000 6.625%,  3/1/2030
f
15,772
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
f
27,658
Service Properties Trust
55,000 7.500%,  9/15/2025 57,698
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
f
52,188

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Cyclical (1.8%) - continued
Staples, Inc.
$ 56,000 7.500%,  4/15/2026
f
$ 54,382
50,000 10.750%,  4/15/2027
f
44,500
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
48,479
Tapestry, Inc.
41,000 3.050%,  3/15/2032 37,260
Target Corporation
45,000 2.350%,  2/15/2030 42,988
Tenneco, Inc.
85,000 5.000%,  7/15/2026 83,619
Toll Brothers Finance Corporation
67,000 4.350%,  2/15/2028 67,314
Toyota Motor Credit Corporation
59,000 1.900%,  4/6/2028 54,760
Travel + Leisure Company
60,000 6.625%,  7/31/2026
f
62,550
TripAdvisor, Inc., Convertible
50,000 0.250%,  4/1/2026
f
42,200
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
51,697
Vail Resorts, Inc., Convertible
74,000 Zero Coupon,  1/1/2026 71,668
Volkswagen Group of America
Finance, LLC
82,000 4.250%,  11/13/2023
f
83,527
17,000 3.350%,  5/13/2025
f
16,947
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
65,700
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
33,688
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
f
88,256
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
50,175
Total 8,858,138
Consumer Non-Cyclical (1.6%)
AbbVie, Inc.
35,000 2.800%,  3/15/2023 35,121
141,000 3.600%,  5/14/2025 142,851
90,000 3.200%,  11/21/2029 88,930
Agilent Technologies, Inc.
51,000 2.300%,  3/12/2031 46,072
Albertson's Companies, Inc.
98,000 3.500%,  3/15/2029
f
88,442
Altria Group, Inc.
60,000 4.400%,  2/14/2026 62,063
45,000 4.800%,  2/14/2029 47,174
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 84,965
90,000 4.750%,  1/23/2029 97,576
Anthem, Inc.
67,000 2.550%,  3/15/2031 62,587
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 82,928
AstraZeneca plc
90,000 0.700%,  4/8/2026 82,243
BAT Capital Corporation
56,000 3.222%,  8/15/2024 55,979
BAT International Finance plc
35,000 1.668%,  3/25/2026 32,116
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.6%) - continued
Bausch Health Companies, Inc.
$ 183,000 5.000%,  1/30/2028
f
$ 150,713
128,000 5.000%,  2/15/2029
f
99,713
Baxter International, Inc.
41,000 2.539%,  2/1/2032
f
37,439
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 63,747
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 60,018
Boston Scientific Corporation
25,000 3.450%,  3/1/2024 25,295
Bristol-Myers Squibb Company
61,000 2.950%,  3/15/2032 59,672
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 81,875
Cargill, Inc.
43,000 2.125%,  11/10/2031
f
38,856
Centene Corporation
85,000 4.250%,  12/15/2027 85,319
20,000 4.625%,  12/15/2029 20,162
249,000 3.000%,  10/15/2030 228,699
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 72,200
Community Health Systems, Inc.
35,000 5.625%,  3/15/2027
f
35,645
50,000 6.000%,  1/15/2029
f
50,522
125,000 6.875%,  4/15/2029
f
122,812
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 38,018
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 86,906
Coty, Inc.
54,000 5.000%,  4/15/2026
f
52,582
CVS Health Corporation
36,000 4.100%,  3/25/2025 36,894
35,000 4.300%,  3/25/2028 36,613
DaVita, Inc.
105,000 4.625%,  6/1/2030
f
98,049
Diageo Capital plc
36,000 1.375%,  9/29/2025 34,092
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
49,750
Embecta Corporation
23,000 6.750%,  2/15/2030
f
23,058
Encompass Health Corporation
110,000 4.500%,  2/1/2028
h
107,800
Endo Finance, LLC
35,000 9.500%,  7/31/2027
f
30,713
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
f
74,416
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 33,566
General Mills, Inc.
37,000 4.200%,  4/17/2028 38,633
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 66,339
HCA, Inc.
250,000 5.375%,  2/1/2025 260,125
83,000 5.875%,  2/1/2029 90,736
HFC Prestige Products, Inc.
86,000 4.750%,  1/15/2029
f
80,248
HLF Financing SARL, LLC
125,000 4.875%,  6/1/2029
f
109,646

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.6%) - continued
Humana, Inc.
$ 45,000 2.150%,  2/3/2032 $ 39,428
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
33,683
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 56,480
Jazz Investments I, Ltd.,
Convertible
254,000 2.000%,  6/15/2026 307,955
JBS Finance Luxembourg SARL
65,000 2.500%,  1/15/2027
f
60,369
52,000 3.625%,  1/15/2032
f
47,581
JBS USA, LLC
25,000 6.500%,  4/15/2029
f
26,500
110,000 5.500%,  1/15/2030
f
112,451
Kraft Foods Group, Inc.
76,000 5.000%,  6/4/2042 81,176
Kraft Heinz Foods Company
105,000 3.875%,  5/15/2027 106,732
140,000 3.750%,  4/1/2030 139,399
Kroger Company
37,000 4.500%,  1/15/2029 39,394
Mattel, Inc.
219,000 3.375%,  4/1/2026
f
214,420
McKesson Corporation
35,000 0.900%,  12/3/2025 32,136
59,000 1.300%,  8/15/2026 54,165
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
f
89,066
Mozart Debt Merger Sub, Inc.
93,000 3.875%,  4/1/2029
f
86,025
92,000 5.250%,  10/1/2029
f
85,530
Mylan, Inc.
34,000 4.200%,  11/29/2023 34,553
Newell Brands, Inc.
104,000 4.700%,  4/1/2026
g
104,650
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
f
51,500
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
f
50,421
Par Pharmaceutical, Inc.
75,000 7.500%,  4/1/2027
f
69,986
PepsiCo, Inc.
82,000 1.950%,  10/21/2031 74,846
Philip Morris International, Inc.
82,000 1.500%,  5/1/2025 78,161
Pilgrim's Pride Corporation
65,000 3.500%,  3/1/2032
f
56,744
Post Holdings, Inc.
26,000 5.500%,  12/15/2029
f
25,017
56,000 4.500%,  9/15/2031
f
49,615
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,i
85,995
Roche Holdings, Inc.
62,000 2.076%,  12/13/2031
f
57,051
Royalty Pharma plc
105,000 1.200%,  9/2/2025 96,586
Scotts Miracle-Gro Company
100,000 4.500%,  10/15/2029 93,750
SEG Holding, LLC
100,000 5.625%,  10/15/2028
f
100,000
Principal
Amount Long-Term Fixed Income (35.3%) Value
Consumer Non-Cyclical (1.6%) - continued
Simmons Foods, Inc.
$ 116,000 4.625%,  3/1/2029
f
$ 108,750
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
47,036
40,000 5.500%,  7/15/2030
f
38,400
Stryker Corporation
73,000 3.650%,  3/7/2028 74,223
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
73,900
Sysco Corporation
38,000 5.950%,  4/1/2030 44,079
Takeda Pharmaceutical Company,
Ltd.
82,000 2.050%,  3/31/2030 74,016
Teleflex, Inc.
120,000 4.625%,  11/15/2027 121,650
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,108
170,000 5.125%,  11/1/2027
f
170,800
71,000 6.125%,  10/1/2028
f
72,154
Teva Pharmaceutical Finance
Netherlands III BV
55,000 3.150%,  10/1/2026 49,796
Thermo Fisher Scientific, Inc.
45,000 1.750%,  10/15/2028 41,111
TreeHouse Foods, Inc.
35,000 4.000%,  9/1/2028 29,635
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
f
46,125
UnitedHealth Group, Inc.
112,000 3.850%,  6/15/2028 116,562
Universal Health Services, Inc.
68,000 1.650%,  9/1/2026
f
62,377
22,000 2.650%,  1/15/2032
f
19,771
Valeant Pharmaceuticals
International, Inc.
46,000 8.500%,  1/31/2027
f
45,874
Winnebago Industries, Inc.,
Convertible
107,000 1.500%,  4/1/2025 116,684
Zoetis, Inc.
52,000 3.250%,  2/1/2023 52,359
98,000 3.900%,  8/20/2028 100,592
Total 7,762,285
Energy (1.4%)
Antero Resources Corporation
80,000 5.375%,  3/1/2030
f
81,700
Archrock Partners, LP/Archrock
Partners Finance Corporation
80,000 6.250%,  4/1/2028
f
78,847
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 112,364
BP Capital Markets plc
116,000 4.875%,  3/22/2030
b,i
116,290
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 68,407
Callon Petroleum Company
55,000 8.250%,  7/15/2025 55,550
Canadian Natural Resources, Ltd.
95,000 2.050%,  7/15/2025 91,092
Cenovus Energy, Inc.
146,000 5.375%,  7/15/2025 153,953

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Energy (1.4%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 72,000 5.875%,  3/31/2025 $ 75,991
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 65,325
71,000 3.250%,  1/31/2032
f
64,560
Cheniere Energy, Inc.
56,000 4.625%,  10/15/2028 56,188
Chesapeake Energy Corporation
45,000 6.750%,  4/15/2029
f
47,661
CNX Resources Corporation
45,000 6.000%,  1/15/2029
f
45,450
CNX Resources Corporation,
Convertible
184,000 2.250%,  5/1/2026 318,596
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
54,191
Continental Resources, Inc.
67,000 4.375%,  1/15/2028 67,925
41,000 5.750%,  1/15/2031
f
44,846
Coterra Energy, Inc.
74,000 4.375%,  6/1/2024
f
75,487
CQP Holdco, LP
53,000 5.500%,  6/15/2031
f
52,067
Devon Energy Corporation
74,000 4.500%,  1/15/2030 76,363
Diamondback Energy, Inc.
22,000 3.125%,  3/24/2031 21,011
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
67,116
25,000 4.375%,  6/15/2031
f
23,937
Enbridge, Inc.
50,000 2.150%,  2/16/2024 49,353
45,000 3.700%,  7/15/2027 45,587
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
f
62,025
Energy Transfer, LP
41,000 4.200%,  9/15/2023 41,540
126,000 5.875%,  1/15/2024 131,268
53,000 6.750%,  5/15/2025
b,i
51,542
67,000 3.750%,  5/15/2030 65,912
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 70,000
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 46,795
EQT Corporation
25,000 3.125%,  5/15/2026
f
24,282
67,000 3.900%,  10/1/2027 66,806
EQT Corporation, Convertible
107,000 1.750%,  5/1/2026 253,590
Equinor ASA
31,000 2.875%,  4/6/2025 31,003
Exxon Mobil Corporation
57,000 2.992%,  3/19/2025 57,255
Ferrellgas, LP
48,000 5.375%,  4/1/2026
f
45,324
Genesis Energy, LP
40,000 6.500%,  10/1/2025 39,452
25,000 8.000%,  1/15/2027 25,718
Halliburton Company
45,000 2.920%,  3/1/2030 43,502
Principal
Amount Long-Term Fixed Income (35.3%) Value
Energy (1.4%) - continued
Harvest Midstream, LP
$ 112,000 7.500%,  9/1/2028
f
$ 114,395
Hess Corporation
38,000 3.500%,  7/15/2024 38,235
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
61,557
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
f
70,042
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
60,042
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 68,476
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
f
110,692
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 46,390
Marathon Petroleum Corporation
109,000 4.700%,  5/1/2025 113,270
MPLX, LP
58,000 6.875%,  2/15/2023
b,i
56,840
113,000 1.750%,  3/1/2026 105,884
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 50,875
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
f
85,000
National Fuel Gas Company
90,000 5.500%,  1/15/2026 95,293
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
50,000 7.500%,  2/1/2026
f
49,184
NGL Energy Partners, LP
25,000 7.500%,  11/1/2023 23,937
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 91,687
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
56,375
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 29,593
50,000 6.450%,  9/15/2036 58,734
ONEOK, Inc.
68,000 2.200%,  9/15/2025 65,116
Ovintiv Exploration, Inc.
78,000 5.625%,  7/1/2024 82,006
44,000 5.375%,  1/1/2026 46,638
PBF Holding Company, LLC
40,000 9.250%,  5/15/2025
f
41,209
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 50,528
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 223,203
Plains All American Pipeline, LP
93,000 4.650%,  10/15/2025 95,550
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
60,900
Range Resources Corporation
82,000 4.750%,  2/15/2030
f
81,441
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 68,801

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Energy (1.4%) - continued
Schlumberger Finance Canada,
Ltd.
$ 32,000 1.400%,  9/17/2025 $ 30,359
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
29,892
SM Energy Company
53,000 6.625%,  1/15/2027 54,333
35,000 6.500%,  7/15/2028 36,118
Southwestern Energy Company
45,000 5.375%,  2/1/2029 45,563
53,000 5.375%,  3/15/2030 53,859
33,000 4.750%,  2/1/2032 32,959
Summit Midstream Holdings, LLC
64,000 8.500%,  10/15/2026
f
61,026
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 33,771
Sunoco, LP
90,000 5.875%,  3/15/2028 90,900
49,000 4.500%,  4/30/2030
f
45,143
Tallgrass Energy Finance
Corporation
113,000 5.500%,  1/15/2028
f
109,328
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 107,060
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
50,750
Transocean Proteus, Ltd.
25,000 6.250%,  12/1/2024
f
24,813
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
51,625
USA Compression Partners, LP
65,000 6.875%,  4/1/2026 65,585
Valero Energy Corporation
84,000 2.800%,  12/1/2031 77,528
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
65,133
40,000 4.125%,  8/15/2031
f
39,246
W&T Offshore, Inc.
29,000 9.750%,  11/1/2023
f
28,855
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
f
74,121
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 44,000
Western Midstream Operating, LP
102,000 3.950%,  6/1/2025 102,621
30,000 5.500%,  8/15/2048 29,625
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 41,436
Total 6,693,413
Financials (4.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 58,049
63,000 6.500%,  7/15/2025 66,713
114,000 3.000%,  10/29/2028 105,129
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,i
57,440
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,i
59,475
45,000 2.850%,  1/26/2028
f
40,424
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Alliant Holdings Intermediate, LLC
$ 37,000 6.750%,  10/15/2027
f
$ 36,554
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 149,328
128,000 4.700%,  5/15/2026
b,i
120,488
45,000 8.000%,  11/1/2031 56,445
Altice Financing SA
30,000 5.750%,  8/15/2029
f
27,273
American Express Company
35,000 3.400%,  2/22/2024 35,477
50,000 3.550%,  9/15/2026
b,i
45,565
61,000 2.550%,  3/4/2027 59,312
American Finance Trust, Inc.
55,000 4.500%,  9/30/2028
f
49,507
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 39,726
American International Group, Inc.
66,000 4.200%,  4/1/2028 68,500
AmWINS Group, Inc.
45,000 4.875%,  6/30/2029
f
43,201
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,991
113,000 3.875%,  1/15/2026 110,850
Ares Capital Corporation,
Convertible
73,000 4.625%,  3/1/2024 82,424
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
98,209
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
f
47,345
48,000 4.875%,  10/1/2025
f
48,688
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
87,768
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
b,i
79,330
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
17,740
Banco Santander SA
51,000 4.750%,  11/12/2026
b,i
47,022
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
55,139
115,000 3.550%,  3/5/2024
b
115,657
143,000 3.864%,  7/23/2024
b
144,617
70,000 4.200%,  8/26/2024 71,701
288,000 6.250%,  9/5/2024
b,i
297,706
35,000 3.458%,  3/15/2025
b
35,211
83,000 6.100%,  3/17/2025
b,i
86,574
85,000 1.319%,  6/19/2026
b
79,660
70,000 4.375%,  1/27/2027
b,i
65,786
70,000 1.734%,  7/22/2027
b
65,008
62,000 5.875%,  3/15/2028
b,i
62,608
134,000 3.593%,  7/21/2028
b
134,233
179,000 3.974%,  2/7/2030
b
181,889
89,000 2.687%,  4/22/2032
b
81,848
65,000 2.572%,  10/20/2032
b
59,063
82,000 2.972%,  2/4/2033
b
76,833
42,000 3.846%,  3/8/2037
b
40,220
Bank of Montreal
42,000 3.088%,  1/10/2037
b
38,164

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Bank of New York Mellon
Corporation
$ 42,000 4.700%,  9/20/2025
b,i
$ 43,008
55,000 3.400%,  1/29/2028 55,766
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,i
126,000
45,000 1.050%,  3/2/2026 41,280
Barclays plc
81,000 4.338%,  5/16/2024
b
82,238
85,000 8.000%,  6/15/2024
b,i
89,802
34,000 4.375%,  9/11/2024 34,445
41,000 2.852%,  5/7/2026
b
39,822
68,000 4.972%,  5/16/2029
b
71,134
Berkshire Hathaway Finance
Corporation
41,000 2.875%,  3/15/2032 39,754
Blackstone Private Credit Fund
63,000 4.000%,  1/15/2029
f
58,326
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
56,815
67,000 2.819%,  11/19/2025
b,f
65,416
55,000 3.132%,  1/20/2033
b,f
50,901
Boston Properties, LP
45,000 2.550%,  4/1/2032 40,583
BPCE SA
32,000 2.375%,  1/14/2025
f
30,826
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 66,666
Canadian Imperial Bank of
Commerce
40,000 3.600%,  4/7/2032
e
39,811
CANPACK SA
90,000 3.125%,  11/1/2025
f
82,575
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 52,391
48,000 2.280%,  1/28/2026
b
46,572
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
26,043
61,000 3.273%,  3/1/2030
b
58,899
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
f
49,844
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,i
131,840
128,000 4.000%,  6/1/2026
b,i
122,560
25,000 5.000%,  6/1/2027
b,i
24,908
59,000 2.000%,  3/20/2028 55,222
42,000 2.900%,  3/3/2032 40,438
Chobani, LLC
39,000 7.500%,  4/15/2025
f
37,705
71,000 4.625%,  11/15/2028
f
65,497
Citigroup, Inc.
168,000 5.950%,  1/30/2023
b,i
169,781
102,000 5.000%,  9/12/2024
b,i
100,980
105,000 3.352%,  4/24/2025
b
105,250
32,000 5.950%,  5/15/2025
b,i
32,618
85,000 5.500%,  9/13/2025 90,758
37,000 1.281%,  11/3/2025
b
35,209
84,000 4.000%,  12/10/2025
b,i
80,640
200,000 3.875%,  2/18/2026
b,i
188,500
58,000 4.150%,  11/15/2026
b,i
54,339
159,000 1.122%,  1/28/2027
b
145,865
91,000 1.462%,  6/9/2027
b
83,573
78,000 3.070%,  2/24/2028
b
75,969
180,000 4.075%,  4/23/2029
b
183,452
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Citizens Financial Group, Inc.
$ 65,000 4.000%,  10/6/2026
b,i
$ 59,637
CNA Financial Corporation
40,000 3.950%,  5/15/2024 40,621
Coinbase Global, Inc.
37,000 3.625%,  10/1/2031
f
31,542
Coinbase Global, Inc., Convertible
305,000 0.500%,  6/1/2026
f
283,955
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
43,575
Commerzbank AG
82,000 8.125%,  9/19/2023
f
86,612
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
48,036
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
32,667
Corebridge Financial, Inc.
40,000 3.850%,  4/5/2029
f
39,964
20,000 3.900%,  4/5/2032
f
19,970
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 86,704
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
f
70,251
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,i
56,025
45,000 3.250%,  1/14/2030
f
42,681
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
50,225
22,000 7.500%,  12/11/2023
b,f,i
22,742
34,000 2.593%,  9/11/2025
b,f
32,844
32,000 7.250%,  9/12/2025
b,f,i
32,360
46,000 3.869%,  1/12/2029
b,f
44,888
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 133,360
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,h,i
152,606
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
140,903
64,000 2.311%,  11/16/2027
b
58,651
62,000 3.742%,  1/7/2033
b
54,796
Discover Bank
90,000 4.682%,  8/9/2028
b
91,265
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
96,786
EPR Properties
66,000 3.600%,  11/15/2031 59,836
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 57,815
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,i
82,530
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 46,699
First Horizon Bank
67,000 5.750%,  5/1/2030 75,748
First Horizon National Corporation
41,000 3.550%,  5/26/2023 41,240
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 98,455

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
FNB Corporation
$ 64,000 2.200%,  2/24/2023 $ 63,618
Fortress Transportation and
Infrastructure Investors, LLC
50,000 6.500%,  10/1/2025
f
49,625
24,000 9.750%,  8/1/2027
f
25,074
30,000 5.500%,  5/1/2028
f
27,274
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 43,568
45,000 2.625%,  1/15/2027 41,210
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 231,835
Genworth Mortgage Holdings, Inc.
37,000 6.500%,  8/15/2025
f
38,171
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
f
87,398
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
66,148
139,000 3.625%,  2/20/2024 140,769
206,000 5.500%,  8/10/2024
b,h,i
210,182
43,000 4.400%,  2/10/2025
b,i
40,850
31,000 3.500%,  4/1/2025 31,231
52,000 4.250%,  10/21/2025 53,261
51,000 0.855%,  2/12/2026
b
47,513
33,000 3.650%,  8/10/2026
b,i
30,195
57,000 4.125%,  11/10/2026
b,i
53,452
60,000 1.948%,  10/21/2027
b
55,761
42,000 2.640%,  2/24/2028
b
40,157
90,000 3.814%,  4/23/2029
b
90,653
44,000 3.800%,  3/15/2030 44,292
44,000 2.615%,  4/22/2032
b
39,990
45,000 2.383%,  7/21/2032
b
39,857
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 42,802
66,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
58,278
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
65,306
20,000 6.375%,  3/30/2025
b,i
20,693
39,000 2.633%,  11/7/2025
b
38,041
41,000 1.645%,  4/18/2026
b
38,579
41,000 1.589%,  5/24/2027
b
37,422
64,000 2.251%,  11/22/2027
b
59,631
91,000 6.500%,  3/23/2028
b,i
92,592
126,000 4.583%,  6/19/2029
b
129,642
112,000 4.600%,  12/17/2030
b,i
99,960
53,000 2.804%,  5/24/2032
b
48,158
43,000 6.500%,  9/15/2037 52,359
HUB International, Ltd.
26,000 7.000%,  5/1/2026
f
26,300
45,000 5.625%,  12/1/2029
f
42,975
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,i
124,740
Icahn Enterprises, LP
71,000 4.750%,  9/15/2024 71,323
70,000 6.375%,  12/15/2025 70,525
60,000 6.250%,  5/15/2026 61,200
25,000 5.250%,  5/15/2027 24,536
ING Groep NV
90,000 1.726%,  4/1/2027
b
83,011
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 58,070
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Iron Mountain, Inc.
$ 80,000 4.875%,  9/15/2027
f
$ 79,100
iStar, Inc.
85,000 4.250%,  8/1/2025 83,619
iStar, Inc., Convertible
112,000 3.125%,  9/15/2022 190,176
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,i
85,050
84,000 6.750%,  2/1/2024
b,i
87,659
24,000 1.514%,  6/1/2024
b
23,675
131,000 5.000%,  8/1/2024
b,i
130,564
70,000 3.875%,  9/10/2024 71,502
145,000 4.023%,  12/5/2024
b
147,321
158,000 4.600%,  2/1/2025
b,i
152,272
31,000 2.083%,  4/22/2026
b
29,915
40,000 3.650%,  6/1/2026
b,i
37,400
190,000 1.045%,  11/19/2026
b
175,422
90,000 1.578%,  4/22/2027
b
83,824
81,000 2.947%,  2/24/2028
b
79,046
134,000 4.005%,  4/23/2029
b
137,002
45,000 2.069%,  6/1/2029
b
41,470
179,000 4.493%,  3/24/2031
b
189,729
42,000 2.963%,  1/25/2033
b
39,596
Jefferies Finance, LLC
75,000 5.000%,  8/15/2028
f
71,811
KeyBank NA
67,000 3.900%,  4/13/2029 68,006
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 92,398
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 47,610
Life Storage, LP
44,000 2.400%,  10/15/2031 38,776
Lincoln National Corporation
50,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
41,265
45,000 3.800%,  3/1/2028 45,507
Lloyds Banking Group plc
65,000 3.900%,  3/12/2024 65,993
90,000 1.627%,  5/11/2027
b
82,526
98,000 3.369%,  12/14/2046
b
81,990
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
56,939
M&T Bank Corporation
58,000 3.500%,  9/1/2026
b,i
52,126
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
80,322
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 36,624
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,i
82,841
164,000 5.875%,  3/15/2028
b,i
164,182
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
f
90,675
87,000 5.750%,  2/1/2027 91,894
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 92,924
Mitsubishi UFJ Financial Group,
Inc.
83,000 3.455%,  3/2/2023 83,868
35,000 3.407%,  3/7/2024 35,358

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
$ 41,000 1.412%,  7/17/2025 $ 38,411
91,000 1.538%,  7/20/2027
b
83,526
67,000 3.741%,  3/7/2029 67,619
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
60,580
93,000 2.564%,  9/13/2031 81,282
Morgan Stanley
84,000 3.125%,  1/23/2023 84,814
66,000 4.100%,  5/22/2023 67,183
34,000 0.560%,  11/10/2023
b
33,605
34,000 2.720%,  7/22/2025
b
33,659
88,000 1.164%,  10/21/2025
b
83,595
24,000 5.000%,  11/24/2025 25,299
69,000 2.188%,  4/28/2026
b
66,652
39,000 0.985%,  12/10/2026
b
35,767
90,000 1.593%,  5/4/2027
b
83,617
93,000 1.512%,  7/20/2027
b
85,486
134,000 3.622%,  4/1/2031
b
133,303
42,000 2.943%,  1/21/2033
b
39,385
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,172
30,000 4.625%,  8/1/2029 29,700
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 41,389
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
49,862
NatWest Group plc
35,000 6.125%,  12/15/2022 35,837
35,000 6.100%,  6/10/2023 36,105
65,000 4.269%,  3/22/2025
b
65,754
45,000 4.892%,  5/18/2029
b
46,776
67,000 3.754%,  11/1/2029
b
66,469
62,000 4.600%,  6/28/2031
b,i
54,560
Navient Corporation
45,000 5.500%,  1/25/2023 45,562
20,000 6.750%,  6/25/2025 20,546
20,000 5.000%,  3/15/2027 19,050
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
172,830
129,000 3.400%,  1/23/2050
b,f
122,227
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 60,126
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 46,782
45,000 3.375%,  2/1/2031 41,224
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 67,297
100,000 7.125%,  3/15/2026 106,889
35,000 3.500%,  1/15/2027 32,375
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 43,854
OWL Rock Core Income
Corporation
62,000 4.700%,  2/8/2027
f
59,630
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
21,714
67,000 3.750%,  6/17/2026
f
64,047
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
f
23,436
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 44,050
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Pebblebrook Hotel Trust,
Convertible
$ 119,000 1.750%,  12/15/2026 $ 136,433
PennyMac Financial Services, Inc.
60,000 4.250%,  2/15/2029
f
51,480
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
46,813
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
56,272
PNC Bank NA
45,000 2.700%,  10/22/2029 43,206
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
b,i
54,030
PRA Group, Inc.
36,000 7.375%,  9/1/2025
f
37,516
Preferred Term Securities XXIII,
Ltd.
33,820
1.026%,  (LIBOR 3M +
0.200%), 12/22/2036
b,f
28,740
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
62,186
Provident Financing Trust I
42,000 7.405%,  3/15/2038 49,245
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
42,458
75,000 5.625%,  6/15/2043
b
75,469
201,000 5.200%,  3/15/2044
b
200,504
42,000 3.700%,  10/1/2050
b
38,489
Radian Group, Inc.
45,000 4.875%,  3/15/2027 45,225
Realty Income Corporation
45,000 4.875%,  6/1/2026 47,470
50,000 3.950%,  8/15/2027 51,363
Regions Financial Corporation
84,000 5.750%,  6/15/2025
b,i
87,465
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 65,499
Rocket Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
54,831
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,990
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 89,349
41,000 2.490%,  1/6/2028
b
38,253
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
83,704
67,000 3.823%,  11/3/2028
b
65,882
Service Properties Trust
55,000 4.650%,  3/15/2024 52,940
20,000 4.750%,  10/1/2026 18,300
25,000 4.950%,  2/15/2027 23,102
50,000 5.500%,  12/15/2027 48,225
Simon Property Group, LP
56,000 2.000%,  9/13/2024 54,965
73,000 2.650%,  7/15/2030 68,844
Societe Generale SA
39,000 2.625%,  10/16/2024
f
37,923
84,000 8.000%,  9/29/2025
b,f,i
90,733
41,000 1.488%,  12/14/2026
b,f
37,065
Spirit Realty, LP
100,000 2.100%,  3/15/2028 90,537

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Standard Chartered plc
$ 52,000 1.319%,  10/14/2023
b,f
$ 51,510
41,000 0.991%,  1/12/2025
b,f
39,167
40,000 6.000%,  7/26/2025
b,f,i
41,250
63,000 2.608%,  1/12/2028
b,f
58,899
Starwood Property Trust, Inc.,
Convertible
90,000 4.375%,  4/1/2023 91,913
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,f
168,210
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 43,176
42,000 2.778%,  10/18/2022 42,246
39,000 2.448%,  9/27/2024 38,311
63,000 2.174%,  1/14/2027 59,540
67,000 3.544%,  1/17/2028 66,472
67,000 2.142%,  9/23/2030 58,743
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
32,436
Summit Hotel Properties, Inc.,
Convertible
79,000 1.500%,  2/15/2026 82,634
SVB Financial Group
92,000 4.000%,  5/15/2026
b,i
85,100
82,000 4.250%,  11/15/2026
b,i
75,850
Synchrony Financial
38,000 4.250%,  8/15/2024 38,530
90,000 3.700%,  8/4/2026 89,472
Truist Bank
42,000 2.250%,  3/11/2030 38,497
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,i
91,136
37,000 1.887%,  6/7/2029
b
33,630
UBS Group AG
97,000 1.364%,  1/30/2027
b,f
89,114
UDR, Inc.
89,000 3.000%,  8/15/2031 84,460
United Wholesale Mortgage, LLC
70,000 5.500%,  4/15/2029
f
62,371
USB Realty Corporation
184,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
153,180
Ventas Realty, LP
35,000 3.750%,  5/1/2024 35,386
VICI Properties, LP
50,000 4.250%,  12/1/2026
f
49,790
30,000 3.750%,  2/15/2027
f
29,175
25,000 4.625%,  12/1/2029
f
24,938
Wells Fargo & Company
70,000 4.125%,  8/15/2023 71,559
26,000 1.654%,  6/2/2024
b
25,688
106,000 2.406%,  10/30/2025
b
103,767
116,000 3.900%,  3/15/2026
b,i
111,192
119,000 2.188%,  4/30/2026
b
114,793
50,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,513
41,000 3.526%,  3/24/2028
b
40,918
89,000 3.584%,  5/22/2028
b
88,855
90,000 4.478%,  4/4/2031
b
95,301
Welltower, Inc.
45,000 2.050%,  1/15/2029 40,950
50,000 2.800%,  6/1/2031 46,597
Principal
Amount Long-Term Fixed Income (35.3%) Value
Financials (4.7%) - continued
Westpac Banking Corporation
$ 67,000 4.110%,  7/24/2034
b
$ 66,040
Willis North America, Inc.
90,000 4.500%,  9/15/2028 92,478
Total 22,767,443
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
f
40,650
Total 40,650
Mortgage-Backed Securities (13.4%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,225,000 2.000%,  4/1/2037
e
1,189,734
6,975,000 2.000%,  5/1/2037
e
6,759,075
6,800,000 2.500%,  5/1/2037
e
6,701,512
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,990,793 2.000%,  3/1/2051 2,784,398
7,175,000 2.000%,  4/1/2052
e
6,660,138
1,525,000 2.500%,  4/1/2052
e
1,454,945
2,300,000 2.000%,  5/1/2052
e
2,130,749
13,975,000 2.500%,  5/1/2052
e
13,305,385
14,225,000 3.000%,  5/1/2049
e
13,881,286
9,600,000 3.500%,  5/1/2049
e
9,583,390
Total 64,450,612
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 97,236
233,000 0.375%,  9/1/2027 267,834
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 20,289
Apple, Inc.
114,000 2.200%,  9/11/2029 108,649
83,000 1.650%,  2/8/2031 74,695
Baidu, Inc.
39,000 3.075%,  4/7/2025 38,372
Black Knight InfoServ, LLC
82,000 3.625%,  9/1/2028
f
77,711
Block, Inc., Convertible
15,000 0.500%,  5/15/2023 27,188
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
90,000 3.125%,  1/15/2025 89,508
67,000 3.875%,  1/15/2027 67,448
Broadcom, Inc.
41,000 4.000%,  4/15/2029
c,e,f
40,980
90,000 5.000%,  4/15/2030 95,669
CommScope Technologies
Finance, LLC
70,000 6.000%,  6/15/2025
f
66,298
CommScope, Inc.
50,000 7.125%,  7/1/2028
f,h
45,169
Dell International, LLC
26,000 5.450%,  6/15/2023 26,784
67,000 5.850%,  7/15/2025 71,511
29,000 5.300%,  10/1/2029 31,588

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Technology (1.1%) - continued
Fiserv, Inc.
$ 72,000 2.750%,  7/1/2024 $ 71,778
89,000 4.200%,  10/1/2028 91,742
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
42,188
75,000 3.750%,  10/1/2030
f
70,406
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,634
45,000 3.200%,  8/15/2029 42,751
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 32,969
InterDigital, Inc., Convertible
43,000 2.000%,  6/1/2024 44,021
Intuit, Inc.
35,000 0.950%,  7/15/2025 32,802
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
116,984
66,000 4.500%,  2/15/2031
f
60,952
Jabil, Inc.
45,000 1.700%,  4/15/2026 41,658
Lumentum Holdings, Inc.,
Convertible
162,000 0.250%,  3/15/2024 267,705
Marvell Technology, Inc.
41,000 4.200%,  6/22/2023 41,659
44,000 2.950%,  4/15/2031 40,671
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 156,539
Micron Technology, Inc.
86,000 4.975%,  2/6/2026 90,074
Minerva Merger Sub, Inc.
68,000 6.500%,  2/15/2030
f
65,969
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
63,127
NCR Corporation
152,000 6.125%,  9/1/2029
f
152,380
Nielsen Finance, LLC
10,000 4.500%,  7/15/2029
f
9,975
NortonLifeLock, Inc., Convertible
176,000 2.000%,  8/15/2022 231,880
NVIDIA Corporation
22,000 2.850%,  4/1/2030 21,645
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024
f
49,322
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025
f
16,477
45,000 4.300%,  6/18/2029
f
46,453
Open Text Corporation
80,000 4.125%,  2/15/2030
f
75,856
Oracle Corporation
112,000 2.500%,  4/1/2025 109,391
112,000 2.950%,  4/1/2030 103,327
Panasonic Corporation
53,000 2.536%,  7/19/2022
f
53,071
Progress Software Corporation,
Convertible
22,000 1.000%,  4/15/2026
f
21,868
PTC, Inc.
40,000 3.625%,  2/15/2025
f
39,550
35,000 4.000%,  2/15/2028
f
34,099
Principal
Amount Long-Term Fixed Income (35.3%) Value
Technology (1.1%) - continued
Qorvo, Inc.
$ 127,000 3.375%,  4/1/2031
f
$ 115,487
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
65,074
Sabre GLBL, Inc., Convertible
16,000 4.000%,  4/15/2025 26,248
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031 41,168
Seagate HDD Cayman
116,000 3.125%,  7/15/2029 104,110
90,000 3.375%,  7/15/2031 80,020
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
f
101,750
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
19,450
SS&C Technologies, Inc.
155,000 5.500%,  9/30/2027
f
156,165
Switch, Ltd.
70,000 3.750%,  9/15/2028
f
67,882
Tencent Holdings, Ltd.
53,000 2.880%,  4/22/2031
f,h
48,410
Teradyne, Inc., Convertible
16,000 1.250%,  12/15/2023 59,449
Verint Systems, Inc., Convertible
63,000 0.250%,  4/15/2026
f
65,695
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
51,613
Viavi Solutions, Inc., Convertible
23,000 1.000%,  3/1/2024 29,828
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 129,519
VMware, Inc.
91,000 1.400%,  8/15/2026 83,543
56,000 2.200%,  8/15/2031 49,304
Ziff Davis, Inc., Convertible
243,000 1.750%,  11/1/2026
f
273,983
Total 5,171,550
Transportation (0.6%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
32,640
Air Canada
15,000 3.875%,  8/15/2026
f
14,156
Air Canada Pass Through Trust
12,721 3.875%,  3/15/2023
f
12,578
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,780
24,000 3.375%,  7/1/2025 23,654
45,000 3.125%,  12/1/2030 41,603
Air Transport Services Group, Inc.,
Convertible
79,000 1.125%,  10/15/2024 93,619
American Airlines, Inc.
100,000 11.750%,  7/15/2025
f
116,749
161,000 5.500%,  4/20/2026
f
162,208
Aon Corporation/Aon Global
Holdings plc
42,000 2.600%,  12/2/2031 38,680
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
f,h
59,113

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Transportation (0.6%) - continued
Canadian Pacific Railway
Company
$ 83,000 1.750%,  12/2/2026 $ 78,184
41,000 2.450%,  12/2/2031 38,079
CSX Corporation
45,000 4.250%,  3/15/2029 47,721
Delta Air Lines, Inc.
29,000 7.000%,  5/1/2025
f
31,062
95,882 4.500%,  10/20/2025
f
96,439
12,000 7.375%,  1/15/2026 13,032
82,000 4.375%,  4/19/2028 78,644
Greenbrier Companies, Inc.,
Convertible
68,000 2.875%,  4/15/2028
f
78,518
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
13,008
Hertz Corporation
45,000 4.625%,  12/1/2026
f
42,022
54,000 5.000%,  12/1/2029
f
48,870
J.B. Hunt Transport Services, Inc.
40,000 3.300%,  8/15/2022 40,152
JetBlue Airways Corporation,
Convertible
167,000 0.500%,  4/1/2026
f
155,383
Meritor, Inc., Convertible
174,000 3.250%,  10/15/2037 190,634
Mileage Plus Holdings, LLC
118,000 6.500%,  6/20/2027
f
123,015
NCL Corporation, Ltd.
90,000 3.625%,  12/15/2024
f
84,825
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
f
32,123
47,000 1.700%,  6/15/2026
f
43,610
Ryder System, Inc.
37,000 2.850%,  3/1/2027 35,878
Southwest Airlines Company
42,000 5.125%,  6/15/2027 44,900
45,000 2.625%,  2/10/2030 41,044
Southwest Airlines Company,
Convertible
233,000 1.250%,  5/1/2025 316,181
Union Pacific Corporation
51,000 3.750%,  7/15/2025 52,263
45,000 2.150%,  2/5/2027 43,226
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 65,423
United Airlines, Inc.
88,000 4.375%,  4/15/2026
f
86,563
46,000 4.625%,  4/15/2029
f
43,744
VistaJet Malta Finance plc
60,000 6.375%,  2/1/2030
f
56,452
Total 2,646,775
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
715,000 1.375%,  11/15/2031 656,012
U.S. Treasury Notes
2,190,000 0.125%,  2/28/2023 2,160,572
1,510,000 0.125%,  4/30/2023 1,483,339
2,830,000 0.125%,  2/15/2024 2,717,574
1,550,000 0.500%,  3/31/2025 1,460,209
Principal
Amount Long-Term Fixed Income (35.3%) Value
U.S. Government & Agencies (2.5%) -
continued
$ 1,620,000 0.500%,  2/28/2026 $ 1,497,741
870,000 0.500%,  4/30/2027 789,117
1,550,000 1.125%,  2/29/2028 1,437,262
Total 12,201,826
Utilities (0.7%)
AES Corporation
72,000 3.950%,  7/15/2030
f
71,327
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
46,620
Ameren Corporation
45,000 1.750%,  3/15/2028 41,141
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 61,909
44,000 2.300%,  3/1/2030 40,084
Berkshire Hathaway Energy
Company
51,000 4.050%,  4/15/2025 52,571
Calpine Corporation
105,000 4.500%,  2/15/2028
f
102,425
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,413
56,000 1.450%,  6/1/2026 51,901
67,000 2.650%,  6/1/2031 61,802
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 34,928
135,000 4.650%,  12/15/2024
b,i
133,650
45,000 3.375%,  4/1/2030 44,393
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
49,636
22,000 4.875%,  9/16/2024
b,i
22,234
90,000 3.150%,  8/15/2027 89,018
44,000 2.450%,  6/1/2030 40,540
Edison International
54,000 4.950%,  4/15/2025 55,247
55,000 5.000%,  12/15/2026
b,i
51,617
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
85,364
Energy Transfer, LP
52,000 6.500%,  11/15/2026
b,i
51,106
Entergy Corporation
34,000 0.900%,  9/15/2025 31,179
45,000 1.900%,  6/15/2028 40,690
Evergy, Inc.
34,000 2.450%,  9/15/2024 33,360
Exelon Corporation
45,000 4.050%,  4/15/2030 46,451
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
95,861
FirstEnergy Corporation
66,000 3.350%,  7/15/2022 65,917
Georgia Power Company
32,000 2.100%,  7/30/2023 31,812
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
f
20,486
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
37,757
45,000 2.250%,  6/1/2030 41,191

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (35.3%) Value
Utilities (0.7%) - continued
NextEra Energy Operating
Partners, LP
$ 100,000 3.875%,  10/15/2026
f
$ 98,875
NextEra Energy Partners, LP,
Convertible
239,000 Zero Coupon,  11/15/2025
f
270,396
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,i
42,140
45,000 2.950%,  9/1/2029 42,883
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
31,970
100,000 3.375%,  2/15/2029
f
88,891
35,000 5.250%,  6/15/2029
f
34,203
NRG Energy, Inc., Convertible
118,000 2.750%,  6/1/2048 129,327
PG&E Corporation
65,000 5.000%,  7/1/2028 62,829
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 38,488
Sempra Energy
84,000 4.875%,  10/15/2025
b,i
84,420
56,000 3.400%,  2/1/2028 55,813
Southern Company
119,000 4.000%,  1/15/2051
b
115,132
109,000 3.750%,  9/15/2051
b
100,503
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 91,237
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
f
99,575
TransCanada Trust
175,000 5.875%,  8/15/2076
b
176,886
Vistra Operations Company, LLC
90,000 5.000%,  7/31/2027
f
88,543
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 45,673
Total 3,363,414
Total Long-Term Fixed Income
(cost $172,942,492) 169,437,886
Shares Common Stock ( 33.8% ) Value
Communications Services (2.4%)
341 Alphabet, Inc., Class A
l
948,440
1,490 Alphabet, Inc., Class C
l
4,161,555
43,010 AT&T, Inc. 1,016,326
375 Charter Communications, Inc.
l
204,570
27,124 Comcast Corporation 1,269,946
10,880 Discovery, Inc., Class A
h,l
271,130
7,183 DISH Network Corporation
l
227,342
1,921 Electronic Arts, Inc. 243,026
5,636 Live Nation Entertainment, Inc.
l
663,019
1,305 Match Group, Inc.
l
141,906
958 Meta Platforms, Inc.
l
213,021
466 Paramount Global 17,619
17,728 QuinStreet, Inc.
l
205,645
181 RingCentral, Inc.
l
21,215
19,245 Twitter, Inc.
l
744,589
19,768 Verizon Communications, Inc. 1,006,982
944 Walt Disney Company
l
129,479
Shares Common Stock (33.8%) Value
Communications Services (2.4%) - continued
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
$ 5,214
Total 11,491,024
Consumer Discretionary (3.9%)
1,235 Amazon.com, Inc.
l
4,026,038
8,145 Aptiv plc
l
975,038
213 AutoZone, Inc.
l
435,496
801 Bloomin' Brands, Inc. 17,574
140 Booking Holdings, Inc.
l
328,783
3,146 Caesars Entertainment, Inc.
l
243,375
1,547 Carvana Company
l
184,542
5,937 Cedar Fair, LP
l
325,348
588 Chipotle Mexican Grill, Inc.
l
930,234
3,236 Cimpress plc
l
205,777
10,965 Clarus Corporation 249,783
20,063 Cooper-Standard Holdings, Inc.
l
175,952
3,288 D.R. Horton, Inc. 244,989
776 Emerald Holding, Inc.
l
2,638
18,482 Everi Holdings, Inc.
l
388,122
2,651 Expedia Group, Inc.
l
518,721
11,774 Ford Motor Company 199,098
6,694 General Motors Company
l
292,796
1,829 Grand Canyon Education, Inc.
l
177,614
7,325 Harley-Davidson, Inc. 288,605
1,976 Home Depot, Inc. 591,476
7,947 Leggett & Platt, Inc. 276,556
9,232 Libbey, Inc.
l
109,242
4,235 Lowe's Companies, Inc. 856,275
1,293 Lululemon Athletica, Inc.
l
472,242
7,744 Macy's, Inc. 188,644
1,414 McDonald's Corporation 349,654
5,699 Miller Industries, Inc. 160,484
911 Mohawk Industries, Inc.
l
113,146
1,918 NIKE, Inc. 258,086
126 NVR, Inc.
l
562,876
2,948 Penn National Gaming, Inc.
l
125,054
675 RH
l
220,111
3,315 Ross Stores, Inc. 299,875
793 Six Flags Entertainment
Corporation
l
34,495
3,345 Sleep Number Corporation
l
169,625
4,940 Sony Group Corporation ADR 507,387
7,681 Stoneridge, Inc.
l
159,458
1,240 Target Corporation 263,153
2,286 Tesla, Inc.
l
2,463,394
15,513 ThredUp, Inc.
l
119,450
1,022 Under Armour, Inc., Class C
l
15,902
426 Vail Resorts, Inc. 110,875
5,512 Zumiez, Inc.
l
210,613
Total 18,848,596
Consumer Staples (1.4%)
4,606 BJ's Wholesale Club Holdings,
Inc.
l
311,412
155 Coca-Cola Company 9,610
2,349 Colgate-Palmolive Company 178,125
1,190 Costco Wholesale Corporation 685,261
259 Estee Lauder Companies, Inc. 70,531
9,214 Hain Celestial Group, Inc.
l
316,961
2,104 John B. Sanfilippo & Son, Inc. 175,558
1,377 Kimberly-Clark Corporation 169,591
13,016 Lamb Weston Holdings, Inc. 779,788
4,231 Monster Beverage Corporation
l
338,057
118 PepsiCo, Inc. 19,751

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.8%) Value
Consumer Staples (1.4%) - continued
8,900 Philip Morris International, Inc. $ 836,066
23,023 Primo Water Corporation 328,078
2,217 Procter & Gamble Company 338,758
4,118 Sysco Corporation 336,235
7,256 Turning Point Brands, Inc. 246,776
11,405 Walmart, Inc. 1,698,433
Total 6,838,991
Energy (1.5%)
11,515 BP plc ADR 338,541
601 CNX Resources Corporation
l
12,453
6,898 ConocoPhillips 689,800
25,539 Devon Energy Corporation 1,510,121
20,336 Enterprise Products Partners, LP 524,872
2,374 EOG Resources, Inc. 283,052
2,646 EQT Corporation 91,049
11,052 Exxon Mobil Corporation 912,785
11,596 Halliburton Company 439,141
6,828 Helmerich & Payne, Inc. 292,102
4,044 Marathon Petroleum Corporation 345,762
3,578 Pioneer Natural Resources
Company 894,607
9,485 Schlumberger, Ltd. 391,825
3,069 Valero Energy Corporation 311,626
Total 7,037,736
Financials (5.0%)
10,154 Air Lease Corporation 453,376
10,956 Ally Financial, Inc. 476,367
4,904 American Express Company 917,048
12,671 Arch Capital Group, Ltd.
l
613,530
1,556 Ares Capital Corporation 32,598
5,211 Assured Guaranty, Ltd. 331,732
24,462 Bank of America Corporation 1,008,324
133 Bank of Marin Bancorp 4,664
6,231 Bank of N.T. Butterfield & Son, Ltd. 223,568
1,555 Berkshire Hathaway, Inc.
l
548,775
1,800 BlackRock TCP Capital
Corporation 25,740
711 BlackRock, Inc. 543,325
2,721 Blackstone Mortgage Trust, Inc. 86,501
14,400 Bridgewater Bancshares, Inc.
l
240,192
373 Brighthouse Financial, Inc.
l
19,269
11,698 Byline Bancorp, Inc. 312,103
2,565 Capital One Financial Corporation 336,759
773 Central Pacific Financial
Corporation 21,567
17,261 Charles Schwab Corporation 1,455,275
3,335 Chubb, Ltd. 713,357
9,920 Citigroup, Inc. 529,728
1,097 Coinbase Global, Inc.
l
208,276
13,090 Columbia Banking System, Inc. 422,414
4,709 Comerica, Inc. 425,835
815 Community Trust Bancorp, Inc. 33,578
229 Customers Bancorp, Inc.
l
11,940
2,263 Discover Financial Services 249,360
1,154 East West Bancorp, Inc. 91,189
1,448 Ellington Residential Mortgage
REIT 14,610
6,395 Enterprise Financial Services
Corporation 302,547
21,484 Equitable Holdings, Inc. 664,070
253 FactSet Research Systems, Inc. 109,840
235 Financial Institutions, Inc. 7,081
184 First Mid-Illinois Bancshares, Inc. 7,082
Shares Common Stock (33.8%) Value
Financials (5.0%) - continued
188 Flushing Financial Corporation $ 4,202
859 FS KKR Capital Corporation 19,602
32 Fulton Financial Corporation 532
3,547 Glacier Bancorp, Inc. 178,343
1,424 Golub Capital BDC, Inc. 21,659
931 Great Southern Bancorp, Inc. 54,938
2,317 Hanmi Financial Corporation 57,021
195 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 9,249
10,797 Heartland Financial USA, Inc. 516,421
674 Hometrust Bancshares, Inc. 19,903
12,147 Hope Bancorp, Inc. 195,324
2,156 Houlihan Lokey, Inc. 189,297
356 Independent Bank Corporation 7,832
6,864 J.P. Morgan Chase & Company 935,700
2,338 Kinsale Capital Group, Inc. 533,111
3,536 KKR & Company, Inc. 206,750
2,556 M&T Bank Corporation 433,242
1,555 Marsh & McLennan Companies,
Inc. 265,003
3,723 MetLife, Inc. 261,652
1,999 MidWestOne Financial Group, Inc. 66,167
1,358 Moody's Corporation 458,203
7,806 Morgan Stanley 682,244
8,071 New York Community Bancorp,
Inc. 86,521
16 OceanFirst Financial Corporation 322
130 Peapack-Gladstone Financial
Corporation 4,517
551 Popular, Inc. 45,039
1,520 Primerica, Inc. 207,966
13,067 Radian Group, Inc. 290,218
8,189 Raymond James Financial, Inc. 900,053
2,207 S&P Global, Inc. 905,267
8,346 Seacoast Banking Corporation of
Florida 292,277
2,097 Selective Insurance Group, Inc. 187,388
409 Sixth Street Specialty Lending, Inc. 9,526
5,058 State Street Corporation 440,653
6,165 Synovus Financial Corporation 302,085
2,320 Texas Capital Bancshares, Inc.
l
132,959
4,469 Triumph Bancorp, Inc.
l
420,175
8,028 Truist Financial Corporation 455,188
402 TrustCo Bank Corporation NY 12,836
367 Washington Federal, Inc. 12,045
15,625 Wells Fargo & Company 757,188
8,738 Western Alliance Bancorp 723,681
11,064 Zions Bancorporation NA 725,356
894 Zurich Insurance Group AG 441,547
Total 23,910,822
Health Care (4.2%)
3,983 Abbott Laboratories 471,428
4,542 AbbVie, Inc. 736,304
2,250 Agilent Technologies, Inc. 297,742
523 Align Technology, Inc.
l
228,028
1,792 Amgen, Inc. 433,341
3,064 Anthem, Inc. 1,505,098
6,939 AstraZeneca plc ADR 460,333
2,806 Baxter International, Inc. 217,577
1,454 Becton, Dickinson and Company 386,764
1,468 Biogen, Inc.
l
309,161
1,872 Biohaven Pharmaceutical Holding
Company, Ltd.
l
221,963
798 Bio-Techne Corporation 345,566

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.8%) Value
Health Care (4.2%) - continued
332 Boston Scientific Corporation
l
$ 14,704
239 Bristol-Myers Squibb Company 17,454
4,393 Centene Corporation
l
369,847
2,121 Cigna Holding Company 508,213
3,272 CVS Health Corporation 331,159
3,063 Danaher Corporation 898,470
6,450 Edwards Lifesciences Corporation
l
759,294
5,964 Gilead Sciences, Inc. 354,560
5,429 GlaxoSmithKline plc ADR 236,487
8,949 Halozyme Therapeutics, Inc.
l
356,886
2,033 HCA Healthcare, Inc. 509,510
239 Henry Schein, Inc.
l
20,838
3,435 Hologic, Inc.
l
263,877
85 Illumina, Inc.
l
29,699
1,059 Insulet Corporation
l
282,107
1,894 Intuitive Surgical, Inc.
l
571,382
14,350 Ionis Pharmaceuticals, Inc.
l
531,524
349 IQVIA Holding, Inc.
l
80,692
69 Jazz Pharmaceuticals, Inc.
l
10,741
7,981 Johnson & Johnson 1,414,473
12,371 Lantheus Holdings, Inc.
l
684,240
8,685 Medtronic plc 963,601
10,812 Merck & Company, Inc. 887,125
3,442 Novo Nordisk AS ADR 382,234
6,925 NuVasive, Inc.
l
392,648
5,322 Progyny, Inc.
l
273,551
2,388 Stryker Corporation 638,432
8,551 Syneos Health, Inc.
l
692,203
2,269 Teladoc Health, Inc.
l
163,663
295 Teleflex, Inc. 104,675
955 Thermo Fisher Scientific, Inc. 564,071
27,160 Viemed Healthcare, Inc.
l
135,257
2,488 Zimmer Biomet Holdings, Inc. 318,215
3,330 Zoetis, Inc. 628,005
Total 20,003,142
Industrials (4.0%)
3,522 3M Company 524,355
2,766 Advanced Drainage Systems, Inc. 328,628
1,294 Aerojet Rocketdyne Holdings, Inc.
l
50,919
3,204 AMETEK, Inc. 426,709
3,074 ASGN, Inc.
l
358,767
15,688 Badger Infrastructure Solutions,
Ltd. 394,788
2,059 Carlisle Companies, Inc. 506,349
188 Caterpillar, Inc. 41,890
208 Chart Industries, Inc.
l
35,728
7,326 Crane Company 793,259
19,040 CSX Corporation 713,048
2,909 Curtiss-Wright Corporation 436,815
301 Deere & Company 125,053
11,102 Delta Air Lines, Inc.
l
439,306
17,988 Dun & Bradstreet Holdings, Inc.
l
315,150
2,650 Emerson Electric Company 259,833
3,668 Forward Air Corporation 358,657
2,293 General Dynamics Corporation 553,026
103 Gorman-Rupp Company 3,696
3,722 Greenbrier Companies, Inc. 191,720
2,595 Helios Technologies, Inc. 208,249
2,158 Honeywell International, Inc. 419,904
10,660 Howmet Aerospace, Inc. 383,120
1,400 IDEX Corporation 268,422
860 Illinois Tool Works, Inc. 180,084
1,167 JetBlue Airways Corporation
l
17,447
6,475 Johnson Controls International plc 424,566
Shares Common Stock (33.8%) Value
Industrials (4.0%) - continued
1,584 Kaman Corporation $ 68,872
2,040 L3Harris Technologies, Inc. 506,879
2,599 Lincoln Electric Holdings, Inc. 358,168
798 Linde plc 254,905
748 Lockheed Martin Corporation 330,167
4,325 ManpowerGroup, Inc. 406,204
3,345 Meritor, Inc.
l
118,982
1,722 Middleby Corporation
l
282,305
11,505 NAPCO Security Technologies,
Inc.
l
236,083
1,591 Norfolk Southern Corporation 453,785
1,731 Old Dominion Freight Line, Inc. 517,015
1,615 Parker-Hannifin Corporation 458,272
646 Patrick Industries, Inc. 38,954
4,147 Quanta Services, Inc. 545,787
4,148 Raytheon Technologies
Corporation 410,942
2,655 Regal Rexnord Corporation 395,011
7,618 Southwest Airlines Company
l
348,904
8,845 Sun Country Airlines Holdings,
Inc.
l
231,562
371 Teledyne Technologies, Inc.
l
175,346
3,527 Tennant Company 277,928
6,059 Timken Company 367,781
19,034 Uber Technologies, Inc.
l
679,133
3,321 Union Pacific Corporation 907,330
3,676 United Parcel Service, Inc. 788,355
2,686 United Rentals, Inc.
l
954,094
1,204 Verisk Analytics, Inc. 258,415
2,371 WESCO International, Inc.
l
308,562
Total 19,439,229
Information Technology (7.6%)
1,152 Accenture plc 388,489
2,183 Adobe, Inc.
l
994,618
2,017 Advanced Energy Industries, Inc. 173,623
6,001 Agilysys, Inc.
l
239,320
2,263 Amphenol Corporation 170,517
1,114 ANSYS, Inc.
l
353,862
32,568 Apple, Inc. 5,686,699
4,800 AppLovin Corporation
l
264,336
898 Autodesk, Inc.
l
192,486
1,703 Axcelis Technologies, Inc.
l
128,628
3,780 BigCommerce Holdings, Inc.
l
82,820
1,205 Bill.com Holdings, Inc.
l
273,282
10,018 Block, Inc.
l
1,358,441
1,683 Broadcom, Inc. 1,059,751
22 CACI International, Inc.
l
6,628
4,795 Calix, Inc.
l
205,753
10,311 Ciena Corporation
l
625,156
20,918 Cisco Systems, Inc. 1,166,388
4,210 Computer Services, Inc. 208,395
2,430 Dolby Laboratories, Inc. 190,075
12,098 Dropbox, Inc.
l
281,279
173 Euronet Worldwide, Inc.
l
22,516
5,667 Fidelity National Information
Services, Inc. 569,080
737 FLEETCOR Technologies, Inc.
l
183,557
20,160 Gilat Satellite Networks, Ltd.
h,l
177,610
1,708 II-VI, Inc.
h,l
123,813
635 KLA-Tencor Corporation 232,448
11,871 Knowles Corporation
l
255,583
592 Lam Research Corporation 318,265
927 Littelfuse, Inc. 231,203
615 Lumentum Holdings, Inc.
l
60,024

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.8%) Value
Information Technology (7.6%) - continued
1,417 Mastercard, Inc. $ 506,407
5,480 Microchip Technology, Inc. 411,767
22,525 Microsoft Corporation 6,944,683
6,524 National Instruments Corporation 264,809
1,534 NICE, Ltd. ADR
l
335,946
1,173 NortonLifeLock, Inc. 31,108
8,154 NVIDIA Corporation 2,224,900
5,549 ON Semiconductor Corporation
l
347,423
6,646 PayPal Holdings, Inc.
l
768,610
1,160 Qorvo, Inc.
l
143,956
8,235 QUALCOMM, Inc. 1,258,473
10,954 Sabre Corporation
l
125,204
4,638 Salesforce.com, Inc.
l
984,740
11,549 Samsung Electronics Company,
Ltd. 660,868
1,718 ServiceNow, Inc.
l
956,737
3,616 Skyworks Solutions, Inc. 481,941
17,462 Sonos, Inc.
l
492,778
576 SunPower Corporation
l
12,372
495 TE Connectivity, Ltd. 64,835
23,918 Telefonaktiebolaget LM Ericsson
ADR 218,611
7,436 Texas Instruments, Inc. 1,364,357
5,530 Trimble, Inc.
l
398,934
3,839 TTEC Holdings, Inc. 316,794
40,416 TTM Technologies, Inc.
l
598,965
504 Western Digital Corporation
l
25,024
323 Western Union Company 6,053
2,900 Workiva, Inc.
l
342,200
Total 36,513,140
Materials (1.4%)
9,197 Ashland Global Holdings, Inc. 905,077
11,276 Axalta Coating Systems, Ltd.
l
277,164
4,842 Ball Corporation 435,780
8,968 Carpenter Technology Corporation 376,477
5,643 CF Industries Holdings, Inc. 581,568
1,527 Crown Holdings, Inc. 191,012
2,814 Eastman Chemical Company 315,337
5,698 Ingevity Corporation
l
365,071
34,634 Ivanhoe Mines, Ltd.
l
323,027
2,476 LyondellBasell Industries NV 254,582
3,908 Nucor Corporation 580,924
3,307 PPG Industries, Inc. 433,448
1,571 Sherwin-Williams Company 392,153
7,091 Steel Dynamics, Inc. 591,602
4,867 UFP Technologies, Inc.
l
322,049
2,364 United States Lime & Minerals, Inc. 274,319
Total 6,619,590
Real Estate (1.2%)
3,652 Agree Realty Corporation 242,347
2,822 Alexandria Real Estate Equities,
Inc. 567,928
9,476 American Campus Communities,
Inc. 530,372
1,073 AvalonBay Communities, Inc. 266,501
3,067 Camden Property Trust 509,735
2,779 CBRE Group, Inc.
l
254,334
2,624 Digital Realty Trust, Inc. 372,083
7,990 Duke Realty Corporation 463,899
2,831 Healthcare Realty Trust, Inc. 77,796
18,282 Host Hotels & Resorts, Inc. 355,219
12,070 Independence Realty Trust, Inc. 319,131
1,540 iStar, Inc. 36,051
Shares Common Stock (33.8%) Value
Real Estate (1.2%) - continued
6,048 LXP Industrial Trust $ 94,954
833 MGIC Investment Corporation 11,287
12,840 National Storage Affiliates Trust 805,838
12,782 Pebblebrook Hotel Trust 312,903
1,781 Public Storage, Inc. 695,089
3,441 Rayonier, Inc. REIT 141,494
Total 6,056,961
Utilities (1.2%)
10,909 Alliant Energy Corporation 681,594
1,086 American Electric Power
Company, Inc. 108,350
13,543 CenterPoint Energy, Inc. 414,958
5,117 Constellation Energy Corporation 287,831
1,675 Dominion Energy, Inc. 142,325
1,126 DTE Energy Company 148,868
4,125 Duke Energy Corporation 460,598
7,957 Entergy Corporation 928,980
9,672 Exelon Corporation 460,677
503 NextEra Energy Partners, LP 41,930
465 NextEra Energy, Inc. 39,390
10,696 NiSource, Inc. 340,133
1,892 NorthWestern Corporation 114,447
3,917 Portland General Electric
Company 216,023
5,919 Sempra Energy 995,102
545 Southern Company 39,518
2,607 Spire, Inc. 187,078
Total 5,607,802
Total Common Stock
(cost $113,889,481) 162,367,033
Shares
Registered Investment
Companies ( 14.7% ) Value
Unaffiliated  (1.1%)
21,445 Aberdeen Asia-Pacific Income
Fund, Inc. 72,484
8,627 AllianceBernstein Global High
Income Fund, Inc. 96,450
12,572 Allspring Income Opportunities
Fund 99,319
5,490 BlackRock Core Bond Trust 71,370
7,147 BlackRock Corporate High Yield
Fund, Inc. 76,973
7,256 BlackRock Credit Allocation
Income Trust 91,135
525 BlackRock Enhanced Equity
Dividend Trust 5,198
6,876 BlackRock Enhanced Global
Dividend Trust 77,768
1,600 BlackRock Enhanced International
Dividend Trust 9,200
775 BlackRock Floating Rate Income
Strategies Fund, Inc. 10,091
3,850 BlackRock Income Trust, Inc. 19,750
5,405 BlackRock Multi-Sector Income
Trust 89,074
3,171 Blackstone Strategic Credit Fund
h
41,382
1,250 Brookfield Real Assets Income
Fund, Inc. 25,925
8,442 Eaton Vance Limited Duration
Income Fund 98,771
2,014 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 19,556

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (14.7%) Value
Unaffiliated  (1.1%)- continued
5,699 First Trust High Income Long/Short
Fund $ 76,709
4,653 Invesco Dynamic Credit
Opportunities Fund
c
54,155
1,200 Invesco Senior Loan ETF 26,124
4,500 iShares S&P U.S. Preferred Stock
Index Fund
h
163,890
16,650 Nuveen Credit Strategies Income
Fund 102,897
2,150 Nuveen Preferred Income
Opportunities Fund 18,447
2,525 Nuveen Quality Preferred Income
Fund II 21,210
7,099 PGIM Global High Yield Fund, Inc. 94,914
6,795 PGIM High Yield Bond Fund, Inc. 97,508
2,390 Pimco Dynamic Income Fund 58,244
61,000 SPDR Blackstone Senior Loan
ETF
h
2,742,560
3,250 SPDR Bloomberg High Yield Bond
ETF
h
333,125
25,360 SPDR Bloomberg Short Term High
Yield Bond ETF
h
665,446
1,374 Tri-Continental Corporation 42,374
2,100 Vanguard Short-Term Corporate
Bond ETF
h
163,989
4,400 Virtus AllianzGI Convertible &
Income Fund 22,132
700 Virtus AllianzGI Equity &
Convertible Income Fund 18,998
4,690 Virtus Dividend, Interest &
Premium Strategy Fund 67,489
6,819 Voya Global Equity Dividend &
Premium Opportunity Fund 39,959
17,331 Western Asset High Income
Opportunity Fund, Inc. 77,470
Total 5,792,086
Affiliated  (13.6%)
3,194,111 Thrivent Core Emerging Markets
Debt Fund 27,629,060
3,703,958 Thrivent Core International Equity
Fund 37,447,014
Total 65,076,074
Total Registered Investment
Companies (cost $72,214,551) 70,868,160
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
5,222,909 Thrivent Cash Management Trust 5,222,909
Total Collateral Held for
Securities Loaned
(cost $5,222,909) 5,222,909
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
i
240,680
1,689 Paramount Global, Convertible,
5.750% 93,824
3,500 Telephone and Data Systems, Inc.,
6.000%
i
80,885
Total 415,389
Shares Preferred Stock (0.9%) Value
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,i
$ 33,125
Total 33,125
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
i
66,855
1,600 Energy Transfer, LP, 7.600%
b,i
39,616
1,536 NuStar Logistics, LP, 6.975%
b
38,415
Total 144,886
Financials (0.4%)
2,750 Aegon Funding Corporation II,
5.100% 66,797
5,700 Allstate Corporation, 5.100%
i
141,588
3,300 Bank of America Corporation,
4.250%
h,i
71,247
2,000 Bank of America Corporation,
5.375%
i
50,560
72 Bank of America Corporation,
Convertible, 7.250%
i
94,500
5,525 Capital One Financial Corporation,
5.000%
i
127,462
2,485 Cobank ACB, 6.250%
b,i
251,308
5,875 Equitable Holdings, Inc., 5.250%
i
138,591
140 First Horizon Bank, 3.750%
b,f,i
121,800
2,900 First Republic Bank, 4.500%
i
64,032
4,400 J.P. Morgan Chase & Company,
4.200%
i
92,752
3,650 J.P. Morgan Chase & Company,
4.750%
i
83,768
3,350 J.P. Morgan Chase & Company,
5.750%
i
86,062
5,880 Morgan Stanley, 5.850%
b,i
153,762
3,100 Morgan Stanley, 7.125%
b,i
82,677
825 Regions Financial Corporation,
5.700%
b,i
21,508
775 Synovus Financial Corporation,
5.875%
b,i
20,305
5,025 Truist Financial Corporation,
4.750%
i
115,022
5,000 Wells Fargo & Company, 4.250%
i
103,450
128 Wells Fargo & Company,
Convertible, 7.500%
i
169,600
Total 2,056,791
Health Care (0.1%)
2,416 Becton, Dickinson and Company,
Convertible, 6.000% 127,613
1,907 Boston Scientific Corporation,
Convertible, 5.500% 222,051
89 Danaher Corporation, Convertible,
5.000% 140,553
Total 490,217
Industrials (<0.1%)
917 Stanley Black & Decker, Inc.,
Convertible, 5.250% 80,613
Total 80,613
Real Estate (0.1%)
6,150 Public Storage, 4.125%
i
133,824
1,300 Public Storage, 4.625%
i
30,264
325 Public Storage, 4.700%
i
7,576
Total 171,664

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
Shares Preferred Stock (0.9%) Value
Utilities (0.2%)
1,620 AES Corporation, Convertible,
6.875% $ 160,266
896 American Electric Power
Company, Inc., Convertible,
6.125% 50,059
5,200 CMS Energy Corporation, 4.200%
i
109,096
3,405 NextEra Energy, Inc., Convertible,
4.872% 210,395
939 NextEra Energy, Inc., Convertible,
5.279% 48,969
314 NiSource, Inc., Convertible,
7.750% 37,360
3,425 Southern Company, 4.950% 82,645
4,260 Southern Company, Convertible,
6.750% 232,639
Total 931,429
Total Preferred Stock
(cost $4,492,645) 4,324,114
Shares or
Principal
Amount Short-Term Investments ( 18.7% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.415%, 5/18/2022
m,n
99,945
900,000 0.315%, 5/24/2022
m,n
899,445
400,000 0.380%, 6/3/2022
m,n
399,568
Thrivent Core Short-Term Reserve
Fund
8,661,043 0.660% 86,610,428
U.S. Treasury Bills
2,000,000 0.116%, 4/14/2022
m,o
1,999,898
Total Short-Term Investments
(cost $90,001,325) 90,009,284
Total Investments (cost
$508,267,292) 114.7% $551,194,778
Other Assets and Liabilities, Net
(14.7%) (70,768,433)
Total Net Assets 100.0% $480,426,345
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $43,927,689 or 9.1% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 31, 2022, $1,482,924 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 907,076
Common Stock 4,182,599
Total lending $5,089,675
Gross amount payable upon return of
collateral for securities loaned $5,222,909
Net amounts due to counterparty $133,234
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,333,884 – 2,435,522 898,362
Capital Goods 10,694,046 – 9,103,559 1,590,487
Communications Services 7,165,988 – 6,813,271 352,717
Consumer Cyclical 7,374,768 – 6,582,098 792,670
Consumer Non-Cyclical 7,765,278 – 7,008,458 756,820
Energy 480,376 – 480,376 –
Financials 2,295,096 – 2,002,251 292,845
Technology 5,673,816 – 5,673,816 –
Transportation 2,194,462 – 2,194,462 –
Utilities 1,987,678 – 1,987,678 –
Long-Term Fixed Income
Asset-Backed Securities 10,719,640 – 10,719,640 –
Basic Materials 2,326,546 – 2,326,546 –
Capital Goods 4,542,657 – 4,542,657 –
Collateralized Mortgage Obligations 9,842,817 – 9,842,817 –
Commercial Mortgage-Backed Securities 1,976,705 – 1,976,705 –
Communications Services 6,073,415 – 6,073,415 –
Consumer Cyclical 8,858,138 – 8,858,138 –
Consumer Non-Cyclical 7,762,285 – 7,762,285 –
Energy 6,693,413 – 6,693,413 –
Financials 22,767,443 – 22,767,443 –
Foreign Government 40,650 – 40,650 –
Mortgage-Backed Securities 64,450,612 – 64,450,612 –
Technology 5,171,550 – 5,130,570 40,980
Transportation 2,646,775 – 2,646,775 –
U.S. Government & Agencies 12,201,826 – 12,201,826 –
Utilities 3,363,414 – 3,363,414 –
Common Stock
Communications Services 11,491,024 11,485,810 – 5,214
Consumer Discretionary 18,848,596 18,739,354 109,242 –
Consumer Staples 6,838,991 6,838,991 – –
Energy 7,037,736 7,037,736 – –
Financials 23,910,822 23,469,275 441,547 –
Health Care 20,003,142 20,003,142 – –
Industrials 19,439,229 19,044,441 394,788 –
Information Technology 36,513,140 35,852,272 660,868 –
Materials 6,619,590 6,296,563 323,027 –
Real Estate 6,056,961 6,056,961 – –
Utilities 5,607,802 5,607,802 – –
Registered Investment Companies
Unaffiliated 5,792,086 5,737,931 – 54,155
Preferred Stock
Communications Services 415,389 415,389 – –
Consumer Staples 33,125 33,125 – –
Energy 144,886 144,886 – –
Financials 2,056,791 1,934,991 121,800 –
Health Care 490,217 490,217 – –
Industrials 80,613 80,613 – –
Real Estate 171,664 171,664 – –
Utilities 931,429 931,429 – –
Short-Term Investments 3,398,856 – 3,398,856 –
Subtotal Investments in Securities $394,285,367 $170,372,592 $219,128,525 $4,784,250
Other Investments  * Total
Affiliated Registered Investment Companies 65,076,074
Affiliated Short-Term Investments 86,610,428
Collateral Held for Securities Loaned 5,222,909
Subtotal Other Investments $156,909,411
Total Investments at Value $551,194,778

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 977,336 977,336 – –
Total Asset Derivatives $977,336 $977,336 $– $–
Liability Derivatives
Futures Contracts 791,889 791,889 – –
Total Liability Derivatives $791,889 $791,889 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$1,458,958 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 June 2022 $ 2,532,398 ( $ 74,898)
CBOT 5-Yr. U.S. Treasury Note 14 June 2022 1,624,481 (18,856)
CME E-mini S&P 500 Index 57 June 2022 12,109,990 802,647
CME Ultra Long Term U.S. Treasury Bond 27 June 2022 4,975,684 (193,308)
ICE mini MSCI EAFE Index 14 June 2022 1,416,563 84,517
Ultra 10-Yr. U.S. Treasury Note 9 June 2022 1,260,803 (41,584)
Total Futures Long Contracts $ 23,919,919 $ 558,518
CBOT 2-Yr. U.S. Treasury Note (31) June 2022 ( $ 6,650,616) $ 81,037
CBOT U.S. Long Bond (8) June 2022 (1,209,635) 9,135
CME E-mini Russell 2000 Index (121) June 2022 (12,141,928) (359,792)
CME E-mini S&P Mid-Cap 400 Index (10) June 2022 (2,585,749) (103,451)
Total Futures Short Contracts ( $ 22,587,928) ($373,071)
Total Futures Contracts $ 1,331,991 $185,447

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,274 $360 $– $27,629 3,194 5.8%
Core International Equity 40,373 – – 37,447 3,704 7.8
Total Affiliated Registered Investment
Companies 70,647 65,076 13.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 94,175 23,531 31,096 86,610 8,661 18.0
Total Affiliated Short-Term Investments 94,175 86,610 18.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,983 19,338 18,098 5,223 5,223 1.1
Total Collateral Held for Securities Loaned 3,983 5,223 1.1
Total Value $168,805 $156,909
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,005) $ – $361
Core International Equity – (2,926) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 70
Total Income/Non Income Cash from Affiliated
Investments $431
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $(5,931) $ –

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.9% )
a
Value
Basic Materials (0.6%)
Flexsys Holdings, Inc., Term Loan
$ 945,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 934,369
INEOS US Petrochem, LLC, Term
Loan
754,300
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
739,968
Innophos Holdings, Inc., Term
Loan
490,000
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
486,937
Momentive Performance Materials
USA, LLC, Term Loan
452,212
3.700%,  (LIBOR 1M +
3.250%), 5/15/2024
b
445,995
Nouryon USA, LLC, Term Loan
922,319
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
907,332
Pixelle Specialty Solutions, LLC,
Term Loan
868,743
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
849,743
Sparta US HoldCo, LLC, Term
Loan
139,650
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b,c
137,555
Venator Finance SARL, Term Loan
562,636
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
534,504
Total 5,036,403
Capital Goods (2.1%)
Bingo Industries, Ltd., Term Loan
343,275
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
338,984
BW Holding, Inc., Delayed Draw
151,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
148,358
BW Holding, Inc., Term Loan
568,575
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
558,625
Flex Acquisition Company, Inc.,
Term Loan
979,635
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
977,254
192,573
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
192,076
Foley Products Company, LLC,
Term Loan
780,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
772,200
Gemini HDPE, LLC, Term Loan
684,300
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
672,612
GFL Environmental, Inc., Term
Loan
760,375
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
756,573
Grinding Media, Inc., Term Loan
950,225
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
939,535
Groupe Solmax, Inc., Term Loan
829,820
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
814,260
Principal
Amount Bank Loans (9.9%)
a
Value
Capital Goods (2.1%) - continued
HRNI Holdings, LLC, Term Loan
$ 451,425
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 447,285
Hyperion Materials &
Technologies, Inc., Term Loan
573,562
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
567,471
LABL, Inc., Term Loan
231,919
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
228,482
LRS Holdings, LLC, Term Loan
461,843
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
458,379
LTR Intermediate Holdings, Inc.,
Term Loan
486,780
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
477,044
Mauser Packaging Solutions
Holding Company, Term Loan
695,222
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
684,502
Natgasoline, LLC, Term Loan
580,500
4.000%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
573,244
Novae, LLC, Delayed Draw
260,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
257,725
Novae, LLC, Term Loan
910,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
902,038
Pactiv Evergreen Group Holdings,
Inc., Term Loan
493,750
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
480,276
Quikrete Holdings Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
554,016
RLG Holdings, LLC, Term Loan
512,513
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
507,388
Smyrna Ready Mix Concrete, LLC,
Term Loan
781,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
769,285
TransDigm, Inc., Term Loan
1,725,287
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,695,095
TricorBraun Holdings, Inc., Term
Loan
883,593
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
860,152
Trident TPI Holdings, Inc., Delayed
Draw
72,313
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
71,274
Trident TPI Holdings, Inc., Term
Loan
499,988
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
492,803
Venga Finance SARL, Term Loan
463,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
448,966

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.9%)
a
Value
Capital Goods (2.1%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 512,425
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 510,288
Total 17,156,190
Communications Services (1.5%)
Allen Media, LLC, Term Loan
456,520
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
452,069
Altice France SA, Term Loan
428,625
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
417,909
Audacy Capital Corporation, Term
Loan
616,775
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
605,056
Cablevision Lightpath, LLC, Term
Loan
706,062
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
696,178
CCI Buyer, Inc., Term Loan
183,150
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
180,364
CommScope, Inc., Term Loan
1,238,250
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,203,678
DIRECTV Financing, LLC, Term
Loan
1,021,850
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,019,592
E.W. Scripps Company, Term Loan
295,094
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
292,742
iHeartCommunications, Inc., Term
Loan
511,359
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
507,591
Metronet Systems Holdings, LLC,
Term Loan
843,061
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
832,784
NEP Group, Inc., Term Loan
972,399
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
953,437
Nexstar Media, Inc., Term Loan
1,109,164
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,103,818
ORBCOMM, Inc., Term Loan
502,475
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
497,033
Sharp Midco, LLC, Term Loan
188,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
186,590
Terrier Media Buyer, Inc., Term
Loan
918,375
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
903,304
Univision Communications, Inc.,
Term Loan
470,000
4.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b
464,515
Principal
Amount Bank Loans (9.9%)
a
Value
Communications Services (1.5%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 477,600
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
$ 471,831
Xplornet Communications, Inc.,
Term Loan
502,475
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
492,320
445,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
440,550
Zacapa SARL, Term Loan
268,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
265,923
Total 11,987,284
Consumer Cyclical (1.5%)
ACProducts Holdings, Inc., Term
Loan
888,287
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
798,961
AI Aqua Merger Sub, Inc., Delayed
Draw
59,750
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
59,134
AI Aqua Merger Sub, Inc., Term
Loan
519,625
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
514,268
American Trailer World
Corporation, Term Loan
818,064
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
783,297
Caesars Resort Collection, LLC,
Term Loan
421,788
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
419,890
Carnival Corporation, Term Loan
465,264
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
451,772
Cengage Learning, Inc., Term
Loan
935,300
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
926,536
CP Atlas Buyer, Inc., Term Loan
579,227
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
561,942
Golden Entertainment, Inc., Term
Loan
1,153,761
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,137,896
Great Canadian Gaming
Corporation, Term Loan
319,200
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
317,106
Michaels Companies, Inc., Term
Loan
932,950
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
873,213
Scientific Games International,
Inc., Term Loan
2,469,884
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,459,091

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.9%)
a
Value
Consumer Cyclical (1.5%) - continued
Secure Acquisition, Inc., Delayed
Draw
$ 73,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
$ 71,723
Secure Acquisition, Inc., Term
Loan
491,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
482,408
Staples, Inc., Term Loan
262,870
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
254,852
436,090
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
411,241
Tenneco, Inc., Term Loan
701,081
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
691,315
Voyage Digital NZ/US, Term Loan
780,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
764,400
Wyndham Hotels & Resorts, Inc.,
Term Loan
516,275
2.207%,  (LIBOR 1M +
1.750%), 5/30/2025
b
511,019
Total 12,490,064
Consumer Non-Cyclical (1.5%)
Adient US, LLC, Term Loan
248,125
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
243,783
Alltech, Inc., Term Loan
446,755
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
438,937
Bausch Health Americas, Inc.,
Term Loan
1,149,677
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,139,135
Bausch Health Companies, Inc.,
Term Loan
1,219,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
1,205,286
Blue Ribbon, LLC, Term Loan
628,875
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
615,669
Chobani, LLC, Term Loan
364,450
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
357,617
City Brewing Company, LLC, Term
Loan
899,844
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
818,858
CNT Holdings I Corporation, Term
Loan
470,250
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
467,212
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
134,550
Del Monte Foods, Inc., Term Loan
293,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
288,239
Endo Luxembourg Finance
Company I SARL, Term Loan
445,500
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
416,311
Principal
Amount Bank Loans (9.9%)
a
Value
Consumer Non-Cyclical (1.5%) - continued
Gainwell Acquisition Corporation,
Term Loan
$ 930,577
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
$ 928,250
Global Medical Response, Inc.,
Term Loan
234,599
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
232,755
2,243,640
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
2,224,703
Herens US Holdco Corporation,
Term Loan
868,449
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
845,652
Mamba Purchaser, Inc., Term Loan
90,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
89,438
Packaging Coordinators Midco,
Inc., Term Loan
460,673
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
457,697
PetSmart, LLC, Term Loan
1,119,375
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,114,707
Precision Medicine Group, LLC,
Delayed Draw
91,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
89,820
Precision Medicine Group, LLC,
Term Loan
694,478
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
680,012
Total 12,788,631
Energy (0.2%)
Calpine Corporation, Term Loan
913,438
2.960%,  (LIBOR 1M +
2.500%), 12/16/2027
b
904,879
GIP II Blue Holding LP, Term Loan
883,785
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
879,366
Total 1,784,245
Financials (0.5%)
Asurion, LLC, Term Loan
306,125
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
299,109
990,000
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
968,655
630,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
616,770
480,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
468,600
Digicel International Finance, Ltd.,
Term Loan
699,522
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
664,546
Rinchem Company, Inc., Term
Loan
195,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
194,025

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.9%)
a
Value
Financials (0.5%) - continued
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
$ 293,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
$ 287,140
Tiger Acquisition, LLC, Term Loan
308,450
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
295,406
Total 3,794,251
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
752,695
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
739,147
Crown Subsea Communications
Holding, Inc., Term Loan
733,253
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
728,363
Gogo Intermediate Holdings, LLC,
Term Loan
798,963
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
791,972
Gridiron Fiber Corporation, Term
Loan
345,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
336,161
Lummus Technology Holdings V,
LLC, Term Loan
456,997
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
441,290
Prime Security Services Borrower,
LLC, Term Loan
2,093,850
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,076,408
Rackspace Technology Global,
Inc., Term Loan
1,346,400
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,318,987
Redstone Holdco 2 LP, Term Loan
459,006
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
447,531
263,036
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
239,363
SS&C Technologies, Inc., Term
Loan
96,136
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
94,528
75,060
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
73,805
Zayo Group Holdings, Inc., Term
Loan
1,416,355
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,377,051
Total 8,664,606
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,608,380
Air Canada, Term Loan
329,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
325,572
Principal
Amount Bank Loans (9.9%)
a
Value
Transportation (0.6%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 975,100
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 963,214
Hertz Corporation, Term Loan
248,125
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
245,884
47,115
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
46,690
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
979,535
United Airlines, Inc., Term Loan
475,200
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
468,866
Total 4,638,141
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
83,962
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
83,385
CQP Holdco, LP, Term Loan
1,124,350
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,117,503
EnergySolutions, LLC, Term Loan
397,777
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
388,827
Exgen Renewables IV, LLC, Term
Loan
285,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
281,973
Freeport LNG Investments, LLLP,
Term Loan
872,000
4.000%,  (LIBOR 3M +
3.500%), 12/21/2028
b
864,841
Osmose Utilities Services, Inc.,
Term Loan
199,000
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
196,264
PG&E Corporation, Term Loan
466,334
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
459,922
Total 3,392,715
Total Bank Loans
(cost $82,625,198) 81,732,530
Principal
Amount Long-Term Fixed Income ( 56.9% ) Value
Asset-Backed Securities (3.2%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
563,484
885,474
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
846,886
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
518,493
522 Funding CLO, Ltd.
1,000,000
2.654%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
980,299

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Asset-Backed Securities (3.2%) - continued
Anchorage Capital CLO 21, Ltd.
$ 875,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
$ 865,140
Ares XL CLO, Ltd.
825,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
803,276
Babson CLO, Ltd.
1,780,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,729,594
Bardot CLO, Ltd.
1,250,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
1,239,677
Barings CLO, Ltd.
400,000
3.404%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
397,626
Benefit Street Partners CLO II, Ltd.
750,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
732,785
Benefit Street Partners CLO, Ltd.
400,000
2.391%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
396,838
Colony American Finance, Ltd.
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
898,841
Conn's Receivables Funding
18,362
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
18,344
Dewolf Park CLO, Ltd.
700,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
685,649
Dryden 36 Senior Loan Fund
750,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
741,075
Foundation Finance Trust
64,201
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
64,441
Galaxy XIX CLO, Ltd.
350,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
341,740
Goldentree Loan Management US
CLO 8, Ltd.
1,000,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
987,549
Harley Marine Financing, LLC
1,187,288
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,177,943
Longfellow Place CLO, Ltd.
1,550,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,534,326
Principal
Amount Long-Term Fixed Income (56.9%) Value
Asset-Backed Securities (3.2%) - continued
Madison Park Funding XXI, Ltd.
$ 850,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
$ 834,507
Mountain View CLO, Ltd.
230,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
225,204
Neuberger Berman CLO, Ltd.
1,225,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,196,273
OCP CLO, Ltd.
925,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
906,839
OZLM VIII, Ltd.
1,000,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
990,292
Palmer Square Loan Funding, Ltd.
1,000,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
1,000,294
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
300,158
Saxon Asset Securities Trust
399,056
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
368,820
Sculptor CLO, Ltd.
625,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
614,099
TCI-Flatiron CLO, Ltd.
1,700,000
2.270%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,683,955
THL Credit Wind River CLO, Ltd.
1,250,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,244,039
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
239,997
Whitebox CLO III, Ltd.
725,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
702,257
Wind River CLO, Ltd.
725,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
714,619
Total 26,545,359
Basic Materials (1.0%)
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
f
434,734
Anglo American Capital plc
70,000 3.875%,  3/16/2029
f
70,032
Chemours Company
290,000 5.750%,  11/15/2028
f
281,770

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Basic Materials (1.0%) - continued
Cleveland-Cliffs, Inc.
$ 250,000 5.875%,  6/1/2027 $ 256,431
160,000 4.625%,  3/1/2029
f
157,807
160,000 4.875%,  3/1/2031
f
158,200
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
446,775
Ecolab, Inc.
119,000 2.125%,  2/1/2032 108,827
First Quantum Minerals, Ltd.
513,000 6.875%,  10/15/2027
f
537,367
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 359,629
182,000 4.250%,  3/1/2030 183,214
283,000 4.625%,  8/1/2030 289,367
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
147,451
Hecla Mining Company
120,000 7.250%,  2/15/2028 125,719
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
272,068
Ingevity Corporation
430,000 3.875%,  11/1/2028
f
388,647
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 124,955
Mercer International, Inc.
270,000 5.125%,  2/1/2029 260,550
Mosaic Company
55,000 3.250%,  11/15/2022 55,371
147,000 4.050%,  11/15/2027 150,576
Novelis Corporation
110,000 3.250%,  11/15/2026
f
105,081
160,000 4.750%,  1/30/2030
f
155,338
110,000 3.875%,  8/15/2031
f
100,613
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 193,679
OCI NV
195,000 4.625%,  10/15/2025
f
196,462
Olin Corporation
500,000 5.125%,  9/15/2027 498,393
SCIL USA Holdings, LLC
355,000 5.375%,  11/1/2026
f
326,600
SPCM SA
286,000 3.375%,  3/15/2030
f
251,079
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
291,316
Syngenta Finance NV
195,000 5.182%,  4/24/2028
f
201,355
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
f
217,277
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
242,452
United States Steel Corporation
474,000 6.875%,  3/1/2029
h
492,960
Westlake Corporation
98,000 3.600%,  8/15/2026 99,198
Total 8,181,293
Capital Goods (1.9%)
AECOM
450,000 5.125%,  3/15/2027 460,228
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
315,787
Principal
Amount Long-Term Fixed Income (56.9%) Value
Capital Goods (1.9%) - continued
Ardagh Packaging Finance plc
$ 295,000 5.250%,  8/15/2027
f
$ 272,691
Boeing Company
255,000 4.875%,  5/1/2025 263,076
166,000 2.196%,  2/4/2026 156,939
147,000 3.250%,  3/1/2028 141,173
196,000 5.150%,  5/1/2030 209,026
Bombardier, Inc.
80,000 7.125%,  6/15/2026
f
78,400
290,000 7.875%,  4/15/2027
f
283,943
245,000 6.000%,  2/15/2028
f
229,624
Brand Industrial Services, Inc.
140,000 8.500%,  7/15/2025
f
130,211
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
181,970
Carrier Global Corporation
147,000 2.722%,  2/15/2030 138,163
Caterpillar Financial Services
Corporation
60,000 1.450%,  5/15/2025 57,548
Chart Industries, Inc., Convertible
202,000 1.000%,  11/15/2024
f
594,385
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
e,f
39,439
79,000 8.750%,  4/15/2030
e,f
74,359
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 66,308
Coinbase Global, Inc.
148,000 3.375%,  10/1/2028
f
130,747
Cornerstone Building Brands, Inc.
390,000 6.125%,  1/15/2029
f
361,939
Covanta Holding Corporation
160,000 5.000%,  9/1/2030 151,600
Covert Mergeco, Inc.
114,000 4.875%,  12/1/2029
f
108,836
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f
213,160
Crown Cork & Seal Company, Inc.
237,000 7.375%,  12/15/2026 267,441
General Electric Company
495,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
474,581
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
214,360
280,000 3.500%,  9/1/2028
f
262,877
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
455,625
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
283,220
Howmet Aerospace, Inc.
158,000 6.875%,  5/1/2025 171,572
281,000 3.000%,  1/15/2029 256,588
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 152,887
JELD-WEN, Inc.
340,000 4.625%,  12/15/2025
f
327,250
KBR, Inc., Convertible
429,000 2.500%,  11/1/2023 930,930
Mauser Packaging Solutions
Holding Company
240,000 5.500%,  4/15/2024
f
239,047

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Capital Goods (1.9%) - continued
$ 290,000 7.250%,  4/15/2025
f
$ 287,422
Meritage Homes Corporation
146,000 3.875%,  4/15/2029
f
139,065
Meritor, Inc.
200,000 4.500%,  12/15/2028
f
200,510
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
f
147,533
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
f
181,763
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
355,711
OI European Group BV
335,000 4.750%,  2/15/2030
f
311,282
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 118,768
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
f
255,409
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
206,732
Parker-Hannifin Corporation
87,000 2.700%,  6/14/2024 86,310
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 148,032
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
277,885
Raytheon Technologies
Corporation
202,000 4.125%,  11/16/2028 211,151
Republic Services, Inc.
79,000 3.950%,  5/15/2028 81,206
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
f
135,523
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
429,023
Standard Industries, Inc.
380,000 4.375%,  7/15/2030
f
348,063
Sunpower Corporation,
Convertible
143,000 4.000%,  1/15/2023 161,948
Textron, Inc.
147,000 3.650%,  3/15/2027 147,273
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
f
124,209
TransDigm, Inc.
220,000 6.250%,  3/15/2026
f
225,861
820,000 5.500%,  11/15/2027 813,850
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 345,370
240,000 4.000%,  7/15/2030 229,519
Vertiv Group Corporation
111,000 4.125%,  11/15/2028
f
101,300
Victors Merger Corporation
178,000 6.375%,  5/15/2029
f
145,709
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 44,884
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
132,311
Principal
Amount Long-Term Fixed Income (56.9%) Value
Capital Goods (1.9%) - continued
WESCO Distribution, Inc.
$ 400,000 7.250%,  6/15/2028
f
$ 424,854
Total 15,514,406
Collateralized Mortgage Obligations (4.2%)
Alternative Loan Trust
411,033
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 302,941
Banc of America Alternative Loan
Trust
483,295
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 463,462
Banc of America Mortgage
Securities Trust
411,232
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
406,539
Bear Stearns Adjustable Rate
Mortgage Trust
30,806
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
31,219
Business Jet Securities, LLC
332,171
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
319,904
CHL Mortgage Pass-Through Trust
269,310
2.426%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
276,346
803,266
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 550,727
CHNGE Mortgage Trust
1,271,754
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,254,547
CIM Trust
360,123
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
362,922
Citigroup Mortgage Loan Trust,
Inc.
58,853
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
58,501
898,520
2.907%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
882,587
Countrywide Alternative Loan Trust
429,759
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 405,394
201,653
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
185,843
181,156
2.815%,  10/25/2035, Ser.
2005-43, Class 1A1
b
176,363
233,688
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 215,250
Countrywide Home Loan
Mortgage Pass Through Trust
290,597
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
273,124
Credit Suisse Mortgage Trust
440,672
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
423,514
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
650,936
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 634,620

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
Eagle Re, Ltd.
$ 812,112
2.257%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
$ 807,041
Federal Home Loan Mortgage
Corporation
1,643,915
3.500%,  8/15/2035, Ser.
345, Class C8
j
179,169
Federal Home Loan Mortgage
Corporation - REMIC
4,588,111
1.500%,  12/25/2050, Ser.
5107, Class IO
j
428,422
149,590
2.500%,  12/15/2022, Ser.
4155, Class AI
j
1,080
311,138
2.500%,  5/15/2027, Ser.
4106, Class HI
j
10,729
1,221,430
3.000%,  5/15/2027, Ser.
4046, Class GI
j
55,303
980,918
3.000%,  7/15/2027, Ser.
4084, Class NI
j
50,292
1,559,210
3.000%,  7/15/2027, Ser.
4074, Class IO
j
82,681
477,176
2.500%,  2/15/2028, Ser.
4162, Class AI
j
24,036
1,022,539
2.500%,  2/15/2028, Ser.
4161, Class UI
j
49,483
1,554,824
2.500%,  3/15/2028, Ser.
4177, Class EI
j
78,585
1,410,532
3.500%,  10/15/2032, Ser.
4119, Class KI
j
156,653
908,274
3.000%,  2/15/2033, Ser.
4170, Class IG
j
88,488
1,819,176
3.000%,  4/15/2033, Ser.
4203, Class DI
j
121,108
Federal National Mortgage
Association - REMIC
1,949,031
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
90,951
1,320,358
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
54,776
2,439,042
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
96,138
1,358,575
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
73,270
3,550,015
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
197,265
1,776,027
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
79,698
943,104
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
43,647
2,377,753
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
107,592
717,353
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
30,538
1,326,660
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
69,114
466,059
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
25,575
1,698,527
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
82,805
1,305,399
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
127,725
Principal
Amount Long-Term Fixed Income (56.9%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 173,632
2.400%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
$ 162,543
159,296
2.412%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
153,840
Flagstar Mortgage Trust
463,574
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
447,220
Genworth Mortgage Insurance
Corporation
725,000
1.999%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
720,939
GMAC Mortgage Corporation
Loan Trust
308,888
3.175%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
299,590
Government National Mortgage
Association
369,563
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
17,091
IndyMac IMJA Mortgage Loan
Trust
592,459
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 339,830
J.P. Morgan Mortgage Trust
579,390
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
531,490
77,452
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 81,254
354,456
2.830%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
301,334
Legacy Mortgage Asset Trust
913,539
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
902,181
Merrill Lynch Alternative Note
Asset Trust
279,796
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 158,848
Palmer Square Loan Funding, Ltd.
1,250,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
1,232,914
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,207,450
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
902,469
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
926,837
Radnor Re, Ltd.
1,700,000
3.157%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
1,673,556
Renaissance Home Equity Loan
Trust
1,136,653
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
552,783
Residential Accredit Loans, Inc.
Trust
397,770
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 374,686

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
$ 254,826
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 237,032
253,892
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 242,687
Residential Asset Securitization
Trust
329,763
1.888%,  1/25/2034, Ser.
2004-IP1, Class A1
b
330,074
931,563
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 936,129
Residential Funding Mortgage
Security I Trust
537,787
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 491,293
Sequoia Mortgage Trust
457,022
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
b
344,626
Silver Hill Trust
521,328
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,f
510,361
Starwood Mortgage Residential
Trust
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
1,175,717
Structured Adjustable Rate
Mortgage Loan Trust
179,700
2.804%,  7/25/2035, Ser.
2005-15, Class 4A1
b
164,886
Toorak Mortgage Corporation, Ltd.
1,206,071
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,196,379
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
913,151
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,108,848
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
752,273
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
212,049
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,191,350
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
264,713
Verus Securitization Trust
1,092,094
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,042,070
WaMu Mortgage Pass-Through
Certificates
183,500
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
182,847
Washington Mutual Mortgage
Pass-Through Certificates
290,681
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 279,209
ZH Trust
930,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
893,598
675,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
644,016
Total 34,536,130
Principal
Amount Long-Term Fixed Income (56.9%) Value
Commercial Mortgage-Backed Securities (0.8%)
BANK 2021-BNK36
$ 650,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 $ 607,722
BANK 2021-BNK37
900,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
846,841
BANK 2022-BNK39
1,275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,230,065
BANK 2022-BNK40
1,000,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,006,918
Barclays Commercial Mortgage
Securities, LLC
900,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
921,637
BBCMS Mortgage Trust
1,273,791
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
66,340
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
339,608
625,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 591,098
BFLD Trust
950,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
938,111
Total 6,548,340
Communications Services (2.4%)
Altice France SA
135,000 8.125%,  2/1/2027
f
139,203
100,000 5.500%,  1/15/2028
f
92,670
290,000 5.125%,  7/15/2029
f
259,912
441,000 5.500%,  10/15/2029
f
395,700
American Tower Corporation
96,000 3.375%,  5/15/2024 96,288
161,000 4.400%,  2/15/2026 165,247
96,000 1.450%,  9/15/2026 87,590
126,000 3.800%,  8/15/2029 125,387
AT&T, Inc.
190,000 4.450%,  4/1/2024 195,539
288,000 4.300%,  2/15/2030 304,294
Cable One, Inc., Convertible
486,000 1.125%,  3/15/2028
h
434,484
CCO Holdings, LLC
285,000 5.500%,  5/1/2026
f
289,001
460,000 5.125%,  5/1/2027
f
460,678
460,000 4.750%,  3/1/2030
f
441,710
329,000 4.750%,  2/1/2032
f
306,378
250,000 4.250%,  1/15/2034
f
217,124
Cengage Learning, Inc.
281,000 9.500%,  6/15/2024
f
280,297
Charter Communications
Operating, LLC
145,000 4.500%,  2/1/2024 148,311
104,000 4.908%,  7/23/2025 107,849
147,000 5.050%,  3/30/2029 155,647
Clear Channel Worldwide
Holdings, Inc.
350,000 7.750%,  4/15/2028
f
351,831
Comcast Corporation
97,000 2.350%,  1/15/2027 94,319
210,000 3.400%,  4/1/2030 212,740

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Communications Services (2.4%) - continued
Consolidated Communications,
Inc.
$ 242,000 5.000%,  10/1/2028
f
$ 208,263
Crown Castle International
Corporation
133,000 2.900%,  3/15/2027 128,580
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
f
524,102
224,000 4.125%,  12/1/2030
f
196,418
Cumulus Media New Holdings,
Inc.
260,000 6.750%,  7/1/2026
f,h
260,062
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
f
104,526
DIRECTV Holdings, LLC
350,000 5.875%,  8/15/2027
f
344,313
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 114,254
DISH DBS Corporation
136,000 5.250%,  12/1/2026
f
129,540
101,000 7.375%,  7/1/2028 95,698
184,000 5.750%,  12/1/2028
f
174,110
Entercom Media Corporation
423,000 6.500%,  5/1/2027
f
396,884
Fox Corporation
97,000 4.709%,  1/25/2029 103,556
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
319,843
GCI, LLC
290,000 4.750%,  10/15/2028
f
283,115
Gray Escrow II, Inc.
706,000 5.375%,  11/15/2031
f
675,088
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
250,763
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 155,489
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
f
276,950
Iliad Holding SASU
140,000 6.500%,  10/15/2026
f
140,378
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
231,143
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
f
451,838
285,000 4.250%,  7/1/2028
f
261,632
Lions Gate Capital Holdings, LLC
111,000 5.500%,  4/15/2029
f
106,976
Magallanes, Inc.
87,000 3.638%,  3/15/2025
f
87,529
136,000 4.054%,  3/15/2029
f
136,675
89,000 4.279%,  3/15/2032
f
89,396
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
155,920
Netflix, Inc.
111,000 5.875%,  2/15/2025 118,359
192,000 5.875%,  11/15/2028 211,642
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
f
404,880
Principal
Amount Long-Term Fixed Income (56.9%) Value
Communications Services (2.4%) - continued
NTT Finance Corporation
$ 117,000 1.162%,  4/3/2026
f
$ 107,873
Omnicom Group, Inc.
147,000 4.200%,  6/1/2030
h
153,465
Paramount Global
125,000 6.375%,  3/30/2062
b
126,188
179,000 4.750%,  5/15/2025 185,965
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
f
146,572
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
48,979
S&P Global, Inc.
90,000 2.900%,  3/1/2032
f
87,251
Scripps Escrow II, Inc.
150,000 5.375%,  1/15/2031
f
143,625
Scripps Escrow, Inc.
185,000 5.875%,  7/15/2027
f
185,141
Sinclair Television Group, Inc.
474,000 5.500%,  3/1/2030
f
410,228
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
374,063
200,000 4.000%,  7/15/2028
f
190,000
Sprint Capital Corporation
464,000 6.875%,  11/15/2028 537,632
295,000 8.750%,  3/15/2032 397,365
Sprint Corporation
960,000 7.625%,  2/15/2025 1,046,400
TEGNA, Inc.
278,000 4.625%,  3/15/2028 276,532
Telesat Canada
150,000 4.875%,  6/1/2027
f
109,284
55,000 6.500%,  10/15/2027
f
26,923
Terrier Media Buyer, Inc.
210,000 8.875%,  12/15/2027
f
213,675
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 113,748
160,000 3.875%,  4/15/2030 160,614
40,000 2.875%,  2/15/2031 36,037
United States Cellular Corporation
250,000 6.700%,  12/15/2033 274,845
Uniti Fiber Holdings, Inc.,
Convertible
133,000 4.000%,  6/15/2024
f
177,850
Uniti Group, LP
90,000 4.750%,  4/15/2028
f
84,938
VeriSign, Inc.
210,000 4.750%,  7/15/2027 214,547
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 150,064
147,000 3.150%,  3/22/2030 144,571
98,000 2.550%,  3/21/2031 91,047
194,000 2.355%,  3/15/2032
f
175,224
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
242,928
VTR Finance NV
190,000 6.375%,  7/15/2028
f
184,064
VZ Secured Financing BV
398,000 5.000%,  1/15/2032
f
372,130
Walt Disney Company
80,000 3.800%,  3/22/2030 83,140

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Communications Services (2.4%) - continued
Zayo Group Holdings, Inc.
$ 172,000 4.000%,  3/1/2027
f
$ 158,280
Total 19,931,309
Consumer Cyclical (3.6%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
f
422,400
Allen Media, LLC
261,000 10.500%,  2/15/2028
f
257,158
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
f
151,774
410,000 4.625%,  6/1/2028
f
387,409
135,000 6.000%,  6/1/2029
f
119,092
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
f
371,931
Amazon.com, Inc.
195,000 1.650%,  5/12/2028 181,347
98,000 1.500%,  6/3/2030 87,691
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027 474,610
Arko Corporation
185,000 5.125%,  11/15/2029
f
168,350
Ashton Woods USA, LLC
180,000 4.625%,  8/1/2029
f
158,729
BellRing Brands, Inc.
316,000 7.000%,  3/15/2030
f
322,715
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 85,793
Bloomin' Brands, Inc., Convertible
149,000 5.000%,  5/1/2025 300,309
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
260,212
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
f
201,600
Brookfield Property REIT, Inc.
158,000 5.750%,  5/15/2026
f
156,567
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
f
283,929
310,000 5.000%,  6/15/2029
f
281,483
Burlington Stores, Inc., Convertible
357,000 2.250%,  4/15/2025 407,649
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
439,819
145,000 8.125%,  7/1/2027
f
155,361
298,000 4.625%,  10/15/2029
f
278,630
Carnival Corporation
57,000 10.500%,  2/1/2026
f
63,379
499,000 7.625%,  3/1/2026
f
502,258
410,000 5.750%,  3/1/2027
f
391,003
185,000 6.000%,  5/1/2029
f
174,333
Cedar Fair, LP
125,000 5.375%,  4/15/2027 123,750
475,000 5.250%,  7/15/2029 467,885
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
179,450
Cinemark USA, Inc.
320,000 5.875%,  3/15/2026
f
310,400
Clarios Global, LP
140,000 8.500%,  5/15/2027
f
145,250
Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Cyclical (3.6%) - continued
Cushman & Wakefield US
Borrower, LLC
$ 144,000 6.750%,  5/15/2028
f
$ 150,480
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 54,334
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
139,592
Dana, Inc.
305,000 5.625%,  6/15/2028 308,203
Darden Restaurants, Inc.
166,000 3.850%,  5/1/2027 168,314
Dick's Sporting Goods, Inc.,
Convertible
189,000 3.250%,  4/15/2025 588,144
Empire Communities Corporation
290,000 7.000%,  12/15/2025
f
286,520
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 152,696
146,000 3.250%,  2/15/2030 138,974
Expedia Group, Inc., Convertible
297,000 Zero Coupon,  2/15/2026
h
361,241
Ford Motor Company
166,000 3.250%,  2/12/2032 148,260
Ford Motor Company, Convertible
839,000 Zero Coupon,  3/15/2026 991,698
Ford Motor Credit Company, LLC
375,000 4.063%,  11/1/2024 373,871
290,000 2.300%,  2/10/2025 275,273
720,000 4.134%,  8/4/2025 719,190
480,000 2.700%,  8/10/2026 446,405
168,000 2.900%,  2/10/2029 149,641
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
172,513
Gap, Inc.
89,000 3.625%,  10/1/2029
f
79,299
General Motors Company
111,000 6.125%,  10/1/2025 119,161
147,000 6.800%,  10/1/2027 165,925
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 236,615
83,000 1.200%,  10/15/2024 78,791
43,000 2.900%,  2/26/2025 42,001
111,000 2.750%,  6/20/2025 107,810
196,000 5.700%,  9/30/2030
b,i
205,349
97,000 2.700%,  6/10/2031 85,411
GLP Capital, LP
94,000 3.250%,  1/15/2032 85,286
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
f
172,339
135,000 5.250%,  7/15/2031
f
124,835
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
90,808
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f
258,471
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
263,640
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 493,884

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Cyclical (3.6%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC
$ 365,000 5.000%,  6/1/2029
f
$ 348,318
Home Depot, Inc.
137,000 3.250%,  4/15/2032 137,054
Hyundai Capital America
78,000 1.800%,  10/15/2025
f
72,850
147,000 3.000%,  2/10/2027
f
140,393
94,000 2.100%,  9/15/2028
f
82,839
International Game Technology plc
347,000 5.250%,  1/15/2029
f
346,133
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
158,787
KB Home
240,000 4.800%,  11/15/2029 231,662
Kohl's Corporation
147,000 3.375%,  5/1/2031
h
141,866
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
441,000
100,000 6.875%,  11/1/2035 103,000
Lennar Corporation
58,000 5.875%,  11/15/2024 61,107
110,000 4.750%,  5/30/2025 113,917
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 147,854
168,000 4.500%,  4/15/2030 179,774
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f
269,325
137,000 6.125%,  3/15/2032
f
135,288
Magic MergerCo, Inc.
189,000 5.250%,  5/1/2028
f
173,521
Marriott International, Inc.
223,000 3.750%,  10/1/2025 222,505
146,000 4.625%,  6/15/2030 151,211
Mastercard, Inc.
90,000 2.000%,  11/18/2031 82,049
Mattamy Group Corporation
430,000 5.250%,  12/15/2027
f
424,449
McDonald's Corporation
254,000 3.800%,  4/1/2028 261,337
MGM Resorts International
575,000 5.750%,  6/15/2025 589,387
NCL Corporation, Ltd.
118,000 5.875%,  2/15/2027
f
116,230
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
115,741
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 129,916
Penn National Gaming, Inc.
270,000 4.125%,  7/1/2029
f
241,704
PetSmart, Inc.
370,000 4.750%,  2/15/2028
f
357,570
260,000 7.750%,  2/15/2029
f
268,450
Prime Security Services Borrower,
LLC
650,000 5.750%,  4/15/2026
f
663,114
Procter & Gamble Company
81,000 1.200%,  10/29/2030 70,544
Real Hero Merger Sub 2, Inc.
210,000 6.250%,  2/1/2029
f
191,337
Realogy Group, LLC
350,000 5.750%,  1/15/2029
f
329,875
Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Cyclical (3.6%) - continued
Rite Aid Corporation
$ 139,000 7.500%,  7/1/2025
f
$ 129,640
Ross Stores, Inc.
98,000 1.875%,  4/15/2031 85,203
Royal Caribbean Cruises, Ltd.
442,000 9.125%,  6/15/2023
f
460,233
370,000 4.250%,  7/1/2026
f
344,170
84,000 5.375%,  7/15/2027
f
80,706
150,000 5.500%,  4/1/2028
f
142,997
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
366,625
33,000 6.625%,  3/1/2030
f
32,531
SeaWorld Parks and
Entertainment, Inc.
115,000 5.250%,  8/15/2029
f
109,680
Service Properties Trust
224,000 7.500%,  9/15/2025 234,987
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
f
198,313
Staples, Inc.
224,000 7.500%,  4/15/2026
f
217,528
203,000 10.750%,  4/15/2027
f
180,670
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
197,575
Tapestry, Inc.
92,000 3.050%,  3/15/2032 83,607
Target Corporation
98,000 2.350%,  2/15/2030 93,618
Tenneco, Inc.
335,000 5.000%,  7/15/2026
h
329,556
Toll Brothers Finance Corporation
146,000 4.350%,  2/15/2028 146,684
Toyota Motor Credit Corporation
128,000 1.900%,  4/6/2028 118,801
Travel + Leisure Company
250,000 6.625%,  7/31/2026
f
260,625
TripAdvisor, Inc., Convertible
112,000 0.250%,  4/1/2026
f
94,528
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
f,h
217,127
Vail Resorts, Inc., Convertible
166,000 Zero Coupon,  1/1/2026 160,769
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
203,725
56,000 3.350%,  5/13/2025
f
55,824
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
268,200
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
144,375
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
382,444
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
f
200,699
Total 29,588,787
Consumer Non-Cyclical (2.9%)
AbbVie, Inc.
107,000 2.800%,  3/15/2023 107,369
457,000 3.600%,  5/14/2025 463,001
195,000 3.200%,  11/21/2029 192,681
Agilent Technologies, Inc.
98,000 2.300%,  3/12/2031 88,530

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Non-Cyclical (2.9%) - continued
Albertson's Companies, Inc.
$ 397,000 3.500%,  3/15/2029
f
$ 358,281
Altria Group, Inc.
119,000 4.400%,  2/14/2026 123,091
98,000 4.800%,  2/14/2029 102,735
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 189,617
195,000 4.750%,  1/23/2029 211,414
Anthem, Inc.
147,000 2.550%,  3/15/2031 137,317
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 179,678
AstraZeneca plc
194,000 0.700%,  4/8/2026 177,278
BAT Capital Corporation
89,000 3.222%,  8/15/2024 88,967
BAT International Finance plc
111,000 1.668%,  3/25/2026 101,854
Bausch Health Companies, Inc.
798,000 5.000%,  1/30/2028
f
657,209
521,000 5.000%,  2/15/2029
f
405,862
Baxter International, Inc.
92,000 2.539%,  2/1/2032
f
84,009
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 139,863
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 130,858
Boston Scientific Corporation
52,000 3.450%,  3/1/2024 52,613
Bristol-Myers Squibb Company
135,000 2.950%,  3/15/2032 132,060
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 180,308
Cargill, Inc.
94,000 2.125%,  11/10/2031
f
84,940
Centene Corporation
290,000 4.250%,  12/15/2027 291,087
165,000 4.625%,  12/15/2029 166,335
805,000 3.000%,  10/15/2030 739,368
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 315,875
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
f
142,581
200,000 6.000%,  1/15/2029
f
202,089
513,000 6.875%,  4/15/2029
f
504,022
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 121,248
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 188,296
Coty, Inc.
221,000 5.000%,  4/15/2026
f
215,199
CVS Health Corporation
77,000 4.100%,  3/25/2025 78,912
77,000 4.300%,  3/25/2028 80,548
DaVita, Inc.
470,000 4.625%,  6/1/2030
f
438,886
Diageo Capital plc
79,000 1.375%,  9/29/2025 74,812
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
199,000
Embecta Corporation
91,000 6.750%,  2/15/2030
f
91,227
Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Non-Cyclical (2.9%) - continued
Encompass Health Corporation
$ 445,000 4.500%,  2/1/2028 $ 436,100
Endo Finance, LLC
135,000 9.500%,  7/31/2027
f
118,462
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
293,287
Estee Lauder Companies, Inc.
81,000 1.950%,  3/15/2031 73,481
General Mills, Inc.
80,000 4.200%,  4/17/2028 83,532
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 145,551
HCA, Inc.
1,045,000 5.375%,  2/1/2025 1,087,323
184,000 5.875%,  2/1/2029 201,149
HFC Prestige Products, Inc.
348,000 4.750%,  1/15/2029
f
324,724
HLF Financing SARL, LLC
506,000 4.875%,  6/1/2029
f
443,848
Humana, Inc.
97,000 2.150%,  2/3/2032 84,989
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
104,023
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024 106,684
Jazz Investments I, Ltd.,
Convertible
559,000 2.000%,  6/15/2026 677,743
JBS Finance Luxembourg SARL
143,000 2.500%,  1/15/2027
f
132,813
114,000 3.625%,  1/15/2032
f
104,311
JBS USA, LLC
75,000 6.500%,  4/15/2029
f
79,500
430,000 5.500%,  1/15/2030
f
439,580
Kraft Foods Group, Inc.
318,000 5.000%,  6/4/2042 339,656
Kraft Heinz Foods Company
230,000 3.875%,  5/15/2027 233,794
592,000 3.750%,  4/1/2030 589,460
Kroger Company
80,000 4.500%,  1/15/2029 85,177
Mattel, Inc.
647,000 3.375%,  4/1/2026
f
633,468
McKesson Corporation
111,000 0.900%,  12/3/2025 101,918
95,000 1.300%,  8/15/2026 87,216
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
f
346,367
Mozart Debt Merger Sub, Inc.
387,000 3.875%,  4/1/2029
f
357,975
372,000 5.250%,  10/1/2029
f
345,837
Mylan, Inc.
73,000 4.200%,  11/29/2023 74,188
Newell Brands, Inc.
230,000 4.700%,  4/1/2026
g
231,438
Ortho-Clinical Diagnostics, Inc.
210,000 7.250%,  2/1/2028
f
216,300
Owens & Minor, Inc.
197,000 6.625%,  4/1/2030
f
202,715
Par Pharmaceutical, Inc.
300,000 7.500%,  4/1/2027
f
279,945

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Consumer Non-Cyclical (2.9%) - continued
PepsiCo, Inc.
$ 183,000 1.950%,  10/21/2031 $ 167,035
Philip Morris International, Inc.
140,000 1.500%,  5/1/2025 133,446
Pilgrim's Pride Corporation
267,000 3.500%,  3/1/2032
f
233,087
Post Holdings, Inc.
106,000 5.500%,  12/15/2029
f
101,991
229,000 4.500%,  9/15/2031
f
202,892
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,f,i
245,700
Roche Holdings, Inc.
136,000 2.076%,  12/13/2031
f
125,144
Royalty Pharma plc
222,000 1.200%,  9/2/2025 204,211
Scotts Miracle-Gro Company
415,000 4.500%,  10/15/2029 389,063
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
400,000
Simmons Foods, Inc.
472,000 4.625%,  3/1/2029
f
442,500
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
225,773
150,000 5.500%,  7/15/2030
f
144,000
Stryker Corporation
159,000 3.650%,  3/7/2028 161,664
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
286,363
Sysco Corporation
84,000 5.950%,  4/1/2030 97,438
Takeda Pharmaceutical Company,
Ltd.
180,000 2.050%,  3/31/2030 162,474
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 99,426
805,000 5.125%,  11/1/2027
f
808,788
140,000 6.125%,  10/1/2028
f
142,275
Teva Pharmaceutical Finance
Netherlands III BV
220,000 3.150%,  10/1/2026 199,186
Thermo Fisher Scientific, Inc.
97,000 1.750%,  10/15/2028 88,618
TreeHouse Foods, Inc.
142,000 4.000%,  9/1/2028 120,235
United Natural Foods, Inc.
189,000 6.750%,  10/15/2028
f
193,725
UnitedHealth Group, Inc.
245,000 3.850%,  6/15/2028 254,979
Universal Health Services, Inc.
145,000 1.650%,  9/1/2026
f
133,009
49,000 2.650%,  1/15/2032
f
44,036
Valeant Pharmaceuticals
International, Inc.
131,000 8.500%,  1/31/2027
f,h
130,642
Winnebago Industries, Inc.,
Convertible
240,000 1.500%,  4/1/2025 261,720
Zoetis, Inc.
109,000 3.250%,  2/1/2023 109,753
216,000 3.900%,  8/20/2028 221,713
Total 23,832,460
Principal
Amount Long-Term Fixed Income (56.9%) Value
Energy (2.5%)
Antero Resources Corporation
$ 325,000 5.375%,  3/1/2030
f
$ 331,906
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
f
335,101
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 246,781
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,i
240,600
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 273,627
Callon Petroleum Company
225,000 8.250%,  7/15/2025 227,250
Canadian Natural Resources, Ltd.
210,000 2.050%,  7/15/2025 201,361
Cenovus Energy, Inc.
314,000 5.375%,  7/15/2025 331,105
Cheniere Corpus Christi Holdings,
LLC
156,000 5.875%,  3/31/2025 164,647
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 97,485
207,000 3.250%,  1/31/2032
f
188,223
Cheniere Energy, Inc.
303,000 4.625%,  10/15/2028 304,015
Chesapeake Energy Corporation
185,000 6.750%,  4/15/2029
f
195,940
CNX Resources Corporation
175,000 6.000%,  1/15/2029
f
176,750
CNX Resources Corporation,
Convertible
408,000 2.250%,  5/1/2026 706,452
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
226,619
Continental Resources, Inc.
147,000 4.375%,  1/15/2028 149,029
90,000 5.750%,  1/15/2031
f
98,442
Coterra Energy, Inc.
145,000 4.375%,  6/1/2024
f
147,914
CQP Holdco, LP
217,000 5.500%,  6/15/2031
f
213,181
Devon Energy Corporation
163,000 4.500%,  1/15/2030 168,205
Diamondback Energy, Inc.
49,000 3.125%,  3/24/2031 46,798
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
263,671
90,000 4.375%,  6/15/2031
f
86,175
Enbridge, Inc.
110,000 2.150%,  2/16/2024 108,577
98,000 3.700%,  7/15/2027 99,278
387,000 6.250%,  3/1/2078
b
400,615
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
f
217,087
Energy Transfer, LP
90,000 4.200%,  9/15/2023 91,186
271,000 5.875%,  1/15/2024 282,331
147,000 3.750%,  5/15/2030 144,613
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 310,000
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 100,868

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Energy (2.5%) - continued
$ 430,000 4.875%,  8/16/2077
b
$ 384,703
EQT Corporation
90,000 3.125%,  5/15/2026
f
87,414
272,000 3.900%,  10/1/2027 271,213
EQT Corporation, Convertible
207,000 1.750%,  5/1/2026 490,590
Equinor ASA
70,000 2.875%,  4/6/2025 70,007
Exxon Mobil Corporation
26,000 2.992%,  3/19/2025 26,116
Ferrellgas, LP
196,000 5.375%,  4/1/2026
f
185,075
Genesis Energy, LP
150,000 6.500%,  10/1/2025 147,945
90,000 8.000%,  1/15/2027 92,583
Halliburton Company
98,000 2.920%,  3/1/2030 94,737
Harvest Midstream, LP
453,000 7.500%,  9/1/2028
f
462,685
Hess Corporation
74,000 3.500%,  7/15/2024 74,459
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
256,487
Hilcorp Energy I, LP
300,000 5.750%,  2/1/2029
f
300,180
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
244,786
Kinder Morgan Energy Partners,
LP
145,000 3.450%,  2/15/2023 146,016
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
f,h
452,831
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 101,028
Marathon Petroleum Corporation
238,000 4.700%,  5/1/2025 247,323
MPLX, LP
180,000 6.875%,  2/15/2023
b,i
176,400
243,000 1.750%,  3/1/2026 227,698
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 284,900
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
350,000
National Fuel Gas Company
195,000 5.500%,  1/15/2026 206,467
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
200,000 7.500%,  2/1/2026
f
196,738
NGL Energy Partners, LP
101,000 7.500%,  11/1/2023 96,708
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 366,750
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
f
235,750
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 112,453
200,000 6.450%,  9/15/2036 234,937
ONEOK, Inc.
146,000 2.200%,  9/15/2025 139,808
Ovintiv Exploration, Inc.
172,000 5.625%,  7/1/2024 180,834
97,000 5.375%,  1/1/2026 102,816
Principal
Amount Long-Term Fixed Income (56.9%) Value
Energy (2.5%) - continued
PBF Holding Company, LLC
$ 145,000 9.250%,  5/15/2025
f
$ 149,382
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 106,375
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 441,657
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,i
93,280
206,000 4.650%,  10/15/2025 211,647
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
233,450
Range Resources Corporation
338,000 4.750%,  2/15/2030
f,h
335,695
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 150,952
Schlumberger Finance Canada,
Ltd.
70,000 1.400%,  9/17/2025 66,410
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
62,876
SM Energy Company
226,000 6.625%,  1/15/2027
h
231,686
135,000 6.500%,  7/15/2028
h
139,311
Southwestern Energy Company
185,000 5.375%,  2/1/2029 187,313
204,000 5.375%,  3/15/2030 207,307
135,000 4.750%,  2/1/2032 134,831
Summit Midstream Holdings, LLC
260,000 8.500%,  10/15/2026
f
247,918
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 111,245
Sunoco, LP
370,000 5.875%,  3/15/2028 373,700
Tallgrass Energy Finance
Corporation
464,000 5.500%,  1/15/2028
f
448,920
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 235,330
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
192,850
Transocean Proteus, Ltd.
90,000 6.250%,  12/1/2024
f
89,325
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
185,850
USA Compression Partners, LP
264,000 6.875%,  4/1/2026 266,376
Valero Energy Corporation
185,000 2.800%,  12/1/2031 170,746
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
265,391
160,000 4.125%,  8/15/2031
f
156,984
W&T Offshore, Inc.
116,000 9.750%,  11/1/2023
f
115,420
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
301,559
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 110,000
Western Midstream Operating, LP
365,000 3.950%,  6/1/2025 367,223

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Energy (2.5%) - continued
$ 160,000 5.500%,  8/15/2048 $ 158,000
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 90,239
Total 20,863,517
Financials (7.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 88,549
150,000 6.500%,  7/15/2025 158,840
254,000 3.000%,  10/29/2028 234,236
Air Lease Corporation
220,000 4.650%,  6/15/2026
b,i
197,450
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,i
187,575
98,000 2.850%,  1/26/2028
f
88,034
Alliant Holdings Intermediate, LLC
148,000 6.750%,  10/15/2027
f
146,215
Ally Financial, Inc.
408,000 5.750%,  11/20/2025 429,054
440,000 4.700%,  5/15/2026
b,i
414,176
98,000 8.000%,  11/1/2031 122,924
Altice Financing SA
130,000 5.750%,  8/15/2029
f
118,181
American Express Company
113,000 3.400%,  2/22/2024 114,539
190,000 3.550%,  9/15/2026
b,i
173,147
135,000 2.550%,  3/4/2027 131,264
American Finance Trust, Inc.
223,000 4.500%,  9/30/2028
f
200,727
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031 85,631
American International Group, Inc.
145,000 4.200%,  4/1/2028 150,491
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
172,804
Ares Capital Corporation
57,000 4.250%,  3/1/2025 56,971
226,000 3.875%,  1/15/2026 221,701
Ares Capital Corporation,
Convertible
192,000 4.625%,  3/1/2024 216,786
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
207,972
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
f
154,387
96,000 4.875%,  10/1/2025
f
97,375
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
192,300
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
b,h,i
213,846
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
69,917
Banco Santander SA
165,000 4.750%,  11/12/2026
b,i
152,130
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
200,505
328,000 3.550%,  3/5/2024
b
329,873
244,000 4.200%,  8/26/2024 249,930
800,000 6.250%,  9/5/2024
b,i
826,960
113,000 3.458%,  3/15/2025
b
113,682
Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
$ 240,000 6.100%,  3/17/2025
b,i
$ 250,333
279,000 1.319%,  6/19/2026
b
261,471
230,000 4.375%,  1/27/2027
b,i
216,154
145,000 1.734%,  7/22/2027
b
134,659
480,000 5.875%,  3/15/2028
b,i
484,704
294,000 3.593%,  7/21/2028
b
294,512
392,000 3.974%,  2/7/2030
b
398,327
196,000 2.687%,  4/22/2032
b
180,249
144,000 2.572%,  10/20/2032
b
130,848
179,000 2.972%,  2/4/2033
b
167,722
92,000 3.846%,  3/8/2037
b
88,101
Bank of Montreal
92,000 3.088%,  1/10/2037
b
83,598
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
122,880
120,000 3.400%,  1/29/2028 121,671
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,i
360,000
98,000 1.050%,  3/2/2026 89,899
Barclays plc
283,000 4.338%,  5/16/2024
b
287,326
195,000 8.000%,  6/15/2024
b,i
206,018
111,000 4.375%,  9/11/2024 112,454
134,000 2.852%,  5/7/2026
b
130,150
200,000 4.375%,  3/15/2028
b,i
176,150
145,000 4.972%,  5/16/2029
b
151,683
Berkshire Hathaway Finance
Corporation
90,000 2.875%,  3/15/2032 87,264
Blackstone Private Credit Fund
139,000 4.000%,  1/15/2029
f
128,689
BNP Paribas SA
175,000 6.625%,  3/25/2024
b,f,i
180,775
141,000 2.819%,  11/19/2025
b,f
137,667
122,000 3.132%,  1/20/2033
b,f
112,908
Boston Properties, LP
98,000 2.550%,  4/1/2032 88,381
BPCE SA
114,000 2.375%,  1/14/2025
f
109,817
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 145,205
Canadian Imperial Bank of
Commerce
90,000 3.600%,  4/7/2032
e
89,574
CANPACK SA
390,000 3.125%,  11/1/2025
f
357,825
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 166,242
171,000 2.280%,  1/28/2026
b
165,913
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,i
102,311
135,000 3.273%,  3/1/2030
b
130,350
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
f
209,345
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
453,200
440,000 4.000%,  6/1/2026
b,i
421,300
126,000 2.000%,  3/20/2028 117,931
91,000 2.900%,  3/3/2032 87,615
Chobani, LLC
161,000 7.500%,  4/15/2025
f
155,655
285,000 4.625%,  11/15/2028
f
262,912

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
Citigroup, Inc.
$ 480,000 5.950%,  1/30/2023
b,i
$ 485,088
286,000 5.000%,  9/12/2024
b,i
283,140
141,000 3.352%,  4/24/2025
b
141,335
91,000 5.950%,  5/15/2025
b,i
92,756
274,000 5.500%,  9/13/2025 292,561
230,000 4.000%,  12/10/2025
b,i
220,800
575,000 3.875%,  2/18/2026
b,i
541,937
180,000 4.150%,  11/15/2026
b,i
168,637
338,000 1.122%,  1/28/2027
b
310,078
194,000 1.462%,  6/9/2027
b
178,167
172,000 3.070%,  2/24/2028
b
167,521
391,000 4.075%,  4/23/2029
b
398,500
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
188,087
CNA Financial Corporation
126,000 3.950%,  5/15/2024 127,957
Coinbase Global, Inc.
148,000 3.625%,  10/1/2031
f
126,170
Coinbase Global, Inc., Convertible
669,000 0.500%,  6/1/2026
f
622,839
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
124,500
Commerzbank AG
180,000 8.125%,  9/19/2023
f
190,125
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
104,077
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
103,600
Corebridge Financial, Inc.
90,000 3.850%,  4/5/2029
f
89,918
43,000 3.900%,  4/5/2032
f
42,936
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 182,935
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
f
311,113
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,i
217,936
200,000 4.750%,  3/23/2029
b,f,i
181,486
98,000 3.250%,  1/14/2030
f
92,950
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
f
164,000
110,000 7.500%,  12/11/2023
b,f,i
113,712
117,000 2.593%,  9/11/2025
b,f
113,023
110,000 7.250%,  9/12/2025
b,f,i
111,237
115,000 2.193%,  6/5/2026
b,f
107,994
96,000 3.869%,  1/12/2029
b,f
93,680
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,h,i
487,720
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
307,761
150,000 2.311%,  11/16/2027
b
137,462
136,000 3.742%,  1/7/2033
b
120,197
Discover Bank
196,000 4.682%,  8/9/2028
b
198,754
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
f
396,824
EPR Properties
143,000 3.600%,  11/15/2031 129,644
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 182,575
Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
Fifth Third Bancorp
$ 240,000 4.500%,  9/30/2025
b,h,i
$ 235,800
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 98,474
First Horizon Bank
146,000 5.750%,  5/1/2030 165,063
First Horizon National Corporation
134,000 3.550%,  5/26/2023 134,783
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 214,610
FNB Corporation
229,000 2.200%,  2/24/2023 227,633
Fortress Transportation and
Infrastructure Investors, LLC
200,000 6.500%,  10/1/2025
f
198,500
98,000 9.750%,  8/1/2027
f
102,387
130,000 5.500%,  5/1/2028
f
118,189
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 92,945
97,000 2.625%,  1/15/2027 88,830
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 511,308
Genworth Mortgage Holdings, Inc.
149,000 6.500%,  8/15/2025
f
153,716
Global Net Lease, Inc.
390,000 3.750%,  12/15/2027
f
358,791
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
219,178
623,000 5.500%,  8/10/2024
b,i
635,647
142,000 4.400%,  2/10/2025
b,i
134,900
111,000 3.500%,  4/1/2025 111,828
167,000 4.250%,  10/21/2025 171,049
166,000 0.855%,  2/12/2026
b
154,649
124,000 3.650%,  8/10/2026
b,i
113,460
188,000 4.125%,  11/10/2026
b,i
176,297
173,000 1.948%,  10/21/2027
b
160,777
92,000 2.640%,  2/24/2028
b
87,964
196,000 3.814%,  4/23/2029
b
197,421
98,000 3.800%,  3/15/2030 98,651
98,000 2.615%,  4/22/2032
b
89,068
97,000 2.383%,  7/21/2032
b
85,913
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 93,214
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
109,513
110,000 6.375%,  3/30/2025
b,i
113,814
141,000 2.633%,  11/7/2025
b
137,531
133,000 1.589%,  5/24/2027
b
121,392
200,000 2.251%,  11/22/2027
b
186,347
248,000 6.500%,  3/23/2028
b,i
252,340
273,000 4.583%,  6/19/2029
b
280,890
360,000 4.600%,  12/17/2030
b,i
321,300
117,000 2.804%,  5/24/2032
b
106,311
142,000 6.500%,  9/15/2037 172,908
HUB International, Ltd.
107,000 7.000%,  5/1/2026
f
108,236
184,000 5.625%,  12/1/2029
f
175,720
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,i
356,400
Icahn Enterprises, LP
280,000 4.750%,  9/15/2024 281,274
275,000 6.375%,  12/15/2025 277,062

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
$ 200,000 6.250%,  5/15/2026 $ 204,000
160,000 5.250%,  5/15/2027 157,028
ING Groep NV
200,000 1.726%,  4/1/2027
b
184,469
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 123,825
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
f
845,381
iStar, Inc.
355,000 4.250%,  8/1/2025 349,231
iStar, Inc., Convertible
250,000 3.125%,  9/15/2022 424,500
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,h,i
239,190
240,000 6.000%,  8/1/2023
b,i
243,000
240,000 6.750%,  2/1/2024
b,i
250,454
97,000 1.514%,  6/1/2024
b
95,688
682,000 5.000%,  8/1/2024
b,i
679,732
245,000 3.875%,  9/10/2024 250,258
283,000 4.023%,  12/5/2024
b
287,530
186,000 4.600%,  2/1/2025
b,i
179,257
111,000 2.083%,  4/22/2026
b
107,116
190,000 3.650%,  6/1/2026
b,i
177,650
277,000 1.045%,  11/19/2026
b
255,747
195,000 1.578%,  4/22/2027
b
181,619
178,000 2.947%,  2/24/2028
b
173,706
294,000 4.005%,  4/23/2029
b
300,586
97,000 2.069%,  6/1/2029
b
89,391
392,000 4.493%,  3/24/2031
b
415,496
92,000 2.963%,  1/25/2033
b
86,733
Jefferies Finance, LLC
315,000 5.000%,  8/15/2028
f
301,606
KeyBank NA
147,000 3.900%,  4/13/2029 149,207
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 199,170
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 107,640
Life Storage, LP
96,000 2.400%,  10/15/2031 84,603
Lincoln National Corporation
235,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
193,945
98,000 3.800%,  3/1/2028 99,104
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 228,436
100,000 7.500%,  6/27/2024
b,i
104,997
195,000 1.627%,  5/11/2027
b
178,806
277,000 3.369%,  12/14/2046
b
231,748
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
f
227,755
M&T Bank Corporation
180,000 3.500%,  9/1/2026
b,i
161,771
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
175,986
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 80,574
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,h,i
236,688
480,000 5.875%,  3/15/2028
b,i
480,533
Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
MGM Growth Properties Operating
Partnership, LP
$ 420,000 4.625%,  6/15/2025
f
$ 423,150
191,000 5.750%,  2/1/2027 201,744
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 202,367
Mitsubishi UFJ Financial Group,
Inc.
113,000 3.407%,  3/7/2024 114,157
134,000 1.412%,  7/17/2025 125,537
200,000 1.538%,  7/20/2027
b
183,574
147,000 3.741%,  3/7/2029 148,359
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
183,577
200,000 2.564%,  9/13/2031 174,801
Morgan Stanley
234,000 4.100%,  5/22/2023 238,195
111,000 0.560%,  11/10/2023
b
109,710
114,000 2.720%,  7/22/2025
b
112,857
192,000 1.164%,  10/21/2025
b
182,388
78,000 5.000%,  11/24/2025 82,221
226,000 2.188%,  4/28/2026
b
218,309
196,000 1.593%,  5/4/2027
b
182,100
193,000 1.512%,  7/20/2027
b
177,406
294,000 3.622%,  4/1/2031
b
292,471
92,000 2.943%,  1/21/2033
b
86,272
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 276,332
60,000 4.625%,  8/1/2029 59,400
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 90,137
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
f
201,485
NatWest Group plc
110,000 6.125%,  12/15/2022 112,631
26,000 6.100%,  6/10/2023 26,821
135,000 4.269%,  3/22/2025
b
136,566
98,000 4.892%,  5/18/2029
b
101,869
146,000 3.754%,  11/1/2029
b
144,843
180,000 4.600%,  6/28/2031
b,i
158,400
Navient Corporation
185,000 5.500%,  1/25/2023 187,313
62,000 6.750%,  6/25/2025 63,694
90,000 5.000%,  3/15/2027 85,725
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
493,800
363,000 3.400%,  1/23/2050
b,f
343,943
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 130,125
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 96,616
98,000 3.375%,  2/1/2031 89,777
OneMain Finance Corporation
684,000 6.875%,  3/15/2025 719,240
135,000 3.500%,  1/15/2027 124,875
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 94,529
OWL Rock Core Income
Corporation
136,000 4.700%,  2/8/2027
f
130,802
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
47,377

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
$ 147,000 3.750%,  6/17/2026
f
$ 140,520
Park Intermediate Holdings, LLC
100,000 4.875%,  5/15/2029
f
93,745
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 94,952
Pebblebrook Hotel Trust,
Convertible
261,000 1.750%,  12/15/2026 299,237
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
f
214,500
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
101,948
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
228,780
PNC Bank NA
98,000 2.700%,  10/22/2029 94,093
PNC Financial Services Group,
Inc.
180,000 3.400%,  9/15/2026
b,i
162,090
PRA Group, Inc.
146,000 7.375%,  9/1/2025
f
152,149
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
133,516
Provident Financing Trust I
112,000 7.405%,  3/15/2038 131,320
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
90,981
245,000 5.625%,  6/15/2043
b
246,531
589,000 5.200%,  3/15/2044
b
587,545
120,000 3.700%,  10/1/2050
b
109,968
Radian Group, Inc.
185,000 4.875%,  3/15/2027 185,925
Realty Income Corporation
96,000 4.875%,  6/1/2026 101,269
112,000 3.950%,  8/15/2027 115,053
Regions Financial Corporation
240,000 5.750%,  6/15/2025
b,i
249,900
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 165,794
Rocket Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
219,324
Royal Bank of Canada
69,000 0.750%,  10/7/2024 65,452
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 194,583
90,000 2.490%,  1/6/2028
b
83,970
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
181,965
147,000 3.823%,  11/3/2028
b
144,547
Service Properties Trust
226,000 4.650%,  3/15/2024 217,534
130,000 4.750%,  10/1/2026 118,950
61,000 4.950%,  2/15/2027 56,370
200,000 5.500%,  12/15/2027 192,900
Simon Property Group, LP
122,000 2.000%,  9/13/2024 119,745
159,000 2.650%,  7/15/2030 149,947
Societe Generale SA
141,000 2.625%,  10/16/2024
f
137,108
240,000 8.000%,  9/29/2025
b,f,i
259,236
133,000 1.488%,  12/14/2026
b,f
120,236
Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
Spirit Realty, LP
$ 218,000 2.100%,  3/15/2028 $ 197,370
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,f
165,427
133,000 0.991%,  1/12/2025
b,f
127,053
180,000 6.000%,  7/26/2025
b,f,i
185,625
131,000 2.608%,  1/12/2028
b,f
122,471
Starwood Property Trust, Inc.,
Convertible
203,000 4.375%,  4/1/2023 207,314
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,f
470,988
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 138,511
131,000 2.174%,  1/14/2027 123,806
147,000 3.544%,  1/17/2028 145,842
147,000 2.142%,  9/23/2030 128,885
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
102,867
Summit Hotel Properties, Inc.,
Convertible
176,000 1.500%,  2/15/2026 184,096
SVB Financial Group
330,000 4.000%,  5/15/2026
b,i
305,250
191,000 4.250%,  11/15/2026
b,i
176,675
Synchrony Financial
115,000 4.250%,  8/15/2024 116,604
195,000 3.700%,  8/4/2026 193,855
Truist Bank
99,000 2.250%,  3/11/2030 90,743
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,i
286,720
80,000 1.887%,  6/7/2029
b
72,714
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
54,300
UBS Group AG
92,000 1.364%,  1/30/2027
b,f
84,520
200,000 4.875%,  2/12/2027
b,f,i
192,940
UDR, Inc.
193,000 3.000%,  8/15/2031 183,154
United Wholesale Mortgage, LLC
285,000 5.500%,  4/15/2029
f
253,941
USB Realty Corporation
496,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
412,920
Ventas Realty, LP
110,000 3.750%,  5/1/2024 111,214
VICI Properties, LP
180,000 4.250%,  12/1/2026
f
179,244
110,000 3.750%,  2/15/2027
f
106,975
180,000 4.625%,  12/1/2029
f
179,550
Wells Fargo & Company
220,000 4.125%,  8/15/2023 224,900
233,000 2.406%,  10/30/2025
b
228,091
335,000 3.900%,  3/15/2026
b,i
321,114
169,000 2.188%,  4/30/2026
b
163,025
220,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
213,459
89,000 3.526%,  3/24/2028
b
88,821
196,000 3.584%,  5/22/2028
b
195,681
196,000 4.478%,  4/4/2031
b
207,544

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Financials (7.5%) - continued
Welltower, Inc.
$ 97,000 2.050%,  1/15/2029 $ 88,270
112,000 2.800%,  6/1/2031 104,376
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
144,893
Willis North America, Inc.
196,000 4.500%,  9/15/2028 201,397
Total 61,906,254
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
f
128,726
Total 128,726
Mortgage-Backed Securities (20.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,400,000 2.000%,  4/1/2037
e
10,100,594
14,225,000 2.000%,  5/1/2037
e
13,784,636
18,725,000 2.500%,  5/1/2037
e
18,453,795
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,945,689 2.000%,  3/1/2051 7,397,357
20,050,000 2.000%,  4/1/2052
e
18,611,256
1,950,000 2.500%,  4/1/2052
e
1,860,422
6,475,000 2.000%,  5/1/2052
e
5,998,522
39,525,000 2.500%,  5/1/2052
e
37,631,152
33,425,000 3.000%,  5/1/2049
e
32,617,362
26,300,000 3.500%,  5/1/2049
e
26,254,496
Total 172,709,592
Technology (1.6%)
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 210,240
533,000 0.375%,  9/1/2027 612,683
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 44,268
Apple, Inc.
250,000 2.200%,  9/11/2029 238,265
183,000 1.650%,  2/8/2031 164,690
Baidu, Inc.
137,000 3.075%,  4/7/2025 134,793
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
316,532
Block, Inc., Convertible
30,000 0.500%,  5/15/2023 54,375
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.125%,  1/15/2025 194,928
147,000 3.875%,  1/15/2027 147,983
Broadcom, Inc.
89,000 4.000%,  4/15/2029
c,e,f
88,956
195,000 5.000%,  4/15/2030 207,284
CommScope Technologies
Finance, LLC
328,000 6.000%,  6/15/2025
f
310,652
CommScope, Inc.
210,000 7.125%,  7/1/2028
f
189,709
Principal
Amount Long-Term Fixed Income (56.9%) Value
Technology (1.6%) - continued
Dell International, LLC
$ 56,000 5.450%,  6/15/2023 $ 57,688
147,000 5.850%,  7/15/2025 156,898
62,000 5.300%,  10/1/2029 67,533
Fiserv, Inc.
156,000 2.750%,  7/1/2024 155,520
196,000 4.200%,  10/1/2028 202,040
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
173,437
315,000 3.750%,  10/1/2030
f
295,706
Global Payments, Inc.
52,000 2.650%,  2/15/2025 50,881
98,000 3.200%,  8/15/2029 93,101
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 105,899
InterDigital, Inc., Convertible
94,000 2.000%,  6/1/2024 96,232
Intuit, Inc.
86,000 0.950%,  7/15/2025 80,599
Iron Mountain, Inc.
220,000 4.500%,  2/15/2031
f
203,172
Jabil, Inc.
98,000 1.700%,  4/15/2026 90,721
Lumentum Holdings, Inc.,
Convertible
360,000 0.250%,  3/15/2024 594,900
Marvell Technology, Inc.
112,000 4.200%,  6/22/2023 113,800
98,000 2.950%,  4/15/2031 90,586
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 325,945
Micron Technology, Inc.
183,000 4.975%,  2/6/2026 191,669
Minerva Merger Sub, Inc.
277,000 6.500%,  2/15/2030
f
268,725
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
252,508
NCR Corporation
622,000 6.125%,  9/1/2029
f
623,555
Nielsen Finance, LLC
40,000 4.500%,  7/15/2029
f
39,900
NortonLifeLock, Inc., Convertible
390,000 2.000%,  8/15/2022 513,825
NVIDIA Corporation
49,000 2.850%,  4/1/2030 48,210
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024
f
94,533
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025
f
54,278
98,000 4.300%,  6/18/2029
f
101,165
Open Text Corporation
320,000 4.125%,  2/15/2030
f
303,422
Oracle Corporation
245,000 2.500%,  4/1/2025 239,293
245,000 2.950%,  4/1/2030 226,028
Panasonic Corporation
163,000 2.536%,  7/19/2022
f
163,219
Progress Software Corporation,
Convertible
48,000 1.000%,  4/15/2026
f
47,712

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
Technology (1.6%) - continued
PTC, Inc.
$ 160,000 3.625%,  2/15/2025
f
$ 158,200
145,000 4.000%,  2/15/2028
f
141,269
Qorvo, Inc.
275,000 3.375%,  4/1/2031
f
250,071
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
238,604
Sabre GLBL, Inc., Convertible
34,000 4.000%,  4/15/2025 55,777
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031 87,826
Seagate HDD Cayman
460,000 3.125%,  7/15/2029 412,850
380,000 3.375%,  7/15/2031 337,864
Sensata Technologies, Inc.
455,000 3.750%,  2/15/2031
f
420,875
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
f
97,250
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
624,659
Switch, Ltd.
310,000 3.750%,  9/15/2028
f
300,621
Tencent Holdings, Ltd.
118,000 2.880%,  4/22/2031
f,h
107,780
Teradyne, Inc., Convertible
34,000 1.250%,  12/15/2023 126,328
Verint Systems, Inc., Convertible
140,000 0.250%,  4/15/2026
f
145,990
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
210,207
Viavi Solutions, Inc., Convertible
50,000 1.000%,  3/1/2024 64,844
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 284,942
VMware, Inc.
194,000 1.400%,  8/15/2026 178,102
123,000 2.200%,  8/15/2031 108,293
Ziff Davis, Inc., Convertible
380,000 1.750%,  11/1/2026
f
428,450
Total 13,818,860
Transportation (0.9%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
211,200
Air Canada
70,000 3.875%,  8/15/2026
f
66,062
Air Lease Corporation
114,000 2.300%,  2/1/2025 109,653
98,000 3.125%,  12/1/2030 90,603
Air Transport Services Group, Inc.,
Convertible
180,000 1.125%,  10/15/2024 213,309
American Airlines, Inc.
395,000 11.750%,  7/15/2025
f
461,158
654,000 5.500%,  4/20/2026
f
658,905
Aon Corporation/Aon Global
Holdings plc
92,000 2.600%,  12/2/2031 84,728
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
f,h
246,305
Principal
Amount Long-Term Fixed Income (56.9%) Value
Transportation (0.9%) - continued
Canadian Pacific Railway
Company
$ 185,000 1.750%,  12/2/2026 $ 174,265
92,000 2.450%,  12/2/2031 85,445
CSX Corporation
98,000 4.250%,  3/15/2029 103,926
Delta Air Lines, Inc.
117,000 7.000%,  5/1/2025
f
125,320
222,697 4.500%,  10/20/2025
f
223,991
50,000 7.375%,  1/15/2026 54,299
181,000 4.375%,  4/19/2028
h
173,593
Greenbrier Companies, Inc.,
Convertible
138,000 2.875%,  4/15/2028
f
159,346
Hawaiian Brand Intellectual
Property, Ltd.
56,000 5.750%,  1/20/2026
f
56,032
Hertz Corporation
184,000 4.625%,  12/1/2026
f
171,824
221,000 5.000%,  12/1/2029
f
200,005
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 70,265
JetBlue Airways Corporation,
Convertible
370,000 0.500%,  4/1/2026
f
344,262
Meritor, Inc., Convertible
386,000 3.250%,  10/15/2037 422,902
Mileage Plus Holdings, LLC
248,000 6.500%,  6/20/2027
f
258,540
NCL Corporation, Ltd.
362,000 3.625%,  12/15/2024
f
341,185
Penske Truck Leasing Company,
LP
111,000 1.200%,  11/15/2025
f
101,877
96,000 1.700%,  6/15/2026
f
89,077
Ryder System, Inc.
81,000 2.850%,  3/1/2027 78,544
Southwest Airlines Company
100,000 5.125%,  6/15/2027 106,904
98,000 2.625%,  2/10/2030 89,384
Southwest Airlines Company,
Convertible
484,000 1.250%,  5/1/2025 656,788
Union Pacific Corporation
104,000 3.750%,  7/15/2025 106,575
98,000 2.150%,  2/5/2027 94,137
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 70,456
United Airlines, Inc.
354,000 4.375%,  4/15/2026
f
348,221
183,000 4.625%,  4/15/2029
f
174,024
VistaJet Malta Finance plc
243,000 6.375%,  2/1/2030
f
228,630
Total 7,251,740
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
795,000 1.375%,  11/15/2031 729,412
U.S. Treasury Notes
2,490,000 0.125%,  2/28/2023 2,456,541
1,780,000 0.125%,  4/30/2023 1,748,572
2,070,000 0.125%,  2/15/2024 1,987,766
9,250,000 0.500%,  3/31/2025 8,714,150

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.9%) Value
U.S. Government & Agencies (2.3%) -
continued
$ 1,730,000 0.500%,  2/28/2026 $ 1,599,439
1,010,000 0.500%,  4/30/2027 916,102
1,360,000 1.125%,  2/29/2028 1,261,081
Total 19,413,063
Utilities (1.2%)
AES Corporation
156,000 3.950%,  7/15/2030
f
154,542
Algonquin Power & Utilities
Corporation
140,000 4.750%,  1/18/2082
b
130,536
Ameren Corporation
98,000 1.750%,  3/15/2028 89,595
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b
184,768
139,000 2.031%,  3/15/2024 136,593
98,000 2.300%,  3/1/2030 89,278
Berkshire Hathaway Energy
Company
110,000 4.050%,  4/15/2025 113,388
Calpine Corporation
450,000 4.500%,  2/15/2028
f
438,966
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 103,186
95,000 1.450%,  6/1/2026 88,046
146,000 2.650%,  6/1/2031 134,673
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 109,773
375,000 4.650%,  12/15/2024
b,i
371,250
165,000 4.350%,  1/15/2027
b,i
159,565
98,000 3.375%,  4/1/2030 96,679
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
159,545
110,000 4.875%,  9/16/2024
b,i
111,169
195,000 3.150%,  8/15/2027 192,871
98,000 2.450%,  6/1/2030 90,294
Edison International
118,000 4.950%,  4/15/2025 120,724
180,000 5.000%,  12/15/2026
b,i
168,930
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
183,579
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,i
206,388
Entergy Corporation
111,000 0.900%,  9/15/2025 101,790
97,000 1.900%,  6/15/2028 87,710
Evergy, Inc.
106,000 2.450%,  9/15/2024 104,006
Exelon Corporation
98,000 4.050%,  4/15/2030 101,159
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
158,170
FirstEnergy Corporation
163,000 3.350%,  7/15/2022 162,796
Georgia Power Company
72,000 2.100%,  7/30/2023 71,578
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
f
45,628
Principal
Amount Long-Term Fixed Income (56.9%) Value
Utilities (1.2%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 125,000 3.800%,  3/15/2082
b
$ 115,111
98,000 2.250%,  6/1/2030 89,705
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
415,275
NextEra Energy Partners, LP,
Convertible
529,000 Zero Coupon,  11/15/2025
f
598,491
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
215,600
98,000 2.950%,  9/1/2029 93,390
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
104,371
440,000 3.375%,  2/15/2029
f
391,120
135,000 5.250%,  6/15/2029
f
131,926
NRG Energy, Inc., Convertible
264,000 2.750%,  6/1/2048 289,341
PG&E Corporation
268,000 5.000%,  7/1/2028 259,049
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 83,819
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
241,200
120,000 3.400%,  2/1/2028 119,599
Southern Company
351,000 4.000%,  1/15/2051
b
339,593
317,000 3.750%,  9/15/2051
b
292,290
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 385,225
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
393,321
TransCanada Trust
468,000 5.875%,  8/15/2076
b
473,045
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
f
373,848
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 99,466
Total 9,971,960
Total Long-Term Fixed Income
(cost $481,695,635) 470,741,796
Shares Common Stock ( 15.5% ) Value
Communications Services (1.1%)
239 Alphabet, Inc., Class A
k
664,743
1,039 Alphabet, Inc., Class C
k
2,901,917
30,285 AT&T, Inc. 715,634
823 Charter Communications, Inc.
k
448,963
18,930 Comcast Corporation 886,303
7,546 Discovery, Inc., Class A
h,k
188,046
6,067 DISH Network Corporation
k
192,021
1,352 Electronic Arts, Inc. 171,041
3,937 Live Nation Entertainment, Inc.
k
463,149
919 Match Group, Inc.
k
99,932
674 Meta Platforms, Inc.
k
149,871
1,034 Paramount Global 39,095
14,861 QuinStreet, Inc.
k
172,388
128 RingCentral, Inc.
k
15,003
18,505 Twitter, Inc.
k
715,958
13,746 Verizon Communications, Inc. 700,221
665 Walt Disney Company
k
91,211

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Communications Services (1.1%) - continued
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,k
$ 77,121
Total 8,692,617
Consumer Discretionary (1.7%)
858 Amazon.com, Inc.
k
2,797,037
6,031 Aptiv plc
k
721,971
148 AutoZone, Inc.
k
302,598
1,568 Bloomin' Brands, Inc. 34,402
196 Booking Holdings, Inc.
k
460,296
2,657 Caesars Entertainment, Inc.
k
205,545
1,078 Carvana Company
k
128,595
4,978 Cedar Fair, LP
k
272,794
454 Chipotle Mexican Grill, Inc.
k
718,242
2,718 Cimpress plc
k
172,838
9,209 Clarus Corporation 209,781
16,835 Cooper-Standard Holdings, Inc.
k
147,643
2,277 D.R. Horton, Inc. 169,659
547 Emerald Holding, Inc.
k
1,860
15,493 Everi Holdings, Inc.
k
325,353
2,479 Expedia Group, Inc.
k
485,066
8,166 Ford Motor Company 138,087
4,718 General Motors Company
k
206,365
1,535 Grand Canyon Education, Inc.
k
149,064
6,187 Harley-Davidson, Inc. 243,768
1,385 Home Depot, Inc. 414,572
6,696 Leggett & Platt, Inc. 233,021
8,228 Libbey, Inc.
k
97,362
2,935 Lowe's Companies, Inc. 593,428
1,092 Lululemon Athletica, Inc.
k
398,831
5,456 Macy's, Inc. 132,908
996 McDonald's Corporation 246,291
4,785 Miller Industries, Inc. 134,746
636 Mohawk Industries, Inc.
k
78,991
1,351 NIKE, Inc. 181,790
106 NVR, Inc.
k
473,531
2,075 Penn National Gaming, Inc.
k
88,021
570 RH
k
185,871
2,335 Ross Stores, Inc. 211,224
559 Six Flags Entertainment
Corporation
k
24,316
2,806 Sleep Number Corporation
k
142,292
3,426 Sony Group Corporation ADR 351,884
6,439 Stoneridge, Inc.
k
133,674
873 Target Corporation 185,268
1,591 Tesla, Inc.
k
1,714,462
13,029 ThredUp, Inc.
k
100,323
2,101 Under Armour, Inc., Class C
k
32,692
495 Vail Resorts, Inc. 128,834
4,622 Zumiez, Inc.
k
176,607
Total 14,351,903
Consumer Staples (0.6%)
3,208 BJ's Wholesale Club Holdings,
Inc.
k
216,893
109 Coca-Cola Company 6,758
1,657 Colgate-Palmolive Company 125,650
838 Costco Wholesale Corporation 482,562
182 Estee Lauder Companies, Inc. 49,562
7,782 Hain Celestial Group, Inc.
k
267,701
1,767 John B. Sanfilippo & Son, Inc. 147,438
954 Kimberly-Clark Corporation 117,495
10,171 Lamb Weston Holdings, Inc. 609,345
2,979 Monster Beverage Corporation
k
238,022
83 PepsiCo, Inc. 13,893
Shares Common Stock (15.5%) Value
Consumer Staples (0.6%) - continued
6,173 Philip Morris International, Inc. $ 579,892
19,298 Primo Water Corporation 274,996
1,561 Procter & Gamble Company 238,521
2,853 Sysco Corporation 232,947
6,082 Turning Point Brands, Inc. 206,849
7,926 Walmart, Inc. 1,180,340
Total 4,988,864
Energy (0.7%)
7,979 BP plc ADR 234,583
1,324 CNX Resources Corporation
k
27,433
4,780 ConocoPhillips 478,000
20,132 Devon Energy Corporation 1,190,405
14,104 Enterprise Products Partners, LP 364,024
1,673 EOG Resources, Inc. 199,472
7,572 EQT Corporation 260,553
7,783 Exxon Mobil Corporation 642,798
8,102 Halliburton Company 306,823
5,730 Helmerich & Payne, Inc. 245,129
2,806 Marathon Petroleum Corporation 239,913
4,471 Pioneer Natural Resources
Company 1,117,884
6,685 Schlumberger, Ltd. 276,157
2,592 Valero Energy Corporation 263,192
Total 5,846,366
Financials (2.3%)
8,519 Air Lease Corporation 380,373
9,243 Ally Financial, Inc. 401,886
3,418 American Express Company 639,166
10,549 Arch Capital Group, Ltd.
k
510,783
1,520 Ares Capital Corporation 31,844
4,401 Assured Guaranty, Ltd. 280,168
17,632 Bank of America Corporation 726,791
94 Bank of Marin Bancorp 3,297
5,219 Bank of N.T. Butterfield & Son, Ltd. 187,258
1,095 Berkshire Hathaway, Inc.
k
386,436
5,400 BlackRock TCP Capital
Corporation 77,220
501 BlackRock, Inc. 382,849
6,058 Blackstone Mortgage Trust, Inc. 192,584
12,096 Bridgewater Bancshares, Inc.
k
201,761
263 Brighthouse Financial, Inc.
k
13,587
9,824 Byline Bancorp, Inc. 262,104
1,778 Capital One Financial Corporation 233,434
544 Central Pacific Financial
Corporation 15,178
12,043 Charles Schwab Corporation 1,015,345
2,311 Chubb, Ltd. 494,323
6,984 Citigroup, Inc. 372,946
766 Coinbase Global, Inc.
k
145,433
10,994 Columbia Banking System, Inc. 354,776
3,265 Comerica, Inc. 295,254
574 Community Trust Bancorp, Inc. 23,649
161 Customers Bancorp, Inc.
k
8,395
1,582 Discover Financial Services 174,321
813 East West Bancorp, Inc. 64,243
1,020 Ellington Residential Mortgage
REIT 10,292
5,365 Enterprise Financial Services
Corporation 253,818
16,714 Equitable Holdings, Inc. 516,630
178 FactSet Research Systems, Inc. 77,279
166 Financial Institutions, Inc. 5,002
130 First Mid-Illinois Bancshares, Inc. 5,004

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Financials (2.3%) - continued
132 Flushing Financial Corporation $ 2,950
2,313 FS KKR Capital Corporation 52,783
23 Fulton Financial Corporation 382
2,976 Glacier Bancorp, Inc. 149,633
3,944 Golub Capital BDC, Inc. 59,988
656 Great Southern Bancorp, Inc. 38,711
1,631 Hanmi Financial Corporation 40,139
440 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 20,869
8,997 Heartland Financial USA, Inc. 430,326
475 Hometrust Bancshares, Inc. 14,027
8,549 Hope Bancorp, Inc. 137,468
1,809 Houlihan Lokey, Inc. 158,830
251 Independent Bank Corporation 5,522
4,764 J.P. Morgan Chase & Company 649,428
1,975 Kinsale Capital Group, Inc. 450,339
7,729 KKR & Company, Inc. 451,915
1,771 M&T Bank Corporation 300,184
1,079 Marsh & McLennan Companies,
Inc. 183,883
2,623 MetLife, Inc. 184,344
1,408 MidWestOne Financial Group, Inc. 46,605
956 Moody's Corporation 322,564
5,410 Morgan Stanley 472,834
5,688 New York Community Bancorp,
Inc. 60,975
11 OceanFirst Financial Corporation 221
92 Peapack-Gladstone Financial
Corporation 3,197
388 Popular, Inc. 31,715
1,276 Primerica, Inc. 174,582
11,037 Radian Group, Inc. 245,132
5,698 Raymond James Financial, Inc. 626,267
1,545 S&P Global, Inc. 633,728
6,996 Seacoast Banking Corporation of
Florida 245,000
1,759 Selective Insurance Group, Inc. 157,184
1,497 Sixth Street Specialty Lending, Inc. 34,865
3,505 State Street Corporation 305,356
5,166 Synovus Financial Corporation 253,134
1,633 Texas Capital Bancshares, Inc.
k
93,587
3,749 Triumph Bancorp, Inc.
k
352,481
5,594 Truist Financial Corporation 317,180
283 TrustCo Bank Corporation NY 9,036
259 Washington Federal, Inc. 8,500
11,859 Wells Fargo & Company 574,687
7,369 Western Alliance Bancorp 610,301
8,890 Zions Bancorporation NA 582,828
620 Zurich Insurance Group AG 306,218
Total 18,543,327
Health Care (1.9%)
2,804 Abbott Laboratories 331,881
3,174 AbbVie, Inc. 514,537
1,585 Agilent Technologies, Inc. 209,743
442 Align Technology, Inc.
k
192,712
1,245 Amgen, Inc. 301,066
3,422 Anthem, Inc. 1,680,955
4,812 AstraZeneca plc ADR 319,228
1,977 Baxter International, Inc. 153,297
1,373 Becton, Dickinson and Company 365,218
1,017 Biogen, Inc.
k
214,180
1,581 Biohaven Pharmaceutical Holding
Company, Ltd.
k
187,459
674 Bio-Techne Corporation 291,869
Shares Common Stock (15.5%) Value
Health Care (1.9%) - continued
452 Boston Scientific Corporation
k
$ 20,019
168 Bristol-Myers Squibb Company 12,269
3,043 Centene Corporation
k
256,190
1,467 Cigna Holding Company 351,508
2,268 CVS Health Corporation 229,544
3,850 Danaher Corporation 1,129,320
4,993 Edwards Lifesciences Corporation
k
587,776
4,166 Gilead Sciences, Inc. 247,669
3,762 GlaxoSmithKline plc ADR 163,873
7,514 Halozyme Therapeutics, Inc.
k
299,658
1,413 HCA Healthcare, Inc. 354,126
169 Henry Schein, Inc.
k
14,735
2,419 Hologic, Inc.
k
185,828
186 Illumina, Inc.
k
64,988
894 Insulet Corporation
k
238,153
1,328 Intuitive Surgical, Inc.
k
400,631
16,007 Ionis Pharmaceuticals, Inc.
k
592,899
246 IQVIA Holding, Inc.
k
56,878
138 Jazz Pharmaceuticals, Inc.
k
21,482
5,564 Johnson & Johnson 986,108
10,380 Lantheus Holdings, Inc.
k
574,118
6,049 Medtronic plc 671,137
7,540 Merck & Company, Inc. 618,657
2,394 Novo Nordisk AS ADR 265,854
5,849 NuVasive, Inc.
k
331,638
4,469 Progyny, Inc.
k
229,707
1,686 Stryker Corporation 450,752
7,192 Syneos Health, Inc.
k
582,192
1,577 Teladoc Health, Inc.
k
113,749
208 Teleflex, Inc. 73,805
670 Thermo Fisher Scientific, Inc. 395,735
22,812 Viemed Healthcare, Inc.
k
113,604
1,724 Zimmer Biomet Holdings, Inc. 220,500
2,341 Zoetis, Inc. 441,489
Total 16,058,736
Industrials (1.9%)
2,480 3M Company 369,222
2,336 Advanced Drainage Systems, Inc. 277,540
2,811 Aerojet Rocketdyne Holdings, Inc.
k
110,613
2,257 AMETEK, Inc. 300,587
2,578 ASGN, Inc.
k
300,878
13,176 Badger Infrastructure Solutions,
Ltd. 331,574
1,426 Carlisle Companies, Inc. 350,682
132 Caterpillar, Inc. 29,412
416 Chart Industries, Inc.
k
71,456
5,801 Crane Company 628,132
13,296 CSX Corporation 497,935
2,437 Curtiss-Wright Corporation 365,940
212 Deere & Company 88,078
7,700 Delta Air Lines, Inc.
k
304,689
15,193 Dun & Bradstreet Holdings, Inc.
k
266,181
1,866 Emerson Electric Company 182,961
3,075 Forward Air Corporation 300,674
1,591 General Dynamics Corporation 383,717
73 Gorman-Rupp Company 2,619
4,838 Greenbrier Companies, Inc. 249,205
2,180 Helios Technologies, Inc. 174,945
1,521 Honeywell International, Inc. 295,956
9,004 Howmet Aerospace, Inc. 323,604
986 IDEX Corporation 189,046
606 Illinois Tool Works, Inc. 126,896
2,591 JetBlue Airways Corporation
k
38,736
4,487 Johnson Controls International plc 294,213

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Industrials (1.9%) - continued
3,494 Kaman Corporation $ 151,919
1,414 L3Harris Technologies, Inc. 351,337
2,178 Lincoln Electric Holdings, Inc. 300,150
562 Linde plc 179,520
523 Lockheed Martin Corporation 230,852
3,626 ManpowerGroup, Inc. 340,554
2,807 Meritor, Inc.
k
99,845
1,446 Middleby Corporation
k
237,057
9,654 NAPCO Security Technologies,
Inc.
k
198,100
1,116 Norfolk Southern Corporation 318,306
1,462 Old Dominion Freight Line, Inc. 436,670
1,122 Parker-Hannifin Corporation 318,379
1,638 Patrick Industries, Inc. 98,771
3,502 Quanta Services, Inc. 460,898
2,873 Raytheon Technologies
Corporation 284,628
2,242 Regal Rexnord Corporation 333,565
7,699 Southwest Airlines Company
k
352,614
7,429 Sun Country Airlines Holdings,
Inc.
k
194,491
261 Teledyne Technologies, Inc.
k
123,357
2,959 Tennant Company 233,169
5,118 Timken Company 310,663
12,948 Uber Technologies, Inc.
k
461,985
2,338 Union Pacific Corporation 638,765
2,548 United Parcel Service, Inc. 546,444
2,146 United Rentals, Inc.
k
762,281
848 Verisk Analytics, Inc. 182,006
1,992 WESCO International, Inc.
k
259,239
Total 15,261,056
Information Technology (3.5%)
811 Accenture plc 273,494
1,521 Adobe, Inc.
k
692,998
1,690 Advanced Energy Industries, Inc. 145,475
5,056 Agilysys, Inc.
k
201,633
1,593 Amphenol Corporation 120,033
941 ANSYS, Inc.
k
298,909
22,873 Apple, Inc. 3,993,855
4,054 AppLovin Corporation
k
223,254
633 Autodesk, Inc.
k
135,684
1,429 Axcelis Technologies, Inc.
k
107,932
3,171 BigCommerce Holdings, Inc.
k
69,477
1,018 Bill.com Holdings, Inc.
k
230,872
9,261 Block, Inc.
k
1,255,792
2,492 Broadcom, Inc. 1,569,163
15 CACI International, Inc.
k
4,519
4,050 Calix, Inc.
k
173,785
8,686 Ciena Corporation
k
526,632
14,513 Cisco Systems, Inc. 809,245
3,537 Computer Services, Inc. 175,081
2,038 Dolby Laboratories, Inc. 159,412
10,218 Dropbox, Inc.
k
237,568
392 Euronet Worldwide, Inc.
k
51,019
3,936 Fidelity National Information
Services, Inc. 395,253
519 FLEETCOR Technologies, Inc.
k
129,262
16,933 Gilat Satellite Networks, Ltd.
k
149,180
3,727 II-VI, Inc.
h,k
270,170
447 KLA-Tencor Corporation 163,629
9,969 Knowles Corporation
k
214,633
417 Lam Research Corporation 224,183
778 Littelfuse, Inc. 194,041
1,255 Lumentum Holdings, Inc.
k
122,488
Shares Common Stock (15.5%) Value
Information Technology (3.5%) - continued
998 Mastercard, Inc. $ 356,665
5,481 Microchip Technology, Inc. 411,842
15,786 Microsoft Corporation 4,866,982
5,468 National Instruments Corporation 221,946
1,296 NICE, Ltd. ADR
k
283,824
2,604 NortonLifeLock, Inc. 69,058
5,717 NVIDIA Corporation 1,559,941
12,136 ON Semiconductor Corporation
k
759,835
4,640 PayPal Holdings, Inc.
k
536,616
817 Qorvo, Inc.
k
101,390
5,723 QUALCOMM, Inc. 874,589
24,157 Sabre Corporation
k
276,114
3,235 Salesforce.com, Inc.
k
686,855
8,003 Samsung Electronics Company,
Ltd. 457,956
1,334 ServiceNow, Inc.
k
742,891
2,546 Skyworks Solutions, Inc. 339,331
14,702 Sonos, Inc.
k
414,890
1,298 SunPower Corporation
k
27,881
348 TE Connectivity, Ltd. 45,581
16,574 Telefonaktiebolaget LM Ericsson
ADR 151,486
5,208 Texas Instruments, Inc. 955,564
4,671 Trimble, Inc.
k
336,966
3,224 TTEC Holdings, Inc. 266,044
33,907 TTM Technologies, Inc.
k
502,502
1,077 Western Digital Corporation
k
53,473
227 Western Union Company 4,254
2,431 Workiva, Inc.
k
286,858
526 Ziff Davis, Inc.
k
50,906
Total 28,960,911
Materials (0.6%)
7,744 Ashland Global Holdings, Inc. 762,087
7,821 Axalta Coating Systems, Ltd.
k
192,240
4,089 Ball Corporation 368,010
7,515 Carpenter Technology Corporation 315,480
3,908 CF Industries Holdings, Inc. 402,759
1,077 Crown Holdings, Inc. 134,722
1,953 Eastman Chemical Company 218,853
4,784 Ingevity Corporation
k
306,511
29,088 Ivanhoe Mines, Ltd.
k
271,300
1,716 LyondellBasell Industries NV 176,439
2,711 Nucor Corporation 402,990
2,793 PPG Industries, Inc. 366,079
1,094 Sherwin-Williams Company 273,084
5,989 Steel Dynamics, Inc. 499,662
4,087 UFP Technologies, Inc.
k
270,437
1,985 United States Lime & Minerals, Inc. 230,339
Total 5,190,992
Real Estate (0.6%)
3,067 Agree Realty Corporation 203,526
2,383 Alexandria Real Estate Equities,
Inc. 479,579
7,256 American Campus Communities,
Inc. 406,118
745 AvalonBay Communities, Inc. 185,036
2,591 Camden Property Trust 430,624
1,929 CBRE Group, Inc.
k
176,542
2,216 Digital Realty Trust, Inc. 314,229
6,749 Duke Realty Corporation 391,847
2,372 Healthcare Realty Trust, Inc. 65,183
12,703 Host Hotels & Resorts, Inc. 246,819
10,116 Independence Realty Trust, Inc. 267,467

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.5%) Value
Real Estate (0.6%) - continued
3,425 iStar, Inc. $ 80,179
13,391 LXP Industrial Trust 210,239
1,850 MGIC Investment Corporation 25,067
9,501 National Storage Affiliates Trust 596,283
13,639 Pebblebrook Hotel Trust 333,883
1,254 Public Storage, Inc. 489,411
2,883 Rayonier, Inc. REIT 118,549
Total 5,020,581
Utilities (0.6%)
9,214 Alliant Energy Corporation 575,691
2,400 American Electric Power
Company, Inc. 239,448
11,439 CenterPoint Energy, Inc. 350,491
3,549 Constellation Energy Corporation 199,631
3,691 Dominion Energy, Inc. 313,624
2,496 DTE Energy Company 329,996
2,858 Duke Energy Corporation 319,124
6,098 Entergy Corporation 711,942
6,702 Exelon Corporation 319,216
1,141 NextEra Energy Partners, LP 95,114
1,052 NextEra Energy, Inc. 89,115
9,450 NiSource, Inc. 300,510
1,586 NorthWestern Corporation 95,937
3,285 Portland General Electric
Company 181,168
4,168 Sempra Energy 700,724
1,212 Southern Company 87,882
2,186 Spire, Inc. 156,868
Total 5,066,481
Total Common Stock
(cost $89,740,566) 127,981,834
Shares
Registered Investment
Companies ( 13.2% ) Value
Unaffiliated  (2.1%)
58,018 Aberdeen Asia-Pacific Income
Fund, Inc. 196,101
24,575 AllianceBernstein Global High
Income Fund, Inc. 274,748
36,413 Allspring Income Opportunities
Fund 287,663
15,200 BlackRock Core Bond Trust 197,600
19,610 BlackRock Corporate High Yield
Fund, Inc. 211,200
20,496 BlackRock Credit Allocation
Income Trust 257,430
1,425 BlackRock Enhanced Equity
Dividend Trust 14,108
18,974 BlackRock Enhanced Global
Dividend Trust 214,596
4,400 BlackRock Enhanced International
Dividend Trust 25,300
2,150 BlackRock Floating Rate Income
Strategies Fund, Inc. 27,993
10,600 BlackRock Income Trust, Inc. 54,378
15,878 BlackRock Multi-Sector Income
Trust 261,669
8,691 Blackstone Strategic Credit Fund
h
113,417
3,600 Brookfield Real Assets Income
Fund, Inc. 74,664
23,216 Eaton Vance Limited Duration
Income Fund 271,627
Shares
Registered Investment
Companies (13.2%) Value
Unaffiliated  (2.1%)- continued
5,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund $ 54,755
15,734 First Trust High Income Long/Short
Fund 211,780
13,313 Invesco Dynamic Credit
Opportunities Fund
c
154,932
3,328 Invesco Senior Loan ETF 72,451
45,650 Nuveen Credit Strategies Income
Fund 282,117
5,800 Nuveen Preferred Income
Opportunities Fund 49,764
6,800 Nuveen Quality Preferred Income
Fund II 57,120
20,792 PGIM Global High Yield Fund, Inc. 277,989
19,473 PGIM High Yield Bond Fund, Inc. 279,437
6,334 Pimco Dynamic Income Fund 154,360
204,400 SPDR Blackstone Senior Loan
ETF
h
9,189,824
14,267 SPDR Bloomberg High Yield Bond
ETF
h
1,462,367
55,953 SPDR Bloomberg Short Term High
Yield Bond ETF
h
1,468,207
3,761 Tri-Continental Corporation 115,989
7,700 Vanguard Short-Term Corporate
Bond ETF
h
601,293
12,300 Virtus AllianzGI Convertible &
Income Fund 61,869
1,950 Virtus AllianzGI Equity &
Convertible Income Fund 52,923
12,871 Virtus Dividend, Interest &
Premium Strategy Fund 185,214
27,169 Voya Global Equity Dividend &
Premium Opportunity Fund 159,210
36,551 Western Asset High Income
Opportunity Fund, Inc. 163,383
Total 17,537,478
Affiliated  (11.1%)
7,705,403 Thrivent Core Emerging Markets
Debt Fund 66,651,734
2,439,694 Thrivent Core International Equity
Fund 24,665,302
Total 91,317,036
Total Registered Investment
Companies (cost $115,663,674) 108,854,514
Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
16,777,350 Thrivent Cash Management Trust 16,777,350
Total Collateral Held for
Securities Loaned
(cost $16,777,350) 16,777,350
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
i
566,145
3,766 Paramount Global, Convertible,
5.750% 209,201
11,250 Telephone and Data Systems, Inc.,
6.000%
i
259,988
Total 1,035,334

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.4%) Value
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,i
$ 109,103
Total 109,103
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
270,768
5,300 Energy Transfer, LP, 7.600%
b,i
131,228
5,109 NuStar Logistics, LP, 6.975%
b
127,776
Total 529,772
Financials (0.7%)
7,525 Aegon Funding Corporation II,
5.100% 182,782
15,500 Allstate Corporation, 5.100%
i
385,020
11,000 Bank of America Corporation,
4.250%
i
237,490
5,800 Bank of America Corporation,
5.375%
i
146,624
218 Bank of America Corporation,
Convertible, 7.250%
i
286,125
14,875 Capital One Financial Corporation,
5.000%
i
343,166
8,650 Cobank ACB, 6.250%
b,i
874,775
16,200 Equitable Holdings, Inc., 5.250%
i
382,158
425 First Horizon Bank, 3.750%
b,f,i
369,750
9,000 First Republic Bank, 4.500%
i
198,720
17,000 J.P. Morgan Chase & Company,
4.200%
i
358,360
9,925 J.P. Morgan Chase & Company,
4.750%
i
227,779
9,600 J.P. Morgan Chase & Company,
5.750%
i
246,624
16,800 Morgan Stanley, 5.850%
b,i
439,320
11,100 Morgan Stanley, 7.125%
b,i
296,037
2,700 Regions Financial Corporation,
5.700%
b,h,i
70,389
2,675 Synovus Financial Corporation,
5.875%
b,i
70,085
14,400 Truist Financial Corporation,
4.750%
i
329,616
15,500 Wells Fargo & Company, 4.250%
i
320,695
365 Wells Fargo & Company,
Convertible, 7.500%
i
483,625
Total 6,249,140
Health Care (0.1%)
5,348 Becton, Dickinson and Company,
Convertible, 6.000%
h
282,481
4,241 Boston Scientific Corporation,
Convertible, 5.500% 493,822
156 Danaher Corporation, Convertible,
5.000%
h
246,362
Total 1,022,665
Industrials (<0.1%)
2,024 Stanley Black & Decker, Inc.,
Convertible, 5.250% 177,930
Total 177,930
Real Estate (0.1%)
17,650 Public Storage, 4.125%
i
384,064
3,775 Public Storage, 4.625%
i
87,882
958 Public Storage, 4.700%
i
22,331
Total 494,277
Shares Preferred Stock (1.4%) Value
Utilities (0.3%)
3,602 AES Corporation, Convertible,
6.875% $ 356,346
1,986 American Electric Power
Company, Inc., Convertible,
6.125% 110,958
17,250 CMS Energy Corporation, 4.200%
i
361,905
7,503 NextEra Energy, Inc., Convertible,
4.872% 463,610
2,078 NextEra Energy, Inc., Convertible,
5.279% 108,368
697 NiSource, Inc., Convertible,
7.750% 82,929
9,200 Southern Company, 4.950% 221,996
9,318 Southern Company, Convertible,
6.750% 508,856
Total 2,214,968
Total Preferred Stock
(cost $12,345,771) 11,833,189
Shares or
Principal
Amount Short-Term Investments ( 24.0% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.134%, 4/6/2022
l,m
399,991
200,000 0.170%, 4/20/2022
l,m
199,982
200,000 0.220%, 5/4/2022
l,m
199,923
1,000,000 0.315%, 5/24/2022
l,m
999,383
Thrivent Core Short-Term Reserve
Fund
19,283,663 0.660% 192,836,626
U.S. Treasury Bills
2,000,000 0.125%, 4/14/2022
l,n
1,999,898
2,500,000 0.266%, 5/5/2022
l,n
2,499,652
Total Short-Term Investments
(cost $199,123,157) 199,135,455
Total Investments (cost
$997,971,351) 122.9% $1,017,056,668
Other Assets and Liabilities, Net
(22.9%) (189,547,573)
Total Net Assets 100.0% $827,509,095
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $142,923,855 or 17.3%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2022, $3,934,102 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 4,489,824
Common Stock 11,850,074
Total lending $16,339,898
Gross amount payable upon return of
collateral for securities loaned $16,777,350
Net amounts due to counterparty $437,452
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,036,403 – 3,429,975 1,606,428
Capital Goods 17,156,190 – 14,583,082 2,573,108
Communications Services 11,987,284 – 11,360,144 627,140
Consumer Cyclical 12,490,064 – 11,171,533 1,318,531
Consumer Non-Cyclical 12,788,631 – 11,421,444 1,367,187
Energy 1,784,245 – 1,784,245 –
Financials 3,794,251 – 3,313,086 481,165
Technology 8,664,606 – 8,664,606 –
Transportation 4,638,141 – 4,638,141 –
Utilities 3,392,715 – 3,392,715 –
Long-Term Fixed Income
Asset-Backed Securities 26,545,359 – 26,545,359 –
Basic Materials 8,181,293 – 8,181,293 –
Capital Goods 15,514,406 – 15,514,406 –
Collateralized Mortgage Obligations 34,536,130 – 34,536,130 –
Commercial Mortgage-Backed Securities 6,548,340 – 6,548,340 –
Communications Services 19,931,309 – 19,931,309 –
Consumer Cyclical 29,588,787 – 29,588,787 –
Consumer Non-Cyclical 23,832,460 – 23,832,460 –
Energy 20,863,517 – 20,863,517 –
Financials 61,906,254 – 61,906,254 –
Foreign Government 128,726 – 128,726 –
Mortgage-Backed Securities 172,709,592 – 172,709,592 –
Technology 13,818,860 – 13,729,904 88,956
Transportation 7,251,740 – 7,251,740 –
U.S. Government & Agencies 19,413,063 – 19,413,063 –
Utilities 9,971,960 – 9,971,960 –
Common Stock
Communications Services 8,692,617 8,615,496 – 77,121
Consumer Discretionary 14,351,903 14,254,541 97,362 –
Consumer Staples 4,988,864 4,988,864 – –
Energy 5,846,366 5,846,366 – –
Financials 18,543,327 18,237,109 306,218 –
Health Care 16,058,736 16,058,736 – –
Industrials 15,261,056 14,929,482 331,574 –
Information Technology 28,960,911 28,502,955 457,956 –
Materials 5,190,992 4,919,692 271,300 –
Real Estate 5,020,581 5,020,581 – –
Utilities 5,066,481 5,066,481 – –
Registered Investment Companies
Unaffiliated 17,537,478 17,382,546 – 154,932
Preferred Stock
Communications Services 1,035,334 1,035,334 – –
Consumer Staples 109,103 109,103 – –
Energy 529,772 529,772 – –
Financials 6,249,140 5,879,390 369,750 –
Health Care 1,022,665 1,022,665 – –
Industrials 177,930 177,930 – –
Real Estate 494,277 494,277 – –
Utilities 2,214,968 2,214,968 – –
Short-Term Investments 6,298,829 – 6,298,829 –
Subtotal Investments in Securities $716,125,656 $155,286,288 $552,544,800 $8,294,568
Other Investments  * Total
Affiliated Registered Investment Companies 91,317,036
Affiliated Short-Term Investments 192,836,626
Collateral Held for Securities Loaned 16,777,350
Subtotal Other Investments $300,931,012
Total Investments at Value $1,017,056,668

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,773,472 1,773,472 – –
Total Asset Derivatives $1,773,472 $1,773,472 $– $–
Liability Derivatives
Futures Contracts 1,251,405 1,251,405 – –
Total Liability Derivatives $1,251,405 $1,251,405 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$1,847,279 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 21 June 2022 $ 3,250,147 ( $ 98,834)
CME E-mini S&P 500 Index 72 June 2022 15,310,246 1,000,454
CME Ultra Long Term U.S. Treasury Bond 67 June 2022 12,347,066 (479,691)
ICE mini MSCI EAFE Index 18 June 2022 1,821,295 108,665
Ultra 10-Yr. U.S. Treasury Note 24 June 2022 3,362,140 (110,890)
Total Futures Long Contracts $ 36,090,894 $ 419,704
CBOT 10-Yr. U.S. Treasury Note (41) June 2022 ( $ 5,181,884) $ 144,009
CBOT 2-Yr. U.S. Treasury Note (101) June 2022 (21,549,425) 145,315
CBOT 5-Yr. U.S. Treasury Note (132) June 2022 (15,513,779) 375,029
CME E-mini Russell 2000 Index (189) June 2022 (18,965,490) (561,990)
Total Futures Short Contracts ( $ 61,210,578) $102,363
Total Futures Contracts ( $ 25,119,684) $522,067

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $73,032 $870 $– $66,652 7,705 8.1%
Core International Equity 26,593 – – 24,665 2,440 3.0
Total Affiliated Registered Investment
Companies 99,625 91,317 11.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 210,377 47,146 64,686 192,837 19,284 23.3
Total Affiliated Short-Term Investments 210,377 192,837 23.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,652 50,862 42,737 16,777 16,777 2.0
Total Collateral Held for Securities Loaned 8,652 16,777 2.0
Total Value $318,654 $300,931
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(7,250) $ – $870
Core International Equity – (1,928) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 0 0 – 157
Total Income/Non Income Cash from Affiliated
Investments $1,027
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total Value $0 $(9,178) $ –

ESG Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.9% ) Value
Communications Services (9.8%)
493 Alphabet, Inc., Class A
a
$ 1,371,206
469 Alphabet, Inc., Class C
a
1,309,912
9 Cable One, Inc. 13,178
270 Discovery, Inc., Class A
a
6,728
507 Discovery, Inc., Class C
a
12,660
467 Electronic Arts, Inc. 59,080
72 John Wiley and Sons, Inc. 3,818
266 Liberty Global plc, Class A
a
6,786
550 Liberty Global plc, Class C
a
14,251
1,428 Lumen Technologies, Inc. 16,094
274 New York Times Company 12,560
349 Omnicom Group, Inc. 29,623
127 RingCentral, Inc.
a
14,886
40 Scholastic Corporation 1,611
6,797 Verizon Communications, Inc. 346,239
2,982 Walt Disney Company
a
409,011
Total 3,627,643
Consumer Discretionary (11.3%)
444 Aptiv plc
a
53,151
378 Aramark 14,213
137 Autoliv, Inc. 10,472
70 AutoNation, Inc.
a
6,971
363 Best Buy Company, Inc. 32,997
67 Booking Holdings, Inc.
a
157,346
392 BorgWarner, Inc. 15,249
51 Buckle, Inc. 1,685
198 Callaway Golf Company
a
4,637
247 Capri Holdings, Ltd.
a
12,693
268 CarMax, Inc.
a
25,857
57 Choice Hotels International, Inc. 8,080
59 Columbia Sportswear Company 5,341
214 Darden Restaurants, Inc. 28,451
46 Deckers Outdoor Corporation
a
12,593
59 Domino's Pizza, Inc. 24,014
35 Ethan Allen Interiors, Inc. 912
153 Foot Locker, Inc. 4,538
106 GameStop Corporation
a
17,658
369 Gap, Inc. 5,196
251 Garmin, Ltd. 29,771
575 Hanesbrands, Inc. 8,562
248 Harley-Davidson, Inc. 9,771
215 Hasbro, Inc. 17,613
458 Hilton Worldwide Holdings, Inc.
a
69,497
1,714 Home Depot, Inc. 513,052
36 Jack in the Box, Inc. 3,363
247 Kohl's Corporation 14,934
72 La-Z-Boy, Inc. 1,899
457 LKQ Corporation 20,752
1,105 Lowe's Companies, Inc. 223,420
676 Lucid Group, Inc.
a
17,170
456 Marriott International, Inc.
a
80,142
572 Mattel, Inc.
a
12,704
1,226 McDonald's Corporation 303,165
64 Meritage Homes Corporation
a
5,071
97 Mohawk Industries, Inc.
a
12,047
628 Newell Brands, Inc. 13,446
2,097 NIKE, Inc. 282,172
179 Nordstrom, Inc. 4,853
87 ODP Corporation
a
3,987
66 Pool Corporation 27,908
117 PVH Corporation 8,963
294 Rivian Automotive, Inc.
a,b
14,771
376 Royal Caribbean Cruises, Ltd.
a
31,501
87 Signet Jewelers, Ltd. 6,325
Shares Common Stock (93.9%) Value
Consumer Discretionary (11.3%) - continued
1,925 Starbucks Corporation $ 175,117
787 Target Corporation 167,017
1,401 Tesla, Inc.
a
1,509,718
187 Tractor Supply Company 43,640
85 Ulta Beauty, Inc.
a
33,849
307 Under Armour, Inc., Class A
a
5,225
334 Under Armour, Inc., Class C
a
5,197
66 Vail Resorts, Inc. 17,178
546 VF Corporation 31,046
99 Whirlpool Corporation 17,105
133 Wolverine World Wide, Inc. 3,000
Total 4,187,005
Consumer Staples (6.7%)
916 Archer-Daniels-Midland Company 82,678
231 Bunge, Ltd. 25,597
324 Campbell Soup Company 14,441
403 Church & Dwight Company, Inc. 40,050
201 Clorox Company 27,945
6,736 Coca-Cola Company 417,632
1,315 Colgate-Palmolive Company 99,717
788 Conagra Brands, Inc. 26,453
267 Darling Ingredients, Inc.
a
21,462
380 Estee Lauder Companies, Inc. 103,482
995 General Mills, Inc. 67,381
153 Hain Celestial Group, Inc.
a
5,263
489 Hormel Foods Corporation 25,203
111 Ingredion, Inc. 9,674
179 J.M. Smucker Company 24,238
421 Kellogg Company 27,150
1,160 Keurig Dr. Pepper, Inc. 43,964
555 Kimberly-Clark Corporation 68,354
1,105 Kraft Heinz Company 43,526
1,164 Kroger Company 66,779
240 Lamb Weston Holdings, Inc. 14,378
408 McCormick & Company, Inc. 40,718
2,294 Mondelez International, Inc. 144,017
2,267 PepsiCo, Inc. 379,451
3,971 Procter & Gamble Company 606,769
840 Sysco Corporation 68,586
92 United Natural Foods, Inc.
a
3,804
Total 2,498,712
Energy (1.3%)
1,359 Baker Hughes Company 49,481
395 Cheniere Energy, Inc. 54,767
77 Core Laboratories NV 2,435
1,010 Marathon Petroleum Corporation 86,355
635 NOV, Inc. 12,452
731 ONEOK, Inc. 51,631
787 Phillips 66 67,989
701 TechnipFMC plc
a
5,433
673 Valero Energy Corporation 68,336
1,994 Williams Companies, Inc. 66,620
Total 465,499
Financials (8.9%)
176 Air Lease Corporation 7,858
470 Allstate Corporation 65,100
593 Ally Financial, Inc. 25,784
1,080 American Express Company 201,960
184 Ameriprise Financial, Inc. 55,266
338 Arthur J. Gallagher & Company 59,015
65 Bank of Hawaii Corporation 5,455

ESG Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Financials (8.9%) - continued
1,288 Bank of New York Mellon
Corporation $ 63,923
249 BlackRock, Inc. 190,278
124 Cathay General Bancorp 5,549
2,375 Charles Schwab Corporation 200,236
707 Chubb, Ltd. 151,227
702 Citizens Financial Group, Inc. 31,822
589 CME Group, Inc. 140,100
219 Comerica, Inc. 19,804
481 Discover Financial Services 53,001
608 Equitable Holdings, Inc. 18,793
62 FactSet Research Systems, Inc. 26,917
289 First Republic Bank 46,847
497 Franklin Resources, Inc. 13,876
558 Hartford Financial Services Group,
Inc. 40,070
65 Heartland Financial USA, Inc. 3,109
2,374 Huntington Bancshares, Inc. 34,708
924 Intercontinental Exchange, Inc. 122,079
88 International Bancshares
Corporation 3,715
567 Invesco, Ltd. 13,075
1,528 KeyCorp 34,197
282 Lincoln National Corporation 18,432
359 Loews Corporation 23,270
211 M&T Bank Corporation 35,765
829 Marsh & McLennan Companies,
Inc. 141,278
275 Moody's Corporation 92,788
2,208 Morgan Stanley 192,979
765 New York Community Bancorp,
Inc. 8,201
325 Northern Trust Corporation 37,846
485 Old National Bancorp 7,944
703 People's United Financial, Inc. 14,053
693 PNC Financial Services Group,
Inc. 127,824
435 Principal Financial Group, Inc. 31,933
962 Progressive Corporation 109,658
620 Prudential Financial, Inc. 73,265
1,573 Regions Financial Corporation 35,015
582 S&P Global, Inc. 238,725
601 State Street Corporation 52,359
96 SVB Financial Group
a
53,707
899 Synchrony Financial 31,294
369 T. Rowe Price Group, Inc. 55,789
404 Travelers Companies, Inc. 73,823
2,191 Truist Financial Corporation 124,230
360 Umpqua Holdings Corporation 6,790
182 Voya Financial, Inc. 12,076
204 Willis Towers Watson plc 48,189
257 Zions Bancorporation NA 16,849
Total 3,297,846
Health Care (10.0%)
2,901 AbbVie, Inc. 470,281
74 ABIOMED, Inc.
a
24,512
498 Agilent Technologies, Inc. 65,900
123 Align Technology, Inc.
a
53,628
254 AmerisourceBergen Corporation 39,296
925 Amgen, Inc. 223,684
398 Anthem, Inc. 195,506
466 Becton, Dickinson and Company 123,956
241 Biogen, Inc.
a
50,755
298 BioMarin Pharmaceutical, Inc.
a
22,976
Shares Common Stock (93.9%) Value
Health Care (10.0%) - continued
64 Bio-Techne Corporation $ 27,715
3,646 Bristol-Myers Squibb Company 266,267
462 Cardinal Health, Inc. 26,195
955 Centene Corporation
a
80,401
484 Cerner Corporation 45,283
544 Cigna Holding Company 130,348
81 Cooper Companies, Inc. 33,825
109 DaVita, Inc.
a
12,329
360 Dentsply Sirona, Inc. 17,719
159 DexCom, Inc.
a
81,344
1,022 Edwards Lifesciences Corporation
a
120,310
2,060 Gilead Sciences, Inc. 122,467
409 HCA Healthcare, Inc. 102,504
228 Henry Schein, Inc.
a
19,879
416 Hologic, Inc.
a
31,957
211 Humana, Inc. 91,821
139 IDEXX Laboratories, Inc.
a
76,041
243 Illumina, Inc.
a
84,904
113 Insulet Corporation
a
30,102
314 IQVIA Holding, Inc.
a
72,600
100 Jazz Pharmaceuticals, Inc.
a
15,567
158 Laboratory Corporation of America
Holdings
a
41,658
127 MEDNAX, Inc.
a
2,982
4,146 Merck & Company, Inc. 340,179
38 Mettler-Toledo International, Inc.
a
52,181
142 Patterson Companies, Inc. 4,597
201 Quest Diagnostics, Inc. 27,509
240 ResMed, Inc. 58,202
176 Select Medical Holdings
Corporation 4,222
163 STERIS plc 39,409
235 Teladoc Health, Inc.
a
16,951
417 Vertex Pharmaceuticals, Inc.
a
108,825
101 Waters Corporation
a
31,349
121 West Pharmaceutical Services,
Inc. 49,696
776 Zoetis, Inc. 146,346
Total 3,684,178
Industrials (8.7%)
945 3M Company 140,692
221 A.O. Smith Corporation 14,120
140 ACCO Brands Corporation 1,120
58 Acuity Brands, Inc. 10,979
104 AGCO Corporation 15,187
147 Allegion plc 16,138
16 AMERCO 9,551
64 Applied Industrial Technologies,
Inc. 6,570
42 ArcBest Corporation 3,381
88 ASGN, Inc.
a
10,270
65 Avis Budget Group, Inc.
a
17,114
314 Builders FirstSource, Inc.
a
20,266
215 C.H. Robinson Worldwide, Inc. 23,158
1,352 Carrier Global Corporation 62,016
888 Caterpillar, Inc. 197,864
350 Copart, Inc.
a
43,914
3,640 CSX Corporation 136,318
235 Cummins, Inc. 48,201
483 Deere & Company 200,667
261 Delta Air Lines, Inc.
a
10,328
67 Deluxe Corporation 2,026
236 Dover Corporation 37,028
654 Eaton Corporation plc 99,251

ESG Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Industrials (8.7%) - continued
89 EMCOR Group, Inc. $ 10,024
279 Expeditors International of
Washington, Inc. 28,782
86 Exponent, Inc. 9,292
943 Fastenal Company 56,014
214 Flowserve Corporation 7,683
560 Fortive Corporation 34,121
223 Fortune Brands Home and
Security, Inc. 16,564
277 Graco, Inc. 19,312
76 Granite Construction, Inc. 2,493
51 H&E Equipment Services, Inc. 2,220
30 Heidrick & Struggles International,
Inc. 1,187
70 HNI Corporation 2,594
32 ICF International, Inc. 3,012
126 IDEX Corporation 24,158
516 Illinois Tool Works, Inc. 108,050
95 Interface, Inc. 1,289
1,156 Johnson Controls International plc 75,799
52 Kelly Services, Inc. 1,128
258 Knight-Swift Transportation
Holdings, Inc. 13,019
55 Lennox International, Inc. 14,182
94 Lincoln Electric Holdings, Inc. 12,954
841 Linde plc 268,641
89 ManpowerGroup, Inc. 8,359
406 Masco Corporation 20,706
114 Meritor, Inc.
a
4,055
90 Middleby Corporation
a
14,755
400 Norfolk Southern Corporation 114,088
164 Owens Corning, Inc. 15,006
570 PACCAR, Inc. 50,200
211 Parker-Hannifin Corporation 59,873
273 Pentair plc 14,799
234 Quanta Services, Inc. 30,797
50 Resources Connection, Inc. 857
184 Robert Half International, Inc. 21,009
191 Rockwell Automation, Inc. 53,486
173 Roper Industries, Inc. 81,696
88 Ryder System, Inc. 6,981
257 Sensata Technologies Holding plc
a
13,068
89 Snap-On, Inc. 18,288
244 Southwest Airlines Company
a
11,175
173 Spirit Aerosystems Holdings, Inc. 8,458
267 Stanley Black & Decker, Inc. 37,324
126 Steelcase, Inc. 1,506
29 Tennant Company 2,285
88 Tetra Tech, Inc. 14,515
113 Timken Company 6,859
391 Trane Technologies plc 59,706
314 TransUnion 32,449
55 TrueBlue, Inc.
a
1,589
1,055 Union Pacific Corporation 288,237
1,196 United Parcel Service, Inc. 256,494
119 United Rentals, Inc.
a
42,270
72 W.W. Grainger, Inc. 37,137
291 Wabtec Corporation 27,985
296 Xylem, Inc. 25,237
Total 3,219,926
Information Technology (31.2%)
1,037 Accenture plc 349,707
781 Adobe, Inc.
a
355,839
2,683 Advanced Micro Devices, Inc.
a
293,359
Shares Common Stock (93.9%) Value
Information Technology (31.2%) - continued
267 Akamai Technologies, Inc.
a
$ 31,877
882 Analog Devices, Inc. 145,689
144 ANSYS, Inc.
a
45,742
1,482 Applied Materials, Inc. 195,328
361 Autodesk, Inc.
a
77,380
692 Automatic Data Processing, Inc. 157,458
257 Black Knight, Inc.
a
14,903
455 Cadence Design Systems, Inc.
a
74,829
6,920 Cisco Systems, Inc. 385,859
201 Citrix Systems, Inc. 20,281
288 Cognex Corporation 22,219
862 Cognizant Technology Solutions
Corporation 77,296
334 CommScope Holding Company,
Inc.
a
2,632
1,329 Corning, Inc. 49,053
121 Coupa Software, Inc.
a
12,297
477 Dell Technologies, Inc.
a
23,941
100 F5, Inc.
a
20,895
45 Fair Isaac Corporation
a
20,991
1,000 Fidelity National Information
Services, Inc. 100,420
772 Flex, Ltd.
a
14,321
227 Fortinet, Inc.
a
77,575
129 Guidewire Software, Inc.
a
12,206
2,130 Hewlett Packard Enterprise
Company 35,592
1,892 HP, Inc. 68,680
74 HubSpot, Inc.
a
35,146
6,675 Intel Corporation 330,813
1,471 International Business Machines
Corporation 191,259
442 Intuit, Inc. 212,531
73 Itron, Inc.
a
3,846
303 Keysight Technologies, Inc.
a
47,865
231 Lam Research Corporation 124,188
1,440 Mastercard, Inc. 514,627
911 Microchip Technology, Inc. 68,453
11,706 Microsoft Corporation 3,609,077
277 Motorola Solutions, Inc. 67,089
955 NortonLifeLock, Inc. 25,327
4,104 NVIDIA Corporation 1,119,817
435 NXP Semiconductors NV 80,510
242 Okta, Inc.
a
36,532
703 ON Semiconductor Corporation
a
44,015
2,692 Oracle Corporation 222,709
83 Paycom Software, Inc.
a
28,750
1,833 PayPal Holdings, Inc.
a
211,986
63 Plantronics, Inc.
a
2,482
183 PTC, Inc.
a
19,713
1,607 Salesforce.com, Inc.
a
341,198
329 Seagate Technology Holdings plc 29,577
327 ServiceNow, Inc.
a
182,103
272 Skyworks Solutions, Inc. 36,252
265 Splunk, Inc.
a
39,382
250 Synopsys, Inc.
a
83,317
538 TE Connectivity, Ltd. 70,467
181 Teradata Corporation
a
8,921
1,516 Texas Instruments, Inc. 278,156
411 Trimble, Inc.
a
29,650
2,740 Visa, Inc. 607,650
344 VMware, Inc. 39,171
671 Western Union Company 12,575
316 Workday, Inc.
a
75,669
249 Xerox Holdings Corporation 5,022

ESG Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.9%) Value
Information Technology (31.2%) - continued
88 Zebra Technologies Corporation
a
$ 36,406
Total 11,558,620
Materials (1.8%)
363 Air Products and Chemicals, Inc. 90,717
192 Albemarle Corporation 42,461
136 Avery Dennison Corporation 23,660
344 Axalta Coating Systems, Ltd.
a
8,456
532 Ball Corporation 47,880
56 Compass Minerals International,
Inc. 3,516
423 Ecolab, Inc. 74,685
87 H.B. Fuller Company 5,748
418 International Flavors & Fragrances,
Inc. 54,896
56 Minerals Technologies, Inc. 3,704
609 Mosaic Company 40,499
1,309 Newmont Corporation 104,000
391 PPG Industries, Inc. 51,248
38 Schnitzer Steel Industries, Inc. 1,974
245 Sealed Air Corporation 16,405
410 Sherwin-Williams Company 102,344
164 Sonoco Products Company 10,260
Total 682,453
Real Estate (3.3%)
747 American Tower Corporation 187,661
231 AvalonBay Communities, Inc. 57,374
243 Boston Properties, Inc. 31,298
552 CBRE Group, Inc.
a
50,519
183 Corporate Office Properties Trust 5,223
464 Digital Realty Trust, Inc. 65,795
621 Duke Realty Corporation 36,055
147 Equinix, Inc. 109,018
583 Equity Residential 52,423
115 Federal Realty Investment Trust 14,038
886 Healthpeak Properties, Inc. 30,416
1,160 Host Hotels & Resorts, Inc. 22,539
475 Iron Mountain, Inc. 26,320
84 Jones Lang LaSalle, Inc.
a
20,115
340 Macerich Company 5,318
110 PotlatchDeltic Corporation 5,800
1,214 Prologis, Inc. 196,037
188 Realogy Holdings Corporation
a
2,948
179 SBA Communications Corporation 61,594
539 Simon Property Group, Inc. 70,911
507 UDR, Inc. 29,087
655 Ventas, Inc. 40,453
715 Welltower, Inc. 68,740
1,228 Weyerhaeuser Company 46,541
Total 1,236,223
Utilities (0.9%)
297 American Water Works Company,
Inc. 49,163
215 Atmos Energy Corporation 25,690
99 Avista Corporation 4,470
580 Consolidated Edison, Inc. 54,914
394 Essential Utilities, Inc. 20,145
564 Eversource Energy 49,739
328 MDU Resources Group, Inc. 8,741
157 New Jersey Resources
Corporation 7,200
72 Ormat Technologies, Inc. 5,892
524 Sempra Energy 88,095
Shares Common Stock (93.9%) Value
Utilities (0.9%) - continued
345 UGI Corporation $ 12,496
Total 326,545
Total Common Stock
(cost $31,114,300) 34,784,650
Shares
Registered Investment
Companies ( 6.2% ) Value
Unaffiliated  (6.2%)
26,246 iShares MSCI KLD 400 Social ETF
b
2,273,428
Total 2,273,428
Total Registered Investment
Companies (cost $2,133,749) 2,273,428
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
46,520 Thrivent Cash Management Trust 46,520
Total Collateral Held for
Securities Loaned
(cost $46,520) 46,520
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
12,096 0.660% 120,963
Total Short-Term Investments
(cost $120,963) 120,963
Total Investments (cost
$33,415,532) 100.5% $37,225,561
Other Assets and Liabilities, Net
(0.5%) (183,019)
Total Net Assets 100.0% $37,042,542
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
March 31, 2022:
Securities Lending Transactions
Common Stock $ 44,696
Total lending $44,696
Gross amount payable upon return of
collateral for securities loaned $46,520
Net amounts due to counterparty $1,824
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,627,643 3,627,643 – –
Consumer Discretionary 4,187,005 4,187,005 – –
Consumer Staples 2,498,712 2,498,712 – –
Energy 465,499 465,499 – –
Financials 3,297,846 3,297,846 – –
Health Care 3,684,178 3,684,178 – –
Industrials 3,219,926 3,219,926 – –
Information Technology 11,558,620 11,558,620 – –
Materials 682,453 682,453 – –
Real Estate 1,236,223 1,236,223 – –
Utilities 326,545 326,545 – –
Registered Investment Companies
Unaffiliated 2,273,428 2,273,428 – –
Subtotal Investments in Securities $37,058,078 $37,058,078 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 120,963
Collateral Held for Securities Loaned 46,520
Subtotal Other Investments $167,483
Total Investments at Value $37,225,561
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $127 $3,907 $3,913 $121 12 0.3%
Total Affiliated Short-Term Investments 127 121 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2 157 112 47 47 0.1
Total Collateral Held for Securities Loaned 2 47 0.1
Total Value $129 $168
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 80.8% ) Value
Communications Services (5.1%)
9,526 Alphabet, Inc., Class C
a
$ 26,606,023
5,042 AMC Networks, Inc.
a,b
204,856
398,415 Auto Trader Group plc
c
3,289,019
79,980 BCE, Inc. 4,433,559
2,834 Cars.com, Inc.
a
40,895
51,115 Carsales.com, Ltd. 791,329
110,477 Comcast Corporation 5,172,533
1,317 CTS Eventim AG & Company
KGAA
a
89,448
89,401 Discovery, Inc., Class A
a,b
2,227,873
4,883 Discovery, Inc., Class C
a
121,929
847 E.W. Scripps Company
a
17,609
8,525 Fox Corporation, Class A 336,311
2,451 Gray Television, Inc. 54,094
1,188 Hemisphere Media Group, Inc.
a
5,429
8,758 Ipsos SA 435,952
2,100 KDDI Corporation 68,852
6,862 Liberty Global plc, Class A
a
175,050
2,311 Lions Gate Entertainment
Corporation, Class B 34,734
41,791 Live Nation Entertainment, Inc.
a
4,916,293
11,798 Lumen Technologies, Inc. 132,963
13,200 M3, Inc. 476,731
8,734 Match Group, Inc.
a
949,735
113,937 Mediaset Espana Comunicacion
SA
a
576,271
31,571 News Corporation, Class A 699,298
684 News Corporation, Class B 15,404
2,323 Nexstar Broadcasting Group, Inc. 437,839
6,100 Nintendo Company, Ltd. 3,079,049
22,000 Nippon Telegraph and Telephone
Corporation 639,186
7,259 Omnicom Group, Inc. 616,144
8,904 REA Group, Ltd. 892,622
2,813 Rightmove plc 23,248
2,592 Scout24 SE
c
147,776
44,800 SoftBank Corporation 522,507
30,200 SoftBank Group Corporation 1,350,232
2,393 Spark New Zealand, Ltd. 7,573
1,351 Stroeer SE 93,232
463,375 Telefonica SA 2,245,647
3,630 Telenet Group Holding NV 116,957
3,707 Telephone & Data Systems, Inc. 69,988
3,499 TELUS Corporation 91,411
46,800 TV Asahi Holdings Corporation 575,642
118,150 Twitter, Inc.
a
4,571,223
452 United States Cellular Corporation
a
13,664
16,002 Upwork, Inc.
a
371,886
109,806 Verizon Communications, Inc. 5,593,518
343,900 Z Holdings Corporation 1,486,711
9,432 Zillow Group, Inc.
a
454,905
16,151 ZoomInfo Technologies, Inc.
a
964,861
Total 76,238,011
Consumer Discretionary (9.3%)
1,331 Aaron's Company, Inc. 26,726
663 Adient plc
a
27,031
1,125 Adtalem Global Education, Inc.
a
33,424
7,183 Amazon.com, Inc.
a
23,416,221
6,037 American Axle & Manufacturing
Holdings, Inc.
a
46,847
543 America's Car-Mart, Inc.
a
43,744
48,601 Aptiv plc
a
5,818,026
12,183 ARB Corporation, Ltd. 374,949
136,297 Aristocrat Leisure, Ltd. 3,699,382
Shares Common Stock (80.8%) Value
Consumer Discretionary (9.3%) - continued
1,528 AutoZone, Inc.
a
$ 3,124,118
5,711 AZEK Company, Inc.
a
141,861
191,380 B&M European Value Retail SA 1,338,949
10,072 Bally's Corporation
a
309,613
20,900 BANDAI NAMCO Holdings, Inc. 1,584,836
40,622 Barratt Developments plc 276,546
9,900 Bayerische Motoren Werke AG 855,539
5,387 Beazer Homes USA, Inc.
a
81,990
5,323 Bellway plc 169,208
1,679 BJ's Restaurants, Inc.
a
47,516
1,036 Brunswick Corporation 83,802
1,796 Buckle, Inc. 59,340
3,723 Burlington Stores, Inc.
a
678,219
8,616 Caesars Entertainment, Inc.
a
666,534
11,556 Carvana Company
a
1,378,515
6,478 Cheesecake Factory, Inc.
a
257,760
5,884 Chegg, Inc.
a
213,472
6,198 Chewy, Inc.
a,b
252,754
9,181 Chico's FAS, Inc.
a
44,069
2,835 Chipotle Mexican Grill, Inc.
a
4,485,055
14,500 Chiyoda Company, Ltd. 87,342
4,114 Choice Hotels International, Inc. 583,201
224 Churchill Downs, Inc. 49,679
525 Chuy's Holdings, Inc.
a
14,175
2,331 Cie Generale des Etablissements
Michelin 315,888
8,323 Compagnie Financiere Richemont
SA 1,054,981
4,762 Container Store Group, Inc.
a
38,906
19,147 Cooper-Standard Holdings, Inc.
a
167,919
1,239 Cracker Barrel Old Country Store,
Inc. 147,106
4,584 Culp, Inc. 36,397
23,677 D.R. Horton, Inc. 1,764,173
2,732 Dana, Inc. 48,001
1,610 Darden Restaurants, Inc. 214,049
1,201 Dave & Buster's Entertainment,
Inc.
a
58,969
798 Deckers Outdoor Corporation
a
218,468
1,950 Denny's Corporation
a
27,904
15,102 Designer Brands, Inc.
a
204,028
9,576 Dollarama, Inc. 543,086
4,161 Domino's Pizza Enterprises, Ltd. 270,856
1,492 Dorman Products, Inc.
a
141,785
36,861 Duluth Holdings, Inc.
a
450,810
6,403 Emerald Holding, Inc.
a
21,770
67,781 Everi Holdings, Inc.
a
1,423,401
8,528 Ferrari NV 1,857,917
8,671 Five Below, Inc.
a
1,373,226
84,669 Ford Motor Company 1,431,753
49,000 Galaxy Entertainment Group, Ltd. 289,952
26,536 Gap, Inc. 373,627
543 Garmin, Ltd. 64,405
22,716 Gentex Corporation 662,626
1,602 G-III Apparel Group, Ltd.
a
43,334
14,282 Goodyear Tire & Rubber
Company
a
204,090
68 Graham Holdings Company 41,580
1,915 Grand Canyon Education, Inc.
a
185,966
478 Group 1 Automotive, Inc. 80,223
4,685 Groupon, Inc.
a,b
90,093
10,917 Hanesbrands, Inc. 162,554
8,359 Harley-Davidson, Inc. 329,345
672 Hermes International 951,118
2,000 Hikari Tsushin, Inc. 227,372

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Consumer Discretionary (9.3%) - continued
65,800 Honda Motor Company, Ltd. $ 1,865,156
28,428 Howden Joinery Group plc 284,991
15,792 IDP Education, Ltd. 369,598
14,800 Iida Group Holdings Company,
Ltd. 255,166
62,979 Industria de Diseno Textil SA 1,373,264
36,445 InterContinental Hotels Group plc 2,464,937
2,300 Izumi Company, Ltd. 60,557
4,681 JB Hi-Fi, Ltd. 189,207
5,000 KOMEDA Holdings Company, Ltd. 83,345
6,837 Lear Corporation 974,888
7,718 Leggett & Platt, Inc. 268,586
3,848 Lithia Motors, Inc. 1,154,862
30,454 Lowe's Companies, Inc. 6,157,494
5,334 LVMH Moet Hennessy Louis
Vuitton SE 3,807,426
1,714 M.D.C. Holdings, Inc. 64,858
47,809 Macy's, Inc. 1,164,627
18,634 Magnite, Inc.
a
246,155
38 Marriott Vacations Worldwide
Corporation 5,993
12,500 McDonald's Holdings Company
(Japan), Ltd. 519,822
8,019 Modine Manufacturing Company
a
72,251
6,964 Mohawk Industries, Inc.
a
864,929
106,551 Moneysupermarket.com Group plc 265,010
290 Murphy USA, Inc. 57,988
1,748 Next plc 137,481
17,800 NHK Spring Company, Ltd. 128,040
115,300 Nissan Motor Company, Ltd.
a
512,316
11,800 Nitori Holdings Company, Ltd. 1,484,591
25,772 Nordstrom, Inc.
b
698,679
12,477 Norwegian Cruise Line Holdings,
Ltd.
a,b
272,997
205 NVR, Inc.
a
915,790
1,600 Oriental Land Company, Ltd. 306,249
41,600 Pan Pacific International Holdings
Company 665,622
6,554 Papa John's International, Inc. 690,005
21,535 Party City Holdco, Inc.
a
77,095
13,269 Penn National Gaming, Inc.
a
562,871
6,204 Perdoceo Education Corporation
a
71,222
70,063 Pirelli & C. SPA
c
380,164
15,409 Planet Fitness, Inc.
a
1,301,752
10,000 PLENUS Company, Ltd. 164,686
16,997 Porsche Automobil Holding SE 1,635,018
8,519 Premier Investments, Ltd. 174,241
10,998 PVH Corporation 842,557
41,742 Qurate Retail, Inc. 198,692
610 RCI Hospitality Holdings, Inc. 37,491
6,690 Renault SA
a
174,878
10,310 Ross Stores, Inc. 932,643
2,162 Ruth's Hospitality Group, Inc. 49,467
96,800 Sands China, Ltd.
a
230,285
21,500 Sangetsu Company, Ltd. 268,657
14,578 Skyline Champion Corporation
a
800,041
41,100 Sony Group Corporation 4,228,192
35,565 Sony Group Corporation ADR 3,652,881
639 Standard Motor Products, Inc. 27,566
12,545 Stellantis NV 203,098
2,207 Strategic Education, Inc. 146,501
442,610 Tabcorp Holdings, Ltd. 1,763,408
4,000 Takara Standard Company, Ltd. 41,409
10,921 Tapestry, Inc. 405,715
21,661 Taylor Morrison Home Corporation
a
589,612
12,703 Tesla, Inc.
a
13,688,753
Shares Common Stock (80.8%) Value
Consumer Discretionary (9.3%) - continued
1,288 Thor Industries, Inc. $ 101,366
32,041 ThredUp, Inc.
a
246,716
7,945 Thule Group AB
c
314,509
1,400 Tokyotokeiba Company, Ltd. 49,807
11,100 Toll Brothers, Inc. 521,922
818 TopBuild Corporation
a
148,377
225,100 Toyota Motor Corporation 4,060,355
9,632 TripAdvisor, Inc.
a
261,220
2,462 Tupperware Brands Corporation
a
47,886
2,121 Ulta Beauty, Inc.
a
844,625
1,876 Urban Outfitters, Inc.
a
47,106
4,066 Vail Resorts, Inc. 1,058,258
654 Visteon Corporation
a
71,371
567 Volkswagen AG 140,061
239 Williams-Sonoma, Inc. 34,655
3,812 Wingstop, Inc. 447,338
2,846 Wolverine World Wide, Inc. 64,206
790 WW International, Inc.
a
8,082
14,035 Wyndham Hotels & Resorts, Inc. 1,188,624
5,404 Xometry, Inc.
a,b
198,597
4,302 Yum! Brands, Inc. 509,916
1,376 Zumiez, Inc.
a
52,577
Total 137,237,470
Consumer Staples (4.4%)
25,701 Alimentation Couche-Tard, Inc. 1,157,845
11,700 Arcs Company, Ltd. 202,872
34,201 BJ's Wholesale Club Holdings,
Inc.
a
2,312,330
417 Boston Beer Company, Inc.
a
161,992
47,702 British American Tobacco plc 2,003,346
24,593 Canopy Growth Corporation
a,b
186,491
18,786 Carlsberg AS 2,306,198
2,985 Casey's General Stores, Inc. 591,538
66 Constellation Brands, Inc. 15,201
8,955 Darling Ingredients, Inc.
a
719,803
28,059 Davide Campari-Milano NV 325,460
96,644 Diageo plc 4,902,212
33,725 e.l.f. Beauty, Inc.
a
871,117
21,277 ForFarmers BV 80,244
10,828 Greggs plc 347,769
3,706 Hain Celestial Group, Inc.
a
127,486
1,249 Hershey Company 270,571
3,452 Ingredion, Inc. 300,842
56,000 Japan Tobacco, Inc. 956,345
49,100 Kao Corporation 2,004,785
9,852 Kimberly-Clark Corporation 1,213,372
61,326 Lamb Weston Holdings, Inc. 3,674,041
77 Lindt & Spruengli AG 916,448
11,350 L'Oreal SA 4,533,729
99 Medifast, Inc. 16,907
102,238 Metcash, Ltd. 346,117
5,200 Ministop Company, Ltd. 61,832
3,603 Molson Coors Beverage Company 192,328
8,753 Mowi ASA 235,770
75,347 Nestle SA 9,796,516
2,985 Performance Food Group
Company
a
151,966
63,772 Philip Morris International, Inc. 5,990,742
369 PriceSmart, Inc. 29,103
7,904 Royal Unibrew AS 738,436
554 SalMar ASA 43,793
438 Seneca Foods Corporation
a
22,575
9,134 Sprouts Farmers Markets, Inc.
a
292,105
1,600 Sundrug Company, Ltd. 38,969

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Consumer Staples (4.4%) - continued
29,617 Sysco Corporation $ 2,418,228
2,900 TSURUHA Holdings, Inc. 184,145
19,142 Turning Point Brands, Inc. 651,019
30,891 Unilever plc 1,396,164
2,902 US Foods Holding Corporation
a
109,202
6,445 Utz Brands, Inc. 95,257
83,245 Walmart, Inc. 12,396,845
Total 65,390,056
Energy (4.4%)
8,611 Antero Midstream Corporation 93,602
30,114 Antero Resources Corporation
a
919,380
3,048 APA Corporation 125,974
9,288 Archrock, Inc. 85,728
535,300 BP plc 2,624,237
82,809 BP plc ADR 2,434,585
1,591 California Resources Corporation 71,165
5,286 ChampionX Corporation
a
129,401
49,612 ConocoPhillips 4,961,200
4,754 Continental Resources, Inc. 291,563
159 Core Laboratories NV 5,029
356 Delek Group, Ltd.
a
51,538
73,394 Devon Energy Corporation 4,339,787
2,591 Diamondback Energy, Inc. 355,174
39,319 DNO International ASA 57,360
795 DT Midstream, Inc. 43,137
6,890 Enbridge, Inc. 317,178
1,783 EnLink Midstream, LLC 17,206
146,239 Enterprise Products Partners, LP 3,774,429
423 EQT Corporation 14,555
118,306 Equinor ASA 4,417,151
3,007 Equitrans Midstream Corporation 25,379
116,388 Galp Energia SGPS SA 1,471,465
64,708 Halliburton Company 2,450,492
4,856 Helix Energy Solutions Group, Inc.
a
23,212
7,894 HF Sinclair Corporation
a
314,576
22,800 Inpex Corporation 268,067
69,264 Italgas SPA 444,363
1,316 Liberty Oilfield Services, Inc.
a
19,503
1,643 Lundin Energy AB 68,963
36,819 Marathon Oil Corporation 924,525
29,107 Marathon Petroleum Corporation 2,488,648
6,438 Matador Resources Company 341,085
2,453 Newpark Resources, Inc.
a
8,978
8,958 Nine Energy Service, Inc.
a,b
33,503
2,900 Nippon Gas Company, Ltd. 35,389
25,319 NOV, Inc. 496,506
3,021 Oceaneering International, Inc.
a
45,798
33,428 OMV AG 1,597,282
5,882 Origin Energy, Ltd. 27,379
1,166 Par Pacific Holdings, Inc.
a
15,181
5,812 Peabody Energy Corporation
a
142,568
683 Pembina Pipeline Corporation 25,661
17,031 Pioneer Natural Resources
Company 4,258,261
16,181 ProPetro Holding Corporation
a
225,401
7,706 Ring Energy, Inc.
a,b
29,437
167 RPC, Inc.
a
1,782
993 Select Energy Services, Inc.
a
8,510
319,817 Shell plc 8,765,749
8,986 SM Energy Company 350,005
27,634 Suncor Energy, Inc. 899,655
17,635 Talos Energy, Inc.
a
278,457
2,691 Targa Resources Corporation 203,090
134,067 TC Energy Corporation 7,561,544
Shares Common Stock (80.8%) Value
Energy (4.4%) - continued
129,682 TechnipFMC plc
a
$ 1,005,035
15,051 Tenaris SA ADR 452,584
85,560 TotalEnergies SE 4,329,321
2,113 VAALCO Energy, Inc. 13,798
3,591 World Fuel Services Corporation 97,101
Total 64,877,632
Financials (13.5%)
8,691 AB Industrivarden, Class A 246,484
65,348 AB Industrivarden, Class C 1,821,503
96,154 Aegon NV 509,728
19,932 Air Lease Corporation 889,964
20,385 Allianz SE 4,868,130
8,274 American Equity Investment Life
Holding Company 330,215
35,379 American Express Company 6,615,873
5,072 American Financial Group, Inc. 738,585
8,296 Ameris Bancorp 364,028
793 Amundi SA
c
54,226
17,514 Annaly Capital Management, Inc. 123,299
2,400 Arch Capital Group, Ltd.
a
116,208
885 Argo Group International Holdings,
Ltd. 36,533
4,925 Arthur J. Gallagher & Company 859,905
16,907 ASX, Ltd. 1,028,457
28,522 Azimut Holding SPA 661,246
10,730 Baloise Holding AG 1,916,343
583,571 Banco Santander SA 1,984,111
198,364 Bank Hapoalim, Ltd. 1,963,929
300,278 Bank Leumi Le-Israel BM 3,234,808
169,192 Bank of America Corporation 6,974,094
6,352 Bank of Montreal 747,464
13,328 Bank of Nova Scotia 955,236
4,632 BankFinancial Corporation 47,987
6,768 BankUnited, Inc. 297,521
6,625 Banner Corporation 387,761
908,535 Barclays plc 1,761,169
361 Blackstone Mortgage Trust, Inc. 11,476
11,100 BNP Paribas SA 634,309
18,210 Brighthouse Financial, Inc.
a
940,729
1,769 Brown & Brown, Inc. 127,846
7,608 BRP Group, Inc.
a
204,123
819 Byline Bancorp, Inc. 21,851
135,562 CaixaBank SA 459,813
36,700 Canadian Imperial Bank of
Commerce 4,454,845
9,526 Canadian Western Bank 276,907
18,448 Capital One Financial Corporation 2,422,038
2,410 Cboe Global Markets, Inc. 275,752
15,945 Central Pacific Financial
Corporation 444,865
126,932 Charles Schwab Corporation 10,701,637
3,800 Chimera Investment Corporation 45,752
23,988 Chubb, Ltd. 5,131,033
68,640 CI Financial Corporation 1,090,421
3,953 Cincinnati Financial Corporation 537,450
5,992 CNO Financial Group, Inc. 150,339
8,201 Coinbase Global, Inc.
a
1,557,042
33,889 Comerica, Inc. 3,064,582
8,756 Commonwealth Bank of Australia 689,557
8,391 Community Trust Bancorp, Inc. 345,709
4,870 Customers Bancorp, Inc.
a
253,922
225,300 DBS Group Holdings, Ltd. 5,903,361
333,641 Deutsche Bank AG
a
4,201,962
20,761 Deutsche Pfandbriefbank AG
c
252,083

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Financials (13.5%) - continued
790 Dime Community Bancshares, Inc. $ 27,310
16,415 Discover Financial Services 1,808,769
209,869 DNB Bank ASA 4,744,916
8,950 East West Bancorp, Inc. 707,229
3,407 Enova International, Inc.
a
129,364
1,105 Enterprise Financial Services
Corporation 52,278
68,158 Equitable Holdings, Inc. 2,106,764
198 Equity Bancshares, Inc. 6,397
6,357 Essent Group, Ltd. 261,972
22,130 Euronext NV
c
2,010,471
55,374 F.N.B. Corporation 689,406
835 FactSet Research Systems, Inc. 362,515
1,740 Federated Hermes, Inc. 59,264
6,639 Financial Institutions, Inc. 200,033
28,598 Finecobank Banca Fineco SPA 433,836
35,039 First Bancorp 459,712
1,894 First Busey Corporation 47,994
7,696 First Financial Corporation 333,083
747 First of Long Island Corporation 14,537
5,545 Flushing Financial Corporation 123,931
18,217 Franklin Resources, Inc. 508,619
28,403 Fulton Financial Corporation 472,058
3,659 Global Life, Inc. 368,095
2,136 Granite Point Mortgage Trust, Inc. 23,752
7,187 Great Southern Bancorp, Inc. 424,105
22,110 Groupe Bruxelles Lambert SA 2,287,874
10,668 Hamilton Lane, Inc. 824,530
20,705 Hancock Whitney Corporation 1,079,766
19,080 Hanmi Financial Corporation 469,559
5,631 Hanover Insurance Group, Inc. 841,947
7,714 Heartland Financial USA, Inc. 368,961
423 Heritage Financial Corporation 10,600
2,734 Home Capital Group, Inc. 83,104
1,249 HomeStreet, Inc. 59,178
4,233 Hometrust Bancshares, Inc. 125,000
58,768 Hope Bancorp, Inc. 944,989
666 Horace Mann Educators
Corporation 27,859
6,598 Horizon Bancorp, Inc. 123,185
411,880 HSBC Holdings plc 2,813,365
161,282 Humm Group, Ltd.
b
102,839
13,447 Independent Bank Corporation 295,834
85 International Bancshares
Corporation 3,588
43,355 Invesco Mortgage Capital, Inc. 98,849
30,128 Invesco, Ltd. 694,752
44,202 J.P. Morgan Chase & Company 6,025,617
20,600 Japan Post Holdings Company,
Ltd. 151,291
663 Jefferies Financial Group, Inc. 21,780
13,638 KBC Groep NV 978,521
8,576 Kinsale Capital Group, Inc. 1,955,500
2,067 L E Lundbergforetagen AB 104,905
1,436 Ladder Capital Corporation 17,045
2,969 Lakeland Bancorp, Inc. 49,582
58,897 Laurentian Bank of Canada 1,957,972
5,467 Lincoln National Corporation 357,323
18,382 M&T Bank Corporation 3,115,749
23,986 Manulife Financial Corporation 511,512
11,190 Marsh & McLennan Companies,
Inc. 1,907,000
45,969 Mediobanca SPA 464,542
2,243 Mercantile Bank Corporation 79,447
37 Merchants Bancorp 1,013
Shares Common Stock (80.8%) Value
Financials (13.5%) - continued
44,755 MFA Financial, Inc. $ 180,363
11,680 Midland States Bancorp, Inc. 337,085
6,609 MidWestOne Financial Group, Inc. 218,758
328,800 Mitsubishi HC Capital, Inc. 1,527,775
49,415 Mizrahi Tefahot Bank, Ltd. 1,929,760
56,137 Morgan Stanley 4,906,374
2,102 MSCI, Inc. 1,057,054
71,959 Natwest Group plc 203,236
5,909 Navient Corporation 100,689
79,272 New York Community Bancorp,
Inc. 849,796
12,417 New York Mortgage Trust, Inc. 45,322
7,658 NMI Holdings, Inc.
a
157,908
18,509 Nordea Bank Abp 190,494
4,439 Northern Trust Corporation 516,922
522 Northfield Bancorp, Inc. 7,496
8,035 OceanFirst Financial Corporation 161,503
4,037 OFG Bancorp 107,546
682 Old Second Bancorp, Inc. 9,896
7,416 OneMain Holdings, Inc. 351,593
60,300 ORIX Corporation 1,201,933
41,600 Oversea-Chinese Banking
Corporation, Ltd. 377,389
13,422 Paragon Banking Group plc 87,812
19,159 Popular, Inc. 1,566,057
22,902 Poste Italiane SPA
c
259,724
1,929 Premier Financial Corporation 58,507
32 Primerica, Inc. 4,378
4,283 QCR Holdings, Inc. 242,375
30,543 Radian Group, Inc. 678,360
60,174 Raymond James Financial, Inc. 6,613,724
2,800 Reinsurance Group of America,
Inc. 306,488
6,760 RenaissanceRe Holdings, Ltd. 1,071,528
177,900 Resona Holdings, Inc. 757,737
3,067 Royal Bank of Canada 337,673
13,245 S&P Global, Inc. 5,432,834
218 S&T Bancorp, Inc. 6,448
14,695 Sampo Oyj 718,064
9,196 Seacoast Banking Corporation of
Florida 322,044
10,697 SEI Investments Company 644,066
4,005 Signature Bank 1,175,427
31,535 Skandinaviska Enskilda Banken
AB 340,920
123,449 Standard Chartered plc 819,453
7,375 Starwood Property Trust, Inc. 178,254
39,036 State Street Corporation 3,400,816
74,600 Sumitomo Mitsui Financial Group,
Inc. 2,356,493
50,900 Sumitomo Mitsui Trust Holdings,
Inc. 1,656,522
38,070 Sun Life Financial, Inc. 2,125,574
27,310 Svenska Handelsbanken AB 251,128
5,311 Svolder AB 35,540
63,863 Swedbank AB
b
953,835
3,615 Swiss Life Holding AG 2,316,513
4,454 Synchrony Financial 155,044
1,625 Territorial Bancorp, Inc. 39,000
9,169 Texas Capital Bancshares, Inc.
a
525,475
542 TMX Group, Ltd. 55,746
1,600 Tokyo Century Corporation 58,658
1,212 Topdanmark AS 67,845
38,219 Toronto-Dominion Bank 3,032,390
89 Towne Bank 2,665
7,058 TPG RE Finance Trust, Inc. 83,355

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Financials (13.5%) - continued
8,286 Tradeweb Markets, Inc. $ 728,091
854 TriCo Bancshares 34,186
58,061 Truist Financial Corporation 3,292,059
7,307 TrustCo Bank Corporation NY 233,312
14,490 Tryg AS 352,320
17,969 Two Harbors Investment
Corporation 99,369
38,438 Umpqua Holdings Corporation 724,941
11,461 UniCredit SPA 123,639
728 Univest Financial Corporation 19,481
35,579 Unum Group 1,121,094
549 Vontobel Holding AG 46,168
105 Washington Trust Bancorp, Inc. 5,512
107,268 Wells Fargo & Company 5,198,207
18,952 Western Alliance Bancorp 1,569,605
10,087 Western Asset Mortgage Capital
Corporation 17,249
212 Wintrust Financial Corporation 19,701
21,746 Zions Bancorporation NA 1,425,668
6,435 Zurich Insurance Group AG 3,178,246
Total 200,431,411
Health Care (10.1%)
17,036 AbbVie, Inc. 2,761,706
2,366 AdaptHealth Corporation
a
37,927
10,435 Adaptive Biotechnologies
Corporation
a
144,838
28,600 Agilon Health, Inc.
a,b
725,010
4,160 ALK-Abello AS
a
91,707
3,832 Allogene Therapeutics, Inc.
a
34,910
852 Amedisys, Inc.
a
146,791
11,968 Amgen, Inc. 2,894,102
237 Amplifon SPA 10,548
16,230 Anthem, Inc. 7,972,501
3,541 Argenx SE ADR
a
1,116,513
5,956 Ascendis Pharma AS ADR
a
698,996
169,600 Astellas Pharma, Inc. 2,649,982
28,099 AstraZeneca plc 3,726,283
49,898 AstraZeneca plc ADR 3,310,233
29,365 Avacta Group plc
a,b
28,546
3,468 Avanos Medical, Inc.
a
116,178
28,804 Avantor, Inc.
a
974,151
16,714 Axonics, Inc.
a,b
1,046,296
1,518 Baxter International, Inc. 117,706
10,559 Biogen, Inc.
a
2,223,725
6,701 BioLife Solutions, Inc.
a
152,314
210 Bio-Rad Laboratories, Inc.
a
118,278
2,393 Bio-Techne Corporation 1,036,265
41,289 Centene Corporation
a
3,476,121
2,406 Charles River Laboratories
International, Inc.
a
683,232
708 Chemed Corporation 358,637
46,900 Chugai Pharmaceutical Company,
Ltd. 1,564,979
15,228 Cigna Holding Company 3,648,781
2,136 Cooper Companies, Inc. 891,972
12,140 Covetrus, Inc.
a
203,831
53,113 CSL, Ltd. 10,603,633
23,529 CVS Health Corporation 2,381,370
15,177 Danaher Corporation 4,451,869
9,524 Dechra Pharmaceuticals plc 505,648
987 Dentsply Sirona, Inc. 48,580
2,488 DexCom, Inc.
a
1,272,861
2,121 Editas Medicine, Inc.
a
40,341
28,773 Edwards Lifesciences Corporation
a
3,387,158
Shares Common Stock (80.8%) Value
Health Care (10.1%) - continued
3,551 Elanco Animal Health, Inc.
a
$ 92,646
2,395 Encompass Health Corporation 170,308
786 Exact Sciences Corporation
a
54,957
2,144 Fisher & Paykel Healthcare
Corporation, Ltd. 35,977
1,408 Generation Bio Company
a
10,335
23,195 Gilead Sciences, Inc. 1,378,943
39,221 GlaxoSmithKline plc ADR 1,708,467
1,912 Global Blood Therapeutics, Inc.
a
66,232
897 Globus Medical, Inc.
a
66,181
9,924 Guardant Health, Inc.
a
657,366
8,377 Halozyme Therapeutics, Inc.
a
334,075
14,700 HCA Healthcare, Inc. 3,684,114
2,542 HealthEquity, Inc.
a
171,432
1,578 ICU Medical, Inc.
a
351,326
15,208 Immunocore Holdings plc ADR
a
454,719
6,197 Inari Medical, Inc.
a
561,696
5,937 Inotiv, Inc.
a
155,431
3,830 Inspire Medical Systems, Inc.
a
983,123
4,241 Insulet Corporation
a
1,129,760
626 Integer Holdings Corporation
a
50,437
1,145 Integra LifeSciences Holdings
Corporation
a
73,578
14,046 Intuitive Surgical, Inc.
a
4,237,397
2,989 Invitae Corporation
a
23,822
35,670 Johnson & Johnson 6,321,794
575 Kymera Therapeutics, Inc.
a
24,334
2,033 Laboratorios Farmaceuticos ROVI,
SA 150,649
1,135 Laboratory Corporation of America
Holdings
a
299,254
24,767 Lantheus Holdings, Inc.
a
1,369,863
1,077 LNA Sante 44,077
1,174 Masimo Corporation
a
170,864
42,454 Medtronic plc 4,710,271
51,263 Merck & Company, Inc. 4,206,129
6,603 Merck KGaA 1,378,942
499 Molina Healthcare, Inc.
a
166,461
30,222 MultiPlan Corporation
a
141,439
4,802 Natera, Inc.
a
195,345
2,922 National HealthCare Corporation 205,212
102,772 Novartis AG 9,022,514
34,251 Novo Nordisk AS 3,798,989
25,539 Novo Nordisk AS ADR 2,836,106
2,210 NuVasive, Inc.
a
125,307
9,713 Omnicell, Inc.
a
1,257,736
36,100 Ono Pharmaceutical Company,
Ltd. 904,861
1,047 Orthofix Medical, Inc.
a
34,237
608 Pennant Group, Inc.
a
11,327
14,340 Phreesia, Inc.
a
378,002
7,661 Premier, Inc. 272,655
17,251 Progyny, Inc.
a
886,701
24,072 QIAGEN NV
a
1,181,217
56,635 Recordati SPA 2,839,659
8,390 Repligen Corporation
a
1,578,075
2,224 Roche Holding AG, Participation
Certificates 879,952
669 Sage Therapeutics, Inc.
a
22,144
15,249 Sanofi 1,559,061
5,020 Sarepta Therapeutics, Inc.
a
392,162
107 Sartorius Aktiengesellschaft 47,224
5,400 Sawai Group Holdings Company,
Ltd. 197,177
16,400 Shionogi & Company, Ltd. 1,007,671
5,996 Signify Health, Inc.
a
108,827

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Health Care (10.1%) - continued
13,754 Silk Road Medical, Inc.
a
$ 567,903
3,120 Sonova Holding AG 1,303,344
521 STAAR Surgical Company
a
41,633
3,619 Syneos Health, Inc.
a
292,958
9,600 Takeda Pharmaceutical Company,
Ltd. 273,525
4,872 Tecan Group AG 1,926,098
16,902 Teladoc Health, Inc.
a
1,219,141
2,554 Teleflex, Inc. 906,236
11,200 Terumo Corporation 338,895
7,092 Thermo Fisher Scientific, Inc. 4,188,890
6,534 Travere Therapeutics, Inc.
a
168,381
3,749 Turning Point Therapeutics, Inc.
a
100,661
489 U.S. Physical Therapy, Inc. 48,631
2,167 uniQure NV
a
39,158
345 Vaxcyte, Inc.
a
8,332
237 Veeva Systems, Inc.
a
50,353
2,872 Veracyte, Inc.
a
79,181
10,881 Vor BioPharma, Inc.
a
65,721
3,097 VYNE Therapeutics, Inc.
a
2,013
475 Waters Corporation
a
147,435
17,895 Zimmer Biomet Holdings, Inc. 2,288,771
25,931 Zoetis, Inc. 4,890,327
Total 149,780,666
Industrials (11.3%)
2,958 A.O. Smith Corporation 188,987
250 A.P. Moller - Maersk AS, Class B 751,241
21,541 Aalberts NV 1,116,396
2,562 ACCO Brands Corporation 20,496
6,659 AECOM 511,478
56,427 Airbus SE
a
6,808,997
560 Allegion plc 61,477
14,130 Altra Industrial Motion Corporation 550,081
4,987 AMETEK, Inc. 664,169
2,736 AMG Advanced Metallurgical
Group NV 117,549
1,256 Armstrong World Industries, Inc. 113,053
14,992 ASGN, Inc.
a
1,749,716
59,175 Assa Abloy AB 1,590,599
28,428 Atlas Copco AB, Class A 1,475,583
10,686 Atlas Copco AB, Class B 484,605
10,092 Atlas Corporation
b
148,151
107,567 Aurizon Holdings, Ltd. 295,664
7,613 AZZ, Inc. 367,251
65,184 Canadian National Railway
Company 8,744,036
29,542 Canadian Pacific Railway, Ltd. 2,438,222
19,596 Carlisle Companies, Inc. 4,819,048
10,131 CBIZ, Inc.
a
425,198
14,220 Chart Industries, Inc.
a
2,442,569
9,023 CIA De Distribucion Integral 165,038
460 Columbus McKinnon Corporation 19,504
38,100 COMSYS Holdings Corporation 829,668
662 Covenant Logistics Group, Inc. 14,253
25,578 Crane Company 2,769,586
3,536 CSW Industrials, Inc. 415,798
72,488 CSX Corporation 2,714,676
1,052 Cummins, Inc. 215,776
8,543 Curtiss-Wright Corporation 1,282,817
1,300 Daifuku Company, Ltd. 92,757
12,400 Daikin Industries, Ltd. 2,251,889
79,911 Delta Air Lines, Inc.
a
3,162,078
36,508 Deutsche Post AG 1,743,335
1,543 Donaldson Company, Inc. 80,128
Shares Common Stock (80.8%) Value
Industrials (11.3%) - continued
107 Douglas Dynamics, Inc. $ 3,701
3,260 Dover Corporation 511,494
42,541 Driven Brands Holdings, Inc.
a
1,117,978
14,610 DSV AS 2,800,088
5,801 EMCOR Group, Inc. 653,367
2,300 FANUC Corporation 403,673
12,657 Fastenal Company 751,826
41,286 First Advantage Corporation
a
833,564
5,378 Flowserve Corporation 193,070
4,912 Forrester Research, Inc.
a
277,135
5,742 Forward Air Corporation 561,453
1,574 GATX Corporation 194,121
2,566 Geberit AG 1,581,828
2,690 Generac Holdings, Inc.
a
799,629
16,509 General Dynamics Corporation 3,981,641
2,192 Getinge AB 87,327
551 Gibraltar Industries, Inc.
a
23,665
23,054 Golden Ocean Group, Ltd. 283,383
34 Gorman-Rupp Company 1,220
1,092 GrafTech International, Ltd. 10,505
180,112 GWA Group, Ltd. 333,899
8,000 Hanwa Company, Ltd. 210,934
40,075 Howmet Aerospace, Inc. 1,440,296
6,575 Hubbell, Inc. 1,208,288
309 ICF International, Inc. 29,089
6,039 IDEX Corporation 1,157,858
32,400 Inaba Denki Sangyo Company,
Ltd. 657,077
6,505 Indutrade AB 163,595
1,389 ITT Corporation 104,467
3,800 Jardine Matheson Holdings, Ltd. 209,000
246 JB Hunt Transport Services, Inc. 49,394
814 JetBlue Airways Corporation
a
12,169
46,559 Johnson Controls International plc 3,052,874
11,600 Kamigumi Company, Ltd. 208,227
3,150 Kennametal, Inc. 90,122
39,100 Kinden Corporation 503,934
2,500 Komatsu, Ltd. 60,064
15,466 KONE Oyj 809,342
14,678 L3Harris Technologies, Inc. 3,647,043
9,838 Landstar System, Inc. 1,483,866
62,918 Legrand SA 6,012,342
951 Lennox International, Inc. 245,225
15,493 Lincoln Electric Holdings, Inc. 2,135,090
5,543 Lockheed Martin Corporation 2,446,680
1,462 Manitowoc Company, Inc.
a
22,047
5,779 ManpowerGroup, Inc. 542,764
1,481 Masonite International
Corporation
a
131,720
5,781 Mercury Systems, Inc.
a
372,585
12,585 Middleby Corporation
a
2,063,185
83,200 Mitsubishi Corporation 3,122,225
46,700 Mitsubishi Electric Corporation 535,595
14,000 Mitsuboshi Belting, Ltd. 231,449
1,600 Mitsui & Company, Ltd. 43,432
5,622 MSC Industrial Direct Company,
Inc. 479,051
133 National Presto Industries, Inc. 10,234
20,900 Nidec Corporation 1,650,746
17,500 Nitto Kogyo Corporation 225,144
805 Nordson Corporation 182,799
11,889 Norfolk Southern Corporation 3,390,981
5,664 nVent Electric plc 196,994
1,866 Old Dominion Freight Line, Inc. 557,337
74,419 PageGroup plc 479,438

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Industrials (11.3%) - continued
11,326 Parker-Hannifin Corporation $ 3,213,866
20,400 Penta-Ocean Construction
Company, Ltd. 101,770
2,422 Proto Labs, Inc.
a
128,124
1,766 Quad/Graphics, Inc.
a
12,256
32,249 Ranpak Holdings Corporation
a
658,847
29,833 Raytheon Technologies
Corporation 2,955,555
4,205 RBC Bearings, Inc.
a
815,265
9,700 Recruit Holdings Company, Ltd. 421,436
23,378 Redde Northgate plc 132,669
22,302 Regal Rexnord Corporation 3,318,092
93,677 RELX plc 2,915,009
660 RHI Magnesita NV 20,944
15,019 Royal Mail plc 64,531
15,826 Rush Enterprises, Inc. 805,702
6,166 Ryder System, Inc. 489,149
1,857 Saia, Inc.
a
452,774
43,575 Schneider Electric SE 7,315,861
35,100 Secom Company, Ltd. 2,539,201
56,313 SEEK, Ltd. 1,240,159
2,400 SHO-BOND Holdings Company,
Ltd. 104,420
1,522 Siemens AG 210,748
4,478 SkyWest, Inc.
a
129,190
400 SMC Corporation 223,598
1,185 Snap-On, Inc. 243,494
7,648 Spirax-Sarco Engineering plc 1,250,297
10,397 Standex International Corporation 1,038,868
107,000 Sumitomo Corporation 1,853,097
35,403 Summit Materials, Inc.
a
1,099,617
33,448 Sun Country Airlines Holdings,
Inc.
a
875,669
970 Sunrun, Inc.
a
29,459
2,500 Taikisha, Ltd. 62,164
2,222 Technip Energies NV ADR
a
26,908
3,496 Teledyne Technologies, Inc.
a
1,652,315
15 Tetra Tech, Inc. 2,474
1,110 Thermon Group Holdings, Inc.
a
17,982
3,290 Timken Company 199,703
395 Toro Company 33,769
873 Toromont Industries, Ltd. 82,757
2,323 Trane Technologies plc 354,722
12,607 TransUnion 1,302,807
6,542 Trex Company, Inc.
a
427,389
7,178 TriMas Corporation 230,342
14,800 Tsubakimoto Chain Company 368,316
11,125 Tutor Perini Corporation
a
120,150
137,680 Uber Technologies, Inc.
a
4,912,422
461 UniFirst Corporation 84,953
26,463 United Parcel Service, Inc. 5,675,255
9,438 United Rentals, Inc.
a
3,352,472
1,890 Univar, Inc.
a
60,745
3,090 Valmont Industries, Inc. 737,274
3,187 Verisk Analytics, Inc. 684,026
15,169 Vicor Corporation
a
1,070,173
8,562 Vontier Corporation 217,389
1,783 Watsco, Inc. 543,173
307 Watts Water Technologies, Inc. 42,854
4,141 Werner Enterprises, Inc. 169,781
58,964 WillScot Mobile Mini Holdings
Corporation
a
2,307,261
1,209 Woodward, Inc. 151,016
1,937 Xylem, Inc. 165,149
1,400 Yellow Corporation
a
9,814
Shares Common Stock (80.8%) Value
Industrials (11.3%) - continued
7,900 Yuasa Trading Company, Ltd. $ 186,815
Total 167,133,175
Information Technology (13.9%)
2,627 ACI Worldwide, Inc.
a
82,724
15,727 Adobe, Inc.
a
7,165,536
10,400 Advantest Corporation 811,968
110 Agilysys, Inc.
a
4,387
21,417 Alignment Healthcare, Inc.
a
240,513
11,502 Allegro MicroSystems, Inc.
a
326,657
7,575 Alliance Data Systems Corporation 425,336
12,966 Amphenol Corporation 976,988
842 Anaplan, Inc.
a
54,772
127,580 Apple, Inc. 22,276,744
11,794 AppLovin Corporation
a
649,496
5,531 Arista Networks, Inc.
a
768,698
2,076 Arrow Electronics, Inc.
a
246,276
10,919 ASML Holding NV 7,296,353
8,669 Avalara, Inc.
a
862,652
1,676 Avaya Holdings Corporation
a
21,235
700 BayCurrent Consulting, Inc. 253,385
1,880 Benchmark Electronics, Inc. 47,075
2,571 BigCommerce Holdings, Inc.
a
56,331
5,383 Bill.com Holdings, Inc.
a
1,220,811
63,453 Block, Inc.
a
8,604,227
667 CACI International, Inc.
a
200,940
15,473 Calix, Inc.
a
663,946
3,928 CDK Global, Inc. 191,215
2,504 CDW Corporation 447,941
72,195 CGI, Inc.
a
5,751,230
138,758 Cisco Systems, Inc. 7,737,146
26,743 Cognex Corporation 2,063,222
12,573 CommScope Holding Company,
Inc.
a
99,075
60,976 Computershare, Ltd. 1,120,685
32 Concentrix Corporation 5,330
4,925 Coupa Software, Inc.
a
500,528
439 CTS Corporation 15,514
6,062 Descartes Systems Group, Inc.
a
444,102
4,388 Digital Turbine, Inc.
a
192,238
926 Diodes, Inc.
a
80,553
1,087 DocuSign, Inc.
a
116,439
15,695 Dolby Laboratories, Inc. 1,227,663
9,837 DXC Technology Company
a
320,981
2,943 Endava plc ADR
a
391,507
1,249 EPAM Systems, Inc.
a
370,466
4,382 ePlus, Inc.
a
245,655
3,215 Euronet Worldwide, Inc.
a
418,432
826 F5, Inc.
a
172,593
335 Fair Isaac Corporation
a
156,264
37,167 Fidelity National Information
Services, Inc. 3,732,310
15,032 Five9, Inc.
a
1,659,533
1,576 FLEETCOR Technologies, Inc.
a
392,519
16,600 Fuji Soft, Inc. 833,200
111 Genpact, Ltd. 4,830
8,488 Global Payments, Inc. 1,161,498
154,760 Halma plc 5,063,286
19,887 Hewlett Packard Enterprise
Company 332,312
3,600 Hoya Corporation 410,248
1,341 HubSpot, Inc.
a
636,895
464 I3 Verticals, Inc.
a
12,927
2,638 IPG Photonics Corporation
a
289,547

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Information Technology (13.9%) - continued
18,800 ITOCHU Techno-Solutions
Corporation $ 480,236
7,790 Jack Henry & Associates, Inc. 1,535,020
7,600 Keyence Corporation 3,524,140
66 Keysight Technologies, Inc.
a
10,426
911 Lam Research Corporation 489,763
22,702 Lattice Semiconductor
Corporation
a
1,383,687
9,031 LivePerson, Inc.
a
220,537
14,892 LiveRamp Holding, Inc.
a
556,812
1,479 Manhattan Associates, Inc.
a
205,152
1,632 MAXIMUS, Inc. 122,318
333 MaxLinear, Inc.
a
19,431
108 Microchip Technology, Inc. 8,115
103,423 Microsoft Corporation 31,886,345
3,674 MKS Instruments, Inc. 551,100
291 Model N, Inc.
a
7,828
4,834 Monolithic Power Systems, Inc. 2,347,777
19,400 Murata Manufacturing Company,
Ltd. 1,277,932
9,100 NEC Networks & System
Integration Corporation 132,447
4,000 Net One Systems Company, Ltd. 93,186
2,023 NetApp, Inc. 167,909
1,146 NETGEAR, Inc.
a
28,283
3,275 Nova, Ltd.
a
356,582
985 Nova, Ltd.
a
106,138
49,928 NVIDIA Corporation 13,623,354
4,378 Okta, Inc.
a
660,903
18,500 Oracle Corporation Japan 1,281,995
2,442 Palo Alto Networks, Inc.
a
1,520,169
2,977 Paycom Software, Inc.
a
1,031,173
14,781 Paymentus Holdings, Inc.
a,b
311,584
49,584 PayPal Holdings, Inc.
a
5,734,390
106 Progress Software Corporation 4,992
7,987 PTC, Inc.
a
860,360
2,199 Qorvo, Inc.
a
272,896
60,348 QUALCOMM, Inc. 9,222,381
114,700 Renesas Electronics Corporation
a
1,329,025
8,200 Ryoyo Electro Corporation
b
132,739
29,172 Salesforce.com, Inc.
a
6,193,799
83,062 Samsung Electronics Company,
Ltd. 4,753,055
1,869 ScanSource, Inc.
a
65,023
10,944 Semtech Corporation
a
758,857
10,013 ServiceNow, Inc.
a
5,576,140
1,166 Shopify, Inc.
a
788,169
36,237 Sierra Wireless, Inc.
a,b
653,715
1,931 SiTime Corporation
a
478,540
2,008 Skyworks Solutions, Inc. 267,626
28,222 Sprout Social, Inc.
a
2,261,147
10,806 STMicroelectronics NV ADR 467,035
3,200 Sumco Corporation 52,368
2,548 Synopsys, Inc.
a
849,172
5,306 TD SYNNEX Corporation 547,632
172,011 Telefonaktiebolaget LM Ericsson
ADR 1,572,181
18,007 Texas Instruments, Inc. 3,303,924
7,969 Thomson Reuters Corporation 865,202
5,600 Tokyo Electron, Ltd. 2,875,943
4,010 Universal Display Corporation 669,470
722 Upland Software, Inc.
a
12,714
1,133 VeriSign, Inc.
a
252,047
517 Vertex, Inc.
a
7,931
4,183 WEX, Inc.
a
746,456
9,391 Workiva, Inc.
a
1,108,138
Shares Common Stock (80.8%) Value
Information Technology (13.9%) - continued
13,489 Xerox Holdings Corporation $ 272,073
Total 206,750,416
Materials (4.5%)
1,299 AdvanSix, Inc. 66,366
26,229 Air Liquide SA 4,588,629
14,500 Air Water, Inc. 203,622
638 Alpha Metallurgical Resources,
Inc.
a
84,190
11,287 AptarGroup, Inc. 1,326,222
47,024 ArcelorMittal SA 1,506,381
962 Aurubis AG 114,519
2,429 Avery Dennison Corporation 422,573
95,791 Axalta Coating Systems, Ltd.
a
2,354,543
52 Balchem Corporation 7,108
24,698 BHP Group, Ltd. 952,047
30,321 Breedon Group plc 32,295
489 Cabot Corporation 33,452
611 Carpenter Technology Corporation 25,650
1,441 Celanese Corporation 205,876
40,562 CF Industries Holdings, Inc. 4,180,320
7,426 Chemours Company 233,770
6,942 Cleveland-Cliffs, Inc.
a
223,602
8,850 Compass Minerals International,
Inc. 555,691
7,931 Croda International plc 815,873
4,466 Crown Holdings, Inc. 558,652
28,711 Eastman Chemical Company 3,217,355
2,029 Eramet SA
a
331,282
7,616 Evonik Industries AG 211,288
31,363 Evraz plc
d
4
28,638 Ferrexpo plc 69,531
2,913 FMC Corporation 383,263
100,162 Fortescue Metals Group, Ltd. 1,539,678
417,115 Glencore Xstrata plc 2,714,038
84,220 Granges AB 825,684
12,080 Graphic Packaging Holding
Company 242,083
1,751 HeidelbergCement AG 99,237
87,243 Hexpol AB 851,558
4,193 Holmen AB 234,047
9,492 Huntsman Corporation 356,045
57,596 ICL Group, Ltd. 684,677
2,510 Ingevity Corporation
a
160,816
5,127 Innospec, Inc. 474,504
213 Israel Corporation, Ltd.
a
123,208
47,900 JFE Holdings, Inc. 670,322
6,070 Kaiser Aluminum Corporation 571,551
19,581 Koninklijke DSM NV 3,502,938
291 Koppers Holdings, Inc. 8,008
32,600 Kyoei Steel, Ltd. 355,421
2,800 Lintec Corporation 55,527
21,390 LyondellBasell Industries NV 2,199,320
1,941 Martin Marietta Materials, Inc. 747,071
58 Materion Corporation 4,973
2,716 Minerals Technologies, Inc. 179,663
11,700 Mitsubishi Gas Chemical
Company, Inc. 198,058
4,624 Myers Industries, Inc. 99,878
2,600 Neenah, Inc. 103,116
5 NewMarket Corporation 1,622
44,200 Nippon Steel Corporation 779,894
9,400 Nissan Chemical Corporation 551,383
141,543 Norsk Hydro ASA 1,375,215
28,128 Nucor Corporation 4,181,227

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Materials (4.5%) - continued
10,092 O-I Glass, Inc.
a
$ 133,013
4,417 Olin Corporation 230,921
5,094 Quaker Chemical Corporation 880,294
13,346 Raspadskaya OJSC Temporary
Shares
a,d
0
1,293 Rayonier Advanced Materials,
Inc.
a
8,495
2,595 Reliance Steel & Aluminum
Company 475,793
6,893 Rio Tinto plc 551,070
15,192 Rio Tinto, Ltd. 1,358,169
9,944 RPM International, Inc. 809,839
3,087 Ryerson Holding Corporation 108,107
116,642 Sandfire Resources, Ltd. 495,168
711 Schweitzer-Mauduit International,
Inc. 19,553
4,503 Sensient Technologies Corporation 378,027
11,703 Sherwin-Williams Company 2,921,303
17,000 Shin-Etsu Chemical Company, Ltd. 2,582,867
10,979 Sika AG 3,632,444
3,278 Solvay SA 323,067
1,441 Sonoco Products Company 90,149
55,895 SSAB AB, Class B
a
372,181
3,891 Steel Dynamics, Inc. 324,626
26,540 Stora Enso Oyj 520,650
3,449 SunCoke Energy, Inc. 30,731
8,972 Symrise AG 1,075,684
13,800 Taiyo Holdings Company, Ltd. 364,437
19,674 Teck Resources, Ltd. 794,633
31,600 Toagosei Company, Ltd. 277,792
5,480 Trinseo plc 262,602
1,941 Tronox Holdings plc 38,412
12,288 United States Steel Corporation 463,749
3,305 UPM-Kymmene Oyj 107,925
5,774 Westlake Corporation 712,512
1,461 Worthington Industries, Inc. 75,110
2,628 Yara International ASA 131,422
Total 67,145,611
Real Estate (2.7%)
20 Activia Properties, Inc. 69,724
79,014 AGNC Investment Corporation 1,035,083
13,407 Agree Realty Corporation 889,689
34,633 American Campus Communities,
Inc. 1,938,409
921 Apartment Income REIT
Corporation 49,237
7,749 AvalonBay Communities, Inc. 1,924,619
1,482 Breaemar Hotels & Resorts, Inc. 9,159
7,934 Camden Property Trust 1,318,631
1,187 CareTrust REIT, Inc. 22,909
28,764 CBRE Group, Inc.
a
2,632,481
170,500 CK Hutchison Holdings, Ltd. 1,246,766
288 Community Healthcare Trust, Inc. 12,157
32,423 CubeSmart 1,686,969
24,268 Cushman and Wakefield plc
a
497,737
46,220 DEXUS Property Group 377,279
6,022 Dream Industrial Real Estate
Investment Trust 77,747
1,773 EastGroup Properties, Inc. 360,415
17,438 EPR Properties 954,033
26,367 Essential Properties Realty Trust,
Inc. 667,085
831 Essex Property Trust, Inc. 287,094
1,803 Extra Space Storage, Inc. 370,697
Shares Common Stock (80.8%) Value
Real Estate (2.7%) - continued
635 Federal Realty Investment Trust $ 77,514
14,107 First Industrial Realty Trust, Inc. 873,364
2,940 FirstService Corporation 425,947
5,620 Four Corners Property Trust, Inc. 151,965
614 Getty Realty Corporation 17,573
2,522 Gladstone Commercial
Corporation 55,534
2,574 Gladstone Land Corporation 93,745
670 Highwoods Properties, Inc. 30,646
131,844 Host Hotels & Resorts, Inc. 2,561,729
32,000 Hysan Development Company,
Ltd. 93,549
2,460 Industrial Logistics Properties Trust 55,768
24,627 Ingenia Communities Group 92,972
1,918 Innovative Industrial Properties,
Inc. 393,957
1,129 Jones Lang LaSalle, Inc.
a
270,350
136 Kenedix Retail REIT Corporation 311,920
10,096 Kilroy Realty Corporation 771,536
4,441 Life Storage, Inc. 623,650
41,700 Link REIT 355,127
3,664 Medical Properties Trust, Inc. 77,457
49,890 MGIC Investment Corporation 676,010
13,390 National Retail Properties, Inc. 601,747
36,086 National Storage Affiliates Trust 2,264,757
37,574 Necessity Retail REIT, Inc. 297,210
3,172 NetSTREIT Corporation 71,180
38,970 New Residential Investment
Corporation 427,891
4,529 NexPoint Residential Trust, Inc. 409,014
2,050 One Liberty Properties, Inc. 63,120
321 Orion Office REIT, Inc. 4,494
17,035 Pebblebrook Hotel Trust 417,017
462 PS Business Parks, Inc. 77,653
19,248 PSP Swiss Property AG 2,527,884
698 RE/MAX Holdings, Inc. 19,356
3,212 Realty Income Corporation 222,592
29,277 Rexford Industrial Realty, Inc. 2,183,771
115,000 Road King Infrastructure, Ltd. 98,946
8,851 Sabra Health Care REIT, Inc. 131,791
2,373 SBA Communications Corporation 816,549
67,139 Service Properties Trust 592,837
8,563 Spirit Realty Capital, Inc. 394,069
9,557 STAG Industrial, Inc. 395,182
94,860 TAG Immobilien AG 2,148,008
14,731 UDR, Inc. 845,118
4,954 UMH Properties, Inc. 121,819
39,870 Wing Tai Holdings, Ltd. 52,380
Total 39,622,618
Utilities (1.6%)
234 American States Water Company 20,831
2,850 Artesian Resources Corporation 138,367
1,274 Avista Corporation 57,521
6,919 Canadian Utilities, Ltd. 212,083
22,500 CK Infrastructure Holdings, Ltd. 150,409
479 Consolidated Edison, Inc. 45,352
2,531 Consolidated Water Company,
Ltd. 27,993
36,796 Constellation Energy Corporation 2,069,775
51,986 Contact Energy, Ltd. 292,563
29,664 Duke Energy Corporation 3,312,282
414,022 Enel SPA 2,764,338
67,838 Engie SA 891,871
29,509 Entergy Corporation 3,445,176

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.8%) Value
Utilities (1.6%) - continued
502 Essential Utilities, Inc. $ 25,667
69,563 Exelon Corporation 3,313,286
166,000 Hong Kong and China Gas
Company, Ltd. 200,515
28,365 Iren SPA 75,143
15,300 Kyushu Electric Power Company,
Inc. 102,440
86,149 NiSource, Inc. 2,739,538
5,685 NorthWestern Corporation 343,886
3,172 Pinnacle West Capital Corporation 247,733
12,319 Sempra Energy 2,071,070
8,447 Spire, Inc. 606,157
12,499 UGI Corporation 452,714
2,603 Uniper SE 67,247
Total 23,673,957
Total Common Stock
(cost $922,662,311) 1,198,281,023
Shares
Registered Investment
Companies ( 3.8% ) Value
Unaffiliated  (1.0%)
4,277 Invesco QQQ Trust Series 1 1,550,584
27,252 SPDR S&P 500 ETF Trust 12,308,093
7,204 SPDR S&P Biotech ETF
a
647,496
7,162 SPDR S&P Oil & Gas Exploration
ETF
b
963,647
Total 15,469,820
Affiliated  (2.8%)
4,224,849 Thrivent Core Emerging Markets
Equity Fund 41,276,778
Total 41,276,778
Total Registered Investment
Companies (cost $55,297,098) 56,746,598
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
7,943,331 Thrivent Cash Management Trust 7,943,331
Total Collateral Held for
Securities Loaned
(cost $7,943,331) 7,943,331
Shares Preferred Stock ( 0.2% ) Value
Consumer Discretionary (0.2%)
764 Bayerische Motoren Werke AG 59,178
13,729 Volkswagen AG 2,359,360
Total 2,418,538
Total Preferred Stock
(cost $3,012,895) 2,418,538
Shares or
Principal
Amount Short-Term Investments ( 14.0% ) Value
Federal Farm Credit Discount
Notes
500,000 0.270%, 4/14/2022
e
499,969
Shares or
Principal
Amount Short-Term Investments (14.0%) Value
Federal Home Loan Bank Discount
Notes
2,100,000 0.134%, 4/6/2022
e,f
$ 2,099,950
30,000,000 0.145%, 4/7/2022
e
29,999,151
25,000,000 0.120%, 4/8/2022
e
24,999,174
13,000,000 0.140%, 4/14/2022
e
12,999,203
45,000,000 0.150%, 4/22/2022
e
44,995,541
10,000,000 0.060%, 4/29/2022
e
9,998,679
700,000 0.234%, 5/4/2022
e,f
699,731
1,300,000 0.250%, 5/17/2022
e,f
1,299,304
1,200,000 0.310%, 5/18/2022
e,f
1,199,344
35,000,000 0.235%, 5/23/2022
e
34,978,818
5,600,000 0.316%, 5/24/2022
e,f
5,596,546
700,000 0.330%, 5/25/2022
e,f
699,560
1,200,000 0.380%, 6/3/2022
e,f
1,198,703
1,300,000 0.589%, 7/19/2022
e,f
1,297,023
U.S. Treasury Bills
10,000,000 0.125%, 4/5/2022
e
9,999,856
15,000,000 0.035%, 4/7/2022
e
14,999,637
10,000,000 0.170%, 4/19/2022
e
9,999,306
Total Short-Term Investments
(cost $207,573,465) 207,559,495
Total Investments (cost
$1,196,489,100) 99.3% $1,472,948,985
Other Assets and Liabilities, Net
0.7% 10,667,446
Total Net Assets 100.0% $1,483,616,431
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $6,707,972 or 0.5% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 7,433,771
Total lending $7,433,771
Gross amount payable upon return of
collateral for securities loaned $7,943,331
Net amounts due to counterparty $509,560

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 76,238,011 54,805,057 21,432,954 –
Consumer Discretionary 137,237,470 94,738,003 42,499,467 –
Consumer Staples 65,390,056 32,624,570 32,765,486 –
Energy 64,877,632 31,915,330 32,962,302 –
Financials 200,431,411 118,707,584 81,723,827 –
Health Care 149,780,666 103,709,508 46,071,158 –
Industrials 167,133,175 98,521,062 68,612,113 –
Information Technology 206,750,416 168,305,655 38,444,761 –
Materials^ 67,145,611 31,966,379 35,179,228 4
Real Estate 39,622,618 32,170,316 7,452,302 –
Utilities 23,673,957 18,917,348 4,756,609 –
Registered Investment Companies
Unaffiliated 15,469,820 15,469,820 – –
Preferred Stock
Consumer Discretionary 2,418,538 – 2,418,538 –
Short-Term Investments 207,559,495 – 207,559,495 –
Subtotal Investments in Securities $1,423,728,876 $801,850,632 $621,878,240 $4
Other Investments  * Total
Affiliated Registered Investment Companies 41,276,778
Collateral Held for Securities Loaned 7,943,331
Subtotal Other Investments $49,220,109
Total Investments at Value $1,472,948,985
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 18,539,640 18,539,640 – –
Total Asset Derivatives $18,539,640 $18,539,640 $– $–
Liability Derivatives
Futures Contracts 2,688,560 2,688,560 – –
Total Liability Derivatives $2,688,560 $2,688,560 $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $14,441,056 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 15 June 2022 $ 1,505,201 $ 44,599
CME E-mini S&P 500 Index 1,173 June 2022 249,136,645 16,591,842
CME E-mini S&P Mid-Cap 400 Index 8 June 2022 2,067,745 83,615
ICE mini MSCI EAFE Index 124 June 2022 12,685,567 609,713
ICE US mini MSCI Emerging Markets Index 464 June 2022 24,901,729 1,209,871
Total Futures Long Contracts $ 290,296,887 $ 18,539,640
CME E-mini Russell 2000 Index (525) June 2022 ( $ 52,681,918) ( $ 1,561,082)
CME E-mini S&P Mid-Cap 400 Index (147) June 2022 (38,403,762) (1,127,478)
Total Futures Short Contracts ( $ 91,085,680) ($2,688,560)
Total Futures Contracts $ 199,211,207 $15,851,080
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,037 $– $– $41,277 4,225 2.8%
Total Affiliated Registered Investment
Companies 45,037 41,277 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,806 56,492 57,355 7,943 7,943 0.5
Total Collateral Held for Securities Loaned 8,806 7,943 0.5
Total Value $53,843 $49,220
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(3,760) $ – $–
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $– $(3,760) $ –

Government Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Asset-Backed Securities (9.2%)
Arkansas Student Loan Auth.
$ 1,131,450
1.423%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,132,580
Brazos Higher Education Authority,
Inc.
46,669
1.108%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
46,695
Cascade Funding Mortgage Trust,
LLC
1,324,643
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
1,304,323
1,672,189
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
1,646,026
ECMC Group Student Loan Trust
574,933
1.457%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
575,473
Goodgreen
1,148,808
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,133,105
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,557,415
1.650%,  3/25/2051, Ser.
2021-1 1,445,564
Missouri Higher Education Loan
Auth.
1,542,466
1.530%,  1/25/2061, Ser.
2021-1 1,419,136
1,862,589
1.157%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,824,365
Navient Student Loan Trust
1,502,016
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,363,480
858,321
1.507%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
862,581
1,106,864
1.357%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,113,969
New Hampshire Higher Education
Loan Corporation
853,046
1.657%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
849,404
Seasoned Loans Structured
Transaction Trust
1,257,605
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,196,902
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
1,703,884
SLM Student Loan Trust
292,968
0.857%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
286,424
Total 17,903,911
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (14.1%)
Cascade Funding Mortgage Trust,
LLC
$ 609,063
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
$ 604,428
1,489,350
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
1,473,100
Federal Home Loan Mortgage
Corporation - REMIC
1,858,584
1.500%,  3/25/2050, Ser.
4982, Class JA 1,737,762
720,609
3.000%,  10/15/2034, Ser.
4369, Class GV 721,792
229,033
2.000%,  1/15/2041, Ser.
4074, Class JA 226,195
1,040,735
1.750%,  6/15/2042, Ser.
4097, Class QN 974,902
545,001
1.750%,  12/15/2042, Ser.
4141, Class KM 505,189
711,899
3.000%,  5/15/2045, Ser.
4631, Class PA 701,491
586,835
3.000%,  3/15/2047, Ser.
4734, Class JA 574,823
1,227,715
3.500%,  8/15/2047, Ser.
4860, Class CA 1,220,350
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,595,573
1,125,417
2.000%,  9/25/2049, Ser.
4906, Class KE 1,060,110
Federal National Mortgage
Association - REMIC
480,142
2.000%,  11/25/2032, Ser.
2012-123, Class BA 466,260
549,018
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 543,340
513,369
3.000%,  1/25/2043, Ser.
2013-114, Class AB 508,264
607,232
3.250%,  6/25/2043, Ser.
2013-60, Class PT 606,950
495,154
3.000%,  3/25/2046, Ser.
2016-66, Class PA 484,994
177,489
3.500%,  12/25/2047, Ser.
2018-41, Class PB 176,604
Finance of America HECM Buyout
992,053
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
973,131
GMAC Mortgage Corporation
Loan Trust
37,291
0.957%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
25,657
Mello Warehouse Securitization
Trust
1,700,000
1.207%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
1,691,344
NewRez Warehouse Securitization
Trust
1,750,000
1.207%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,739,531
RMF Buyout Issuance Trust
1,401,222
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
1,351,443

Government Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (14.1%) -
continued
Seasoned Credit Risk Transfer
Trust
$ 864,290
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
$ 861,320
1,224,204
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,208,179
1,298,181
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,257,913
1,437,050
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,382,359
1,438,999
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,351,399
1,231,750
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
1,181,908
Wachovia Asset Securitization, Inc.
182,720
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
178,499
Total 27,384,810
Commercial Mortgage-Backed Securities (0.9%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,875,197
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,738,949
Total 1,738,949
Energy (0.1%)
Petroleos Mexicanos
105,000 2.378%,  4/15/2025 104,558
Total 104,558
Financials (1.5%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b,d
739,629
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
747,868
Preferred Term Securities XXIII,
Ltd.
33,820
1.026%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
28,740
Santander UK plc
700,000 1.625%,  2/12/2023
b
696,290
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
734,692
Total 2,947,219
Foreign Government (2.9%)
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b,d
751,952
Export Development Canada
2,000,000 2.500%,  1/24/2023
d
2,013,795
Province of British Columbia
1,550,000 1.750%,  9/27/2024 1,522,021
Province of Ontario
1,000,000 3.400%,  10/17/2023 1,016,253
Province of Quebec
400,000 7.500%,  7/15/2023
d
426,276
Total 5,730,297
Principal
Amount Long-Term Fixed Income (98.8%) Value
Mortgage-Backed Securities (27.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 2,086,993 3.000%,  2/1/2050 $ 2,051,507
Federal National Mortgage
Association
2,471,500 2.500%,  12/1/2051 2,361,710
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
350,000 1.500%,  4/1/2037
e
331,830
175,000 2.000%,  4/1/2037
e
169,962
1,655,000 1.500%,  5/1/2037
e
1,566,011
3,750,000 2.000%,  5/1/2037
e
3,633,911
3,500,000 2.500%,  5/1/2037
e
3,449,308
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,477,448 2.000%,  3/1/2051 2,306,479
4,720,000 2.000%,  4/1/2052
e
4,381,303
1,350,000 2.500%,  4/1/2052
e
1,287,984
3,775,000 2.000%,  5/1/2052
e
3,497,208
12,800,000 2.500%,  5/1/2052
e
12,186,686
12,000,000 3.000%,  5/1/2049
e
11,710,048
5,100,000 3.500%,  5/1/2049
e
5,091,176
Total 54,025,123
U.S. Government & Agencies (42.4%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 399,139
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,507,782
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 974,519
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,365,448
500,000 5.960%,  9/11/2028 601,786
875,000 0.875%,  8/5/2030 764,035
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,410,404
U.S. Treasury Bonds
2,565,000 1.375%,  8/15/2050 1,974,248
500,000 1.875%,  2/28/2027 486,602
1,375,000 2.250%,  11/15/2027 1,359,155
1,500,000 5.250%,  11/15/2028 1,757,402
5,340,000 2.625%,  2/15/2029 5,404,247
11,860,000 1.500%,  2/15/2030 11,118,750
1,375,000 1.375%,  11/15/2031 1,261,563
630,000 1.125%,  5/15/2040 496,420
1,115,000 3.000%,  5/15/2042 1,180,898
4,180,000 2.500%,  5/15/2046 4,095,584
4,150,000 2.875%,  5/15/2049 4,462,871
U.S. Treasury Bonds, TIPS
854,618 0.500%,  1/15/2028 914,140
791,778 0.875%,  2/15/2047 946,856
U.S. Treasury Notes
225,000 2.000%,  11/30/2022 225,984
3,020,000 1.375%,  2/15/2023 3,014,456
3,750,000 0.125%,  4/30/2023 3,683,789
275,000 2.750%,  7/31/2023 277,546
1,500,000 0.125%,  8/31/2023 1,459,336
5,270,000 0.750%,  12/31/2023 5,133,309

Government Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
U.S. Government & Agencies (42.4%) -
continued
$ 1,175,000 0.125%,  1/15/2024 $ 1,130,616
350,000 2.500%,  1/31/2024 351,176
1,000,000 0.250%,  6/15/2024 953,750
250,000 2.125%,  7/31/2024 248,223
3,500,000 1.250%,  8/31/2024 3,400,879
6,850,000 2.250%,  11/15/2024 6,807,455
1,450,000 1.375%,  1/31/2025 1,405,367
1,000,000 2.875%,  7/31/2025 1,010,938
900,000 0.250%,  8/31/2025 832,711
525,000 2.625%,  1/31/2026 526,989
650,000 0.500%,  2/28/2026 600,945
750,000 1.750%,  12/31/2026 725,684
1,000,000 0.625%,  11/30/2027 902,813
2,000,000 1.250%,  5/31/2028 1,861,953
U.S. Treasury Notes, TIPS
1,331,057 0.125%,  10/15/2024 1,392,306
3,130,621 0.125%,  10/15/2025 3,281,466
Total 82,709,540
Total Long-Term Fixed Income
(cost $197,522,028) 192,544,407
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
2,865,300 Thrivent Cash Management Trust 2,865,300
Total Collateral Held for
Securities Loaned
(cost $2,865,300) 2,865,300
Shares or
Principal
Amount Short-Term Investments ( 26.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.200%, 5/4/2022
f,g
99,962
100,000 0.320%, 5/11/2022
f,g
99,953
100,000 0.360%, 5/18/2022
f,g
99,945
Thrivent Core Short-Term Reserve
Fund
4,941,308 0.660% 49,413,080
U.S. Treasury Bills
1,000,000 0.125%, 4/14/2022
f,h
999,949
Total Short-Term Investments
(cost $50,675,581) 50,712,889
Total Investments (cost
$251,062,909) 126.3% $246,122,596
Other Assets and Liabilities, Net
(26.3%) (51,243,975)
Total Net Assets 100.0% $194,878,621
a Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $23,152,437 or 11.9% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At March 31, 2022, $718,963 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 2,792,510
Total lending $2,792,510
Gross amount payable upon return of
collateral for securities loaned $2,865,300
Net amounts due to counterparty $72,790
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 17,903,911 – 17,903,911 –
Collateralized Mortgage Obligations 27,384,810 – 27,384,810 –
Commercial Mortgage-Backed Securities 1,738,949 – 1,738,949 –
Energy 104,558 – 104,558 –
Financials 2,947,219 – 2,947,219 –
Foreign Government 5,730,297 – 5,730,297 –
Mortgage-Backed Securities 54,025,123 – 54,025,123 –
U.S. Government & Agencies 82,709,540 – 82,709,540 –
Short-Term Investments 1,299,809 – 1,299,809 –
Subtotal Investments in Securities $193,844,216 $– $193,844,216 $–
Other Investments  * Total
Affiliated Short-Term Investments 49,413,080
Collateral Held for Securities Loaned 2,865,300
Subtotal Other Investments $52,278,380
Total Investments at Value $246,122,596
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 693,469 693,469 – –
Total Asset Derivatives $693,469 $693,469 $– $–
Liability Derivatives
Futures Contracts 434,565 434,565 – –
Total Liability Derivatives $434,565 $434,565 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $299,860 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 117 June 2022 $ 13,840,975 ( $ 422,538)
Total Futures Long Contracts $ 13,840,975 ( $ 422,538)
CBOT 10-Yr. U.S. Treasury Note (36) June 2022 ( $ 4,549,947) $ 126,447
CBOT 2-Yr. U.S. Treasury Note (204) June 2022 (43,749,374) 517,310
CBOT U.S. Long Bond (7) June 2022 (1,082,410) 31,973
CME Ultra Long Term U.S. Treasury Bond (8) June 2022 (1,404,973) (12,027)
Ultra 10-Yr. U.S. Treasury Note (4) June 2022 (559,614) 17,739
Total Futures Short Contracts ( $ 51,346,318) $681,442
Total Futures Contracts ( $ 37,505,343) $258,904

Government Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $52,657 $12,002 $15,246 $49,413 4,941 25.3%
Total Affiliated Short-Term Investments 52,657 49,413 25.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,389 2,386 910 2,865 2,865 1.5
Total Collateral Held for Securities Loaned 1,389 2,865 1.5
Total Value $54,046 $52,278
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $41
Total Income/Non Income Cash from Affiliated
Investments $41
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.9% )
a
Value
Capital Goods (1.0%)
Grinding Media, Inc., Term Loan
$ 3,419,815
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
$ 3,381,342
Mauser Packaging Solutions
Holding Company, Term Loan
1,538,414
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,514,692
Vertiv Group Corporation, Term
Loan
3,648,812
2.991%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,553,031
Total 8,449,065
Communications Services (1.2%)
DIRECTV Financing, LLC, Term
Loan
3,423,675
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
3,416,109
NEP Group, Inc., Term Loan
2,800,105
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,745,503
Peraton Corporation, Term Loan
3,276,628
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,248,973
Total 9,410,585
Consumer Cyclical (0.5%)
Cengage Learning, Inc., Term
Loan
1,622,586
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,607,382
Staples, Inc., Term Loan
2,583,704
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
2,436,485
Total 4,043,867
Consumer Non-Cyclical (1.0%)
City Brewing Company, LLC, Term
Loan
1,296,742
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,180,035
Endo Luxembourg Finance
Company I SARL, Term Loan
2,505,618
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
2,341,450
Global Medical Response, Inc.,
Term Loan
1,602,711
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
1,590,114
1,070,580
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,061,544
Herens US Holdco Corporation,
Term Loan
1,736,897
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,691,303
Total 7,864,446
Energy (0.3%)
GIP II Blue Holding LP, Term Loan
2,411,955
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
2,399,895
Total 2,399,895
Principal
Amount Bank Loans (5.9%)
a
Value
Financials (0.4%)
Asurion, LLC, Term Loan
$ 1,912,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
$ 1,866,590
CoreLogic, Inc., Term Loan
1,582,050
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,561,294
Total 3,427,884
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,845,052
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
2,793,841
Gogo Intermediate Holdings, LLC,
Term Loan
1,578,075
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,564,267
Rackspace Technology Global,
Inc., Term Loan
1,534,500
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,503,257
Redstone Holdco 2 LP, Term Loan
1,318,375
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
1,285,416
Total 7,146,781
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
4,080,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
4,127,165
Air Canada, Term Loan
1,020,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,009,371
Total 5,136,536
Total Bank Loans
(cost $48,565,137) 47,879,059
Principal
Amount Long-Term Fixed Income ( 88.7% ) Value
Basic Materials (5.0%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,c,d
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
e
5,175
Chemours Company
2,410,000 5.750%,  11/15/2028
e
2,341,604
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
e
1,578,072
2,984,000 4.875%,  3/1/2031
e,f
2,950,430
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
e
3,712,950
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
e
1,094,660
2,020,000 6.875%,  10/15/2027
e
2,115,950
Freeport-McMoRan, Inc.
5,000 4.125%,  3/1/2028 4,995
Hecla Mining Company
895,000 7.250%,  2/15/2028 937,656
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
e
655,877

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Basic Materials (5.0%) - continued
Mercer International, Inc.
$ 1,565,000 5.500%,  1/15/2026 $ 1,576,737
420,000 5.125%,  2/1/2029 405,300
Novelis Corporation
870,000 3.250%,  11/15/2026
e
831,094
2,050,000 4.750%,  1/30/2030
e
1,990,273
670,000 3.875%,  8/15/2031
e
612,822
OCI NV
2,621,000 4.625%,  10/15/2025
e
2,640,658
Olin Corporation
2,465,000 5.625%,  8/1/2029 2,495,739
SCIL USA Holdings, LLC
2,557,000 5.375%,  11/1/2026
e
2,352,440
SPCM SA
1,074,000 3.125%,  3/15/2027
e
988,080
1,133,000 3.375%,  3/15/2030
e
994,661
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
e
2,174,970
Taseko Mines, Ltd.
2,390,000 7.000%,  2/15/2026
e
2,461,103
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
e
1,744,540
United States Steel Corporation
3,976,000 6.875%,  3/1/2029
f
4,135,040
Total 40,804,021
Capital Goods (10.8%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,d,g
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
e
2,263,232
AECOM
1,885,000 5.125%,  3/15/2027 1,927,846
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
e
2,621,537
2,240,000 4.625%,  5/15/2030
e
2,122,915
ARD Finance SA
1,700,000 6.500%,  6/30/2027
e
1,554,437
Ardagh Packaging Finance plc
3,665,000 5.250%,  8/15/2027
e
3,387,834
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
e,f
1,704,068
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
e
1,043,700
1,960,000 7.875%,  4/15/2027
e
1,919,065
2,250,000 6.000%,  2/15/2028
e
2,108,790
Brand Industrial Services, Inc.
790,000 8.500%,  7/15/2025
e
734,763
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
e
1,052,473
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
e
3,342,487
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
e,h
300,341
594,000 8.750%,  4/15/2030
e,h
559,102
Coinbase Global, Inc.
1,036,000 3.375%,  10/1/2028
e
915,228
Cornerstone Building Brands, Inc.
2,790,000 6.125%,  1/15/2029
e
2,589,260
Principal
Amount Long-Term Fixed Income (88.7%) Value
Capital Goods (10.8%) - continued
Covanta Holding Corporation
$ 1,710,000 5.000%,  9/1/2030 $ 1,620,225
Covert Mergeco, Inc.
965,000 4.875%,  12/1/2029
e,f
921,286
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
e
1,632,806
Crown Cork & Seal Company, Inc.
1,753,000 7.375%,  12/15/2026 1,978,164
Flex Acquisition Company, Inc.
2,805,000 6.875%,  1/15/2025
e
2,812,345
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
e
4,084,800
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
e
4,809,375
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
e
2,178,540
Howmet Aerospace, Inc.
78,000 6.875%,  5/1/2025 84,700
2,039,000 3.000%,  1/15/2029 1,861,862
JELD-WEN, Inc.
1,150,000 6.250%,  5/15/2025
e
1,184,926
1,475,000 4.875%,  12/15/2027
e
1,412,313
Mauser Packaging Solutions
Holding Company
1,815,000 7.250%,  4/15/2025
e
1,798,865
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
e
904,804
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
e
880,924
Nesco Holdings II, Inc.
1,410,000 5.500%,  4/15/2029
e
1,385,325
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
e
3,031,231
OI European Group BV
2,345,000 4.750%,  2/15/2030
e
2,178,974
Owens-Brockway Glass Container,
Inc.
2,850,000 5.875%,  8/15/2023
e
2,911,660
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
e
1,534,413
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
e
2,050,568
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
e
3,678,750
Standard Industries, Inc.
5,000 4.375%,  7/15/2030
e
4,580
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
e
4,388,886
640,000 4.625%,  1/15/2029 598,381
1,815,000 4.875%,  5/1/2029 1,701,145
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,602,250
Vertiv Group Corporation
935,000 4.125%,  11/15/2028
e
853,295
Victors Merger Corporation
1,390,000 6.375%,  5/15/2029
e
1,137,840
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
e
2,798,726
Total 88,188,855

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Communications Services (10.5%)
Altice France SA
$ 1,380,000 5.125%,  7/15/2029
e
$ 1,236,825
3,179,000 5.500%,  10/15/2029
e
2,852,453
Brookfield Residential Properties,
Inc.
350,000 4.875%,  2/15/2030
e
313,010
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
e
521,062
CCO Holdings, LLC
3,380,000 5.375%,  6/1/2029
e
3,380,000
3,610,000 4.750%,  3/1/2030
e
3,466,466
843,000 4.750%,  2/1/2032
e
785,035
Cengage Learning, Inc.
2,136,000 9.500%,  6/15/2024
e
2,130,660
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
e
1,057,726
Clear Channel Worldwide
Holdings, Inc.
2,275,000 7.750%,  4/15/2028
e
2,286,898
Consolidated Communications,
Inc.
1,817,000 5.000%,  10/1/2028
e
1,563,692
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
e
2,838,888
2,365,000 4.125%,  12/1/2030
e
2,073,786
Cumulus Media New Holdings,
Inc.
2,538,000 6.750%,  7/1/2026
e,f
2,538,609
DIRECTV Holdings, LLC
535,000 5.875%,  8/15/2027
e
526,306
DISH DBS Corporation
913,000 5.250%,  12/1/2026
e
869,633
749,000 7.375%,  7/1/2028
f
709,678
1,271,000 5.750%,  12/1/2028
e
1,202,684
Entercom Media Corporation
3,345,000 6.500%,  5/1/2027
e
3,138,480
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
e
891,983
1,590,000 5.000%,  5/1/2028
e
1,526,400
GCI, LLC
3,550,000 4.750%,  10/15/2028
e
3,465,723
Gray Escrow II, Inc.
6,320,000 5.375%,  11/15/2031
e
6,043,279
iHeartCommunications, Inc.
790,000 8.375%,  5/1/2027 816,821
Iliad Holding SASU
1,812,000 6.500%,  10/15/2026
e
1,816,892
LCPR Senior Secured Financing
DAC
3,357,000 6.750%,  10/15/2027
e
3,448,646
Level 3 Financing, Inc.
1,670,000 4.625%,  9/15/2027
e
1,572,021
1,660,000 4.250%,  7/1/2028
e
1,523,892
Lions Gate Capital Holdings, LLC
838,000 5.500%,  4/15/2029
e
807,623
News Corporation
790,000 3.875%,  5/15/2029
e
746,550
Outfront Media Capital, LLC
2,260,000 5.000%,  8/15/2027
e,f
2,209,331
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
e
997,634
Principal
Amount Long-Term Fixed Income (88.7%) Value
Communications Services (10.5%) - continued
Scripps Escrow II, Inc.
$ 355,000 5.375%,  1/15/2031
e
$ 339,913
Scripps Escrow, Inc.
2,270,000 5.875%,  7/15/2027
e
2,271,725
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
e
680,741
365,000 5.000%,  8/1/2027
e
364,088
1,660,000 4.000%,  7/15/2028
e
1,577,000
890,000 3.875%,  9/1/2031
e
809,900
Sprint Capital Corporation
525,000 6.875%,  11/15/2028 608,312
Sprint Corporation
1,770,000 7.125%,  6/15/2024 1,898,414
6,590,000 7.625%,  2/15/2025 7,183,100
TEGNA, Inc.
2,080,000 4.625%,  3/15/2028 2,069,018
Telesat Canada
1,025,000 4.875%,  6/1/2027
e
746,774
465,000 6.500%,  10/15/2027
e
227,622
Terrier Media Buyer, Inc.
1,550,000 8.875%,  12/15/2027
e
1,577,125
United States Cellular Corporation
2,646,000 6.700%,  12/15/2033 2,908,959
Uniti Group, LP
1,395,000 4.750%,  4/15/2028
e
1,316,545
VZ Secured Financing BV
1,821,000 5.000%,  1/15/2032
e
1,702,635
Total 85,640,557
Consumer Cyclical (18.4%)
1011778 B.C., ULC
4,415,000 4.375%,  1/15/2028
e
4,238,400
Allen Media, LLC
1,898,000 10.500%,  2/15/2028
e
1,870,061
Allied Universal Finance
Corporation
1,160,000 4.625%,  6/1/2028
e
1,084,252
Allied Universal Holdco, LLC
1,545,000 6.625%,  7/15/2026
e
1,563,277
1,125,000 4.625%,  6/1/2028
e
1,063,012
1,060,000 6.000%,  6/1/2029
e
935,095
Allison Transmission, Inc.
3,750,000 3.750%,  1/30/2031
e
3,401,812
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,031,922
Arko Corporation
1,358,000 5.125%,  11/15/2029
e
1,235,780
Ashton Woods USA, LLC
800,000 4.625%,  8/1/2029
e
705,464
BellRing Brands, Inc.
2,372,000 7.000%,  3/15/2030
e
2,422,405
Boyd Gaming Corporation
1,830,000 4.750%,  6/15/2031
e
1,763,662
Boyne USA, Inc.
1,265,000 4.750%,  5/15/2029
e
1,214,400
Brookfield Property REIT, Inc.
1,184,000 5.750%,  5/15/2026
e
1,173,261
Brookfield Residential Properties,
Inc.
135,000 6.250%,  9/15/2027
e
132,174
1,825,000 5.000%,  6/15/2029
e
1,657,118

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Consumer Cyclical (18.4%) - continued
Caesars Entertainment, Inc.
$ 3,114,000 6.250%,  7/1/2025
e
$ 3,215,018
1,420,000 8.125%,  7/1/2027
e
1,521,466
2,919,000 4.625%,  10/15/2029
e
2,729,265
Carnival Corporation
638,000 10.500%,  2/1/2026
e
709,399
2,602,000 7.625%,  3/1/2026
e
2,618,991
3,400,000 5.750%,  3/1/2027
e
3,242,461
1,433,000 6.000%,  5/1/2029
e
1,350,373
Cedar Fair, LP
3,950,000 5.250%,  7/15/2029 3,890,829
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
e
1,033,050
Cinemark USA, Inc.
2,438,000 5.875%,  3/15/2026
e
2,364,860
Cushman & Wakefield US
Borrower, LLC
1,132,000 6.750%,  5/15/2028
e
1,182,940
Empire Communities Corporation
2,870,000 7.000%,  12/15/2025
e
2,835,560
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,921,428
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,129,095
3,140,000 5.125%,  6/16/2025 3,202,800
2,230,000 4.134%,  8/4/2025 2,227,491
3,120,000 3.375%,  11/13/2025 3,049,628
390,000 2.700%,  8/10/2026 362,704
Gap, Inc.
537,000 3.875%,  10/1/2031
e
467,781
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
e
1,308,842
1,140,000 5.250%,  7/15/2031
e,f
1,054,158
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
e
612,186
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
e
1,910,877
Herc Holdings, Inc.
4,660,000 5.500%,  7/15/2027
e
4,725,240
Hilton Domestic Operating
Company, Inc.
660,000 3.750%,  5/1/2029
e
619,519
1,770,000 4.875%,  1/15/2030 1,766,009
Hilton Grand Vacations Borrower
Escrow, LLC
3,300,000 5.000%,  6/1/2029
e
3,149,174
International Game Technology plc
1,530,000 6.250%,  1/15/2027
e
1,611,779
475,000 5.250%,  1/15/2029
e
473,813
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
e
1,187,886
KAR Auction Services, Inc.
2,270,000 5.125%,  6/1/2025
e
2,298,375
KB Home
1,880,000 6.875%,  6/15/2027 2,011,600
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,785,455
2,485,000 6.625%,  10/1/2030
e
2,609,250
1,030,000 6.875%,  11/1/2035 1,060,900
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
e
1,521,000
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
e
2,364,075
Principal
Amount Long-Term Fixed Income (88.7%) Value
Consumer Cyclical (18.4%) - continued
Magic MergerCo, Inc.
$ 1,385,000 5.250%,  5/1/2028
e
$ 1,271,569
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
e
1,690,758
MGM Resorts International
5,000 5.500%,  4/15/2027 5,050
NCL Corporation, Ltd.
889,000 5.875%,  2/15/2027
e
875,665
New Red Finance, Inc.
1,105,000 4.000%,  10/15/2030
e
996,749
Penn National Gaming, Inc.
1,390,000 4.125%,  7/1/2029
e,f
1,244,328
PetSmart, Inc.
3,190,000 7.750%,  2/15/2029
e
3,293,675
Prime Security Services Borrower,
LLC
4,875,000 5.750%,  4/15/2026
e
4,973,353
1,790,000 3.375%,  8/31/2027
e
1,637,653
Real Hero Merger Sub 2, Inc.
930,000 6.250%,  2/1/2029
e
847,351
Realogy Group, LLC
2,865,000 5.750%,  1/15/2029
e
2,700,263
Rite Aid Corporation
1,077,000 7.500%,  7/1/2025
e
1,004,480
Royal Caribbean Cruises, Ltd.
2,981,000 9.125%,  6/15/2023
e
3,103,966
3,295,000 4.250%,  7/1/2026
e
3,064,976
650,000 5.375%,  7/15/2027
e
624,507
915,000 3.700%,  3/15/2028 815,599
Scientific Games International, Inc.
2,610,000 7.250%,  11/15/2029
e
2,733,975
584,000 6.625%,  3/1/2030
e
575,696
SeaWorld Parks and
Entertainment, Inc.
902,000 5.250%,  8/15/2029
e
860,273
Service Properties Trust
2,624,000 7.500%,  9/15/2025 2,752,707
Six Flags Theme Parks, Inc.
960,000 7.000%,  7/1/2025
e
1,002,000
Staples, Inc.
1,534,000 10.750%,  4/15/2027
e
1,365,260
Station Casinos, LLC
800,000 4.500%,  2/15/2028
e
758,788
700,000 4.625%,  12/1/2031
e
640,290
Tenneco, Inc.
2,945,000 5.000%,  7/15/2026
f
2,897,144
900,000 7.875%,  1/15/2029
e
948,375
Travel + Leisure Company
2,630,000 6.625%,  7/31/2026
e
2,741,775
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
e,f
1,550,910
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
e
1,955,700
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
e
1,057,638
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
e
1,443,750
Total 151,051,595
Consumer Non-Cyclical (12.4%)
Albertson's Companies, Inc.
1,650,000 4.625%,  1/15/2027
e
1,595,080
3,850,000 5.875%,  2/15/2028
e
3,836,968

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Consumer Non-Cyclical (12.4%) - continued
$ 1,516,000 3.500%,  3/15/2029
e
$ 1,368,144
Bausch Health Companies, Inc.
4,322,000 5.000%,  1/30/2028
e
3,559,470
4,000,000 5.000%,  2/15/2029
e
3,116,020
2,520,000 6.250%,  2/15/2029
e
2,066,400
1,815,000 7.250%,  5/30/2029
e
1,548,068
Centene Corporation
1,560,000 4.250%,  12/15/2027 1,565,850
1,765,000 4.625%,  12/15/2029 1,779,279
920,000 3.375%,  2/15/2030 865,660
300,000 3.000%,  10/15/2030 275,541
800,000 2.625%,  8/1/2031 712,000
Central Garden & Pet Company
2,290,000 4.125%,  10/15/2030 2,066,725
CHS/Community Health Systems,
Inc.
781,000 4.750%,  2/15/2031
e
738,045
Community Health Systems, Inc.
1,561,000 8.000%,  3/15/2026
e
1,625,657
1,605,000 5.625%,  3/15/2027
e
1,634,588
455,000 6.000%,  1/15/2029
e
459,752
1,931,000 6.875%,  4/15/2029
e
1,897,207
Coty, Inc.
2,232,000 5.000%,  4/15/2026
e
2,173,410
DaVita, Inc.
3,458,000 4.625%,  6/1/2030
e
3,229,080
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
e
1,492,500
Embecta Corporation
1,200,000 5.000%,  2/15/2030
e
1,131,846
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,626,000
Endo Finance, LLC
960,000 9.500%,  7/31/2027
e,f
842,400
Energizer Holdings, Inc.
2,290,000 4.750%,  6/15/2028
e
2,079,950
HCA, Inc.
2,071,000 5.375%,  2/1/2025 2,154,875
Herbalife Nutrition, Ltd.
1,461,000 7.875%,  9/1/2025
e
1,497,525
HFC Prestige Products, Inc.
1,944,000 4.750%,  1/15/2029
e
1,813,976
HLF Financing SARL, LLC
2,690,000 4.875%,  6/1/2029
e
2,359,587
JBS USA, LLC
880,000 5.500%,  1/15/2030
e
899,606
Kraft Foods Group, Inc.
1,160,000 5.000%,  6/4/2042 1,238,996
Kraft Heinz Foods Company
1,740,000 3.750%,  4/1/2030 1,732,535
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
e
2,609,262
1,250,000 5.875%,  12/15/2027
e
1,307,625
Molina Healthcare, Inc.
1,730,000 4.375%,  6/15/2028
e
1,712,043
Mozart Debt Merger Sub, Inc.
2,872,000 3.875%,  4/1/2029
e
2,656,600
2,720,000 5.250%,  10/1/2029
e,f
2,528,702
Ortho-Clinical Diagnostics, Inc.
1,382,000 7.250%,  2/1/2028
e
1,423,460
Owens & Minor, Inc.
1,483,000 6.625%,  4/1/2030
e
1,526,022
Principal
Amount Long-Term Fixed Income (88.7%) Value
Consumer Non-Cyclical (12.4%) - continued
Par Pharmaceutical, Inc.
$ 2,925,000 7.500%,  4/1/2027
e
$ 2,729,464
Pilgrim's Pride Corporation
2,807,000 3.500%,  3/1/2032
e
2,450,469
Post Holdings, Inc.
815,000 5.500%,  12/15/2029
e
784,177
1,800,000 4.500%,  9/15/2031
e
1,594,782
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
e
3,430,000
Simmons Foods, Inc.
3,535,000 4.625%,  3/1/2029
e
3,314,062
Spectrum Brands, Inc.
1,730,000 5.000%,  10/1/2029
e
1,627,446
770,000 5.500%,  7/15/2030
e
739,200
Syneos Health, Inc.
1,645,000 3.625%,  1/15/2029
e
1,519,569
Tenet Healthcare Corporation
3,970,000 4.875%,  1/1/2026
e
4,004,737
3,910,000 5.125%,  11/1/2027
e
3,928,397
Teva Pharmaceutical Finance
Netherlands III BV
2,525,000 3.150%,  10/1/2026 2,286,110
TreeHouse Foods, Inc.
1,034,000 4.000%,  9/1/2028
f
875,514
United Natural Foods, Inc.
1,666,000 6.750%,  10/15/2028
e
1,707,650
Total 101,738,031
Energy (11.6%)
Antero Resources Corporation
692,000 8.375%,  7/15/2026
e
762,930
1,140,000 5.375%,  3/1/2030
e
1,164,225
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
e
916,599
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 883,375
1,730,000 4.500%,  3/1/2028
e
1,657,271
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026
f
2,017,587
Cheniere Energy Partners, LP
2,285,000 4.500%,  10/1/2029 2,296,425
268,000 3.250%,  1/31/2032
e
243,690
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
e
1,133,274
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
e
1,351,792
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
e
2,768,693
Continental Resources, Inc.
1,380,000 5.750%,  1/15/2031
e
1,509,444
CQP Holdco, LP
2,275,000 5.500%,  6/15/2031
e
2,234,960
CrownRock Finance, Inc.
1,700,000 5.625%,  10/15/2025
e
1,732,699
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
e
1,256,035
610,000 4.375%,  6/15/2031
e
584,075
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
e
1,058,250
1,055,000 5.750%,  1/30/2028
e
1,090,606
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
e
2,697,900

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Energy (11.6%) - continued
EQT Corporation
$ 530,000 3.125%,  5/15/2026
e
$ 514,773
1,310,000 3.900%,  10/1/2027 1,306,208
640,000 5.000%,  1/15/2029 660,698
Ferrellgas, LP
1,456,000 5.375%,  4/1/2026
e
1,374,843
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,015,889
Harvest Midstream, LP
3,356,000 7.500%,  9/1/2028
e
3,427,751
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
e
810,500
1,605,000 4.250%,  2/15/2030
e
1,514,478
Hilcorp Energy I, LP
2,274,000 5.750%,  2/1/2029
e
2,275,364
1,065,000 6.000%,  2/1/2031
e
1,067,662
ITT Holdings, LLC
1,605,000 6.500%,  8/1/2029
e
1,482,571
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
e,f
2,792,455
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,521,162
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
e
1,770,000
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
1,145,000 7.500%,  2/1/2026
e
1,126,325
NGL Energy Partners, LP
530,000 7.500%,  11/1/2023 507,475
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 432,969
Oasis Petroleum, Inc.
970,000 6.375%,  6/1/2026
e
994,250
Occidental Petroleum Corporation
1,795,000 8.000%,  7/15/2025 2,015,785
620,000 8.500%,  7/15/2027 733,906
Ovintiv, Inc.
920,000 6.625%,  8/15/2037 1,088,419
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 995,224
530,000 5.150%,  11/15/2029 517,011
PBF Holding Company, LLC
1,215,000 9.250%,  5/15/2025
e
1,251,717
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
e
1,426,075
Range Resources Corporation
930,000 4.875%,  5/15/2025 941,314
2,503,000 4.750%,  2/15/2030
e,f
2,485,930
Rockcliff Energy II, LLC
2,280,000 5.500%,  10/15/2029
e
2,282,109
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,d,i
4
SM Energy Company
930,000 5.625%,  6/1/2025 928,837
1,992,000 6.750%,  9/15/2026
f
2,048,324
Southwestern Energy Company
1,065,000 8.375%,  9/15/2028 1,168,837
2,235,000 5.375%,  2/1/2029 2,262,938
1,037,000 4.750%,  2/1/2032 1,035,704
Summit Midstream Holdings, LLC
1,880,000 8.500%,  10/15/2026
e
1,792,636
Sunoco, LP
1,200,000 4.500%,  5/15/2029 1,132,122
Principal
Amount Long-Term Fixed Income (88.7%) Value
Energy (11.6%) - continued
$ 850,000 4.500%,  4/30/2030
e
$ 783,092
Tallgrass Energy Finance
Corporation
2,445,000 5.500%,  1/15/2028
e
2,365,538
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,667,626
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
e
1,086,050
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
e
3,135,703
USA Compression Partners, LP
1,168,000 6.875%,  4/1/2026 1,178,512
800,000 6.875%,  9/1/2027 803,072
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
e
2,420,604
1,280,000 4.125%,  8/15/2031
e
1,255,872
W&T Offshore, Inc.
800,000 9.750%,  11/1/2023
e
796,000
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
e
2,236,816
Western Gas Partners, LP
1,146,000 4.650%,  7/1/2026 1,174,650
Total 94,965,630
Financials (8.4%)
Alliant Holdings Intermediate, LLC
1,056,000 6.750%,  10/15/2027
e
1,043,265
Altice Financing SA
1,125,000 5.750%,  8/15/2029
e
1,022,721
American Finance Trust, Inc.
1,667,000 4.500%,  9/30/2028
e
1,500,500
CANPACK SA
1,330,000 3.125%,  11/1/2025
e
1,220,275
Charles Schwab Corporation
1,820,000 4.000%,  6/1/2026
b,j
1,742,650
Chobani, LLC
1,200,000 7.500%,  4/15/2025
e
1,160,160
2,183,000 4.625%,  11/15/2028
e
2,013,817
Coinbase Global, Inc.
1,036,000 3.625%,  10/1/2031
e,f
883,190
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
e
1,585,672
Drawbridge Special Opportunities
Fund, LP
5,135,000 3.875%,  2/15/2026
e
4,969,973
Fortress Transportation and
Infrastructure Investors, LLC
1,310,000 6.500%,  10/1/2025
e
1,300,175
700,000 9.750%,  8/1/2027
e
731,335
800,000 5.500%,  5/1/2028
e
727,320
Genworth Mortgage Holdings, Inc.
1,142,000 6.500%,  8/15/2025
e
1,178,144
Global Net Lease, Inc.
3,890,000 3.750%,  12/15/2027
e
3,578,709
HUB International, Ltd.
802,000 7.000%,  5/1/2026
e
811,267
1,556,000 5.625%,  12/1/2029
e
1,485,980
Icahn Enterprises, LP
3,622,000 4.750%,  9/15/2024 3,638,480
2,390,000 6.250%,  5/15/2026 2,437,800
1,145,000 5.250%,  5/15/2027 1,123,732

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Financials (8.4%) - continued
iStar, Inc.
$ 145,000 4.250%,  8/1/2025 $ 142,644
2,130,000 5.500%,  2/15/2026 2,156,625
Jefferies Finance, LLC
1,985,000 5.000%,  8/15/2028
e
1,900,598
MGM Growth Properties Operating
Partnership, LP
2,600,000 5.750%,  2/1/2027 2,746,250
MPT Operating Partnership, LP
2,445,000 4.625%,  8/1/2029 2,420,550
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
e
1,506,048
Navient Corporation
2,525,000 6.750%,  6/25/2025 2,593,996
OneMain Finance Corporation
690,000 7.125%,  3/15/2026 737,534
800,000 3.500%,  1/15/2027 740,000
2,090,000 6.625%,  1/15/2028 2,189,275
2,335,000 4.000%,  9/15/2030 2,060,637
PennyMac Financial Services, Inc.
1,750,000 4.250%,  2/15/2029
e
1,501,500
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
e
1,700,168
PRA Group, Inc.
1,100,000 7.375%,  9/1/2025
e
1,146,326
Service Properties Trust
1,041,000 4.500%,  6/15/2023 1,029,081
831,000 4.650%,  3/15/2024 799,871
1,055,000 4.750%,  10/1/2026 965,325
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
e
1,205,015
530,000 8.500%,  8/15/2027
e,f
527,350
United Wholesale Mortgage, LLC
1,965,000 5.500%,  4/15/2029
e
1,750,854
VICI Properties, LP
1,095,000 4.250%,  12/1/2026
e
1,090,401
2,050,000 3.750%,  2/15/2027
e
1,993,625
2,070,000 4.125%,  8/15/2030
e
1,998,295
Total 69,057,133
Technology (5.7%)
Black Knight InfoServ, LLC
2,324,000 3.625%,  9/1/2028
e
2,202,455
CommScope Technologies
Finance, LLC
2,442,000 6.000%,  6/15/2025
e
2,312,843
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
e,f
2,104,864
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
e
1,009,087
Gartner, Inc.
5,000 3.750%,  10/1/2030
e
4,694
II-VI, Inc.
902,000 5.000%,  12/15/2029
e
881,705
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
e
3,369,239
890,000 5.000%,  7/15/2028
e
867,634
1,560,000 5.250%,  7/15/2030
e
1,528,800
1,840,000 4.500%,  2/15/2031
e
1,699,258
Minerva Merger Sub, Inc.
2,292,000 6.500%,  2/15/2030
e
2,223,526
Principal
Amount Long-Term Fixed Income (88.7%) Value
Technology (5.7%) - continued
MSCI, Inc.
$ 2,385,000 3.250%,  8/15/2033
e
$ 2,143,668
NCR Corporation
4,095,000 5.750%,  9/1/2027
e
4,095,000
Nielsen Finance, LLC
300,000 4.500%,  7/15/2029
e
299,250
Open Text Corporation
5,000 4.125%,  2/15/2030
e
4,741
PTC, Inc.
390,000 3.625%,  2/15/2025
e
385,612
1,045,000 4.000%,  2/15/2028
e
1,018,112
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
e
925,937
855,000 5.375%,  12/1/2028
e
741,841
Seagate HDD Cayman
3,631,000 4.091%,  6/1/2029 3,522,252
2,805,000 3.375%,  7/15/2031 2,493,968
Sensata Technologies, Inc.
2,420,000 3.750%,  2/15/2031
e
2,238,500
Shift4 Payments, LLC
960,000 4.625%,  11/1/2026
e
933,600
SS&C Technologies, Inc.
3,890,000 5.500%,  9/30/2027
e
3,919,233
Switch, Ltd.
2,550,000 3.750%,  9/15/2028
e
2,472,850
Unisys Corporation
1,690,000 6.875%,  11/1/2027
e
1,768,162
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
e
1,559,658
Total 46,726,489
Transportation (2.8%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,361,600
Air Canada
670,000 3.875%,  8/15/2026
e
632,313
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
e
1,751,235
1,604,000 5.500%,  4/20/2026
e
1,616,030
Avis Budget Car Rental, LLC
1,870,000 5.375%,  3/1/2029
e,f
1,842,362
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
e
939,368
376,000 7.375%,  1/15/2026 408,330
Hawaiian Brand Intellectual
Property, Ltd.
423,000 5.750%,  1/20/2026
e
423,241
Hertz Corporation
1,556,000 4.625%,  12/1/2026
e
1,453,032
1,868,000 5.000%,  12/1/2029
e
1,690,540
NCL Corporation, Ltd.
2,370,000 3.625%,  12/15/2024
e
2,233,725
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
e
479,250
United Airlines, Inc.
1,790,000 4.375%,  4/15/2026
e
1,760,778
1,363,000 4.625%,  4/15/2029
e
1,296,145
VistaJet Malta Finance plc
1,820,000 6.375%,  2/1/2030
e
1,712,374

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.7%) Value
Transportation (2.8%) - continued
XPO Logistics, Inc.
$ 2,020,000 6.250%,  5/1/2025
e
$ 2,087,811
Total 22,688,134
Utilities (3.1%)
Calpine Corporation
1,670,000 4.500%,  2/15/2028
e
1,629,052
Edison International
1,345,000 5.000%,  12/15/2026
b,j
1,262,282
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
e
998,235
NextEra Energy Operating
Partners, LP
4,295,000 3.875%,  10/15/2026
e
4,246,681
NRG Energy, Inc.
1,580,000 3.375%,  2/15/2029
e
1,404,478
1,340,000 5.250%,  6/15/2029
e
1,309,488
PG&E Corporation
2,069,000 5.000%,  7/1/2028 1,999,895
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,238,931
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
e,f
1,023,862
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
e
2,658,138
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
e
3,330,784
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,e,j
2,007,873
Vistra Operations Company, LLC
290,000 5.000%,  7/31/2027
e
285,305
Total 25,395,004
Total Long-Term Fixed Income
(cost $751,859,733) 726,255,449
Shares
Collateral Held for Securities
Loaned ( 3.9% ) Value
32,160,169 Thrivent Cash Management Trust 32,160,169
Total Collateral Held for
Securities Loaned
(cost $32,160,169) 32,160,169
Shares
Registered Investment
Companies ( 2.3% ) Value
Unaffiliated  (2.3%)
113,994 iShares S&P U.S. Preferred Stock
Index Fund 4,151,662
543,230 SPDR Bloomberg Short Term High
Yield Bond ETF
f
14,254,355
Total 18,406,017
Total Registered Investment
Companies (cost $18,167,555) 18,406,017
Shares Preferred Stock ( 0.4% ) Value
Financials (0.4%)
92,627 Bank of America Corporation,
5.000%
f,j
2,239,721
Shares Preferred Stock (0.4%) Value
Financials (0.4%) - continued
60,760 J.P. Morgan Chase & Company,
4.750%
j
$ 1,394,442
Total 3,634,163
Total Preferred Stock
(cost $3,777,073) 3,634,163
Shares Common Stock ( 0.4% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i,k
1,413,307
Total 1,413,307
Energy (0.2%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
k
185,300
47,269 Noble Corporation
k
1,656,778
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
k
186,943
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
k
181,890
Total 2,210,911
Total Common Stock
(cost $1,779,497) 3,624,218
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.170%, 4/20/2022
l,m
299,973
Thrivent Core Short-Term Reserve
Fund
768,000 0.660% 7,679,998
Total Short-Term Investments
(cost $7,970,378) 7,979,971
Total Investments (cost
$864,279,542) 102.6% $839,939,046
Other Assets and Liabilities, Net
(2.6%) (20,910,893)
Total Net Assets 100.0% $819,028,153
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Defaulted security.  Interest is not being accrued.
d In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $563,872,867 or 68.8%
of total net assets.
f All or a portion of the security is on loan.

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2022.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 31, 2022 was $23,013 or 0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
March 31, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 27,432,006
Common Stock 3,694,330
Total lending $31,126,336
Gross amount payable upon return of
collateral for securities loaned $32,160,169
Net amounts due to counterparty $1,033,833
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,449,065 – 8,449,065 –
Communications Services 9,410,585 – 9,410,585 –
Consumer Cyclical 4,043,867 – 4,043,867 –
Consumer Non-Cyclical 7,864,446 – 7,864,446 –
Energy 2,399,895 – 2,399,895 –
Financials 3,427,884 – 3,427,884 –
Technology 7,146,781 – 7,146,781 –
Transportation 5,136,536 – 5,136,536 –
Long-Term Fixed Income
Basic Materials 40,804,021 – 40,804,021 –
Capital Goods 88,188,855 – 88,188,855 –
Communications Services 85,640,557 – 85,640,557 –
Consumer Cyclical 151,051,595 – 151,051,595 –
Consumer Non-Cyclical 101,738,031 – 101,738,031 –
Energy 94,965,630 – 94,965,626 4
Financials 69,057,133 – 69,057,133 –
Technology 46,726,489 – 46,726,489 –
Transportation 22,688,134 – 22,688,134 –
Utilities 25,395,004 – 25,395,004 –
Registered Investment Companies
Unaffiliated 18,406,017 18,406,017 – –
Preferred Stock
Financials 3,634,163 3,634,163 – –
Common Stock
Communications Services 1,413,307 – – 1,413,307
Energy 2,210,911 1,842,078 368,833 –
Short-Term Investments 299,973 – 299,973 –
Subtotal Investments in Securities $800,098,879 $23,882,258 $774,803,310 $1,413,311
Other Investments  * Total
Affiliated Short-Term Investments 7,679,998
Collateral Held for Securities Loaned 32,160,169
Subtotal Other Investments $39,840,167
Total Investments at Value $839,939,046
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 593,564 593,564 – –
Total Asset Derivatives $593,564 $593,564 $– $–

High Yield Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $299,973 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (97) June 2022 ( $ 12,259,579) $ 340,704
CBOT 5-Yr. U.S. Treasury Note (89) June 2022 (10,460,048) 252,860
Total Futures Short Contracts ( $ 22,719,627) $593,564
Total Futures Contracts ( $ 22,719,627) $593,564
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $5,027 $72,697 $70,044 $7,680 768 1.0%
Total Affiliated Short-Term Investments 5,027 7,680 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29,981 112,416 110,237 32,160 32,160 3.9
Total Collateral Held for Securities Loaned 29,981 32,160 3.9
Total Value $35,008 $39,840
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $3 $(3) $ – $13
Total Income/Non Income Cash from Affiliated
Investments $13
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 48
Total Affiliated Income from Securities Loaned, Net $48
Total Value $3 $(3) $ –

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Communications Services (<0.1%)
Altice France SA, Term Loan
$ 190,500
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
$ 185,738
Total 185,738
Consumer Cyclical (0.2%)
Golden Entertainment, Inc., Term
Loan
480,469
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
473,862
LCPR Loan Financing, LLC, Term
Loan
375,000
4.147%,  (LIBOR 1M +
3.750%), 10/15/2028
b
373,283
Scientific Games International,
Inc., Term Loan
864,000
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
860,224
Tenneco, Inc., Term Loan
492,366
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
485,508
Total 2,192,877
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
231,087
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
228,968
Endo Luxembourg Finance
Company I SARL, Term Loan
371,250
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
346,926
Global Medical Response, Inc.,
Term Loan
186,722
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
185,254
547,229
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
542,610
Total 1,303,758
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
400,950
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
397,610
Total 397,610
Total Bank Loans
(cost $4,109,123) 4,079,983
Principal
Amount Long-Term Fixed Income ( 94.9% ) Value
Asset-Backed Securities (3.8%)
Ares XL CLO, Ltd.
4,250,000
2.041%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
4,224,491
Atrium IX
3,600,000
2.508%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
3,541,140
Principal
Amount Long-Term Fixed Income (94.9%) Value
Asset-Backed Securities (3.8%) - continued
Bardot CLO, Ltd.
$ 4,800,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,c
$ 4,760,361
Benefit Street Partners CLO II, Ltd.
3,600,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
3,517,366
CarVal CLO II, Ltd.
3,600,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
3,558,503
Galaxy XXIII CLO, Ltd.
1,200,000
1.959%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
1,180,025
Magnetite XII, Ltd.
3,200,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
3,187,882
OCP CLO, Ltd.
5,125,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
5,024,376
Octagon Investment Partners 31,
LLC
3,200,000
3.654%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
3,135,955
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
2,585,757
Palmer Square Loan Funding, Ltd.
4,700,000
2.798%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
4,700,160
Sound Point CLO XV, Ltd.
6,400,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
6,350,925
Sound Point CLO, Ltd.
3,200,000
2.504%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
3,114,870
Stratus CLO, Ltd.
4,250,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,c
4,162,977
THL Credit Wind River CLO, Ltd.
4,325,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
4,304,374
Total 57,349,162
Basic Materials (2.5%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
248,419
Anglo American Capital plc
2,200,000 3.625%,  9/11/2024
c
2,197,095
2,550,000 4.750%,  4/10/2027
c
2,644,861
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
c
157,807

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Basic Materials (2.5%) - continued
$ 160,000 4.875%,  3/1/2031
c
$ 158,200
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 319,670
1,850,000 5.250%,  9/1/2029 1,938,041
7,295,000 4.625%,  8/1/2030 7,459,138
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,513,470
4,559,000 4.000%,  3/27/2027
c
4,572,975
2,700,000 2.500%,  9/1/2030
c
2,416,075
International Flavors and
Fragrances, Inc.
4,000,000 3.468%,  12/1/2050
c
3,528,300
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 668,528
OCI NV
258,000 4.625%,  10/15/2025
c
259,935
Olin Corporation
320,000 5.125%,  9/15/2027 318,971
Syngenta Finance NV
1,675,000 4.441%,  4/24/2023
c
1,697,296
4,910,000 5.182%,  4/24/2028
c
5,070,008
Teck Resources, Ltd.
2,770,000 6.125%,  10/1/2035 3,270,331
Total 38,439,120
Capital Goods (3.7%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
c
260,650
BAE Systems plc
2,550,000 3.400%,  4/15/2030
c
2,512,686
2,600,000 1.900%,  2/15/2031
c
2,257,442
Boeing Company
6,650,000 5.930%,  5/1/2060 7,677,998
1,600,000 5.150%,  5/1/2030 1,706,333
5,000,000 5.705%,  5/1/2040 5,587,252
Carrier Global Corporation
3,000,000 2.722%,  2/15/2030 2,819,645
1,550,000 2.700%,  2/15/2031 1,446,385
3,100,000 3.377%,  4/5/2040 2,817,786
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 722,205
General Electric Company
3,950,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,d
3,787,062
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
c
300,430
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 9,773
4,750,000 3.000%,  1/15/2029 4,337,344
1,500,000 5.950%,  2/1/2037 1,598,835
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,920,296
Meritage Homes Corporation
5,820,000 3.875%,  4/15/2029
c
5,543,550
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,250,102
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
c,e
459,736
Raytheon Technologies
Corporation
2,200,000 4.125%,  11/16/2028 2,299,666
1,925,000 4.450%,  11/16/2038 2,087,711
Principal
Amount Long-Term Fixed Income (94.9%) Value
Capital Goods (3.7%) - continued
SRM Escrow Issuer, LLC
$ 320,000 6.000%,  11/1/2028
c
$ 315,603
Textron, Inc.
280,000 4.300%,  3/1/2024 286,379
630,000 3.875%,  3/1/2025 641,012
2,560,000 3.650%,  3/15/2027 2,564,748
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 612,051
Total 56,822,680
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
149,162
0.957%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
102,628
Wachovia Mortgage Loan Trust,
LLC
166,481
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
b
169,729
Total 272,357
Communications Services (8.6%)
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,763,717
3,100,000 1.875%,  10/15/2030 2,638,310
AT&T, Inc.
2,800,000 3.500%,  2/1/2061 2,379,907
5,208,000 3.650%,  9/15/2059 4,567,065
2,481,000 4.300%,  2/15/2030 2,621,365
3,250,000 2.750%,  6/1/2031 3,047,456
5,987,000 2.550%,  12/1/2033 5,319,116
3,190,000 4.300%,  12/15/2042 3,218,412
2,400,000 3.100%,  2/1/2043 2,071,892
3,200,000 4.500%,  3/9/2048 3,360,896
CCO Holdings Capital Corporation
4,500,000 5.000%,  2/1/2028
c
4,452,750
CCO Holdings, LLC
190,000 5.500%,  5/1/2026
c
192,668
320,000 4.750%,  3/1/2030
c
307,277
260,000 4.500%,  8/15/2030
c
243,956
Charter Communications
Operating, LLC
3,750,000 4.800%,  3/1/2050 3,562,160
2,800,000 4.908%,  7/23/2025 2,903,631
2,450,000 6.384%,  10/23/2035 2,767,841
2,500,000 3.500%,  6/1/2041 2,077,828
4,075,000 6.484%,  10/23/2045 4,638,912
Comcast Corporation
3,198,000 2.887%,  11/1/2051
c
2,696,027
2,650,000 4.600%,  10/15/2038 2,928,266
2,700,000 4.650%,  7/15/2042 2,966,687
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
c
2,684,080
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,665,226
GCI, LLC
100,000 4.750%,  10/15/2028
c
97,626
Magallanes, Inc.
1,500,000 5.141%,  3/15/2052
c
1,534,642
3,600,000 5.050%,  3/15/2042
c
3,672,109
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,258,506

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Communications Services (8.6%) - continued
$ 3,731,000 5.875%,  11/15/2028 $ 4,112,681
1,800,000 6.375%,  5/15/2029 2,035,404
4,300,000 4.875%,  6/15/2030
c
4,586,810
Omnicom Group, Inc.
1,300,000 4.200%,  6/1/2030 1,357,174
Paramount Global
3,200,000 4.375%,  3/15/2043 3,045,600
SBA Communications Corporation
320,000 3.125%,  2/1/2029 291,078
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
c
599,149
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 266,499
4,800,000 8.750%,  3/15/2032 6,465,600
Sprint Corporation
3,852,000 7.125%,  6/15/2024 4,131,463
4,500,000 7.625%,  2/15/2025 4,905,000
T-Mobile USA, Inc.
5,400,000 3.400%,  10/15/2052
c
4,592,377
2,400,000 3.750%,  4/15/2027 2,414,029
1,800,000 3.000%,  2/15/2041 1,521,573
VeriSign, Inc.
640,000 4.750%,  7/15/2027 653,859
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 4,019,157
2,600,000 4.000%,  3/22/2050 2,638,193
2,400,000 3.700%,  3/22/2061 2,223,062
2,400,000 2.100%,  3/22/2028 2,236,977
1,591,000 1.680%,  10/30/2030 1,387,239
4,200,000 3.400%,  3/22/2041 3,937,151
Viasat, Inc.
140,000 5.625%,  9/15/2025
c
136,734
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,357,765
Total 131,552,902
Consumer Cyclical (7.4%)
Amazon.com, Inc.
5,400,000 3.100%,  5/12/2051 5,067,852
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
c
330,381
Cedar Fair, LP
320,000 5.250%,  7/15/2029 315,206
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,014,316
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
c
4,096,783
Darden Restaurants, Inc.
3,600,000 3.850%,  5/1/2027 3,650,185
Expedia Group, Inc.
7,800,000 3.250%,  2/15/2030 7,424,631
Ford Motor Credit Company, LLC
3,300,000 4.063%,  11/1/2024 3,290,067
4,150,000 4.125%,  8/17/2027 4,056,418
2,700,000 2.900%,  2/10/2029 2,404,944
1,900,000 4.000%,  11/13/2030 1,789,230
General Motors Company
5,425,000 6.800%,  10/1/2027 6,123,406
6,030,000 5.000%,  4/1/2035 6,129,369
General Motors Financial
Company, Inc.
1,900,000 1.500%,  6/10/2026 1,736,019
Principal
Amount Long-Term Fixed Income (94.9%) Value
Consumer Cyclical (7.4%) - continued
$ 2,800,000 2.700%,  6/10/2031 $ 2,465,458
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,268,250
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
c
649,600
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 2,931,345
Hyundai Capital America
2,800,000 2.375%,  10/15/2027
c
2,563,472
2,750,000 1.800%,  1/10/2028
c
2,428,660
Kohl's Corporation
4,350,000 3.375%,  5/1/2031
e
4,198,085
3,100,000 5.550%,  7/17/2045 3,094,102
L Brands, Inc.
320,000 6.625%,  10/1/2030
c
336,000
Lennar Corporation
1,900,000 4.500%,  4/30/2024 1,947,768
2,950,000 4.750%,  5/30/2025 3,055,056
Lowe's Companies, Inc.
4,750,000 2.625%,  4/1/2031 4,452,242
Macy's Retail Holdings, LLC
5,700,000 6.125%,  3/15/2032
c
5,628,750
Marriott International, Inc.
285,000 5.750%,  5/1/2025 302,594
6,900,000 4.625%,  6/15/2030 7,146,266
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,872,759
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 4,191,111
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
c
1,862,099
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
c
333,200
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
c
109,863
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
c
73,063
Toll Brothers Finance Corporation
2,845,000 4.350%,  2/15/2028 2,858,329
4,300,000 3.800%,  11/1/2029
e
4,157,561
Travel + Leisure Company
320,000 6.625%,  7/31/2026
c
333,600
Volkswagen Group of America
Finance, LLC
2,500,000 3.350%,  5/13/2025
c
2,492,153
Total 112,180,193
Consumer Non-Cyclical (10.4%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,673,375
2,500,000 6.000%,  4/1/2039 3,246,374
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,783,081
5,100,000 4.550%,  3/15/2035 5,474,880
3,100,000 4.300%,  5/14/2036 3,237,448
1,900,000 4.850%,  6/15/2044 2,106,238
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 2,963,955
Anheuser-Busch Companies, LLC
2,710,000 4.700%,  2/1/2036 2,906,517

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Consumer Non-Cyclical (10.4%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 3,075,000 4.000%,  4/13/2028 $ 3,186,195
3,750,000 3.500%,  6/1/2030 3,803,741
2,050,000 4.600%,  4/15/2048 2,212,511
2,700,000 4.439%,  10/6/2048 2,826,358
4,800,000 5.550%,  1/23/2049 5,852,523
AstraZeneca Finance, LLC
3,100,000 1.750%,  5/28/2028 2,856,417
AstraZeneca plc
3,000,000 1.375%,  8/6/2030 2,614,294
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,549,066
3,250,000 4.700%,  4/2/2027 3,333,353
5,000,000 2.259%,  3/25/2028 4,486,359
Becton, Dickinson and Company
3,000,000 3.794%,  5/20/2050 2,906,892
3,100,000 3.700%,  6/6/2027 3,145,008
Bunge, Ltd. Finance Corporation
2,650,000 2.750%,  5/14/2031 2,437,838
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,618,180
Centene Corporation
160,000 4.250%,  12/15/2027 160,600
480,000 4.625%,  12/15/2029 483,883
5,855,000 3.375%,  2/15/2030 5,509,174
3,000,000 2.500%,  3/1/2031 2,647,590
2,200,000 2.625%,  8/1/2031 1,958,000
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 641,219
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,023,033
2,800,000 2.125%,  9/15/2031 2,501,744
Danaher Corporation
1,600,000 2.800%,  12/10/2051 1,359,578
Dentsply Sirona, Inc.
1,750,000 3.250%,  6/1/2030 1,686,247
Encompass Health Corporation
350,000 4.500%,  2/1/2028 343,000
HCA, Inc.
510,000 5.375%,  2/1/2025 530,655
5,000,000 5.875%,  2/15/2026 5,317,550
1,800,000 5.375%,  9/1/2026 1,890,000
3,000,000 5.625%,  9/1/2028 3,243,750
3,600,000 3.500%,  9/1/2030 3,477,830
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,640,935
JBS Finance Luxembourg SARL
2,350,000 3.625%,  1/15/2032
c
2,150,274
JBS USA LUX SA
4,200,000 4.375%,  2/2/2052
c
3,653,510
3,400,000 3.000%,  5/15/2032
c
3,060,034
JBS USA, LLC
320,000 6.500%,  4/15/2029
c
339,200
1,200,000 5.500%,  1/15/2030
c
1,226,736
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 245,663
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 2,157,507
1,184,000 3.000%,  6/1/2026 1,167,235
450,000 3.750%,  4/1/2030 448,070
1,770,000 4.375%,  6/1/2046 1,748,123
1,850,000 4.875%,  10/1/2049 1,949,216
Principal
Amount Long-Term Fixed Income (94.9%) Value
Consumer Non-Cyclical (10.4%) - continued
Mattel, Inc.
$ 3,000,000 5.450%,  11/1/2041 $ 3,193,500
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,665,462
Newell Brands, Inc.
1,600,000 4.700%,  4/1/2026
g
1,610,000
2,200,000 6.000%,  4/1/2046
g
2,299,000
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,c,d
2,636,156
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,605,126
Roche Holdings, Inc.
2,200,000 2.607%,  12/13/2051
c
1,905,590
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,314,306
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,089,074
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,881,614
1,000,000 6.600%,  4/1/2040 1,307,770
Teleflex, Inc.
400,000 4.250%,  6/1/2028
c
389,500
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
c
643,011
Thermo Fisher Scientific, Inc.
2,500,000 2.800%,  10/15/2041 2,239,119
UnitedHealth Group, Inc.
1,240,000 4.750%,  7/15/2045 1,438,831
3,225,000 4.450%,  12/15/2048 3,633,549
Universal Health Services, Inc.
4,600,000 2.650%,  1/15/2032
c
4,134,020
VRX Escrow Corporation
261,000 6.125%,  4/15/2025
c
263,284
Total 159,029,871
Energy (7.4%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
c
326,800
BP Capital Markets America, Inc.
3,600,000 3.001%,  3/17/2052 3,101,199
950,000 3.543%,  4/6/2027 961,680
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
c
345,167
Canadian Natural Resources, Ltd.
2,700,000 2.950%,  7/15/2030 2,567,315
Cenovus Energy, Inc.
2,400,000 5.375%,  7/15/2025 2,530,741
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,239,860
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,582,800
4,800,000 4.000%,  3/1/2031 4,653,072
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
c
1,120,476
3,100,000 4.375%,  1/15/2028 3,142,780
3,250,000 5.750%,  1/15/2031
c
3,554,850
Devon Energy Corporation
3,185,000 4.500%,  1/15/2030 3,286,712
2,290,000 7.950%,  4/15/2032 2,971,813
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,464,957

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Energy (7.4%) - continued
DT Midstream, Inc.
$ 320,000 4.125%,  6/15/2029
c
$ 306,818
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,914,750
Energy Transfer, LP
3,980,000 4.200%,  4/15/2027 4,052,445
3,500,000 4.000%,  10/1/2027 3,522,512
3,650,000 3.750%,  5/15/2030 3,590,719
4,000,000 6.000%,  6/15/2048 4,433,988
Enterprise Products Operating,
LLC
3,200,000 3.200%,  2/15/2052 2,699,910
2,700,000 4.875%,  8/16/2077
b
2,415,575
EQT Corporation
640,000 3.900%,  10/1/2027 638,147
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,564,841
Hess Corporation
1,800,000 6.000%,  1/15/2040 2,095,794
2,400,000 5.800%,  4/1/2047 2,855,458
MPLX, LP
2,950,000 4.875%,  6/1/2025 3,056,204
3,250,000 4.800%,  2/15/2029 3,460,210
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 254,375
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,432,164
Ovintiv Exploration, Inc.
2,320,000 5.625%,  7/1/2024 2,439,160
4,756,000 5.375%,  1/1/2026 5,041,148
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,589,525
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,622,124
Plains All American Pipeline, LP
2,700,000 3.800%,  9/15/2030 2,648,378
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
c
2,778,218
Suncor Energy, Inc.
2,900,000 3.100%,  5/15/2025 2,880,463
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 6,970,000
Williams Companies, Inc.
2,450,000 7.500%,  1/15/2031 3,044,358
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 2,133,925
Total 113,291,431
Financials (33.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 2,011,977
1,500,000 4.625%,  10/15/2027 1,529,264
3,800,000 3.875%,  1/23/2028
e
3,703,707
2,400,000 3.400%,  10/29/2033 2,151,102
1,800,000 3.850%,  10/29/2041 1,578,496
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,d
3,679,750
1,850,000 3.625%,  4/1/2027 1,816,145
3,150,000 2.100%,  9/1/2028 2,754,363
2,500,000 3.000%,  2/1/2030 2,302,630
Principal
Amount Long-Term Fixed Income (94.9%) Value
Financials (33.8%) - continued
$ 2,100,000 2.875%,  1/15/2032 $ 1,880,206
Aircastle, Ltd.
1,515,000 4.400%,  9/25/2023 1,520,939
3,700,000 5.250%,  8/11/2025
c
3,769,285
3,000,000 2.850%,  1/26/2028
c
2,694,914
Allianz SE
3,200,000 3.200%,  10/30/2027
b,c,d
2,776,000
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 4,258,992
5,250,000 8.000%,  11/1/2031 6,585,225
American Express Company
2,750,000 3.550%,  9/15/2026
b,d
2,506,075
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,368,332
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 2,802,255
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,531,514
2,950,000 2.150%,  7/15/2026 2,666,020
1,800,000 2.875%,  6/15/2027 1,637,603
Associated Banc-Corporation
2,650,000 4.250%,  1/15/2025 2,701,379
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,c
3,081,065
2,500,000 2.570%,  11/25/2035
b,c
2,181,337
Aviation Capital Group, LLC
5,950,000 5.500%,  12/15/2024
c
6,124,003
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
c
1,327,183
1,800,000 5.500%,  1/15/2026
c
1,857,702
1,500,000 4.250%,  4/15/2026
c
1,479,232
5,400,000 4.375%,  5/1/2026
c
5,327,129
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,d
2,609,750
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
c
3,815,349
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,118,289
5,000,000 4.750%,  11/12/2026
b,d
4,610,000
1,800,000 4.379%,  4/12/2028 1,815,368
Bank of America Corporation
2,860,000 6.500%,  10/23/2024
b,d,e
2,988,700
2,200,000 4.000%,  1/22/2025 2,240,282
1,750,000 3.950%,  4/21/2025 1,783,237
5,300,000 4.375%,  1/27/2027
b,d
4,980,940
3,950,000 3.705%,  4/24/2028
b
3,975,261
1,800,000 4.271%,  7/23/2029
b
1,857,066
1,825,000 3.974%,  2/7/2030
b
1,854,456
2,720,000 3.194%,  7/23/2030
b
2,631,939
6,200,000 1.922%,  10/24/2031
b
5,385,802
3,500,000 2.572%,  10/20/2032
b
3,180,322
1,800,000 2.972%,  2/4/2033
b
1,686,587
1,800,000 4.244%,  4/24/2038
b
1,875,367
4,900,000 3.311%,  4/22/2042
b
4,536,263
1,860,000 2.831%,  10/24/2051
b
1,581,764
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,d
1,971,200
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,d
4,250,000
Barclays plc
650,000 8.000%,  6/15/2024
b,d
686,725

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Financials (33.8%) - continued
$ 3,100,000 6.125%,  12/15/2025
b,d
$ 3,165,875
1,280,000 4.836%,  5/9/2028 1,306,977
2,400,000 4.972%,  5/16/2029
b
2,510,622
3,100,000 2.645%,  6/24/2031
b
2,811,832
Berkshire Hathaway Finance
Corporation
1,600,000 2.850%,  10/15/2050 1,385,230
1,950,000 4.250%,  1/15/2049 2,135,457
Blackstone Private Credit Fund
4,750,000 4.000%,  1/15/2029
c
4,397,632
BNP Paribas SA
4,950,000 6.625%,  3/25/2024
b,c,d
5,113,350
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,837,540
BPCE SA
2,190,000 5.150%,  7/21/2024
c
2,257,395
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,103,766
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,369,855
CANPACK SA
320,000 3.125%,  11/1/2025
c
293,600
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,751,488
2,600,000 3.273%,  3/1/2030
b
2,510,444
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,d
2,626,500
1,750,000 4.000%,  6/1/2026
b,d
1,675,625
3,100,000 4.000%,  12/1/2030
b,d
2,784,172
Citigroup, Inc.
2,700,000 4.700%,  1/30/2025
b,d
2,585,250
1,370,000 4.400%,  6/10/2025 1,409,316
2,305,000 5.500%,  9/13/2025 2,461,140
2,490,000 4.450%,  9/29/2027 2,568,277
2,000,000 3.668%,  7/24/2028
b
2,000,442
3,000,000 4.075%,  4/23/2029
b
3,057,541
2,750,000 2.520%,  11/3/2032
b
2,467,176
5,900,000 3.057%,  1/25/2033
b
5,512,568
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 1,996,225
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,d
2,178,750
Commerzbank AG
3,200,000 8.125%,  9/19/2023
c
3,379,994
CoreStates Capital III
2,440,000
1.076%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
2,342,530
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,072,313
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
c
160,574
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
b,c,d
2,490,000
2,400,000 4.750%,  3/23/2029
b,c,d
2,177,832
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,c,d
4,010,237
2,500,000 7.250%,  9/12/2025
b,c,d
2,528,125
3,100,000 2.193%,  6/5/2026
b,c
2,911,153
3,700,000 5.250%,  2/11/2027
b,c,d
3,422,500
3,100,000 4.282%,  1/9/2028
c
3,096,488
Danske Bank AS
2,850,000 3.773%,  3/28/2025
b,c,h
2,856,544
Principal
Amount Long-Term Fixed Income (94.9%) Value
Financials (33.8%) - continued
Deutsche Bank AG
$ 6,000,000 6.000%,  10/30/2025
b,d
$ 5,850,000
1,350,000 3.961%,  11/26/2025
b
1,348,976
2,200,000 2.311%,  11/16/2027
b
2,016,116
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,539,042
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
c
464,574
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,517,830
EPR Properties
1,976,000 4.950%,  4/15/2028 1,976,830
3,700,000 3.750%,  8/15/2029 3,463,418
First Horizon Bank
2,000,000 5.750%,  5/1/2030 2,261,133
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,938,213
First-Citizens Bank & Trust
Company
7,100,000 6.125%,  3/9/2028 7,854,286
FS KKR Capital Corporation
2,700,000 1.650%,  10/12/2024 2,544,760
3,100,000 4.250%,  2/14/2025
c
3,049,673
4,950,000 3.400%,  1/15/2026 4,792,496
GE Capital International Funding
Company
9,335,000 4.418%,  11/15/2035 10,023,816
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
i
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
c
294,393
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,d
3,193,920
2,490,000 4.250%,  10/21/2025 2,550,366
1,350,000 3.800%,  5/10/2026
b,d
1,251,281
3,100,000 3.691%,  6/5/2028
b
3,103,556
4,250,000 3.814%,  4/23/2029
b
4,280,815
3,100,000 4.223%,  5/1/2029
b
3,174,065
3,000,000 3.102%,  2/24/2033
b
2,827,762
HSBC Holdings plc
2,560,000 4.300%,  3/8/2026 2,626,752
1,800,000 4.000%,  3/9/2026
b,d
1,706,400
1,600,000 6.000%,  5/22/2027
b,d
1,628,000
1,920,000 4.041%,  3/13/2028
b
1,925,319
2,100,000 4.600%,  12/17/2030
b,d
1,874,250
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 652,800
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,356,959
1,500,000 2.000%,  8/15/2031 1,280,953
iStar, Inc.
640,000 4.250%,  8/1/2025 629,600
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,d
1,859,250
1,250,000 6.000%,  8/1/2023
b,d
1,265,625
5,000,000 5.000%,  8/1/2024
b,d
4,983,375
3,200,000 4.600%,  2/1/2025
b,d
3,084,000
3,200,000 2.956%,  5/13/2031
b
2,994,229
1,200,000 2.580%,  4/22/2032
b
1,099,384
2,900,000 2.545%,  11/8/2032
b
2,649,864
2,700,000 2.963%,  1/25/2033
b
2,545,434
1,600,000 3.882%,  7/24/2038
b
1,613,742

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Financials (33.8%) - continued
$ 3,150,000 5.500%,  10/15/2040 $ 3,780,472
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,616,615
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 1,953,958
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,d
2,047,442
1,300,000 7.500%,  9/27/2025
b,d
1,381,789
1,900,000 2.438%,  2/5/2026
b
1,832,158
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
c
303,673
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,d
1,977,206
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
c
3,755,557
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,d
2,514,810
MGM Growth Properties Operating
Partnership, LP
2,400,000 4.625%,  6/15/2025
c
2,418,000
640,000 4.500%,  9/1/2026 643,200
3,500,000 5.750%,  2/1/2027
e
3,696,875
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,835,945
Morgan Stanley
1,860,000 5.300%,  12/15/2025
b,d,e
1,822,800
1,280,000 3.125%,  7/27/2026 1,268,954
2,510,000 4.350%,  9/8/2026 2,585,240
3,350,000 3.622%,  4/1/2031
b
3,332,573
3,100,000 1.794%,  2/13/2032
b
2,665,771
3,000,000 2.943%,  1/21/2033
b
2,813,214
1,570,000 4.300%,  1/27/2045 1,651,254
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 650,800
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
c
2,536,947
1,920,000 4.000%,  9/14/2026
c
1,926,224
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,711,136
NatWest Group plc
2,750,000 4.269%,  3/22/2025
b
2,781,897
1,000,000 3.754%,  11/1/2029
b
992,078
1,850,000 4.600%,  6/28/2031
b,d
1,628,000
3,600,000 3.032%,  11/28/2035
b
3,193,860
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,c
1,800,313
2,550,000 3.400%,  1/23/2050
b,c
2,416,125
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 496,049
5,600,000 3.375%,  2/1/2031 5,130,095
Owl Rock Capital Corporation
4,350,000 3.400%,  7/15/2026 4,084,402
OWL Rock Core Income
Corporation
3,000,000 4.700%,  2/8/2027
c
2,885,340
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,433,877
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
c
2,835,558
Principal
Amount Long-Term Fixed Income (94.9%) Value
Financials (33.8%) - continued
PNC Financial Services Group,
Inc.
$ 2,150,000 3.400%,  9/15/2026
b,d
$ 1,936,075
Preferred Term Securities XXIII,
Ltd.
157,826
1.026%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
134,120
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,334,388
1,725,000 5.200%,  3/15/2044
b
1,720,739
2,750,000 3.700%,  10/1/2050
b
2,520,100
Radian Group, Inc.
320,000 4.875%,  3/15/2027 321,600
Realty Income Corporation
250,000 4.625%,  11/1/2025 261,610
3,100,000 3.400%,  1/15/2028 3,091,184
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,580,986
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,d,e
2,707,250
Reinsurance Group of America,
Inc.
2,550,000 4.700%,  9/15/2023 2,609,726
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
c
2,539,809
Simon Property Group, LP
1,800,000 3.800%,  7/15/2050 1,775,048
3,100,000 3.250%,  9/13/2049 2,775,610
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,c,d
2,890,936
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,720,194
3,250,000 3.400%,  1/15/2030 3,142,942
1,850,000 3.200%,  2/15/2031 1,765,627
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,d
4,347,500
Synchrony Financial
450,000 4.250%,  8/15/2024 456,278
1,950,000 3.950%,  12/1/2027 1,931,221
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,d
1,484,800
UBS Group AG
3,450,000 4.875%,  2/12/2027
b,c,d
3,328,215
3,000,000 2.746%,  2/11/2033
b,c
2,726,038
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
c
2,611,204
VICI Properties, LP
180,000 4.250%,  12/1/2026
c
179,244
180,000 4.625%,  12/1/2029
c
179,550
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,d
3,163,215
2,700,000 3.526%,  3/24/2028
b
2,694,578
3,200,000 2.393%,  6/2/2028
b
3,025,920
4,250,000 4.478%,  4/4/2031
b
4,500,325
Welltower, Inc.
2,500,000 2.050%,  1/15/2029 2,275,001
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,831,987
3,150,000 2.963%,  11/16/2040 2,647,034
Total 515,464,344

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Foreign Government (0.6%)
Dominican Republic Government
International Bond
$ 950,000 6.000%,  7/19/2028
c
$ 964,260
4,800,000 6.000%,  2/22/2033
c
4,684,848
Egypt Government International
Bond
4,100,000 5.800%,  9/30/2027
c
3,750,434
Total 9,399,542
Technology (5.0%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,651,664
1,920,000 3.750%,  9/12/2047 1,996,245
Baidu, Inc.
1,900,000 2.375%,  10/9/2030 1,672,039
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
718,000 3.875%,  1/15/2027 722,800
Broadcom, Inc.
2,700,000 5.000%,  4/15/2030 2,870,083
6,882,000 3.469%,  4/15/2034
c
6,373,635
3,600,000 3.137%,  11/15/2035
c
3,171,934
2,700,000 3.187%,  11/15/2036
c
2,343,840
Dell International, LLC
4,725,000 6.020%,  6/15/2026 5,118,255
1,300,000 6.100%,  7/15/2027 1,428,167
1,600,000 3.375%,  12/15/2041
c
1,344,791
1,087,000 8.350%,  7/15/2046 1,588,531
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,432,819
Fiserv, Inc.
2,725,000 3.200%,  7/1/2026 2,710,857
3,000,000 2.650%,  6/1/2030 2,768,825
Gartner, Inc.
320,000 3.750%,  10/1/2030
c
300,400
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
c
609,197
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,989,052
2,100,000 2.950%,  4/15/2031 1,941,119
Micron Technology, Inc.
2,750,000 5.327%,  2/6/2029 2,972,716
3,050,000 4.663%,  2/15/2030 3,187,647
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028
c
1,973,017
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,900,000 3.150%,  5/1/2027
c
1,843,383
1,900,000 4.300%,  6/18/2029
c
1,961,366
2,650,000 3.250%,  5/11/2041
c
2,336,829
Oracle Corporation
3,600,000 3.950%,  3/25/2051 3,147,175
2,700,000 4.300%,  7/8/2034 2,664,479
2,650,000 4.000%,  7/15/2046 2,351,458
Qorvo, Inc.
5,000,000 3.375%,  4/1/2031
c
4,546,750
Switch, Ltd.
265,000 3.750%,  9/15/2028
c
256,982
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,782,945
Principal
Amount Long-Term Fixed Income (94.9%) Value
Technology (5.0%) - continued
VMware, Inc.
$ 3,100,000 2.200%,  8/15/2031 $ 2,729,342
Total 75,788,342
Transportation (3.5%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,072,000
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
c
3,677,593
2,220,000 5.500%,  4/20/2026
c
2,236,650
3,100,000 5.750%,  4/20/2029
c
3,088,375
Boeing Company
5,200,000 3.250%,  2/1/2028 5,009,125
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,844,582
2,700,000 4.050%,  6/15/2048 2,870,053
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,806,088
Delta Air Lines, Inc.
1,057,220 4.250%,  7/30/2023 1,059,093
1,543,000 7.000%,  5/1/2025
c
1,652,731
3,000,000 7.375%,  1/15/2026 3,257,955
4,850,000 4.750%,  10/20/2028
c
4,887,135
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
3,033,965
FedEx Corporation
2,500,000 3.250%,  5/15/2041 2,237,802
Mileage Plus Holdings, LLC
5,500,000 6.500%,  6/20/2027
c
5,733,750
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 2,861,634
2,400,000 2.625%,  2/10/2030 2,189,003
United Airlines Pass Through Trust
1,010,226 3.750%,  9/3/2026 985,777
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
344,286
300,000 4.625%,  4/15/2029
c
285,285
Total 53,132,882
U.S. Government & Agencies (1.2%)
U.S. Treasury Bonds
14,400,000 2.000%,  8/15/2051 12,991,500
1,800,000 1.875%,  11/15/2051 1,578,938
4,500,000 2.250%,  5/15/2041 4,248,105
Total 18,818,543
Utilities (7.0%)
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
2,956,293
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 2,999,655
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 2,777,059
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,454,636
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,095,210
2,150,000 2.650%,  6/1/2031 1,983,196

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Utilities (7.0%) - continued
Consolidated Edison Company of
New York, Inc.
$ 2,750,000 4.125%,  5/15/2049 $ 2,775,330
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,d
2,227,500
2,650,000 4.350%,  1/15/2027
b,d
2,562,709
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,811,361
4,350,000 3.500%,  6/15/2051 3,969,199
2,840,000 3.150%,  8/15/2027 2,809,000
2,700,000 3.750%,  9/1/2046 2,548,545
Edison International
5,600,000 5.750%,  6/15/2027 6,000,621
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,854,185
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,d
2,063,880
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,692,870
Exelon Corporation
1,800,000 4.100%,  3/15/2052
c
1,828,208
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,502,098
1,300,000 5.350%,  7/15/2047 1,356,342
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
c
3,987,727
3,150,000 5.450%,  7/15/2044
c
3,434,133
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,601,013
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,724,436
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
c
632,800
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,955,941
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,933,815
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
c
1,106,764
3,950,000 3.375%,  2/15/2029
c
3,511,195
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,462,541
Pacific Gas and Electric Company
3,000,000 4.950%,  7/1/2050 2,825,699
1,900,000 3.300%,  12/1/2027 1,792,367
8,800,000 4.550%,  7/1/2030 8,731,411
3,000,000 4.200%,  6/1/2041 2,606,956
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,834,992
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,661,467
Southern Company
3,100,000 4.000%,  1/15/2051
b
2,999,250
2,150,000 3.750%,  9/15/2051
b
1,982,408
Principal
Amount Long-Term Fixed Income (94.9%) Value
Utilities (7.0%) - continued
TerraForm Power Operating, LLC
$ 640,000 5.000%,  1/31/2028
c
$ 637,280
Total 106,690,092
Total Long-Term Fixed Income
(cost $1,512,718,131) 1,448,231,461
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
22,308,885 Thrivent Cash Management Trust 22,308,885
Total Collateral Held for
Securities Loaned
(cost $22,308,885) 22,308,885
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
325,000 iShares S&P U.S. Preferred Stock
Index Fund
e
11,836,500
Total 11,836,500
Total Registered Investment
Companies (cost $12,275,120) 11,836,500
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,d
2,275,425
Total 2,275,425
Total Preferred Stock
(cost $2,250,000) 2,275,425
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i,j
7,029
Total 7,029
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $5,112) 7,029
Shares or
Principal
Amount Short-Term Investments ( 3.0% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.127%, 4/18/2022
k,l
699,944
800,000 0.200%, 5/4/2022
k,l
799,693
700,000 0.380%, 6/3/2022
k,l
699,243
Thrivent Core Short-Term Reserve
Fund
4,340,950 0.660% 43,409,500
Total Short-Term Investments
(cost $45,608,723) 45,608,380
Total Investments (cost
$1,599,275,094) 100.6% $1,534,347,663
Other Assets and Liabilities, Net
(0.6%) (9,022,579)
Total Net Assets 100.0% $1,525,325,084

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $372,364,749 or 24.4%
of total net assets.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is on loan.
f All or a portion of the security is insured or guaranteed.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 13,254,495
Common Stock 8,391,168
Total lending $21,645,663
Gross amount payable upon return of
collateral for securities loaned $22,308,885
Net amounts due to counterparty $663,222
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 185,738 – 185,738 –
Consumer Cyclical 2,192,877 – 2,192,877 –
Consumer Non-Cyclical 1,303,758 – 1,303,758 –
Technology 397,610 – 397,610 –
Long-Term Fixed Income
Asset-Backed Securities 57,349,162 – 57,349,162 –
Basic Materials 38,439,120 – 38,439,120 –
Capital Goods 56,822,680 – 56,822,680 –
Collateralized Mortgage Obligations 272,357 – 272,357 –
Communications Services 131,552,902 – 131,552,902 –
Consumer Cyclical 112,180,193 – 112,180,193 –
Consumer Non-Cyclical 159,029,871 – 159,029,871 –
Energy 113,291,431 – 113,291,431 –
Financials^ 515,464,344 – 515,464,344 0
Foreign Government 9,399,542 – 9,399,542 –
Technology 75,788,342 – 75,788,342 –
Transportation 53,132,882 – 53,132,882 –
U.S. Government & Agencies 18,818,543 – 18,818,543 –
Utilities 106,690,092 – 106,690,092 –
Registered Investment Companies
Unaffiliated 11,836,500 11,836,500 – –
Preferred Stock
Financials 2,275,425 2,275,425 – –
Common Stock
Communications Services 7,029 – – 7,029
Financials^ 0 – – 0
Short-Term Investments 2,198,880 – 2,198,880 –
Subtotal Investments in Securities $1,468,629,278 $14,111,925 $1,454,510,324 $7,029
Other Investments  * Total
Affiliated Short-Term Investments 43,409,500
Collateral Held for Securities Loaned 22,308,885
Subtotal Other Investments $65,718,385
Total Investments at Value $1,534,347,663
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 2,233,139 2,233,139 – –
Total Liability Derivatives $2,233,139 $2,233,139 $– $–

Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $2,198,880 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 364 June 2022 $ 55,924,210 ( $ 1,301,460)
Ultra 10-Yr. U.S. Treasury Note 296 June 2022 41,030,429 (931,679)
Total Futures Long Contracts $ 96,954,639 ( $ 2,233,139)
Total Futures Contracts $ 96,954,639 ($2,233,139)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $68,494 $135,535 $160,619 $43,410 4,341 2.9%
Total Affiliated Short-Term Investments 68,494 43,410 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,809 88,011 73,511 22,309 22,309 1.5
Total Collateral Held for Securities Loaned 7,809 22,309 1.5
Total Value $76,303 $65,719
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $0 $0 $ – $22
Total Income/Non Income Cash from Affiliated
Investments $22
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $0 $0 $ –

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.4% ) Value
Australia (6.1%)
9,849 ALS, Ltd. $ 97,800
105,841 Alumina, Ltd. 158,904
543,245 AMP, Ltd.
a
389,681
38,772 ARB Corporation, Ltd. 1,193,264
428,865 Aristocrat Leisure, Ltd. 11,640,281
53,653 ASX, Ltd. 3,263,726
341,593 Aurizon Holdings, Ltd. 938,920
74,850 Beach Energy, Ltd. 87,345
28,548 Bega Cheese, Ltd. 102,122
86,614 Bendigo and Adelaide Bank, Ltd. 662,163
78,819 BHP Group, Ltd. 3,038,280
11,038 BWP Trust 33,107
162,336 Carsales.com, Ltd. 2,513,179
177,881 Centuria Capital Group 379,212
96,705 Centuria Industrial REIT 276,536
6,659 Challenger, Ltd. 33,826
141,742 Charter Hall Group 1,722,502
16,357 Charter Hall Retail REIT 51,289
43,024 Charter Hall Social Infrastructure
REIT 125,922
27,864 Commonwealth Bank of Australia 2,194,360
193,652 Computershare, Ltd. 3,559,154
168,682 CSL, Ltd. 33,676,162
66,410 Data#3, Ltd. 291,963
146,790 DEXUS Property Group 1,198,201
13,242 Domino's Pizza Enterprises, Ltd. 861,974
36,603 Downer EDI, Ltd. 146,852
1,349 Elders, Ltd. 13,388
318,827 Fortescue Metals Group, Ltd. 4,900,969
86,920 GrainCorp, Ltd. 550,073
577,480 GWA Group, Ltd. 1,070,557
532,769 Humm Group, Ltd. 339,711
50,148 IDP Education, Ltd. 1,173,671
229,416 Iluka Resources, Ltd. 1,929,683
442,824 Incitec Pivot, Ltd. 1,253,513
78,293 Ingenia Communities Group 295,572
109,656 Inghams Group, Ltd. 250,656
14,864 JB Hi-Fi, Ltd. 600,807
269,907 Karoon Gas Australia, Ltd.
a
433,456
4,434 Lovisa Holdings, Ltd. 61,572
324,696 Metcash, Ltd. 1,099,227
23,109 NRW Holdings, Ltd. 37,023
13,517 Nufarm, Ltd. 63,684
18,681 Origin Energy, Ltd. 86,955
27,719 OZ Minerals, Ltd. 552,799
200,418 Paladin Energy, Ltd.
a,b
115,786
16,006 Perpetual, Ltd. 413,259
47,234 Pinnacle Investment Management
Group Limited 369,066
73,546 Premier Investments, Ltd. 1,504,253
11,308 Pro Medicus, Ltd. 409,653
300,783 Qube Holdings, Ltd. 700,933
28,303 REA Group, Ltd. 2,837,364
48,087 Reliance Worldwide Corporation,
Ltd. 151,833
48,293 Rio Tinto, Ltd. 4,317,409
659,351 Sandfire Resources, Ltd. 2,799,073
179,209 SEEK, Ltd. 3,946,650
1,405,560 Tabcorp Holdings, Ltd. 5,599,910
2,837 Technology One, Ltd. 24,063
3,633 Worley, Ltd. 35,096
Total 106,574,389
Austria (0.3%)
13,826 BAWAG Group AG
c
697,651
Shares Common Stock (91.4%) Value
Austria (0.3%) - continued
3,500 EVN AG $ 90,227
106,163 OMV AG 5,072,760
Total 5,860,638
Belgium (0.9%)
10,357 D'ieteren Group 1,743,952
70,219 Groupe Bruxelles Lambert SA 7,266,044
43,313 KBC Groep NV 3,107,691
3,719 Melexis NV 342,382
13,406 NV Bekaert SA 524,555
10,411 Solvay SA 1,026,069
11,528 Telenet Group Holding NV 371,426
12,766 Warehouses De Pauw SCA 550,804
Total 14,932,923
Bermuda (0.3%)
19,909 BW Offshore, Ltd. 65,667
18,000 China Water Affairs Group, Ltd. 19,615
71,500 CK Infrastructure Holdings, Ltd. 477,966
220,455 Golden Ocean Group, Ltd. 2,709,863
18,500 Grand Pharmaceutical Group, Ltd. 13,048
25,800 Hopson Development Holdings,
Ltd. 48,762
12,000 Jardine Matheson Holdings, Ltd. 660,000
2,810,000 Pacific Basin Shipping, Ltd. 1,504,548
349,000 Road King Infrastructure, Ltd. 300,280
212,400 Shanghai Industrial Urban
Development Group, Ltd. 19,106
300,000 Yuexiu Transport Infrastructure, Ltd. 201,983
Total 6,020,838
Brazil (0.5%)
16,200 Ambev SA 52,809
17,700 Americanas SA 120,936
16,500 Atacadao SA 78,323
75,000 B3 SA - Brasil Bolsa Balcao 247,162
53,042 Banco Bradesco SA ADR 246,115
28,500 Banco do Brasil SA 207,118
75,200 BB Seguridade Participacoes SA 404,506
50,391 Centrais Eletricas Brasileiras SA
ADR 398,593
18,827 Companhia Siderurgica Nacional
SA ADR 102,042
28,000 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 102,683
17,200 EDP - Energias do Brasil SA 85,186
67,400 ENGIE Brasil Energia SA 610,289
20,166 Gerdau SA ADR 129,667
11,000 Hapvida Participacoes e
Investimentos SA
c
27,540
56,883 Itau Unibanco Holding SA ADR 324,802
39,800 Itausa SA 90,115
76,200 JBS SA 600,023
6,500 Klabin SA 33,134
129,600 Metalurgica Gerdau SA 333,184
3,900 Natura & Company Holding SA
a
21,363
125,478 Petroleo Brasileiro SA 879,734
58,085 Petroleo Brasileiro SA ADR 859,658
3,500 Suzano SA 40,616
30,600 Telefonica Brasil SA 346,038
27,214 Telefonica Brasil SA ADR 306,158
68,534 Vale SA ADR 1,369,995
94,200 Vibra Energia SA 461,003

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Brazil (0.5%) - continued
10,200 WEG SA $ 74,769
Total 8,553,561
Canada (9.3%)
81,987 Alimentation Couche-Tard, Inc. 3,693,563
20,174 Bank of Montreal 2,373,953
42,325 Bank of Nova Scotia 3,033,492
253,987 BCE, Inc. 14,079,350
116,545 Canadian Imperial Bank of
Commerce 14,146,865
207,001 Canadian National Railway
Company 27,767,922
94,277 Canadian Pacific Railway, Ltd. 7,781,067
21,956 Canadian Utilities, Ltd. 673,002
30,255 Canadian Western Bank
d
879,468
78,105 Canopy Growth Corporation
a,d
592,277
229,751 CGI, Inc.
a
18,302,525
217,974 CI Financial Corporation 3,462,755
30,507 Dollarama, Inc. 1,730,149
19,126 Dream Industrial Real Estate
Investment Trust 246,925
21,882 Enbridge, Inc. 1,007,326
8,701 Home Capital Group, Inc. 264,479
187,036 Laurentian Bank of Canada 6,217,827
76,169 Manulife Financial Corporation 1,624,337
2,168 Pembina Pipeline Corporation 81,455
9,734 Royal Bank of Canada 1,071,702
3,704 Shopify, Inc.
a
2,503,756
120,907 Sun Life Financial, Inc. 6,750,637
87,754 Suncor Energy, Inc. 2,856,928
425,783 TC Energy Corporation 24,014,686
62,476 Teck Resources, Ltd. 2,523,406
11,133 TELUS Corporation 290,848
25,306 Thomson Reuters Corporation 2,747,497
1,720 TMX Group, Ltd. 176,905
2,773 Toromont Industries, Ltd. 262,871
121,377 Toronto-Dominion Bank 9,630,352
Total 160,788,325
Cayman Islands (1.0%)
38,600 ANTA Sports Products, Ltd. 478,833
140,100 ASM Pacific Technology, Ltd. 1,410,448
6,487 Baidu.com, Inc. ADR
a
858,230
48,000 Bosideng International Holdings,
Ltd. 22,240
25,000 Chailease Holding Company, Ltd. 219,283
14,000 China Education Group Holdings,
Ltd. 12,046
57,000 China Medical System Holdings,
Ltd. 88,897
78,000 China Meidong Auto Holdings, Ltd. 296,438
265,000 China Overseas Property Holdings,
Ltd. 312,551
3,000 Chlitina Holding, Ltd. 21,176
174,000 Consun Pharmaceutical Group,
Ltd. 84,158
19,000 Country Garden Services Holdings
Company, Ltd. 80,040
208,000 Geely Automobile Holdings, Ltd. 322,196
50,000 Greentown Service Group
Company, Ltd. 49,855
16,481 Hello Group, Inc. ADR 95,260
102,000 IGG, Inc. 48,327
5,715 JD.com, Inc.
a
162,391
3,468 Li Auto, Inc. ADR
a
89,509
Shares Common Stock (91.4%) Value
Cayman Islands (1.0%) - continued
33,500 Li Ning Company, Ltd. $ 284,461
98,500 Longfor Group Holdings, Ltd.
c
503,844
70,200 Meituan Dianping
a,c
1,329,865
61,500 NetDragon Websoft Holdings, Ltd. 127,971
10,312 NetEase, Inc. ADR 924,883
29,916 New Oriental Education &
Technology Group, Inc. ADR
a
34,403
19,969 NIO, Inc. ADR
a
420,348
9,273 Pinduoduo, Inc. ADR
a
371,940
307,600 Sands China, Ltd.
a
731,774
1,420,000 Shui On Land, Ltd. 216,201
10,400 Sunny Optical Technology (Group)
Company, Ltd. 165,166
5,602 TAL Education Group ADR
a
16,862
117,024 Tencent Holdings, Ltd. 5,394,144
18,408 Tencent Music Entertainment Group
ADR
a
89,647
892 Trip.com Group, Ltd. ADR
a
20,623
14,000 VSTECS Holdings, Ltd. 13,109
559,000 Want Want China Holdings, Ltd. 515,812
9,654 Weibo Corporation ADR
a
236,620
21,000 Wisdom Marine Lines Company,
Ltd. 62,936
48,000 WuXi Biologics (Cayman), Inc.
a,c
381,149
59,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
29,821
396,800 Xiaomi Corporation
a,c
693,379
3,363 XPeng, Inc. ADR
a
92,785
110,000 Yadea Group Holdings, Ltd.
c
168,504
58,000 Zhongsheng Group Holdings, Ltd. 407,812
Total 17,885,937
Chile (<0.1%)
3,283 Banco de Credito e Inversiones SA
a
118,272
3,400 CAP SA 52,720
57,277 Cencosud SA 112,836
4,043 Cia Cervecerias Unidas SA ADR 60,483
1,170,590 Colbun SA 96,007
57,139 Embotelladora Andina SA 126,506
2,152 Sociedad Quimica y Minera de
Chile SA ADR 184,211
Total 751,035
China (1.4%)
71,433 Aier Eye Hospital Group Company,
Ltd. 353,187
34,255 Alibaba Group Holding, Ltd. ADR
a
3,726,944
33,600 Anhui Conch Cement Company,
Ltd., Class A 208,338
3,300 Asymchem Laboratories (Tianjin)
Company, Ltd. 190,183
286,785 Bank of Beijing Company, Ltd. 206,561
313,200 Bank of China, Ltd., Class A 161,195
2,168,000 Bank of China, Ltd., Class H 865,153
34,000 Beijing North Star Company, Ltd. 5,049
4,095 BYD Company, Ltd., Class A 146,531
19,000 BYD Company, Ltd., Class H 528,491
1,565,000 CGN Power Company, Ltd.
c
407,507
12,000 Changzhou Xingyu Automotive
Lighting Systems 244,720
1,533,000 China Construction Bank
Corporation 1,148,317
223,000 China Galaxy Securities Company,
Ltd. 124,390

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
China (1.4%) - continued
92,000 China Life Insurance Company,
Ltd. $ 140,164
38,800 China Merchants Bank Company,
Ltd., Class A 284,605
97,500 China Merchants Bank Company,
Ltd., Class H 758,982
45,800 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 109,462
15,000 China National Nuclear Power
Company, Ltd. 19,069
5,600 China Pacific Insurance (Group)
Company, Ltd. 13,549
544 China Petroleum & Chemical
Corporation ADR 26,939
93,500 China Shenhua Energy Company,
Ltd., Class H 297,629
67,400 CITIC Securities Company, Ltd.,
Class A 220,901
104,000 CITIC Securities Company, Ltd.,
Class H 238,379
3,900 Contemporary Amperex
Technology Company, Ltd. 312,078
2,700 East Money Information Company,
Ltd. 10,695
20,000 Flat Glass Group Company, Ltd. 76,358
23,484 Fuyao Glass Industry Group
Company, Ltd., Class A 131,298
32,000 Fuyao Glass Industry Group
Company, Ltd., Class H
c
129,925
11,800 Ganfeng Lithium Company, Ltd.
c
166,013
115,200 GF Securities Company, Ltd., Class
H 162,172
49,000 Goertek, Inc. 263,795
65,200 Great Wall Motor Company, Ltd.,
Class A 279,009
146,500 Great Wall Motor Company, Ltd.,
Class H 229,930
129,884 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 639,786
12,000 Haier Smart Home Company, Ltd.,
Class A 43,377
56,800 Haier Smart Home Company, Ltd.,
Class H 181,617
154,000 Haitong Securities Company, Ltd.,
Class A 249,221
267,600 Haitong Securities Company, Ltd.,
Class H 203,352
4,800 Huagong Tech Company, Ltd. 15,182
93,600 Huatai Securities Company, Ltd. 218,464
44,200 Iflytek Company, Ltd. 322,131
660,000 Industrial and Commercial Bank of
China, Ltd., Class H 404,615
69,677 Inner Mongolia Yili Industrial Group
Company, Ltd. 403,617
21,084 JD.com, Inc. ADR
a
1,220,131
2,700 Jiangsu Yangnong Chemical
Company, Ltd. 51,184
75,000 Jiangxi Copper Company, Ltd. 124,055
3,392 Kweichow Moutai Company, Ltd. 913,811
458,000 Lenovo Group, Ltd. 496,131
30,700 LONGi Green Energy Technology
Company, Ltd. 346,123
54,500 Luxshare Precision Industry
Company, Ltd. 270,252
14,800 Midea Group Company, Ltd. 132,005
73,440 NARI Technology Company, Ltd. 361,900
Shares Common Stock (91.4%) Value
China (1.4%) - continued
753,000 People's Insurance Company
(Group) of China, Ltd. $ 245,684
10,500 Perfect World Company, Ltd. 21,121
8,337 PetroChina Company, Ltd. ADR 421,435
105,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 736,005
49,500 Shandong Linglong Tyre Company,
Ltd. 171,566
281,400 Shandong Nanshan Aluminum
Company, Ltd. 179,172
19,000 Shanghai Baosight Software
Company, Ltd. 145,337
19,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 92,077
126,898 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 233,066
13,500 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 21,597
162,600 Shenwan Hongyuan Group
Company, Ltd. 111,896
25,700 Shenzhen Inovance Technology
Company, Ltd. 229,468
304,200 Shenzhen Overseas Chinese Town
Company, Ltd. 351,823
659,300 Sinotrans, Ltd. 413,264
164,000 Tong Ren Tang Technologies
Company, Ltd. 138,912
24,400 Wanhua Chemical Group
Company, Ltd. 309,314
37,500 Weichai Power Company, Ltd.,
Class A 78,464
396,100 Wuchan Zhongda Group Company,
Ltd. 331,844
17,500 Wuliangye Yibin Company, Ltd. 424,867
4,800 WuXi AppTec Company, Ltd., Class
H
c
74,995
12,000 Yunnan Baiyao Group Company,
Ltd. 154,270
6,600 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 328,059
59,200 Zhejiang Century Huatong Group
Company, Ltd.
a
58,256
116,000 Zijin Mining Group Company, Ltd. 175,910
115,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 120,363
187,800 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 118,565
Total 24,471,802
Colombia (<0.1%)
1,320 Bancolombia SA ADR 56,311
2,269 Bancolombia SA 26,088
16,307 Ecopetrol SA ADR 303,310
Total 385,709
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
b
0
Total 0
Czech Republic (0.1%)
16,723 CEZ AS 701,416
14,275 Komercni Banka AS 552,640

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Czech Republic (0.1%) - continued
75 Philip Morris CR $ 59,139
Total 1,313,195
Denmark (2.2%)
794 A.P. Moller - Maersk AS, Class B 2,385,941
13,200 ALK-Abello AS
a
290,994
59,656 Carlsberg AS 7,323,460
19,888 Dampskibsselskabet Norden AS 693,951
13,051 DFDS AS 556,577
46,395 DSV AS 8,891,862
11,718 Jyske Bank AS
a
636,926
108,778 Novo Nordisk AS 12,065,236
29,824 Royal Unibrew AS 2,786,327
14,804 Scandinavian Tobacco Group AS
c
315,672
25,842 Sydbank AS 882,176
10,655 Topdanmark AS 596,443
46,015 Tryg AS 1,118,841
Total 38,544,406
Egypt (<0.1%)
99,797 Commercial International Bank
Egypt SAE GDR
a
233,525
Total 233,525
Finland (0.5%)
49,081 KONE Oyj 2,568,427
15,912 Metso Outotec Oyj 134,134
59,013 Nordea Bank Abp 607,362
46,635 Sampo Oyj 2,278,795
84,697 Stora Enso Oyj 1,661,547
31,353 Tokmanni Group Corporation 519,338
10,543 UPM-Kymmene Oyj 344,284
9,714 Uponor Oyj 196,821
Total 8,310,708
France (7.0%)
83,942 Air Liquide SA 14,685,221
611 Alten SA 92,217
2,523 Amundi SA
c
172,526
35,254 BNP Paribas SA 2,014,589
158,320 CGG SA
a
178,691
7,402 Cie Generale des Etablissements
Michelin 1,003,092
73,539 Coface SA 885,588
44,932 Derichebourg 468,245
215,443 Engie SA 2,832,445
7,057 Eramet SA
a
1,152,222
29,987 Eutelsat Communications 325,747
2,144 Hermes International 3,034,520
32,279 Ipsos SA 1,606,770
200,229 Legrand SA 19,133,559
5,231 LNA Sante 214,082
36,120 L'Oreal SA 14,428,043
16,939 LVMH Moet Hennessy Louis Vuitton
SE 12,091,110
11,589 Nexans SA 1,084,509
15,151 Nexity SA 533,397
21,247 Renault SA
a
555,401
39,496 Rexel SA 843,158
15,155 Rubis SCA 445,451
48,425 Sanofi 4,950,982
138,671 Schneider Electric SE 23,281,648
8,439 SCOR SE 271,361
3,730 SPIE SA 88,224
20,358 Television Francaise 1 SA 197,420
Shares Common Stock (91.4%) Value
France (7.0%) - continued
273,809 TotalEnergies SE $ 13,854,687
1,173 Trigano 170,825
387 Virbac SA 154,713
Total 120,750,443
Germany (4.0%)
64,736 Allianz SE 15,459,567
16,526 Aurubis AG 1,967,292
31,442 Bayerische Motoren Werke AG 2,717,156
4,183 CTS Eventim AG & Company
KGAA
a
284,100
277 Dermapharm Holding SE 18,056
1,059,516 Deutsche Bank AG
a
13,343,821
91,348 Deutsche Pfandbriefbank AG
c
1,109,162
116,388 Deutsche Post AG 5,557,776
5,003 Deutz AG
a
25,825
392 Eckert & Ziegler Strahlen- und
Medizintechnik AG 25,745
24,186 Evonik Industries AG 670,983
4,390 Freenet AG 117,481
11,286 Gerresheimer AG 824,414
239 GFT Technologies SE 11,083
5,561 HeidelbergCement AG 315,167
3,411 Hensoldt AG 100,156
6,754 Hugo Boss AG 389,654
9,499 Jungheinrich AG 275,069
65,385 K+S AG
a
1,967,219
98,719 Klockner & Company SE
a
1,328,586
1,817 Krones AG 150,922
20,971 Merck KGaA 4,379,493
16,008 METRO AG
a
141,885
53,975 Porsche Automobil Holding SE 5,192,099
3,376 ProSiebenSat.1 Media AG 43,003
3,379 Rheinmetall AG 714,218
341 Sartorius Aktiengesellschaft 150,499
8,247 Scout24 SE
c
470,182
2,538 SGL Carbon SE
a
15,765
4,848 Siemens AG 671,293
4,290 Stroeer SE 296,050
28,495 Symrise AG 3,416,363
301,264 TAG Immobilien AG 6,821,815
8,267 Uniper SE 213,573
1,800 Volkswagen AG 444,638
Total 69,630,110
Greece (0.1%)
282,193 Eurobank Ergasias Services and
Holdings SA
a
330,141
1,634 GEK Terna Holding Real Estate
Construction SA
a
16,967
13,364 Hellenic Telecommnications
Organization SA 241,651
7,179 JUMBO SA 106,962
2,749 Motor Oil (Hellas) Diilistiria
Korinthou AE 42,688
10,119 Mytilineos SA 165,690
Total 904,099
Guernsey (<0.1%)
130,713 BMO Commercial Property Trust,
Ltd. 197,702
93,129 UK Commercial Property REIT, Ltd. 107,578
Total 305,280

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Hong Kong (0.5%)
18,200 Bank of East Asia, Ltd. $ 28,438
106,000 China Everbright Environment
Group, Ltd. 63,622
542,500 CK Hutchison Holdings, Ltd. 3,966,983
453,440 CSPC Pharmaceutical Group, Ltd. 519,572
266,000 Far East Horizon, Ltd. 237,703
157,000 Galaxy Entertainment Group, Ltd. 929,029
141,778 Hang Lung Group, Ltd. 299,768
527,000 Hong Kong and China Gas
Company, Ltd. 636,574
72,000 Hysan Development Company, Ltd. 210,486
198,500 Kerry Properties, Ltd. 559,193
132,400 Link REIT 1,127,549
79,000 Luk Fook Holdings International,
Ltd. 191,574
27,000 Shanghai Industrial Holdings, Ltd. 40,535
276,000 United Laboratories International
Holdings 144,346
Total 8,955,372
Hungary (<0.1%)
367 OTP Bank Nyrt
a
13,314
Total 13,314
India (1.2%)
162,624 Ambuja Cements, Ltd. 638,864
28,845 Asian Paints, Ltd. 1,167,190
2,270 Bajaj Finance, Ltd. 215,578
3,034 Bajaj Finserv, Ltd. 677,067
25,644 Britannia Industries, Ltd. 1,081,256
58,932 Cipla, Ltd. 789,044
50,462 Coal India, Ltd. 121,402
3,232 Cyient, Ltd. 39,329
18,312 Dabur India, Ltd. 129,136
623 Divi's Laboratories, Ltd. 36,035
166 Dr. Lal PathLabs, Ltd.
c
5,685
29,740 ICICI Bank, Ltd. ADR 563,276
97,503 Indian Energy Exchange, Ltd.
c
286,873
130,772 Indian Oil Corporation, Ltd. 204,070
115,010 Infosys, Ltd. ADR 2,862,599
24,334 Jubilant FoodWorks, Ltd. 840,892
45,537 Kotak Mahindra Bank, Ltd. 1,045,832
5,318 Larsen & Toubro Infotech, Ltd.
c
428,791
10,037 Larsen & Toubro, Ltd. 232,765
2,154 Marico, Ltd. 14,279
277,005 Oil and Natural Gas Corporation,
Ltd. 595,686
580 Page Industries, Ltd. 329,270
4,431 Persistent Systems, Ltd. 277,131
1,440 Pidilite Industries, Ltd. 46,511
2,109 PNB Housing Finance, Ltd.
a,c
10,434
566,159 Power Grid Corporation of India,
Ltd. 1,614,082
127,783 Reliance Industries, Ltd. 4,419,704
6,265 SBI Life Insurance Company, Ltd.
c
92,303
5,508 Schaeffler India, Ltd. 140,504
21,365 Tata Consultancy Services, Ltd. 1,049,991
9,263 Tata Elxsi, Ltd. 1,073,821
28,186 Tech Mahindra, Ltd. 554,559
445 Titan Company, Ltd. 14,824
476 Ultra Tech Cement, Ltd. 41,255
Total 21,640,038
Indonesia (0.2%)
180,900 Astra International Tbk PT 82,814
Shares Common Stock (91.4%) Value
Indonesia (0.2%) - continued
3,212,400 Bank Central Asia Tbk PT $ 1,783,735
333,800 Bank Mandiri Persero Tbk PT 183,077
19,211 Telekomunikasi Indonesia Persero
Tbk PT ADR 613,791
Total 2,663,417
Israel (1.7%)
1,893 Airport City, Ltd.
a
43,074
5,735 Alony-Hetz Properties and
Investments, Ltd. 95,055
9,219 Amot Investments, Ltd. 69,070
629,928 Bank Hapoalim, Ltd. 6,236,685
953,569 Bank Leumi Le-Israel BM 10,272,522
196,260 Bezeq Israel Telecommunication
Corporation, Ltd.
a
336,295
285 Big Shopping Centers, Ltd. 44,007
798 Camtek, Ltd.
a
24,616
2,265 Clal Insurance Enterprises
Holdings, Ltd.
a
53,144
1,662 Delek Group, Ltd.
a
240,607
31,928 Enlight Renewable Energy, Ltd.
a
74,761
396 Fattal Holdings 1998, Ltd.
a
56,713
5,755 First International Bank of Israel,
Ltd. 247,812
465 Fox-Wizel, Ltd. 74,343
9,689 Gazit-Globe, Ltd. 87,884
6,488 Harel Insurance Investments &
Financial Services, Ltd. 79,118
182,921 ICL Group, Ltd. 2,174,488
992 Israel Corporation, Ltd.
a
573,816
897 Melisron, Ltd.
a
74,613
14,685 Mivne Real Estate (KD), Ltd. 57,276
156,922 Mizrahi Tefahot Bank, Ltd. 6,128,134
4,397 Nova, Ltd.
a
473,797
26,826 Phoenix Holdings, Ltd. 352,145
63,599 Plus500, Ltd. 1,173,513
19,562 Shufersal, Ltd. 176,914
Total 29,220,402
Italy (2.0%)
502,775 A2A SPA 861,143
8,703 Acea SPA 159,799
752 Amplifon SPA 33,468
119,608 Azimut Holding SPA 2,772,956
107,922 Banca Farmafactoring SPA
c
801,116
12,933 Banca IFIS SPA 264,433
89,044 Davide Campari-Milano NV 1,032,833
1,313,877 Enel SPA 8,772,482
12,765 Falck Renewables SPA 124,550
90,908 Finecobank Banca Fineco SPA 1,379,090
182,016 Hera SPA 670,579
168,959 Iren SPA 447,599
219,957 Italgas SPA 1,411,134
143,073 Leonardo SPA
a
1,421,749
145,993 Mediobanca SPA 1,475,340
222,494 Pirelli & C. SPA
c
1,207,260
73,059 Poste Italiane SPA
c
828,538
179,728 Recordati SPA 9,011,498
8,058 Reply SPA 1,323,901
36,400 UniCredit SPA 392,676
133,825 Unipol Gruppo SPA 734,031
Total 35,126,175
Japan (17.2%)
63 Activia Properties, Inc. 219,632

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Japan (17.2%) - continued
58 Advance Residence Investment
Corporation $ 163,700
33,000 Advantest Corporation 2,576,438
46,100 Air Water, Inc. 647,377
15,000 Alfresca Holdings Corporation 207,924
155,100 Amada Company, Ltd. 1,363,588
37,200 Aozora Bank, Ltd. 783,775
38,000 Arcs Company, Ltd. 658,901
540,800 Astellas Pharma, Inc. 8,449,944
18,900 Autobacs Seven Company, Ltd. 207,838
1,700 Avex, Inc. 18,498
66,900 BANDAI NAMCO Holdings, Inc. 5,072,993
2,200 BayCurrent Consulting, Inc. 796,352
9,100 Bell System24 Holdings, Inc. 102,138
800 Benesse Holdings, Inc. 14,678
5,700 BML, Inc. 143,796
1,600 Canon Marketing Japan, Inc. 32,864
4,300 Central Glass Company, Ltd. 73,185
48,800 Chiyoda Company, Ltd. 293,953
149,400 Chugai Pharmaceutical Company,
Ltd. 4,985,243
288,500 Citizen Watch Company, Ltd. 1,222,450
63,800 Coca-Cola Bottlers Japan, Inc. 751,820
121,900 COMSYS Holdings Corporation 2,654,502
3,100 Daido Steel Company, Ltd. 93,170
4,000 Daifuku Company, Ltd. 285,406
39,100 Daikin Industries, Ltd. 7,100,714
56 Daiwa Office Investment
Corporation 347,643
24,200 Dena Company, Ltd. 367,627
14,400 Dexerials Corporation 388,517
11,700 Doshisha Company, Ltd. 143,043
5,300 DTS Corporation 115,880
8,300 Eagle Industry Company, Ltd. 66,082
800 Ebara Corporation 44,377
2,100 EIZO Corporation 61,467
5,700 Ezaki Glico Company, Ltd. 173,927
7,400 FANUC Corporation 1,298,774
21,000 Financial Products Group
Company, Ltd. 147,475
2,000 Fuji Oil Holdings, Inc. 32,431
53,100 Fuji Soft, Inc. 2,665,235
63,000 Fujikura, Ltd.
a
318,875
600 Fuyo General Lease Company, Ltd. 34,206
386 Global One Real Estate Investment
Corporation 354,721
3,300 GLOBERIDE, Inc. 77,782
62,300 Gunma Bank, Ltd. 179,565
3,800 Gunze, Ltd. 115,957
54,800 H2O Retailing Corporation 378,553
24,600 Hanwa Company, Ltd. 648,622
34,000 Haseko Corporation 390,518
6,500 Hikari Tsushin, Inc. 738,960
21,500 Hitachi Zosen Corporation 130,567
209,900 Honda Motor Company, Ltd. 5,949,792
11,100 Hoya Corporation 1,264,933
25,200 IDOM, Inc. 149,856
47,400 Iida Group Holdings Company, Ltd. 817,221
12,800 Iino Kaiun Kaisha, Ltd. 85,792
101,200 Inaba Denki Sangyo Company, Ltd. 2,052,352
58 Industrial & Infrastructure Fund
Investment Corporation 87,874
72,800 Inpex Corporation 855,934
59,600 ITOCHU Techno-Solutions
Corporation 1,522,451
7,500 Izumi Company, Ltd. 197,468
Shares Common Stock (91.4%) Value
Japan (17.2%) - continued
178,700 J. Front Retailing Company, Ltd. $ 1,449,700
67 Japan Excellent, Inc. 74,174
12,600 Japan Petroleum Exploration
Company, Ltd. 265,369
65,800 Japan Post Holdings Company,
Ltd. 483,251
229 Japan Prime Realty Investment
Corporation 749,622
900 Japan Steel Works, Ltd. 27,895
179,000 Japan Tobacco, Inc. 3,056,887
153,100 JFE Holdings, Inc. 2,142,512
69,400 Kamigumi Company, Ltd. 1,245,771
12,100 Kaneka Corporation 349,515
50,700 Kanematsu Corporation 554,621
2,400 Kanematsu Electronics, Ltd. 75,179
154,029 Kao Corporation 6,289,106
700 Kawasaki Kisen Kaisha, Ltd. 45,563
6,800 KDDI Corporation 222,949
531 Kenedix Retail REIT Corporation 1,217,866
79 472,958
24,000 Keyence Corporation 11,128,863
124,200 Kinden Corporation 1,600,730
7,900 Komatsu, Ltd. 189,802
15,700 KOMEDA Holdings Company, Ltd. 261,705
2,800 Kumagai Gumi Company, Ltd. 61,977
2,000 KYB Company, Ltd. 48,431
103,400 Kyoei Steel, Ltd. 1,127,318
9,400 Kyokuto Kaihatsu Kogyo Company,
Ltd. 106,437
73,800 Kyushu Electric Power Company,
Inc. 494,121
8,100 Life Corporation 208,472
13,100 Lintec Corporation 259,787
42,200 M3, Inc. 1,524,095
14,700 Macnica Fuji Electronics Holdings,
Inc. 314,389
16,300 Makino Milling Machine Company,
Ltd. 513,874
4,600 Mandom Corporation 49,261
10,100 Marui Group Company, Ltd. 184,801
4,500 Matsuda Sangyo Company, Ltd. 90,533
28,700 Maxell, Ltd. 280,969
39,900 McDonald's Holdings Company
(Japan), Ltd. 1,659,272
3,100 MegaChips Corporation 94,966
18,700 Ministop Company, Ltd. 222,357
265,100 Mitsubishi Corporation 9,948,340
146,600 Mitsubishi Electric Corporation 1,681,334
37,200 Mitsubishi Gas Chemical Company,
Inc. 629,721
1,056,500 Mitsubishi HC Capital, Inc. 4,909,045
22,800 Mitsubishi Logistics Corporation 564,129
8,100 Mitsubishi Research Institute, Inc. 264,684
44,400 Mitsuboshi Belting, Ltd. 734,023
5,200 Mitsui & Company, Ltd. 141,155
23,900 Mitsui Mining and Smelting
Company, Ltd. 653,014
62,000 Murata Manufacturing Company,
Ltd. 4,084,114
8,600 Nachi-Fujikoshi Corporation 293,576
77,000 NEC Networks & System Integration
Corporation 1,120,706
12,800 Net One Systems Company, Ltd. 298,194
26,200 NGK Spark Plug Company, Ltd. 421,844
57,000 NHK Spring Company, Ltd. 410,017
12,200 NICHIAS Corporation 251,189

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Japan (17.2%) - continued
66,700 Nidec Corporation $ 5,268,171
10,800 Nihon Unisys, Ltd. 274,002
22,400 Nikkon Holdings Company, Ltd. 373,793
19,500 Nintendo Company, Ltd. 9,842,860
4,000 Nippon Electric Glass Company,
Ltd. 88,476
9,400 Nippon Gas Company, Ltd. 114,708
15,730 Nippon Light Metal Holdings
Company, Ltd. 219,919
332 Nippon REIT Investment
Corporation 1,041,798
12,200 Nippon Shokubai Company, Ltd. 530,024
141,100 Nippon Steel Corporation 2,489,660
2,400 Nippon Steel Trading Corporation 103,888
184,000 Nippon Suisan Kaisha, Ltd. 824,326
70,300 Nippon Telegraph and Telephone
Corporation 2,042,490
29,900 Nissan Chemical Corporation 1,753,867
341,405 Nissan Motor Company, Ltd.
a
1,516,974
6,800 Nisshin Oillio Group, Ltd. 158,754
37,800 Nitori Holdings Company, Ltd. 4,755,724
55,100 Nitto Kogyo Corporation 708,883
1,600 NOF Corporation 65,375
35,000 NOK Corporation 326,332
7,100 NS Solutions Corporation 212,771
27,400 NS United Kaiun Kaisha, Ltd. 935,353
24,900 Okamura Corporation 245,864
12,400 Okuma Corporation 513,508
2,600 Okumura Corporation 63,108
114,500 Ono Pharmaceutical Company, Ltd. 2,869,988
59,200 Oracle Corporation Japan 4,102,384
181,500 Orient Corporation 183,468
5,100 Oriental Land Company, Ltd. 976,167
193,000 ORIX Corporation 3,846,984
130,700 Pan Pacific International Holdings
Company 2,091,269
13,600 Paramount Bed Holdings
Company, Ltd. 221,141
64,700 Penta-Ocean Construction
Company, Ltd. 322,771
32,700 PLENUS Company, Ltd. 538,524
900 Prima Meat Packers, Ltd. 16,208
30,684 Recruit Holdings Company, Ltd. 1,333,129
360,500 Renesas Electronics Corporation
a
4,177,102
569,000 Resona Holdings, Inc. 2,423,565
34,000 Resorttrust, Inc. 579,698
12,100 Round One Corporation 132,596
26,500 Ryoyo Electro Corporation
d
428,973
4,900 S Foods, Inc. 131,474
68,200 Sangetsu Company, Ltd. 852,204
13,500 Sankyo Company, Ltd. 374,384
13,300 Sankyu, Inc. 433,503
14,000 Sato Holdings Corporation 195,752
35,100 Sawai Group Holdings Company,
Ltd. 1,281,648
16,400 SCREEN Holdings Company, Ltd. 1,634,673
111,200 Secom Company, Ltd. 8,044,421
2,200 Sega Sammy Holdings, Inc. 37,938
71,600 Seino Holdings Company, Ltd. 651,410
36 Sekisui House REIT, Inc. 23,817
56,900 Senko Group Holdings Company,
Ltd. 416,740
36,900 Shikoku Electric Power Company 238,588
900 SHIMAMURA Company, Ltd. 79,991
54,000 Shin-Etsu Chemical Company, Ltd. 8,204,400
51,500 Shionogi & Company, Ltd. 3,164,333
Shares Common Stock (91.4%) Value
Japan (17.2%) - continued
7,800 SHO-BOND Holdings Company,
Ltd. $ 339,364
47,100 Showa Denko KK 929,970
174,400 SKY Perfect JSAT Holdings, Inc. 590,548
1,400 SMC Corporation 782,592
22,100 Sodick Company, Ltd. 141,085
143,500 SoftBank Corporation 1,673,657
96,300 SoftBank Group Corporation 4,305,539
131,000 Sony Group Corporation 13,476,719
737 Star Asia Investment Corporation
REIT 375,946
13,700 Star Micronics Company, Ltd. 171,872
6,700 Starts Corporation, Inc. 131,153
10,000 Sumco Corporation 163,649
338,000 Sumitomo Corporation 5,853,707
91,700 Sumitomo Forestry Company, Ltd. 1,615,790
9,100 Sumitomo Heavy Industries, Ltd. 208,535
236,600 Sumitomo Mitsui Financial Group,
Inc. 7,473,812
162,800 Sumitomo Mitsui Trust Holdings,
Inc. 5,298,267
19,100 Sumitomo Warehouse Company,
Ltd. 357,910
5,100 Sundrug Company, Ltd. 124,212
5,300 Suzuken Company, Ltd. 156,996
8,800 Taikisha, Ltd. 218,817
44,000 Taiyo Holdings Company, Ltd. 1,161,974
4,700 Takara Holdings, Inc. 42,179
382 Takara Leben Real Estate
Investment Corporation 386,014
10,500 Takara Standard Company, Ltd. 108,698
77,000 Takashimaya Company, Ltd. 729,974
30,700 Takeda Pharmaceutical Company,
Ltd. 874,711
6,700 Tama Home Company, Ltd. 139,631
36,000 Terumo Corporation 1,089,307
101,000 Toagosei Company, Ltd. 887,879
47,200 Toho Gas Company, Ltd. 1,050,588
5,000 Tokyo Century Corporation 183,305
17,700 Tokyo Electron, Ltd. 9,090,033
33,600 Tokyo Seimitsu Company, Ltd. 1,327,928
34,700 Tokyo Tatemono Company, Ltd. 519,996
24,600 Tokyotokeiba Company, Ltd. 875,181
22,500 Tokyu Fudosan Holdings
Corporation 123,486
43,100 Toyo Seikan Group Holdings, Ltd. 493,049
10,900 Toyo Tanso Company, Ltd. 279,896
720,000 Toyota Motor Corporation 12,987,363
53,300 Tsubakimoto Chain Company 1,326,436
2,300 Tsugami Corporation 24,757
9,200 TSURUHA Holdings, Inc. 584,184
186,500 TV Asahi Holdings Corporation 2,293,957
16,200 UACJ Corporation 308,169
4,000 ULVAC, Inc. 203,434
271 United Urban Investment
Corporation 312,340
56,100 Ushio, Inc. 830,501
12,400 Yellow Hat, Ltd. 159,166
24,900 Yuasa Trading Company, Ltd. 588,821
1,082,700 Z Holdings Corporation 4,680,612
Total 299,209,119
Jersey (0.1%)
96,773 Breedon Group plc 103,072

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Jersey (0.1%) - continued
545,929 Man Group plc $ 1,665,969
Total 1,769,041
Kuwait (0.1%)
11,346 Boubyan Bank KSCP
a
35,093
26,682 Gulf Bank KSCP 28,165
17,859 HumanSoft Holding Company
KSCP 189,494
137,291 Kuwait Finance House KSCP 483,425
97,309 Kuwait International Bank KSCP 80,600
69,637 Mobile Telecommunications
Company KSCP 143,861
98,759 National Bank of Kuwait KSC 356,860
346,387 National Industries Group Holding 319,738
121,235 National Industries Group Holding,
Rights
a,b
32,208
Total 1,669,444
Luxembourg (0.7%)
23,817 Allegro.eu SA
a,c
199,491
15,144 APERAM 669,321
149,482 ArcelorMittal SA 4,788,550
607,750 B&M European Value Retail SA 4,251,992
47,899 Tenaris SA ADR 1,440,323
Total 11,349,677
Malaysia (0.1%)
7,600 AEON Credit Service (M) Berhad 27,329
97,727 Berjaya Sports Toto Berhad 44,536
107,300 Hong Leong Bank Berhad 514,563
156,400 Mah Sing Group Berhad 25,293
245,200 PETRONAS Chemicals Group
Berhad 559,824
48,600 TIME dotCom Berhad 49,609
Total 1,221,154
Marshall Islands (<0.1%)
32,052 Atlas Corporation
d
470,523
Total 470,523
Mauritius (<0.1%)
591,200 Golden Agri-Resources, Ltd. 132,563
Total 132,563
Mexico (0.2%)
22,645 America Movil SAB de CV ADR 478,942
62,600 Arca Continental SAB de CV 424,855
95,800 Banco del Bajio SA
c
261,776
1,721 Fomento Economico Mexicano SAB
de CV ADR 142,585
66,600 Gentera, SAB de CV
a
56,354
20,333 Grupo Financiero Banorte SAB de
CV ADR 153,157
74,700 Grupo Mexico, SAB de CV 445,984
93,800 Megacable Holdings SAB de CV 282,956
33,465 Promotora y Operadora de
Infraestructura, SAB de CV 265,718
48,200 Qualitas Controladora SAB de CV 274,902
46,600 Wal-Mart de Mexico, SAB de CV 190,969
Total 2,978,198
Netherlands (5.1%)
73,747 Aalberts NV 3,822,053
305,347 Aegon NV 1,618,693
Shares Common Stock (91.4%) Value
Netherlands (5.1%) - continued
179,570 Airbus SE
a
$ 21,668,556
8,708 AMG Advanced Metallurgical
Group NV 374,129
588 Arcadis NV 26,896
34,747 ASML Holding NV 23,218,829
20,545 ASR Nederland NV 959,168
86,052 BAM Group
a
259,620
17,095 BE Semiconductor Industries NV 1,457,243
559 Eurocommercial Properties NV 15,366
70,275 Euronext NV
c
6,384,357
27,083 Ferrari NV 5,900,325
6,100 Flow Traders
c
207,065
71,019 ForFarmers BV 267,842
7,371 Fugro NV
a
88,233
61,590 Koninklijke DSM NV 11,018,126
41,329 OCI NV
a
1,459,107
76,443 QIAGEN NV
a
3,751,072
2,106 RHI Magnesita NV 66,829
31,340 Signify NV
c
1,457,863
39,923 Stellantis NV 646,336
861 TKH Group NV 48,067
98,648 Unilever plc 4,458,540
3,645 Van Lanschot Kempen NV 97,001
Total 89,271,316
New Zealand (0.1%)
165,088 Contact Energy, Ltd. 929,070
6,809 Fisher & Paykel Healthcare
Corporation, Ltd. 114,256
189,771 Fletcher Building, Ltd. 836,778
7,642 Spark New Zealand, Ltd. 24,184
Total 1,904,288
Norway (2.4%)
232,319 Aker Solutions ASA
a
799,078
21,894 Austevoll Seafood ASA 338,569
666,522 DNB Bank ASA 15,069,356
197,963 DNO International ASA 288,797
376,492 Equinor ASA 14,056,954
75,645 Europris ASA
c
485,463
3,986 Grieg Seafood ASA
a
54,137
14,377 Kongsberg Gruppen ASA 570,856
40,891 Leroy Seafood Group ASA 375,082
27,800 Mowi ASA 748,819
487,171 MPC Container Ships ASA 1,627,961
33,179 Nordic Semiconductor ASA
a
845,191
449,525 Norsk Hydro ASA 4,367,531
1,760 SalMar ASA 139,126
5,463 Selvaag Bolig ASA 30,873
5,241 SpareBank 1 SMN 83,721
4,303 SpareBank 1 SR Bank ASA 65,502
20,138 Veidekke ASA 279,731
73,125 Wallenius Wilhelmsen ASA
a
536,504
8,346 Yara International ASA 417,371
Total 41,180,622
Peru (<0.1%)
11,623 Cia de Minas Buenaventura SA
ADR
a
117,044
Total 117,044
Philippines (<0.1%)
1,710 Globe Telecom, Inc. 83,925
Total 83,925

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Poland (0.1%)
27,011 Asseco Poland SA $ 518,459
467 Bank Handlowy w Warszawie SA 7,090
90,915 Bank Millennium SA
a
142,510
3,256 Bank Pekao SA 87,033
24,158 Cyfrowy Polsat SA 159,051
998 mBank SA
a
83,231
40,966 Powszechna Kasa Oszczednosci
Bank Polski SA
a
386,006
Total 1,383,380
Portugal (0.3%)
369,635 Galp Energia SGPS SA 4,673,204
17,974 Redes Energeticas Nacionais
SGPS SA 56,669
568,204 Sonae SGPS SA 652,186
Total 5,382,059
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
b
17
6,112 Lukoil ADR
b
0
6,042 Mechel PJSC ADR
a,b
1
14,886 MMC Norilsk Nickel PJSC ADR
b
1
444 Novatek PJSC GDR
b
0
171 PAO Transneft
b
0
1,369 Polyus PJSC GDR
b
0
42,484 Raspadskaya OJSC Temporary
Shares
a,b
0
329,720 Sberbank of Russia PJSC
b
1
17,590 Sovcomflot OAO
b
0
765,300 Surgutneftegas PJSC
b
1
67,366 Surgutneftegas PJSC ADR
b
7
Total 28
Saudi Arabia (0.4%)
45,212 Al Rajhi Bank 1,929,819
23,456 Arriyadh Development Company 172,029
4,903 Bank Albilad
a
80,588
3,795 Banque Saudi Fransi 54,099
2,049 Dr. Sulaiman Al Habib Medical
Services Group Company 103,586
7,505 Dur Hospitality Company
a
56,171
6,207 Eastern Province Cement Company 81,008
6,459 Jarir Marketing Company 338,429
1,623 Mouwasat Medical Services
Company 91,717
42,579 National Commercial Bank 801,165
12,902 National Industrialization Company
a
78,758
2,099 Qassim Cement Company 47,084
115,768 Riyad Bank 1,155,203
18,210 Saudi Arabian Mining Company
a
646,527
21,769 Saudi Basic Industries Corporation 756,620
1,647 Saudi Research and Marketing
Group
a
109,967
12,325 Saudi Telecom Company 352,657
6,015 Yamama Cement Company
a
51,798
Total 6,907,225
Singapore (1.2%)
4,800 BOC Aviation, Ltd.
c
37,705
2,699 China Yuchai International, Ltd. 31,443
716,900 DBS Group Holdings, Ltd. 18,784,374
295,100 First Resources, Ltd. 444,870
165,000 Fortune Real Estate Investment
Trust 148,264
2,198 Kenon Holdings, Ltd. 144,599
Shares Common Stock (91.4%) Value
Singapore (1.2%) - continued
132,200 Oversea-Chinese Banking
Corporation, Ltd. $ 1,199,300
18,200 Parkway Life REIT 63,006
127,000 Wing Tai Holdings, Ltd. 166,850
54,900 Yangzijiang Shipbuilding Holdings,
Ltd. 62,485
498,100 Yanlord Land Group, Ltd. 453,524
Total 21,536,420
South Africa (0.4%)
51,937 AECI, Ltd. 415,682
2,212 Anglo American Platinum, Ltd. 303,741
8,695 AngloGold Ashanti, Ltd. ADR 205,985
4,423 Aspen Pharmacare Holdings, Ltd. 60,122
19,117 Barloworld, Ltd. 151,706
117 Capitec Bank Holdings, Ltd. 18,634
4,713 Clicks Group, Ltd. 99,678
53,023 DataTec, Ltd. 147,091
121,774 FirstRand, Ltd. 642,743
8,658 Gold Fields, Ltd. ADR 133,853
6,166 Impala Platinum Holdings, Ltd. 94,909
67,618 Investec plc 447,328
26,561 Investec, Ltd. 177,243
3,492 Kumba Iron Ore, Ltd. 155,116
29,316 Massmart Holdings, Ltd.
a
92,006
147,614 Momentum Metropolitan Holdings 174,864
17,779 Motus Holdings, Ltd. 130,515
54,671 MTN Group, Ltd. 707,395
2,762 Naspers, Ltd. 311,947
52,806 Ninety One, Ltd. 177,110
62,260 Pepkor Holdings, Ltd.
c
98,849
35,852 Resilient REIT, Ltd. 149,591
82,109 Sanlam, Ltd. 404,225
15,187 Sasol, Ltd.
a
367,162
17,587 Shoprite Holdings, Ltd. 283,865
16,541 Sibanye Stillwater, Ltd. 66,511
7,571 Spar Group, Ltd. 87,930
5,831 Standard Bank Group 72,444
9,021 Super Group, Ltd. 18,106
Total 6,196,351
South Korea (0.9%)
277 Amicogen, Inc.
a
6,794
73 Celltrion Pharm, Inc.
a
5,861
7 Celltrion Pharm, Inc., Bonus
Shares
a,b
534
3,807 Cheil Worldwide, Inc. 73,647
4,540 Chong Kun Dang Pharmaceutical
Corporation 366,925
483 Chongkundang Holdings
Corporation 28,506
939 DB HiTek Company, Ltd. 57,225
1,480 DongKook Pharmaceutical
Company, Ltd. 26,123
6,977 Green Cross Holdings Corporation 136,665
2,921 GS Holdings Corporation 105,493
2,870 Huons Global Company, Ltd. 72,588
143 Huons Global Company, Ltd.,
Bonus Shares
a,b
3,436
247 Hyundai Glovis Company, Ltd. 38,947
30,350 JB Financial Group Corporation,
Ltd. 210,328
7,152 JYP Entertainment Corporation 358,837
1,377 Kakao Corporation 119,687
49,176 Kangwon Land, Inc.
a
1,121,606

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
South Korea (0.9%) - continued
616 KCC Corporation $ 171,932
18,107 Kia Corporation 1,096,708
910 Korea Zinc Company, Ltd. 438,030
4,191 Korean Reinsurance Company 33,859
17,129 KT&G Corporation 1,139,594
271 LG Chem, Ltd. 118,418
5,284 Lotte Shopping Company, Ltd. 414,954
7,442 LS Electric Company, Ltd. 275,332
5,883 LX Semicon Company, Ltd. 696,442
646 Mcnex Company, Ltd. 23,130
3,001 Meritz Financial Group, Inc. 100,451
64,251 Meritz Securities Company, Ltd. 345,331
4,330 NHN Corporation
a
130,625
6,921 NKMAX Company, Ltd.
a
115,829
1,643 Osstem Implant Company, Ltd.
b
165,041
3,170 Pearl Abyss Corporation
a
257,745
7,323 PharmaResearch Company, Ltd. 550,548
6,159 PI Advanced Materials Company,
Ltd. 232,561
1,318 Samsung Biologics Company,
Ltd.
a,c
895,551
76,513 Samsung Electronics Company,
Ltd. 4,378,302
3,664 Samsung Securities Corporation,
Ltd. 125,822
776 SK Hynix, Inc. 74,650
115 SK, Inc. 22,789
2,523 SM Entertainment Company, Ltd. 168,578
5,607 S-Oil Corporation 444,883
55 Taekwang Industrial Corporation,
Ltd. 47,130
Total 15,197,437
Spain (1.4%)
1,857,134 Banco Santander SA 6,314,159
246,240 Bankinter SA 1,442,773
430,532 CaixaBank SA 1,460,322
47,637 CIA De Distribucion Integral 871,317
199,859 Industria de Diseno Textil SA 4,357,947
6,457 Laboratorios Farmaceuticos ROVI,
SA 478,474
8,997 Let's GOWEX SA
a,b,e
1
382,737 Mediaset Espana Comunicacion
SA
a
1,935,808
29,693 Merlin Properties Socimi SA 347,148
1,474,626 Telefonica SA 7,146,457
4,482 Viscofan SA 265,816
Total 24,620,222
Sweden (2.4%)
27,601 AB Industrivarden, Class A 782,788
207,379 AB Industrivarden, Class C 5,780,460
8,429 Addtech AB 161,823
109,171 Arjo AB 924,308
185,009 Assa Abloy AB 4,972,965
91,908 Atlas Copco AB, Class A 4,770,574
34,103 Atlas Copco AB, Class B 1,546,555
68,450 Betsson AB 415,107
19,053 BillerudKorsnas AB 282,346
32,068 Biotage AB 745,389
34,209 Bonava AB 214,229
19,449 Bravida Holding AB
c
223,637
6,963 Getinge AB 277,399
268,631 Granges AB 2,633,629
335,601 Hexpol AB 3,275,720
Shares Common Stock (91.4%) Value
Sweden (2.4%) - continued
250 HMS Networks AB $ 11,689
13,370 Holmen AB 746,294
20,644 Indutrade AB 519,180
7,372 Intrum AB 198,937
40,567 Inwido AB 641,464
6,590 L E Lundbergforetagen AB 334,458
13,993 Lindab International AB 355,960
5,238 Lundin Energy AB 219,860
19,645 Mekonomen Aktiebolag
a
231,317
7,267 MIPS AB 675,785
42,660 NCC AB 606,079
24,402 New Wave Group AB 395,807
12,931 Saab AB 467,063
98,595 Skandinaviska Enskilda Banken
AB
d
1,065,896
44,285 SSAB AB, Class A
a
307,707
433,875 SSAB AB, Class B
a
2,888,985
86,727 Svenska Handelsbanken AB
d
797,493
16,882 Svolder AB 112,972
202,803 Swedbank AB
d
3,028,993
25,282 Thule Group AB
c
1,000,808
36,430 Trelleborg AB 843,442
Total 42,457,118
Switzerland (7.7%)
34,075 Baloise Holding AG 6,085,683
1,259 Bossard Holding AG 295,108
1,861 Bucher Industries AG 752,233
2,340 Comet Holding AG 675,751
26,433 Compagnie Financiere Richemont
SA 3,350,512
2,700 DKSH Holding AG 227,400
91,158 Ferrexpo plc 221,325
8,700 Galenica AG
c
669,781
8,149 Geberit AG 5,023,505
1,324,599 Glencore Xstrata plc 8,618,756
8,116 Huber & Suhner AG 759,173
246 Lindt & Spruengli AG 2,927,872
239,292 Nestle SA 31,112,426
326,047 Novartis AG 28,624,173
75,509 PSP Swiss Property AG 9,916,770
7,144 Roche Holding AG, Participation
Certificates 2,826,608
503 Siegfried Holding AG 414,606
35,023 Sika AG 11,587,494
9,910 Sonova Holding AG 4,139,787
11,304 Swiss Life Holding AG 7,243,670
2,661 Swissquote Group Holding SA 479,530
18,442 Tecan Group AG 7,290,867
420 u-blox Holding AG
a
40,802
1,526 Valiant Holding AG 157,676
1,751 Vontobel Holding AG 147,251
4,691 Zehnder Group AG
a
405,492
Total 133,994,251
Taiwan (1.5%)
407,000 Capital Securities Corporation 231,959
24,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 67,943
5,000 Chicony Power Technology
Company, Ltd. 14,392
36,000 China Steel Chemical Corporation 145,592
211,000 China Steel Corporation 284,479
20,000 CTCI Corporation 32,231
14,000 Eclat Textile Company, Ltd. 231,766

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
Taiwan (1.5%) - continued
120,000 Feng Hsin Iron & Steel Company,
Ltd. $ 403,078
231,000 First Financial Holding Company,
Ltd. 228,436
67,000 Formosa Plastics Corporation 247,803
480,519 Fubon Financial Holding Company,
Ltd. 1,275,883
90,000 Holtek Semiconductor, Inc. 370,635
15,000 Hotai Motor Company, Ltd. 310,963
11,000 International Games System
Company, Ltd. 292,806
269,000 King Yuan Electronics Company,
Ltd. 398,420
2,000 Lotes Company, Ltd. 48,444
43,354 Makalot Industrial Company, Ltd. 308,789
2,000 MediaTek, Inc. 62,241
3,000 Momo.com, Inc. 97,511
841,000 Nan Ya Plastics Corporation 2,722,421
70,000 Novatek Microelectronics
Corporation 1,029,260
75,000 Realtek Semiconductor Corporation 1,114,109
191,645 Sigurd Microelectronics
Corporation 394,951
10,000 Simplo Technology Company, Ltd. 107,958
13,000 Sinbon Electronics Company, Ltd. 117,262
48,000 Systex Corporation 135,239
22,000 Taiwan Cogeneration Corporation 29,524
575,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 11,805,839
117,000 Topco Scientific Company, Ltd. 689,434
21,000 TSRC Corporation 25,389
8,000 U-Ming Marine Transport
Corporation 16,394
7,000 United Integrated Services
Company, Ltd. 47,310
438,000 United Microelectronics
Corporation 804,354
51,000 Vanguard International
Semiconductor Corporation 219,606
18,000 Voltronic Power Technology
Corporation 908,379
Total 25,220,800
Thailand (0.2%)
13,100 Advanced Info Service Public
Company, Ltd. NVDR 91,534
891,200 AP (Thailand) Public Company, Ltd.
NVDR 294,043
443,700 BTS Group Holdings Public
Company, Ltd. NVDR 122,403
55,400 Com7 Public Company, Ltd. NVDR 71,304
67,500 Com7 Public Company, Ltd. NVDR,
Bonus Shares
a,b
82,533
2,900 Electricity Generating Public
Company, Ltd. NVDR 14,784
54,600 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 112,807
3,036,000 Land and Houses Public Company,
Ltd. NVDR 866,108
15,900 PTT Exploration and Production
Public Company, Ltd. NVDR 68,507
23,600 Thanachart Capital Public
Company, Ltd. NVDR 30,436
Shares Common Stock (91.4%) Value
Thailand (0.2%) - continued
275,700 TISCO Financial Group Public
Company, Ltd. $ 831,121
Total 2,585,580
Turkey (<0.1%)
699,449 Dogan Sirketler Grubu Holding AS 157,798
1,143,273 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 183,120
76,393 Eregli Demir ve Celik Fabrikalari
TAS 167,472
39,013 Haci Omer Sabanci Holding AS 46,542
Total 554,932
United Kingdom (9.6%)
89,239 AstraZeneca plc 11,834,221
1,253,485 Auto Trader Group plc
c
10,347,844
93,862 Avacta Group plc
a,d
91,243
105,187 Babcock International Group plc
a
446,615
48,548 Balfour Beatty plc 163,593
3,730 Bank of Georgia Group plc 58,211
2,891,579 Barclays plc 5,605,243
129,012 Barratt Developments plc 878,287
40,688 Bellway plc 1,293,397
1,700,043 BP plc 8,334,235
151,483 British American Tobacco plc 6,361,846
16,371 Britvic plc 173,551
24,460 Capital & Counties Properties plc 55,816
56,442 Capricorn Energy plc
a
162,968
2,526 Carnival plc ADR
a
46,150
53,174 Central Asia Metals plc 166,247
801,320 Centrica plc
a
838,221
2,282 Clarkson plc 110,269
14,663 Computacenter plc 563,739
43,899 Crest Nicholson Holdings plc 153,374
24,959 Croda International plc 2,567,568
30,309 Dechra Pharmaceuticals plc 1,609,164
307,556 Diageo plc 15,600,603
3,217 Diploma plc 110,442
52,736 Drax Group plc 542,317
1,529 Electrocomponents plc 21,594
99,833 Evraz plc
b
13
4,275 Fevertree Drinks plc 99,816
34,524 Greggs plc 1,108,825
84,711 Halfords Group plc 273,750
492,503 Halma plc 16,113,230
90,468 Howden Joinery Group plc 906,942
1,307,975 HSBC Holdings plc 8,934,184
115,110 IG Group Holdings plc 1,236,361
32,384 IMI plc 576,564
132,117 Inchcape plc 1,156,044
41,359 Indivior plc
a
152,236
115,657 InterContinental Hotels Group plc 7,822,396
997,287 ITV plc
a
1,067,319
107,134 Just Group plc
a
123,066
4,281 Lancashire Holdings, Ltd. 24,012
88,625 LondonMetric Property plc 320,565
106,102 Marks and Spencer Group plc
a
214,151
339,856 Moneysupermarket.com Group plc 845,279
530 Morgan Advanced Materials plc 2,149
12,218 Morgan Sindall Group plc 384,701
228,533 Natwest Group plc 645,453
5,552 Next plc 436,667
14,821 OSB Group plc 109,777
253,702 PageGroup plc 1,634,452
130,628 Paragon Banking Group plc 854,616

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.4%) Value
United Kingdom (9.6%) - continued
88,003 Pennon Group plc $ 1,238,575
6,655 Pets at Home Group plc 31,438
5,762 QinetiQ Group plc 23,059
98,338 Reach plc 236,282
108,495 Redde Northgate plc 615,704
5,917 Redrow plc 40,478
299,161 RELX plc 9,309,192
801 Renishaw plc 40,431
8,968 Rightmove plc 74,117
21,988 Rio Tinto plc 1,757,860
179,840 Royal Mail plc 772,707
20,568 Safestore Holdings plc 362,056
8,319 Savills plc 120,969
34,038 Serica Energy plc 177,115
1,021,507 Shell plc 27,998,116
27,302 Spectris plc 925,934
24,420 Spirax-Sarco Engineering plc 3,992,189
65,559 Spirent Communications plc 204,204
392,028 Standard Chartered plc 2,602,278
15,047 SThree plc 81,328
64,963 Tate & Lyle plc 622,741
27,156 Travis Perkins plc 437,910
550,543 Tritax Big Box REIT plc 1,743,189
22,668 Vesuvius plc 101,367
9,289 Vistry Group plc 114,293
12,162 Warehouse REIT plc 27,735
Total 166,830,593
United States (<0.1%)
1,460 Yum China Holding, Inc. 60,648
Total 60,648
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,b
0
Total 0
Total Common Stock
(cost $1,449,519,506) 1,588,119,599
Shares Preferred Stock ( 0.4% )
Brazil (<0.1%)
41,700 Companhia de Saneamento do
Parana 35,910
Total 35,910
Germany (0.4%)
2,430 Bayerische Motoren Werke AG 188,224
43,691 Volkswagen AG 7,508,397
Total 7,696,621
Total Preferred Stock
(cost $9,544,217) 7,732,531
Shares
Collateral Held for Securities
Loaned ( 0.4% )
7,108,524 Thrivent Cash Management Trust 7,108,524
Total Collateral Held for
Securities Loaned
(cost $7,108,524) 7,108,524
Principal
Amount Long-Term Fixed Income ( <0.1% ) Value
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
$ 312,675
7,010,000 6.000%,  5/16/2024
f
464,413
1,326,000 6.000%,  11/15/2026
f
92,820
1,410,000 5.375%,  4/12/2027
f
93,413
210,000 5.500%,  4/12/2037
f
12,862
Total 976,183
Total Long-Term Fixed Income
(cost $7,583,707) 976,183
Shares or
Principal
Amount Short-Term Investments ( 7.5% )
Federal Home Loan Bank Discount
Notes
300,000 0.134%,  4/6/2022
g,h
299,993
700,000 0.250%,  5/18/2022
g,h
699,617
6,100,000 0.380%,  6/3/2022
g,h
6,093,405
500,000 0.580%,  7/19/2022
g,h
498,855
Thrivent Core Short-Term Reserve
Fund
12,211,860 0.660% 122,118,601
Total Short-Term Investments
(cost $129,672,980) 129,710,471
Total Investments (cost
$1,603,428,934) 99.8% $1,733,647,308
Other Assets and Liabilities,
Net 0.2% 3,429,649
Total Net Assets 100.0% $1,737,076,957
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $32,608,925 or 1.9% of
total net assets.
d All or a portion of the security is on loan.
e In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 5,284,801
Total lending $5,284,801
Gross amount payable upon return of
collateral for securities loaned $7,108,524
Net amounts due to counterparty $1,823,723

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 85,076,482 2,064,857 83,011,624 1
Consumer Discretionary 176,404,130 6,100,343 170,221,254 82,533
Consumer Staples^ 120,406,539 305,110 120,101,429 0
Energy^ 113,800,608 3,051,665 110,748,918 25
Financials 296,936,311 1,190,504 295,689,586 32,209
Health Care 159,527,689 – 159,358,678 169,011
Industrials 262,099,830 686,177 261,402,570 –
Information Technology 154,160,308 6,291,238 147,869,070 –
Materials^ 152,294,851 4,479,950 147,699,100 115,801
Real Estate 41,267,698 – 41,267,698 –
Utilities 26,145,153 398,593 25,746,560 –
Preferred Stock
Consumer Discretionary 7,696,621 – 7,696,621 –
Utilities 35,910 – 35,910 –
Long-Term Fixed Income
Energy 976,183 – 976,183 –
Short-Term Investments 7,591,870 – 7,591,870 –
Subtotal Investments in Securities $1,604,420,183 $24,568,437 $1,579,417,071 $399,580
Other Investments  * Total
Affiliated Short-Term Investments 122,118,601
Collateral Held for Securities Loaned 7,108,524
Subtotal Other Investments $129,227,125
Total Investments at Value $1,733,647,308
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,851,492 8,851,492 – –
Total Asset Derivatives $8,851,492 $8,851,492 $– $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$8,496,921 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 2 June 2022 $ 81,049 $ 3,004
ICE mini MSCI EAFE Index 1,217 June 2022 122,050,332 8,436,408
ICE US mini MSCI Emerging Markets Index 122 June 2022 6,453,470 412,080
Total Futures Long Contracts $ 128,584,851 $ 8,851,492
Total Futures Contracts $ 128,584,851 $8,851,492
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $139,557 $70,663 $88,101 $122,119 12,212 7.0%
Total Affiliated Short-Term Investments 139,557 122,119 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,093 68,633 62,617 7,109 7,109 0.4
Total Collateral Held for Securities Loaned 1,093 7,109 0.4
Total Value $140,650 $129,228
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $97
Total Income/Non Income Cash from Affiliated
Investments $97
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Australia (7.8%)
2,306 Ampol, Ltd. $ 52,387
11,599 APA Group 92,187
5,924 Aristocrat Leisure, Ltd. 160,790
1,903 ASX, Ltd. 115,760
17,810 Aurizon Holdings, Ltd. 48,953
27,713 Australia and New Zealand
Banking Group, Ltd. 567,868
49,765 BHP Group, Ltd. 1,918,319
4,875 BlueScope Steel, Ltd. 75,807
14,102 Brambles, Ltd. 104,068
647 Cochlear, Ltd. 108,024
13,113 Coles Group, Ltd. 175,261
16,775 Commonwealth Bank of Australia 1,321,073
5,341 Computershare, Ltd. 98,163
3,604 Crown Resorts, Ltd.
a
34,320
4,706 CSL, Ltd. 939,520
10,573 DEXUS Property Group 86,304
586 Domino's Pizza Enterprises, Ltd. 38,145
13,185 Endeavour Group, Ltd. 71,724
18,019 Evolution Mining, Ltd. 59,472
16,647 Fortescue Metals Group, Ltd. 255,895
16,529 Goodman Group 280,936
18,831 GPT Group 72,637
2,020 IDP Education, Ltd. 47,276
24,233 Insurance Australia Group, Ltd. 79,310
6,771 Lendlease Corporation, Ltd. 56,443
3,332 Macquarie Group, Ltd. 503,913
27,073 Medibank Private, Ltd. 62,201
1,671 Mineral Resources, Ltd. 65,871
38,758 Mirvac Group 71,867
32,168 National Australia Bank, Ltd. 774,442
8,748 Newcrest Mining, Ltd. 176,775
10,876 Northern Star Resources, Ltd. 87,744
3,943 Orica, Ltd. 46,914
17,314 Origin Energy, Ltd. 80,592
8,942 Qantas Airways, Ltd.
a
34,575
14,515 QBE Insurance Group, Ltd. 124,471
1,800 Ramsay Health Care, Ltd. 87,175
520 REA Group, Ltd. 52,130
2,813 Reece, Ltd. 39,606
3,649 Rio Tinto, Ltd. 326,222
31,630 Santos, Ltd. 183,385
51,024 Scentre Group 116,011
3,305 SEEK, Ltd. 72,785
4,480 Sonic Healthcare, Ltd. 118,282
45,846 South32, Ltd. 174,274
23,467 Stockland 74,367
12,414 Suncorp Group, Ltd. 102,909
21,880 Tabcorp Holdings, Ltd. 87,172
40,736 Telstra Corporation, Ltd. 120,353
30,177 Transurban Group 304,908
7,096 Treasury Wine Estates, Ltd. 61,296
37,439 Vicinity Centres 51,953
2,095 Washington H. Soul Pattinson and
Company, Ltd. 44,685
11,146 Wesfarmers, Ltd. 418,250
36,064 Westpac Banking Corporation 651,554
1,415 Wisetech Global, Ltd. 53,259
9,532 Woodside Petroleum, Ltd. 229,068
11,914 Woolworths, Ltd. 330,791
Total 12,590,442
Austria (0.2%)
3,380 Erste Group Bank AG 123,258
1,448 OMV AG 69,189
Shares Common Stock (97.3%) Value
Austria (0.2%) - continued
1,432 Raiffeisen Bank International AG $ 20,330
669 Verbund AG 70,650
1,123 Voestalpine AG 33,416
Total 316,843
Belgium (0.8%)
1,690 Ageas SA NV 85,435
8,538 Anheuser-Busch InBev NV 510,474
299 Elia System Operator SA 45,619
527 Etablissements Franz Colruyt NV 21,815
1,076 Groupe Bruxelles Lambert SA 111,341
2,458 KBC Groep NV 176,361
1,472 Proximus SA 27,411
152 Sofina SA 55,232
729 Solvay SA 71,847
1,243 UCB SA 148,660
1,938 Umicore SA 83,775
Total 1,337,970
Bermuda (0.1%)
6,500 CK Infrastructure Holdings, Ltd. 43,451
11,300 Hongkong Land Holdings, Ltd. 55,211
2,100 Jardine Matheson Holdings, Ltd. 115,500
Total 214,162
Cayman Islands (0.5%)
16,700 Budweiser Brewing Company
APAC, Ltd.
b
44,099
19,400 Chow Tai Fook Jewellery Group,
Ltd. 35,039
19,200 ESR Cayman, Ltd.
a,b
59,499
500 Futu Holdings, Ltd. ADR
a
16,280
10,700 Grab Holdings, Ltd.
a
37,450
2,087 Melco Resorts & Entertainment.
Ltd. ADR
a
15,945
24,000 Sands China, Ltd.
a
57,095
3,146 Sea, Ltd. ADR
a
376,859
13,000 SITC International Holdings
Company, Ltd. 45,457
82,033 WH Group, Ltd.
b
51,513
16,000 Wharf Real Estate Investment
Company, Ltd. 79,076
Total 818,312
Denmark (2.6%)
31 A.P. Moller - Maersk AS, Class A 91,524
57 A.P. Moller - Maersk AS, Class B 171,283
1,621 Ambu AS 23,863
987 Carlsberg AS 121,166
1,037 Christian Hansen Holding AS 76,144
1,168 Coloplast AS 176,880
6,781 Danske Bank AS 112,802
1,046 Demant AS
a
47,337
2,005 DSV AS 384,269
646 Genmab AS
a
233,305
1,223 GN Store Nord AS 59,947
16,554 Novo Nordisk AS 1,836,106
2,019 Novozymes AS 138,431
1,860 Orsted AS
a,b
232,819
983 Pandora AS 93,645
80 Rockwool International AS 26,409
3,540 Tryg AS 86,074
9,927 Vestas Wind Systems AS 291,207
Total 4,203,211

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Finland (1.1%)
1,398 Elisa Oyj $ 84,309
4,366 Fortum Oyj 79,798
2,685 Kesko Oyj 74,134
3,341 KONE Oyj 174,836
4,159 Neste Oil Oyj 189,623
53,003 Nokia Oyj
a
291,890
31,515 Nordea Bank Abp 324,352
1,044 Orion Oyj 47,415
4,903 Sampo Oyj 239,583
5,719 Stora Enso Oyj 112,193
5,247 UPM-Kymmene Oyj 171,342
4,654 Wartsila Corporation 42,495
Total 1,831,970
France (10.2%)
1,673 Accor SA
a
53,903
287 Aeroports de Paris SA
a
42,918
4,658 Air Liquide SA 814,893
3,119 Alstom SA 72,982
589 Amundi SA
b
40,277
603 Arkema SA 72,083
19,138 AXA SA 560,255
401 bioMerieux 42,799
11,057 BNP Paribas SA 631,852
8,556 Bollore SA 44,803
2,256 Bouygues SA 78,744
2,891 Bureau Veritas SA 82,425
1,576 Capgemini SA 349,721
6,101 Carrefour SA 132,771
1,667 Cie Generale des Etablissements
Michelin 225,906
1,661 CNP Assurances 39,988
4,974 Compagnie de Saint-Gobain 295,957
503 Covivio 40,031
12,158 Credit Agricole SA 145,271
6,422 Danone SA 354,772
246 Dassault Aviation SA 38,848
6,535 Dassault Systemes SE 321,058
2,454 Edenred 121,338
819 Eiffage SA 84,056
4,583 Electricite de France 43,017
4,583 Electricite de France SA, Rights
a,c
1,665
17,955 Engie SA 236,056
2,826 EssilorLuxottica SA 516,852
383 Eurazeo SE 32,200
1,192 Faurecia SE 31,003
452 Gecina SA 56,965
4,325 Groupe Eurotunnel SA 77,892
311 Hermes International 440,175
365 Ipsen SA 45,689
737 Kering SA 465,291
1,998 Klepierre SA 53,195
924 La Francaise des Jeux SAEM
b
36,658
2,629 Legrand SA 251,223
2,467 L'Oreal SA 985,437
2,729 LVMH Moet Hennessy Louis Vuitton
SE 1,947,968
19,612 Orange SA 232,233
500 Orpea SA 21,697
2,059 Pernod-Ricard SA 452,388
2,241 Publicis Groupe SA 136,015
220 Remy Cointreau SA 45,370
1,890 Renault SA
a
49,405
3,360 Safran SA 395,593
11,179 Sanofi 1,142,943
Shares Common Stock (97.3%) Value
France (10.2%) - continued
272 Sartorius Stedim Biotech $ 111,362
5,314 Schneider Electric SE 892,174
268 SEB SA 37,376
7,970 Societe Generale SA 213,656
870 Sodexo SA 70,797
577 Teleperformance SA 219,780
1,049 Thales SA 131,373
24,659 TotalEnergies SE 1,247,741
923 Ubisoft Entertainment SA
a
40,559
2,265 Valeo SA 41,837
6,444 Veolia Environnement SA 206,618
5,294 Vinci SA 540,905
7,628 Vivendi SE 99,657
264 Wendel SA 26,884
2,344 Worldline SA
a,b
101,731
Total 16,367,031
Germany (7.6%)
1,872 Adidas AG 436,227
4,015 Allianz SE 958,820
9,029 BASF SE 515,203
9,658 Bayer AG 660,602
3,255 Bayerische Motoren Werke AG 281,291
792 Bechtle AG 44,590
991 Beiersdorf AG 104,109
1,519 Brenntag AG 122,480
396 Carl Zeiss Meditec AG 63,787
9,849 Commerzbank AG
a
74,842
1,081 Continental AG
a
77,493
1,899 Covestro AG
b
95,626
4,045 Daimler Truck Holding AG
a
112,189
1,603 Delivery Hero AG
a,b
69,865
20,317 Deutsche Bank AG
a
255,878
1,868 Deutsche Boerse AG 336,262
5,784 Deutsche Lufthansa AG
a
46,645
9,744 Deutsche Post AG 465,297
31,863 Deutsche Telekom AG 593,424
22,071 E.ON SE 256,426
2,061 Evonik Industries AG 57,177
2,016 Fresenius Medical Care AG &
Company KGaA 135,095
4,117 Fresenius SE & Company KGaA 151,162
672 Fuchs Petrolub SE 24,381
1,508 GEA Group AG 61,809
593 Hannover Rueckversicherung SE 100,738
1,463 HeidelbergCement AG 82,915
1,624 HelloFresh SE
a
72,891
1,022 Henkel AG & Company KGaA 67,457
12,838 Infineon Technologies AG 434,312
709 KION Group AG 46,728
713 Knorr-Bremse AG 54,657
804 Lanxess AG 35,294
716 LEG Immobilien AG 81,537
8,414 Mercedes-Benz Group AG 590,578
1,271 Merck KGaA 265,430
525 MTU Aero Engines AG 121,423
1,377 Muenchener Rueckversicherungs-
Gesellschaft AG 368,129
559 Nemetschek SE 53,683
1,505 Porsche Automobil Holding SE 144,773
1,038 PUMA SE 88,274
50 RATIONAL AG 34,436
6,315 RWE AG 274,973
10,265 SAP SE 1,137,657
258 Sartorius Aktiengesellschaft 113,867

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Germany (7.6%) - continued
822 Scout24 SE
b
$ 46,864
7,520 Siemens AG 1,041,280
3,929 Siemens Energy AG 89,388
2,772 Siemens Healthineers AG
b
171,784
1,305 Symrise AG 156,461
10,073 Telefonica Deutschland Holding AG 27,397
885 Uniper SE 22,863
939 United Internet AG 32,225
319 Volkswagen AG 78,800
7,253 Vonovia SE 338,067
2,189 Zalando SE
a,b
110,839
Total 12,286,400
Hong Kong (2.4%)
119,000 AIA Group, Ltd. 1,242,584
36,500 BOC Hong Kong (Holdings), Ltd. 137,342
19,500 CK Asset Holdings, Ltd. 133,291
26,500 CK Hutchison Holdings, Ltd. 193,779
16,000 CLP Holdings, Ltd. 155,678
21,000 Galaxy Entertainment Group, Ltd. 124,265
20,000 Hang Lung Properties, Ltd. 40,312
7,500 Hang Seng Bank, Ltd. 144,246
14,000 Henderson Land Development
Company, Ltd. 58,114
25,500 HK Electric Investments, Ltd. 24,903
37,000 HKT Trust and HKT, Ltd. 50,733
110,162 Hong Kong and China Gas
Company, Ltd. 133,067
11,800 Hong Kong Exchanges & Clearing,
Ltd. 553,105
20,600 Link REIT 175,434
15,000 MTR Corporation, Ltd. 80,779
15,000 New World Development Company,
Ltd. 60,857
13,500 Power Assets Holdings, Ltd. 87,980
32,000 Sino Land Company, Ltd. 41,261
13,000 Sun Hung Kai Properties, Ltd. 154,667
5,000 Swire Pacific, Ltd. 30,406
11,400 Swire Properties, Ltd. 28,172
13,500 Techtronic Industries Company,
Ltd. 216,290
18,000 Xinyi Glass Holdings Company,
Ltd. 43,158
Total 3,910,423
Ireland (0.7%)
7,594 CRH plc 302,890
969 DCC plc 75,034
1,639 Flutter Entertainment plc
a
188,887
4,376 James Hardie Industries plc 131,272
1,565 Kerry Group plc 175,033
1,515 Kingspan Group plc 148,087
2,419 Smurfit Kappa Group plc 107,446
Total 1,128,649
Isle of Man (0.1%)
5,765 Entain plc
a
123,492
Total 123,492
Israel (0.7%)
411 Azrieli Group, Ltd. 36,109
11,167 Bank Hapoalim, Ltd. 110,560
14,283 Bank Leumi Le-Israel BM 153,867
1,044 Check Point Software Technologies,
Ltd.
a
144,343
Shares Common Stock (97.3%) Value
Israel (0.7%) - continued
391 CyberArk Software, Ltd.
a
$ 65,981
257 Elbit Systems, Ltd. 56,207
287 Fiverr International, Ltd.
a
21,832
6,943 ICL Group, Ltd. 82,535
500 InMode, Ltd.
a
18,455
11,443 Israel Discount Bank, Ltd. 71,166
457 Kornit Digital, Ltd. 37,789
1,387 Mizrahi Tefahot Bank, Ltd. 54,165
621 NICE, Ltd.
a
135,829
10,843 Teva Pharmaceutical Industries,
Ltd. ADR
a
101,816
560 Wix.com, Ltd.
a
58,498
Total 1,149,152
Italy (1.8%)
1,224 Amplifon SPA 54,474
10,880 Assicurazioni Generali SPA 248,850
4,871 Atlantia SPA
a
101,281
5,139 Davide Campari-Milano NV 59,608
244 DiaSorin SPA 38,111
79,955 Enel SPA 533,843
24,811 Eni SPA 361,826
5,996 Finecobank Banca Fineco SPA 90,960
3,252 Infrastrutture Wireless Italiane SPA
b
36,404
162,359 Intesa Sanpaolo SPA 371,604
6,106 Mediobanca SPA 61,704
2,018 Moncler SPA 111,963
5,152 Nexi Spa
a,b
59,453
5,136 Poste Italiane SPA
b
58,246
2,504 Prysmian SPA 84,977
1,028 Recordati SPA 51,544
19,823 Snam SPA 114,311
96,410 Telecom Italia SPA 35,395
13,831 Terna Rete Elettrica Nazionale SPA 118,771
20,790 UniCredit SPA 224,279
Total 2,817,604
Japan (21.7%)
2,000 Advantest Corporation 156,148
6,400 Aeon Company, Ltd. 136,464
1,900 AGC, Inc. 75,915
1,400 Aisin Corporation 47,849
4,600 Ajinomoto Company, Inc. 130,561
1,600 All Nippon Airways Company, Ltd.
a
33,445
4,507 Asahi Group Holdings, Ltd. 164,147
2,100 Asahi Intecc Company, Ltd. 40,968
12,300 Asahi Kasei Corporation 106,389
18,300 Astellas Pharma, Inc. 285,936
1,200 Azbil Corporation 39,828
2,000 BANDAI NAMCO Holdings, Inc. 151,659
800 Benefit One, Inc. 16,790
5,600 Bridgestone Corporation 217,368
2,300 Brother Industries, Ltd. 41,826
9,800 Canon, Inc. 238,865
1,700 Capcom Company, Ltd. 41,215
1,400 Central Japan Railway Company 182,551
5,100 Chiba Bank, Ltd. 29,987
6,300 Chubu Electric Power Company,
Inc. 65,204
6,600 Chugai Pharmaceutical Company,
Ltd. 220,232
10,700 Concordia Financial Group, Ltd. 39,822
200 COSMOS Pharmaceutical
Corporation 24,240
4,000 CyberAgent, Inc. 49,498

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Japan (21.7%) - continued
2,200 Dai Nippon Printing Company, Ltd. $ 51,579
1,000 Daifuku Company, Ltd. 71,351
9,900 Dai-Ichi Mutual Life Insurance
Company, Ltd. 201,176
17,200 Daiichi Sankyo Company, Ltd. 375,596
2,400 Daikin Industries, Ltd. 435,849
600 Daito Trust Construction Company,
Ltd. 63,687
5,600 Daiwa House Industry Company,
Ltd. 145,985
22 Daiwa House REIT Investment
Corporation 59,312
14,200 Daiwa Securities Group, Inc. 80,325
4,300 Denso Corporation 274,341
2,100 Dentsu Group, Inc. 85,819
300 DISCO Corporation 83,891
3,000 East Japan Railway Company 173,633
2,300 Eisai Company, Ltd. 106,556
30,200 Eneos Holdings, Inc. 112,910
1,900 FANUC Corporation 333,469
600 Fast Retailing Company, Ltd. 307,594
1,200 Fuji Electric Company, Ltd. 59,809
3,500 FUJIFILM Holdings NPV 213,640
1,900 Fujitsu, Ltd. 284,669
42 GLP J-REIT 63,819
400 GMO Payment Gateway, Inc. 40,751
2,300 Hakuhodo Dy Holdings, Inc. 28,872
1,400 Hamamatsu Photonics KK 74,358
2,200 Hankyu Hanshin Holdings, Inc. 63,584
200 Hikari Tsushin, Inc. 22,737
2,800 Hino Motors, Ltd. 16,368
300 Hirose Electric Company, Ltd. 43,486
1,100 Hitachi Construction Machinery
Company, Ltd. 28,502
2,100 Hitachi Metals, Ltd.
a
35,134
9,500 Hitachi, Ltd. 475,420
16,000 Honda Motor Company, Ltd. 453,534
500 Hoshizaki Corporation 34,300
3,600 Hoya Corporation 410,248
3,800 Hulic Company, Ltd. 34,091
1,000 IBIDEN Company, Ltd. 48,752
2,000 Idemitsu Kosan Company, Ltd. 55,131
1,400 Iida Group Holdings Company, Ltd. 24,137
10,100 Inpex Corporation 118,749
5,700 Isuzu Motors, Ltd. 73,633
500 ITO EN, Ltd. 24,543
11,700 ITOCHU Corporation 395,764
900 ITOCHU Techno-Solutions
Corporation 22,990
1,400 Japan Airlines Company, Ltd.
a
26,101
5,000 Japan Exchange Group, Inc. 92,840
69 Japan Metropolitan Fund
Investment Corporation 58,223
4,100 Japan Post Bank Company, Ltd. 32,926
24,100 Japan Post Holdings Company,
Ltd. 176,996
2,000 Japan Post Insurance Company,
Ltd. 34,830
12 Japan Real Estate Investment
Corporation 62,852
11,800 Japan Tobacco, Inc. 201,515
4,800 JFE Holdings, Inc. 67,172
2,000 JSR Corporation 58,896
4,400 Kajima Corporation 53,534
1,300 Kakaku.com, Inc. 29,033
Shares Common Stock (97.3%) Value
Japan (21.7%) - continued
6,900 Kansai Electric Power Company,
Inc. $ 64,992
1,700 Kansai Paint Company, Ltd. 27,292
4,700 Kao Corporation 191,904
15,900 KDDI Corporation 521,308
1,000 Keio Corporation 38,981
1,300 Keisei Electric Railway Company,
Ltd. 36,114
1,900 Keyence Corporation 881,035
1,400 Kikkoman Corporation 92,731
1,700 Kintetsu Group Holdings Company,
Ltd. 48,662
8,100 Kirin Holdings Company, Ltd. 120,987
500 Kobayashi Pharmaceutical
Company, Ltd. 40,062
1,300 Kobe Bussan Company, Ltd. 40,007
620 Koei Tecmo Holdings Company,
Ltd. 20,332
1,000 Koito Manufacturing Company, Ltd. 40,470
8,600 Komatsu, Ltd. 206,619
900 Konami Holdings Corporation 56,767
300 KOSE Corporation 31,388
10,100 Kubota Corporation 189,317
1,000 Kurita Water Industries, Ltd. 36,911
3,200 Kyocera Corporation 179,070
2,700 Kyowa Hakko Kirin Company, Ltd. 62,813
700 Lasertec Corporation 116,455
500 Lawson, Inc. 19,140
2,200 Lion Corporation 24,519
2,600 LIXIL Corporation 48,401
4,300 M3, Inc. 155,299
2,200 Makita Corporation 70,392
15,400 Marubeni Corporation 178,828
5,500 Mazda Motor Corporation 40,428
800 McDonald's Holdings Company
(Japan), Ltd. 33,269
1,800 Medipal Holdings Corporation 29,617
1,200 MEIJI Holdings Company, Ltd. 65,078
1,000 Mercari, Inc.
a
25,814
3,600 Minebea Mitsumu, Inc. 78,408
2,800 MISUMI Group, Inc. 83,358
12,600 Mitsubishi Chemical Holdings
Corporation 83,799
12,400 Mitsubishi Corporation 465,332
17,900 Mitsubishi Electric Corporation 205,292
11,600 Mitsubishi Estate Company, Ltd. 172,729
1,600 Mitsubishi Gas Chemical Company,
Inc. 27,085
6,400 Mitsubishi HC Capital, Inc. 29,738
3,200 Mitsubishi Heavy Industries, Ltd. 105,044
117,500 Mitsubishi UFJ Financial Group,
Inc. 726,284
15,300 Mitsui & Company, Ltd. 415,322
1,800 Mitsui Chemicals, Inc. 45,251
9,000 Mitsui Fudosan Company, Ltd. 192,621
3,300 Mitsui O.S.K. Lines, Ltd. 91,670
900 Miura Company, Ltd. 22,176
23,730 Mizuho Financial Group, Inc. 302,685
2,500 MonotaRO Company, Ltd. 53,656
4,400 MS and AD Insurance Group
Holdings, Inc. 142,859
5,600 Murata Manufacturing Company,
Ltd. 368,888
2,400 NEC Corporation 100,826
4,900 NEXON Company, Ltd. 117,226
2,500 NGK Insulators, Ltd. 35,663

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Japan (21.7%) - continued
4,400 Nidec Corporation $ 347,526
3,000 Nihon M&A Center Holdings, Inc. 41,964
1,100 Nintendo Company, Ltd. 555,238
15 Nippon Building Fund, Inc. 85,092
800 Nippon Express Holdings,Inc. 54,961
8,200 Nippon Paint Holdings Company,
Ltd. 71,843
20 Nippon Prologis REIT, Inc. 58,397
1,500 Nippon Sanso Holdings
Corporation 28,520
500 Nippon Shinyaku Company, Ltd. 33,995
8,400 Nippon Steel Corporation 148,215
11,800 Nippon Telegraph and Telephone
Corporation 342,836
1,600 Nippon Yusen Kabushiki Kaisha 139,959
1,200 Nissan Chemical Corporation 70,389
22,800 Nissan Motor Company, Ltd.
a
101,308
1,900 Nisshin Seifun Group, Inc. 26,508
600 Nissin Foods Holdings Company,
Ltd. 42,069
800 Nitori Holdings Company, Ltd. 100,650
1,400 Nitto Denko Corporation 100,363
30,200 Nomura Holdings, Inc. 127,014
1,200 Nomura Real Estate Holdings, Inc. 28,739
42 Nomura Real Estate Master Fund,
Inc. 55,520
3,300 Nomura Research Institute, Ltd. 107,670
6,200 NTT Data Corporation 121,844
6,400 Obayashi Corporation 46,974
700 OBIC Company, Ltd. 104,844
2,900 Odakyu Electric Railway Company,
Ltd. 48,067
7,900 Oji Holdings Corporation 39,193
10,900 Olympus Corporation 206,583
1,800 OMRON Corporation 119,787
3,600 Ono Pharmaceutical Company, Ltd. 90,235
800 Open House Company, Ltd. 35,402
400 Oracle Corporation Japan 27,719
2,000 Oriental Land Company, Ltd. 382,811
12,000 ORIX Corporation 239,191
26 ORIX JREIT, Inc. 35,259
3,700 Osaka Gas Company, Ltd. 63,404
1,100 Otsuka Corporation 39,002
3,800 Otsuka Holdings Company, Ltd. 131,282
4,100 Pan Pacific International Holdings
Company 65,602
21,700 Panasonic Holdings Corporation 210,752
1,700 Persol Holdings Company, Ltd. 38,091
900 Pola Orbis Holdings, Inc. 11,719
8,500 Rakuten Group, Inc. 66,833
13,300 Recruit Holdings Company, Ltd. 577,846
12,400 Renesas Electronics Corporation
a
143,678
20,300 Resona Holdings, Inc. 86,465
6,600 Ricoh Company, Ltd. 57,155
300 Rinnai Corporation 22,441
900 Rohm Company, Ltd. 69,876
2,500 Ryohin Keikaku Company, Ltd. 28,998
3,500 Santen Pharmaceutical Company,
Ltd. 34,994
2,400 SBI Holdings, Inc. 60,554
1,500 SCSK Corporation 25,651
2,100 Secom Company, Ltd. 151,918
2,800 Seiko Epson Corporation 42,064
3,700 Sekisui Chemical Company, Ltd. 53,017
6,100 Sekisui House, Ltd. 117,993
7,400 Seven & I Holdings Company, Ltd. 352,811
Shares Common Stock (97.3%) Value
Japan (21.7%) - continued
3,100 SG Holdings Company, Ltd. $ 58,375
2,100 Sharp Corporation 19,602
2,300 Shimadzu Corporation 79,107
700 Shimano, Inc. 160,306
5,300 Shimizu Corporation 31,806
3,500 Shin-Etsu Chemical Company, Ltd. 531,767
2,600 Shionogi & Company, Ltd. 159,753
3,900 Shiseido Company, Ltd. 196,983
4,300 Shizuoka Bank, Ltd. 30,180
600 SMC Corporation 335,396
28,200 SoftBank Corporation 328,900
11,900 SoftBank Group Corporation 532,045
700 Sohgo Security Services Company,
Ltd. 22,828
3,100 Sompo Holdings, Inc. 136,215
12,400 Sony Group Corporation 1,275,659
800 Square Enix Holdings Company,
Ltd. 35,439
1,300 Stanley Electric Company, Ltd. 24,579
6,000 Subaru Corporation 95,298
3,300 Sumco Corporation 54,004
14,600 Sumitomo Chemical Company, Ltd. 66,851
11,100 Sumitomo Corporation 192,237
1,800 Sumitomo Dainippon Pharma
Company, Ltd. 17,758
7,400 Sumitomo Electric Industries, Ltd. 87,966
2,400 Sumitomo Metal Mining Company,
Ltd. 121,593
12,800 Sumitomo Mitsui Financial Group,
Inc. 404,331
3,300 Sumitomo Mitsui Trust Holdings,
Inc. 107,397
3,000 Sumitomo Realty & Development
Company, Ltd. 83,026
1,400 Suntory Beverage and Food, Ltd. 53,361
3,600 Suzuki Motor Corporation 123,373
1,600 Sysmex Corporation 115,884
5,200 T&D Holdings, Inc. 70,606
1,900 Taisei Corporation 54,851
400 Taisho Pharmaceutical Holdings
Company, Ltd. 18,569
15,600 Takeda Pharmaceutical Company,
Ltd. 444,479
3,800 TDK Corporation 137,093
6,300 Terumo Corporation 190,629
2,100 TIS, Inc. 49,145
1,900 Tobu Railway Company, Ltd. 46,197
1,100 Toho Company, Ltd. 41,569
6,200 Tokio Marine Holdings, Inc. 360,798
400 Tokyo Century Corporation 14,664
14,800 Tokyo Electric Power Company,
Inc.
a
48,854
1,500 Tokyo Electron, Ltd. 770,342
3,700 Tokyo Gas Company, Ltd. 67,737
4,900 Tokyu Corporation 63,572
2,600 Toppan, Inc. 45,864
13,600 Toray Industries, Inc. 70,714
3,800 Toshiba Corporation 144,375
2,600 Tosoh Corporation 38,427
1,400 TOTO, Ltd. 56,225
900 Toyo Suisan Kaisha, Ltd. 32,204
1,400 Toyota Industries Corporation 96,563
104,200 Toyota Motor Corporation 1,879,560
2,100 Toyota Tsusho Corporation 86,188
1,300 Trend Micro, Inc. 75,918
400 TSURUHA Holdings, Inc. 25,399

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Japan (21.7%) - continued
4,000 Unicharm Corporation $ 143,704
2,200 USS Company, Ltd. 36,968
900 Welcia Holdings Company, Ltd. 22,145
2,200 West Japan Railway Company 91,159
1,275 Yakult Honsha Company, Ltd. 68,013
1,300 Yamaha Corporation 56,493
2,900 Yamaha Motor Company, Ltd. 65,000
2,900 Yamato Holdings Company, Ltd. 54,172
2,400 Yaskawa Electric Corporation 93,540
2,200 Yokogawa Electric Corporation 37,485
26,300 Z Holdings Corporation 113,697
1,200 ZOZO, Inc. 32,046
Total 34,988,647
Jersey (0.3%)
9,072 Experian plc 349,503
11,479 WPP plc 150,238
Total 499,741
Luxembourg (0.3%)
6,280 ArcelorMittal SA 201,176
9,821 Aroundtown SA 56,121
1,321 Eurofins Scientific SE 130,678
1,935 InPost SA
a
12,277
4,642 Tenaris SA 69,728
Total 469,980
Netherlands (5.5%)
4,158 ABN AMRO Group NV
b
53,097
195 Adyen NV
a,b
386,238
17,600 Aegon NV 93,300
1,300 AerCap Holdings NV
a
65,364
5,796 Airbus SE
a
699,398
1,843 Akzo Nobel NV 158,356
451 Argenx SE
a
141,106
460 ASM International NV 167,501
4,063 ASML Holding NV 2,715,000
10,060 CNH Industrial NV 158,454
842 Euronext NV
b
76,494
1,066 EXOR NV 81,037
1,239 Ferrari NV 269,929
1,133 Heineken Holding NV 88,718
2,548 Heineken NV 243,666
560 IMCD NV 95,533
38,379 ING Groep NV 400,715
971 JDE Peet's BV 27,854
1,777 Just Eat Takeaway.com NV
a,b
59,597
33,053 Koninklijke (Royal) KPN NV 114,694
10,280 Koninklijke Ahold Delhaize NV 330,663
1,718 Koninklijke DSM NV 307,341
9,018 Koninklijke Philips NV 274,994
2,656 NN Group NV 134,604
9,173 Prosus NV 494,683
2,269 QIAGEN NV
a
111,340
1,175 Randstad Holding NV 70,682
20,017 Stellantis NV 324,067
6,713 STMicroelectronics NV 291,775
7,131 Universal Music Group N.V. 190,357
2,588 Wolters Kluwer NV 275,899
Total 8,902,456
New Zealand (0.3%)
12,305 Auckland International Airport, Ltd.
a
66,578
5,673 Fisher & Paykel Healthcare
Corporation, Ltd. 95,194
Shares Common Stock (97.3%) Value
New Zealand (0.3%) - continued
6,591 Mercury NZ, Ltd. $ 27,057
12,657 Meridian Energy, Ltd. 44,098
4,178 Ryman Healthcare, Ltd. 27,042
18,377 Spark New Zealand, Ltd. 58,156
1,316 Xero, Ltd.
a
99,737
Total 417,862
Norway (0.8%)
2,865 Adevinta ASA
a
26,155
1,220 Aker BP ASA 45,505
9,144 DNB Bank ASA 206,736
9,607 Equinor ASA 358,693
1,935 Gjensidige Forsikring ASA 47,983
4,321 Mowi ASA 116,390
13,220 Norsk Hydro ASA 128,444
7,383 Orkla ASA 65,594
691 Schibsted ASA, Class A 17,031
942 Schibsted ASA, Class B 20,159
6,879 Telenor ASA 98,710
1,628 Yara International ASA 81,414
Total 1,212,814
Portugal (0.2%)
27,289 EDP - Energias de Portugal SA 134,314
4,928 Galp Energia SGPS SA 62,304
2,784 Jeronimo Martins SGPS SA 66,788
Total 263,406
Singapore (1.2%)
32,954 Ascendas REIT 71,010
47,829 CapitaLand Integrated Commercial
Trust 79,126
25,900 Capitaland Investment, Ltd.
a
75,889
4,000 City Developments, Ltd. 23,123
17,800 DBS Group Holdings, Ltd. 466,399
58,500 Genting Singapore, Ltd. 34,965
14,300 Keppel Corporation, Ltd. 67,428
20,900 Mapletree Commercial Trust 29,078
30,223 Mapletree Logistics Trust 41,071
33,263 Oversea-Chinese Banking
Corporation, Ltd. 301,757
13,000 Singapore Airlines, Ltd.
a
52,392
7,800 Singapore Exchange, Ltd. 57,162
15,100 Singapore Technologies
Engineering, Ltd. 45,739
81,200 Singapore Telecommunications,
Ltd. 157,670
11,600 United Overseas Bank, Ltd. 271,417
4,500 United Overseas Land, Ltd. 23,300
2,700 Venture Corporation, Ltd. 34,795
18,900 Wilmar International, Ltd. 65,455
Total 1,897,776
Spain (2.3%)
2,291 ACS Actividades de Construccion y
Servicios SA 61,765
737 Aena SA
a,b
122,859
4,429 Amadeus IT Holding SA
a
287,967
65,548 Banco Bilbao Vizcaya Argentaria
SA 374,276
170,467 Banco Santander SA 579,579
43,582 CaixaBank SA 147,826
5,009 Cellnex Telecom SA
b
241,056
2,833 EDP Renovaveis SA 72,839
2,447 Enagas SA 54,339

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Spain (2.3%) - continued
3,122 Endesa SA $ 68,071
4,768 Ferrovial SA 126,805
2,932 Grifols SA 53,218
57,262 Iberdrola SA 625,876
10,723 Industria de Diseno Textil SA 233,816
1,906 Naturgy Energy Group SA 57,103
4,255 Red Electrica Corporacion SA 87,360
14,264 Repsol SA 186,848
2,307 Siemens Gamesa Renewable
Energy SA
a
40,463
51,801 Telefonica SA 251,043
Total 3,673,109
Supranational (0.1%)
1,226 Unibail-Rodamco-Westfield
a
91,837
Total 91,837
Sweden (3.2%)
1,292 AB Industrivarden, Class A 36,642
1,598 AB Industrivarden, Class C 44,543
3,093 Alfa Laval AB 106,391
9,853 Assa Abloy AB 264,844
6,601 Atlas Copco AB, Class A 342,631
3,836 Atlas Copco AB, Class B 173,961
2,689 Boliden AB 135,647
2,182 Electrolux AB 33,019
5,414 Embracer Group AB
a
45,191
6,478 Epiroc AB, Class A 138,557
3,834 Epiroc AB, Class B 69,221
2,909 EQT AB 113,446
5,984 Essity Aktiebolag 141,217
1,692 Evolution Gaming Group AB
b
172,134
1,034 Fastighets AB Balder
a
68,079
2,249 Getinge AB 89,598
7,180 Hennes & Mauritz AB 96,411
19,134 Hexagon AB 268,083
4,115 Husqvarna AB 42,927
1,432 Investment AB Latour 45,462
4,903 Investor AB, Class A 114,087
17,910 Investor AB, Class B 389,153
2,380 Kinnevik AB
a
62,061
735 L E Lundbergforetagen AB 37,303
2,292 Lifco AB 58,184
1,968 Lundin Energy AB 82,605
14,022 NIBE Industrier AB 155,428
1,558 Sagax AB 47,277
11,098 Sandvik AB 235,753
3,030 Securitas AB 34,182
5,054 Sinch AB
a,b
34,279
15,999 Skandinaviska Enskilda Banken AB 172,963
3,344 Skanska AB 74,813
3,759 SKF AB 61,294
5,956 Svenska Cellulosa AB SCA 115,652
14,339 Svenska Handelsbanken AB 131,853
8,903 Swedbank AB
d
132,972
15,532 Swedish Match AB 116,801
4,924 Tele2 AB 74,430
28,693 Telefonaktiebolaget LM Ericsson 261,552
26,132 Telia Company AB 104,782
1,938 Volvo AB, Class A 37,121
14,054 Volvo AB, Class B 262,182
Total 5,224,731
Switzerland (10.8%)
16,147 ABB, Ltd. 523,820
Shares Common Stock (97.3%) Value
Switzerland (10.8%) - continued
1,571 Adecco SA $ 71,263
4,912 Alcon, Inc. 389,158
60 Bachem Holding AG 33,020
449 Baloise Holding AG 80,190
35 Barry Callebaut AG 82,056
1 Chocoladefabriken Lindt and
Spruengli AG 120,958
2,088 Clariant AG 36,233
1,976 Coca-Cola HBC AG 41,211
5,132 Compagnie Financiere Richemont
SA 650,506
26,058 Credit Suisse Group AG 205,131
69 EMS-CHEMIE Holding AG 67,055
2,173 Ferguson plc 294,397
353 Geberit AG 217,609
91 Givaudan SA 376,097
97,485 Glencore Xstrata plc 634,305
5,147 Holcim, Ltd. 250,333
2,175 Julius Baer Group, Ltd. 125,921
534 Kuehne & Nagel International AG 151,618
10 Lindt & Spruengli AG 119,019
1,702 Logitech International SA 126,513
732 Lonza Group AG 530,410
27,673 Nestle SA 3,598,007
21,538 Novartis AG 1,890,855
223 Partners Group Holding AG 276,119
315 Roche Holding AG, Bearer Shares 137,766
6,907 Roche Holding AG, Participation
Certificates 2,732,836
195 Schindler Holding AG 41,552
400 Schindler Holding AG, Participation
Certificates 85,708
59 SGS SA 164,029
1,395 Sika AG 461,541
530 Sonova Holding AG 221,401
102 Straumann Holding AG 162,862
284 Swatch Group AG, Bearer Shares 81,046
509 Swatch Group AG, Registered
Shares 27,698
310 Swiss Life Holding AG 198,650
747 Swiss Prime Site AG 73,673
2,965 Swiss Re AG 282,250
255 Swisscom AG 153,206
661 Temenos AG 63,582
34,577 UBS Group AG 675,680
265 VAT Group AG
b
100,896
479 Vifor Pharma AG 84,909
1,479 Zurich Insurance Group AG 730,478
Total 17,371,567
United Kingdom (14.0%)
9,567 3i Group plc 172,994
21,438 ABRDN plc 60,028
1,914 Admiral Group plc 64,185
12,576 Anglo American plc 653,477
3,877 Antofagasta plc 84,243
4,386 Ashtead Group plc 276,161
3,502 Associated British Foods plc 76,074
15,229 AstraZeneca plc 2,019,558
9,277 Auto Trader Group plc
b
76,584
1,166 Aveva Group plc 37,243
37,259 Aviva plc 220,458
31,118 BAE Systems plc 292,243
164,730 Barclays plc 319,324
10,050 Barratt Developments plc 68,418

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
United Kingdom (14.0%) - continued
1,104 Berkeley Group Holdings plc $ 53,849
194,105 BP plc 951,574
21,430 British American Tobacco plc 899,998
8,656 British Land Company plc 59,933
87,759 BT Group plc 209,244
3,317 Bunzl plc 128,637
3,981 Burberry Group plc 86,904
2,017 Coca-Cola European Partners plc 98,046
17,538 Compass Group plc 377,418
1,372 Croda International plc 141,140
22,916 Diageo plc 1,162,401
49,465 GlaxoSmithKline plc 1,070,269
3,732 Halma plc 122,100
3,497 Hargreaves Lansdown plc 46,093
1,680 Hikma Pharmaceuticals plc 45,323
200,029 HSBC Holdings plc 1,366,307
9,304 Imperial Brands plc 195,986
14,776 Informa plc
a
115,770
1,801 InterContinental Hotels Group plc 121,810
1,587 Intertek Group plc 108,261
17,198 J Sainsbury plc 56,921
24,975 JD Sports Fashion plc 48,125
1,873 Johnson Matthey plc 45,807
20,430 Kingfisher plc 68,188
6,925 Land Securities Group plc 71,049
58,689 Legal & General Group plc 208,075
698,013 Lloyds TSB Group plc 425,066
3,235 London Stock Exchange Group plc 337,347
25,558 M&G plc 73,641
42,983 Melrose Industries plc 69,724
4,773 Mondi plc 92,777
35,558 National Grid plc 546,461
55,731 Natwest Group plc 157,403
1,307 Next plc 102,796
4,801 Ocado Group plc
a
73,309
7,439 Pearson plc 72,939
3,137 Persimmon plc 87,965
6,878 Phoenix Group Holdings plc 55,106
26,999 Prudential plc 398,592
7,022 Reckitt Benckiser Group plc 535,678
19,018 RELX plc 591,796
18,278 Rentokil Initial plc 125,907
11,042 Rio Tinto plc 882,767
82,257 Rolls-Royce Holdings plc
a
108,167
10,057 Sage Group plc 92,149
1,203 Schroders plc 50,658
11,821 SEGRO plc 207,801
2,460 Severn Trent plc 99,148
75,688 Shell plc 2,074,505
8,644 Smith & Nephew plc 137,481
3,890 Smiths Group plc 73,700
725 Spirax-Sarco Engineering plc 118,523
10,476 SSE plc 239,366
5,311 St. James's Place plc 100,130
25,729 Standard Chartered plc 170,789
35,848 Taylor Wimpey plc 61,046
75,573 Tesco plc 273,597
25,246 Unilever plc 1,146,236
6,703 United Utilities Group plc 98,705
268,241 Vodafone Group plc 439,857
Shares Common Stock (97.3%) Value
United Kingdom (14.0%) - continued
1,986 Whitbread plc
a
$ 73,946
Total 22,475,296
Total Common Stock
(cost $126,013,022) 156,584,883
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
558 Bayerische Motoren Werke AG 43,222
1,751 Henkel AG & Company KGaA 117,198
1,824 Volkswagen AG 313,458
Total 473,878
Total Preferred Stock
(cost $454,521) 473,878
Shares
Collateral Held for Securities
Loaned ( <0.1% )
153,495 Thrivent Cash Management Trust 153,495
Total Collateral Held for
Securities Loaned
(cost $153,495) 153,495
Shares or
Principal
Amount Short-Term Investments ( 1.7% )
Federal Home Loan Bank Discount
Notes
100,000 0.195%,  4/22/2022
e,f
99,990
100,000 0.415%,  5/18/2022
e,f
99,946
Thrivent Core Short-Term Reserve
Fund
263,311 0.660% 2,633,107
Total Short-Term Investments
(cost $2,833,042) 2,833,043
Total Investments (cost
$129,454,080) 99.4% $160,045,299
Other Assets and Liabilities,
Net 0.6% 927,618
Total Net Assets 100.0% $160,972,917
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $2,538,911 or 1.6% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 126,311
Total lending $126,311
Gross amount payable upon return of
collateral for securities loaned $153,495
Net amounts due to counterparty $27,184
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,379,474 59,282 7,320,192 –
Consumer Discretionary 17,181,580 15,945 17,165,635 –
Consumer Staples 16,324,656 98,046 16,226,610 –
Energy 6,727,468 – 6,727,468 –
Financials 28,677,871 16,280 28,661,591 –
Health Care 20,081,268 120,271 19,960,997 –
Industrials 22,742,097 103,153 22,638,944 –
Information Technology 14,960,192 645,681 14,314,511 –
Materials 12,709,411 – 12,709,411 –
Real Estate 4,586,166 – 4,586,166 –
Utilities 5,214,700 – 5,213,035 1,665
Preferred Stock
Consumer Discretionary 356,680 – 356,680 –
Consumer Staples 117,198 – 117,198 –
Short-Term Investments 199,936 – 199,936 –
Subtotal Investments in Securities $157,258,697 $1,058,658 $156,198,374 $1,665
Other Investments  * Total
Affiliated Short-Term Investments 2,633,107
Collateral Held for Securities Loaned 153,495
Subtotal Other Investments $2,786,602
Total Investments at Value $160,045,299
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 175,003 175,003 – –
Total Asset Derivatives $175,003 $175,003 $– $–

International Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $199,936 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 31 June 2022 $ 3,148,817 $ 175,003
Total Futures Long Contracts $ 3,148,817 $ 175,003
Total Futures Contracts $ 3,148,817 $175,003
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $2,395 $3,611 $3,373 $2,633 263 1.6%
Total Affiliated Short-Term Investments 2,395 2,633 1.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 380 227 153 153 <0.1
Total Collateral Held for Securities Loaned – 153 <0.1
Total Value $2,395 $2,786
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (12.4%)
77,376 Alphabet, Inc., Class C
a
$ 216,110,394
409,250 Live Nation Entertainment, Inc.
a
48,144,170
1,144,942 Twitter, Inc.
a
44,297,806
Total 308,552,370
Consumer Discretionary (17.6%)
69,580 Amazon.com, Inc.
a
226,827,321
243,797 Aptiv plc
a
29,184,939
112,459 Carvana Company
a
13,415,234
21,258 Chipotle Mexican Grill, Inc.
a
33,630,794
122,912 Tesla, Inc.
a
132,449,971
Total 435,508,259
Consumer Staples (3.0%)
334,132 BJ's Wholesale Club Holdings,
Inc.
a
22,590,665
350,649 Walmart, Inc. 52,218,649
Total 74,809,314
Financials (9.5%)
345,987 American Express Company 64,699,569
804,006 Charles Schwab Corporation 67,785,746
79,784 Coinbase Global, Inc.
a
15,147,790
321,201 Raymond James Financial, Inc. 35,303,202
128,316 S&P Global, Inc. 52,632,657
Total 235,568,964
Health Care (11.5%)
116,071 Amgen, Inc. 28,068,289
54,468 Anthem, Inc. 26,755,771
147,612 Danaher Corporation 43,299,028
229,364 Edwards Lifesciences Corporation
a
27,000,730
136,355 Intuitive Surgical, Inc.
a
41,135,577
248,218 Novo Nordisk AS ADR 27,564,609
163,933 Teladoc Health, Inc.
a
11,824,487
68,736 Thermo Fisher Scientific, Inc. 40,598,918
212,771 Zoetis, Inc. 40,126,483
Total 286,373,892
Industrials (4.2%)
53,337 Lockheed Martin Corporation 23,542,952
114,698 Norfolk Southern Corporation 32,714,164
1,344,574 Uber Technologies, Inc.
a
47,974,400
Total 104,231,516
Information Technology (38.7%)
152,267 Adobe, Inc.
a
69,375,890
1,233,983 Apple, Inc. 215,465,772
616,978 Block, Inc.
a
83,662,217
784,463 Microsoft Corporation 241,857,787
487,274 NVIDIA Corporation 132,957,584
476,737 PayPal Holdings, Inc.
a
55,134,634
321,679 QUALCOMM, Inc. 49,158,985
278,784 Salesforce.com, Inc.
a
59,191,419
97,245 ServiceNow, Inc.
a
54,154,768
Total 960,959,056
Materials (1.2%)
114,050 Sherwin-Williams Company 28,469,161
Total 28,469,161
Total Common Stock
(cost $1,427,881,538) 2,434,472,532
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
4,914,085 0.660% $ 49,140,851
Total Short-Term Investments
(cost $49,118,379) 49,140,851
Total Investments (cost
$1,476,999,917) 100.1% $2,483,613,383
Other Assets and Liabilities, Net
(0.1%) (1,924,697)
Total Net Assets 100.0% $2,481,688,686
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 308,552,370 308,552,370 – –
Consumer Discretionary 435,508,259 435,508,259 – –
Consumer Staples 74,809,314 74,809,314 – –
Financials 235,568,964 235,568,964 – –
Health Care 286,373,892 286,373,892 – –
Industrials 104,231,516 104,231,516 – –
Information Technology 960,959,056 960,959,056 – –
Materials 28,469,161 28,469,161 – –
Subtotal Investments in Securities $2,434,472,532 $2,434,472,532 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 49,140,851
Subtotal Other Investments $49,140,851
Total Investments at Value $2,483,613,383
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $27,009 $93,700 $71,568 $49,141 4,914 2.0%
Total Affiliated Short-Term Investments 27,009 49,141 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 60,734 60,734 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $27,009 $49,141
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $33
Total Income/Non Income Cash from Affiliated
Investments $33
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (8.9%)
32,949 Activision Blizzard, Inc. $ 2,639,544
12,720 Alphabet, Inc., Class A
a
35,378,772
11,747 Alphabet, Inc., Class C
a
32,809,254
302,016 AT&T, Inc. 7,136,638
5,041 Charter Communications, Inc.
a
2,749,966
191,325 Comcast Corporation 8,957,837
7,171 Discovery, Inc., Class A
a,b
178,701
12,846 Discovery, Inc., Class C
a
320,765
10,561 DISH Network Corporation
a
334,256
11,894 Electronic Arts, Inc. 1,504,710
13,356 Fox Corporation, Class A 526,894
6,166 Fox Corporation, Class B 223,702
16,647 Interpublic Group of Companies,
Inc. 590,136
5,713 Live Nation Entertainment, Inc.
a
672,077
38,973 Lumen Technologies, Inc. 439,226
11,973 Match Group, Inc.
a
1,301,944
97,658 Meta Platforms, Inc.
a
21,715,233
16,531 News Corporation, Class A 366,162
5,121 News Corporation, Class B 115,325
8,839 Omnicom Group, Inc. 750,254
25,660 Paramount Global 970,205
4,881 Take-Two Interactive Software,
Inc.
a
750,405
24,832 T-Mobile US, Inc.
a
3,187,187
33,818 Twitter, Inc.
a
1,308,418
177,547 Verizon Communications, Inc. 9,044,244
77,000 Walt Disney Company
a
10,561,320
Total 144,533,175
Consumer Discretionary (12.4%)
2,637 Advance Auto Parts, Inc. 545,753
18,508 Amazon.com, Inc.
a
60,335,155
11,441 Aptiv plc
a
1,369,602
873 AutoZone, Inc.
a
1,784,918
10,900 Bath & Body Works, Inc. 521,020
9,157 Best Buy Company, Inc. 832,371
1,737 Booking Holdings, Inc.
a
4,079,258
10,141 BorgWarner, Inc. 394,485
9,041 Caesars Entertainment, Inc.
a
699,412
6,838 CarMax, Inc.
a
659,730
34,208 Carnival Corporation
a
691,686
1,190 Chipotle Mexican Grill, Inc.
a
1,882,616
13,638 D.R. Horton, Inc. 1,016,167
5,402 Darden Restaurants, Inc. 718,196
9,800 Dollar General Corporation 2,181,774
9,514 Dollar Tree, Inc.
a
1,523,667
1,539 Domino's Pizza, Inc. 626,388
26,476 eBay, Inc. 1,516,016
5,362 Etsy, Inc.
a
666,389
6,354 Expedia Group, Inc.
a
1,243,287
166,356 Ford Motor Company 2,813,080
6,426 Garmin, Ltd. 762,188
61,453 General Motors Company
a
2,687,954
6,023 Genuine Parts Company 759,018
5,484 Hasbro, Inc. 449,249
11,788 Hilton Worldwide Holdings, Inc.
a
1,788,711
44,164 Home Depot, Inc. 13,219,610
14,540 Las Vegas Sands Corporation
a
565,170
11,054 Lennar Corporation 897,253
11,342 LKQ Corporation 515,040
28,495 Lowe's Companies, Inc. 5,761,404
11,570 Marriott International, Inc.
a
2,033,427
31,603 McDonald's Corporation 7,814,790
15,930 MGM Resorts International 668,104
Shares Common Stock (99.2%) Value
Consumer Discretionary (12.4%) - continued
2,320 Mohawk Industries, Inc.
a
$ 288,144
18,777 Netflix, Inc.
a
7,033,676
16,012 Newell Brands, Inc. 342,817
53,978 NIKE, Inc. 7,263,280
17,632 Norwegian Cruise Line Holdings,
Ltd.
a,b
385,788
138 NVR, Inc.
a
616,483
2,850 O'Reilly Automotive, Inc.
a
1,952,136
7,026 Penn National Gaming, Inc.
a
298,043
1,695 Pool Corporation 716,731
10,516 PulteGroup, Inc. 440,620
2,960 PVH Corporation 226,766
1,958 Ralph Lauren Corporation 222,116
14,943 Ross Stores, Inc. 1,351,744
9,484 Royal Caribbean Cruises, Ltd.
a
794,570
48,650 Starbucks Corporation 4,425,690
11,165 Tapestry, Inc. 414,780
20,264 Target Corporation 4,300,426
35,405 Tesla, Inc.
a
38,152,428
50,451 TJX Companies, Inc. 3,056,322
4,814 Tractor Supply Company 1,123,443
2,289 Ulta Beauty, Inc.
a
911,526
7,978 Under Armour, Inc., Class A
a
135,786
9,096 Under Armour, Inc., Class C
a
141,534
13,652 VF Corporation 776,253
2,495 Whirlpool Corporation 431,086
4,451 Wynn Resorts, Ltd.
a
354,923
12,223 Yum! Brands, Inc. 1,448,792
Total 201,628,791
Consumer Staples (6.0%)
77,108 Altria Group, Inc. 4,028,893
23,665 Archer-Daniels-Midland Company 2,136,003
7,729 Brown-Forman Corporation 517,998
8,550 Campbell Soup Company 381,074
10,235 Church & Dwight Company, Inc. 1,017,154
5,205 Clorox Company 723,651
164,414 Coca-Cola Company 10,193,668
35,647 Colgate-Palmolive Company 2,703,112
20,288 Conagra Brands, Inc. 681,068
6,950 Constellation Brands, Inc. 1,600,724
18,754 Costco Wholesale Corporation 10,799,491
9,830 Estee Lauder Companies, Inc. 2,676,906
25,512 General Mills, Inc. 1,727,673
6,149 Hershey Company 1,332,058
11,932 Hormel Foods Corporation 614,975
4,583 J.M. Smucker Company 620,584
10,820 Kellogg Company 697,782
14,244 Kimberly-Clark Corporation 1,754,291
30,026 Kraft Heinz Company 1,182,724
28,298 Kroger Company 1,623,456
6,141 Lamb Weston Holdings, Inc. 367,907
10,562 McCormick & Company, Inc. 1,054,088
7,968 Molson Coors Beverage Company 425,332
58,717 Mondelez International, Inc. 3,686,253
15,889 Monster Beverage Corporation
a
1,269,531
58,511 PepsiCo, Inc. 9,793,571
65,547 Philip Morris International, Inc. 6,157,485
101,380 Procter & Gamble Company 15,490,864
21,462 Sysco Corporation 1,752,372
12,369 Tyson Foods, Inc. 1,108,633
30,304 Walgreens Boots Alliance, Inc. 1,356,710
59,831 Walmart, Inc. 8,910,033
Total 98,386,064

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Energy (3.8%)
15,364 APA Corporation $ 634,994
38,304 Baker Hughes Company 1,394,649
81,528 Chevron Corporation 13,275,204
55,076 ConocoPhillips 5,507,600
34,409 Coterra Energy, Inc. 928,011
26,628 Devon Energy Corporation 1,574,514
7,203 Diamondback Energy, Inc. 987,387
24,745 EOG Resources, Inc. 2,950,346
179,051 Exxon Mobil Corporation 14,787,822
38,003 Halliburton Company 1,439,174
11,658 Hess Corporation 1,247,872
82,473 Kinder Morgan, Inc. 1,559,565
32,927 Marathon Oil Corporation 826,797
24,488 Marathon Petroleum Corporation 2,093,724
37,526 Occidental Petroleum Corporation 2,129,225
18,860 ONEOK, Inc. 1,332,082
19,787 Phillips 66 1,709,399
9,602 Pioneer Natural Resources
Company 2,400,788
59,353 Schlumberger, Ltd. 2,451,872
17,291 Valero Energy Corporation 1,755,728
51,387 Williams Companies, Inc. 1,716,840
Total 62,703,593
Financials (11.0%)
25,374 Aflac, Inc. 1,633,832
11,867 Allstate Corporation 1,643,698
26,014 American Express Company 4,864,618
35,116 American International Group, Inc. 2,204,231
4,690 Ameriprise Financial, Inc. 1,408,688
9,085 Aon plc 2,958,349
8,816 Arthur J. Gallagher & Company 1,539,274
2,410 Assurant, Inc. 438,210
300,640 Bank of America Corporation 12,392,381
31,289 Bank of New York Mellon
Corporation 1,552,873
77,455 Berkshire Hathaway, Inc.
a
27,334,644
6,030 BlackRock, Inc. 4,607,945
9,917 Brown & Brown, Inc. 716,702
17,505 Capital One Financial Corporation 2,298,231
4,510 Cboe Global Markets, Inc. 516,034
63,583 Charles Schwab Corporation 5,360,683
18,217 Chubb, Ltd. 3,896,616
6,338 Cincinnati Financial Corporation 861,715
83,927 Citigroup, Inc. 4,481,702
18,025 Citizens Financial Group, Inc. 817,073
15,200 CME Group, Inc. 3,615,472
5,527 Comerica, Inc. 499,807
12,180 Discover Financial Services 1,342,114
1,665 Everest Re Group, Ltd. 501,798
1,599 FactSet Research Systems, Inc. 694,206
28,918 Fifth Third Bancorp 1,244,631
7,582 First Republic Bank 1,229,042
11,892 Franklin Resources, Inc. 332,025
3,929 Global Life, Inc. 395,257
14,357 Goldman Sachs Group, Inc. 4,739,246
14,164 Hartford Financial Services Group,
Inc. 1,017,117
60,807 Huntington Bancshares, Inc. 888,998
23,763 Intercontinental Exchange, Inc. 3,139,568
14,434 Invesco, Ltd. 332,848
124,988 J.P. Morgan Chase & Company 17,038,364
39,284 KeyCorp 879,176
7,045 Lincoln National Corporation 460,461
8,293 Loews Corporation 537,552
Shares Common Stock (99.2%) Value
Financials (11.0%) - continued
5,443 M&T Bank Corporation $ 922,589
1,608 MarketAxess Holdings, Inc. 547,042
21,354 Marsh & McLennan Companies,
Inc. 3,639,149
29,676 MetLife, Inc. 2,085,629
6,840 Moody's Corporation 2,307,884
59,955 Morgan Stanley 5,240,067
3,437 MSCI, Inc. 1,728,399
4,951 Nasdaq, Inc. 882,268
8,787 Northern Trust Corporation 1,023,246
18,098 People's United Financial, Inc. 361,779
17,763 PNC Financial Services Group,
Inc. 3,276,385
10,275 Principal Financial Group, Inc. 754,288
24,716 Progressive Corporation 2,817,377
15,987 Prudential Financial, Inc. 1,889,184
7,902 Raymond James Financial, Inc. 868,509
39,840 Regions Financial Corporation 886,838
14,980 S&P Global, Inc. 6,144,496
2,653 Signature Bank 778,629
15,479 State Street Corporation 1,348,530
2,485 SVB Financial Group
a
1,390,233
22,046 Synchrony Financial 767,421
9,694 T. Rowe Price Group, Inc. 1,465,636
10,201 Travelers Companies, Inc. 1,864,029
56,457 Truist Financial Corporation 3,201,112
57,114 U.S. Bancorp 3,035,609
8,860 W.R. Berkley Corporation 589,987
164,343 Wells Fargo & Company 7,964,062
5,162 Willis Towers Watson plc 1,219,368
6,413 Zions Bancorporation NA 420,436
Total 179,835,362
Health Care (13.5%)
74,786 Abbott Laboratories 8,851,671
74,769 AbbVie, Inc. 12,120,803
1,925 ABIOMED, Inc.
a
637,637
12,703 Agilent Technologies, Inc. 1,680,988
3,101 Align Technology, Inc.
a
1,352,036
6,368 AmerisourceBergen Corporation 985,193
23,822 Amgen, Inc. 5,760,636
10,265 Anthem, Inc. 5,042,373
21,176 Baxter International, Inc. 1,641,987
12,044 Becton, Dickinson and Company 3,203,704
6,213 Biogen, Inc.
a
1,308,458
914 Bio-Rad Laboratories, Inc.
a
514,792
1,662 Bio-Techne Corporation 719,713
60,267 Boston Scientific Corporation
a
2,669,225
92,187 Bristol-Myers Squibb Company 6,732,417
11,718 Cardinal Health, Inc. 664,411
7,575 Catalent, Inc.
a
840,068
24,678 Centene Corporation
a
2,077,641
12,444 Cerner Corporation 1,164,261
2,134 Charles River Laboratories
International, Inc.
a
605,992
13,658 Cigna Holding Company 3,272,593
2,085 Cooper Companies, Inc. 870,675
55,510 CVS Health Corporation 5,618,167
26,913 Danaher Corporation 7,894,390
2,607 DaVita, Inc.
a
294,878
9,246 Dentsply Sirona, Inc. 455,088
4,099 DexCom, Inc.
a
2,097,048
26,405 Edwards Lifesciences Corporation
a
3,108,397
33,580 Eli Lilly and Company 9,616,305
53,052 Gilead Sciences, Inc. 3,153,941

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Health Care (13.5%) - continued
10,129 HCA Healthcare, Inc. $ 2,538,530
5,865 Henry Schein, Inc.
a
511,369
10,573 Hologic, Inc.
a
812,218
5,436 Humana, Inc. 2,365,584
3,586 IDEXX Laboratories, Inc.
a
1,961,757
6,610 Illumina, Inc.
a
2,309,534
7,956 Incyte Corporation
a
631,866
15,130 Intuitive Surgical, Inc.
a
4,564,418
8,080 IQVIA Holding, Inc.
a
1,868,177
111,341 Johnson & Johnson 19,732,965
3,937 Laboratory Corporation of America
Holdings
a
1,038,029
6,335 McKesson Corporation 1,939,334
56,866 Medtronic plc 6,309,283
106,830 Merck & Company, Inc. 8,765,402
972 Mettler-Toledo International, Inc.
a
1,334,741
14,919 Moderna, Inc.
a
2,569,947
2,470 Molina Healthcare, Inc.
a
823,967
10,723 Organon & Company 374,554
5,337 PerkinElmer, Inc. 931,093
237,386 Pfizer, Inc. 12,289,473
5,033 Quest Diagnostics, Inc. 688,816
4,513 Regeneron Pharmaceuticals, Inc.
a
3,151,970
6,185 ResMed, Inc. 1,499,924
4,235 STERIS plc 1,023,896
14,200 Stryker Corporation 3,796,370
1,981 Teleflex, Inc. 702,918
16,666 Thermo Fisher Scientific, Inc. 9,843,773
39,834 UnitedHealth Group, Inc. 20,314,145
3,092 Universal Health Services, Inc. 448,185
10,767 Vertex Pharmaceuticals, Inc.
a
2,809,864
51,149 Viatris, Inc. 556,501
2,581 Waters Corporation
a
801,117
3,133 West Pharmaceutical Services,
Inc. 1,286,754
8,835 Zimmer Biomet Holdings, Inc. 1,129,997
20,010 Zoetis, Inc. 3,773,686
Total 220,455,645
Industrials (8.3%)
24,154 3M Company 3,596,048
5,558 A.O. Smith Corporation 355,101
5,325 Alaska Air Group, Inc.
a
308,903
3,794 Allegion plc 416,505
27,394 American Airlines Group, Inc.
a,b
499,940
9,783 AMETEK, Inc. 1,302,900
23,178 Boeing Company
a
4,438,587
5,498 C.H. Robinson Worldwide, Inc. 592,190
36,182 Carrier Global Corporation 1,659,668
22,878 Caterpillar, Inc. 5,097,676
3,729 Cintas Corporation 1,586,279
9,028 Copart, Inc.
a
1,132,743
30,748 Corteva, Inc. 1,767,395
93,806 CSX Corporation 3,513,035
6,024 Cummins, Inc. 1,235,583
11,862 Deere & Company 4,928,187
27,068 Delta Air Lines, Inc.
a
1,071,081
6,090 Dover Corporation 955,521
16,858 Eaton Corporation plc 2,558,370
25,122 Emerson Electric Company 2,463,212
5,160 Equifax, Inc. 1,223,436
7,165 Expeditors International of
Washington, Inc. 739,141
24,342 Fastenal Company 1,445,915
10,310 FedEx Corporation 2,385,631
Shares Common Stock (99.2%) Value
Industrials (8.3%) - continued
15,165 Fortive Corporation $ 924,003
5,741 Fortune Brands Home and
Security, Inc. 426,441
2,668 Generac Holdings, Inc.
a
793,090
9,748 General Dynamics Corporation 2,351,023
46,494 General Electric Company 4,254,201
29,005 Honeywell International, Inc. 5,643,793
16,051 Howmet Aerospace, Inc. 576,873
1,694 Huntington Ingalls Industries, Inc. 337,851
3,216 IDEX Corporation 616,604
12,080 Illinois Tool Works, Inc. 2,529,552
17,238 Ingersoll - Rand, Inc. 867,933
5,465 Jacobs Engineering Group, Inc. 753,132
3,553 JB Hunt Transport Services, Inc. 713,407
29,716 Johnson Controls International plc 1,948,478
8,299 L3Harris Technologies, Inc. 2,062,053
21,678 Linde plc 6,924,604
10,251 Lockheed Martin Corporation 4,524,791
10,147 Masco Corporation 517,497
15,175 Nielsen Holdings plc 413,367
2,289 Nordson Corporation 519,786
10,141 Norfolk Southern Corporation 2,892,416
6,206 Northrop Grumman Corporation 2,775,447
3,940 Old Dominion Freight Line, Inc. 1,176,799
17,973 Otis Worldwide Corporation 1,383,022
14,688 PACCAR, Inc. 1,293,572
5,434 Parker-Hannifin Corporation 1,541,952
6,999 Pentair plc 379,416
6,027 Quanta Services, Inc. 793,213
63,115 Raytheon Technologies
Corporation 6,252,803
8,833 Republic Services, Inc. 1,170,372
4,631 Robert Half International, Inc. 528,768
4,914 Rockwell Automation, Inc. 1,376,067
9,573 Rollins, Inc. 335,534
4,461 Roper Industries, Inc. 2,106,618
2,260 Snap-On, Inc. 464,385
25,052 Southwest Airlines Company
a
1,147,382
6,895 Stanley Black & Decker, Inc. 963,852
1,973 Teledyne Technologies, Inc.
a
932,499
9,322 Textron, Inc. 693,370
9,877 Trane Technologies plc 1,508,218
2,228 TransDigm Group, Inc.
a
1,451,631
26,936 Union Pacific Corporation 7,359,185
13,695 United Airlines Holdings, Inc.
a
634,900
30,838 United Parcel Service, Inc. 6,613,517
3,063 United Rentals, Inc.
a
1,088,008
6,816 Verisk Analytics, Inc. 1,462,918
1,830 W.W. Grainger, Inc. 943,896
7,901 Wabtec Corporation 759,839
16,277 Waste Management, Inc. 2,579,905
7,627 Xylem, Inc. 650,278
Total 136,231,308
Information Technology (27.8%)
26,729 Accenture plc 9,013,821
19,950 Adobe, Inc.
a
9,089,619
69,141 Advanced Micro Devices, Inc.
a
7,559,877
6,872 Akamai Technologies, Inc.
a
820,448
25,331 Amphenol Corporation 1,908,691
22,218 Analog Devices, Inc. 3,669,969
3,690 ANSYS, Inc.
a
1,172,128
655,691 Apple, Inc. 114,490,206
37,556 Applied Materials, Inc. 4,949,881
9,487 Arista Networks, Inc.
a
1,318,503

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Information Technology (27.8%) - continued
9,303 Autodesk, Inc.
a
$ 1,994,098
17,765 Automatic Data Processing, Inc. 4,042,248
17,462 Broadcom, Inc. 10,995,472
4,939 Broadridge Financial Solutions,
Inc. 769,052
11,721 Cadence Design Systems, Inc.
a
1,927,636
5,740 CDW Corporation 1,026,829
5,786 Ceridian HCM Holding, Inc.
a
395,531
178,376 Cisco Systems, Inc. 9,946,246
5,275 Citrix Systems, Inc. 532,247
22,215 Cognizant Technology Solutions
Corporation 1,992,019
31,593 Corning, Inc. 1,166,098
10,340 DXC Technology Company
a
337,394
5,665 Enphase Energy, Inc.
a
1,143,084
2,399 EPAM Systems, Inc.
a
711,567
2,569 F5, Inc.
a
536,793
25,754 Fidelity National Information
Services, Inc. 2,586,217
25,131 Fiserv, Inc.
a
2,548,283
3,434 FLEETCOR Technologies, Inc.
a
855,272
5,739 Fortinet, Inc.
a
1,961,246
3,478 Gartner, Inc.
a
1,034,566
12,043 Global Payments, Inc. 1,647,964
54,704 Hewlett Packard Enterprise
Company 914,104
45,792 HP, Inc. 1,662,250
172,218 Intel Corporation 8,535,124
37,929 International Business Machines
Corporation 4,931,529
11,976 Intuit, Inc. 5,758,540
1,511 IPG Photonics Corporation
a
165,847
3,080 Jack Henry & Associates, Inc. 606,914
13,753 Juniper Networks, Inc. 511,061
7,741 Keysight Technologies, Inc.
a
1,222,846
6,374 KLA-Tencor Corporation 2,333,266
5,900 Lam Research Corporation 3,171,899
5,935 Leidos Holdings, Inc. 641,099
36,501 Mastercard, Inc. 13,044,727
23,515 Microchip Technology, Inc. 1,766,917
47,359 Micron Technology, Inc. 3,688,792
317,066 Microsoft Corporation 97,754,618
1,832 Monolithic Power Systems, Inc. 889,766
7,143 Motorola Solutions, Inc. 1,730,035
9,401 NetApp, Inc. 780,283
24,609 NortonLifeLock, Inc. 652,631
105,733 NVIDIA Corporation 28,850,306
11,247 NXP Semiconductors NV 2,081,595
66,636 Oracle Corporation 5,512,796
13,579 Paychex, Inc. 1,853,126
2,036 Paycom Software, Inc.
a
705,230
49,272 PayPal Holdings, Inc.
a
5,698,307
4,452 PTC, Inc.
a
479,569
4,586 Qorvo, Inc.
a
569,123
47,664 QUALCOMM, Inc. 7,284,012
41,659 Salesforce.com, Inc.
a
8,845,039
8,517 Seagate Technology Holdings plc 765,678
8,459 ServiceNow, Inc.
a
4,710,732
6,936 Skyworks Solutions, Inc. 924,430
2,221 SolarEdge Technologies, Inc.
a
715,984
6,489 Synopsys, Inc.
a
2,162,589
13,770 TE Connectivity, Ltd. 1,803,595
6,894 Teradyne, Inc. 815,078
39,060 Texas Instruments, Inc. 7,166,729
10,616 Trimble, Inc.
a
765,838
Shares Common Stock (99.2%) Value
Information Technology (27.8%) - continued
1,733 Tyler Technologies, Inc.
a
$ 770,994
4,087 VeriSign, Inc.
a
909,194
70,140 Visa, Inc. 15,554,948
13,234 Western Digital Corporation
a
657,068
2,245 Zebra Technologies Corporation
a
928,756
Total 453,435,969
Materials (2.1%)
9,377 Air Products and Chemicals, Inc. 2,343,406
4,947 Albemarle Corporation 1,094,029
64,020 Amcor plc 725,347
3,502 Avery Dennison Corporation 609,243
13,699 Ball Corporation 1,232,910
4,569 Celanese Corporation 652,773
9,071 CF Industries Holdings, Inc. 934,857
31,117 Dow, Inc. 1,982,775
21,692 DuPont de Nemours, Inc. 1,596,097
5,456 Eastman Chemical Company 611,399
10,544 Ecolab, Inc. 1,861,649
5,361 FMC Corporation 705,347
62,089 Freeport-McMoRan, Inc. 3,088,307
10,766 International Flavors & Fragrances,
Inc. 1,413,899
16,379 International Paper Company 755,891
11,119 LyondellBasell Industries NV 1,143,255
2,638 Martin Marietta Materials, Inc. 1,015,340
15,666 Mosaic Company 1,041,789
33,726 Newmont Corporation 2,679,531
11,504 Nucor Corporation 1,710,070
4,017 Packaging Corporation of America 627,094
10,040 PPG Industries, Inc. 1,315,943
6,266 Sealed Air Corporation 419,571
10,202 Sherwin-Williams Company 2,546,623
5,613 Vulcan Materials Company 1,031,108
11,132 WestRock Company 523,538
Total 33,661,791
Real Estate (2.7%)
6,156 Alexandria Real Estate Equities,
Inc. 1,238,895
19,261 American Tower Corporation 4,838,748
5,911 AvalonBay Communities, Inc. 1,468,115
6,012 Boston Properties, Inc. 774,346
14,154 CBRE Group, Inc.
a
1,295,374
18,279 Crown Castle International
Corporation 3,374,303
12,002 Digital Realty Trust, Inc. 1,701,884
16,107 Duke Realty Corporation 935,172
3,808 Equinix, Inc. 2,824,089
14,453 Equity Residential 1,299,614
2,760 Essex Property Trust, Inc. 953,525
5,663 Extra Space Storage, Inc. 1,164,313
2,992 Federal Realty Investment Trust 365,233
22,809 Healthpeak Properties, Inc. 783,033
30,199 Host Hotels & Resorts, Inc. 586,767
12,246 Iron Mountain, Inc. 678,551
26,080 Kimco Realty Corporation 644,176
4,878 Mid-America Apartment
Communities, Inc. 1,021,697
31,297 Prologis, Inc. 5,053,839
6,452 Public Storage, Inc. 2,518,087
23,928 Realty Income Corporation 1,658,210
6,517 Regency Centers Corporation 464,923
4,601 SBA Communications Corporation 1,583,204
13,898 Simon Property Group, Inc. 1,828,421

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Real Estate (2.7%) - continued
12,648 UDR, Inc. $ 725,616
16,882 Ventas, Inc. 1,042,632
6,724 Vornado Realty Trust 304,732
18,409 Welltower, Inc. 1,769,841
31,606 Weyerhaeuser Company 1,197,867
Total 44,095,207
Utilities (2.7%)
28,197 AES Corporation 725,509
10,589 Alliant Energy Corporation 661,601
10,895 Ameren Corporation 1,021,515
21,301 American Electric Power
Company, Inc. 2,125,201
7,678 American Water Works Company,
Inc. 1,270,939
5,728 Atmos Energy Corporation 684,439
26,597 CenterPoint Energy, Inc. 814,932
12,255 CMS Energy Corporation 857,115
14,961 Consolidated Edison, Inc. 1,416,508
13,809 Constellation Energy Corporation 776,756
34,257 Dominion Energy, Inc. 2,910,817
8,194 DTE Energy Company 1,083,329
32,533 Duke Energy Corporation 3,632,635
16,068 Edison International, Inc. 1,126,367
8,500 Entergy Corporation 992,375
9,698 Evergy, Inc. 662,761
14,541 Eversource Energy 1,282,371
41,426 Exelon Corporation 1,973,120
24,115 FirstEnergy Corporation 1,105,914
82,985 NextEra Energy, Inc. 7,029,659
16,609 NiSource, Inc. 528,166
10,355 NRG Energy, Inc. 397,218
4,771 Pinnacle West Capital Corporation 372,615
31,750 PPL Corporation 906,780
21,386 Public Service Enterprise Group,
Inc. 1,497,020
13,506 Sempra Energy 2,270,629
44,822 Southern Company 3,250,043
13,341 WEC Energy Group, Inc. 1,331,565
22,782 Xcel Energy, Inc. 1,644,177
Total 44,352,076
Total Common Stock
(cost $600,065,402) 1,619,318,981
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
1,018,060 Thrivent Cash Management Trust 1,018,060
Total Collateral Held for
Securities Loaned
(cost $1,018,060) 1,018,060
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.134%, 4/6/2022
c,d
799,981
Shares or
Principal
Amount Short-Term Investments (0.8%) Value
Thrivent Core Short-Term Reserve
Fund
1,180,559 0.660% $ 11,805,590
Total Short-Term Investments
(cost $12,605,575) 12,605,571
Total Investments (cost
$613,689,037) 100.0% $1,632,942,612
Other Assets and Liabilities, Net
(<0.1%) (752,534)
Total Net Assets 100.0% $1,632,190,078
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 1,005,035
Total lending $1,005,035
Gross amount payable upon return of
collateral for securities loaned $1,018,060
Net amounts due to counterparty $13,025

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 144,533,175 144,533,175 – –
Consumer Discretionary 201,628,791 201,628,791 – –
Consumer Staples 98,386,064 98,386,064 – –
Energy 62,703,593 62,703,593 – –
Financials 179,835,362 179,835,362 – –
Health Care 220,455,645 220,455,645 – –
Industrials 136,231,308 136,231,308 – –
Information Technology 453,435,969 453,435,969 – –
Materials 33,661,791 33,661,791 – –
Real Estate 44,095,207 44,095,207 – –
Utilities 44,352,076 44,352,076 – –
Short-Term Investments 799,981 – 799,981 –
Subtotal Investments in Securities $1,620,118,962 $1,619,318,981 $799,981 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,805,590
Collateral Held for Securities Loaned 1,018,060
Subtotal Other Investments $12,823,650
Total Investments at Value $1,632,942,612
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 683,828 683,828 – –
Total Asset Derivatives $683,828 $683,828 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $799,981 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 58 June 2022 $ 12,455,347 $ 683,828
Total Futures Long Contracts $ 12,455,347 $ 683,828
Total Futures Contracts $ 12,455,347 $683,828

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $10,576 $22,064 $20,834 $11,806 1,181 0.8%
Total Affiliated Short-Term Investments 10,576 11,806 0.8
8Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 656 8,435 8,073 1,018 1,018 <0.1
Total Collateral Held for Securities Loaned 656 1,018 <0.1
Total Value $11,232 $12,824
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (5.8%)
13,719 Alphabet, Inc., Class C
a
$ 38,317,030
968,368 Comcast Corporation 45,338,990
693,558 Discovery, Inc., Class A
a,b
17,283,465
965,558 Verizon Communications, Inc. 49,185,524
Total 150,125,009
Consumer Discretionary (6.4%)
143,395 Aptiv plc
a
17,165,815
13,426 AutoZone, Inc.
a
27,450,531
203,021 D.R. Horton, Inc. 15,127,095
750,575 Ford Motor Company 12,692,223
267,900 Lowe's Companies, Inc. 54,166,701
56,782 Mohawk Industries, Inc.
a
7,052,324
312,198 Sony Group Corporation ADR 32,065,857
Total 165,720,546
Consumer Staples (6.5%)
84,819 Kimberly-Clark Corporation 10,446,308
348,584 Lamb Weston Holdings, Inc. 20,883,667
567,175 Philip Morris International, Inc. 53,280,420
260,440 Sysco Corporation 21,264,926
415,222 Walmart, Inc. 61,834,860
Total 167,710,181
Energy (8.0%)
727,540 BP plc ADR 21,389,676
435,772 ConocoPhillips 43,577,200
551,887 Devon Energy Corporation 32,633,078
1,299,986 Enterprise Products Partners, LP 33,552,639
387,739 Halliburton Company 14,683,676
253,011 Marathon Petroleum Corporation 21,632,440
149,492 Pioneer Natural Resources
Company 37,377,485
Total 204,846,194
Financials (20.6%)
1,486,456 Bank of America Corporation 61,271,716
162,089 Capital One Financial Corporation 21,280,665
382,236 Charles Schwab Corporation 32,226,317
210,843 Chubb, Ltd. 45,099,318
297,548 Comerica, Inc. 26,907,266
144,029 Discover Financial Services 15,870,555
606,185 Equitable Holdings, Inc. 18,737,178
388,618 J.P. Morgan Chase & Company 52,976,406
161,622 M&T Bank Corporation 27,394,929
96,940 Marsh & McLennan Companies,
Inc. 16,520,515
493,237 Morgan Stanley 43,108,914
235,838 Raymond James Financial, Inc. 25,920,955
319,677 State Street Corporation 27,850,260
509,774 Truist Financial Corporation 28,904,186
938,033 Wells Fargo & Company 45,457,079
190,809 Zions Bancorporation NA 12,509,438
55,409 Zurich Insurance Group AG 27,366,502
Total 529,402,199
Health Care (15.8%)
150,987 AbbVie, Inc. 24,476,503
91,195 Anthem, Inc. 44,796,808
440,977 AstraZeneca plc ADR 29,254,414
92,787 Biogen, Inc.
a
19,540,942
277,665 Centene Corporation
a
23,376,616
131,192 Cigna Holding Company 31,434,915
206,787 CVS Health Corporation 20,928,912
Shares Common Stock (98.0%) Value
Health Care (15.8%) - continued
205,583 Gilead Sciences, Inc. $ 12,221,909
338,270 GlaxoSmithKline plc ADR 14,735,041
126,711 HCA Healthcare, Inc. 31,756,311
313,593 Johnson & Johnson 55,578,088
373,868 Medtronic plc 41,480,655
449,703 Merck & Company, Inc. 36,898,131
157,237 Zimmer Biomet Holdings, Inc. 20,110,612
Total 406,589,857
Industrials (12.1%)
128,499 Carlisle Companies, Inc. 31,600,474
151,039 Crane Company 16,354,503
634,805 CSX Corporation 23,773,447
701,056 Delta Air Lines, Inc.
a
27,740,786
143,012 General Dynamics Corporation 34,491,634
409,219 Johnson Controls International plc 26,832,490
126,690 L3Harris Technologies, Inc. 31,478,664
85,359 Parker-Hannifin Corporation 24,221,470
258,719 Raytheon Technologies
Corporation 25,631,292
232,346 United Parcel Service, Inc. 49,828,923
51,463 United Rentals, Inc.
a
18,280,172
Total 310,233,855
Information Technology (11.0%)
1,212,876 Cisco Systems, Inc. 67,629,966
330,401 Fidelity National Information
Services, Inc. 33,178,869
198,004 Microsoft Corporation 61,046,613
238,343 QUALCOMM, Inc. 36,423,577
729,660 Samsung Electronics Company,
Ltd. 41,753,322
1,511,415 Telefonaktiebolaget LM Ericsson
ADR 13,814,333
155,796 Texas Instruments, Inc. 28,585,450
Total 282,432,130
Materials (4.9%)
717,234 Axalta Coating Systems, Ltd.
a
17,629,612
357,923 CF Industries Holdings, Inc. 36,887,544
162,535 Eastman Chemical Company 18,213,672
156,441 LyondellBasell Industries NV 16,085,264
246,358 Nucor Corporation 36,621,117
Total 125,437,209
Real Estate (2.8%)
298,380 American Campus Communities,
Inc. 16,700,329
66,982 AvalonBay Communities, Inc. 16,636,319
172,389 CBRE Group, Inc.
a
15,777,041
1,152,699 Host Hotels & Resorts, Inc. 22,396,942
Total 71,510,631
Utilities (4.1%)
327,099 Constellation Energy Corporation 18,399,319
260,887 Duke Energy Corporation 29,130,642
259,607 Entergy Corporation 30,309,117
611,774 Exelon Corporation 29,138,796
Total 106,977,874
Total Common Stock
(cost $1,637,709,891) 2,520,985,685

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
17,280,375 Thrivent Cash Management Trust $ 17,280,375
Total Collateral Held for
Securities Loaned
(cost $17,280,375) 17,280,375
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
4,684,252 0.660% 46,842,516
Total Short-Term Investments
(cost $46,832,410) 46,842,516
Total Investments (cost
$1,701,822,676) 100.5% $2,585,108,576
Other Assets and Liabilities, Net
(0.5%) (14,072,931)
Total Net Assets 100.0% $2,571,035,645
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 16,404,836
Total lending $16,404,836
Gross amount payable upon return of
collateral for securities loaned $17,280,375
Net amounts due to counterparty $875,539
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 150,125,009 150,125,009 – –
Consumer Discretionary 165,720,546 165,720,546 – –
Consumer Staples 167,710,181 167,710,181 – –
Energy 204,846,194 204,846,194 – –
Financials 529,402,199 502,035,697 27,366,502 –
Health Care 406,589,857 406,589,857 – –
Industrials 310,233,855 310,233,855 – –
Information Technology 282,432,130 240,678,808 41,753,322 –
Materials 125,437,209 125,437,209 – –
Real Estate 71,510,631 71,510,631 – –
Utilities 106,977,874 106,977,874 – –
Subtotal Investments in Securities $2,520,985,685 $2,451,865,861 $69,119,824 $–
Other Investments  * Total
Affiliated Short-Term Investments 46,842,516
Collateral Held for Securities Loaned 17,280,375
Subtotal Other Investments $64,122,891
Total Investments at Value $2,585,108,576
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $32,435 $70,201 $55,793 $46,843 4,684 1.8%
Total Affiliated Short-Term Investments 32,435 46,843 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,921 80,204 84,845 17,280 17,280 0.7
Total Collateral Held for Securities Loaned 21,921 17,280 0.7
Total Value $54,356 $64,123
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $37
Total Income/Non Income Cash from Affiliated
Investments $37
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.0% ) Value
Asset-Backed Securities (15.0%)
510 Asset Backed Trust
$ 2,382,346
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,278,526
3,251,912
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
3,112,037
Affirm Asset Securitization Trust
3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
2,984,240
Ares XL CLO, Ltd.
3,000,000
1.641%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,973,276
Arkansas Student Loan Auth.
2,783,002
1.423%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,785,782
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,276,683
Benefit Street Partners CLO II, Ltd.
3,000,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,984,748
BHG Securitization Trust
3,761,950
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
3,661,853
CarVal CLO II, Ltd.
5,150,000
1.364%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
5,108,197
Colony American Finance, Ltd.
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,838,445
Commonbond Student Loan Trust
368,955
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
368,450
913,873
0.957%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
906,310
Conn's Receivables Funding
104,052
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
103,950
CoreVest American Finance Trust
787,069
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
788,718
Dewolf Park CLO, Ltd.
1,500,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
1,491,622
Education Funding Trust
1,832,405
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,782,309
Flatiron CLO, Ltd.
3,500,000
1.956%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,453,877
Galaxy XXIII CLO, Ltd.
3,800,000
1.609%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,758,485
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,461,894
Principal
Amount Long-Term Fixed Income (97.0%) Value
Asset-Backed Securities (15.0%) - continued
$ 5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
$ 4,784,440
Goldentree Loan Management,
Ltd.
2,000,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
1,994,390
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.599%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
2,971,464
Goldman Home Improvement Trust
2,433,769
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
2,323,423
Lendingpoint Asset Securitization
Trust
1,749,799
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
1,738,903
LHOME Mortgage Trust
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,910,583
Longfellow Place CLO, Ltd.
6,700,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,652,437
Madison Park Funding XI, Ltd.
2,000,000
1.709%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
1,988,844
Madison Park Funding XXV, Ltd.
5,000,000
1.908%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
4,998,195
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,736,764
National Collegiate Trust
874,662
0.752%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
856,663
Navient Student Loan Trust
1,013,417
1.057%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,013,417
Nelnet Student Loan Trust
1,600,000
1.479%,  (LIBOR 1M +
1.030%), 4/20/2022, Ser.
2021-A, Class A2
a,c
1,577,345
New Hampshire Higher Education
Loan Corporation
3,063,211
1.657%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,050,131
OCP CLO
2,500,000
1.791%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
2,473,422
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,247,916

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Asset-Backed Securities (15.0%) - continued
OSD CLO 2021-23, Ltd.
$ 2,000,000
2.485%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
$ 1,964,048
OZLM VIII, Ltd.
2,000,000
1.891%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,980,584
Progress Residential Trust
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,913,257
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,782,768
SLM Student Loan Trust
2,190,059
0.857%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,141,146
SoFi Consumer Loan Program
Trust
41,076
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
41,097
SoFi Professional Loan Program,
LLC
40,222
1.307%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
40,228
Sound Point CLO XIV, Ltd.
4,500,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,477,959
Sound Point CLO XV, Ltd.
6,000,000
1.759%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,953,992
Stratus CLO 2020-1, Ltd.
2,000,000
1.491%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
1,974,700
Toorak Mortgage Corporation, Ltd.
2,971,774
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,893,099
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,839,185
TRK Trust
1,932,468
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,836,006
Upstart Securitization Trust
602,480
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
601,189
1,117,089
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
1,106,846
2,175,840
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
2,138,153
4,011,688
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
3,939,590
VCAT Asset Securitization, LLC
2,008,035
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,954,102
Principal
Amount Long-Term Fixed Income (97.0%) Value
Asset-Backed Securities (15.0%) - continued
Wind River CLO, Ltd.
$ 3,000,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
$ 2,986,671
Total 136,002,359
Basic Materials (1.7%)
Anglo American Capital plc
1,250,000 4.875%,  5/14/2025
a
1,293,027
Ecolab, Inc.
500,000 1.650%,  2/1/2027 469,468
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 670,671
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,946,700
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,504,950
1,000,000 4.625%,  4/29/2024
a
1,023,803
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,044,575
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 998,711
Mosaic Company
650,000 3.250%,  11/15/2022 654,385
Nucor Corporation
800,000 2.000%,  6/1/2025 774,387
Southern Copper Corporation
1,750,000 3.875%,  4/23/2025 1,776,442
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 749,169
Syngenta Finance NV
2,800,000 4.892%,  4/24/2025
a
2,850,206
Total 15,756,494
Capital Goods (1.8%)
Boeing Company
475,000 1.950%,  2/1/2024 464,406
2,350,000 4.875%,  5/1/2025 2,424,424
1,750,000 2.196%,  2/4/2026 1,654,479
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,009,460
Howmet Aerospace, Inc.
1,250,000 6.875%,  5/1/2025 1,357,374
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 707,477
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 2,102,033
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,192,551
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,236,715
1,250,000 0.875%,  11/15/2025 1,149,745
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 738,082
675,000 1.000%,  9/15/2025 626,259
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,034,959
Total 16,697,964

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Collateralized Mortgage Obligations (17.8%)
Affirm Asset Securitization Trust
$ 6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
$ 5,733,202
2,870,000
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
2,836,462
Angel Oak Mortgage Trust
2,879,644
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,799,599
Banc of America Funding Trust
355,972
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
365,105
478,036
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 473,640
Bear Stearns Adjustable Rate
Mortgage Trust
129,263
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
130,996
Bellemeade Re, Ltd.
2,484,662
1.849%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,481,353
BRAVO Residential Funding Trust
484,517
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
485,729
4,262,294
0.849%,  (SOFR30A +
0.750%), 4/25/2022, Ser.
2021-HE2, Class A1
a,c
4,245,410
Business Jet Securities, LLC
1,793,722
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,727,483
Cascade Funding Mortgage Trust
3,309,825
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
3,276,595
2,023,032
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,949,324
1,521,407
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,523,668
Cascade Funding Mortgage Trust,
LLC
2,223,081
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
2,206,163
1,692,443
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,673,977
CHNGE Mortgage Trust
2,140,287
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,085,481
2,992,363
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,951,874
CIM Trust
1,896,706
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,834,701
Citigroup Mortgage Loan Trust,
Inc.
729,713
2.765%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
718,772
COLT Mortgage Loan Trust
2,837,420
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,724,402
Countrywide Alternative Loan Trust
171,695
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 138,502
Principal
Amount Long-Term Fixed Income (97.0%) Value
Collateralized Mortgage Obligations (17.8%) -
continued
$ 199,591
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 $ 183,843
Credit Suisse Mortgage Capital
Certificates
3,470,013
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
3,318,806
Credit Suisse Mortgage Trust
3,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
2,916,015
3,045,040
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
2,980,576
Deephaven Residential Mortgage
Trust
2,954,613
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,829,607
2,784,646
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
2,660,764
Flagstar Mortgage Trust
1,900,653
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,833,603
Foundation Finance Trust
2,058,197
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,944,362
FWD Securitization Trust
1,178,188
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,174,595
GCAT Trust
2,559,930
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
2,468,160
GCT Commercial Mortgage Trust
2,000,000
1.647%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
1,963,716
GMAC Mortgage Corporation
Loan Trust
44,749
0.957%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
30,788
GS Mortgage-Backed Securities
Trust
1,634,538
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
1,642,731
229,208
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
229,429
606,691
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
593,478
GSAA Home Equity Trust
709,664
2.407%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
768,888
844,141
4.519%,  8/25/2034, Ser.
2004-10, Class M2
b
838,961
Homeward Opportunities Fund
Trust
4,480,612
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
4,376,483
J.P. Morgan Alternative Loan Trust
735,427
3.158%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
740,878
Legacy Mortgage Asset Trust
978,792
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
966,622

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Collateralized Mortgage Obligations (17.8%) -
continued
LHOME Mortgage Trust
$ 2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
$ 2,694,242
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,883,529
Mello Warehouse Securitization
Trust
4,000,000
1.357%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
3,966,296
MFRA Trust
2,819,427
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
2,782,689
Mortgage Equity Conversion Asset
Trust
1,932,649
2.010%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,777,009
1,957,674
2.020%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,747,502
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,895,953
1,924,714
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
1,884,301
Oak Street Investment
2,148,846
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,019,314
Oaktown Re, Ltd.
3,300,000
1.749%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
3,295,056
Onslow Bay Financial, LLC
2,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
2,441,099
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,449,886
Palmer Square Loan Funding, Ltd.
5,000,000
1.730%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
4,940,385
4,000,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
3,963,784
Preston Ridge Partners Mortgage
Trust, LLC
2,279,007
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,217,336
2,369,082
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,276,519
Pretium Mortgage Credit Partners,
LLC
2,844,663
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,693,196
1,484,578
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,428,614
Silver Hill Trust
2,039,978
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
1,997,067
Principal
Amount Long-Term Fixed Income (97.0%) Value
Collateralized Mortgage Obligations (17.8%) -
continued
Starwood Mortgage Residential
Trust
$ 1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
$ 1,584,455
138,771
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
138,601
Terwin Mortgage Trust
1,402,919
1.957%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,389,689
Toorak Mortgage Corporation, Ltd.
687,334
3.721%,  9/25/2022, Ser.
2019-2, Class A1 682,276
4,920,769
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
4,881,226
Towd Point Asset Trust 2021-SL1
2,648,232
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
2,516,759
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
934,336
TVC Mortgage Trust
3,575,741
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
3,573,324
Vericrest Opportunity Loan
Transferee
2,780,221
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,693,763
3,615,572
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,503,699
2,138,532
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
2,082,326
1,101,834
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,052,895
3,569,267
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,411,749
Verus Securitization Trust
1,704,617
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,628,701
Wachovia Asset Securitization, Inc.
228,399
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,d
223,124
Wachovia Mortgage Loan Trust,
LLC
100,898
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
c
102,866
ZH Trust
2,710,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
2,667,861
2,300,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
a
2,259,593
Total 161,505,763
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,871,169

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
GS Mortgage Securities Trust
$ 3,000,000
1.997%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
$ 2,962,377
Total 4,833,546
Communications Services (3.0%)
American Tower Corporation
750,000 3.375%,  5/15/2024 752,254
1,000,000 4.400%,  2/15/2026 1,026,382
500,000 1.450%,  9/15/2026 456,199
AT&T, Inc.
1,200,000 4.125%,  2/17/2026 1,246,932
Bell Canada
2,250,000 0.750%,  3/17/2024 2,169,282
British Sky Broadcasting Group
plc
503,000 3.750%,  9/16/2024
a
511,339
Charter Communications
Operating, LLC
650,000 4.500%,  2/1/2024 664,843
2,100,000 4.908%,  7/23/2025 2,177,723
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
517,847
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,001,171
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,052,342
Fox Corporation
440,000 3.050%,  4/7/2025 439,771
Magallanes, Inc.
700,000 3.428%,  3/15/2024
a
703,838
1,900,000 3.638%,  3/15/2025
a
1,911,544
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
946,457
1,000,000 1.450%,  5/5/2026
a
925,357
Netflix, Inc.
1,900,000 5.875%,  2/15/2025 2,025,970
Paramount Global
900,000 4.750%,  5/15/2025 935,019
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,627,748
1,000,000 7.625%,  2/15/2025 1,090,000
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 1,912,573
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,623,176
Total 26,717,767
Consumer Cyclical (5.2%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 498,189
BMW U.S. Capital, LLC
1,000,000 3.150%,  4/18/2024
a
1,005,134
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 776,198
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
870,759
1,000,000
1.151%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,004,238
Principal
Amount Long-Term Fixed Income (97.0%) Value
Consumer Cyclical (5.2%) - continued
$ 1,000,000 0.750%,  3/1/2024
a
$ 959,544
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,909,461
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,367,756
Ford Motor Credit Company, LLC
1,000,000
1.741%,  (LIBOR 3M +
1.235%), 2/15/2023
c
992,277
1,840,000 3.370%,  11/17/2023 1,837,258
1,250,000 3.810%,  1/9/2024 1,247,969
1,100,000 3.375%,  11/13/2025 1,075,189
General Motors Company
1,000,000 6.125%,  10/1/2025 1,073,521
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,203,038
1,900,000 3.950%,  4/13/2024 1,929,481
1,420,000 2.900%,  2/26/2025 1,387,014
925,000 2.750%,  6/20/2025 898,415
Home Depot, Inc.
1,000,000 2.875%,  4/15/2027 996,243
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
859,097
1,140,000 1.800%,  10/15/2025
a
1,064,734
750,000 1.650%,  9/17/2026
a
683,622
Hyundai Capital Services, Inc.
1,500,000 3.000%,  8/29/2022
a
1,504,070
750,000 1.250%,  2/8/2026
a
687,958
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,548,913
Lennar Corporation
550,000 5.875%,  11/15/2024 579,465
1,100,000 4.750%,  5/30/2025 1,139,173
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 2,053,527
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,161,794
1,000,000 5.750%,  5/1/2025 1,061,735
686,000 3.750%,  10/1/2025 684,478
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,070,364
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,861,756
Toll Brothers Finance Corporation
1,700,000 4.375%,  4/15/2023 1,717,174
Toyota Motor Credit Corporation
925,000 1.800%,  2/13/2025 897,956
875,000 0.800%,  10/16/2025 811,687
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
991,350
2,000,000 4.250%,  11/13/2023
a
2,037,250
Total 47,447,787
Consumer Non-Cyclical (5.3%)
AbbVie, Inc.
1,000,000 3.850%,  6/15/2024 1,019,555
1,920,000 3.600%,  5/14/2025 1,945,210
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 1,034,380
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,283,116

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Consumer Non-Cyclical (5.3%) - continued
Anthem, Inc.
$ 1,025,000 2.375%,  1/15/2025 $ 1,010,625
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,416,399
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,294,020
Boston Scientific Corporation
438,000 3.450%,  3/1/2024
e
443,167
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,131,218
Centene Corporation
2,000,000 4.250%,  12/15/2027 2,007,500
1,200,000 4.625%,  12/15/2029 1,209,708
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,005,876
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,194,002
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,798,168
Constellation Brands, Inc.
500,000 3.200%,  2/15/2023 504,933
CVS Health Corporation
241,000 4.100%,  3/25/2025 246,984
Gilead Sciences, Inc.
1,031,000 0.750%,  9/29/2023 1,006,895
GSK Consumer Healthcare Capital
UK plc
750,000 3.125%,  3/24/2025
a
747,666
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027
a
1,099,986
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,067,500
1,250,000 5.875%,  2/15/2026 1,329,387
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,733,709
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,503,531
JBS Finance Luxembourg SARL
1,000,000 2.500%,  1/15/2027
a
928,760
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,464,600
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,958,170
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,377,266
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 2,064,470
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,231,677
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,460,645
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,528,303
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026
a
1,513,555
Zoetis, Inc.
700,000 3.250%,  2/1/2023 704,838
Total 48,265,819
Energy (5.5%)
BP Capital Markets America, Inc.
500,000 3.790%,  2/6/2024 508,673
Principal
Amount Long-Term Fixed Income (97.0%) Value
Energy (5.5%) - continued
Canadian Natural Resources, Ltd.
$ 1,400,000 2.050%,  7/15/2025 $ 1,342,404
Cenovus Energy, Inc.
2,850,000 5.375%,  7/15/2025 3,005,255
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,468,107
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,512,500
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,922,800
1,000,000 3.800%,  6/1/2024 1,003,660
Coterra Energy, Inc.
2,137,000 4.375%,  6/1/2024
a
2,179,945
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,881,063
1,150,000 5.850%,  12/15/2025 1,244,587
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,302,950
750,000 5.875%,  1/15/2024 781,358
950,000 2.900%,  5/15/2025 929,244
Equinor ASA
925,000 2.875%,  4/6/2025 925,087
Hess Corporation
2,238,000 3.500%,  7/15/2024 2,251,867
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,766,595
MPLX, LP
500,000 3.500%,  12/1/2022 503,980
1,500,000 4.875%,  6/1/2025 1,554,002
1,100,000 1.750%,  3/1/2026 1,030,732
National Fuel Gas Company
750,000 5.200%,  7/15/2025 780,194
1,370,000 5.500%,  1/15/2026 1,450,565
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,593,293
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 744,151
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 993,778
Ovintiv Exploration, Inc.
2,925,000 5.625%,  7/1/2024 3,075,234
Petroleos Mexicanos
764,750 2.378%,  4/15/2025 761,533
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,576,567
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,016,980
750,000 4.650%,  10/15/2025 770,561
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,527,505
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 931,372
Targa Resources Partners, LP
1,750,000 6.875%,  1/15/2029 1,877,890
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 687,814
Valero Energy Corporation
429,000 2.850%,  4/15/2025 423,867

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Energy (5.5%) - continued
Western Midstream Operating, LP
$ 1,500,000 3.600%,  2/1/2025
b
$ 1,489,853
Total 49,815,966
Financials (24.8%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,002,940
1,000,000 1.650%,  10/29/2024 944,409
1,200,000 1.750%,  1/30/2026 1,100,939
250,000 2.450%,  10/29/2026 231,238
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,375,000 3.150%,  2/15/2024 1,352,832
1,300,000 6.500%,  7/15/2025 1,376,616
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,505,880
2,100,000 5.250%,  8/11/2025
a
2,139,324
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,154,809
American Express Company
1,650,000 2.250%,  3/4/2025 1,620,309
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,026,599
Ares Capital Corporation
924,000 4.250%,  3/1/2025 923,530
1,350,000 3.875%,  1/15/2026 1,324,318
800,000 2.150%,  7/15/2026 722,989
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,071,384
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,819,754
Aviation Capital Group, LLC
1,200,000 5.500%,  12/15/2024
a
1,235,093
1,500,000 4.875%,  10/1/2025
a
1,521,488
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,993,528
1,644,000 5.500%,  1/15/2026
a
1,696,701
1,000,000 2.125%,  2/21/2026
a
913,032
450,000 4.250%,  4/15/2026
a
443,770
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,360,163
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
333,931
Banco Santander SA
1,000,000 0.701%,  6/30/2024
c
970,793
1,000,000 1.849%,  3/25/2026 934,661
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,818,140
1,800,000 0.810%,  10/24/2024
c
1,741,524
1,000,000 3.458%,  3/15/2025
c
1,006,033
1,250,000 0.976%,  4/22/2025
c
1,198,052
1,125,000 0.981%,  9/25/2025
c
1,066,286
1,900,000 2.456%,  10/22/2025
c
1,866,941
850,000 3.384%,  4/2/2026
c
848,856
1,275,000 1.319%,  6/19/2026
c
1,194,893
1,500,000 1.734%,  7/22/2027
c
1,393,027
Bank of Montreal
1,000,000 1.500%,  1/10/2025
e
958,006
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,f
716,800
Principal
Amount Long-Term Fixed Income (97.0%) Value
Financials (24.8%) - continued
Bank of New Zealand
$ 875,000 2.000%,  2/21/2025
a
$ 845,894
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,f
935,000
Barclays plc
2,000,000
1.839%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,009,665
1,500,000 4.375%,  9/11/2024 1,519,650
1,600,000 1.007%,  12/10/2024
c
1,536,112
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025
a
1,671,208
850,000 4.700%,  3/24/2025
a
862,407
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,f
1,962,700
960,000 2.819%,  11/19/2025
a,c
937,305
1,300,000 1.323%,  1/13/2027
a,c
1,183,738
BPCE SA
950,000 2.375%,  1/14/2025
a
915,143
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,523,429
750,000 2.636%,  3/3/2026
c
733,876
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,f
412,000
1,250,000 4.000%,  6/1/2026
c,f
1,196,875
Citigroup, Inc.
1,800,000 4.000%,  8/5/2024 1,840,033
2,500,000 0.776%,  10/30/2024
c
2,415,203
1,000,000 3.290%,  3/17/2026
c
996,626
925,000 3.106%,  4/8/2026
c
917,138
1,150,000 1.122%,  1/28/2027
c
1,055,001
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,f
606,937
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,429,370
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,516,665
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027
a
998,600
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 428,754
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,f
1,037,500
935,000 1.907%,  6/16/2026
a,c
882,602
750,000 1.247%,  1/26/2027
a,c
682,331
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,537,500
990,000 7.500%,  12/11/2023
a,c,f
1,023,412
1,050,000 2.193%,  6/5/2026
a,c
986,036
1,600,000 1.305%,  2/2/2027
a,c
1,431,034
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
903,195
1,500,000 5.375%,  1/12/2024
a
1,546,559
1,000,000 0.976%,  9/10/2025
a,c
937,137
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,204,804
910,000 2.222%,  9/18/2024
c
890,087
2,700,000 4.500%,  4/1/2025 2,710,287
2,000,000 6.000%,  10/30/2025
c,f
1,950,000
1,100,000 2.129%,  11/24/2026
c
1,019,691
Discover Bank
1,250,000 2.450%,  9/12/2024 1,228,018

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Financials (24.8%) - continued
Equitable Financial Life Global
Funding
$ 1,500,000 0.800%,  8/12/2024
a
$ 1,423,055
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,856,811
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,332,741
First Republic Bank
940,000 1.912%,  2/12/2024
c
931,529
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,307,149
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,082,142
2,000,000 3.400%,  1/15/2026 1,936,362
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,115,826
Goldman Sachs Group, Inc.
1,700,000 0.627%,  11/17/2023
c
1,678,388
1,500,000 0.673%,  3/8/2024
c
1,468,136
940,000 3.500%,  4/1/2025 947,011
1,915,000 3.272%,  9/29/2025
c
1,918,625
272,000 4.250%,  10/21/2025 278,594
1,700,000 0.855%,  2/12/2026
c
1,583,758
1,250,000 3.615%,  3/15/2028
c
1,248,250
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,f
1,520,130
500,000 4.250%,  3/14/2024 507,309
500,000 2.999%,  3/10/2026
c
490,229
1,325,000 1.645%,  4/18/2026
c
1,246,773
1,000,000 1.589%,  5/24/2027
c
912,720
ING Groep NV
500,000 4.625%,  1/6/2026
a
516,763
1,250,000 1.726%,  4/1/2027
c
1,152,930
1,000,000 4.017%,  3/28/2028
c
1,005,496
J.P. Morgan Chase & Company
925,000 1.514%,  6/1/2024
c
912,486
1,750,000 3.875%,  9/10/2024 1,787,554
1,500,000
1.081%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,508,436
700,000 0.563%,  2/16/2025
c
668,976
1,500,000 0.969%,  6/23/2025
c
1,432,143
750,000 1.561%,  12/10/2025
c
717,893
800,000 2.005%,  3/13/2026
c
771,254
900,000 2.083%,  4/22/2026
c
868,505
1,000,000 3.650%,  6/1/2026
c,f
935,000
2,500,000 1.045%,  11/19/2026
c
2,308,185
725,000 1.040%,  2/4/2027
c
664,330
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,847,969
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,012,498
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
2,002,808
925,000 7.500%,  6/27/2024
c,f
971,222
350,000 4.582%,  12/10/2025 357,203
1,000,000 3.750%,  3/18/2028
c
997,073
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,f
674,047
Macquarie Group, Ltd.
1,500,000
1.528%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,503,608
1,250,000 1.201%,  10/14/2025
a,c
1,181,425
Principal
Amount Long-Term Fixed Income (97.0%) Value
Financials (24.8%) - continued
MGM Growth Properties Operating
Partnership, LP
$ 1,750,000 4.625%,  6/15/2025
a
$ 1,763,125
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 845,945
2,000,000 0.953%,  7/19/2025
c
1,895,728
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
842,699
Morgan Stanley
1,800,000 4.100%,  5/22/2023 1,832,273
600,000 0.560%,  11/10/2023
c
593,024
2,000,000 0.529%,  1/25/2024
c
1,967,461
500,000 0.731%,  4/5/2024
c
489,694
750,000 2.720%,  7/22/2025
c
742,478
1,300,000 0.864%,  10/21/2025
c
1,224,198
1,750,000 5.000%,  11/24/2025 1,844,710
1,000,000 0.985%,  12/10/2026
c
917,113
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,421,863
Nationwide Building Society
1,000,000 3.766%,  3/8/2024
a,c
1,005,393
NatWest Group plc
1,000,000 3.498%,  5/15/2023
c
1,001,390
1,500,000 4.269%,  3/22/2025
c
1,517,398
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
436,426
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,838,471
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,560,746
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 388,289
800,000 4.500%,  1/15/2025 813,180
1,000,000 5.250%,  1/15/2026 1,037,065
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 730,898
1,000,000 3.400%,  7/15/2026 938,943
OWL Rock Core Income
Corporation
650,000 4.700%,  2/8/2027
a
625,157
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
740,261
750,000 3.750%,  6/17/2026
a
716,939
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,392,462
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,f
1,350,750
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
952,062
900,000 0.875%,  1/12/2026
a
821,421
Realty Income Corporation
200,000 4.600%,  2/6/2024 204,926
2,950,000 4.625%,  11/1/2025 3,087,002
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,516,998
Regions Financial Corporation
925,000 2.250%,  5/18/2025 900,182
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,046,844

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Financials (24.8%) - continued
Santander Holdings USA, Inc.
$ 1,000,000 3.400%,  1/18/2023 $ 1,006,023
350,000 3.450%,  6/2/2025 347,470
750,000 2.490%,  1/6/2028
c
699,751
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
850,294
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,258,079
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,750,311
1,400,000 1.488%,  12/14/2026
a,c
1,265,640
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,180,890
1,000,000 1.319%,  10/14/2023
a,c
990,578
900,000 0.991%,  1/12/2025
a,c
859,755
500,000 1.214%,  3/23/2025
a,c
477,077
1,000,000 2.608%,  1/12/2028
a,c
934,897
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.448%,  9/27/2024 1,178,814
750,000 0.948%,  1/12/2026 685,749
1,200,000 2.174%,  1/14/2027 1,134,103
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
958,178
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,427,650
Synchrony Financial
250,000 2.850%,  7/25/2022 250,686
1,485,000 4.250%,  8/15/2024 1,505,718
1,920,000 4.500%,  7/23/2025 1,958,512
Toronto-Dominion Bank
1,000,000 2.350%,  3/8/2024 994,017
875,000 0.750%,  9/11/2025 806,492
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,f
691,200
UBS AG
2,756,000 5.125%,  5/15/2024 2,815,745
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,337,534
USB Realty Corporation
95,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,f
79,087
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,132,574
850,000 3.526%,  3/24/2028
c
848,293
Welltower, Inc.
2,000,000 3.625%,  3/15/2024 2,020,957
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
906,351
Total 224,888,391
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
1,984,116
Total 1,984,116
Principal
Amount Long-Term Fixed Income (97.0%) Value
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 200,475
1.784%,  (LIBOR 12M +
1.482%), 1/1/2043
c
$ 204,675
Total 204,675
Technology (3.3%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 865,821
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,989,066
Broadcom, Inc.
1,750,000 4.250%,  4/15/2026 1,793,616
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,532,283
1,750,000 5.850%,  7/15/2025 1,867,833
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,148,826
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,993,843
Global Payments, Inc.
925,000 3.750%,  6/1/2023 933,296
875,000 2.650%,  2/15/2025 856,164
Intuit, Inc.
1,000,000 0.950%,  7/15/2025 937,196
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 1,016,071
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024
a
946,771
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025
a
1,300,734
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,030,427
1,750,000 2.950%,  5/15/2025 1,729,637
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
987,754
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,300,771
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,269,043
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
479,978
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a
1,155,240
875,000 1.810%,  1/26/2026
a,e
810,314
VMware, Inc.
1,000,000 0.600%,  8/15/2023 971,839
350,000 1.400%,  8/15/2026 321,318
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 2,031,320
Total 30,269,161
Transportation (2.0%)
Air Canada Pass Through Trust
758,188 3.875%,  3/15/2023
a
749,621
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,516,221
1,500,000 0.800%,  8/18/2024 1,412,672

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.0%) Value
Transportation (2.0%) - continued
British Airways plc
$ 703,806 4.625%,  6/20/2024
a
$ 707,191
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 958,797
Continental Airlines, Inc.
1,890,333 4.150%,  4/11/2024 1,896,224
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,071,115
2,150,000 4.500%,  10/20/2025
a
2,162,490
Mileage Plus Holdings, LLC
1,000,000 6.500%,  6/20/2027
a
1,042,500
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
984,819
1,000,000 3.950%,  3/10/2025
a
1,010,789
800,000 1.200%,  11/15/2025
a
734,248
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,008,628
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,016,123
350,000 5.250%,  5/4/2025 367,549
TTX Company
800,000 4.125%,  10/1/2023
a
815,708
Total 18,454,695
U.S. Government & Agencies (7.7%)
U.S. Treasury Notes
7,350,000 2.750%,  7/31/2023 7,418,045
3,500,000 0.125%,  8/31/2023 3,405,117
8,950,000 0.125%,  1/15/2024 8,611,928
13,000,000 0.875%,  1/31/2024 12,668,906
9,970,000 2.500%,  1/31/2024 10,003,493
29,000,000 0.250%,  6/15/2024 27,658,750
Total 69,766,239
Utilities (3.2%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,667,870
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,423,202
Ameren Corporation
250,000 2.500%,  9/15/2024 246,634
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 994,856
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025 1,623,510
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 985,336
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,534,160
DTE Energy Company
750,000 2.529%,  10/1/2024 737,464
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
443,181
915,000 0.900%,  9/15/2025 849,846
Edison International
1,420,000 2.950%,  3/15/2023 1,417,589
Entergy Corporation
870,000 0.900%,  9/15/2025 797,810
Principal
Amount Long-Term Fixed Income (97.0%) Value
Utilities (3.2%) - continued
Exelon Corporation
$ 1,250,000 3.497%,  6/1/2022 $ 1,251,491
Florida Power & Light Company
650,000 2.850%,  4/1/2025 651,096
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,531,219
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,121,648
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,225,000
920,000 0.950%,  8/15/2025 845,462
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 979,681
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 990,777
Sempra Energy
1,750,000 3.300%,  4/1/2025 1,752,771
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 964,990
Southern Company
1,500,000 2.950%,  7/1/2023 1,507,869
900,000 4.000%,  1/15/2051
c
870,750
750,000 3.750%,  9/15/2051
c
691,537
WEC Energy Group, Inc.
640,000 0.550%,  9/15/2023 621,638
Total 28,727,387
Total Long-Term Fixed Income
(cost $907,242,086) 881,338,129
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.669%
c
1,808,400
Total 1,808,400
Total Preferred Stock
(cost $1,821,600) 1,808,400
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,809,425 Thrivent Cash Management Trust 1,809,425
Total Collateral Held for
Securities Loaned
(cost $1,809,425) 1,809,425
Shares or
Principal
Amount Short-Term Investments ( 1.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.134%, 4/6/2022
g,h
99,998
5,000,000 0.120%, 4/7/2022
g
4,999,858
100,000 0.150%, 4/18/2022
g,h
99,992
100,000 0.170%, 4/20/2022
g,h
99,991
100,000 0.200%, 5/10/2022
g,h
99,955
100,000 0.320%, 5/11/2022
g,h
99,953
100,000 0.415%, 5/18/2022
g,h
99,945
400,000 0.380%, 6/3/2022
g,h
399,568

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (1.8%) Value
U.S. Treasury Bills
10,000,000 0.125%, 4/5/2022
g
$ 9,999,856
Total Short-Term Investments
(cost $15,999,366) 15,999,116
Total Investments (cost
$926,872,477) 99.2% $900,955,070
Other Assets and Liabilities, Net
0.8% 7,449,000
Total Net Assets 100.0% $908,404,070
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $425,750,631 or 46.9%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
c Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,760,431
Total lending $1,760,431
Gross amount payable upon return of
collateral for securities loaned $1,809,425
Net amounts due to counterparty $48,994
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 136,002,359 – 136,002,359 –
Basic Materials 15,756,494 – 15,756,494 –
Capital Goods 16,697,964 – 16,697,964 –
Collateralized Mortgage Obligations 161,505,763 – 161,505,763 –
Commercial Mortgage-Backed Securities 4,833,546 – 4,833,546 –
Communications Services 26,717,767 – 26,717,767 –
Consumer Cyclical 47,447,787 – 47,447,787 –
Consumer Non-Cyclical 48,265,819 – 48,265,819 –
Energy 49,815,966 – 49,815,966 –
Financials 224,888,391 – 224,888,391 –
Foreign Government 1,984,116 – 1,984,116 –
Mortgage-Backed Securities 204,675 – 204,675 –
Technology 30,269,161 – 30,269,161 –
Transportation 18,454,695 – 18,454,695 –
U.S. Government & Agencies 69,766,239 – 69,766,239 –
Utilities 28,727,387 – 28,727,387 –
Preferred Stock
Financials 1,808,400 1,808,400 – –
Short-Term Investments 15,999,116 – 15,999,116 –
Subtotal Investments in Securities $899,145,645 $1,808,400 $897,337,245 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,809,425
Subtotal Other Investments $1,809,425
Total Investments at Value $900,955,070
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,282,014 2,282,014 – –
Total Asset Derivatives $2,282,014 $2,282,014 $– $–
Liability Derivatives
Futures Contracts 723,630 723,630 – –
Total Liability Derivatives $723,630 $723,630 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$999,402 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 50 June 2022 $ 6,216,568 ( $ 72,817)
CBOT U.S. Long Bond 46 June 2022 7,119,369 (216,494)
Ultra 10-Yr. U.S. Treasury Note 94 June 2022 13,168,381 (434,319)
Total Futures Long Contracts $ 26,504,318 ( $ 723,630)
CBOT 2-Yr. U.S. Treasury Note (863) June 2022 ( $ 185,125,139) $ 2,236,556
CBOT 5-Yr. U.S. Treasury Note (16) June 2022 (1,880,458) 45,458
Total Futures Short Contracts ( $ 187,005,597) $2,282,014
Total Futures Contracts ( $ 160,501,279) $1,558,384
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,520 $3,973 $3,684 $1,809 1,809 0.2%
Total Collateral Held for Securities Loaned 1,520 1,809 0.2
Total Value $1,520 $1,809
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Communications Services (11.3%)
3,557 Activision Blizzard, Inc. $ 284,951
22,145 AT&T, Inc. 523,286
18,814 Auto Trader Group plc
a
155,314
8,468 BCE, Inc. 469,410
370 Charter Communications, Inc.
b
201,842
44,000 CITIC Telecom International
Holdings, Ltd. 16,155
2,728 Comcast Corporation 127,725
3,115 Electronic Arts, Inc. 394,079
2,706 Elisa Oyj 163,191
23,000 HKT Trust and HKT, Ltd. 31,537
200 Nintendo Company, Ltd. 100,952
19,700 Nippon Telegraph and Telephone
Corporation 572,362
6,204 SES SA 56,657
19,500 SKY Perfect JSAT Holdings, Inc. 66,030
70,100 SoftBank Corporation 817,584
75 Swisscom AG 45,061
24,712 TELUS Corporation 645,598
24,768 Verizon Communications, Inc. 1,261,682
1,213 Walt Disney Company
b
166,375
Total 6,099,791
Consumer Discretionary (5.5%)
2,221 AcadeMedia AB
a
12,255
1,608 ARB Corporation, Ltd. 49,489
19,415 B&M European Value Retail SA 135,833
6,919 Domino's Pizza Group plc 34,411
28,714 Europris ASA
a
184,276
557 Ferrari NV 121,349
92 Hermes International 130,213
696 Home Depot, Inc. 208,334
2,800 KOMEDA Holdings Company, Ltd. 46,674
638 La Francaise des Jeux SAEM
a
25,311
3,276 McDonald's Corporation 810,089
4,700 McDonald's Holdings Company
(Japan), Ltd. 195,453
3,023 NIKE, Inc. 406,775
200 Pan Pacific International Holdings
Company 3,200
55 Ross Stores, Inc. 4,975
2,141 Target Corporation 454,363
2,700 T-Gaia Corporation 36,075
1,132 Yum! Brands, Inc. 134,176
Total 2,993,251
Consumer Staples (14.1%)
8,326 Axfood AB 271,146
1,160 Church & Dwight Company, Inc. 115,281
9,340 Coca-Cola Company 579,080
12,233 Colgate-Palmolive Company 927,628
907 Costco Wholesale Corporation 522,296
6,533 General Mills, Inc. 442,415
687 Hershey Company 148,825
414 Interparfums SA 24,905
17,100 Japan Tobacco, Inc. 292,027
2,600 Kao Corporation 106,160
1,326 Kellogg Company 85,514
6,548 Koninklijke Ahold Delhaize NV 210,621
12,841 Kroger Company 736,688
30 Lindt & Spruengli AG 357,057
854 Monster Beverage Corporation
b
68,234
2,245 Nestle SA 291,892
3,511 PepsiCo, Inc. 587,671
5,712 Procter & Gamble Company 872,793
Shares Common Stock (98.5%) Value
Consumer Staples (14.1%) - continued
6,379 Walmart, Inc. $ 949,961
Total 7,590,194
Energy (0.8%)
34,900 Nippon Gas Company, Ltd. 425,884
Total 425,884
Financials (7.7%)
587 Aon plc 191,145
566 Arthur J. Gallagher & Company 98,823
6,251 ASX, Ltd. 380,250
6,390 Bank Leumi Le-Israel BM 68,838
1,269 Berkshire Hathaway, Inc.
b
447,843
85 Equitable Group, Inc. 4,878
540 FactSet Research Systems, Inc. 234,441
2,357 Intercontinental Exchange, Inc. 311,407
3,909 Laurentian Bank of Canada 129,951
59 MarketAxess Holdings, Inc. 20,072
2,066 Marsh & McLennan Companies,
Inc. 352,088
19,700 Matsui Securities Company, Ltd. 129,698
136,000 Mitsubishi HC Capital, Inc. 631,926
10,144 Mizrahi Tefahot Bank, Ltd. 396,144
810 Moody's Corporation 273,302
4,473 New York Community Bancorp,
Inc. 47,950
781 Progressive Corporation 89,026
48 Royal Bank of Canada 5,285
684 S&P Global, Inc. 280,563
1,208 Topdanmark AS 67,621
Total 4,161,251
Health Care (18.7%)
5,387 Abbott Laboratories 637,605
1,698 Agilent Technologies, Inc. 224,696
38,132 Alliance Pharma plc 57,606
435 Amgen, Inc. 105,192
575 Amplifon SPA 25,590
4,600 Astellas Pharma, Inc. 71,874
4,976 Baxter International, Inc. 385,839
3,332 Becton, Dickinson and Company 886,312
5,100 Chugai Pharmaceutical Company,
Ltd. 170,179
527 Coloplast AS 79,808
43 Comet Holding AG 12,418
1,167 Danaher Corporation 342,316
2,333 Dechra Pharmaceuticals plc 123,864
859 DiaSorin SPA 134,171
572 Eli Lilly and Company 163,804
1,164 Eurofins Scientific SE 115,147
12,798 Gilead Sciences, Inc. 760,841
667 Incyte Corporation
b
52,973
6,413 Johnson & Johnson 1,136,576
910 Laboratorios Farmaceuticos ROVI,
SA 67,432
102 Masimo Corporation
b
14,845
1,919 Merck & Company, Inc. 157,454
1,589 Novartis AG 139,501
4,929 Novo Nordisk AS 546,706
8,543 QIAGEN NV
b
419,207
4,110 Recordati SPA 206,074
99 Regeneron Pharmaceuticals, Inc.
b
69,144
1,275 Roche Holding AG, Participation
Certificates 504,469
6,848 Sanofi 700,141

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Health Care (18.7%) - continued
185 Siegfried Holding AG $ 152,489
98 Sonova Holding AG 40,938
1,101 Tecan Group AG 435,270
498 UnitedHealth Group, Inc. 253,965
2,875 Vertex Pharmaceuticals, Inc.
b
750,289
911 Vitrolife AB 29,951
604 Zoetis, Inc. 113,908
Total 10,088,594
Industrials (8.2%)
757 3M Company 112,702
42 A.P. Moller - Maersk AS, Class B 126,208
654 Canadian National Railway
Company 87,730
5,400 COMSYS Holdings Corporation 117,591
5,174 CSX Corporation 193,766
408 DSV AS 78,195
724 Geberit AG 446,315
365 IDEX Corporation 69,981
13,600 Kamigumi Company, Ltd. 244,128
42,000 Kandenko Company, Ltd. 286,537
546 Kuehne & Nagel International AG 155,025
624 Linde plc 199,324
15,400 Nikkon Holdings Company, Ltd. 256,983
558 Norfolk Southern Corporation 159,153
595 Republic Services, Inc. 78,838
8,100 SHO-BOND Holdings Company,
Ltd. 352,417
1,300 Sumitomo Corporation 22,514
693 Union Pacific Corporation 189,335
2,514 Verisk Analytics, Inc. 539,580
4,425 Waste Management, Inc. 701,363
Total 4,417,685
Information Technology (19.5%)
2,906 Accenture plc 979,990
1,327 Adobe, Inc.
b
604,608
1,219 Apple, Inc. 212,849
122 Autodesk, Inc.
b
26,151
1,035 Automatic Data Processing, Inc. 235,504
545 Broadcom, Inc. 343,175
2,556 CGI, Inc.
b
203,617
10,642 Cisco Systems, Inc. 593,398
156 Constellation Software, Inc. 266,666
30,100 Elecom Company, Ltd. 361,538
564 Fidelity National Information
Services, Inc. 56,637
701 Genpact, Ltd. 30,500
1,886 Global Payments, Inc. 258,080
300 ITOCHU Techno-Solutions
Corporation 7,663
4,156 Jack Henry & Associates, Inc. 818,940
4,097 Keysight Technologies, Inc.
b
647,203
939 Logitech International SA 69,798
844 Mastercard, Inc. 301,629
1,752 Microsoft Corporation 540,159
321 Motorola Solutions, Inc. 77,746
10,500 Oracle Corporation Japan 727,619
1,096 Salesforce.com, Inc.
b
232,703
671 Skyworks Solutions, Inc. 89,431
531 Synopsys, Inc.
b
176,966
4,527 Texas Instruments, Inc. 830,614
2,525 Thomson Reuters Corporation 274,142
1,449 Tyler Technologies, Inc.
b
644,646
369 VeriSign, Inc.
b
82,088
Shares Common Stock (98.5%) Value
Information Technology (19.5%) - continued
3,765 Visa, Inc. $ 834,964
Total 10,529,024
Materials (3.0%)
3,176 Franco-Nevada Corporation 506,636
23 Givaudan SA 95,058
442 IMCD NV 75,402
529 Koninklijke DSM NV 94,635
5,207 Newmont Corporation 413,696
3,557 Symrise AG 426,461
Total 1,611,888
Real Estate (2.3%)
193 Bachem Holding AG 106,216
28,200 Link REIT 240,158
1,119 National Storage Affiliates Trust 70,228
336 PSP Swiss Property AG 44,128
2,065 Public Storage, Inc. 805,928
Total 1,266,658
Utilities (7.4%)
15,698 Consolidated Edison, Inc. 1,486,287
2,679 Entergy Corporation 312,773
119,500 HK Electric Investments, Ltd. 116,704
602 NextEra Energy, Inc. 50,996
23,108 NiSource, Inc. 734,834
7,611 Sempra Energy 1,279,561
Total 3,981,155
Total Common Stock
(cost $46,778,659) 53,165,375
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
79,669 0.660% 796,687
Total Short-Term Investments
(cost $796,687) 796,687
Total Investments (cost
$47,575,346) 100.0% $53,962,062
Other Assets and Liabilities, Net
<0.1% 23,509
Total Net Assets 100.0% $53,985,571
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $377,156 or 0.7% of total net assets.
b Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,099,791 2,959,940 3,139,851 –
Consumer Discretionary 2,993,251 2,018,712 974,539 –
Consumer Staples 7,590,194 6,036,386 1,553,808 –
Energy 425,884 – 425,884 –
Financials 4,161,251 2,346,660 1,814,591 –
Health Care 10,088,594 6,055,759 4,032,835 –
Industrials 4,417,685 2,244,042 2,173,643 –
Information Technology 10,529,024 8,617,981 1,911,043 –
Materials 1,611,888 920,332 691,556 –
Real Estate 1,266,658 876,156 390,502 –
Utilities 3,981,155 3,864,451 116,704 –
Subtotal Investments in Securities $53,165,375 $35,940,419 $17,224,956 $–
Other Investments  * Total
Affiliated Short-Term Investments 796,687
Subtotal Other Investments $796,687
Total Investments at Value $53,962,062
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,080 5,080 – –
Total Asset Derivatives $5,080 $5,080 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $45,150 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 6 June 2022 $ 556,040 $ 5,080
Total Futures Long Contracts $ 556,040 $ 5,080
Total Futures Contracts $ 556,040 $5,080

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $413 $2,509 $2,125 $797 80 1.5%
Total Affiliated Short-Term Investments 413 797 1.5
Total Value $413 $797
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (3.6%)
7,010 Match Group, Inc.
a
$ 762,267
7,556 Zillow Group, Inc.
a
364,426
13,143 ZoomInfo Technologies, Inc.
a
785,163
Total 1,911,856
Consumer Discretionary (12.4%)
5,808 Aptiv plc
a
695,276
2,951 Burlington Stores, Inc.
a
537,584
6,962 Caesars Entertainment, Inc.
a
538,580
4,711 Chegg, Inc.
a
170,915
5,293 Chewy, Inc.
a,b
215,849
516 Chipotle Mexican Grill, Inc.
a
816,327
4,463 Five Below, Inc.
a
706,805
1,623 Lithia Motors, Inc. 487,095
121 NVR, Inc.
a
540,540
4,049 Planet Fitness, Inc.
a
342,059
1,697 Ulta Beauty, Inc.
a
675,779
9,448 Wyndham Hotels & Resorts, Inc. 800,151
Total 6,526,960
Consumer Staples (1.4%)
12,530 Lamb Weston Holdings, Inc. 750,672
Total 750,672
Energy (0.3%)
2,859 Matador Resources Company 151,470
Total 151,470
Financials (8.5%)
3,992 Arthur J. Gallagher & Company 697,003
3,245 Kinsale Capital Group, Inc. 739,925
1,689 MSCI, Inc. 849,364
3,208 Signature Bank 941,516
6,687 Tradeweb Markets, Inc. 587,587
7,617 Western Alliance Bancorp 630,840
Total 4,446,235
Health Care (17.5%)
10,541 Agilon Health, Inc.
a
267,214
1,750 Argenx SE ADR
a
551,792
2,758 Ascendis Pharma AS ADR
a,b
323,679
22,995 Avantor, Inc.
a
777,691
1,886 Bio-Techne Corporation 816,713
7,816 Centene Corporation
a
658,029
1,732 Charles River Laboratories
International, Inc.
a
491,836
1,699 Cooper Companies, Inc. 709,485
1,996 DexCom, Inc.
a
1,021,154
4,031 Edwards Lifesciences Corporation
a
474,529
4,900 Guardant Health, Inc.
a
324,576
4,135 Immunocore Holdings plc ADR
a
123,637
3,413 Insulet Corporation
a
909,189
3,985 Omnicell, Inc.
a
516,018
2,336 Repligen Corporation
a
439,378
2,296 Sarepta Therapeutics, Inc.
a
179,364
3,171 Zoetis, Inc. 598,019
Total 9,182,303
Industrials (21.1%)
5,714 ASGN, Inc.
a
666,881
3,226 Carlisle Companies, Inc. 793,338
5,579 Chart Industries, Inc.
a
958,305
23,516 Driven Brands Holdings, Inc.
a
618,000
2,167 Generac Holdings, Inc.
a
644,162
Shares Common Stock (97.2%) Value
Industrials (21.1%) - continued
28,601 Howmet Aerospace, Inc. $ 1,027,920
2,138 IDEX Corporation 409,919
4,271 Middleby Corporation
a
700,188
1,481 Old Dominion Freight Line, Inc. 442,345
6,468 Regal Rexnord Corporation 962,309
9,991 TransUnion 1,032,470
5,188 Trex Company, Inc.
a
338,932
2,838 United Rentals, Inc.
a
1,008,086
6,851 Vicor Corporation
a
483,338
25,674 WillScot Mobile Mini Holdings
Corporation
a
1,004,624
Total 11,090,817
Information Technology (24.9%)
10,359 Amphenol Corporation 780,551
9,342 AppLovin Corporation
a
514,464
4,518 Arista Networks, Inc.
a
627,912
4,397 Bill.com Holdings, Inc.
a
997,196
12,456 Cognex Corporation 960,980
3,933 Coupa Software, Inc.
a
399,711
879 DocuSign, Inc.
a
94,158
1,010 EPAM Systems, Inc.
a
299,576
6,383 Five9, Inc.
a
704,683
1,083 HubSpot, Inc.
a
514,360
709 Lam Research Corporation 381,165
6,567 Lattice Semiconductor
Corporation
a
400,259
1,308 MKS Instruments, Inc. 196,200
1,938 Monolithic Power Systems, Inc. 941,248
3,494 Okta, Inc.
a
527,454
1,954 Palo Alto Networks, Inc.
a
1,216,385
2,378 Paycom Software, Inc.
a
823,692
6,055 PTC, Inc.
a
652,245
9,453 Sprout Social, Inc.
a
757,374
8,801 STMicroelectronics NV ADR 380,379
2,081 Synopsys, Inc.
a
693,535
1,256 Universal Display Corporation 209,689
Total 13,073,216
Materials (4.2%)
5,189 AptarGroup, Inc. 609,707
1,554 Martin Marietta Materials, Inc. 598,119
1,997 Quaker Chemical Corporation 345,102
8,048 RPM International, Inc. 655,429
Total 2,208,357
Real Estate (3.3%)
2,519 Camden Property Trust 418,658
7,054 CBRE Group, Inc.
a
645,582
1,871 SBA Communications Corporation 643,811
Total 1,708,051
Total Common Stock
(cost $48,142,195) 51,049,937
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
3,034 SPDR S&P Biotech ETF
a
272,696

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.5%) Value
Unaffiliated  (1.5%)- continued
3,954 SPDR S&P Oil & Gas Exploration
ETF $ 532,011
Total 804,707
Total Registered Investment
Companies (cost $695,238) 804,707
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
310,244 Thrivent Cash Management Trust 310,244
Total Collateral Held for
Securities Loaned
(cost $310,244) 310,244
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
61,891 0.660% 618,910
Total Short-Term Investments
(cost $618,910) 618,910
Total Investments (cost
$49,766,587) 100.5% $52,783,798
Other Assets and Liabilities, Net
(0.5%) (254,098)
Total Net Assets 100.0% $52,529,700
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 297,468
Total lending $297,468
Gross amount payable upon return of
collateral for securities loaned $310,244
Net amounts due to counterparty $12,776
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,911,856 1,911,856 – –
Consumer Discretionary 6,526,960 6,526,960 – –
Consumer Staples 750,672 750,672 – –
Energy 151,470 151,470 – –
Financials 4,446,235 4,446,235 – –
Health Care 9,182,303 9,182,303 – –
Industrials 11,090,817 11,090,817 – –
Information Technology 13,073,216 13,073,216 – –
Materials 2,208,357 2,208,357 – –
Real Estate 1,708,051 1,708,051 – –
Registered Investment Companies
Unaffiliated 804,707 804,707 – –
Subtotal Investments in Securities $51,854,644 $51,854,644 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 618,910
Collateral Held for Securities Loaned 310,244
Subtotal Other Investments $929,154
Total Investments at Value $52,783,798
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $459 $5,255 $5,095 $619 62 1.2%
Total Affiliated Short-Term Investments 459 619 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 629 4,937 5,256 310 310 0.6
Total Collateral Held for Securities Loaned 629 310 0.6
Total Value $1,088 $929
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Communications Services (1.4%)
1,295 Cable One, Inc. $ 1,896,191
34,545 Iridium Communications, Inc.
a
1,392,854
11,377 John Wiley and Sons, Inc. 603,322
43,663 New York Times Company 2,001,512
57,823 Tegna, Inc. 1,295,235
11,436 World Wrestling Entertainment,
Inc. 714,064
17,935 Yelp, Inc.
a
611,763
Total 8,514,941
Consumer Discretionary (14.3%)
24,763 Adient plc
a
1,009,588
40,097 American Eagle Outfitters, Inc.
b
673,630
10,447 AutoNation, Inc.
a
1,040,312
21,431 Boyd Gaming Corporation 1,409,731
20,146 Brunswick Corporation 1,629,610
30,622 Callaway Golf Company
a
717,167
38,573 Capri Holdings, Ltd.
a
1,982,266
11,044 Carter's, Inc. 1,015,938
8,576 Choice Hotels International, Inc. 1,215,734
8,995 Churchill Downs, Inc. 1,994,911
9,032 Columbia Sportswear Company 817,667
6,146 Cracker Barrel Old Country Store,
Inc. 729,715
15,377 Crocs, Inc.
a
1,174,803
37,690 Dana, Inc. 662,213
7,118 Deckers Outdoor Corporation
a
1,948,695
16,439 Dick's Sporting Goods, Inc.
b
1,644,229
14,640 Five Below, Inc.
a
2,318,537
22,817 Foot Locker, Inc. 676,752
11,002 Fox Factory Holding Corporation
a
1,077,646
16,160 GameStop Corporation
a,b
2,691,933
55,617 Gap, Inc. 783,087
61,805 Gentex Corporation 1,802,852
73,422 Goodyear Tire & Rubber
Company
a
1,049,200
1,042 Graham Holdings Company 637,152
10,354 Grand Canyon Education, Inc.
a
1,005,477
42,995 H&R Block, Inc. 1,119,590
91,250 Hanesbrands, Inc. 1,358,712
40,209 Harley-Davidson, Inc. 1,584,235
6,307 Helen of Troy, Ltd.
a
1,235,163
35,236 IAA, Inc.
a
1,347,777
22,396 KB Home 725,182
36,363 Kohl's Corporation 2,198,507
15,601 Lear Corporation 2,224,547
34,852 Leggett & Platt, Inc. 1,212,850
7,912 Lithia Motors, Inc. 2,374,549
78,201 Macy's, Inc. 1,904,976
11,130 Marriott Vacations Worldwide
Corporation 1,755,201
91,547 Mattel, Inc.
a
2,033,259
5,994 Murphy USA, Inc. 1,198,560
29,141 Nordstrom, Inc.
b
790,012
15,340 Ollie's Bargain Outlet Holdings,
Inc.
a
659,006
8,457 Papa John's International, Inc. 890,353
61,794 Park Hotels & Resorts, Inc. 1,206,837
14,905 Polaris, Inc. 1,569,795
4,544 RH
a
1,481,753
25,219 Scientific Games Corporation
a
1,481,616
43,093 Service Corporation International 2,836,381
20,221 Six Flags Entertainment
Corporation
a
879,613
35,251 Skechers USA, Inc.
a
1,436,831
Shares Common Stock (98.4%) Value
Consumer Discretionary (14.3%) - continued
32,112 Taylor Morrison Home Corporation
a
$ 874,089
50,304 Tempur Sealy International, Inc. 1,404,488
18,199 Texas Roadhouse, Inc. 1,523,802
14,534 Thor Industries, Inc.
b
1,143,826
29,363 Toll Brothers, Inc. 1,380,648
8,604 TopBuild Corporation
a
1,560,680
22,550 Travel + Leisure Company 1,306,547
29,041 Tri Pointe Homes, Inc.
a
583,143
25,883 TripAdvisor, Inc.
a
701,947
17,137 Urban Outfitters, Inc.
a
430,310
18,983 Victoria's Secret & Company
a
974,967
7,316 Visteon Corporation
a
798,395
46,123 Wendy's Company 1,013,322
19,064 Williams-Sonoma, Inc. 2,764,280
7,794 Wingstop, Inc. 914,626
24,348 Wyndham Hotels & Resorts, Inc. 2,062,032
22,902 YETI Holdings, Inc.
a
1,373,662
Total 88,024,914
Consumer Staples (3.6%)
29,178 BellRing Brands, Inc.
a,b
673,428
35,529 BJ's Wholesale Club Holdings,
Inc.
a
2,402,116
2,453 Boston Beer Company, Inc.
a
952,917
9,697 Casey's General Stores, Inc. 1,921,655
89,864 Coty, Inc.
a
807,877
42,282 Darling Ingredients, Inc.
a
3,398,627
17,129 Energizer Holdings, Inc. 526,888
51,925 Flowers Foods, Inc. 1,334,992
22,832 Grocery Outlet Holding
Corporation
a
748,433
23,864 Hain Celestial Group, Inc.
a
820,922
17,386 Ingredion, Inc. 1,515,190
5,180 Lancaster Colony Corporation 772,597
13,019 Nu Skin Enterprises, Inc. 623,350
40,451 Performance Food Group
Company
a
2,059,360
12,735 Pilgrim's Pride Corporation
a
319,649
14,871 Post Holdings, Inc.
a
1,029,965
5,543 Sanderson Farms, Inc. 1,039,257
29,334 Sprouts Farmers Markets, Inc.
a
938,101
Total 21,885,324
Energy (3.5%)
84,847 Antero Midstream Corporation 922,287
52,803 ChampionX Corporation
a
1,292,617
52,912 CNX Resources Corporation
a
1,096,337
25,277 DT Midstream, Inc. 1,371,530
78,606 EQT Corporation 2,704,833
106,235 Equitrans Midstream Corporation 896,623
39,065 HF Sinclair Corporation
a
1,556,740
37,941 Murphy Oil Corporation 1,532,437
102,607 NOV, Inc. 2,012,123
25,446 PDC Energy, Inc. 1,849,415
65,273 Range Resources Corporation
a
1,982,994
59,832 Targa Resources Corporation 4,515,521
Total 21,733,457
Financials (13.8%)
10,622 Affiliated Managers Group, Inc. 1,497,171
3,580 Alleghany Corporation
a
3,032,260
17,304 American Financial Group, Inc. 2,519,808
39,093 Associated Banc-Corp 889,757
10,518 Bank of Hawaii Corporation 882,671
31,615 Bank OZK 1,349,961

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Financials (13.8%) - continued
20,348 Brighthouse Financial, Inc.
a
$ 1,051,178
49,214 Cadence Bank 1,440,002
19,794 Cathay General Bancorp 885,782
31,461 CNO Financial Group, Inc. 789,357
28,877 Commerce Bancshares, Inc. 2,067,304
14,890 Cullen/Frost Bankers, Inc. 2,060,925
37,081 East West Bancorp, Inc. 2,930,141
28,857 Essent Group, Ltd. 1,189,197
10,196 Evercore, Inc. 1,135,019
88,786 F.N.B. Corporation 1,105,386
25,306 Federated Hermes, Inc. 861,922
28,683 First American Financial
Corporation 1,859,232
33,520 First Financial Bankshares, Inc. 1,478,902
139,538 First Horizon Corporation 3,277,748
10,515 FirstCash Holdings, Inc. 739,625
42,150 Fulton Financial Corporation 700,533
28,345 Glacier Bancorp, Inc. 1,425,187
22,688 Hancock Whitney Corporation 1,183,179
9,297 Hanover Insurance Group, Inc. 1,390,087
39,354 Home BancShares, Inc. 889,400
22,832 Interactive Brokers Group, Inc. 1,504,857
13,909 International Bancshares
Corporation 587,099
44,173 Janus Henderson Group plc 1,546,938
50,559 Jefferies Financial Group, Inc. 1,660,863
15,643 Kemper Corporation 884,455
5,605 Kinsale Capital Group, Inc. 1,278,052
6,945 Mercury General Corporation 381,975
40,241 Navient Corporation 685,707
121,512 New York Community Bancorp,
Inc. 1,302,609
77,145 Old National Bancorp 1,263,635
74,608 Old Republic International
Corporation 1,930,109
31,249 PacWest Bancorp 1,347,769
19,895 Pinnacle Financial Partners, Inc. 1,831,932
10,319 Primerica, Inc. 1,411,846
14,821 PROG Holdings, Inc.
a
426,400
24,085 Prosperity Bancshares, Inc. 1,671,017
17,552 Reinsurance Group of America,
Inc. 1,921,242
11,493 RenaissanceRe Holdings, Ltd. 1,821,755
10,414 RLI Corporation 1,152,101
27,495 SEI Investments Company 1,655,474
15,731 Selective Insurance Group, Inc. 1,405,722
72,879 SLM Corporation 1,338,058
27,306 Stifel Financial Corporation 1,854,077
37,892 Synovus Financial Corporation 1,856,708
13,229 Texas Capital Bancshares, Inc.
a
758,154
11,263 UMB Financial Corporation 1,094,313
56,606 Umpqua Holdings Corporation 1,067,589
35,641 United Bankshares, Inc. 1,243,158
53,425 Unum Group 1,683,422
110,125 Valley National Bancorp 1,433,828
28,221 Voya Financial, Inc. 1,872,463
17,044 Washington Federal, Inc. 559,384
46,986 Webster Financial Corporation 2,636,854
14,896 Wintrust Financial Corporation 1,384,285
Total 85,085,584
Health Care (8.8%)
23,501 Acadia Healthcare Company, Inc.
a
1,540,021
8,519 Amedisys, Inc.
a
1,467,738
27,558 Arrowhead Research Corporation
a
1,267,392
Shares Common Stock (98.4%) Value
Health Care (8.8%) - continued
26,551 Bruker Corporation $ 1,707,229
4,023 Chemed Corporation 2,037,851
25,998 Encompass Health Corporation 1,848,718
42,167 Envista Holdings Corporation
a
2,053,955
82,677 Exelixis, Inc.
a
1,874,288
20,651 Globus Medical, Inc.
a
1,523,631
13,356 Haemonetics Corporation
a
844,366
36,789 Halozyme Therapeutics, Inc.
a
1,467,145
21,846 HealthEquity, Inc.
a
1,473,294
5,211 ICU Medical, Inc.
a
1,160,177
19,034 Integra LifeSciences Holdings
Corporation
a
1,223,125
16,063 Jazz Pharmaceuticals, Inc.
a
2,500,527
8,276 LHC Group, Inc.
a
1,395,334
13,908 LivaNova plc
a
1,138,092
13,276 Masimo Corporation
a
1,932,189
7,513 Medpace Holdings, Inc.
a
1,229,052
28,157 Neogen Corporation
a
868,362
24,790 Neurocrine Biosciences, Inc.
a
2,324,062
13,519 NuVasive, Inc.
a
766,527
36,192 Option Care Health, Inc.
a
1,033,643
22,674 Patterson Companies, Inc. 733,957
9,176 Penumbra, Inc.
a
2,038,265
34,956 Perrigo Company plc 1,343,359
18,195 Progyny, Inc.
a
935,223
9,910 Quidel Corporation
a
1,114,479
34,897 R1 RCM, Inc.
a
933,844
13,436 Repligen Corporation
a
2,527,177
12,438 STAAR Surgical Company
a
993,921
27,096 Syneos Health, Inc.
a
2,193,421
16,602 Tandem Diabetes Care, Inc.
a
1,930,647
27,993 Tenet Healthcare Corporation
a
2,406,278
11,769 United Therapeutics Corporation
a
2,111,476
Total 53,938,765
Industrials (17.6%)
9,150 Acuity Brands, Inc. 1,732,095
36,934 AECOM 2,836,901
16,035 AGCO Corporation 2,341,591
13,614 ASGN, Inc.
a
1,588,890
10,473 Avis Budget Group, Inc.
a
2,757,541
17,891 Axon Enterprise, Inc.
a
2,464,127
12,844 Brink's Company 873,392
50,041 Builders FirstSource, Inc.
a
3,229,646
13,662 Carlisle Companies, Inc. 3,359,759
9,263 Chart Industries, Inc.
a
1,591,106
13,081 Clean Harbors, Inc.
a
1,460,363
35,521 Colfax Corporation
a
1,413,381
13,044 Crane Company 1,412,404
10,254 Curtiss-Wright Corporation 1,539,741
32,280 Donaldson Company, Inc. 1,676,300
7,887 Dycom Industries, Inc.
a
751,316
13,947 EMCOR Group, Inc. 1,570,851
10,779 EnerSys 803,790
34,040 Flowserve Corporation 1,222,036
36,952 Fluor Corporation
a
1,060,153
8,960 FTI Consulting, Inc.
a
1,408,691
9,276 GATX Corporation 1,144,009
44,413 Graco, Inc. 3,096,474
25,763 GXO Logistics, Inc.
a
1,837,932
21,922 Hexcel Corporation 1,303,701
14,218 Hubbell, Inc. 2,612,842
9,317 Insperity, Inc. 935,613
22,368 ITT Corporation 1,682,297
83,104 JetBlue Airways Corporation
a
1,242,405

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Industrials (17.6%) - continued
36,658 KBR, Inc. $ 2,006,292
21,712 Kennametal, Inc. 621,180
15,707 Kirby Corporation
a
1,133,888
43,366 Knight-Swift Transportation
Holdings, Inc. 2,188,248
9,850 Landstar System, Inc. 1,485,676
8,798 Lennox International, Inc. 2,268,652
15,430 Lincoln Electric Holdings, Inc. 2,126,408
14,173 ManpowerGroup, Inc. 1,331,128
15,378 MasTec, Inc.
a
1,339,424
14,830 Mercury Systems, Inc.
a
955,794
14,536 Middleby Corporation
a
2,383,032
19,793 MillerKnoll, Inc. 684,046
9,528 MSA Safety, Inc. 1,264,366
12,317 MSC Industrial Direct Company,
Inc. 1,049,532
43,962 nVent Electric plc 1,528,998
17,404 Oshkosh Corporation 1,751,713
26,258 Owens Corning, Inc. 2,402,607
17,706 Regal Rexnord Corporation 2,634,299
14,030 Ryder System, Inc. 1,113,000
6,882 Saia, Inc.
a
1,677,969
11,351 Simpson Manufacturing Company,
Inc. 1,237,713
24,005 Stericycle, Inc.
a
1,414,375
54,092 Sunrun, Inc.
a
1,642,774
18,239 Terex Corporation 650,403
14,110 Tetra Tech, Inc. 2,327,303
18,039 Timken Company 1,094,967
27,414 Toro Company 2,343,623
30,081 Trex Company, Inc.
a
1,965,192
21,373 Trinity Industries, Inc. 734,376
44,673 Univar, Inc.
a
1,435,790
5,546 Valmont Industries, Inc. 1,323,276
5,604 Vicor Corporation
a
395,362
44,177 Vontier Corporation 1,121,654
8,630 Watsco, Inc. 2,629,043
7,201 Watts Water Technologies, Inc. 1,005,188
15,644 Werner Enterprises, Inc. 641,404
16,481 Woodward, Inc. 2,058,642
25,778 XPO Logistics, Inc.
a
1,876,638
Total 108,793,322
Information Technology (14.7%)
30,721 ACI Worldwide, Inc.
a
967,404
13,009 Alliance Data Systems Corporation 730,455
26,198 Amkor Technology, Inc. 569,021
17,786 Arrow Electronics, Inc.
a
2,109,953
17,419 Aspen Technology, Inc.
a
2,880,580
25,860 Avnet, Inc. 1,049,657
19,576 Azenta, Inc. 1,622,459
11,732 Belden, Inc. 649,953
11,682 Blackbaud, Inc.
a
699,401
6,096 CACI International, Inc.
a
1,836,481
14,328 Calix, Inc.
a
614,814
30,517 CDK Global, Inc. 1,485,568
40,472 Ciena Corporation
a
2,453,817
14,969 Cirrus Logic, Inc.
a
1,269,222
7,468 CMC Materials, Inc. 1,384,567
46,199 Cognex Corporation 3,564,253
6,473 Coherent, Inc.
a
1,769,459
11,644 CommVault Systems, Inc.
a
772,579
11,210 Concentrix Corporation 1,867,138
23,056 Digital Turbine, Inc.
a
1,010,083
14,279 Envestnet, Inc.
a
1,062,929
Shares Common Stock (98.4%) Value
Information Technology (14.7%) - continued
13,812 Euronet Worldwide, Inc.
a
$ 1,797,632
6,867 Fair Isaac Corporation
a
3,203,181
25,839 First Solar, Inc.
a
2,163,758
44,555 Genpact, Ltd. 1,938,588
27,786 II-VI, Inc.
a,b
2,014,207
37,494 Jabil, Inc. 2,314,505
46,855 Kyndryl Holdings, Inc.
a
614,738
35,784 Lattice Semiconductor
Corporation
a
2,181,035
6,437 Littelfuse, Inc. 1,605,452
17,793 LiveRamp Holding, Inc.
a
665,280
18,866 Lumentum Holdings, Inc.
a
1,841,322
16,503 Manhattan Associates, Inc.
a
2,289,131
16,181 MAXIMUS, Inc. 1,212,766
16,269 Mimecast, Ltd.
a
1,294,362
14,492 MKS Instruments, Inc. 2,173,800
34,462 National Instruments Corporation 1,398,813
34,493 NCR Corporation
a
1,386,274
10,368 Paylocity Holding Corporation
a
2,133,423
15,459 Power Integrations, Inc. 1,432,740
8,725 Qualys, Inc.
a
1,242,527
84,517 Sabre Corporation
a
966,029
24,371 SailPoint Technologies Holdings,
Inc.
a
1,247,308
14,879 Science Applications International
Corporation 1,371,397
16,838 Semtech Corporation
a
1,167,547
9,981 Silicon Laboratories, Inc.
a
1,499,146
3,916 SiTime Corporation
a
970,463
21,698 SunPower Corporation
a,b
466,073
10,328 Synaptics, Inc.
a
2,060,436
10,831 TD SYNNEX Corporation 1,117,868
28,352 Teradata Corporation
a
1,397,470
11,329 Universal Display Corporation 1,891,377
19,439 ViaSat, Inc.
a
948,623
34,678 Vishay Intertechnology, Inc. 679,689
102,903 Western Union Company 1,928,402
11,712 WEX, Inc.
a
2,090,006
32,291 Wolfspeed, Inc.
a
3,676,653
32,071 Xerox Holdings Corporation 646,872
12,601 Ziff Davis, Inc.
a
1,219,525
Total 90,618,211
Materials (7.3%)
48,107 Alcoa Corporation 4,331,073
17,201 AptarGroup, Inc. 2,021,118
13,833 Ashland Global Holdings, Inc. 1,361,306
23,907 Avient Corporation 1,147,536
14,787 Cabot Corporation 1,011,579
41,814 Chemours Company 1,316,305
124,937 Cleveland-Cliffs, Inc.
a
4,024,221
31,744 Commercial Metals Company 1,321,185
10,323 Eagle Materials, Inc. 1,325,060
6,938 Greif, Inc. 451,386
10,266 Ingevity Corporation
a
657,743
22,992 Louisiana-Pacific Corporation 1,428,263
8,700 Minerals Technologies, Inc. 575,505
1,787 NewMarket Corporation 579,667
36,876 Olin Corporation 1,927,877
16,372 Reliance Steel & Aluminum
Company 3,001,806
17,151 Royal Gold, Inc. 2,423,093
33,885 RPM International, Inc. 2,759,594
10,603 Scotts Miracle-Gro Company 1,303,745
10,982 Sensient Technologies Corporation 921,939

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Materials (7.3%) - continued
21,927 Silgan Holdings, Inc. $ 1,013,685
25,693 Sonoco Products Company 1,607,354
49,264 Steel Dynamics, Inc. 4,110,096
68,183 United States Steel Corporation 2,573,226
46,867 Valvoline, Inc. 1,479,123
8,518 Worthington Industries, Inc. 437,910
Total 45,111,395
Real Estate (9.9%)
36,363 American Campus Communities,
Inc. 2,035,237
41,021 Apartment Income REIT
Corporation 2,192,983
77,829 Brixmor Property Group, Inc. 2,008,767
26,705 Camden Property Trust 4,438,371
29,351 Corporate Office Properties Trust 837,678
38,853 Cousins Properties, Inc. 1,565,387
45,856 Douglas Emmett, Inc. 1,532,508
10,631 EastGroup Properties, Inc. 2,161,070
19,547 EPR Properties 1,069,416
34,046 First Industrial Realty Trust, Inc. 2,107,788
38,554 Healthcare Realty Trust, Inc. 1,059,464
27,409 Highwoods Properties, Inc. 1,253,688
39,844 Hudson Pacific Properties, Inc. 1,105,671
29,830 JBG SMITH Properties 871,633
13,188 Jones Lang LaSalle, Inc.
a
3,157,999
27,449 Kilroy Realty Corporation 2,097,653
57,230 Kite Realty Group Trust 1,303,127
22,687 Lamar Advertising Company 2,635,776
21,433 Life Storage, Inc. 3,009,836
55,669 Macerich Company 870,663
155,952 Medical Properties Trust, Inc. 3,296,825
83,706 MGIC Investment Corporation 1,134,216
45,895 National Retail Properties, Inc. 2,062,521
21,412 National Storage Affiliates Trust 1,343,817
62,446 Omega Healthcare Investors, Inc. 1,945,817
34,331 Pebblebrook Hotel Trust 840,423
57,563 Physicians Realty Trust 1,009,655
18,047 PotlatchDeltic Corporation 951,618
5,255 PS Business Parks, Inc. 883,260
37,987 Rayonier, Inc. REIT 1,562,026
41,877 Rexford Industrial Realty, Inc. 3,123,605
59,755 Sabra Health Care REIT, Inc. 889,752
16,751 SL Green Realty Corporation 1,359,846
33,369 Spirit Realty Capital, Inc. 1,535,641
64,127 Store Capital Corporation 1,874,432
Total 61,128,169
Utilities (3.5%)
13,737 ALLETE, Inc. 920,104
16,677 Black Hills Corporation 1,284,463
60,100 Essential Utilities, Inc. 3,072,913
28,564 Hawaiian Electric Industries, Inc. 1,208,543
13,200 IDACORP, Inc. 1,522,752
53,137 MDU Resources Group, Inc. 1,416,101
23,895 National Fuel Gas Company 1,641,586
25,102 New Jersey Resources
Corporation 1,151,178
14,132 NorthWestern Corporation 854,845
52,307 OGE Energy Corporation 2,133,079
14,003 ONE Gas, Inc. 1,235,625
22,429 PNM Resources, Inc. 1,069,190
17,216 Southwest Gas Holdings, Inc. 1,347,841
13,523 Spire, Inc. 970,410
Shares Common Stock (98.4%) Value
Utilities (3.5%) - continued
54,823 UGI Corporation $ 1,985,689
Total 21,814,319
Total Common Stock
(cost $425,138,177) 606,648,401
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
9,147,260 Thrivent Cash Management Trust 9,147,260
Total Collateral Held for
Securities Loaned
(cost $9,147,260) 9,147,260
Shares or
Principal
Amount Short-Term Investments ( 1.5% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.100%, 4/1/2022
c
500,000
100,000 0.170%, 4/18/2022
c,d
99,992
100,000 0.315%, 5/24/2022
c,d
99,938
100,000 0.600%, 7/19/2022
c,d
99,771
Thrivent Core Short-Term Reserve
Fund
886,126 0.660% 8,861,257
Total Short-Term Investments
(cost $9,661,020) 9,660,958
Total Investments (cost
$443,946,457) 101.4% $625,456,619
Other Assets and Liabilities, Net
(1.4%) (8,833,084)
Total Net Assets 100.0% $616,623,535
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 8,788,904
Total lending $8,788,904
Gross amount payable upon return of
collateral for securities loaned $9,147,260
Net amounts due to counterparty $358,356
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,514,941 8,514,941 – –
Consumer Discretionary 88,024,914 88,024,914 – –
Consumer Staples 21,885,324 21,885,324 – –
Energy 21,733,457 21,733,457 – –
Financials 85,085,584 85,085,584 – –
Health Care 53,938,765 53,938,765 – –
Industrials 108,793,322 108,793,322 – –
Information Technology 90,618,211 90,618,211 – –
Materials 45,111,395 45,111,395 – –
Real Estate 61,128,169 61,128,169 – –
Utilities 21,814,319 21,814,319 – –
Short-Term Investments 799,701 – 799,701 –
Subtotal Investments in Securities $607,448,102 $606,648,401 $799,701 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,861,257
Collateral Held for Securities Loaned 9,147,260
Subtotal Other Investments $18,008,517
Total Investments at Value $625,456,619
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 265,290 265,290 – –
Total Asset Derivatives $265,290 $265,290 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $299,701 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 37 June 2022 $ 9,684,750 $ 265,290
Total Futures Long Contracts $ 9,684,750 $ 265,290
Total Futures Contracts $ 9,684,750 $265,290

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $4,073 $16,536 $11,748 $8,861 886 1.4%
Total Affiliated Short-Term Investments 4,073 8,861 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,734 27,472 23,059 9,147 9,147 1.5
Total Collateral Held for Securities Loaned 4,734 9,147 1.5
Total Value $8,807 $18,008
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $4
Total Income/Non Income Cash from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (1.0%)
722,909 DISH Network Corporation
a
$ 22,880,070
Total 22,880,070
Consumer Discretionary (12.5%)
251,422 Aptiv plc
a
30,097,727
316,556 Caesars Entertainment, Inc.
a
24,488,772
29,430 Chipotle Mexican Grill, Inc.
a
46,559,143
168,482 Expedia Group, Inc.
a
32,966,873
737,173 Harley-Davidson, Inc. 29,044,616
130,109 Lululemon Athletica, Inc.
a
47,519,710
12,744 NVR, Inc.
a
56,930,889
67,952 RH
a
22,158,468
Total 289,766,198
Consumer Staples (3.3%)
927,947 Hain Celestial Group, Inc.
a
31,921,377
761,566 Lamb Weston Holdings, Inc. 45,625,419
Total 77,546,796
Energy (3.8%)
973,776 Devon Energy Corporation 57,579,375
308,819 Valero Energy Corporation 31,357,481
Total 88,936,856
Financials (15.5%)
1,094,510 Ally Financial, Inc. 47,589,295
1,165,058 Arch Capital Group, Ltd.
a
56,412,108
524,385 Assured Guaranty, Ltd. 33,382,349
1,208,371 Equitable Holdings, Inc. 37,350,748
235,352 Kinsale Capital Group, Inc. 53,664,963
1,315,178 Radian Group, Inc. 29,210,103
615,754 Western Alliance Bancorp 50,996,746
809,540 Zions Bancorporation NA 53,073,443
Total 361,679,755
Health Care (9.2%)
52,706 Align Technology, Inc.
a
22,979,816
188,348 Biohaven Pharmaceutical Holding
Company, Ltd.
a
22,332,423
80,403 Bio-Techne Corporation 34,817,715
328,286 Edwards Lifesciences Corporation
a
38,645,828
106,516 Insulet Corporation
a
28,374,797
696,894 NuVasive, Inc.
a
39,513,890
344,598 Syneos Health, Inc.
a
27,895,208
Total 214,559,677
Industrials (16.6%)
278,349 Advanced Drainage Systems, Inc. 33,070,645
1,810,474 Dun & Bradstreet Holdings, Inc.
a
31,719,505
1,072,826 Howmet Aerospace, Inc. 38,557,366
174,180 Old Dominion Freight Line, Inc. 52,024,082
417,294 Quanta Services, Inc. 54,920,063
267,235 Regal Rexnord Corporation 39,759,223
733,142 Southwest Airlines Company
a
33,577,904
609,884 Timken Company 37,019,959
187,989 United Rentals, Inc.
a
66,775,573
Total 387,424,320
Information Technology (12.0%)
112,070 ANSYS, Inc.
a
35,599,035
483,156 AppLovin Corporation
a,b
26,607,401
121,253 Bill.com Holdings, Inc.
a
27,498,968
482,520 Calix, Inc.
a
20,704,933
674,603 Ciena Corporation
a
40,901,180
Shares Common Stock (97.3%) Value
Information Technology (12.0%) - continued
1,217,627 Dropbox, Inc.
a
$ 28,309,828
154,460 NICE, Ltd. ADR
a
33,826,740
940,047 Sonos, Inc.
a
26,528,126
556,664 Trimble, Inc.
a
40,157,741
Total 280,133,952
Materials (8.4%)
502,820 Ashland Global Holdings, Inc. 49,482,516
487,364 Ball Corporation 43,862,760
332,901 PPG Industries, Inc. 43,633,334
713,766 Steel Dynamics, Inc. 59,549,498
Total 196,528,108
Real Estate (8.3%)
284,028 Alexandria Real Estate Equities,
Inc. 57,160,635
308,773 Camden Property Trust 51,318,073
264,168 Digital Realty Trust, Inc. 37,459,022
804,217 Duke Realty Corporation 46,692,839
Total 192,630,569
Utilities (6.7%)
1,098,013 Alliant Energy Corporation 68,603,852
1,362,971 CenterPoint Energy, Inc. 41,761,432
387,943 Entergy Corporation 45,292,345
Total 155,657,629
Total Common Stock
(cost $1,555,952,376) 2,267,743,930
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
9,107,800 Thrivent Cash Management Trust 9,107,800
Total Collateral Held for
Securities Loaned
(cost $9,107,800) 9,107,800
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
6,387,680 0.660% 63,876,803
Total Short-Term Investments
(cost $63,848,558) 63,876,803
Total Investments (cost
$1,628,908,734) 100.4% $2,340,728,533
Other Assets and Liabilities, Net
(0.4%) (10,238,001)
Total Net Assets 100.0% $2,330,490,532
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 8,877,284
Total lending $8,877,284
Gross amount payable upon return of
collateral for securities loaned $9,107,800
Net amounts due to counterparty $230,516
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,880,070 22,880,070 – –
Consumer Discretionary 289,766,198 289,766,198 – –
Consumer Staples 77,546,796 77,546,796 – –
Energy 88,936,856 88,936,856 – –
Financials 361,679,755 361,679,755 – –
Health Care 214,559,677 214,559,677 – –
Industrials 387,424,320 387,424,320 – –
Information Technology 280,133,952 280,133,952 – –
Materials 196,528,108 196,528,108 – –
Real Estate 192,630,569 192,630,569 – –
Utilities 155,657,629 155,657,629 – –
Subtotal Investments in Securities $2,267,743,930 $2,267,743,930 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 63,876,803
Collateral Held for Securities Loaned 9,107,800
Subtotal Other Investments $72,984,603
Total Investments at Value $2,340,728,533
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $64,547 $39,002 $39,672 $63,877 6,388 2.7%
Total Affiliated Short-Term Investments 64,547 63,877 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,010 55,357 76,259 9,108 9,108 0.4
Total Collateral Held for Securities Loaned 30,010 9,108 0.4
Total Value $94,557 $72,985
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $46
Total Income/Non Income Cash from Affiliated
Investments $46
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.1% ) Value
Communications Services (2.3%)
10,305 Discovery, Inc., Class A
a,b
$ 256,801
33,653 Imax Corporation
b
637,051
Total 893,852
Consumer Discretionary (11.2%)
1,991 Aptiv plc
b
238,343
9,378 Cedar Fair, LP
b
513,914
6,597 Dollar Tree, Inc.
b
1,056,510
8,635 eBay, Inc. 494,440
3,595 Lear Corporation 512,611
2,815 Mohawk Industries, Inc.
b
349,623
3,339 Polaris, Inc. 351,663
15,916 Tapestry, Inc. 591,279
3,752 Wyndham Hotels & Resorts, Inc. 317,757
Total 4,426,140
Consumer Staples (5.6%)
7,634 Albertsons Companies, Inc. 253,831
11,858 Hain Celestial Group, Inc.
b
407,915
15,277 Lamb Weston Holdings, Inc. 915,245
7,940 Sysco Corporation 648,301
Total 2,225,292
Energy (5.8%)
18,285 Enterprise Products Partners, LP 471,936
16,625 Helmerich & Payne, Inc. 711,217
5,299 Marathon Petroleum Corporation 453,064
2,651 Pioneer Natural Resources
Company 662,830
Total 2,299,047
Financials (18.3%)
2,702 Capital One Financial Corporation 354,746
6,035 Cboe Global Markets, Inc. 690,525
6,558 Comerica, Inc. 593,040
26,059 Eastern Bankshares, Inc. 561,311
9,910 Enterprise Financial Services
Corporation 468,842
19,876 Equitable Holdings, Inc. 614,367
8,922 Hartford Financial Services Group,
Inc. 640,689
3,971 M&T Bank Corporation 673,085
4,463 Raymond James Financial, Inc. 490,528
8,293 Selective Insurance Group, Inc. 741,062
10,060 Voya Financial, Inc. 667,481
8,042 Wintrust Financial Corporation 747,343
Total 7,243,019
Health Care (9.5%)
8,592 Acadia Healthcare Company, Inc.
b
563,034
9,857 Baxter International, Inc. 764,312
9,942 Cardinal Health, Inc. 563,711
8,363 Centene Corporation
b
704,081
6,373 NuVasive, Inc.
b
361,349
4,749 Syneos Health, Inc.
b
384,432
3,428 Zimmer Biomet Holdings, Inc. 438,441
Total 3,779,360
Industrials (13.5%)
5,352 AGCO Corporation 781,552
15,589 Barnes Group, Inc. 626,522
2,715 Carlisle Companies, Inc. 667,673
9,604 Crane Company 1,039,921
2,464 JB Hunt Transport Services, Inc. 494,747
Shares Common Stock (94.1%) Value
Industrials (13.5%) - continued
3,865 Lincoln Electric Holdings, Inc. $ 532,636
2,888 Robert Half International, Inc. 329,752
18,709 Southwest Airlines Company
b
856,872
Total 5,329,675
Information Technology (11.5%)
7,162 Booz Allen Hamilton Holding
Corporation 629,110
5,580 CommVault Systems, Inc.
b
370,233
7,091 Fidelity National Information
Services, Inc. 712,078
5,319 Jabil, Inc. 328,342
8,790 Juniper Networks, Inc. 326,636
24,020 Knowles Corporation
b
517,151
14,071 NCR Corporation
b
565,513
6,896 ON Semiconductor Corporation
b
431,759
4,137 PTC, Inc.
b
445,638
4,259 Western Digital Corporation
b
211,459
Total 4,537,919
Materials (6.7%)
20,332 Axalta Coating Systems, Ltd.
b
499,761
13,473 Berry Plastics Group, Inc.
b
780,895
5,501 CF Industries Holdings, Inc. 566,933
7,979 LyondellBasell Industries NV 820,401
Total 2,667,990
Real Estate (6.0%)
2,362 Camden Property Trust 392,564
4,595 CBRE Group, Inc.
b
420,534
10,383 Highwoods Properties, Inc. 474,919
24,627 Host Hotels & Resorts, Inc. 478,503
25,146 Kimco Realty Corporation 621,106
Total 2,387,626
Utilities (3.7%)
4,900 Alliant Energy Corporation 306,152
17,278 CenterPoint Energy, Inc. 529,398
9,310 Evergy, Inc. 636,245
Total 1,471,795
Total Common Stock
(cost $32,882,653) 37,261,715
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
562,975 Thrivent Cash Management Trust 562,975
Total Collateral Held for
Securities Loaned
(cost $562,975) 562,975
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
6,909 Fidelity US Utilities ETF
a
331,079
Total 331,079
Total Registered Investment
Companies (cost $283,516) 331,079

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
166,866 0.660% $ 1,668,658
Total Short-Term Investments
(cost $1,668,658) 1,668,658
Total Investments (cost
$35,397,802) 100.6% $39,824,427
Other Assets and Liabilities, Net
(0.6%) (219,793)
Total Net Assets 100.0% $39,604,634
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 543,428
Total lending $543,428
Gross amount payable upon return of
collateral for securities loaned $562,975
Net amounts due to counterparty $19,547
Definitions:
ETF - Exchange Traded Fund
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 893,852 893,852 – –
Consumer Discretionary 4,426,140 4,426,140 – –
Consumer Staples 2,225,292 2,225,292 – –
Energy 2,299,047 2,299,047 – –
Financials 7,243,019 7,243,019 – –
Health Care 3,779,360 3,779,360 – –
Industrials 5,329,675 5,329,675 – –
Information Technology 4,537,919 4,537,919 – –
Materials 2,667,990 2,667,990 – –
Real Estate 2,387,626 2,387,626 – –
Utilities 1,471,795 1,471,795 – –
Registered Investment Companies
Unaffiliated 331,079 331,079 – –
Subtotal Investments in Securities $37,592,794 $37,592,794 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,668,658
Collateral Held for Securities Loaned 562,975
Subtotal Other Investments $2,231,633
Total Investments at Value $39,824,427
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $652 $7,768 $6,751 $1,669 167 4.2%
Total Affiliated Short-Term Investments 652 1,669 4.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 266 1,262 965 563 563 1.4
Total Collateral Held for Securities Loaned 266 563 1.4
Total Value $918 $2,232
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 1,745,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 1,725,369
INEOS US Petrochem, LLC, Term
Loan
1,320,025
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,294,944
Innophos Holdings, Inc., Term
Loan
813,400
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
808,316
Nouryon USA, LLC, Term Loan
1,515,979
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,491,345
Pixelle Specialty Solutions, LLC,
Term Loan
964,064
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
942,980
Sparta US HoldCo, LLC, Term
Loan
259,350
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b,c
255,460
Venator Finance SARL, Term Loan
927,855
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
881,462
Total 7,399,876
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
631,825
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
623,927
BW Holding, Inc., Delayed Draw
282,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
277,065
BW Holding, Inc., Term Loan
1,061,340
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
1,042,767
Flex Acquisition Company, Inc.,
Term Loan
1,772,731
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,768,424
740,666
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
738,755
Foley Products Company, LLC,
Term Loan
1,455,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
1,440,450
Gemini HDPE, LLC, Term Loan
1,124,548
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,105,341
GFL Environmental, Inc., Term
Loan
1,209,688
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,203,639
Graham Packaging Company,
Inc., Term Loan
1,227,600
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,204,362
Grinding Media, Inc., Term Loan
1,756,175
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
1,736,418
Groupe Solmax, Inc., Term Loan
1,548,350
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,519,318
Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.3%) - continued
HRNI Holdings, LLC, Term Loan
$ 818,025
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 810,524
Hyperion Materials &
Technologies, Inc., Term Loan
1,047,375
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
1,036,252
LABL, Inc., Term Loan
418,950
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
412,741
LRS Holdings, LLC, Term Loan
835,905
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
829,636
LTR Intermediate Holdings, Inc.,
Term Loan
907,725
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
889,570
Mauser Packaging Solutions
Holding Company, Term Loan
1,253,348
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,234,021
Novae, LLC, Delayed Draw
485,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
480,756
Novae, LLC, Term Loan
1,697,500
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,682,647
Pactiv Evergreen Group Holdings,
Inc., Term Loan
987,500
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
960,551
Quikrete Holdings Inc., Term Loan
1,045,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
1,024,685
RLG Holdings, LLC, Term Loan
950,024
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
940,524
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,339,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
1,318,915
TransDigm, Inc., Term Loan
2,851,893
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,801,985
TricorBraun Holdings, Inc., Term
Loan
1,538,842
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,498,016
Trident TPI Holdings, Inc., Delayed
Draw
129,665
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
127,802
Trident TPI Holdings, Inc., Term
Loan
915,400
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
902,246
Venga Finance SARL, Term Loan
838,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
812,600
Vertiv Group Corporation, Term
Loan
4,241,313
2.991%,  (LIBOR 1M +
2.750%), 3/2/2027
b
4,129,978

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.3%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 950,225
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 946,263
Total 35,500,178
Communications Services (0.2%)
Allen Media, LLC, Term Loan
833,645
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
825,517
Altice France SA, Term Loan
842,962
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
821,888
Audacy Capital Corporation, Term
Loan
1,030,385
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,010,807
Cablevision Lightpath, LLC, Term
Loan
1,160,312
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,144,068
CCI Buyer, Inc., Term Loan
297,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
292,483
CommScope, Inc., Term Loan
1,547,229
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,504,031
DIRECTV Financing, LLC, Term
Loan
1,886,125
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,881,957
E.W. Scripps Company, Term Loan
955,938
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
948,319
iHeartCommunications, Inc., Term
Loan
858,194
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
851,869
Metronet Systems Holdings, LLC,
Term Loan
1,574,390
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,555,198
NEP Group, Inc., Term Loan
1,310,962
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,285,399
195,000
7.457%,  (LIBOR 1M +
7.000%), 10/19/2026
b
187,736
Nexstar Media, Inc., Term Loan
1,863,576
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,854,593
ORBCOMM, Inc., Term Loan
930,325
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
920,250
Peraton Corporation, Term Loan
1,555,380
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,542,252
Sharp Midco, LLC, Term Loan
351,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
348,367
Terrier Media Buyer, Inc., Term
Loan
1,609,625
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,583,211
Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.2%) - continued
Univision Communications, Inc.,
Term Loan
$ 870,000
4.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 859,847
Voyage Australia, Pty. Ltd., Term
Loan
880,575
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
869,938
Xplornet Communications, Inc.,
Term Loan
930,325
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
911,523
825,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
816,750
Zacapa SARL, Term Loan
500,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
496,125
Total 22,512,128
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
560,763
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
504,372
AI Aqua Merger Sub, Inc., Delayed
Draw
109,125
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
108,000
AI Aqua Merger Sub, Inc., Term
Loan
948,375
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
938,597
American Trailer World
Corporation, Term Loan
1,525,881
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,461,032
Caesars Resort Collection, LLC,
Term Loan
779,068
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
775,562
Carnival Corporation, Term Loan
861,234
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
836,258
Cengage Learning, Inc., Term
Loan
1,731,300
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,715,078
CP Atlas Buyer, Inc., Term Loan
1,054,489
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
1,023,024
Golden Entertainment, Inc., Term
Loan
2,179,688
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,149,717
Great Canadian Gaming
Corporation, Term Loan
573,563
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
569,800
Michaels Companies, Inc., Term
Loan
1,657,475
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,551,347

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Cyclical (0.2%) - continued
Penn National Gaming, Inc., Term
Loan
$ 1,649,001
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
$ 1,637,326
Scientific Games International,
Inc., Term Loan
5,182,150
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,159,504
Secure Acquisition, Inc., Delayed
Draw
136,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
133,620
Secure Acquisition, Inc., Term
Loan
916,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
899,970
Staples, Inc., Term Loan
270,630
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
262,376
877,628
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
827,620
Tenneco, Inc., Term Loan
1,155,152
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,139,061
Voyage Digital NZ/US, Term Loan
1,455,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
1,425,900
Wyndham Hotels & Resorts, Inc.,
Term Loan
892,625
2.207%,  (LIBOR 1M +
1.750%), 5/30/2025
b
883,538
Total 24,001,702
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
441,662
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
433,933
Alltech, Inc., Term Loan
821,870
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
807,487
Bausch Health Americas, Inc.,
Term Loan
1,925,649
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,907,991
Bausch Health Companies, Inc.,
Term Loan
2,274,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
2,248,418
Blue Ribbon, LLC, Term Loan
1,160,250
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,135,885
Chobani, LLC, Term Loan
595,925
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
584,751
City Brewing Company, LLC, Term
Loan
1,681,114
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,529,813
CNT Holdings I Corporation, Term
Loan
777,150
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
772,130
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
219,267
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Del Monte Foods, Inc., Term Loan
$ 546,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
$ 537,128
Endo Luxembourg Finance
Company I SARL, Term Loan
1,861,200
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
1,739,254
Gainwell Acquisition Corporation,
Term Loan
2,148,246
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
2,142,875
Global Medical Response, Inc.,
Term Loan
4,591,751
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
4,552,996
Herens US Holdco Corporation,
Term Loan
1,607,870
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,565,664
Mamba Purchaser, Inc., Term Loan
160,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
159,000
Packaging Coordinators Midco,
Inc., Term Loan
834,784
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
829,391
Petco Health & Wellness
Company, Inc., Term Loan
1,376,100
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,361,362
PetSmart, LLC, Term Loan
1,960,150
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,951,976
Precision Medicine Group, LLC,
Delayed Draw
161,538
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
158,174
Precision Medicine Group, LLC,
Term Loan
1,222,981
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,197,506
Total 25,835,001
Energy (<0.1%)
Calpine Corporation, Term Loan
1,501,000
2.960%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,486,935
Energizer Holdings, Inc., Term
Loan
311,850
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b,c
306,393
GIP II Blue Holding LP, Term Loan
1,620,938
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,612,833
Total 3,406,161
Financials (0.1%)
Asurion, LLC, Term Loan
1,678,750
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,640,273
594,000
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
581,193
1,095,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,072,005

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Financials (0.1%) - continued
$ 955,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
$ 932,319
Digicel International Finance, Ltd.,
Term Loan
1,297,207
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,232,346
Rinchem Company, Inc., Term
Loan
364,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
362,180
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
546,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
535,080
Tiger Acquisition, LLC, Term Loan
567,150
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
543,165
Tronox Finance, LLC, Term Loan
707,723
3.164%,  (LIBOR 1M +
2.250%), 3/11/2028
b
696,669
Total 7,595,230
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,302,653
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,279,205
Crown Subsea Communications
Holding, Inc., Term Loan
1,358,322
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,349,262
Gogo Intermediate Holdings, LLC,
Term Loan
1,473,863
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,460,966
Gridiron Fiber Corporation, Term
Loan
635,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
618,731
Lummus Technology Holdings V,
LLC, Term Loan
2,803,228
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,706,882
Prime Security Services Borrower,
LLC, Term Loan
3,667,950
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
3,637,396
Rackspace Technology Global,
Inc., Term Loan
2,361,150
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
2,313,077
Redstone Holdco 2 LP, Term Loan
840,706
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
819,689
481,772
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
438,413
SS&C Technologies, Inc., Term
Loan
75,777
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
74,510
64,882
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
63,797
Principal
Amount Bank Loans (1.5%)
a
Value
Technology (0.2%) - continued
Verscend Holding Corporation,
Term Loan
$ 535,950
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 533,270
Zayo Group Holdings, Inc., Term
Loan
2,550,046
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,479,282
Total 17,774,480
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,850,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,882,946
Air Canada, Term Loan
609,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
602,654
Genesee & Wyoming, Inc., Term
Loan
1,626,800
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,606,970
Hertz Corporation, Term Loan
461,512
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
457,345
87,635
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
86,843
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
932,625
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
995,002
United Airlines, Inc., Term Loan
871,200
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
859,587
Total 8,423,972
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
278,753
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
276,838
CQP Holdco, LP, Term Loan
2,079,550
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,066,886
EnergySolutions, LLC, Term Loan
951,006
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
929,609
Exgen Renewables IV, LLC, Term
Loan
525,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
519,424
Osmose Utilities Services, Inc.,
Term Loan
368,150
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
363,088

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Utilities (0.1%) - continued
PG&E Corporation, Term Loan
$ 858,741
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 846,933
Total 5,002,778
Total Bank Loans
(cost $158,978,661) 157,451,506
Shares
Registered Investment
Companies ( 36.5% ) Value
Unaffiliated  (0.9%)
8,769 Invesco QQQ Trust Series 1 3,179,113
45,275 ProShares Ultra S&P 500
f
2,970,493
13,688 ProShares UltraPro QQQ 796,368
65,500 SPDR Blackstone Senior Loan ETF
f
2,944,880
84,203 SPDR Bloomberg Short Term High
Yield Bond ETF 2,209,487
147,847 SPDR S&P 500 ETF Trust 66,773,619
33,085 SPDR S&P Biotech ETF
f,g
2,973,680
31,850 SPDR S&P Oil & Gas Exploration
ETF
f
4,285,417
Total 86,133,057
Affiliated  (35.6%)
21,415,985 Thrivent Core Emerging Markets
Debt Fund 185,248,268
5,655,785 Thrivent Core Emerging Markets
Equity Fund 55,257,019
21,802,367 Thrivent Core Low Volatility Equity
Fund 283,866,815
32,141,192 Thrivent Global Stock Portfolio 496,243,939
27,532,723 Thrivent High Yield Portfolio 121,510,168
42,973,756 Thrivent Income Portfolio 425,685,132
40,624,506 Thrivent International Allocation
Portfolio 429,721,958
4,781,335 Thrivent International Index
Portfolio 61,951,755
38,932,987 Thrivent Large Cap Value Portfolio 946,102,720
22,078,142 Thrivent Limited Maturity Bond
Portfolio 213,800,313
18,846,768 Thrivent Mid Cap Stock Portfolio 480,036,616
6,674,851 Thrivent Small Cap Stock Portfolio 165,165,183
Total 3,864,589,886
Total Registered Investment
Companies (cost $2,921,567,156) 3,950,722,943
Shares Common Stock ( 32.0% ) Value
Communications Services (2.5%)
5,949 Alphabet, Inc., Class A
g
16,546,251
42,504 Alphabet, Inc., Class C
g
118,713,247
24,795 AMC Networks, Inc.
f,g
1,007,421
750,592 AT&T, Inc. 17,736,489
17,337 Cars.com, Inc.
g
250,173
382,150 Comcast Corporation 17,892,263
194,375 Discovery, Inc., Class A
f,g
4,843,825
30,173 Discovery, Inc., Class C
g
753,420
4,686 DISH Network Corporation
g
148,312
5,246 E.W. Scripps Company
g
109,064
33,556 Electronic Arts, Inc. 4,245,169
25,488 Fox Corporation, Class A 1,005,502
7,342 Gray Television, Inc. 162,038
6,712 Hemisphere Media Group, Inc.
g
30,674
20,442 Liberty Global plc, Class A
g
521,475
Shares Common Stock (32.0%) Value
Communications Services (2.5%) - continued
14,230 Lions Gate Entertainment
Corporation, Class B $ 213,877
190,804 Live Nation Entertainment, Inc.
g
22,446,183
72,582 Lumen Technologies, Inc. 817,999
59,013 Match Group, Inc.
g
6,417,074
16,673 Meta Platforms, Inc.
g
3,707,408
130,107 News Corporation, Class A 2,881,870
2,042 News Corporation, Class B 45,986
6,939 Nexstar Broadcasting Group, Inc. 1,307,863
23,641 Omnicom Group, Inc. 2,006,648
55,324 QuinStreet, Inc.
g
641,758
3,164 RingCentral, Inc.
g
370,852
11,074 Telephone & Data Systems, Inc. 209,077
539,936 Twitter, Inc.
g
20,890,124
1,356 United States Cellular Corporation
g
40,992
81,342 Upwork, Inc.
g
1,890,388
253,252 Verizon Communications, Inc. 12,900,657
16,473 Walt Disney Company
g
2,259,437
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
187,737
39,137 Zillow Group, Inc.
g
1,887,577
66,990 ZoomInfo Technologies, Inc.
g
4,001,983
Total 269,090,813
Consumer Discretionary (4.2%)
3,964 Aaron's Company, Inc. 79,597
1,986 Adient plc
g
80,969
6,954 Adtalem Global Education, Inc.
g
206,603
37,702 Amazon.com, Inc.
g
122,906,635
36,901 American Axle & Manufacturing
Holdings, Inc.
g
286,352
2,040 America's Car-Mart, Inc.
g
164,342
172,214 Aptiv plc
g
20,615,738
2,440 AutoZone, Inc.
g
4,988,775
35,114 AZEK Company, Inc.
g
872,232
51,171 Bally's Corporation
g
1,572,997
17,963 Beazer Homes USA, Inc.
g
273,397
10,319 BJ's Restaurants, Inc.
g
292,028
1,262 Booking Holdings, Inc.
g
2,963,744
3,111 Brunswick Corporation 251,649
11,046 Buckle, Inc. 364,960
15,454 Burlington Stores, Inc.
g
2,815,255
37,800 Caesars Entertainment, Inc.
g
2,924,208
52,777 Carvana Company
g
6,295,768
18,535 Cedar Fair, LP
g
1,015,718
30,136 Cheesecake Factory, Inc.
g
1,199,111
24,406 Chegg, Inc.
g
885,450
25,695 Chewy, Inc.
f,g
1,047,842
56,494 Chico's FAS, Inc.
g
271,171
12,841 Chipotle Mexican Grill, Inc.
g
20,314,847
20,901 Choice Hotels International, Inc. 2,962,926
671 Churchill Downs, Inc. 148,814
3,232 Chuy's Holdings, Inc.
g
87,264
10,122 Cimpress plc
g
643,658
34,341 Clarus Corporation 782,288
29,295 Container Store Group, Inc.
g
239,340
163,861 Cooper-Standard Holdings, Inc.
g
1,437,061
3,706 Cracker Barrel Old Country Store,
Inc. 440,013
28,852 Culp, Inc. 229,085
37,900 D.R. Horton, Inc. 2,823,929
8,179 Dana, Inc. 143,705
9,914 Darden Restaurants, Inc. 1,318,066
3,585 Dave & Buster's Entertainment,
Inc.
g
176,023

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Consumer Discretionary (4.2%) - continued
4,915 Deckers Outdoor Corporation
g
$ 1,345,580
12,003 Denny's Corporation
g
171,763
64,426 Designer Brands, Inc.
g
870,395
9 Dollar General Corporation 2,004
9,176 Dorman Products, Inc.
g
871,995
187,868 Duluth Holdings, Inc.
g
2,297,626
45,928 Emerald Holding, Inc.
g
156,155
402,576 Everi Holdings, Inc.
g
8,454,096
13,821 Expedia Group, Inc.
g
2,704,355
38,859 Five Below, Inc.
g
6,154,100
135,705 Ford Motor Company 2,294,772
117,876 Gap, Inc. 1,659,694
1,625 Garmin, Ltd. 192,741
117,074 General Motors Company
g
5,120,817
109,283 Gentex Corporation 3,187,785
4,774 G-III Apparel Group, Ltd.
g
129,137
72,133 Goodyear Tire & Rubber
Company
g
1,030,781
203 Graham Holdings Company 124,128
11,454 Grand Canyon Education, Inc.
g
1,112,298
1,428 Group 1 Automotive, Inc. 239,661
14,027 Groupon, Inc.
f,g
269,739
32,580 Hanesbrands, Inc. 485,116
29,766 Harley-Davidson, Inc. 1,172,780
34,290 Home Depot, Inc. 10,264,026
24,396 Lear Corporation 3,478,626
47,818 Leggett & Platt, Inc. 1,664,066
17,701 Lithia Motors, Inc. 5,312,424
48,684 Lowe's Companies, Inc. 9,843,418
844 Lululemon Athletica, Inc.
g
308,254
5,151 M.D.C. Holdings, Inc. 194,914
319,521 Macy's, Inc. 7,783,532
100,263 Magnite, Inc.
g
1,324,474
233 Marriott Vacations Worldwide
Corporation 36,744
24,672 McDonald's Corporation 6,100,892
17,838 Miller Industries, Inc. 502,318
30,204 Modine Manufacturing Company
g
272,138
11,891 Mohawk Industries, Inc.
g
1,476,862
1,787 Murphy USA, Inc. 357,329
33,511 NIKE, Inc. 4,509,240
92,968 Nordstrom, Inc.
f
2,520,362
69,105 Norwegian Cruise Line Holdings,
Ltd.
f,g
1,512,017
872 NVR, Inc.
g
3,895,459
33,314 Papa John's International, Inc. 3,507,298
97,082 Party City Holdco, Inc.
g
347,554
116,723 Penn National Gaming, Inc.
g
4,951,390
18,480 Perdoceo Education Corporation
g
212,150
65,293 Planet Fitness, Inc.
g
5,515,953
46,037 PVH Corporation 3,526,895
124,343 Qurate Retail, Inc. 591,873
2,625 RCI Hospitality Holdings, Inc. 161,332
440 RH
g
143,480
88,431 Ross Stores, Inc. 7,999,468
13,362 Ruth's Hospitality Group, Inc. 305,723
13,828 Six Flags Entertainment
Corporation
g
601,518
74,072 Skyline Champion Corporation
g
4,065,071
10,399 Sleep Number Corporation
g
527,333
57,092 Sony Group Corporation ADR 5,863,919
3,028 Standard Motor Products, Inc. 130,628
23,974 Stoneridge, Inc.
g
497,700
6,575 Strategic Education, Inc. 436,449
56,519 Tapestry, Inc. 2,099,681
Shares Common Stock (32.0%) Value
Consumer Discretionary (4.2%) - continued
21,592 Target Corporation $ 4,582,254
85,449 Taylor Morrison Home Corporation
g
2,325,922
68,291 Tesla, Inc.
g
73,590,382
3,851 Thor Industries, Inc.
f
303,074
211,832 ThredUp, Inc.
g
1,631,106
49,875 Toll Brothers, Inc. 2,345,123
3,511 TopBuild Corporation
g
636,860
32,827 TripAdvisor, Inc.
g
890,268
12,653 Tupperware Brands Corporation
g
246,101
8,787 Ulta Beauty, Inc.
g
3,499,159
5,621 Urban Outfitters, Inc.
g
141,143
21,339 Vail Resorts, Inc. 5,553,902
1,953 Visteon Corporation
g
213,131
1,465 Williams-Sonoma, Inc. 212,425
19,419 Wingstop, Inc. 2,278,820
8,520 Wolverine World Wide, Inc. 192,211
2,357 WW International, Inc.
g
24,112
57,920 Wyndham Hotels & Resorts, Inc. 4,905,245
27,693 Xometry, Inc.
f,g
1,017,718
12,884 Yum! Brands, Inc. 1,527,141
25,671 Zumiez, Inc.
g
980,889
Total 454,108,574
Consumer Staples (1.1%)
156,191 BJ's Wholesale Club Holdings,
Inc.
g
10,560,073
1,251 Boston Beer Company, Inc.
g
485,976
8,948 Casey's General Stores, Inc. 1,773,225
2,716 Coca-Cola Company 168,392
41,604 Colgate-Palmolive Company 3,154,831
197 Constellation Brands, Inc. 45,373
20,829 Costco Wholesale Corporation 11,994,380
36,281 Darling Ingredients, Inc.
g
2,916,267
171,283 e.l.f. Beauty, Inc.
g
4,424,240
4,508 Estee Lauder Companies, Inc. 1,227,619
17,220 Hain Celestial Group, Inc.
g
592,368
3,727 Hershey Company 807,380
12,054 Ingredion, Inc. 1,050,506
6,583 John B. Sanfilippo & Son, Inc. 549,286
16,107 Kimberly-Clark Corporation 1,983,738
163,853 Lamb Weston Holdings, Inc. 9,816,433
297 Medifast, Inc. 50,722
10,803 Molson Coors Beverage Company 576,664
73,831 Monster Beverage Corporation
g
5,899,097
2,085 PepsiCo, Inc. 348,987
17,925 Performance Food Group
Company
g
912,562
102,832 Philip Morris International, Inc. 9,660,038
1,098 PriceSmart, Inc. 86,599
71,848 Primo Water Corporation 1,023,834
38,606 Procter & Gamble Company 5,898,997
2,706 Seneca Foods Corporation
g
139,467
32,316 Sprouts Farmers Markets, Inc.
g
1,033,466
47,109 Sysco Corporation 3,846,450
120,346 Turning Point Brands, Inc. 4,092,967
8,675 US Foods Holding Corporation
g
326,440
19,323 Utz Brands, Inc. 285,594
239,889 Walmart, Inc. 35,724,270
Total 121,456,241
Energy (1.0%)
53,093 Antero Midstream Corporation 577,121
137,169 Antero Resources Corporation
g
4,187,770
18,836 APA Corporation 778,492
57,187 Archrock, Inc. 527,836

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Energy (1.0%) - continued
132,341 BP plc ADR $ 3,890,825
9,785 California Resources Corporation 437,683
32,576 ChampionX Corporation
g
797,461
79,450 ConocoPhillips 7,945,000
29,228 Continental Resources, Inc. 1,792,553
976 Core Laboratories NV 30,871
190,549 Devon Energy Corporation 11,267,162
9,841 Diamondback Energy, Inc. 1,349,004
2,378 DT Midstream, Inc. 129,030
10,967 EnLink Midstream, LLC 105,832
233,997 Enterprise Products Partners, LP 6,039,463
41,511 EOG Resources, Inc. 4,949,357
2,584 EQT Corporation 88,915
18,543 Equitrans Midstream Corporation 156,503
192,882 Exxon Mobil Corporation 15,930,124
223,282 Halliburton Company 8,455,689
29,515 Helix Energy Solutions Group, Inc.
g
141,082
21,317 Helmerich & Payne, Inc. 911,941
23,618 HF Sinclair Corporation
g
941,177
8,103 Liberty Oilfield Services, Inc.
g
120,086
194,258 Marathon Oil Corporation 4,877,818
46,746 Marathon Petroleum Corporation 3,996,783
29,409 Matador Resources Company 1,558,089
15,090 Newpark Resources, Inc.
g
55,229
45,495 Nine Energy Service, Inc.
g
170,151
139,628 NOV, Inc. 2,738,105
18,598 Oceaneering International, Inc.
g
281,946
7,181 Par Pacific Holdings, Inc.
g
93,497
35,736 Peabody Energy Corporation
g
876,604
27,390 Pioneer Natural Resources
Company 6,848,322
90,981 ProPetro Holding Corporation
g
1,267,365
47,407 Ring Energy, Inc.
g
181,095
1,020 RPC, Inc.
g
10,883
165,893 Schlumberger, Ltd. 6,853,040
6,110 Select Energy Services, Inc.
g
52,363
55,426 SM Energy Company 2,158,843
82,314 Talos Energy, Inc.
g
1,299,738
16,338 Targa Resources Corporation 1,233,029
567,405 TechnipFMC plc
g
4,397,389
13,001 VAALCO Energy, Inc. 84,897
2,002 Valero Energy Corporation 203,283
10,697 World Fuel Services Corporation 289,247
Total 111,078,693
Financials (4.2%)
120,320 Air Lease Corporation 5,372,288
8,522 Ally Financial, Inc. 370,537
29,104 American Equity Investment Life
Holding Company 1,161,541
164,580 American Express Company 30,776,460
19,376 American Financial Group, Inc. 2,821,533
41,874 Ameris Bancorp 1,837,431
107,663 Annaly Capital Management, Inc. 757,948
33,838 Arch Capital Group, Ltd.
g
1,638,436
2,653 Argo Group International Holdings,
Ltd. 109,516
20,432 Arthur J. Gallagher & Company 3,567,427
3,399 Assured Guaranty, Ltd. 216,380
277,120 Bank of America Corporation 11,422,886
2,311 Bank of Marin Bancorp 81,047
19,371 Bank of N.T. Butterfield & Son, Ltd. 695,031
28,639 BankFinancial Corporation 296,700
41,673 BankUnited, Inc. 1,831,945
31,917 Banner Corporation 1,868,102
Shares Common Stock (32.0%) Value
Financials (4.2%) - continued
27,052 Berkshire Hathaway, Inc.
g
$ 9,546,921
12,373 BlackRock, Inc. 9,455,075
2,224 Blackstone Mortgage Trust, Inc. 70,701
45,882 Bridgewater Bancshares, Inc.
g
765,312
80,918 Brighthouse Financial, Inc.
g
4,180,224
10,906 Brown & Brown, Inc. 788,177
38,645 BRP Group, Inc.
g
1,036,845
41,678 Byline Bancorp, Inc. 1,111,969
29,445 Capital One Financial Corporation 3,865,834
14,836 Cboe Global Markets, Inc. 1,697,535
81,042 Central Pacific Financial
Corporation 2,261,072
449,938 Charles Schwab Corporation 37,934,273
23,397 Chimera Investment Corporation 281,700
38,221 Chubb, Ltd. 8,175,472
11,846 Cincinnati Financial Corporation 1,610,582
172,686 Citigroup, Inc. 9,221,432
17,981 CNO Financial Group, Inc. 451,143
37,521 Coinbase Global, Inc.
g
7,123,737
41,017 Columbia Banking System, Inc. 1,323,619
54,384 Comerica, Inc. 4,917,945
47,451 Community Trust Bancorp, Inc. 1,954,981
33,774 Customers Bancorp, Inc.
g
1,760,976
2,359 Dime Community Bancshares, Inc. 81,551
26,325 Discover Financial Services 2,900,752
58,383 East West Bancorp, Inc. 4,613,425
25,280 Ellington Residential Mortgage
REIT 255,075
20,959 Enova International, Inc.
g
795,813
26,740 Enterprise Financial Services
Corporation 1,265,069
116,888 Equitable Holdings, Inc. 3,613,008
1,219 Equity Bancshares, Inc. 39,386
38,111 Essent Group, Ltd. 1,570,554
192,246 F.N.B. Corporation 2,393,463
9,552 FactSet Research Systems, Inc. 4,147,001
10,708 Federated Hermes, Inc. 364,714
36,097 Financial Institutions, Inc. 1,087,603
174,460 First Bancorp 2,288,915
11,646 First Busey Corporation 295,110
38,270 First Financial Corporation 1,656,326
3,198 First Mid-Illinois Bancshares, Inc. 123,091
4,219 First of Long Island Corporation 82,102
32,251 Flushing Financial Corporation 720,810
73,996 Franklin Resources, Inc. 2,065,968
143,983 Fulton Financial Corporation 2,392,997
11,021 Glacier Bancorp, Inc. 554,136
15,837 Global Life, Inc. 1,593,202
13,141 Granite Point Mortgage Trust, Inc. 146,128
48,807 Great Southern Bancorp, Inc. 2,880,101
54,183 Hamilton Lane, Inc. 4,187,804
88,365 Hancock Whitney Corporation 4,608,235
121,654 Hanmi Financial Corporation 2,993,905
30,327 Hanover Insurance Group, Inc. 4,534,493
77,601 Heartland Financial USA, Inc. 3,711,656
2,602 Heritage Financial Corporation 65,206
7,680 HomeStreet, Inc. 363,878
36,454 Hometrust Bancshares, Inc. 1,076,487
478,516 Hope Bancorp, Inc. 7,694,537
1,996 Horace Mann Educators
Corporation 83,493
40,478 Horizon Bancorp, Inc. 755,724
6,710 Houlihan Lokey, Inc. 589,138
74,363 Independent Bank Corporation 1,635,986

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Financials (4.2%) - continued
519 International Bancshares
Corporation $ 21,907
265,224 Invesco Mortgage Capital, Inc. 604,711
115,984 Invesco, Ltd. 2,674,591
82,866 J.P. Morgan Chase & Company 11,296,293
1,985 Jefferies Financial Group, Inc. 65,207
41,397 Kinsale Capital Group, Inc. 9,439,344
8,899 Ladder Capital Corporation 105,631
18,166 Lakeland Bancorp, Inc. 303,372
25,906 Lincoln National Corporation 1,693,216
29,264 M&T Bank Corporation 4,960,248
17,998 Marsh & McLennan Companies,
Inc. 3,067,219
6,880 Mercantile Bank Corporation 243,690
231 Merchants Bancorp 6,325
64,924 MetLife, Inc. 4,562,859
225,050 MFA Financial, Inc. 906,951
47,327 Midland States Bancorp, Inc. 1,365,857
71,801 MidWestOne Financial Group, Inc. 2,376,613
23,705 Moody's Corporation 7,998,304
89,738 Morgan Stanley 7,843,101
8,717 MSCI, Inc. 4,383,605
24,241 Navient Corporation 413,067
497,131 New York Community Bancorp,
Inc. 5,329,244
36,989 New York Mortgage Trust, Inc. 135,010
44,393 NMI Holdings, Inc.
g
915,384
13,255 Northern Trust Corporation 1,543,545
3,211 Northfield Bancorp, Inc. 46,110
40,957 OceanFirst Financial Corporation 823,236
24,854 OFG Bancorp 662,111
4,193 Old Second Bancorp, Inc. 60,840
26,236 OneMain Holdings, Inc. 1,243,849
1,760 Peapack-Gladstone Financial
Corporation 61,160
103,061 Popular, Inc. 8,424,206
5,784 Premier Financial Corporation 175,429
4,733 Primerica, Inc. 647,569
17,834 QCR Holdings, Inc. 1,009,226
150,045 Radian Group, Inc. 3,332,499
194,844 Raymond James Financial, Inc. 21,415,304
13,556 Reinsurance Group of America,
Inc. 1,483,840
26,217 RenaissanceRe Holdings, Ltd. 4,155,657
67,956 S&P Global, Inc. 27,874,192
1,333 S&T Bancorp, Inc. 39,430
72,288 Seacoast Banking Corporation of
Florida 2,531,526
54,472 SEI Investments Company 3,279,759
6,538 Selective Insurance Group, Inc. 584,236
16,617 Signature Bank 4,876,923
45,120 Starwood Property Trust, Inc. 1,090,550
66,065 State Street Corporation 5,755,583
13,354 Synchrony Financial 464,853
19,238 Synovus Financial Corporation 942,662
10,618 Territorial Bancorp, Inc. 254,832
83,784 Texas Capital Bancshares, Inc.
g
4,801,661
264 Towne Bank 7,904
43,424 TPG RE Finance Trust, Inc. 512,837
34,327 Tradeweb Markets, Inc. 3,016,313
5,249 TriCo Bancshares 210,117
13,941 Triumph Bancorp, Inc.
g
1,310,733
92,915 Truist Financial Corporation 5,268,281
42,929 TrustCo Bank Corporation NY 1,370,723
103,141 Two Harbors Investment
Corporation 570,370
Shares Common Stock (32.0%) Value
Financials (4.2%) - continued
187,457 Umpqua Holdings Corporation $ 3,535,439
4,486 Univest Financial Corporation 120,045
144,771 Unum Group 4,561,734
6,420 Washington Federal, Inc. 210,704
647 Washington Trust Bancorp, Inc. 33,968
171,523 Wells Fargo & Company 8,312,005
99,642 Western Alliance Bancorp 8,252,350
62,211 Western Asset Mortgage Capital
Corporation 106,381
1,305 Wintrust Financial Corporation 121,274
40,317 Zions Bancorporation NA 2,643,183
10,363 Zurich Insurance Group AG 5,118,285
Total 458,162,758
Health Care (3.8%)
69,505 Abbott Laboratories 8,226,612
65,202 AbbVie, Inc. 10,569,896
14,549 AdaptHealth Corporation
g
233,220
53,162 Adaptive Biotechnologies
Corporation
g
737,889
39,174 Agilent Technologies, Inc. 5,183,895
133,162 Agilon Health, Inc.
g
3,375,657
341 Align Technology, Inc.
g
148,676
23,599 Allogene Therapeutics, Inc.
g
214,987
2,558 Amedisys, Inc.
g
440,718
57,855 Amgen, Inc. 13,990,496
42,771 Anthem, Inc. 21,009,971
15,943 Argenx SE ADR
g
5,026,987
27,078 Ascendis Pharma AS ADR
g
3,177,874
79,578 AstraZeneca plc ADR 5,279,205
14,798 Avanos Medical, Inc.
g
495,733
118,556 Avantor, Inc.
g
4,009,564
85,202 Axonics, Inc.
g
5,333,645
53,332 Baxter International, Inc. 4,135,363
21,426 Becton, Dickinson and Company 5,699,316
16,829 Biogen, Inc.
g
3,544,187
1,221 Biohaven Pharmaceutical Holding
Company, Ltd.
g
144,774
34,036 BioLife Solutions, Inc.
g
773,638
1,301 Bio-Rad Laboratories, Inc.
g
732,762
10,454 Bio-Techne Corporation 4,527,000
2,841 Boston Scientific Corporation
g
125,828
4,157 Bristol-Myers Squibb Company 303,586
90,748 Centene Corporation
g
7,640,074
9,638 Charles River Laboratories
International, Inc.
g
2,736,903
3,530 Chemed Corporation 1,788,122
24,453 Cigna Holding Company 5,859,183
8,872 Cooper Companies, Inc. 3,704,858
48,142 Covetrus, Inc.
g
808,304
37,625 CVS Health Corporation 3,808,026
69,512 Danaher Corporation 20,389,955
6,054 Dentsply Sirona, Inc. 297,978
10,317 DexCom, Inc.
g
5,278,177
12,976 Editas Medicine, Inc.
g
246,804
131,796 Edwards Lifesciences
Corporation
g
15,515,025
21,944 Elanco Animal Health, Inc.
g
572,519
14,744 Encompass Health Corporation 1,048,446
4,841 Exact Sciences Corporation
g
338,483
8,659 Generation Bio Company
g
63,557
84,953 Gilead Sciences, Inc. 5,050,456
63,103 GlaxoSmithKline plc ADR 2,748,767
9,776 Global Blood Therapeutics, Inc.
g
338,641
2,691 Globus Medical, Inc.
g
198,542

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Health Care (3.8%) - continued
44,080 Guardant Health, Inc.
g
$ 2,919,859
70,484 Halozyme Therapeutics, Inc.
g
2,810,902
23,609 HCA Healthcare, Inc. 5,916,888
7,571 HealthEquity, Inc.
g
510,588
4,237 Henry Schein, Inc.
g
369,424
59,801 Hologic, Inc.
g
4,593,913
4,714 ICU Medical, Inc.
g
1,049,525
72,532 Immunocore Holdings plc ADR
g
2,168,707
31,481 Inari Medical, Inc.
g
2,853,438
30,157 Inotiv, Inc.
g
789,510
19,455 Inspire Medical Systems, Inc.
g
4,993,904
18,289 Insulet Corporation
g
4,872,007
1,876 Integer Holdings Corporation
g
151,149
3,419 Integra LifeSciences Holdings
Corporation
g
219,705
64,322 Intuitive Surgical, Inc.
g
19,404,661
18,380 Invitae Corporation
g
146,489
36,045 Ionis Pharmaceuticals, Inc.
g
1,335,107
6,087 IQVIA Holding, Inc.
g
1,407,375
109,682 Johnson & Johnson 19,438,941
3,534 Kymera Therapeutics, Inc.
g
149,559
3,402 Laboratory Corporation of America
Holdings
g
896,971
164,741 Lantheus Holdings, Inc.
g
9,111,825
7,217 Masimo Corporation
g
1,050,362
116,492 Medtronic plc 12,924,787
146,292 Merck & Company, Inc. 12,003,259
1,489 Molina Healthcare, Inc.
g
496,716
115,944 MultiPlan Corporation
g
542,618
24,397 Natera, Inc.
g
992,470
16,853 National HealthCare Corporation 1,183,586
116,704 Novo Nordisk AS ADR 12,959,979
11,156 NuVasive, Inc.
g
632,545
44,708 Omnicell, Inc.
g
5,789,239
3,818 Orthofix Medical, Inc.
g
124,849
1,819 Pennant Group, Inc.
g
33,888
72,843 Phreesia, Inc.
g
1,920,141
31,946 Premier, Inc. 1,136,958
104,270 Progyny, Inc.
g
5,359,478
41,231 Repligen Corporation
g
7,755,139
1,992 Sage Therapeutics, Inc.
g
65,935
22,849 Sarepta Therapeutics, Inc.
g
1,784,964
17,953 Signify Health, Inc.
f,g
325,847
69,862 Silk Road Medical, Inc.
g
2,884,602
3,216 STAAR Surgical Company
g
256,991
41,540 Stryker Corporation 11,105,719
35,067 Syneos Health, Inc.
g
2,838,674
77,203 Teladoc Health, Inc.
g
5,568,652
12,810 Teleflex, Inc. 4,545,372
32,413 Thermo Fisher Scientific, Inc. 19,144,738
33,233 Travere Therapeutics, Inc.
g
856,414
15,640 Turning Point Therapeutics, Inc.
g
419,934
2,650 U.S. Physical Therapy, Inc. 263,543
6,487 uniQure NV
g
117,220
2,120 Vaxcyte, Inc.
g
51,198
707 Veeva Systems, Inc.
g
150,209
17,659 Veracyte, Inc.
g
486,859
85,017 Viemed Healthcare, Inc.
g
423,385
55,433 Vor BioPharma, Inc.
g
334,815
19,090 VYNE Therapeutics, Inc.
g
12,410
1,424 Waters Corporation
g
441,995
28,680 Zimmer Biomet Holdings, Inc. 3,668,172
123,731 Zoetis, Inc. 23,334,429
Total 415,972,837
Shares Common Stock (32.0%) Value
Industrials (3.9%)
61,467 3M Company $ 9,151,207
18,236 A.O. Smith Corporation 1,165,098
7,681 ACCO Brands Corporation 61,448
1,805 Advanced Drainage Systems, Inc. 214,452
20,161 AECOM 1,548,566
3,474 Allegion plc 381,376
71,786 Altra Industrial Motion Corporation 2,794,629
70,805 AMETEK, Inc. 9,429,810
3,767 Armstrong World Industries, Inc. 339,068
79,247 ASGN, Inc.
g
9,248,917
38,064 AZZ, Inc. 1,836,207
49,242 Badger Infrastructure Solutions,
Ltd. 1,239,174
45,249 Carlisle Companies, Inc. 11,127,634
3,269 Caterpillar, Inc. 728,399
52,037 CBIZ, Inc.
g
2,183,993
65,792 Chart Industries, Inc.
g
11,301,092
2,831 Columbus McKinnon Corporation 120,034
1,979 Covenant Logistics Group, Inc. 42,608
75,028 Crane Company 8,124,032
18,276 CSW Industrials, Inc. 2,149,075
273,822 CSX Corporation 10,254,634
3,151 Cummins, Inc. 646,302
46,987 Curtiss-Wright Corporation 7,055,568
5,253 Deere & Company 2,182,411
128,508 Delta Air Lines, Inc.
g
5,085,062
9,490 Donaldson Company, Inc. 492,816
660 Douglas Dynamics, Inc. 22,829
9,748 Dover Corporation 1,529,461
189,146 Driven Brands Holdings, Inc.
g
4,970,757
11,863 Dun & Bradstreet Holdings, Inc.
g
207,840
25,808 EMCOR Group, Inc. 2,906,755
46,117 Emerson Electric Company 4,521,772
37,715 Fastenal Company 2,240,271
210,080 First Advantage Corporation
g
4,241,515
22,895 Flowserve Corporation 821,931
20,953 Forrester Research, Inc.
g
1,182,168
40,517 Forward Air Corporation 3,961,752
5,659 GATX Corporation 697,924
11,159 Generac Holdings, Inc.
g
3,317,124
26,554 General Dynamics Corporation 6,404,294
1,641 Gibraltar Industries, Inc.
g
70,481
1,977 Gorman-Rupp Company 70,935
3,254 GrafTech International, Ltd. 31,304
7,704 Greenbrier Companies, Inc. 396,833
8,108 Helios Technologies, Inc. 650,667
37,745 Honeywell International, Inc. 7,344,422
182,071 Howmet Aerospace, Inc. 6,543,632
29,410 Hubbell, Inc. 5,404,676
1,902 ICF International, Inc. 179,054
45,562 IDEX Corporation 8,735,602
14,975 Illinois Tool Works, Inc. 3,135,765
8,563 ITT Corporation 644,023
737 JB Hunt Transport Services, Inc. 147,982
2,451 JetBlue Airways Corporation
g
36,642
74,130 Johnson Controls International plc 4,860,704
9,428 Kennametal, Inc. 269,735
23,618 L3Harris Technologies, Inc. 5,868,364
42,255 Landstar System, Inc. 6,373,322
3,972 Lennox International, Inc. 1,024,220
85,877 Lincoln Electric Holdings, Inc. 11,834,709
13,890 Linde plc 4,436,883
25,309 Lockheed Martin Corporation 11,171,393
4,364 Manitowoc Company, Inc.
g
65,809
30,956 ManpowerGroup, Inc. 2,907,388

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Industrials (3.9%) - continued
6,486 Masonite International
Corporation
g
$ 576,865
29,367 Mercury Systems, Inc.
g
1,892,703
10,442 Meritor, Inc.
g
371,422
64,470 Middleby Corporation
g
10,569,212
20,865 MSC Industrial Direct Company,
Inc. 1,777,907
35,827 NAPCO Security Technologies,
Inc.
g
735,170
820 National Presto Industries, Inc. 63,099
3,043 Nordson Corporation 691,004
54,338 Norfolk Southern Corporation 15,498,284
16,956 nVent Electric plc 589,730
8,867 Old Dominion Freight Line, Inc. 2,648,396
24,371 Parker-Hannifin Corporation 6,915,515
7,252 Proto Labs, Inc.
g
383,631
10,868 Quad/Graphics, Inc.
g
75,424
2,705 Quanta Services, Inc. 356,005
163,820 Ranpak Holdings Corporation
g
3,346,843
48,054 Raytheon Technologies
Corporation 4,760,710
21,364 RBC Bearings, Inc.
g
4,142,052
104,964 Regal Rexnord Corporation 15,616,544
80,446 Rush Enterprises, Inc. 4,095,506
25,747 Ryder System, Inc. 2,042,510
9,434 Saia, Inc.
g
2,300,198
13,353 SkyWest, Inc.
g
385,234
4,269 Snap-On, Inc. 877,194
4,818 Southwest Airlines Company
g
220,664
47,149 Standex International Corporation 4,711,128
180,404 Summit Materials, Inc.
g
5,603,348
197,589 Sun Country Airlines Holdings,
Inc.
g
5,172,880
2,898 Sunrun, Inc.
g
88,012
10,564 Technip Energies NV ADR
f,g
127,930
22,520 Teledyne Technologies, Inc.
g
10,643,628
11,018 Tennant Company 868,218
92 Tetra Tech, Inc. 15,174
5,144 Thermon Group Holdings, Inc.
g
83,333
13,805 Timken Company 837,964
2,417 Toro Company 206,629
6,959 Trane Technologies plc 1,062,639
52,046 TransUnion 5,378,434
27,171 Trex Company, Inc.
g
1,775,081
38,200 TriMas Corporation 1,225,838
55,684 Tutor Perini Corporation
g
601,387
629,758 Uber Technologies, Inc.
g
22,469,765
1,819 UniFirst Corporation 335,205
57,953 Union Pacific Corporation 15,833,339
42,453 United Parcel Service, Inc. 9,104,470
25,333 United Rentals, Inc.
g
8,998,535
11,560 Univar, Inc.
g
371,538
15,248 Valmont Industries, Inc. 3,638,173
30,541 Verisk Analytics, Inc. 6,555,015
69,178 Vicor Corporation
g
4,880,508
44,149 Vontier Corporation 1,120,943
10,326 Watsco, Inc. 3,145,713
1,890 Watts Water Technologies, Inc. 263,825
12,426 Werner Enterprises, Inc. 509,466
7,418 WESCO International, Inc.
g
965,379
269,789 WillScot Mobile Mini Holdings
Corporation
g
10,556,844
3,616 Woodward, Inc. 451,675
5,805 Xylem, Inc. 494,934
Shares Common Stock (32.0%) Value
Industrials (3.9%) - continued
8,612 Yellow Corporation
g
$ 60,370
Total 427,223,692
Information Technology (8.2%)
20,120 Accenture plc 6,785,068
7,864 ACI Worldwide, Inc.
g
247,637
73,086 Adobe, Inc.
g
33,299,443
6,274 Advanced Energy Industries, Inc. 540,066
19,358 Agilysys, Inc.
g
771,997
108,860 Alignment Healthcare, Inc.
g
1,222,498
58,418 Allegro MicroSystems, Inc.
g
1,659,071
28,378 Alliance Data Systems Corporation 1,593,425
93,285 Amphenol Corporation 7,029,025
4,275 Anaplan, Inc.
g
278,089
727 ANSYS, Inc.
g
230,932
853,666 Apple, Inc. 149,058,620
52,055 AppLovin Corporation
g
2,866,669
22,941 Arista Networks, Inc.
g
3,188,340
12,737 Arrow Electronics, Inc.
g
1,510,990
15,664 Autodesk, Inc.
g
3,357,578
44,032 Avalara, Inc.
g
4,381,624
10,310 Avaya Holdings Corporation
g
130,628
5,542 Axcelis Technologies, Inc.
g
418,587
9,039 Benchmark Electronics, Inc. 226,337
24,827 BigCommerce Holdings, Inc.
g
543,960
23,110 Bill.com Holdings, Inc.
g
5,241,117
290,144 Block, Inc.
g
39,343,526
14,135 Broadcom, Inc. 8,900,527
2,380 CACI International, Inc.
g
716,999
81,775 Calix, Inc.
g
3,508,965
11,418 CDK Global, Inc. 555,828
7,504 CDW Corporation 1,342,391
15,637 Ciena Corporation
g
948,071
250,158 Cisco Systems, Inc. 13,948,810
121,428 Cognex Corporation 9,368,170
77,299 CommScope Holding Company,
Inc.
g
609,116
13,174 Computer Services, Inc. 652,113
194 Concentrix Corporation 32,313
20,435 Coupa Software, Inc.
g
2,076,809
2,704 CTS Corporation 95,559
30,797 Descartes Systems Group, Inc.
g
2,256,188
26,981 Digital Turbine, Inc.
g
1,182,038
2,770 Diodes, Inc.
g
240,962
4,507 DocuSign, Inc.
g
482,790
83,692 Dolby Laboratories, Inc. 6,546,388
7,892 Dropbox, Inc.
g
183,489
46,957 DXC Technology Company
g
1,532,207
14,949 Endava plc ADR
g
1,988,665
5,179 EPAM Systems, Inc.
g
1,536,143
16,342 ePlus, Inc.
g
916,132
13,811 Euronet Worldwide, Inc.
g
1,797,502
2,467 F5, Inc.
g
515,480
2,071 Fair Isaac Corporation
g
966,039
68,177 Fidelity National Information
Services, Inc. 6,846,334
68,948 Five9, Inc.
g
7,611,859
17,544 FLEETCOR Technologies, Inc.
g
4,369,509
684 Genpact, Ltd. 29,761
63,128 Gilat Satellite Networks, Ltd.
g
556,158
25,191 Global Payments, Inc. 3,447,136
59,569 Hewlett Packard Enterprise
Company 995,398
5,558 HubSpot, Inc.
g
2,639,716
2,839 I3 Verticals, Inc.
g
79,095

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Information Technology (8.2%) - continued
12,202 IPG Photonics Corporation
g
$ 1,339,292
36,640 Jack Henry & Associates, Inc. 7,219,912
198 Keysight Technologies, Inc.
g
31,278
11,087 KLA-Tencor Corporation 4,058,507
37,116 Knowles Corporation
g
799,107
14,116 Lam Research Corporation 7,588,903
107,788 Lattice Semiconductor
Corporation
g
6,569,679
2,892 Littelfuse, Inc. 721,294
45,870 LivePerson, Inc.
g
1,120,145
76,646 LiveRamp Holding, Inc.
g
2,865,794
9,168 Manhattan Associates, Inc.
g
1,271,693
24,679 Mastercard, Inc. 8,819,781
4,887 MAXIMUS, Inc. 366,281
2,064 MaxLinear, Inc.
g
120,434
80,340 Microchip Technology, Inc. 6,036,748
555,153 Microsoft Corporation 171,159,221
16,347 MKS Instruments, Inc. 2,452,050
1,788 Model N, Inc.
g
48,097
23,593 Monolithic Power Systems, Inc. 11,458,648
20,362 National Instruments Corporation 826,494
6,027 NetApp, Inc. 500,241
3,437 NETGEAR, Inc.
g
84,825
1,015 NICE, Ltd. ADR
g
222,285
16,704 Nova, Ltd.
g
1,818,732
253,192 NVIDIA Corporation 69,085,969
18,178 Okta, Inc.
g
2,744,151
10,144 Palo Alto Networks, Inc.
g
6,314,741
12,328 Paycom Software, Inc.
g
4,270,173
75,075 Paymentus Holdings, Inc.
f,g
1,582,581
226,785 PayPal Holdings, Inc.
g
26,227,685
315 Progress Software Corporation 14,833
34,278 PTC, Inc.
g
3,692,426
27,838 Qorvo, Inc.
g
3,454,696
195,065 QUALCOMM, Inc. 29,809,833
146,449 Salesforce.com, Inc.
g
31,094,052
132,476 Samsung Electronics Company,
Ltd. 7,580,672
11,508 ScanSource, Inc.
g
400,363
48,020 Semtech Corporation
g
3,329,707
50,780 ServiceNow, Inc.
g
28,278,874
184,613 Sierra Wireless, Inc.
g
3,330,419
9,805 SiTime Corporation
g
2,429,875
69,101 Skyworks Solutions, Inc. 9,209,781
31,385 Sonos, Inc.
g
885,685
132,589 Sprout Social, Inc.
g
10,623,031
44,817 STMicroelectronics NV ADR
f
1,936,991
10,570 Synopsys, Inc.
g
3,522,664
19,607 TD SYNNEX Corporation 2,023,638
8,614 TE Connectivity, Ltd. 1,128,262
275,679 Telefonaktiebolaget LM Ericsson
ADR 2,519,706
115,024 Texas Instruments, Inc. 21,104,604
3,608 Trimble, Inc.
g
260,281
11,990 TTEC Holdings, Inc. 989,415
125,972 TTM Technologies, Inc.
g
1,866,905
16,508 Universal Display Corporation 2,756,011
4,444 Upland Software, Inc.
g
78,259
3,388 VeriSign, Inc.
g
753,694
3,204 Vertex, Inc.
g
49,149
5,625 Western Union Company 105,412
12,555 WEX, Inc.
g
2,240,440
56,751 Workiva, Inc.
g
6,696,618
Shares Common Stock (32.0%) Value
Information Technology (8.2%) - continued
44,728 Xerox Holdings Corporation $ 902,164
Total 884,193,088
Materials (1.0%)
3,866 AdvanSix, Inc. 197,514
3,923 Alpha Metallurgical Resources,
Inc.
g
517,679
53,576 AptarGroup, Inc. 6,295,180
16,357 Ashland Global Holdings, Inc. 1,609,692
12,423 Avery Dennison Corporation 2,161,229
197,466 Axalta Coating Systems, Ltd.
g
4,853,714
155 Balchem Corporation 21,189
3,158 Ball Corporation 284,220
3,006 Cabot Corporation 205,641
31,674 Carpenter Technology Corporation 1,329,675
4,321 Celanese Corporation 617,341
64,833 CF Industries Holdings, Inc. 6,681,689
22,120 Chemours Company 696,338
43,225 Cleveland-Cliffs, Inc.
g
1,392,277
45,012 Compass Minerals International,
Inc. 2,826,304
40,380 Crown Holdings, Inc. 5,051,134
79,104 Eastman Chemical Company 8,864,394
11,958 FMC Corporation 1,573,314
36,108 Graphic Packaging Holding
Company 723,604
58,066 Huntsman Corporation 2,178,056
28,785 Ingevity Corporation
g
1,844,255
23,226 Innospec, Inc. 2,149,566
108,874 Ivanhoe Mines, Ltd.
g
1,015,455
27,991 Kaiser Aluminum Corporation 2,635,633
873 Koppers Holdings, Inc. 24,025
39,188 LyondellBasell Industries NV 4,029,310
8,049 Martin Marietta Materials, Inc. 3,097,980
357 Materion Corporation 30,609
9,914 Minerals Technologies, Inc. 655,811
28,365 Myers Industries, Inc. 612,684
12,903 Neenah, Inc. 511,733
16 NewMarket Corporation 5,190
45,258 Nucor Corporation 6,727,602
40,924 O-I Glass, Inc.
g
539,378
13,230 Olin Corporation 691,664
2,157 PPG Industries, Inc. 282,718
23,519 Quaker Chemical Corporation 4,064,318
7,990 Rayonier Advanced Materials,
Inc.
g
52,494
9,114 Reliance Steel & Aluminum
Company 1,671,052
41,253 RPM International, Inc. 3,359,644
19,009 Ryerson Holding Corporation 665,695
4,372 Schweitzer-Mauduit International,
Inc. 120,230
15,976 Sensient Technologies Corporation 1,341,185
53,623 Sherwin-Williams Company 13,385,373
8,918 Sonoco Products Company 557,910
16,356 Steel Dynamics, Inc. 1,364,581
21,216 SunCoke Energy, Inc. 189,035
21,218 Trinseo plc 1,016,767
5,792 Tronox Holdings plc 114,624
15,234 UFP Technologies, Inc.
g
1,008,034
7,410 United States Lime & Minerals, Inc. 859,856
45,929 United States Steel Corporation 1,733,361
29,628 Westlake Corporation 3,656,095

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Materials (1.0%) - continued
4,376 Worthington Industries, Inc. $ 224,970
Total 108,319,021
Real Estate (1.4%)
245,563 AGNC Investment Corporation 3,216,875
74,467 Agree Realty Corporation 4,941,630
1,840 Alexandria Real Estate Equities,
Inc. 370,300
71,011 American Campus Communities,
Inc. 3,974,486
5,504 Apartment Income REIT
Corporation 294,244
12,491 AvalonBay Communities, Inc. 3,102,390
9,067 Breaemar Hotels & Resorts, Inc. 56,034
36,684 Camden Property Trust 6,096,881
7,310 CareTrust REIT, Inc. 141,083
68,342 CBRE Group, Inc.
g
6,254,660
1,774 Community Healthcare Trust, Inc. 74,880
149,752 CubeSmart 7,791,597
123,707 Cushman and Wakefield plc
g
2,537,231
1,712 Digital Realty Trust, Inc. 242,762
5,212 Duke Realty Corporation 302,609
10,893 EastGroup Properties, Inc. 2,214,329
73,080 EPR Properties 3,998,207
119,833 Essential Properties Realty Trust,
Inc. 3,031,775
2,495 Essex Property Trust, Inc. 861,973
5,400 Extra Space Storage, Inc. 1,110,240
3,904 Federal Realty Investment Trust 476,561
73,767 First Industrial Realty Trust, Inc. 4,566,915
14,979 FirstService Corporation 2,170,157
33,275 Four Corners Property Trust, Inc. 899,756
4,932 Getty Realty Corporation 141,154
15,506 Gladstone Commercial
Corporation 341,442
15,823 Gladstone Land Corporation 576,274
8,836 Healthcare Realty Trust, Inc. 242,813
2,004 Highwoods Properties, Inc. 91,663
212,185 Host Hotels & Resorts, Inc. 4,122,754
37,570 Independence Realty Trust, Inc. 993,351
10,826 Industrial Logistics Properties Trust 245,425
8,968 Innovative Industrial Properties,
Inc. 1,842,027
3,381 Jones Lang LaSalle, Inc.
g
809,614
31,924 Kilroy Realty Corporation 2,439,632
15,989 Life Storage, Inc. 2,245,335
22,521 Medical Properties Trust, Inc. 476,094
217,321 MGIC Investment Corporation 2,944,699
58,963 National Retail Properties, Inc. 2,649,797
335,121 National Storage Affiliates Trust 21,032,194
152,169 Necessity Retail REIT, Inc. 1,203,657
13,787 NetSTREIT Corporation 309,380
239,077 New Residential Investment
Corporation 2,625,065
23,571 NexPoint Residential Trust, Inc. 2,128,697
9,806 One Liberty Properties, Inc. 301,927
961 Orion Office REIT, Inc. 13,454
119,675 Pebblebrook Hotel Trust 2,929,644
2,048 PS Business Parks, Inc. 344,228
31,075 Public Storage, Inc. 12,127,951
10,740 Rayonier, Inc. REIT 441,629
2,093 RE/MAX Holdings, Inc. 58,039
9,619 Realty Income Corporation 666,597
137,771 Rexford Industrial Realty, Inc. 10,276,339
44,839 Sabra Health Care REIT, Inc. 667,653
Shares Common Stock (32.0%) Value
Real Estate (1.4%) - continued
9,849 SBA Communications Corporation $ 3,389,041
272,191 Service Properties Trust 2,403,446
39,232 Spirit Realty Capital, Inc. 1,805,457
48,241 STAG Industrial, Inc. 1,994,765
64,099 UDR, Inc. 3,677,360
26,609 UMH Properties, Inc. 654,315
Total 147,940,487
Utilities (0.7%)
7,116 Alliant Energy Corporation 444,608
1,440 American States Water Company 128,189
17,690 Artesian Resources Corporation 858,849
6,450 Avista Corporation 291,218
8,835 CenterPoint Energy, Inc. 270,704
1,432 Consolidated Edison, Inc. 135,582
15,643 Consolidated Water Company,
Ltd. 173,012
58,877 Constellation Energy Corporation 3,311,831
47,208 Duke Energy Corporation 5,271,245
49,488 Entergy Corporation 5,777,724
1,501 Essential Utilities, Inc. 76,746
111,296 Exelon Corporation 5,301,028
571,761 NiSource, Inc. 18,182,000
30,930 NorthWestern Corporation 1,870,956
18,333 Pinnacle West Capital Corporation 1,431,807
12,224 Portland General Electric
Company 674,154
140,100 Sempra Energy 23,553,612
38,826 Spire, Inc. 2,786,154
49,020 UGI Corporation 1,775,504
Total 72,314,923
Total Common Stock
(cost $2,573,299,039) 3,469,861,127
Principal
Amount Long-Term Fixed Income ( 19.3% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,347,850
Access Group, Inc.
258,284
0.957%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
253,889
Ares CLO, Ltd.
4,250,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
4,222,396
Ares XL CLO, Ltd.
2,750,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,677,587
Ares XXXIIR CLO, Ltd.
3,450,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
3,450,141
Assurant CLO I, Ltd.
1,750,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
1,721,914
Buttermilk Park CLO, Ltd.
7,100,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
7,081,540

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Asset-Backed Securities (1.1%) - continued
Carlyle Global Market Strategies
CLO, Ltd.
$ 4,650,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
$ 4,592,963
CarVal CLO II, Ltd.
2,775,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,750,316
1,600,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,581,557
Cheniere Corpus Christi Holdings,
LLC
375,000 2.742%,  12/31/2039
h
326,292
CMFT Net Lease Master Issuer,
LLC
1,749,975
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,616,745
Commonbond Student Loan Trust
362,101
0.957%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
359,104
Credit Suisse Mortgage Trust
2,855,477
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,682,831
Dewolf Park CLO, Ltd.
2,675,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
2,660,060
Dryden 36 Senior Loan Fund
2,325,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,297,333
Dryden Senior Loan Fund
3,950,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
3,927,295
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,769,383
Galaxy XIX CLO, Ltd.
2,175,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
2,123,670
Goldentree Loan Management,
Ltd.
2,675,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
2,667,497
Goodgreen
2,670,979
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,634,469
Home Partners of America Trust
3,277,656
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
3,010,374
2,849,151
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
2,569,297
Laurel Road Prime Student Loan
Trust
296,404
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
297,059
1,538,813
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,531,552
Principal
Amount Long-Term Fixed Income (19.3%) Value
Asset-Backed Securities (1.1%) - continued
Longfellow Place CLO, Ltd.
$ 5,200,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
$ 5,163,085
1,300,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,286,854
Madison Park Funding XIV, Ltd.
3,125,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
3,082,928
Mello Mortgage Capital
Acceptance
3,126,312
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,883,291
Mercury Financial Credit Card
Master Trust
2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
2,798,119
National Collegiate Trust
1,102,074
0.752%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
1,079,395
OCP CLO, Ltd.
2,300,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
2,254,842
Octagon Investment Partners XVI,
Ltd.
750,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
745,892
OZLM IX, Ltd.
1,650,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,637,468
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,474,776
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,318,502
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,494,895
Saxon Asset Securities Trust
1,204,048
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,112,820
SLM Student Loan Trust
1,049,811
0.857%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,026,364
Sound Point CLO XIV, Ltd.
3,400,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,365,772
Sound Point CLO XV, Ltd.
3,400,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
3,338,752
Sound Point CLO XXI, Ltd.
2,000,000
1.717%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
1,982,902

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Asset-Backed Securities (1.1%) - continued
Stratus CLO, Ltd.
$ 2,400,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
$ 2,350,858
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,365,988
TRK Trust
2,512,209
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
2,386,808
U.S. Small Business Administration
75,742
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 74,507
Upstart Securitization Trust
578,381
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
577,142
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,391,983
Wind River CLO, Ltd.
2,000,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,991,114
1,650,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,626,375
Total 114,964,546
Basic Materials (0.2%)
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
h
781,485
Anglo American Capital plc
273,000 4.875%,  5/14/2025
h
282,397
750,000 3.875%,  3/16/2029
h
750,346
Chemours Company
510,000 5.750%,  11/15/2028
h
495,526
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 461,576
290,000 4.625%,  3/1/2029
h
286,026
290,000 4.875%,  3/1/2031
h
286,737
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
789,950
Dow Chemical Company
650,000 4.800%,  11/30/2028 696,371
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 598,028
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
910,277
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 659,320
315,000 4.250%,  3/1/2030 317,101
1,786,000 4.625%,  8/1/2030 1,826,185
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
517,943
1,343,000 4.000%,  3/27/2027
h
1,347,117
Hecla Mining Company
220,000 7.250%,  2/15/2028 230,485
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
495,552
Ingevity Corporation
770,000 3.875%,  11/1/2028
h
695,949
Principal
Amount Long-Term Fixed Income (19.3%) Value
Basic Materials (0.2%) - continued
International Flavors and
Fragrances, Inc.
$ 740,000 3.468%,  12/1/2050
h
$ 652,735
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 804,323
Mercer International, Inc.
500,000 5.125%,  2/1/2029 482,500
Novelis Corporation
200,000 3.250%,  11/15/2026
h
191,056
290,000 4.750%,  1/30/2030
h
281,551
200,000 3.875%,  8/15/2031
h
182,932
OCI NV
353,000 4.625%,  10/15/2025
h
355,647
Olin Corporation
765,000 5.125%,  9/15/2027 762,541
SCIL USA Holdings, LLC
617,000 5.375%,  11/1/2026
h
567,640
SPCM SA
508,000 3.375%,  3/15/2030
h
445,973
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
512,867
Syngenta Finance NV
459,000 5.182%,  4/24/2028
h
473,958
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
376,889
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,495,852
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
430,097
United States Steel Corporation
839,000 6.875%,  3/1/2029
f
872,560
Total 21,317,492
Capital Goods (0.4%)
AECOM
860,000 5.125%,  3/15/2027 879,548
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
571,425
Ardagh Packaging Finance plc
500,000 5.250%,  8/15/2027
h
462,188
Boeing Company
1,280,000 5.930%,  5/1/2060 1,477,870
895,000 5.040%,  5/1/2027 942,446
1,475,000 5.705%,  5/1/2040 1,648,240
Bombardier, Inc.
150,000 7.125%,  6/15/2026
h
147,000
495,000 7.875%,  4/15/2027
h
484,662
435,000 6.000%,  2/15/2028
h
407,699
Brand Industrial Services, Inc.
255,000 8.500%,  7/15/2025
h
237,170
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
324,595
Carrier Global Corporation
720,000 3.577%,  4/5/2050 658,836
1,050,000 2.700%,  2/15/2031 979,809
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
e,h
68,765
136,000 8.750%,  4/15/2030
e,h
128,010
CNH Industrial NV
915,000 3.850%,  11/15/2027 918,388
Coinbase Global, Inc.
261,000 3.375%,  10/1/2028
h
230,574

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Capital Goods (0.4%) - continued
Cornerstone Building Brands, Inc.
$ 695,000 6.125%,  1/15/2029
h
$ 644,995
Covanta Holding Corporation
294,000 5.000%,  9/1/2030
f
278,565
Covert Mergeco, Inc.
200,000 4.875%,  12/1/2029
h
190,940
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
h
396,478
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 462,662
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
381,800
515,000 3.500%,  9/1/2028
h
483,505
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
810,938
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
492,940
Howmet Aerospace, Inc.
21,000 6.875%,  5/1/2025 22,804
500,000 3.000%,  1/15/2029 456,563
923,000 5.950%,  2/1/2037 983,816
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 778,345
JELD-WEN, Inc.
650,000 4.625%,  12/15/2025
h
625,625
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,171,133
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 600,248
374,000 6.150%,  9/1/2036 468,791
Mauser Packaging Solutions
Holding Company
410,000 5.500%,  4/15/2024
h
408,371
515,000 7.250%,  4/15/2025
h
510,422
Meritor, Inc.
360,000 4.500%,  12/15/2028
h
360,918
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
254,914
Nesco Holdings II, Inc.
325,000 5.500%,  4/15/2029
h
319,313
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
633,549
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 1,219,022
OI European Group BV
551,000 4.750%,  2/15/2030
h
511,989
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
f,h
469,952
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
362,930
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
493,293
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 752,618
900,000 4.450%,  11/16/2038 976,072
1,200,000 3.750%,  11/1/2046 1,179,828
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,091,668
Principal
Amount Long-Term Fixed Income (19.3%) Value
Capital Goods (0.4%) - continued
Roper Technologies, Inc.
$ 668,000 4.200%,  9/15/2028 $ 691,419
945,000 1.750%,  2/15/2031 816,367
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
774,214
Standard Industries, Inc.
720,000 4.375%,  7/15/2030
h
659,488
Textron, Inc.
1,010,000 3.375%,  3/1/2028 998,321
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
h
218,609
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
513,320
1,410,000 5.500%,  11/15/2027 1,399,425
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 533,292
430,000 4.000%,  7/15/2030 411,222
Vertiv Group Corporation
197,000 4.125%,  11/15/2028
h
179,785
Victors Merger Corporation
315,000 6.375%,  5/15/2029
h
257,856
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
240,995
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
764,737
Total 38,821,282
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
585,722
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 431,691
AMSR Trust
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
4,067,169
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,879,901
Bellemeade Re, Ltd.
2,356,145
1.849%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
2,353,007
BRAVO Residential Funding Trust
135,665
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
136,004
Business Jet Securities, LLC
1,926,590
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
1,855,445
Citicorp Mortgage Securities, Inc.
1,780,116
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,705,776
COLT Mortgage Loan Trust
3,168,452
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
3,042,249
Countrywide Alternative Loan Trust
821,975
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
757,534
1,809,091
7.000%,  10/25/2037, Ser.
2007-24, Class A10 903,771
Countrywide Home Loans, Inc.
367,527
5.750%,  4/25/2037, Ser.
2007-3, Class A27 231,063

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Credit Suisse Mortgage Trust
$ 1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
$ 1,458,008
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,414,237
1,468,906
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
1,411,715
6,523,474
3.414%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
6,436,094
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
154,818
6.000%,  4/25/2022, Ser.
2006-AR5, Class 23A 136,629
Federal Home Loan Mortgage
Corporation - REMIC
724,587
4.000%,  7/15/2031, Ser.
4104, Class KI
j
20,937
1,453,239
3.000%,  2/15/2033, Ser.
4170, Class IG
j
141,580
2,596,150
3.000%,  3/15/2033, Ser.
4180, Class PI
j
294,299
Federal National Mortgage
Association - REMIC
3,891,314
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
195,201
Flagstar Mortgage Trust
1,807,938
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,744,159
Foundation Finance Trust
1,989,590
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,879,549
FWD Securitization Trust
1,264,397
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,260,541
GCAT Trust
2,858,589
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,756,112
GS Mortgage-Backed Securities
Trust
3,173,566
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
3,013,818
233,029
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
233,253
J.P. Morgan Mortgage Trust
3,216,338
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
2,974,360
2,220,996
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
2,037,377
Legacy Mortgage Asset Trust
501,794
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
495,555
LHOME Mortgage Trust
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,058,452
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,787,411
Merrill Lynch Alternative Note
Asset Trust
349,745
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 198,560
Principal
Amount Long-Term Fixed Income (19.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
New Residential Mortgage Loan
Trust
$ 6,103,861
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
$ 5,655,539
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,895,953
2,138,572
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
2,093,668
Oak Street Investment
2,246,520
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
2,111,101
Oaktown Re VII, Ltd.
1,500,000
1.699%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
1,482,000
Oaktown Re, Ltd.
3,100,000
1.749%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
3,095,355
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,513,481
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
4,059,682
Palmer Square Loan Funding, Ltd.
3,500,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
3,468,311
Preston Ridge Partners Mortgage
Trust, LLC
2,411,388
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
2,317,171
Pretium Mortgage Credit Partners,
LLC
1,410,349
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,357,183
Renaissance Home Equity Loan
Trust
3,419,583
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,530,989
Residential Accredit Loans, Inc.
Trust
883,933
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 832,636
Sequoia Mortgage Trust
783,466
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
b
590,787
Starwood Mortgage Residential
Trust
68,229
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
68,145
Toorak Mortgage Corporation, Ltd.
3,894,892
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,866,232
1,688,499
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,674,930
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,868,671

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Vericrest Opportunity Loan
Transferee
$ 1,807,786
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
$ 1,751,849
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,850,331
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
2,314,118
1,991,047
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,938,717
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,724,985
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,716,527
1,322,201
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,263,474
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
1,036,684
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
962,594
Verus Securitization Trust
1,424,471
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
1,361,032
ZH Trust
2,475,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
2,436,515
4,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
4,519,186
Total 114,669,303
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
3,081,338
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,258,882
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,626,903
BANK 2021-BNK36
3,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 2,804,873
BANK 2022-BNK39
39,992,296
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,382,466
3,425,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 3,304,292
BANK 2022-BNK40
3,400,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
3,423,521
Barclays Commercial Mortgage
Securities, LLC
2,330,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
2,386,015
BBCMS Mortgage Trust
22,278,853
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
1,160,298
6,100,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
5,918,887
2,400,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 2,269,819
18,896,689
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
2,182,583
Principal
Amount Long-Term Fixed Income (19.3%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
BBCMS Trust
$ 3,200,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 $ 2,996,714
Benchmark Mortgage Trust
5,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 4,722,653
BFLD Trust
1,100,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
1,086,233
BINOM Securitization Trust
1,672,988
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,594,519
GS Mortgage Securities Trust
6,416,440
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,423,276
Morgan Stanley Capital I Trust
19,915,378
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,406,415
Total 50,029,687
Communications Services (0.5%)
Altice France SA
265,000 8.125%,  2/1/2027
h
273,249
175,000 5.500%,  1/15/2028
h
162,173
525,000 5.125%,  7/15/2029
h
470,531
991,000 5.500%,  10/15/2029
h
889,205
American Tower Corporation
500,000 3.375%,  10/15/2026 493,328
900,000 2.900%,  1/15/2030 835,134
AT&T, Inc.
1,532,000 3.500%,  9/15/2053 1,344,244
1,500,000 2.300%,  6/1/2027 1,429,159
825,000 4.350%,  3/1/2029 873,030
2,578,000 5.250%,  3/1/2037 2,930,417
1,460,000 4.900%,  8/15/2037 1,607,640
575,000 5.550%,  8/15/2041 669,089
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
h
901,328
750,000 4.750%,  3/1/2030
h
720,180
394,000 4.750%,  2/1/2032
h
366,909
425,000 4.250%,  1/15/2034
h
369,110
Cengage Learning, Inc.
483,000 9.500%,  6/15/2024
h
481,793
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 715,984
1,000,000 4.200%,  3/15/2028 1,010,509
1,400,000 3.500%,  6/1/2041 1,163,584
1,425,000 6.484%,  10/23/2045 1,622,196
Clear Channel Worldwide
Holdings, Inc.
640,000 7.750%,  4/15/2028
h
643,347
Comcast Corporation
900,000 3.950%,  10/15/2025 929,441
1,500,000 4.250%,  10/15/2030 1,600,142
640,000 4.400%,  8/15/2035 691,505
1,305,000 4.750%,  3/1/2044 1,454,706
550,000 4.600%,  8/15/2045 603,696
Consolidated Communications,
Inc.
417,000 5.000%,  10/1/2028
h
358,866

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Communications Services (0.5%) - continued
Cox Communications, Inc.
$ 1,065,000 3.350%,  9/15/2026
h
$ 1,058,720
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,242,317
Cumulus Media New Holdings,
Inc.
480,000 6.750%,  7/1/2026
f,h
480,115
DIRECTV Holdings, LLC
608,000 5.875%,  8/15/2027
h
598,120
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 1,925,417
DISH DBS Corporation
243,000 5.250%,  12/1/2026
h
231,458
174,000 7.375%,  7/1/2028 164,865
324,000 5.750%,  12/1/2028
h
306,585
Entercom Media Corporation
748,000 6.500%,  5/1/2027
h
701,818
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
563,201
GCI, LLC
520,000 4.750%,  10/15/2028
h
507,655
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
h
956,215
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
455,088
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 279,881
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
h
496,600
Iliad Holding SASU
250,000 6.500%,  10/15/2026
h
250,675
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
416,057
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
h
856,610
430,000 4.250%,  7/1/2028
h
394,743
Lions Gate Capital Holdings, LLC
192,000 5.500%,  4/15/2029
h
185,040
Magallanes, Inc.
462,000 5.141%,  3/15/2052
h
472,670
923,000 5.050%,  3/15/2042
h
941,488
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
957,405
Netflix, Inc.
500,000 5.875%,  11/15/2028 551,150
552,000 5.375%,  11/15/2029
h
597,540
500,000 4.875%,  6/15/2030
h
533,350
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
h
759,150
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 759,070
435,000 4.200%,  6/1/2030 454,131
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
h
269,503
Scripps Escrow II, Inc.
260,000 5.375%,  1/15/2031
h
248,950
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
h
340,258
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
h
675,059
Principal
Amount Long-Term Fixed Income (19.3%) Value
Communications Services (0.5%) - continued
Sirius XM Radio, Inc.
$ 685,000 5.000%,  8/1/2027
h
$ 683,288
365,000 4.000%,  7/15/2028
h
346,750
Sprint Capital Corporation
510,000 6.875%,  11/15/2028 590,932
555,000 8.750%,  3/15/2032 747,585
Sprint Corporation
2,430,000 7.625%,  2/15/2025 2,648,700
Telesat Canada
270,000 4.875%,  6/1/2027
h
196,711
100,000 6.500%,  10/15/2027
h
48,951
Terrier Media Buyer, Inc.
385,000 8.875%,  12/15/2027
h
391,738
T-Mobile USA, Inc.
1,375,000 2.550%,  2/15/2031 1,246,852
1,231,000 3.500%,  4/15/2031 1,158,346
1,100,000 4.375%,  4/15/2040 1,104,667
United States Cellular Corporation
460,000 6.700%,  12/15/2033 505,715
Uniti Group, LP
165,000 4.750%,  4/15/2028
h
155,720
VeriSign, Inc.
400,000 4.750%,  7/15/2027 408,662
Verizon Communications, Inc.
720,000 3.700%,  3/22/2061 666,919
480,000 2.100%,  3/22/2028 447,395
1,750,000 2.650%,  11/20/2040 1,488,652
VTR Finance NV
350,000 6.375%,  7/15/2028
h
339,066
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
431,970
Zayo Group Holdings, Inc.
302,000 4.000%,  3/1/2027
h
277,909
Total 59,127,927
Consumer Cyclical (0.7%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
h
748,800
Allen Media, LLC
461,000 10.500%,  2/15/2028
h
454,214
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
h
331,818
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
h
288,372
405,000 4.625%,  6/1/2028
h
382,684
295,000 6.000%,  6/1/2029
h
260,239
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
h
671,291
Amazon.com, Inc.
1,525,000 3.100%,  5/12/2051 1,431,199
521,000 3.875%,  8/22/2037 551,447
1,122,000 4.050%,  8/22/2047 1,220,496
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
f
810,791
Arko Corporation
328,000 5.125%,  11/15/2029
h
298,480
Ashton Woods USA, LLC
320,000 4.625%,  8/1/2029
h
282,186
BellRing Brands, Inc.
544,000 7.000%,  3/15/2030
h
555,560

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Cyclical (0.7%) - continued
Boyd Gaming Corporation
$ 490,000 4.750%,  6/15/2031
h
$ 472,237
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
h
364,800
Brookfield Property REIT, Inc.
273,000 5.750%,  5/15/2026
h
270,524
Brookfield Residential Properties,
Inc.
435,000 6.250%,  9/15/2027
h
425,893
560,000 5.000%,  6/15/2029
h
508,486
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
779,492
170,000 8.125%,  7/1/2027
h
182,147
529,000 4.625%,  10/15/2029
h
494,615
Carnival Corporation
33,000 10.500%,  2/1/2026
h
36,693
893,000 7.625%,  3/1/2026
h
898,831
745,000 5.750%,  3/1/2027
h
710,480
327,000 6.000%,  5/1/2029
h
308,145
Cedar Fair, LP
216,000 5.375%,  4/15/2027 213,840
822,000 5.250%,  7/15/2029 809,686
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
315,250
Cinemark USA, Inc.
553,000 5.875%,  3/15/2026
f,h
536,410
Clarios Global, LP
255,000 8.500%,  5/15/2027
h
264,563
Cushman & Wakefield US
Borrower, LLC
249,000 6.750%,  5/15/2028
h
260,205
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 679,173
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
897,932
Dana, Inc.
590,000 5.625%,  6/15/2028 596,195
Empire Communities Corporation
540,000 7.000%,  12/15/2025
h
533,520
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,427,814
Ford Motor Company
292,000 3.250%,  2/12/2032 260,794
Ford Motor Credit Company, LLC
800,000 4.063%,  11/1/2024 797,592
1,003,000 2.300%,  2/10/2025 952,065
1,060,000 4.134%,  8/4/2025 1,058,807
845,000 2.700%,  8/10/2026 785,858
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
317,050
Gap, Inc.
158,000 3.625%,  10/1/2029
h
140,778
General Motors Company
810,000 6.125%,  10/1/2025 869,552
1,500,000 6.800%,  10/1/2027 1,693,108
1,687,000 5.000%,  4/1/2035 1,714,800
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 456,847
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,240,943
Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Cyclical (0.7%) - continued
Goodyear Tire & Rubber Company
$ 330,000 5.000%,  7/15/2029
h
$ 307,415
250,000 5.250%,  7/15/2031
h
231,175
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
h
161,209
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
h
457,605
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
486,720
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 907,948
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
h
634,606
Home Depot, Inc.
505,000 5.400%,  9/15/2040 610,290
1,140,000 4.250%,  4/1/2046 1,246,916
970,000 3.900%,  6/15/2047 1,010,361
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
1,015,621
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
h
589,523
International Game Technology plc
600,000 5.250%,  1/15/2029
h
598,500
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
275,365
KB Home
450,000 4.800%,  11/15/2029 434,367
Kia Corporation
615,000 2.375%,  2/14/2025
h
597,733
Kohl's Corporation
1,200,000 3.375%,  5/1/2031 1,158,092
825,000 5.550%,  7/17/2045 823,430
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
819,000
180,000 6.875%,  11/1/2035 185,400
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,501,638
Lowe's Companies, Inc.
1,500,000 2.625%,  4/1/2031
f
1,405,971
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
h
478,800
1,077,000 6.125%,  3/15/2032
h
1,063,537
Magic MergerCo, Inc.
326,000 5.250%,  5/1/2028
h
299,301
Marriott International, Inc.
82,000 5.750%,  5/1/2025 87,062
1,025,000 4.625%,  6/15/2030 1,061,583
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 1,142,900
Mattamy Group Corporation
780,000 5.250%,  12/15/2027
h
769,930
McDonald's Corporation
1,300,000 2.125%,  3/1/2030 1,182,748
755,000 4.450%,  3/1/2047 810,816
MDC Holdings, Inc.
1,250,000 2.500%,  1/15/2031 1,091,435
MGM Resorts International
940,000 6.000%,  3/15/2023 961,338
NCL Corporation, Ltd.
205,000 5.875%,  2/15/2027
h
201,925

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Cyclical (0.7%) - continued
Nissan Motor Acceptance
Company, LLC
$ 1,000,000 1.125%,  9/16/2024
h
$ 935,217
Penn National Gaming, Inc.
495,000 4.125%,  7/1/2029
f,h
443,124
PetSmart, Inc.
650,000 4.750%,  2/15/2028
h
628,163
440,000 7.750%,  2/15/2029
h
454,300
Prime Security Services Borrower,
LLC
1,260,000 5.750%,  4/15/2026
h
1,285,421
Real Hero Merger Sub 2, Inc.
385,000 6.250%,  2/1/2029
h
350,785
Realogy Group, LLC
630,000 5.750%,  1/15/2029
h
593,775
Rite Aid Corporation
239,000 7.500%,  7/1/2025
h
222,907
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
h
770,525
655,000 4.250%,  7/1/2026
h
609,274
146,000 5.375%,  7/15/2027
h
140,274
270,000 5.500%,  4/1/2028
h
257,394
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
h
638,975
57,000 6.625%,  3/1/2030
h
56,189
SeaWorld Parks and
Entertainment, Inc.
198,000 5.250%,  8/15/2029
h
188,841
Service Properties Trust
458,000 7.500%,  9/15/2025 480,465
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
h
375,750
Staples, Inc.
386,000 7.500%,  4/15/2026
h
374,847
350,000 10.750%,  4/15/2027
h
311,500
Station Casinos, LLC
381,000 4.625%,  12/1/2031
f,h
348,501
Tapestry, Inc.
1,278,000 3.050%,  3/15/2032 1,161,416
Tenneco, Inc.
610,000 5.000%,  7/15/2026
f
600,088
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029
f
966,875
Travel + Leisure Company
470,000 6.625%,  7/31/2026
h
489,975
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
f,h
398,067
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,363,755
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
475,200
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,337,136
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
269,500
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
617,794
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
h
371,293
Total 72,690,288
Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
$ 1,445,000 4.750%,  11/30/2036 $ 1,679,186
AbbVie, Inc.
625,000 2.950%,  11/21/2026 619,125
1,475,000 4.300%,  5/14/2036 1,540,399
550,000 4.850%,  6/15/2044 609,700
775,000 4.875%,  11/14/2048 875,913
Albertson's Companies, Inc.
702,000 3.500%,  3/15/2029
h
633,534
Altria Group, Inc.
335,000 5.800%,  2/14/2039 361,064
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,353,390
1,550,000 4.200%,  2/22/2052 1,603,001
Anheuser-Busch Companies, LLC
750,000 4.700%,  2/1/2036 804,387
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,304,290
1,740,000 4.375%,  4/15/2038 1,828,344
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,043,533
820,000 4.625%,  5/15/2042 895,747
Archer-Daniels-Midland Company
875,000 2.700%,  9/15/2051 771,664
AstraZeneca plc
1,000,000 3.000%,  5/28/2051
f
918,852
Bausch Health Companies, Inc.
1,286,000 5.000%,  1/30/2028
h
1,059,111
900,000 5.000%,  2/15/2029
h
701,105
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 702,499
900,000 3.700%,  6/6/2027 913,067
Bristol-Myers Squibb Company
616,000 3.550%,  3/15/2042 609,259
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 873,942
Cargill, Inc.
558,000 3.125%,  5/25/2051
h
515,968
Centene Corporation
370,000 4.250%,  12/15/2027 371,388
530,000 4.625%,  12/15/2029 534,288
730,000 3.000%,  10/15/2030 670,483
300,000 2.500%,  3/1/2031 264,759
1,000,000 2.625%,  8/1/2031 890,000
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 586,625
Comcast Corporation
690,000 2.987%,  11/1/2063
h
564,645
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
h
259,701
360,000 6.000%,  1/15/2029
h
363,760
850,000 6.875%,  4/15/2029
f,h
835,125
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,243,304
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,439,062
600,000 2.875%,  5/1/2030 562,794
Coty, Inc.
389,000 5.000%,  4/15/2026
h
378,789
CVS Health Corporation
2,560,000 4.875%,  7/20/2035 2,810,452

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Danaher Corporation
$ 593,000 2.800%,  12/10/2051 $ 503,893
DaVita, Inc.
775,000 4.625%,  6/1/2030
h
723,695
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
378,100
Eli Lilly and Company
828,000 2.500%,  9/15/2060 665,957
Embecta Corporation
158,000 6.750%,  2/15/2030
h
158,395
Encompass Health Corporation
750,000 4.500%,  2/1/2028 735,000
Endo Finance, LLC
245,000 9.500%,  7/31/2027
f,h
214,988
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
535,882
General Mills, Inc.
700,000 2.875%,  4/15/2030 672,444
H. J. Heinz Company
180,000 5.200%,  7/15/2045 194,850
HCA, Inc.
2,066,000 5.375%,  2/1/2025 2,149,673
2,136,000 3.500%,  9/1/2030 2,063,512
HFC Prestige Products, Inc.
490,000 4.750%,  1/15/2029
h
457,226
HLF Financing SARL, LLC
901,000 4.875%,  6/1/2029
h
790,330
Humana, Inc.
375,000 2.150%,  2/3/2032 328,564
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,569,532
JBS USA LUX SA
922,000 4.375%,  2/2/2052
h
802,033
845,000 3.000%,  5/15/2032
h
760,508
JBS USA, LLC
245,000 6.500%,  4/15/2029
h
259,700
612,000 5.500%,  1/15/2030
h
625,635
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 935,569
Kraft Foods Group, Inc.
560,000 5.000%,  6/4/2042 598,136
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 914,846
1,010,000 3.750%,  4/1/2030 1,005,667
1,000,000 4.375%,  6/1/2046 987,640
Mattel, Inc.
605,000 3.375%,  4/1/2026
h
592,346
769,000 5.450%,  11/1/2041 818,601
Medtronic, Inc.
923,000 4.375%,  3/15/2035 1,025,291
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
h
663,045
Mozart Debt Merger Sub, Inc.
688,000 3.875%,  4/1/2029
h
636,400
657,000 5.250%,  10/1/2029
h
610,793
Newell Brands, Inc.
889,000 4.700%,  4/1/2026
i
894,556
Ortho-Clinical Diagnostics, Inc.
385,000 7.250%,  2/1/2028
h
396,550
Owens & Minor, Inc.
340,000 6.625%,  4/1/2030
h
349,863
Par Pharmaceutical, Inc.
535,000 7.500%,  4/1/2027
h
499,235
Principal
Amount Long-Term Fixed Income (19.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Pilgrim's Pride Corporation
$ 477,000 3.500%,  3/1/2032
h
$ 416,414
Post Holdings, Inc.
185,000 5.500%,  12/15/2029
h
178,003
397,000 4.500%,  9/15/2031
h
351,738
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 800,807
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
1,212,919
Royalty Pharma plc
1,050,000 3.550%,  9/2/2050 872,215
Scotts Miracle-Gro Company
620,000 4.500%,  10/15/2029 581,250
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
740,000
Simmons Foods, Inc.
812,000 4.625%,  3/1/2029
h
761,250
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
291,623
280,000 5.500%,  7/15/2030
h
268,800
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
h
517,300
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,700,102
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
374,894
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 210,903
1,340,000 5.125%,  11/1/2027
h
1,346,305
255,000 6.125%,  10/1/2028
h
259,144
Teva Pharmaceutical Finance
Netherlands III BV
385,000 3.150%,  10/1/2026 348,575
Thermo Fisher Scientific, Inc.
625,000 2.000%,  10/15/2031 561,063
TreeHouse Foods, Inc.
266,000 4.000%,  9/1/2028 225,229
United Natural Foods, Inc.
340,000 6.750%,  10/15/2028
h
348,500
UnitedHealth Group, Inc.
1,450,000 4.625%,  7/15/2035 1,620,445
Zoetis, Inc.
740,000 4.700%,  2/1/2043 825,686
Total 75,323,875
Energy (0.5%)
Antero Resources Corporation
585,000 5.375%,  3/1/2030
h
597,431
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
h
561,786
BP Capital Markets America, Inc.
1,519,000 2.939%,  6/4/2051 1,296,530
700,000 3.543%,  4/6/2027 708,606
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 473,961
Callon Petroleum Company
400,000 8.250%,  7/15/2025 404,000
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 421,898
525,000 2.950%,  7/15/2030 499,200
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 253,074

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Energy (0.5%) - continued
Cheniere Energy Partners, LP
$ 197,000 3.250%,  1/31/2032
h
$ 179,130
Cheniere Energy, Inc.
518,000 4.625%,  10/15/2028 519,735
Chesapeake Energy Corporation
340,000 6.750%,  4/15/2029
h
360,106
CNX Resources Corporation
330,000 6.000%,  1/15/2029
h
333,300
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
403,973
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,500,450
Continental Resources, Inc.
426,000 2.268%,  11/15/2026
h
397,769
1,029,000 5.750%,  1/15/2031
h
1,125,520
CQP Holdco, LP
377,000 5.500%,  6/15/2031
h
370,365
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030 1,812,078
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
h
474,608
165,000 4.375%,  6/15/2031
h
157,988
Enbridge, Inc.
1,400,000 2.500%,  2/14/2025 1,368,510
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
h
392,825
Energy Transfer, LP
950,000 4.000%,  10/1/2027 956,110
970,000 4.900%,  3/15/2035 980,413
800,000 5.150%,  2/1/2043 785,883
1,100,000 6.000%,  6/15/2048 1,219,347
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 580,000
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 1,066,453
EQT Corporation
165,000 3.125%,  5/15/2026
h
160,260
480,000 3.900%,  10/1/2027 478,610
Equinor ASA
750,000 3.000%,  4/6/2027 746,547
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,405,622
Ferrellgas, LP
339,000 5.375%,  4/1/2026
h
320,104
Genesis Energy, LP
270,000 6.500%,  10/1/2025 266,301
165,000 8.000%,  1/15/2027 169,736
Halliburton Company
1,004,000 4.850%,  11/15/2035 1,078,706
615,000 5.000%,  11/15/2045 666,831
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
h
801,783
Hess Corporation
923,000 5.800%,  4/1/2047 1,098,162
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
461,678
Hilcorp Energy I, LP
540,000 5.750%,  2/1/2029
h
540,324
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
434,148
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
h
815,095
Principal
Amount Long-Term Fixed Income (19.3%) Value
Energy (0.5%) - continued
Magellan Midstream Partners, LP
$ 1,070,000 5.000%,  3/1/2026 $ 1,127,107
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 487,931
MPLX, LP
400,000 4.875%,  12/1/2024 414,265
1,496,000 4.875%,  6/1/2025 1,549,858
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 356,125
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
630,000
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,058,807
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
360,000 7.500%,  2/1/2026
h
354,128
NGL Energy Partners, LP
174,000 7.500%,  11/1/2023 166,605
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 570,500
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
h
425,375
Occidental Petroleum Corporation
185,000 8.500%,  7/15/2027 218,988
380,000 6.450%,  9/15/2036 446,380
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,024,620
Ovintiv Exploration, Inc.
825,000 5.625%,  7/1/2024 867,374
700,000 5.375%,  1/1/2026 741,969
PBF Holding Company, LLC
260,000 9.250%,  5/15/2025
h
267,857
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
416,150
Range Resources Corporation
587,000 4.750%,  2/15/2030
f,h
582,997
Sabine Pass Liquefaction, LLC
2,050,000 4.500%,  5/15/2030 2,143,823
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
h
1,011,196
SM Energy Company
375,000 6.625%,  1/15/2027
f
384,435
245,000 6.500%,  7/15/2028 252,823
Southwestern Energy Company
330,000 5.375%,  2/1/2029 334,125
360,000 5.375%,  3/15/2030 365,836
235,000 4.750%,  2/1/2032 234,706
Summit Midstream Holdings, LLC
457,000 8.500%,  10/15/2026
h
435,763
Sunoco, LP
545,000 5.875%,  3/15/2028 550,450
Tallgrass Energy Finance
Corporation
790,000 5.500%,  1/15/2028
h
764,325
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033
e
1,086,827
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
350,175
Transocean Proteus, Ltd.
160,000 6.250%,  12/1/2024
h
158,800
Transocean, Inc.
330,000 11.500%,  1/30/2027
f,h
340,725

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Energy (0.5%) - continued
USA Compression Partners, LP
$ 456,000 6.875%,  4/1/2026 $ 460,104
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
469,539
290,000 4.125%,  8/15/2031
h
284,534
W&T Offshore, Inc.
206,000 9.750%,  11/1/2023
h
204,970
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
532,043
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 573,471
320,000 5.500%,  8/15/2048 316,000
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,261,234
Total 54,867,896
Financials (1.5%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,510,000 3.500%,  1/15/2025 1,483,521
1,250,000 3.875%,  1/23/2028
f
1,218,325
550,000 3.400%,  10/29/2033 492,961
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,381,578
459,000 2.875%,  1/15/2032 410,959
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
662,172
1,050,000 2.850%,  1/26/2028
h
943,220
Alliant Holdings Intermediate, LLC
261,000 6.750%,  10/15/2027
h
257,852
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 1,051,603
1,000,000 8.000%,  11/1/2031 1,254,329
Altice Financing SA
235,000 5.750%,  8/15/2029
h
213,635
American Express Company
1,200,000 2.250%,  3/4/2025 1,178,407
American Finance Trust, Inc.
395,000 4.500%,  9/30/2028
h
355,547
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 882,795
American International Group, Inc.
845,000 3.750%,  7/10/2025 858,624
1,450,000 3.900%,  4/1/2026 1,486,501
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
302,406
Ares Capital Corporation
917,000 3.250%,  7/15/2025 889,552
1,100,000 3.875%,  1/15/2026 1,079,074
550,000 2.150%,  7/15/2026 497,055
Associated Banc-Corporation
750,000 4.250%,  1/15/2025 764,541
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
673,983
Aviation Capital Group, LLC
1,000,000 5.500%,  12/15/2024
h
1,029,244
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
h
816,728
275,000 4.250%,  4/15/2026
h
271,193
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
913,093
Principal
Amount Long-Term Fixed Income (19.3%) Value
Financials (1.5%) - continued
Banco Santander SA
$ 1,200,000 4.175%,  3/24/2028
b
$ 1,206,086
Bank of America Corporation
1,050,000 4.200%,  8/26/2024 1,075,519
970,000 4.000%,  1/22/2025 987,760
575,000 1.734%,  7/22/2027
b
533,994
800,000 3.824%,  1/20/2028
b
809,229
500,000 2.087%,  6/14/2029
b
456,722
1,500,000 2.496%,  2/13/2031
b
1,378,755
900,000 2.592%,  4/29/2031
b
830,310
1,475,000 1.922%,  10/24/2031
b
1,281,300
923,000 2.972%,  2/4/2033
b
864,844
1,230,000 3.846%,  3/8/2037
b
1,177,874
1,375,000 4.244%,  4/24/2038
b
1,432,572
Bank of Montreal
917,000 1.500%,  1/10/2025 878,491
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,349,459
1,475,000 3.564%,  9/23/2035
b
1,358,523
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025
h
875,713
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,423,382
BPCE SA
1,091,000 3.500%,  10/23/2027
h
1,066,722
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 641,362
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,780,013
CANPACK SA
700,000 3.125%,  11/1/2025
h
642,250
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,125,144
920,000 2.636%,  3/3/2026
b
900,221
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
h
368,846
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,490,136
Chobani, LLC
276,000 7.500%,  4/15/2025
h
266,837
491,000 4.625%,  11/15/2028
h
452,947
Chubb INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,211,422
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
788,360
1,515,000 4.400%,  6/10/2025 1,558,477
607,000 1.281%,  11/3/2025
b
577,626
745,000 3.200%,  10/21/2026 739,126
1,094,000 3.668%,  7/24/2028
b
1,094,242
490,000 4.125%,  7/25/2028 497,415
915,000 3.520%,  10/27/2028
b
906,398
978,000 4.650%,  7/23/2048 1,104,430
Coinbase Global, Inc.
261,000 3.625%,  10/1/2031
h
222,502
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,425,935
Corebridge Financial, Inc.
462,000 4.350%,  4/5/2042
h
461,875
1,230,000 4.400%,  4/5/2052
h
1,229,791
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
h
622,226
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,k
648,437

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Financials (1.5%) - continued
Credit Suisse Group AG
$ 900,000 7.250%,  9/12/2025
b,h,k
$ 910,125
1,800,000 2.193%,  6/5/2026
b,h
1,690,347
Danske Bank AS
900,000 3.773%,  3/28/2025
b,e,h
902,066
450,000 0.976%,  9/10/2025
b,h
421,711
900,000 3.244%,  12/20/2025
b,h
886,762
Deutsche Bank AG
680,000 2.311%,  11/16/2027
b
623,163
1,175,000 3.729%,  1/14/2032
b
1,048,039
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,693,467
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
725,897
Duke Realty, LP
925,000 2.875%,  11/15/2029 886,712
EPR Properties
405,000 4.950%,  4/15/2028 405,170
621,000 3.600%,  11/15/2031 563,000
ERP Operating, LP
337,000 3.375%,  6/1/2025 337,627
First Horizon Bank
250,000 5.750%,  5/1/2030 282,642
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 1,013,177
First-Citizens Bank & Trust
Company
750,000 6.125%,  3/9/2028 829,678
Fortress Transportation and
Infrastructure Investors, LLC
360,000 6.500%,  10/1/2025
h
357,300
171,000 9.750%,  8/1/2027
h
178,655
235,000 5.500%,  5/1/2028
h
213,650
FS KKR Capital Corporation
689,000 1.650%,  10/12/2024 649,385
500,000 4.250%,  2/14/2025
h
491,883
1,300,000 3.400%,  1/15/2026 1,258,635
GE Capital International Funding
Company
2,090,000 4.418%,  11/15/2035 2,244,218
Genworth Mortgage Holdings, Inc.
257,000 6.500%,  8/15/2025
h
265,134
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
h
639,384
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,012,725
1,930,000 0.925%,  10/21/2024
b
1,870,754
785,000 1.948%,  10/21/2027
b
729,539
275,000 1.992%,  1/27/2032
b
238,227
2,153,000 3.102%,  2/24/2033
b
2,029,391
1,130,000 4.750%,  10/21/2045 1,262,500
HCP, Inc.
205,000 3.400%,  2/1/2025 205,789
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,094,945
1,850,000 3.803%,  3/11/2025
b
1,858,707
1,100,000 2.999%,  3/10/2026
b
1,078,503
710,000 3.900%,  5/25/2026 716,793
HUB International, Ltd.
184,000 7.000%,  5/1/2026
h
186,126
323,000 5.625%,  12/1/2029
h
308,465
Principal
Amount Long-Term Fixed Income (19.3%) Value
Financials (1.5%) - continued
Icahn Enterprises, LP
$ 466,000 4.750%,  9/15/2024 $ 468,120
485,000 6.375%,  12/15/2025 488,637
635,000 5.250%,  5/15/2027 623,205
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 656,702
iStar, Inc.
625,000 4.250%,  8/1/2025 614,844
J.P. Morgan Chase & Company
445,000 3.125%,  1/23/2025 447,297
500,000 0.824%,  6/1/2025
b
476,786
889,000 1.561%,  12/10/2025
b
850,942
850,000 1.040%,  2/4/2027
b
778,870
720,000 1.578%,  4/22/2027
b
670,592
1,230,000 2.947%,  2/24/2028
b
1,200,328
1,475,000 4.203%,  7/23/2029
b
1,525,396
900,000 2.522%,  4/22/2031
b
834,317
1,100,000 1.953%,  2/4/2032
b
963,603
1,740,000 3.882%,  7/24/2038
b
1,754,944
Jefferies Finance, LLC
570,000 5.000%,  8/15/2028
h
545,764
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,136,650
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
1,970,535
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
h
389,081
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,042,489
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
h
938,889
MGM Growth Properties Operating
Partnership, LP
1,237,000 4.625%,  6/15/2025
f,h
1,246,277
616,000 5.750%,  2/1/2027 650,650
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
787,030
1,870,000 3.287%,  7/25/2027 1,852,945
1,750,000 2.048%,  7/17/2030 1,549,321
Morgan Stanley
900,000 2.630%,  2/18/2026
b
882,846
600,000 2.188%,  4/28/2026
b
579,581
1,925,000 4.350%,  9/8/2026 1,982,704
1,244,000 3.591%,  7/22/2028
b
1,247,460
1,600,000 3.622%,  4/1/2031
b
1,591,676
825,000 2.802%,  1/25/2052
b
686,374
MPT Operating Partnership, LP
467,000 4.625%,  8/1/2029 462,330
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 647,377
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
347,002
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,h
950,170
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,282,182
850,000 3.032%,  11/28/2035
b
754,106
Navient Corporation
340,000 5.500%,  1/25/2023 344,250
90,000 6.750%,  6/25/2025 92,459

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Financials (1.5%) - continued
$ 160,000 5.000%,  3/15/2027 $ 152,400
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 736,988
875,000 3.375%,  2/1/2031 801,577
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 741,322
245,000 3.500%,  1/15/2027 226,625
365,000 6.625%,  1/15/2028 382,337
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 243,633
525,000 3.400%,  7/15/2026 492,945
OWL Rock Core Income
Corporation
769,000 4.700%,  2/8/2027
h
739,609
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
246,754
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
h
805,687
Park Intermediate Holdings, LLC
175,000 4.875%,  5/15/2029
h
164,054
PennyMac Financial Services, Inc.
450,000 4.250%,  2/15/2029
h
386,100
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
394,830
PRA Group, Inc.
253,000 7.375%,  9/1/2025
h
263,655
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
754,458
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,182,753
500,000 3.700%,  3/13/2051 488,440
Radian Group, Inc.
340,000 4.875%,  3/15/2027 341,700
Realty Income Corporation
1,300,000 4.125%,  10/15/2026 1,340,386
1,100,000 2.850%,  12/15/2032 1,039,241
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,136,423
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,125,764
Rocket Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
402,094
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
909,823
Service Properties Trust
195,000 4.650%,  3/15/2024 187,695
260,000 4.750%,  10/1/2026 237,900
174,000 4.950%,  2/15/2027 160,793
260,000 5.500%,  12/15/2027 250,770
Simon Property Group, LP
1,250,000 3.800%,  7/15/2050 1,232,672
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,131,518
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,131,707
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,754,704
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,117,017
850,000 1.710%,  1/12/2031 726,956
Principal
Amount Long-Term Fixed Income (19.3%) Value
Financials (1.5%) - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 1,000,000 0.800%,  9/16/2024
h
$ 943,823
Synchrony Financial
590,000 4.250%,  8/15/2024 598,231
925,000 3.950%,  12/1/2027 916,092
UBS Group Funding Jersey, Ltd.
846,000 4.125%,  9/24/2025
h
861,797
UDR, Inc.
875,000 2.100%,  8/1/2032 754,107
United Wholesale Mortgage, LLC
500,000 5.500%,  4/15/2029
h
445,510
VICI Properties, LP
340,000 4.250%,  12/1/2026
h
338,572
200,000 3.750%,  2/15/2027
h
194,500
290,000 4.625%,  12/1/2029
h
289,275
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,317,477
125,000 3.000%,  4/22/2026 123,786
1,475,000 3.000%,  10/23/2026 1,454,482
923,000 3.526%,  3/24/2028
b
921,146
1,400,000 2.393%,  6/2/2028
b
1,323,840
1,180,000 4.900%,  11/17/2045 1,302,311
Welltower, Inc.
750,000 2.050%,  1/15/2029 682,500
Total 165,435,972
Mortgage-Backed Securities (4.8%)
Federal National Mortgage
Association
31,140,902 2.500%,  12/1/2051 29,757,550
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,150,000 1.500%,  4/1/2037
e
8,674,986
21,625,000 2.000%,  4/1/2037
e
21,002,437
15,350,000 1.500%,  5/1/2037
e
14,524,638
14,950,000 2.000%,  5/1/2037
e
14,487,193
32,250,000 2.500%,  5/1/2037
e
31,782,905
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
33,032,640 2.000%,  3/1/2051 30,753,056
41,800,000 2.000%,  4/1/2052
e
38,800,524
19,300,000 2.500%,  4/1/2052
e
18,413,406
66,670,000 2.000%,  5/1/2052
e
61,763,935
87,100,000 2.500%,  5/1/2052
e
82,926,586
108,125,000 3.000%,  5/1/2049
e
105,512,410
66,500,000 3.500%,  5/1/2049
e
66,384,943
Total 524,784,569
Technology (0.3%)
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 1,040,327
Apple, Inc.
2,570,000 3.750%,  9/12/2047 2,672,057
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
561,986
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
542,000 3.875%,  1/15/2027 545,623
Broadcom, Inc.
600,000 5.000%,  4/15/2030 637,796
604,000 3.469%,  4/15/2034
h
559,383

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Technology (0.3%) - continued
$ 1,231,000 3.137%,  11/15/2035
h
$ 1,084,625
1,350,000 3.187%,  11/15/2036
h
1,171,920
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
h
402,522
CommScope, Inc.
385,000 7.125%,  7/1/2028
f,h
347,800
Dell International, LLC
2,222,000 6.020%,  6/15/2026 2,406,934
124,000 8.350%,  7/15/2046 181,212
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 944,438
1,150,000 2.650%,  6/1/2030 1,061,383
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
304,688
605,000 3.750%,  10/1/2030
h
567,944
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
542,566
750,000 5.250%,  7/15/2030
h
735,000
585,000 4.500%,  2/15/2031
h
540,253
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,326,827
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024
h
473,385
Micron Technology, Inc.
1,000,000 4.663%,  2/15/2030 1,045,130
Microsoft Corporation
700,000 3.041%,  3/17/2062 653,694
1,130,000 3.700%,  8/8/2046 1,202,759
Minerva Merger Sub, Inc.
480,000 6.500%,  2/15/2030
h
465,660
MSCI, Inc.
465,000 4.000%,  11/15/2029
h
451,601
NCR Corporation
1,020,000 6.125%,  9/1/2029
h
1,022,550
Nielsen Finance, LLC
70,000 4.500%,  7/15/2029
h
69,825
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028
h
526,138
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029
h
495,503
480,000 3.250%,  5/11/2041
h
423,275
Open Text Corporation
675,000 4.125%,  2/15/2030
h
640,032
Oracle Corporation
1,815,000 3.850%,  7/15/2036 1,670,625
1,500,000 3.600%,  4/1/2040 1,301,230
1,250,000 4.000%,  7/15/2046 1,109,178
PTC, Inc.
300,000 3.625%,  2/15/2025
h
296,625
270,000 4.000%,  2/15/2028
h
263,053
Qorvo, Inc.
960,000 3.375%,  4/1/2031
h
872,976
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
468,531
Seagate HDD Cayman
810,000 3.125%,  7/15/2029 726,975
670,000 3.375%,  7/15/2031 595,707
Sensata Technologies, Inc.
790,000 3.750%,  2/15/2031
h
730,750
Principal
Amount Long-Term Fixed Income (19.3%) Value
Technology (0.3%) - continued
Shift4 Payments, LLC
$ 190,000 4.625%,  11/1/2026
h
$ 184,775
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,128,417
Switch, Ltd.
570,000 3.750%,  9/15/2028
h
552,755
Texas Instruments, Inc.
1,005,000 4.150%,  5/15/2048 1,116,056
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
371,615
VMware, Inc.
825,000 4.650%,  5/15/2027 864,440
Total 37,358,544
Transportation (0.1%)
Air Canada
120,000 3.875%,  8/15/2026
h
113,250
Air Canada Pass Through Trust
269,691 3.875%,  3/15/2023
h
266,644
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
828,918
1,166,000 5.500%,  4/20/2026
h
1,174,745
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
f,h
443,349
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,395,693
575,000 4.450%,  3/15/2043 628,811
Canadian Pacific Railway
Company
852,000 3.100%,  12/2/2051 753,288
568,000 3.000%,  12/2/2041 510,948
CSX Corporation
900,000 3.800%,  4/15/2050 913,685
Delta Air Lines, Inc.
452,000 7.000%,  5/1/2025
h
484,144
86,000 7.375%,  1/15/2026 93,395
1,580,000 4.750%,  10/20/2028
h
1,592,098
Hawaiian Brand Intellectual
Property, Ltd.
97,000 5.750%,  1/20/2026
h
97,055
Hertz Corporation
323,000 4.625%,  12/1/2026
h
301,626
388,000 5.000%,  12/1/2029
h
351,140
Mileage Plus Holdings, LLC
1,539,000 6.500%,  6/20/2027
h
1,604,408
NCL Corporation, Ltd.
624,000 3.625%,  12/15/2024
h
588,120
Ryder System, Inc.
615,000 2.850%,  3/1/2027 596,349
Southwest Airlines Company
960,000 2.625%,  2/10/2030 875,601
United Airlines, Inc.
540,000 4.375%,  4/15/2026
h
531,185
315,000 4.625%,  4/15/2029
h
299,549
VistaJet Malta Finance plc
420,000 6.375%,  2/1/2030
h
395,163
Total 14,839,164
U.S. Government & Agencies (6.5%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 7,915,917
7,285,000 2.250%,  11/15/2027 7,201,052
72,550,000 2.875%,  5/15/2028 74,241,888

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
U.S. Government & Agencies (6.5%) -
continued
$ 19,150,000 5.250%,  11/15/2028 $ 22,436,170
13,650,000 1.625%,  8/15/2029 12,944,572
3,250,000 1.500%,  2/15/2030 3,046,875
3,750,000 0.875%,  11/15/2030 3,320,654
270,000 1.375%,  11/15/2031 247,725
2,975,000 4.375%,  5/15/2040 3,785,223
44,475,000 1.375%,  11/15/2040 36,360,050
1,340,000 3.000%,  5/15/2042 1,419,196
68,726,000 2.500%,  5/15/2046 67,338,057
46,100,000 2.875%,  5/15/2049 49,575,507
U.S. Treasury Notes
4,910,000 2.500%,  3/31/2023 4,947,592
9,380,000 0.125%,  4/30/2023 9,214,384
39,520,000 0.125%,  7/31/2023 38,524,281
21,560,000 0.125%,  8/31/2023 20,975,522
22,900,000 0.125%,  10/15/2023 22,194,215
14,890,000 0.750%,  12/31/2023 14,503,791
82,550,000 2.500%,  1/31/2024 82,827,317
25,885,000 2.125%,  7/31/2024 25,700,974
28,665,000 2.250%,  11/15/2024 28,486,963
19,170,000 2.125%,  11/30/2024 18,982,793
52,575,000 2.625%,  1/31/2026 52,774,210
2,300,000 0.500%,  2/28/2026 2,126,422
90,300,000 2.500%,  2/28/2026 90,173,016
1,500,000 0.750%,  1/31/2028 1,360,664
Total 702,625,030
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,215,536
Ameren Illinois Company
830,000 4.500%,  3/15/2049 917,814
American Electric Power
Company, Inc.
710,000 3.875%,  2/15/2062
b
655,928
518,000 2.031%,  3/15/2024 509,029
Appalachian Power Company
750,000 3.300%,  6/1/2027 754,038
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,235,056
Calpine Corporation
770,000 4.500%,  2/15/2028
h
751,120
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 657,492
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 589,633
270,000 4.250%,  11/1/2028 277,613
CMS Energy Corporation
490,000 2.950%,  2/15/2027 474,865
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,007,943
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,261,513
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 607,452
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,303,188
Dominion Energy South Carolina,
Inc.
650,000 5.100%,  6/1/2065 766,645
Principal
Amount Long-Term Fixed Income (19.3%) Value
Utilities (0.4%) - continued
DTE Electric Company
$ 965,000 3.700%,  3/15/2045 $ 946,125
475,000 3.700%,  6/1/2046 472,049
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 1,063,265
Duke Energy Corporation
770,000 3.750%,  9/1/2046 726,807
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,031,195
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,520,184
Edison International
725,000 5.750%,  6/15/2027 776,866
Exelon Corporation
585,000 4.700%,  4/15/2050 643,367
983,000 4.450%,  4/15/2046 1,027,741
FirstEnergy Corporation
460,000 3.350%,  7/15/2022 459,425
ITC Holdings Corporation
216,000 4.050%,  7/1/2023 218,117
760,000 5.300%,  7/1/2043 868,205
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
419,035
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,056,523
National Rural Utilities Cooperative
Finance Corporation
1,050,000 3.700%,  3/15/2029 1,073,995
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
731,675
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 1,020,060
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,115,662
NRG Energy, Inc.
790,000 3.375%,  2/15/2029
h
702,239
240,000 5.250%,  6/15/2029
h
234,535
Pacific Gas and Electric Company
777,000 4.950%,  7/1/2050 731,856
900,000 3.300%,  12/1/2027 849,016
1,026,000 4.550%,  7/1/2030 1,018,003
PG&E Corporation
471,000 5.000%,  7/1/2028
f
455,269
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 558,549
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 986,997
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,441,246
Southern Company
843,000 3.250%,  7/1/2026 843,079
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 623,661
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 586,090
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 750,175

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.3%) Value
Utilities (0.4%) - continued
TerraForm Power Operating, LLC
$ 750,000 5.000%,  1/31/2028
h
$ 746,812
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 956,007
Vistra Operations Company, LLC
550,000 5.000%,  7/31/2027
h
541,095
Total 40,179,790
Total Long-Term Fixed Income
(cost $2,132,988,910) 2,087,035,365
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
37,672,869 Thrivent Cash Management Trust 37,672,869
Total Collateral Held for
Securities Loaned
(cost $37,672,869) 37,672,869
Shares or
Principal
Amount Short-Term Investments ( 15.3% ) Value
Federal Home Loan Bank Discount
Notes
9,200,000 0.134%, 4/6/2022
l,m
9,199,783
2,600,000 0.127%, 4/18/2022
l,m
2,599,791
2,100,000 0.190%, 4/27/2022
l,m
2,099,742
2,000,000 0.232%, 5/4/2022
l,m
1,999,232
1,500,000 0.318%, 5/11/2022
l,m
1,499,302
4,100,000 0.249%, 5/17/2022
l,m
4,097,805
600,000 0.360%, 5/18/2022
l,m
599,672
13,800,000 0.315%, 5/24/2022
l,m
13,791,487
22,300,000 0.380%, 6/3/2022
l,m
22,275,892
3,100,000 0.300%, 6/8/2022
l,m
3,096,383
3,400,000 0.596%, 7/19/2022
l,m
3,392,215
Thrivent Core Short-Term Reserve
Fund
157,076,583 0.660% 1,570,765,827
U.S. Treasury Bills
10,000,000 0.120%, 4/14/2022
l,n
9,999,490
5,000,000 0.295%, 5/5/2022
l,n
4,999,303
10,000,000 0.360%, 5/19/2022
l,o
9,996,678
Total Short-Term Investments
(cost $1,660,303,638) 1,660,412,602
Total Investments (cost
$9,484,810,273) 104.9% $11,363,156,412
Other Assets and Liabilities, Net
(4.9%) (526,650,201)
Total Net Assets 100.0% $10,836,506,211
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $419,047,298 or 3.9% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2022, $12,247,945 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 9,652,401
Common Stock 26,531,076
Total lending $36,183,477
Gross amount payable upon return of
collateral for securities loaned $37,672,869
Net amounts due to counterparty $1,489,392
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,399,876 – 4,537,585 2,862,291
Capital Goods 35,500,178 – 31,911,177 3,589,001
Communications Services 22,512,128 – 21,347,011 1,165,117
Consumer Cyclical 24,001,702 – 21,542,212 2,459,490
Consumer Non-Cyclical 25,835,001 – 22,884,639 2,950,362
Energy 3,406,161 – 3,099,768 306,393
Financials 7,595,230 – 6,697,970 897,260
Technology 17,774,480 – 17,774,480 –
Transportation 8,423,972 – 8,423,972 –
Utilities 5,002,778 – 5,002,778 –
Common Stock
Communications Services 269,090,813 268,903,076 – 187,737
Consumer Discretionary 454,108,574 454,108,574 – –
Consumer Staples 121,456,241 121,456,241 – –
Energy 111,078,693 111,078,693 – –
Financials 458,162,758 453,044,473 5,118,285 –
Health Care 415,972,837 415,972,837 – –
Industrials 427,223,692 425,984,518 1,239,174 –
Information Technology 884,193,088 876,612,416 7,580,672 –
Materials 108,319,021 107,303,566 1,015,455 –
Real Estate 147,940,487 147,940,487 – –
Utilities 72,314,923 72,314,923 – –
Registered Investment Companies
Unaffiliated 86,133,057 86,133,057 – –
Affiliated 3,340,217,784 3,340,217,784 – –
Long-Term Fixed Income
Asset-Backed Securities 114,964,546 – 114,964,546 –
Basic Materials 21,317,492 – 21,317,492 –
Capital Goods 38,821,282 – 38,821,282 –
Collateralized Mortgage Obligations 114,669,303 – 114,669,303 –
Commercial Mortgage-Backed Securities 50,029,687 – 50,029,687 –
Communications Services 59,127,927 – 59,127,927 –
Consumer Cyclical 72,690,288 – 72,690,288 –
Consumer Non-Cyclical 75,323,875 – 75,323,875 –
Energy 54,867,896 – 54,867,896 –
Financials 165,435,972 – 165,435,972 –
Mortgage-Backed Securities 524,784,569 – 524,784,569 –
Technology 37,358,544 – 37,358,544 –
Transportation 14,839,164 – 14,839,164 –
U.S. Government & Agencies 702,625,030 – 702,625,030 –
Utilities 40,179,790 – 40,179,790 –
Short-Term Investments 89,646,775 – 89,646,775 –
Subtotal Investments in Securities $9,230,345,614 $6,881,070,645 $2,334,857,318 $14,417,651
Other Investments  * Total
Affiliated Short-Term Investments 1,570,765,827
Affiliated Registered Investment Companies 524,372,102
Collateral Held for Securities Loaned 37,672,869
Subtotal Other Investments $2,132,810,798
Total Investments at Value $11,363,156,412

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 93,500,994 93,500,994 – –
Total Asset Derivatives $93,500,994 $93,500,994 $– $–
Liability Derivatives
Futures Contracts 35,082,742 35,082,742 – –
Credit Default Swaps 156,927 – 156,927 –
Total Liability Derivatives $35,239,669 $35,082,742 $156,927 $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$66,718,304 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 413 June 2022 $ 52,294,023 ( $ 1,546,648)
CBOT 2-Yr. U.S. Treasury Note 279 June 2022 59,953,160 (826,956)
CBOT 5-Yr. U.S. Treasury Note 422 June 2022 49,701,708 (1,303,583)
CBOT U.S. Long Bond 273 June 2022 42,251,910 (1,284,847)
CME E-mini Russell 2000 Index 92 June 2022 9,231,897 273,543
CME E-mini S&P 500 Index 6,288 June 2022 1,335,766,569 88,701,231
CME E-mini S&P Mid-Cap 400 Index 24 June 2022 6,203,235 250,845
CME Ultra Long Term U.S. Treasury Bond 570 June 2022 105,042,205 (4,080,955)
Ultra 10-Yr. U.S. Treasury Note 259 June 2022 36,283,092 (1,196,686)
Total Futures Long Contracts $ 1,696,727,799 $ 78,985,944
CBOT 2-Yr. U.S. Treasury Note (578) June 2022 ( $ 124,001,802) $ 1,510,956
CBOT 5-Yr. U.S. Treasury Note (973) June 2022 (114,355,357) 2,764,419
CME E-mini Russell 2000 Index (1,959) June 2022 (197,436,036) (4,967,844)
CME E-mini S&P Mid-Cap 400 Index (1,596) June 2022 (414,598,792) (14,597,528)
ICE mini MSCI EAFE Index (1,244) June 2022 (129,030,377) (4,351,303)
ICE US mini MSCI Emerging Markets Index (1,280) June 2022 (71,105,608) (926,392)
Total Futures Short Contracts ( $ 1,050,527,972) ($20,567,692)
Total Futures Contracts $ 646,199,827 $58,418,252

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's swaps contracts held as of March 31, 2022. Investments totaling $9,346,894 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 98,090,000) $ – ( $ 156,927) ( $ 156,927)
Total Credit Default Swaps $– ($156,927) ($156,927)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $226,029 $2,508 $22,255 $185,248 21,416 1.7%
Core Emerging Markets Equity 60,291 – – 55,257 5,656 0.5
Core Low Volatility Equity 291,498 – – 283,867 21,802 2.6
Global Stock 526,874 – – 496,244 32,141 4.6
High Yield 150,776 1,472 24,000 121,510 27,533 1.1
Income 515,935 3,397 56,000 425,685 42,974 3.9
International Allocation 463,985 – – 429,722 40,625 4.0
International Index 66,527 – – 61,952 4,781 0.6
Large Cap Value 940,263 – – 946,103 38,933 8.7
Limited Maturity Bond 272,430 953 52,465 213,800 22,078 2.0
Mid Cap Stock 577,438 – 57,000 480,037 18,847 4.4
Small Cap Stock 167,802 – – 165,165 6,675 1.5
Total Affiliated Registered Investment
Companies 4,259,848 3,864,590 35.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 1,541,687 1,119,245 1,090,166 1,570,766 157,077 14.5
Total Affiliated Short-Term Investments 1,541,687 1,570,766 14.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 38,431 458,297 459,055 37,673 37,673 0.3
Total Collateral Held for Securities Loaned 38,431 37,673 0.3
Total Value $5,839,966 $5,473,029

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,852) $(19,182) $ – $2,509
Core Emerging Markets Equity – (5,034) – –
Core Low Volatility Equity – (7,631) – –
Global Stock – (30,630) – –
High Yield (1,253) (5,485) – 1,470
Income 3,126 (40,773) – 3,398
International Allocation – (34,263) – –
International Index – (4,575) – –
Large Cap Value – 5,840 – –
Limited Maturity Bond (18) (7,100) – 955
Mid Cap Stock 16,156 (56,557) – –
Small Cap Stock – (2,637) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 1,267
Total Income/Non Income Cash from Affiliated
Investments $9,599
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total Value $16,159 $(208,027) $ –

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 615,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 608,081
INEOS US Petrochem, LLC, Term
Loan
481,362
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
472,217
Innophos Holdings, Inc., Term
Loan
298,900
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
297,032
Momentive Performance Materials
USA, LLC, Term Loan
328,705
3.700%,  (LIBOR 1M +
3.250%), 5/15/2024
b
324,185
Nouryon USA, LLC, Term Loan
555,450
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
546,424
Pixelle Specialty Solutions, LLC,
Term Loan
537,483
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
525,728
Venator Finance SARL, Term Loan
340,543
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
323,515
Total 3,097,182
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
223,875
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
221,077
BW Holding, Inc., Delayed Draw
99,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
97,267
BW Holding, Inc., Term Loan
373,065
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
366,536
Flex Acquisition Company, Inc.,
Term Loan
646,439
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
644,868
271,578
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
270,877
Foley Products Company, LLC,
Term Loan
523,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
517,770
Gemini HDPE, LLC, Term Loan
411,537
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
404,508
GFL Environmental, Inc., Term
Loan
439,437
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
437,240
Graham Packaging Company,
Inc., Term Loan
450,450
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
441,923
Grinding Media, Inc., Term Loan
621,875
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
614,879
Groupe Solmax, Inc., Term Loan
543,611
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
533,419
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.2%) - continued
HRNI Holdings, LLC, Term Loan
$ 290,550
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 287,886
Hyperion Materials &
Technologies, Inc., Term Loan
374,062
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
370,090
LABL, Inc., Term Loan
149,625
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
147,408
LRS Holdings, LLC, Term Loan
297,255
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
295,026
LTR Intermediate Holdings, Inc.,
Term Loan
326,182
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
319,659
Mauser Packaging Solutions
Holding Company, Term Loan
462,852
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
455,714
Novae, LLC, Delayed Draw
174,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
172,477
Novae, LLC, Term Loan
609,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
603,671
Pactiv Evergreen Group Holdings,
Inc., Term Loan
360,437
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
350,601
Quikrete Holdings Inc., Term Loan
370,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
362,807
RLG Holdings, LLC, Term Loan
337,509
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
334,133
Smyrna Ready Mix Concrete, LLC,
Term Loan
446,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
439,310
TransDigm, Inc., Term Loan
1,048,627
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,030,276
TricorBraun Holdings, Inc., Term
Loan
565,895
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
550,882
Trident TPI Holdings, Inc., Delayed
Draw
47,378
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
46,697
Trident TPI Holdings, Inc., Term
Loan
325,863
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
321,180
Venga Finance SARL, Term Loan
298,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
288,968
Vertiv Group Corporation, Term
Loan
1,540,500
2.991%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,500,062

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.2%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 333,325
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 331,935
Total 12,759,146
Communications Services (0.1%)
Allen Media, LLC, Term Loan
297,730
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
294,827
Altice France SA, Term Loan
295,275
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
287,893
Audacy Capital Corporation, Term
Loan
379,524
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
372,313
Cablevision Lightpath, LLC, Term
Loan
424,625
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
418,680
CCI Buyer, Inc., Term Loan
113,850
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
112,118
CommScope, Inc., Term Loan
569,773
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
553,865
DIRECTV Financing, LLC, Term
Loan
663,725
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
662,258
E.W. Scripps Company, Term Loan
349,125
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
346,342
iHeartCommunications, Inc., Term
Loan
315,709
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
313,382
Metronet Systems Holdings, LLC,
Term Loan
552,850
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
546,110
NEP Group, Inc., Term Loan
696,600
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
683,016
70,000
7.457%,  (LIBOR 1M +
7.000%), 10/19/2026
b
67,393
Nexstar Media, Inc., Term Loan
687,053
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
683,742
ORBCOMM, Inc., Term Loan
328,350
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
324,794
Peraton Corporation, Term Loan
573,546
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
568,706
Sharp Midco, LLC, Term Loan
123,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
122,078
Terrier Media Buyer, Inc., Term
Loan
587,563
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
577,921
Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.1%) - continued
Univision Communications, Inc.,
Term Loan
$ 305,000
4.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 301,441
Voyage Australia, Pty. Ltd., Term
Loan
308,450
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
304,724
Xplornet Communications, Inc.,
Term Loan
328,350
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
321,714
290,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
287,100
Zacapa SARL, Term Loan
180,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
178,605
Total 8,329,022
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
178,650
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
160,685
AI Aqua Merger Sub, Inc., Delayed
Draw
38,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
38,474
AI Aqua Merger Sub, Inc., Term
Loan
338,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
334,515
American Trailer World
Corporation, Term Loan
548,743
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
525,421
Caesars Resort Collection, LLC,
Term Loan
272,922
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
271,694
Carnival Corporation, Term Loan
301,927
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
293,171
Cengage Learning, Inc., Term
Loan
606,950
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
601,263
CP Atlas Buyer, Inc., Term Loan
371,299
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
360,219
Golden Entertainment, Inc., Term
Loan
757,812
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
747,393
Great Canadian Gaming
Corporation, Term Loan
204,487
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
203,146
Michaels Companies, Inc., Term
Loan
595,500
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
557,370

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Penn National Gaming, Inc., Term
Loan
$ 324,607
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
$ 322,308
Scientific Games International,
Inc., Term Loan
1,778,902
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,771,128
Secure Acquisition, Inc., Delayed
Draw
48,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
47,160
Secure Acquisition, Inc., Term
Loan
322,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
316,365
Staples, Inc., Term Loan
97,004
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
94,046
323,788
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
305,338
Tenneco, Inc., Term Loan
423,225
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
417,330
Voyage Digital NZ/US, Term Loan
523,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
512,540
Wyndham Hotels & Resorts, Inc.,
Term Loan
299,150
2.207%,  (LIBOR 1M +
1.750%), 5/30/2025
b
296,105
Total 8,175,671
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
158,800
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
156,021
Alltech, Inc., Term Loan
290,540
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
285,456
Bausch Health Americas, Inc.,
Term Loan
568,686
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
563,471
Bausch Health Companies, Inc.,
Term Loan
817,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
807,809
Blue Ribbon, LLC, Term Loan
409,500
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
400,900
Chobani, LLC, Term Loan
221,625
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
217,469
City Brewing Company, LLC, Term
Loan
590,915
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
537,733
CNT Holdings I Corporation, Term
Loan
287,100
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
285,245
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
79,734
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Del Monte Foods, Inc., Term Loan
$ 196,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
$ 192,815
Endo Luxembourg Finance
Company I SARL, Term Loan
688,050
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
642,969
Gainwell Acquisition Corporation,
Term Loan
782,080
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
780,125
Global Medical Response, Inc.,
Term Loan
52,665
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
52,251
1,557,116
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,543,974
Herens US Holdco Corporation,
Term Loan
565,732
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
550,882
Mamba Purchaser, Inc., Term Loan
60,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
59,625
Packaging Coordinators Midco,
Inc., Term Loan
296,503
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
294,587
Petco Health & Wellness
Company, Inc., Term Loan
504,900
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
499,492
PetSmart, LLC, Term Loan
716,400
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
713,413
Precision Medicine Group, LLC,
Delayed Draw
59,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
58,185
Precision Medicine Group, LLC,
Term Loan
449,882
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
440,511
Total 9,162,667
Energy (<0.1%)
Calpine Corporation, Term Loan
548,063
2.960%,  (LIBOR 1M +
2.500%), 12/16/2027
b
542,927
Energizer Holdings, Inc., Term
Loan
133,650
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b,c
131,311
GIP II Blue Holding LP, Term Loan
578,550
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
575,658
Total 1,249,896
Financials (0.1%)
Asurion, LLC, Term Loan
607,312
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
593,393
222,750
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
217,948

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
$ 400,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
$ 391,600
320,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
312,400
Digicel International Finance, Ltd.,
Term Loan
455,465
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
432,691
Rinchem Company, Inc., Term
Loan
131,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
130,345
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
196,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
192,080
Tiger Acquisition, LLC, Term Loan
199,000
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
190,584
Tronox Finance, LLC, Term Loan
260,192
3.164%,  (LIBOR 1M +
2.250%), 3/11/2028
b
256,128
Total 2,717,169
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
468,422
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
459,991
Crown Subsea Communications
Holding, Inc., Term Loan
472,808
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
469,655
Gogo Intermediate Holdings, LLC,
Term Loan
516,100
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
511,584
Gridiron Fiber Corporation, Term
Loan
225,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
219,235
Lummus Technology Holdings V,
LLC, Term Loan
1,022,354
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
987,215
Prime Security Services Borrower,
LLC, Term Loan
1,336,500
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,325,367
Rackspace Technology Global,
Inc., Term Loan
861,300
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
843,764
Redstone Holdco 2 LP, Term Loan
299,562
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
292,073
171,666
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
156,216
SS&C Technologies, Inc., Term
Loan
45,621
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
44,858
39,356
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
38,699
Principal
Amount Bank Loans (0.8%)
a
Value
Technology (0.1%) - continued
Verscend Holding Corporation,
Term Loan
$ 198,500
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 197,507
Zayo Group Holdings, Inc., Term
Loan
932,974
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
907,084
Total 6,453,248
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,040,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,052,022
Air Canada, Term Loan
213,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
210,780
Hertz Corporation, Term Loan
163,763
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
162,284
31,096
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
30,815
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
347,144
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
134,042
United Airlines, Inc., Term Loan
306,900
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
302,809
Total 2,239,896
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
104,113
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
103,397
CQP Holdco, LP, Term Loan
731,325
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
726,871
EnergySolutions, LLC, Term Loan
297,189
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
290,503
Exgen Renewables IV, LLC, Term
Loan
185,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
183,035
Osmose Utilities Services, Inc.,
Term Loan
129,350
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
127,572
PG&E Corporation, Term Loan
298,824
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
294,716
Total 1,726,094
Total Bank Loans
(cost $56,490,742) 55,909,991

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 44.6% ) Value
Unaffiliated  (0.9%)
5,714 Invesco QQQ Trust Series 1 $ 2,071,553
37,008 ProShares Ultra S&P 500
f
2,428,095
11,278 ProShares UltraPro QQQ 656,154
35,095 SPDR Bloomberg Short Term High
Yield Bond ETF
f
920,893
116,962 SPDR S&P 500 ETF Trust 52,824,718
32,053 SPDR S&P Biotech ETF
f,g
2,880,924
29,789 SPDR S&P Oil & Gas Exploration
ETF
f
4,008,110
Total 65,790,447
Affiliated  (43.7%)
7,150,618 Thrivent Core Emerging Markets
Debt Fund 61,852,843
12,531,391 Thrivent Core Emerging Markets
Equity Fund 122,431,688
4,002,856 Thrivent Core International Equity
Fund 40,468,878
19,487,319 Thrivent Core Low Volatility Equity
Fund 253,724,894
34,685,954 Thrivent Global Stock Portfolio 535,533,785
9,386,821 Thrivent High Yield Portfolio 41,426,856
13,457,416 Thrivent Income Portfolio 133,305,127
53,413,673 Thrivent International Allocation
Portfolio 565,004,492
3,400,060 Thrivent International Index
Portfolio 44,054,581
27,982,848 Thrivent Large Cap Value Portfolio 680,005,587
7,566,327 Thrivent Limited Maturity Bond
Portfolio 73,270,800
19,976,998 Thrivent Mid Cap Stock Portfolio 508,824,117
6,854,734 Thrivent Small Cap Stock Portfolio 169,616,291
Total 3,229,519,939
Total Registered Investment
Companies (cost $2,399,387,733) 3,295,310,386
Shares Common Stock ( 33.9% ) Value
Communications Services (2.4%)
3,774 Alphabet, Inc., Class A
g
10,496,815
27,693 Alphabet, Inc., Class C
g
77,346,272
17,999 AMC Networks, Inc.
f,g
731,299
476,357 AT&T, Inc. 11,256,316
12,029 Cars.com, Inc.
g
173,579
202,950 Comcast Corporation 9,502,119
99,008 Discovery, Inc., Class A
f,g
2,467,279
20,937 Discovery, Inc., Class C
g
522,797
5,180 DISH Network Corporation
g
163,947
3,640 E.W. Scripps Company
g
75,676
21,374 Electronic Arts, Inc. 2,704,025
21,096 Fox Corporation, Class A 832,237
6,077 Gray Television, Inc. 134,119
4,657 Hemisphere Media Group, Inc.
g
21,283
16,916 Liberty Global plc, Class A
g
431,527
9,873 Lions Gate Entertainment
Corporation, Class B 148,391
127,824 Live Nation Entertainment, Inc.
g
15,037,215
50,374 Lumen Technologies, Inc. 567,715
45,760 Match Group, Inc.
g
4,975,942
10,629 Meta Platforms, Inc.
g
2,363,464
98,380 News Corporation, Class A 2,179,117
1,693 News Corporation, Class B 38,126
5,751 Nexstar Broadcasting Group, Inc. 1,083,949
19,072 Omnicom Group, Inc. 1,618,831
Shares Common Stock (33.9%) Value
Communications Services (2.4%) - continued
119,902 QuinStreet, Inc.
g
$ 1,390,863
2,017 RingCentral, Inc.
g
236,413
9,178 Telephone & Data Systems, Inc. 173,281
361,572 Twitter, Inc.
g
13,989,221
1,122 United States Cellular Corporation
g
33,918
86,642 Upwork, Inc.
g
2,013,560
121,331 Verizon Communications, Inc. 6,180,601
10,500 Walt Disney Company
g
1,440,180
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
84,629
33,765 Zillow Group, Inc.
g
1,628,486
57,820 ZoomInfo Technologies, Inc.
g
3,454,167
Total 175,497,359
Consumer Discretionary (4.5%)
3,280 Aaron's Company, Inc. 65,862
1,644 Adient plc
g
67,026
4,825 Adtalem Global Education, Inc.
g
143,351
25,108 Amazon.com, Inc.
g
81,850,825
25,632 American Axle & Manufacturing
Holdings, Inc.
g
198,904
1,582 America's Car-Mart, Inc.
g
127,446
115,043 Aptiv plc
g
13,771,798
995 AutoZone, Inc.
g
2,034,357
24,366 AZEK Company, Inc.
g
605,251
54,506 Bally's Corporation
g
1,675,514
14,394 Beazer Homes USA, Inc.
g
219,077
7,160 BJ's Restaurants, Inc.
g
202,628
804 Booking Holdings, Inc.
g
1,888,154
2,575 Brunswick Corporation 208,292
7,667 Buckle, Inc. 253,318
13,337 Burlington Stores, Inc.
g
2,429,601
33,104 Caesars Entertainment, Inc.
g
2,560,925
35,357 Carvana Company
g
4,217,737
40,168 Cedar Fair, LP
g
2,201,206
22,142 Cheesecake Factory, Inc.
g
881,030
21,053 Chegg, Inc.
g
763,803
22,183 Chewy, Inc.
f,g
904,623
39,197 Chico's FAS, Inc.
g
188,146
9,206 Chipotle Mexican Grill, Inc.
g
14,564,168
22,263 Choice Hotels International, Inc. 3,156,003
555 Churchill Downs, Inc. 123,088
2,243 Chuy's Holdings, Inc.
g
60,561
21,919 Cimpress plc
g
1,393,829
74,413 Clarus Corporation 1,695,128
20,331 Container Store Group, Inc.
g
166,104
242,714 Cooper-Standard Holdings, Inc.
g
2,128,602
3,067 Cracker Barrel Old Country Store,
Inc. 364,145
20,018 Culp, Inc. 158,943
15,476 D.R. Horton, Inc. 1,153,117
6,769 Dana, Inc. 118,931
6,878 Darden Restaurants, Inc. 914,430
2,968 Dave & Buster's Entertainment,
Inc.
g
145,729
3,410 Deckers Outdoor Corporation
g
933,556
8,328 Denny's Corporation
g
119,174
48,303 Designer Brands, Inc.
g
652,574
6 Dollar General Corporation 1,336
6,368 Dorman Products, Inc.
g
605,151
200,043 Duluth Holdings, Inc.
g
2,446,526
32,061 Emerald Holding, Inc.
g
109,007
492,288 Everi Holdings, Inc.
g
10,338,048
9,321 Expedia Group, Inc.
g
1,823,840
36,715 Five Below, Inc.
g
5,814,555

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Consumer Discretionary (4.5%) - continued
55,349 Ford Motor Company $ 935,952
87,524 Gap, Inc. 1,232,338
1,345 Garmin, Ltd. 159,530
74,660 General Motors Company
g
3,265,628
79,684 Gentex Corporation 2,324,382
3,950 G-III Apparel Group, Ltd.
g
106,847
52,014 Goodyear Tire & Rubber
Company
g
743,280
168 Graham Holdings Company 102,727
17,131 Grand Canyon Education, Inc.
g
1,663,591
1,182 Group 1 Automotive, Inc. 198,375
11,616 Groupon, Inc.
f,g
223,376
26,965 Hanesbrands, Inc. 401,509
25,964 Harley-Davidson, Inc. 1,022,982
21,841 Home Depot, Inc. 6,537,667
19,133 Lear Corporation 2,728,174
72,672 Leggett & Platt, Inc. 2,528,986
2,007 Libbey, Inc.
g
23,749
17,089 Lithia Motors, Inc. 5,128,751
19,867 Lowe's Companies, Inc. 4,016,909
933 Lululemon Athletica, Inc.
g
340,760
4,263 M.D.C. Holdings, Inc. 161,312
227,794 Macy's, Inc. 5,549,062
95,283 Magnite, Inc.
g
1,258,688
161 Marriott Vacations Worldwide
Corporation 25,390
15,715 McDonald's Corporation 3,886,005
38,626 Miller Industries, Inc. 1,087,708
23,392 Modine Manufacturing Company
g
210,762
5,365 Mohawk Industries, Inc.
g
666,333
1,240 Murphy USA, Inc. 247,950
21,378 NIKE, Inc. 2,876,624
72,794 Nordstrom, Inc.
f
1,973,445
48,871 Norwegian Cruise Line Holdings,
Ltd.
f,g
1,069,297
769 NVR, Inc.
g
3,435,331
35,485 Papa John's International, Inc. 3,735,861
71,839 Party City Holdco, Inc.
g
257,184
80,083 Penn National Gaming, Inc.
g
3,397,121
15,292 Perdoceo Education Corporation
g
175,552
62,454 Planet Fitness, Inc.
g
5,276,114
34,645 PVH Corporation 2,654,153
102,892 Qurate Retail, Inc. 489,766
1,965 RCI Hospitality Holdings, Inc. 120,769
486 RH
g
158,480
62,233 Ross Stores, Inc. 5,629,597
9,272 Ruth's Hospitality Group, Inc. 212,143
8,802 Six Flags Entertainment
Corporation
g
382,887
78,900 Skyline Champion Corporation
g
4,330,032
22,534 Sleep Number Corporation
g
1,142,699
23,296 Sony Group Corporation ADR 2,392,732
2,216 Standard Motor Products, Inc. 95,598
51,957 Stoneridge, Inc.
g
1,078,627
5,440 Strategic Education, Inc. 361,107
40,567 Tapestry, Inc. 1,507,064
13,753 Target Corporation 2,918,662
65,337 Taylor Morrison Home Corporation
g
1,778,473
45,389 Tesla, Inc.
g
48,911,186
3,187 Thor Industries, Inc.
f
250,817
279,077 ThredUp, Inc.
g
2,148,893
36,918 Toll Brothers, Inc. 1,735,884
2,632 TopBuild Corporation
g
477,418
26,130 TripAdvisor, Inc.
g
708,646
9,092 Tupperware Brands Corporation
g
176,839
Shares Common Stock (33.9%) Value
Consumer Discretionary (4.5%) - continued
7,580 Ulta Beauty, Inc.
g
$ 3,018,508
4,652 Urban Outfitters, Inc.
g
116,812
15,626 Vail Resorts, Inc. 4,066,979
1,617 Visteon Corporation
g
176,463
1,016 Williams-Sonoma, Inc. 147,320
20,679 Wingstop, Inc. 2,426,681
7,052 Wolverine World Wide, Inc. 159,093
1,952 WW International, Inc.
g
19,969
48,944 Wyndham Hotels & Resorts, Inc. 4,145,067
29,498 Xometry, Inc.
f,g
1,084,051
10,664 Yum! Brands, Inc. 1,264,004
43,164 Zumiez, Inc.
g
1,649,296
Total 333,357,386
Consumer Staples (1.1%)
104,601 BJ's Wholesale Club Holdings,
Inc.
g
7,072,074
1,035 Boston Beer Company, Inc.
g
402,066
7,406 Casey's General Stores, Inc. 1,467,647
1,732 Coca-Cola Company 107,384
26,494 Colgate-Palmolive Company 2,009,040
163 Constellation Brands, Inc. 37,542
13,276 Costco Wholesale Corporation 7,644,985
27,571 Darling Ingredients, Inc.
g
2,216,157
182,447 e.l.f. Beauty, Inc.
g
4,712,606
2,874 Estee Lauder Companies, Inc. 782,648
15,853 Hain Celestial Group, Inc.
g
545,343
3,086 Hershey Company 668,520
9,533 Ingredion, Inc. 830,801
14,256 John B. Sanfilippo & Son, Inc. 1,189,521
6,582 Kimberly-Clark Corporation 810,639
109,784 Lamb Weston Holdings, Inc. 6,577,159
246 Medifast, Inc. 42,012
8,941 Molson Coors Beverage Company 477,271
47,057 Monster Beverage Corporation
g
3,759,854
1,328 PepsiCo, Inc. 222,281
12,493 Performance Food Group
Company
g
636,019
42,083 Philip Morris International, Inc. 3,953,277
908 PriceSmart, Inc. 71,614
155,715 Primo Water Corporation 2,218,939
24,590 Procter & Gamble Company 3,757,352
1,878 Seneca Foods Corporation
g
96,792
25,463 Sprouts Farmers Markets, Inc.
g
814,307
19,223 Sysco Corporation 1,569,558
153,235 Turning Point Brands, Inc. 5,211,522
7,180 US Foods Holding Corporation
g
270,183
15,993 Utz Brands, Inc. 236,376
140,998 Walmart, Inc. 20,997,422
Total 81,408,911
Energy (0.9%)
36,837 Antero Midstream Corporation 400,418
101,287 Antero Resources Corporation
g
3,092,292
13,070 APA Corporation 540,183
39,678 Archrock, Inc. 366,228
54,001 BP plc ADR 1,587,629
6,791 California Resources Corporation 303,761
22,602 ChampionX Corporation
g
553,297
32,421 ConocoPhillips 3,242,100
20,281 Continental Resources, Inc. 1,243,834
677 Core Laboratories NV 21,414
137,423 Devon Energy Corporation 8,125,822
7,605 Diamondback Energy, Inc. 1,042,493
1,968 DT Midstream, Inc. 106,784

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Energy (0.9%) - continued
7,611 EnLink Midstream, LLC $ 73,446
95,439 Enterprise Products Partners, LP 2,463,281
26,472 EOG Resources, Inc. 3,156,257
1,795 EQT Corporation 61,766
12,866 Equitrans Midstream Corporation 108,589
122,936 Exxon Mobil Corporation 10,153,284
137,058 Halliburton Company 5,190,386
20,478 Helix Energy Solutions Group, Inc.
g
97,885
46,187 Helmerich & Payne, Inc. 1,975,880
19,548 HF Sinclair Corporation
g
778,988
5,621 Liberty Oilfield Services, Inc.
g
83,303
138,691 Marathon Oil Corporation 3,482,531
18,977 Marathon Petroleum Corporation 1,622,533
28,357 Matador Resources Company 1,502,354
10,473 Newpark Resources, Inc.
g
38,331
48,460 Nine Energy Service, Inc.
f,g
181,240
98,889 NOV, Inc. 1,939,213
12,904 Oceaneering International, Inc.
g
195,625
4,983 Par Pacific Holdings, Inc.
g
64,879
24,794 Peabody Energy Corporation
g
608,197
11,176 Pioneer Natural Resources
Company 2,794,335
64,217 ProPetro Holding Corporation
g
894,543
32,901 Ring Energy, Inc.
g
125,682
709 RPC, Inc.
g
7,565
105,793 Schlumberger, Ltd. 4,370,309
4,240 Select Energy Services, Inc.
g
36,337
38,456 SM Energy Company 1,497,861
77,896 Talos Energy, Inc.
g
1,229,978
11,336 Targa Resources Corporation 855,528
423,236 TechnipFMC plc
g
3,280,079
9,023 VAALCO Energy, Inc. 58,920
2,213 Valero Energy Corporation 224,708
8,851 World Fuel Services Corporation 239,331
Total 70,019,399
Financials (4.4%)
134,492 Air Lease Corporation 6,005,068
8,753 Ally Financial, Inc. 380,580
22,964 American Equity Investment Life
Holding Company 916,493
109,671 American Express Company 20,508,477
14,941 American Financial Group, Inc. 2,175,708
44,788 Ameris Bancorp 1,965,297
74,700 Annaly Capital Management, Inc. 525,888
26,464 Arch Capital Group, Ltd.
g
1,281,387
2,196 Argo Group International Holdings,
Ltd. 90,651
17,635 Arthur J. Gallagher & Company 3,079,071
3,758 Assured Guaranty, Ltd. 239,234
114,704 Bank of America Corporation 4,728,099
1,472 Bank of Marin Bancorp 51,623
42,026 Bank of N.T. Butterfield & Son, Ltd. 1,507,893
19,870 BankFinancial Corporation 205,853
28,914 BankUnited, Inc. 1,271,059
23,253 Banner Corporation 1,360,998
17,346 Berkshire Hathaway, Inc.
g
6,121,577
7,881 BlackRock, Inc. 6,022,424
1,543 Blackstone Mortgage Trust, Inc. 49,052
98,814 Bridgewater Bancshares, Inc.
g
1,648,218
60,557 Brighthouse Financial, Inc.
g
3,128,375
7,567 Brown & Brown, Inc. 546,867
41,164 BRP Group, Inc.
g
1,104,430
82,808 Byline Bancorp, Inc. 2,209,317
12,013 Capital One Financial Corporation 1,577,187
Shares Common Stock (33.9%) Value
Financials (4.4%) - continued
10,294 Cboe Global Markets, Inc. $ 1,177,839
59,361 Central Pacific Financial
Corporation 1,656,172
282,668 Charles Schwab Corporation 23,831,739
16,233 Chimera Investment Corporation 195,445
15,593 Chubb, Ltd. 3,335,343
9,804 Cincinnati Financial Corporation 1,332,952
110,086 Citigroup, Inc. 5,878,592
14,882 CNO Financial Group, Inc. 373,389
25,127 Coinbase Global, Inc.
g
4,770,612
88,875 Columbia Banking System, Inc. 2,867,996
22,191 Comerica, Inc. 2,006,732
34,434 Community Trust Bancorp, Inc. 1,418,681
23,209 Customers Bancorp, Inc.
g
1,210,117
1,955 Dime Community Bancshares, Inc. 67,584
10,744 Discover Financial Services 1,183,881
41,480 East West Bancorp, Inc. 3,277,750
16,102 Ellington Residential Mortgage
REIT 162,469
14,546 Enova International, Inc.
g
552,312
47,919 Enterprise Financial Services
Corporation 2,267,048
53,138 Equitable Holdings, Inc. 1,642,496
846 Equity Bancshares, Inc. 27,334
26,567 Essent Group, Ltd. 1,094,826
152,242 F.N.B. Corporation 1,895,413
6,378 FactSet Research Systems, Inc. 2,769,009
7,430 Federated Hermes, Inc. 253,066
25,807 Financial Institutions, Inc. 777,565
126,301 First Bancorp 1,657,069
8,081 First Busey Corporation 204,773
27,714 First Financial Corporation 1,199,462
2,037 First Mid-Illinois Bancshares, Inc. 78,404
2,928 First of Long Island Corporation 56,979
22,849 Flushing Financial Corporation 510,675
56,164 Franklin Resources, Inc. 1,568,099
103,915 Fulton Financial Corporation 1,727,067
23,914 Glacier Bancorp, Inc. 1,202,396
11,831 Global Life, Inc. 1,190,199
9,120 Granite Point Mortgage Trust, Inc. 101,414
34,331 Great Southern Bancorp, Inc. 2,025,872
57,714 Hamilton Lane, Inc. 4,460,715
66,276 Hancock Whitney Corporation 3,456,293
86,733 Hanmi Financial Corporation 2,134,499
21,578 Hanover Insurance Group, Inc. 3,226,343
102,104 Heartland Financial USA, Inc. 4,883,634
1,805 Heritage Financial Corporation 45,233
5,329 HomeStreet, Inc. 252,488
24,915 Hometrust Bancshares, Inc. 735,740
332,070 Hope Bancorp, Inc. 5,339,686
1,652 Horace Mann Educators
Corporation 69,103
28,084 Horizon Bancorp, Inc. 524,328
14,543 Houlihan Lokey, Inc. 1,276,875
53,131 Independent Bank Corporation 1,168,882
360 International Bancshares
Corporation 15,196
184,021 Invesco Mortgage Capital, Inc. 419,568
89,235 Invesco, Ltd. 2,057,759
36,683 J.P. Morgan Chase & Company 5,000,627
1,643 Jefferies Financial Group, Inc. 53,973
40,789 Kinsale Capital Group, Inc. 9,300,708
6,174 Ladder Capital Corporation 73,285
12,604 Lakeland Bancorp, Inc. 210,487
18,957 Lincoln National Corporation 1,239,030

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Financials (4.4%) - continued
11,939 M&T Bank Corporation $ 2,023,660
7,303 Marsh & McLennan Companies,
Inc. 1,244,577
5,642 Mercantile Bank Corporation 199,840
160 Merchants Bancorp 4,381
41,327 MetLife, Inc. 2,904,462
162,451 MFA Financial, Inc. 654,678
35,963 Midland States Bancorp, Inc. 1,037,892
48,218 MidWestOne Financial Group, Inc. 1,596,016
15,109 Moody's Corporation 5,097,928
36,622 Morgan Stanley 3,200,763
7,524 MSCI, Inc. 3,783,669
18,333 Navient Corporation 312,394
353,822 New York Community Bancorp,
Inc. 3,792,972
30,608 New York Mortgage Trust, Inc. 111,719
31,147 NMI Holdings, Inc.
g
642,251
10,970 Northern Trust Corporation 1,277,457
2,228 Northfield Bancorp, Inc. 31,994
29,521 OceanFirst Financial Corporation 593,372
17,244 OFG Bancorp 459,380
2,910 Old Second Bancorp, Inc. 42,224
20,660 OneMain Holdings, Inc. 979,491
1,121 Peapack-Gladstone Financial
Corporation 38,955
74,004 Popular, Inc. 6,049,087
4,788 Premier Financial Corporation 145,220
10,289 Primerica, Inc. 1,407,741
13,474 QCR Holdings, Inc. 762,494
113,641 Radian Group, Inc. 2,523,967
119,307 Raymond James Financial, Inc. 13,113,032
9,881 Reinsurance Group of America,
Inc. 1,081,574
20,154 RenaissanceRe Holdings, Ltd. 3,194,611
45,273 S&P Global, Inc. 18,570,079
925 S&T Bancorp, Inc. 27,362
106,090 Seacoast Banking Corporation of
Florida 3,715,272
39,228 SEI Investments Company 2,361,918
14,165 Selective Insurance Group, Inc. 1,265,784
14,335 Signature Bank 4,207,179
31,306 Starwood Property Trust, Inc. 756,666
30,293 State Street Corporation 2,639,126
11,053 Synchrony Financial 384,755
41,725 Synovus Financial Corporation 2,044,525
7,367 Territorial Bancorp, Inc. 176,808
57,485 Texas Capital Bancshares, Inc.
g
3,294,465
220 Towne Bank 6,587
30,129 TPG RE Finance Trust, Inc. 355,823
29,608 Tradeweb Markets, Inc. 2,601,655
3,642 TriCo Bancshares 145,789
30,210 Triumph Bancorp, Inc.
g
2,840,344
37,915 Truist Financial Corporation 2,149,781
30,540 TrustCo Bank Corporation NY 975,142
72,431 Two Harbors Investment
Corporation 400,543
136,307 Umpqua Holdings Corporation 2,570,750
3,113 Univest Financial Corporation 83,304
109,810 Unum Group 3,460,113
4,095 Washington Federal, Inc. 134,398
449 Washington Trust Bancorp, Inc. 23,573
69,996 Wells Fargo & Company 3,392,006
107,396 Western Alliance Bancorp 8,894,537
43,164 Western Asset Mortgage Capital
Corporation 73,810
906 Wintrust Financial Corporation 84,195
Shares Common Stock (33.9%) Value
Financials (4.4%) - continued
20,116 Zions Bancorporation NA $ 1,318,805
4,221 Zurich Insurance Group AG 2,084,752
Total 321,541,696
Health Care (4.1%)
44,300 Abbott Laboratories 5,243,348
35,294 AbbVie, Inc. 5,721,510
10,096 AdaptHealth Corporation
g
161,839
56,607 Adaptive Biotechnologies
Corporation
g
785,705
24,952 Agilent Technologies, Inc. 3,301,898
130,954 Agilon Health, Inc.
g
3,319,684
377 Align Technology, Inc.
g
164,372
16,371 Allogene Therapeutics, Inc.
g
149,140
2,117 Amedisys, Inc.
g
364,738
38,648 Amgen, Inc. 9,345,859
24,159 Anthem, Inc. 11,867,384
15,133 Argenx SE ADR
g
4,771,586
25,950 Ascendis Pharma AS ADR
g
3,045,492
32,421 AstraZeneca plc ADR 2,150,809
11,104 Avanos Medical, Inc.
g
371,984
102,263 Avantor, Inc.
g
3,458,535
90,731 Axonics, Inc.
g
5,679,761
34,839 Baxter International, Inc. 2,701,416
13,630 Becton, Dickinson and Company 3,625,580
6,867 Biogen, Inc.
g
1,446,190
1,350 Biohaven Pharmaceutical Holding
Company, Ltd.
g
160,070
36,253 BioLife Solutions, Inc.
g
824,031
903 Bio-Rad Laboratories, Inc.
g
508,597
9,144 Bio-Techne Corporation 3,959,718
1,810 Boston Scientific Corporation
g
80,165
2,648 Bristol-Myers Squibb Company 193,383
55,336 Centene Corporation
g
4,658,738
8,290 Charles River Laboratories
International, Inc.
g
2,354,111
2,555 Chemed Corporation 1,294,235
9,991 Cigna Holding Company 2,393,944
7,652 Cooper Companies, Inc. 3,195,399
36,763 Covetrus, Inc.
g
617,251
15,354 CVS Health Corporation 1,553,978
46,551 Danaher Corporation 13,654,805
4,201 Dentsply Sirona, Inc. 206,773
8,897 DexCom, Inc.
g
4,551,705
9,003 Editas Medicine, Inc.
g
171,237
93,222 Edwards Lifesciences
Corporation
g
10,974,094
15,227 Elanco Animal Health, Inc.
g
397,272
10,230 Encompass Health Corporation 727,455
3,359 Exact Sciences Corporation
g
234,861
6,008 Generation Bio Company
g
44,099
45,618 Gilead Sciences, Inc. 2,711,990
25,759 GlaxoSmithKline plc ADR 1,122,062
10,396 Global Blood Therapeutics, Inc.
g
360,117
2,228 Globus Medical, Inc.
g
164,382
41,573 Guardant Health, Inc.
g
2,753,796
105,834 Halozyme Therapeutics, Inc.
g
4,220,660
9,654 HCA Healthcare, Inc. 2,419,486
6,265 HealthEquity, Inc.
g
422,512
2,698 Henry Schein, Inc.
g
235,239
38,123 Hologic, Inc.
g
2,928,609
3,907 ICU Medical, Inc.
g
869,855
72,972 Immunocore Holdings plc ADR
g
2,181,863
33,532 Inari Medical, Inc.
g
3,039,340
32,122 Inotiv, Inc.
g
840,954

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Health Care (4.1%) - continued
20,723 Inspire Medical Systems, Inc.
g
$ 5,319,387
15,944 Insulet Corporation
g
4,247,322
1,553 Integer Holdings Corporation
g
125,125
3,112 Integra LifeSciences Holdings
Corporation
g
199,977
43,091 Intuitive Surgical, Inc.
g
12,999,693
12,754 Invitae Corporation
g
101,649
78,102 Ionis Pharmaceuticals, Inc.
g
2,892,898
3,879 IQVIA Holding, Inc.
g
896,864
56,805 Johnson & Johnson 10,067,550
2,452 Kymera Therapeutics, Inc.
g
103,769
2,816 Laboratory Corporation of America
Holdings
g
742,467
217,923 Lantheus Holdings, Inc.
g
12,053,321
5,007 Masimo Corporation
g
728,719
58,659 Medtronic plc 6,508,216
74,440 Merck & Company, Inc. 6,107,802
1,234 Molina Healthcare, Inc.
g
411,650
89,362 MultiPlan Corporation
g
418,214
25,987 Natera, Inc.
g
1,057,151
11,836 National HealthCare Corporation 831,242
78,167 Novo Nordisk AS ADR 8,680,445
10,488 NuVasive, Inc.
g
594,670
43,458 Omnicell, Inc.
g
5,627,376
2,983 Orthofix Medical, Inc.
g
97,544
1,506 Pennant Group, Inc.
g
28,057
77,591 Phreesia, Inc.
g
2,045,299
24,059 Premier, Inc. 856,260
129,382 Progyny, Inc.
g
6,650,235
38,655 Repligen Corporation
g
7,270,619
1,648 Sage Therapeutics, Inc.
g
54,549
21,940 Sarepta Therapeutics, Inc.
g
1,713,953
14,868 Signify Health, Inc.
g
269,854
74,416 Silk Road Medical, Inc.
g
3,072,637
2,231 STAAR Surgical Company
g
178,279
26,635 Stryker Corporation 7,120,867
49,473 Syneos Health, Inc.
g
4,004,839
51,701 Teladoc Health, Inc.
g
3,729,193
9,622 Teleflex, Inc. 3,414,174
21,716 Thermo Fisher Scientific, Inc. 12,826,555
35,390 Travere Therapeutics, Inc.
g
912,000
11,793 Turning Point Therapeutics, Inc.
g
316,642
1,885 U.S. Physical Therapy, Inc. 187,463
5,372 uniQure NV
g
97,072
1,471 Vaxcyte, Inc.
g
35,525
588 Veeva Systems, Inc.
g
124,926
12,254 Veracyte, Inc.
g
337,843
184,103 Viemed Healthcare, Inc.
g
916,833
59,026 Vor BioPharma, Inc.
g
356,517
13,245 VYNE Therapeutics, Inc.
g
8,611
1,178 Waters Corporation
g
365,639
11,701 Zimmer Biomet Holdings, Inc. 1,496,558
85,846 Zoetis, Inc. 16,189,697
Total 300,097,363
Industrials (4.6%)
39,177 3M Company 5,832,672
12,653 A.O. Smith Corporation 808,400
6,358 ACCO Brands Corporation 50,864
1,995 Advanced Drainage Systems, Inc. 237,026
16,621 AECOM 1,276,659
2,411 Allegion plc 264,680
76,465 Altra Industrial Motion Corporation 2,976,782
47,963 AMETEK, Inc. 6,387,712
3,118 Armstrong World Industries, Inc. 280,651
Shares Common Stock (33.9%) Value
Industrials (4.6%) - continued
89,066 ASGN, Inc.
g
$ 10,394,893
27,524 AZZ, Inc. 1,327,758
106,603 Badger Infrastructure Solutions,
Ltd. 2,682,662
27,417 Carlisle Companies, Inc. 6,742,389
2,082 Caterpillar, Inc. 463,911
37,423 CBIZ, Inc.
g
1,570,643
64,294 Chart Industries, Inc.
g
11,043,780
1,965 Columbus McKinnon Corporation 83,316
1,638 Covenant Logistics Group, Inc. 35,266
69,447 Crane Company 7,519,721
13,119 CSW Industrials, Inc. 1,542,663
147,575 CSX Corporation 5,526,684
2,608 Cummins, Inc. 534,927
47,837 Curtiss-Wright Corporation 7,183,204
3,346 Deere & Company 1,390,129
52,433 Delta Air Lines, Inc.
g
2,074,774
6,586 Donaldson Company, Inc. 342,011
458 Douglas Dynamics, Inc. 15,842
8,068 Dover Corporation 1,265,869
177,196 Driven Brands Holdings, Inc.
g
4,656,711
12,972 Dun & Bradstreet Holdings, Inc.
g
227,269
19,148 EMCOR Group, Inc. 2,156,639
29,374 Emerson Electric Company 2,880,121
31,216 Fastenal Company 1,854,230
223,715 First Advantage Corporation
g
4,516,806
17,172 Flowserve Corporation 616,475
15,709 Forrester Research, Inc.
g
886,302
55,778 Forward Air Corporation 5,453,973
4,447 GATX Corporation 548,448
9,632 Generac Holdings, Inc.
g
2,863,208
10,776 General Dynamics Corporation 2,598,956
1,357 Gibraltar Industries, Inc.
g
58,283
1,279 Gorman-Rupp Company 45,891
2,693 GrafTech International, Ltd. 25,907
16,692 Greenbrier Companies, Inc. 859,805
17,563 Helios Technologies, Inc. 1,409,431
24,071 Honeywell International, Inc. 4,683,735
154,058 Howmet Aerospace, Inc. 5,536,845
21,802 Hubbell, Inc. 4,006,554
1,319 ICF International, Inc. 124,171
33,445 IDEX Corporation 6,412,410
9,538 Illinois Tool Works, Inc. 1,997,257
5,941 ITT Corporation 446,823
610 JB Hunt Transport Services, Inc. 122,482
2,029 JetBlue Airways Corporation
g
30,334
30,250 Johnson Controls International plc 1,983,492
7,804 Kennametal, Inc. 223,272
9,612 L3Harris Technologies, Inc. 2,388,294
31,643 Landstar System, Inc. 4,772,714
2,989 Lennox International, Inc. 770,744
83,508 Lincoln Electric Holdings, Inc. 11,508,237
8,847 Linde plc 2,825,997
16,960 Lockheed Martin Corporation 7,486,144
3,613 Manitowoc Company, Inc.
g
54,484
43,656 ManpowerGroup, Inc. 4,100,172
4,835 Masonite International
Corporation
g
430,025
31,280 Mercury Systems, Inc.
g
2,015,996
22,624 Meritor, Inc.
g
804,736
70,113 Middleby Corporation
g
11,494,325
16,232 MSC Industrial Direct Company,
Inc. 1,383,129
77,716 NAPCO Security Technologies,
Inc.
g
1,594,732

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Industrials (4.6%) - continued
569 National Presto Industries, Inc. $ 43,785
2,354 Nordson Corporation 534,546
36,401 Norfolk Southern Corporation 10,382,293
14,034 nVent Electric plc 488,103
7,924 Old Dominion Freight Line, Inc. 2,366,740
12,700 Parker-Hannifin Corporation 3,603,752
6,006 Proto Labs, Inc.
g
317,717
7,541 Quad/Graphics, Inc.
g
52,335
2,991 Quanta Services, Inc. 393,645
174,496 Ranpak Holdings Corporation
g
3,564,953
19,670 Raytheon Technologies
Corporation 1,948,707
22,756 RBC Bearings, Inc.
g
4,411,933
95,730 Regal Rexnord Corporation 14,242,709
85,688 Rush Enterprises, Inc. 4,362,376
19,388 Ryder System, Inc. 1,538,050
10,049 Saia, Inc.
g
2,450,147
11,106 SkyWest, Inc.
g
320,408
3,348 Snap-On, Inc. 687,947
5,251 Southwest Airlines Company
g
240,496
34,849 Standex International Corporation 3,482,112
192,112 Summit Materials, Inc.
g
5,966,999
240,990 Sun Country Airlines Holdings,
Inc.
g
6,309,118
2,401 Sunrun, Inc.
g
72,918
7,871 Technip Energies NV ADR
g
95,318
15,969 Teledyne Technologies, Inc.
g
7,547,428
23,873 Tennant Company 1,881,192
64 Tetra Tech, Inc. 10,556
3,569 Thermon Group Holdings, Inc.
g
57,818
12,524 Timken Company 760,207
1,677 Toro Company 143,367
5,759 Trane Technologies plc 879,399
44,902 TransUnion 4,640,173
23,437 Trex Company, Inc.
g
1,531,139
27,264 TriMas Corporation 874,902
40,258 Tutor Perini Corporation
g
434,786
421,160 Uber Technologies, Inc.
g
15,026,989
1,389 UniFirst Corporation 255,965
36,937 Union Pacific Corporation 10,091,558
17,321 United Parcel Service, Inc. 3,714,662
17,869 United Rentals, Inc.
g
6,347,247
8,021 Univar, Inc.
g
257,795
11,046 Valmont Industries, Inc. 2,635,576
21,325 Verisk Analytics, Inc. 4,576,985
66,584 Vicor Corporation
g
4,697,501
31,744 Vontier Corporation 805,980
7,240 Watsco, Inc. 2,205,594
1,311 Watts Water Technologies, Inc. 183,002
10,285 Werner Enterprises, Inc. 421,685
16,062 WESCO International, Inc.
g
2,090,309
260,470 WillScot Mobile Mini Holdings
Corporation
g
10,192,191
2,993 Woodward, Inc. 373,856
4,804 Xylem, Inc. 409,589
5,977 Yellow Corporation
g
41,899
Total 339,677,904
Information Technology (8.6%)
12,835 Accenture plc 4,328,347
6,508 ACI Worldwide, Inc.
g
204,937
48,835 Adobe, Inc.
g
22,250,203
13,608 Advanced Energy Industries, Inc. 1,171,377
40,919 Agilysys, Inc.
g
1,631,850
115,953 Alignment Healthcare, Inc.
g
1,302,152
Shares Common Stock (33.9%) Value
Information Technology (8.6%) - continued
62,226 Allegro MicroSystems, Inc.
g
$ 1,767,218
22,011 Alliance Data Systems Corporation 1,235,918
71,586 Amphenol Corporation 5,394,005
4,553 Anaplan, Inc.
g
296,173
804 ANSYS, Inc.
g
255,391
562,915 Apple, Inc. 98,290,588
45,677 AppLovin Corporation
g
2,515,432
19,800 Arista Networks, Inc.
g
2,751,804
8,837 Arrow Electronics, Inc.
g
1,048,333
9,971 Autodesk, Inc.
g
2,137,284
46,901 Avalara, Inc.
g
4,667,118
7,156 Avaya Holdings Corporation
g
90,666
11,804 Axcelis Technologies, Inc.
g
891,556
6,595 Benchmark Electronics, Inc. 165,139
39,425 BigCommerce Holdings, Inc.
g
863,802
20,137 Bill.com Holdings, Inc.
g
4,566,870
194,234 Block, Inc.
g
26,338,130
9,003 Broadcom, Inc. 5,669,009
1,899 CACI International, Inc.
g
572,093
87,230 Calix, Inc.
g
3,743,039
9,450 CDK Global, Inc. 460,026
6,211 CDW Corporation 1,111,086
29,246 Ciena Corporation
g
1,773,185
108,535 Cisco Systems, Inc. 6,051,912
116,357 Cognex Corporation 8,976,943
53,638 CommScope Holding Company,
Inc.
g
422,667
28,525 Computer Services, Inc. 1,411,987
135 Concentrix Corporation 22,486
17,633 Coupa Software, Inc.
g
1,792,042
1,876 CTS Corporation 66,298
32,804 Descartes Systems Group, Inc.
g
2,403,221
18,722 Digital Turbine, Inc.
g
820,211
2,292 Diodes, Inc.
g
199,381
3,890 DocuSign, Inc.
g
416,697
79,606 Dolby Laboratories, Inc. 6,226,781
8,724 Dropbox, Inc.
g
202,833
34,307 DXC Technology Company
g
1,119,437
15,923 Endava plc ADR
g
2,118,237
4,471 EPAM Systems, Inc.
g
1,326,143
12,688 ePlus, Inc.
g
711,289
10,337 Euronet Worldwide, Inc.
g
1,345,361
2,042 F5, Inc.
g
426,676
1,437 Fair Isaac Corporation
g
670,303
29,797 Fidelity National Information
Services, Inc. 2,992,215
66,799 Five9, Inc.
g
7,374,610
12,076 FLEETCOR Technologies, Inc.
g
3,007,649
475 Genpact, Ltd. 20,667
136,735 Gilat Satellite Networks, Ltd.
g
1,204,635
21,055 Global Payments, Inc. 2,881,166
49,303 Hewlett Packard Enterprise
Company 823,853
4,797 HubSpot, Inc.
g
2,278,287
1,969 I3 Verticals, Inc.
g
54,856
8,977 IPG Photonics Corporation
g
985,316
26,858 Jack Henry & Associates, Inc. 5,292,369
164 Keysight Technologies, Inc.
g
25,907
7,066 KLA-Tencor Corporation 2,586,580
80,402 Knowles Corporation
g
1,731,055
9,855 Lam Research Corporation 5,298,147
108,054 Lattice Semiconductor
Corporation
g
6,585,891
6,273 Littelfuse, Inc. 1,564,549
48,859 LivePerson, Inc.
g
1,193,137

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Information Technology (8.6%) - continued
79,987 LiveRamp Holding, Inc.
g
$ 2,990,714
6,361 Manhattan Associates, Inc.
g
882,334
15,719 Mastercard, Inc. 5,617,656
4,044 MAXIMUS, Inc. 303,098
1,432 MaxLinear, Inc.
g
83,557
51,277 Microchip Technology, Inc. 3,852,954
357,565 Microsoft Corporation 110,240,865
15,780 MKS Instruments, Inc. 2,367,000
1,241 Model N, Inc.
g
33,383
20,287 Monolithic Power Systems, Inc. 9,852,990
44,130 National Instruments Corporation 1,791,237
4,987 NetApp, Inc. 413,921
2,845 NETGEAR, Inc.
g
70,215
1,106 NICE, Ltd. ADR
g
242,214
17,768 Nova, Ltd.
g
1,934,580
168,751 NVIDIA Corporation 46,045,398
15,680 Okta, Inc.
g
2,367,053
8,748 Palo Alto Networks, Inc.
g
5,445,717
10,633 Paycom Software, Inc.
g
3,683,059
79,967 Paymentus Holdings, Inc.
f,g
1,685,704
151,859 PayPal Holdings, Inc.
g
17,562,493
261 Progress Software Corporation 12,290
28,987 PTC, Inc.
g
3,122,480
18,929 Qorvo, Inc.
g
2,349,089
119,230 QUALCOMM, Inc. 18,220,729
97,626 Salesforce.com, Inc.
g
20,727,952
54,058 Samsung Electronics Company,
Ltd. 3,093,360
7,985 ScanSource, Inc.
g
277,798
35,765 Semtech Corporation
g
2,479,945
33,868 ServiceNow, Inc.
g
18,860,751
196,595 Sierra Wireless, Inc.
g
3,546,574
10,444 SiTime Corporation
g
2,588,232
45,190 Skyworks Solutions, Inc. 6,022,923
61,541 Sonos, Inc.
g
1,736,687
131,549 Sprout Social, Inc.
g
10,539,706
38,682 STMicroelectronics NV ADR 1,671,836
9,123 Synopsys, Inc.
g
3,040,422
15,256 TD SYNNEX Corporation 1,574,572
5,487 TE Connectivity, Ltd. 718,687
112,491 Telefonaktiebolaget LM Ericsson
ADR 1,028,168
66,437 Texas Instruments, Inc. 12,189,861
3,988 Trimble, Inc.
g
287,694
25,972 TTEC Holdings, Inc. 2,143,209
272,975 TTM Technologies, Inc.
g
4,045,489
15,451 Universal Display Corporation 2,579,544
3,084 Upland Software, Inc.
g
54,309
2,804 VeriSign, Inc.
g
623,778
2,223 Vertex, Inc.
g
34,101
3,581 Western Union Company 67,108
10,391 WEX, Inc.
g
1,854,274
70,424 Workiva, Inc.
g
8,310,032
35,905 Xerox Holdings Corporation 724,204
Total 632,116,471
Materials (1.1%)
3,198 AdvanSix, Inc. 163,386
2,722 Alpha Metallurgical Resources,
Inc.
g
359,195
42,062 AptarGroup, Inc. 4,942,285
31,986 Ashland Global Holdings, Inc. 3,147,742
8,943 Avery Dennison Corporation 1,555,814
102,818 Axalta Coating Systems, Ltd.
g
2,527,266
128 Balchem Corporation 17,498
Shares Common Stock (33.9%) Value
Materials (1.1%) - continued
3,492 Ball Corporation $ 314,280
2,086 Cabot Corporation 142,703
63,139 Carpenter Technology Corporation 2,650,575
3,576 Celanese Corporation 510,903
26,472 CF Industries Holdings, Inc. 2,728,204
18,304 Chemours Company 576,210
29,991 Cleveland-Cliffs, Inc.
g
966,010
47,933 Compass Minerals International,
Inc. 3,009,713
28,276 Crown Holdings, Inc. 3,537,045
48,398 Eastman Chemical Company 5,423,480
9,056 FMC Corporation 1,191,498
29,885 Graphic Packaging Holding
Company 598,895
40,288 Huntsman Corporation 1,511,203
46,790 Ingevity Corporation
g
2,997,835
17,171 Innospec, Inc. 1,589,176
235,701 Ivanhoe Mines, Ltd.
g
2,198,355
20,605 Kaiser Aluminum Corporation 1,940,167
723 Koppers Holdings, Inc. 19,897
20,492 LyondellBasell Industries NV 2,106,987
6,946 Martin Marietta Materials, Inc. 2,673,446
248 Materion Corporation 21,263
7,720 Minerals Technologies, Inc. 510,678
19,680 Myers Industries, Inc. 425,088
9,342 Neenah, Inc. 370,504
13 NewMarket Corporation 4,217
18,466 Nucor Corporation 2,744,971
31,074 O-I Glass, Inc.
g
409,555
10,950 Olin Corporation 572,466
2,385 PPG Industries, Inc. 312,602
22,958 Quaker Chemical Corporation 3,967,372
5,544 Rayonier Advanced Materials,
Inc.
g
36,424
7,193 Reliance Steel & Aluminum
Company 1,318,837
35,606 RPM International, Inc. 2,899,753
13,189 Ryerson Holding Corporation 461,879
3,034 Schweitzer-Mauduit International,
Inc. 83,435
12,579 Sensient Technologies Corporation 1,056,007
35,913 Sherwin-Williams Company 8,964,603
6,188 Sonoco Products Company 387,121
14,781 Steel Dynamics, Inc. 1,233,179
14,724 SunCoke Energy, Inc. 131,191
16,301 Trinseo plc 781,144
4,793 Tronox Holdings plc 94,853
32,986 UFP Technologies, Inc.
g
2,182,684
16,042 United States Lime & Minerals, Inc. 1,861,514
35,644 United States Steel Corporation 1,345,205
21,277 Westlake Corporation 2,625,582
3,622 Worthington Industries, Inc. 186,207
Total 84,388,102
Real Estate (1.6%)
200,572 AGNC Investment Corporation 2,627,493
70,978 Agree Realty Corporation 4,710,100
2,035 Alexandria Real Estate Equities,
Inc. 409,544
54,627 American Campus Communities,
Inc. 3,057,473
3,819 Apartment Income REIT
Corporation 204,164
5,106 AvalonBay Communities, Inc. 1,268,177
6,291 Breaemar Hotels & Resorts, Inc. 38,878

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.9%) Value
Real Estate (1.6%) - continued
29,507 Camden Property Trust $ 4,904,063
5,071 CareTrust REIT, Inc. 97,870
44,400 CBRE Group, Inc.
g
4,063,488
1,231 Community Healthcare Trust, Inc. 51,961
110,236 CubeSmart 5,735,579
131,726 Cushman and Wakefield plc
g
2,701,700
1,892 Digital Realty Trust, Inc. 268,286
5,762 Duke Realty Corporation 334,542
7,562 EastGroup Properties, Inc. 1,537,203
55,050 EPR Properties 3,011,786
88,512 Essential Properties Realty Trust,
Inc. 2,239,354
2,065 Essex Property Trust, Inc. 713,416
4,472 Extra Space Storage, Inc. 919,443
2,709 Federal Realty Investment Trust 330,688
52,832 First Industrial Realty Trust, Inc. 3,270,829
15,949 FirstService Corporation 2,310,691
23,251 Four Corners Property Trust, Inc. 628,707
3,421 Getty Realty Corporation 97,909
10,758 Gladstone Commercial
Corporation 236,891
10,980 Gladstone Land Corporation 399,892
19,148 Healthcare Realty Trust, Inc. 526,187
1,659 Highwoods Properties, Inc. 75,883
86,578 Host Hotels & Resorts, Inc. 1,682,211
81,487 Independence Realty Trust, Inc. 2,154,516
8,061 Industrial Logistics Properties Trust 182,743
6,596 Innovative Industrial Properties,
Inc. 1,354,818
2,798 Jones Lang LaSalle, Inc.
g
670,009
25,994 Kilroy Realty Corporation 1,986,461
12,562 Life Storage, Inc. 1,764,082
15,625 Medical Properties Trust, Inc. 330,313
162,099 MGIC Investment Corporation 2,196,441
43,854 National Retail Properties, Inc. 1,970,799
247,015 National Storage Affiliates Trust 15,502,661
115,643 Necessity Retail REIT, Inc. 914,736
10,296 NetSTREIT Corporation 231,042
165,875 New Residential Investment
Corporation 1,821,308
23,909 NexPoint Residential Trust, Inc. 2,159,222
6,974 One Liberty Properties, Inc. 214,729
796 Orion Office REIT, Inc. 11,144
163,967 Pebblebrook Hotel Trust 4,013,912
1,521 PS Business Parks, Inc. 255,650
19,806 Public Storage, Inc. 7,729,886
23,276 Rayonier, Inc. REIT 957,109
1,733 RE/MAX Holdings, Inc. 48,056
7,962 Realty Income Corporation 551,767
114,677 Rexford Industrial Realty, Inc. 8,553,757
32,582 Sabra Health Care REIT, Inc. 485,146
8,499 SBA Communications Corporation 2,924,506
206,665 Service Properties Trust 1,824,852
28,952 Spirit Realty Capital, Inc. 1,332,371
34,822 STAG Industrial, Inc. 1,439,890
47,839 UDR, Inc. 2,744,523
18,960 UMH Properties, Inc. 466,226
Total 115,247,083
Utilities (0.6%)
7,867 Alliant Energy Corporation 491,530
999 American States Water Company 88,931
12,274 Artesian Resources Corporation 595,903
4,652 Avista Corporation 210,038
9,767 CenterPoint Energy, Inc. 299,261
Shares Common Stock (33.9%) Value
Utilities (0.6%) - continued
1,185 Consolidated Edison, Inc. $ 112,196
10,854 Consolidated Water Company,
Ltd. 120,045
24,014 Constellation Energy Corporation 1,350,787
19,263 Duke Energy Corporation 2,150,907
21,946 Entergy Corporation 2,562,196
1,242 Essential Utilities, Inc. 63,503
45,372 Exelon Corporation 2,161,068
402,831 NiSource, Inc. 12,810,026
31,431 NorthWestern Corporation 1,901,261
12,873 Pinnacle West Capital Corporation 1,005,381
26,505 Portland General Electric
Company 1,461,751
96,337 Sempra Energy 16,196,176
41,643 Spire, Inc. 2,988,302
37,504 UGI Corporation 1,358,395
Total 47,927,657
Total Common Stock
(cost $1,868,725,160) 2,501,279,331
Principal
Amount Long-Term Fixed Income ( 9.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
892,183
Access Group, Inc.
119,918
0.957%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
117,877
Ares CLO, Ltd.
1,500,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
1,490,258
Ares XL CLO, Ltd.
1,000,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
973,668
Ares XXXIIR CLO, Ltd.
1,250,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,250,051
Assurant CLO I, Ltd.
700,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
688,766
Buttermilk Park CLO, Ltd.
2,575,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
2,568,305
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,654,454
CarVal CLO II, Ltd.
1,000,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
991,105
600,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
593,084

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Asset-Backed Securities (0.5%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 180,000 2.742%,  12/31/2039
h
$ 156,620
CMFT Net Lease Master Issuer,
LLC
640,836
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
592,048
Commonbond Student Loan Trust
155,186
0.957%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
153,902
Credit Suisse Mortgage Trust
1,059,988
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
995,899
Dewolf Park CLO, Ltd.
975,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
969,555
Dryden 36 Senior Loan Fund
850,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
839,885
Dryden Senior Loan Fund
1,450,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
1,441,665
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,044,193
Galaxy XIX CLO, Ltd.
800,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
781,120
Goldentree Loan Management,
Ltd.
975,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
972,265
Goodgreen
861,606
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
849,829
Home Partners of America Trust
1,241,537
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,140,293
1,074,270
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
968,751
Laurel Road Prime Student Loan
Trust
96,901
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
97,115
333,409
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
331,836
Longfellow Place CLO, Ltd.
1,900,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,886,512
525,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
519,691
Madison Park Funding XIV, Ltd.
1,200,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
1,183,844
Principal
Amount Long-Term Fixed Income (9.7%) Value
Asset-Backed Securities (0.5%) - continued
Mello Mortgage Capital
Acceptance
$ 1,166,534
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
$ 1,075,855
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
964,869
National Collegiate Trust
388,739
0.752%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
380,739
OCP CLO, Ltd.
850,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
833,311
Octagon Investment Partners XVI,
Ltd.
250,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
248,631
OZLM IX, Ltd.
600,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
595,443
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
553,041
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
935,586
Saxon Asset Securities Trust
430,017
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
397,436
Sound Point CLO XIV, Ltd.
1,250,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,237,416
Sound Point CLO XV, Ltd.
1,225,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,202,933
Sound Point CLO XXI, Ltd.
725,000
1.717%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
718,802
Stratus CLO, Ltd.
875,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
857,084
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
946,395
TRK Trust
946,910
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
899,643
U.S. Small Business Administration
43,173
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 42,469
Upstart Securitization Trust
204,843
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
204,404

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Asset-Backed Securities (0.5%) - continued
VCAT Asset Securitization, LLC
$ 500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
$ 479,994
Wind River CLO, Ltd.
750,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
746,668
625,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
616,051
Total 40,081,544
Basic Materials (0.1%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
h
248,419
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
275,127
Chemours Company
170,000 5.750%,  11/15/2028
h
165,175
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 194,888
90,000 4.625%,  3/1/2029
h
88,767
90,000 4.875%,  3/1/2031
h
88,987
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
259,925
DowDuPont, Inc.
190,000 4.493%,  11/15/2025 197,609
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
h
328,915
Freeport-McMoRan, Inc.
220,000 4.125%,  3/1/2028 219,773
112,000 4.250%,  3/1/2030 112,747
681,000 4.625%,  8/1/2030 696,323
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
h
190,025
479,000 4.000%,  3/27/2027
h
480,468
Hecla Mining Company
90,000 7.250%,  2/15/2028 94,289
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
165,184
Ingevity Corporation
250,000 3.875%,  11/1/2028
h
225,958
International Flavors and
Fragrances, Inc.
350,000 3.468%,  12/1/2050
h
308,726
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 227,717
Mercer International, Inc.
160,000 5.125%,  2/1/2029 154,400
Novelis Corporation
85,000 3.250%,  11/15/2026
h
81,199
100,000 4.750%,  1/30/2030
h
97,087
85,000 3.875%,  8/15/2031
h
77,746
OCI NV
115,000 4.625%,  10/15/2025
h
115,863
Olin Corporation
245,000 5.125%,  9/15/2027 244,212
SCIL USA Holdings, LLC
209,000 5.375%,  11/1/2026
h
192,280
SPCM SA
166,000 3.375%,  3/15/2030
h
145,731
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
169,699
Principal
Amount Long-Term Fixed Income (9.7%) Value
Basic Materials (0.1%) - continued
Syngenta Finance NV
$ 200,000 5.182%,  4/24/2028
h
$ 206,518
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
h
132,838
Teck Resources, Ltd.
439,000 6.125%,  10/1/2035 518,294
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
136,553
United States Steel Corporation
276,000 6.875%,  3/1/2029
f
287,040
Total 7,128,482
Capital Goods (0.2%)
AECOM
280,000 5.125%,  3/15/2027 286,364
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
245,613
Ardagh Packaging Finance plc
150,000 5.250%,  8/15/2027
h
138,656
Boeing Company
505,000 5.930%,  5/1/2060 583,066
395,000 5.040%,  5/1/2027 415,940
650,000 5.705%,  5/1/2040 726,343
Bombardier, Inc.
65,000 7.125%,  6/15/2026
h
63,700
170,000 7.875%,  4/15/2027
h
166,450
145,000 6.000%,  2/15/2028
h
135,900
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
97,658
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
137,707
Carrier Global Corporation
384,000 3.577%,  4/5/2050 351,379
300,000 2.700%,  2/15/2031 279,945
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
e,h
24,270
48,000 8.750%,  4/15/2030
e,h
45,180
CNH Industrial NV
300,000 3.850%,  11/15/2027 301,111
Coinbase Global, Inc.
81,000 3.375%,  10/1/2028
h
71,557
Cornerstone Building Brands, Inc.
240,000 6.125%,  1/15/2029
h
222,732
Covanta Holding Corporation
139,000 5.000%,  9/1/2030 131,703
Covert Mergeco, Inc.
85,000 4.875%,  12/1/2029
h
81,150
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
h
127,896
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
128,800
220,000 3.500%,  9/1/2028
h
206,546
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
260,625
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
174,440
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 9,773
162,000 3.000%,  1/15/2029 147,926
338,000 5.950%,  2/1/2037 360,271

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Capital Goods (0.2%) - continued
Ingersoll-Rand Luxembourg
Finance SA
$ 300,000 3.500%,  3/21/2026 $ 301,295
JELD-WEN, Inc.
280,000 4.625%,  12/15/2025
h
269,500
L3Harris Technologies, Inc.
45,000 3.950%,  5/28/2024 45,442
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 383,982
120,000 6.150%,  9/1/2036 150,414
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
169,325
180,000 7.250%,  4/15/2025
h
178,400
Meritor, Inc.
150,000 4.500%,  12/15/2028
h
150,383
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
89,640
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
108,075
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
201,890
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 467,706
OI European Group BV
184,000 4.750%,  2/15/2030
h
170,973
Owens-Brockway Glass Container,
Inc.
150,000 5.875%,  8/15/2023
f,h
153,245
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
119,445
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
163,188
Raytheon Technologies
Corporation
284,000 4.125%,  11/16/2028 296,866
375,000 4.450%,  11/16/2038 406,697
400,000 3.750%,  11/1/2046 393,276
Republic Services, Inc.
335,000 2.900%,  7/1/2026 332,463
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 248,414
400,000 1.750%,  2/15/2031 345,552
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
251,496
Standard Industries, Inc.
230,000 4.375%,  7/15/2030
h
210,670
Textron, Inc.
320,000 3.375%,  3/1/2028 316,300
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
h
94,399
TransDigm, Inc.
160,000 6.250%,  3/15/2026
h
164,262
460,000 5.500%,  11/15/2027 456,550
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 177,764
185,000 4.000%,  7/15/2030 176,921
Vertiv Group Corporation
83,000 4.125%,  11/15/2028
h
75,747
Victors Merger Corporation
104,000 6.375%,  5/15/2029
h
85,133
Principal
Amount Long-Term Fixed Income (9.7%) Value
Capital Goods (0.2%) - continued
Waste Pro USA, Inc.
$ 110,000 5.500%,  2/15/2026
h
$ 103,959
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
244,291
Total 13,426,364
Collateralized Mortgage Obligations (0.5%)
Banc of America Alternative Loan
Trust
14,215
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 13,631
Bellemeade Re, Ltd.
856,780
1.849%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
855,639
BRAVO Residential Funding Trust
77,523
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
77,717
Business Jet Securities, LLC
763,993
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
735,780
Citicorp Mortgage Securities, Inc.
634,120
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 607,638
Citigroup Mortgage Loan Trust,
Inc.
2,140
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
2,127
COLT Mortgage Loan Trust
1,182,258
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
1,135,167
Countrywide Alternative Loan Trust
330,327
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
304,429
624,457
7.000%,  10/25/2037, Ser.
2007-24, Class A10 311,961
Countrywide Home Loans, Inc.
163,345
5.750%,  4/25/2037, Ser.
2007-3, Class A27 102,695
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
486,003
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
862,228
489,635
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
470,572
2,346,860
3.414%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,315,424
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
67,331
6.000%,  4/25/2022, Ser.
2006-AR5, Class 23A 59,420
Federal Home Loan Mortgage
Corporation - REMIC
217,412
4.000%,  7/15/2031, Ser.
4104, Class KI
j
6,282
431,430
3.000%,  2/15/2033, Ser.
4170, Class IG
j
42,032
865,383
3.000%,  3/15/2033, Ser.
4180, Class PI
j
98,100
Federal National Mortgage
Association - REMIC
1,222,984
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
61,349

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Flagstar Mortgage Trust
$ 672,182
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
$ 648,469
Foundation Finance Trust
720,369
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
680,527
FWD Securitization Trust
431,044
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
429,730
GCAT Trust
1,066,638
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,028,400
GS Mortgage-Backed Securities
Trust
1,090,913
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
1,036,000
297,971
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
298,258
J.P. Morgan Mortgage Trust
1,200,126
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
1,109,836
869,085
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
797,235
LHOME Mortgage Trust
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
384,892
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
961,176
Merrill Lynch Alternative Note
Asset Trust
149,891
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 85,097
New Residential Mortgage Loan
Trust
2,347,639
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
2,175,207
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,061,849
784,143
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
767,678
Oaktown Re VII, Ltd.
600,000
1.699%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
592,800
Oaktown Re, Ltd.
1,200,000
1.749%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,198,202
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
512,631
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,546,545
Palmer Square Loan Funding, Ltd.
1,300,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
1,288,230
Preston Ridge Partners Mortgage
Trust, LLC
930,711
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
894,347
Principal
Amount Long-Term Fixed Income (9.7%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 519,602
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
$ 500,015
Renaissance Home Equity Loan
Trust
1,084,205
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
485,412
Residential Accredit Loans, Inc.
Trust
282,859
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 266,443
Residential Funding Mortgage
Security I Trust
65,341
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 59,692
Sequoia Mortgage Trust
195,866
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
b
147,697
Starwood Mortgage Residential
Trust
23,128
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
23,100
Toorak Mortgage Corporation, Ltd.
1,832,890
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,819,403
723,643
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
717,827
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
747,469
Vericrest Opportunity Loan
Transferee
650,803
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
630,666
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
817,029
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
867,794
737,425
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
718,044
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
622,911
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
619,857
459,098
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
438,706
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
424,098
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
360,973
Verus Securitization Trust
546,047
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
521,729
ZH Trust
930,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
915,539
1,750,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
1,719,255
Total 39,468,962

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
$ 1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
$ 1,178,159
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
449,601
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
627,520
BANK 2021-BNK36
1,150,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 1,075,201
BANK 2022-BNK39
16,496,822
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
570,267
1,250,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,205,946
BANK 2022-BNK40
1,150,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,157,955
Barclays Commercial Mortgage
Securities, LLC
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
768,031
BBCMS Mortgage Trust
8,217,200
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
427,958
2,250,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
2,183,196
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 851,182
6,961,938
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
804,109
BBCMS Trust
1,100,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 1,030,120
Benchmark Mortgage Trust
1,850,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,747,382
BFLD Trust
400,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
394,994
BINOM Securitization Trust
638,377
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
608,435
GS Mortgage Securities Trust
2,381,861
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,384,398
Morgan Stanley Capital I Trust
7,169,536
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
866,309
Total 18,330,763
Communications Services (0.3%)
Altice France SA
110,000 8.125%,  2/1/2027
h
113,424
75,000 5.500%,  1/15/2028
h
69,503
175,000 5.125%,  7/15/2029
h
156,844
211,000 5.500%,  10/15/2029
h
189,326
American Tower Corporation
130,000 3.375%,  10/15/2026 128,265
525,000 2.900%,  1/15/2030 487,161
AT&T, Inc.
451,000 3.500%,  9/15/2053 395,727
400,000 2.300%,  6/1/2027 381,109
Principal
Amount Long-Term Fixed Income (9.7%) Value
Communications Services (0.3%) - continued
$ 450,000 4.350%,  3/1/2029 $ 476,198
987,000 5.250%,  3/1/2037 1,121,924
700,000 4.900%,  8/15/2037 770,786
355,000 5.550%,  8/15/2041 413,090
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
h
223,089
290,000 5.125%,  5/1/2027
h
290,428
445,000 4.750%,  2/1/2032
h
414,402
155,000 4.250%,  1/15/2034
h
134,617
Cengage Learning, Inc.
171,000 9.500%,  6/15/2024
h
170,573
Charter Communications
Operating, LLC
250,000 4.500%,  2/1/2024 255,709
495,000 4.200%,  3/15/2028 500,202
650,000 3.500%,  6/1/2041 540,235
460,000 6.484%,  10/23/2045 523,656
Clear Channel Worldwide
Holdings, Inc.
210,000 7.750%,  4/15/2028
h
211,098
Comcast Corporation
165,000 3.950%,  10/15/2025 170,398
375,000 4.250%,  10/15/2030 400,035
485,000 4.400%,  8/15/2035 524,031
490,000 4.750%,  3/1/2044 546,212
250,000 4.600%,  8/15/2045 274,407
Consolidated Communications,
Inc.
147,000 5.000%,  10/1/2028
h
126,507
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
h
472,199
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
145,584
296,000 4.125%,  12/1/2030
h
259,552
Cumulus Media New Holdings,
Inc.
200,000 6.750%,  7/1/2026
f,h
200,048
DIRECTV Holdings, LLC
215,000 5.875%,  8/15/2027
h
211,506
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 624,460
DISH DBS Corporation
78,000 5.250%,  12/1/2026
h
74,295
62,000 7.375%,  7/1/2028 58,745
108,000 5.750%,  12/1/2028
h
102,195
Entercom Media Corporation
248,000 6.500%,  5/1/2027
h
232,688
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
179,787
GCI, LLC
170,000 4.750%,  10/15/2028
h
165,964
Gray Escrow II, Inc.
330,000 5.375%,  11/15/2031
h
315,551
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
195,038
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 124,391
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
h
210,100
Iliad Holding SASU
90,000 6.500%,  10/15/2026
h
90,243

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Communications Services (0.3%) - continued
LCPR Senior Secured Financing
DAC
$ 135,000 6.750%,  10/15/2027
h
$ 138,686
Level 3 Financing, Inc.
300,000 4.625%,  9/15/2027
h
282,399
140,000 4.250%,  7/1/2028
h
128,521
Lions Gate Capital Holdings, LLC
67,000 5.500%,  4/15/2029
h
64,571
Magallanes, Inc.
169,000 5.141%,  3/15/2052
h
172,903
338,000 5.050%,  3/15/2042
h
344,770
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
h
524,293
Netflix, Inc.
130,000 5.875%,  11/15/2028 143,299
254,000 5.375%,  11/15/2029
h
274,955
230,000 4.875%,  6/15/2030
h
245,341
Nexstar Escrow Corporation
240,000 5.625%,  7/15/2027
h
242,928
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 226,709
200,000 4.200%,  6/1/2030 208,796
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
h
113,475
Scripps Escrow II, Inc.
120,000 5.375%,  1/15/2031
h
114,900
Scripps Escrow, Inc.
115,000 5.875%,  7/15/2027
h
115,087
Sinclair Television Group, Inc.
240,000 5.500%,  3/1/2030
h
207,710
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
284,288
115,000 4.000%,  7/15/2028
h
109,250
Sprint Capital Corporation
172,000 6.875%,  11/15/2028 199,295
235,000 8.750%,  3/15/2032 316,545
Sprint Corporation
880,000 7.625%,  2/15/2025 959,200
TEGNA, Inc.
170,000 4.625%,  3/15/2028 169,102
Telesat Canada
85,000 4.875%,  6/1/2027
h
61,928
45,000 6.500%,  10/15/2027
h
22,028
Terrier Media Buyer, Inc.
120,000 8.875%,  12/15/2027
h
122,100
T-Mobile USA, Inc.
530,000 2.550%,  2/15/2031 480,605
451,000 3.500%,  4/15/2031 424,382
525,000 4.375%,  4/15/2040 527,228
United States Cellular Corporation
150,000 6.700%,  12/15/2033 164,907
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
47,188
Verizon Communications, Inc.
384,000 3.700%,  3/22/2061 355,690
190,000 2.100%,  3/22/2028 177,094
725,000 2.650%,  11/20/2040 616,727
VTR Finance NV
150,000 6.375%,  7/15/2028
h
145,314
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
227,205
Principal
Amount Long-Term Fixed Income (9.7%) Value
Communications Services (0.3%) - continued
Zayo Group Holdings, Inc.
$ 129,000 4.000%,  3/1/2027
h
$ 118,710
Total 22,749,431
Consumer Cyclical (0.3%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
h
240,000
Allen Media, LLC
146,000 10.500%,  2/15/2028
h
143,851
Allied Universal Holdco, LLC
85,000 6.625%,  7/15/2026
h
86,006
245,000 4.625%,  6/1/2028
h
231,500
105,000 6.000%,  6/1/2029
h
92,627
Allison Transmission, Inc.
245,000 3.750%,  1/30/2031
h
222,252
Amazon.com, Inc.
675,000 3.100%,  5/12/2051 633,482
375,000 3.875%,  8/22/2037 396,915
360,000 4.050%,  8/22/2047 391,603
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
355,957
Arko Corporation
109,000 5.125%,  11/15/2029
h
99,190
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
123,456
BellRing Brands, Inc.
192,000 7.000%,  3/15/2030
h
196,080
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
149,381
Boyne USA, Inc.
120,000 4.750%,  5/15/2029
h
115,200
Brookfield Property REIT, Inc.
96,000 5.750%,  5/15/2026
h
95,129
Brookfield Residential Properties,
Inc.
160,000 6.250%,  9/15/2027
h
156,650
180,000 5.000%,  6/15/2029
h
163,442
Caesars Entertainment, Inc.
241,000 6.250%,  7/1/2025
h
248,818
50,000 8.125%,  7/1/2027
h
53,573
175,000 4.625%,  10/15/2029
h
163,625
Carnival Corporation
52,000 10.500%,  2/1/2026
h
57,819
288,000 7.625%,  3/1/2026
h
289,881
250,000 5.750%,  3/1/2027
h
238,416
109,000 6.000%,  5/1/2029
h
102,715
Cedar Fair, LP
76,000 5.375%,  4/15/2027 75,240
290,000 5.250%,  7/15/2029 285,656
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
135,800
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,h
189,150
Clarios Global, LP
110,000 8.500%,  5/15/2027
h
114,125
Cushman & Wakefield US
Borrower, LLC
88,000 6.750%,  5/15/2028
h
91,960
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 291,074

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Cyclical (0.3%) - continued
Daimler Trucks Finance North
America, LLC
$ 390,000 2.000%,  12/14/2026
h
$ 363,271
Dana, Inc.
190,000 5.625%,  6/15/2028 191,995
Empire Communities Corporation
180,000 7.000%,  12/15/2025
h
177,840
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 656,794
Ford Motor Company
94,000 3.250%,  2/12/2032 83,954
Ford Motor Credit Company, LLC
250,000 4.063%,  11/1/2024 249,247
425,000 2.300%,  2/10/2025 403,417
420,000 4.134%,  8/4/2025 419,527
275,000 2.700%,  8/10/2026 255,753
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
135,212
Gap, Inc.
67,000 3.625%,  10/1/2029
h
59,697
General Motors Company
325,000 6.125%,  10/1/2025 348,894
450,000 6.800%,  10/1/2027 507,932
622,000 5.000%,  4/1/2035 632,250
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 210,150
GLP Capital, LP
467,000 5.750%,  6/1/2028 502,620
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029
h
102,472
85,000 5.250%,  7/15/2031
h
78,599
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
68,361
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
h
144,824
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
162,240
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 299,323
Hilton Grand Vacations Borrower
Escrow, LLC
215,000 5.000%,  6/1/2029
h
205,173
Home Depot, Inc.
275,000 5.400%,  9/15/2040 332,336
336,000 4.250%,  4/1/2046 367,512
315,000 3.900%,  6/15/2047 328,107
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
419,496
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
215,679
International Game Technology plc
200,000 5.250%,  1/15/2029
h
199,500
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
97,483
KB Home
195,000 4.800%,  11/15/2029 188,226
Kia Corporation
200,000 2.375%,  2/14/2025
h
194,385
Kohl's Corporation
440,000 3.375%,  5/1/2031 424,634
360,000 5.550%,  7/17/2045 359,315
Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Cyclical (0.3%) - continued
L Brands, Inc.
$ 260,000 6.625%,  10/1/2030
h
$ 273,000
80,000 6.875%,  11/1/2035 82,400
Lennar Corporation
525,000 4.750%,  5/30/2025 543,696
Lowe's Companies, Inc.
690,000 2.625%,  4/1/2031
f
646,747
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
h
154,613
395,000 6.125%,  3/15/2032
h
390,063
Magic MergerCo, Inc.
115,000 5.250%,  5/1/2028
h
105,582
Marriott International, Inc.
40,000 5.750%,  5/1/2025 42,469
460,000 4.625%,  6/15/2030 476,418
Mastercard, Inc.
350,000 3.950%,  2/26/2048 373,846
Mattamy Group Corporation
240,000 5.250%,  12/15/2027
h
236,902
McDonald's Corporation
325,000 4.450%,  3/1/2047 349,027
MDC Holdings, Inc.
600,000 2.500%,  1/15/2031 523,889
MGM Resorts International
305,000 6.000%,  3/15/2023 311,923
20,000 5.750%,  6/15/2025 20,500
NCL Corporation, Ltd.
72,000 5.875%,  2/15/2027
h
70,920
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
448,904
Penn National Gaming, Inc.
160,000 4.125%,  7/1/2029
h
143,232
PetSmart, Inc.
210,000 4.750%,  2/15/2028
h
202,945
130,000 7.750%,  2/15/2029
h
134,225
Prime Security Services Borrower,
LLC
440,000 5.750%,  4/15/2026
h
448,877
Real Hero Merger Sub 2, Inc.
120,000 6.250%,  2/1/2029
h
109,336
Realogy Group, LLC
210,000 5.750%,  1/15/2029
h
197,925
Rite Aid Corporation
85,000 7.500%,  7/1/2025
h
79,277
Royal Caribbean Cruises, Ltd.
265,000 9.125%,  6/15/2023
h
275,931
210,000 4.250%,  7/1/2026
h
195,340
51,000 5.375%,  7/15/2027
h
49,000
115,000 5.500%,  4/1/2028
h
109,631
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
209,500
40,000 6.625%,  3/1/2030
h
39,431
SeaWorld Parks and
Entertainment, Inc.
70,000 5.250%,  8/15/2029
h
66,762
Service Properties Trust
113,000 7.500%,  9/15/2025 118,543
Six Flags Theme Parks, Inc.
110,000 7.000%,  7/1/2025
h
114,813
Staples, Inc.
137,000 7.500%,  4/15/2026
h
133,041
123,000 10.750%,  4/15/2027
h
109,470

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Cyclical (0.3%) - continued
Station Casinos, LLC
$ 122,000 4.625%,  12/1/2031
h
$ 111,593
Tapestry, Inc.
560,000 3.050%,  3/15/2032 508,915
Tenneco, Inc.
195,000 5.000%,  7/15/2026 191,831
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029
f
444,762
Travel + Leisure Company
150,000 6.625%,  7/31/2026
h
156,375
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
f,h
124,073
Visa, Inc.
650,000 2.700%,  4/15/2040 590,961
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
157,500
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
86,625
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
205,931
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
h
150,524
Total 26,134,059
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
641,000 4.750%,  11/30/2036 744,884
AbbVie, Inc.
150,000 2.950%,  11/21/2026 148,590
650,000 4.300%,  5/14/2036 678,820
225,000 4.850%,  6/15/2044 249,423
400,000 4.875%,  11/14/2048 452,084
Albertson's Companies, Inc.
229,000 3.500%,  3/15/2029
h
206,666
Altria Group, Inc.
137,000 5.800%,  2/14/2039 147,659
Amgen, Inc.
500,000 3.375%,  2/21/2050 451,130
575,000 4.200%,  2/22/2052 594,662
Anheuser-Busch Companies, LLC
360,000 4.700%,  2/1/2036 386,106
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 975,935
575,000 4.375%,  4/15/2038 604,194
Anthem, Inc.
525,000 3.125%,  5/15/2050 462,325
415,000 4.625%,  5/15/2042 453,335
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 365,989
AstraZeneca plc
460,000 3.000%,  5/28/2051
f
422,672
Bausch Health Companies, Inc.
453,000 5.000%,  1/30/2028
h
373,077
317,000 5.000%,  2/15/2029
h
246,945
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 339,137
375,000 3.700%,  6/6/2027 380,445
Bristol-Myers Squibb Company
226,000 3.550%,  3/15/2042 223,527
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 459,969
Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Cargill, Inc.
$ 251,000 3.125%,  5/25/2051
h
$ 232,093
Centene Corporation
115,000 4.250%,  12/15/2027 115,431
125,000 4.625%,  12/15/2029 126,011
300,000 3.000%,  10/15/2030 275,541
100,000 2.500%,  3/1/2031 88,253
460,000 2.625%,  8/1/2031 409,400
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 198,550
Comcast Corporation
317,000 2.987%,  11/1/2063
h
259,409
Community Health Systems, Inc.
80,000 5.625%,  3/15/2027
h
81,475
150,000 6.000%,  1/15/2029
h
151,567
287,000 6.875%,  4/15/2029
h
281,977
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 466,454
250,000 2.875%,  5/1/2030 234,498
Coty, Inc.
125,000 5.000%,  4/15/2026
h
121,719
CVS Health Corporation
465,000 4.875%,  7/20/2035 510,492
Danaher Corporation
240,000 2.800%,  12/10/2051 203,937
DaVita, Inc.
260,000 4.625%,  6/1/2030
h
242,788
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
119,400
Eli Lilly and Company
380,000 2.500%,  9/15/2060 305,633
Embecta Corporation
56,000 6.750%,  2/15/2030
h
56,140
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
235,200
Endo Finance, LLC
75,000 9.500%,  7/31/2027
h
65,812
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
172,572
H. J. Heinz Company
80,000 5.200%,  7/15/2045 86,600
HCA, Inc.
575,000 5.375%,  2/1/2025 598,287
794,000 3.500%,  9/1/2030 767,055
HFC Prestige Products, Inc.
214,000 4.750%,  1/15/2029
h
199,687
HLF Financing SARL, LLC
293,000 4.875%,  6/1/2029
h
257,011
Humana, Inc.
170,000 2.150%,  2/3/2032 148,949
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
539,527
JBS USA LUX SA
338,000 4.375%,  2/2/2052
h
294,021
373,000 3.000%,  5/15/2032
h
335,704
JBS USA, LLC
105,000 6.500%,  4/15/2029
h
111,300
437,000 5.500%,  1/15/2030
h
446,736
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 311,856
Kraft Foods Group, Inc.
178,000 5.000%,  6/4/2042 190,122

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Kraft Heinz Foods Company
$ 300,000 3.875%,  5/15/2027 $ 304,948
355,000 3.750%,  4/1/2030 353,477
360,000 4.375%,  6/1/2046 355,550
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
190,922
282,000 5.450%,  11/1/2041 300,189
Medtronic, Inc.
338,000 4.375%,  3/15/2035 375,459
Molina Healthcare, Inc.
210,000 4.375%,  6/15/2028
h
207,820
Mozart Debt Merger Sub, Inc.
223,000 3.875%,  4/1/2029
h
206,275
220,000 5.250%,  10/1/2029
h
204,527
Newell Brands, Inc.
360,000 4.700%,  4/1/2026
i
362,250
Ortho-Clinical Diagnostics, Inc.
120,000 7.250%,  2/1/2028
h
123,600
Owens & Minor, Inc.
120,000 6.625%,  4/1/2030
h
123,481
Par Pharmaceutical, Inc.
180,000 7.500%,  4/1/2027
h
167,967
Pilgrim's Pride Corporation
152,000 3.500%,  3/1/2032
h
132,694
Post Holdings, Inc.
65,000 5.500%,  12/15/2029
h
62,542
140,000 4.500%,  9/15/2031
h
124,039
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 540,202
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
351,935
Royalty Pharma plc
250,000 3.550%,  9/2/2050 207,670
Scotts Miracle-Gro Company
210,000 4.500%,  10/15/2029 196,875
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
250,000
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
h
269,062
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
94,072
120,000 5.500%,  7/15/2030
h
115,200
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
166,275
Sysco Corporation
375,000 6.600%,  4/1/2040 490,414
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
150,931
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 86,370
440,000 5.125%,  11/1/2027
h
442,070
110,000 6.125%,  10/1/2028
h
111,787
Teva Pharmaceutical Finance
Netherlands III BV
125,000 3.150%,  10/1/2026 113,174
Thermo Fisher Scientific, Inc.
285,000 2.000%,  10/15/2031 255,845
TreeHouse Foods, Inc.
88,000 4.000%,  9/1/2028 74,512
United Natural Foods, Inc.
119,000 6.750%,  10/15/2028
h
121,975
UnitedHealth Group, Inc.
460,000 4.625%,  7/15/2035 514,072
Principal
Amount Long-Term Fixed Income (9.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Valeant Pharmaceuticals
International, Inc.
$ 114,000 8.500%,  1/31/2027
f,h
$ 113,689
Zoetis, Inc.
468,000 4.700%,  2/1/2043 522,191
Total 27,392,842
Energy (0.3%)
Antero Resources Corporation
190,000 5.375%,  3/1/2030
h
194,037
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
h
187,262
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 535,171
250,000 3.543%,  4/6/2027 253,074
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 151,472
Callon Petroleum Company
138,000 8.250%,  7/15/2025 139,380
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 186,978
265,000 2.950%,  7/15/2030 251,977
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 105,448
Cheniere Energy Partners, LP
84,000 3.250%,  1/31/2032
h
76,380
Cheniere Energy, Inc.
169,000 4.625%,  10/15/2028 169,566
Chesapeake Energy Corporation
145,000 6.750%,  4/15/2029
h
153,575
CNX Resources Corporation
140,000 6.000%,  1/15/2029
h
141,400
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
133,015
ConocoPhillips
590,000 6.500%,  2/1/2039 788,912
Continental Resources, Inc.
187,000 2.268%,  11/15/2026
h
174,608
418,000 5.750%,  1/15/2031
h
457,208
CQP Holdco, LP
133,000 5.500%,  6/15/2031
h
130,659
Devon Energy Corporation
634,000 4.500%,  1/15/2030 654,247
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
153,409
70,000 4.375%,  6/15/2031
h
67,025
Enbridge, Inc.
317,000 2.500%,  2/14/2025 309,870
Endeavor Energy Resources, LP
130,000 5.750%,  1/30/2028
h
134,387
Energy Transfer, LP
475,000 4.000%,  10/1/2027 478,055
265,000 4.900%,  3/15/2035 267,845
250,000 5.150%,  2/1/2043 245,588
400,000 6.000%,  6/15/2048 443,399
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 190,000
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 255,949
EQT Corporation
70,000 3.125%,  5/15/2026
h
67,989

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Energy (0.3%) - continued
$ 154,000 3.900%,  10/1/2027 $ 153,554
Equinor ASA
315,000 3.000%,  4/6/2027 313,550
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 508,932
Ferrellgas, LP
120,000 5.375%,  4/1/2026
h
113,311
Genesis Energy, LP
120,000 6.500%,  10/1/2025 118,356
70,000 8.000%,  1/15/2027 72,009
Halliburton Company
300,000 4.850%,  11/15/2035 322,322
225,000 5.000%,  11/15/2045 243,963
Harvest Midstream, LP
277,000 7.500%,  9/1/2028
h
282,922
Hess Corporation
339,000 5.800%,  4/1/2047 403,333
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
194,931
Hilcorp Energy I, LP
230,000 5.750%,  2/1/2029
h
230,138
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
138,558
Laredo Petroleum, Inc.
265,000 7.750%,  7/31/2029
h
266,667
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 331,812
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 283,394
MPLX, LP
612,000 4.875%,  6/1/2025 634,033
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 111,925
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
205,000
National Fuel Gas Company
525,000 5.500%,  1/15/2026 555,873
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
110,000 7.500%,  2/1/2026
h
108,206
NGL Energy Partners, LP
62,000 7.500%,  11/1/2023 59,365
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 183,375
Oasis Petroleum, Inc.
135,000 6.375%,  6/1/2026
h
138,375
Occidental Petroleum Corporation
75,000 8.500%,  7/15/2027 88,779
160,000 6.450%,  9/15/2036 187,950
Ovintiv Exploration, Inc.
440,000 5.625%,  7/1/2024 462,599
280,000 5.375%,  1/1/2026 296,788
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
h
113,324
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
137,025
Range Resources Corporation
207,000 4.750%,  2/15/2030
f,h
205,588
Sabine Pass Liquefaction, LLC
575,000 4.500%,  5/15/2030 601,316
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
h
284,558
Principal
Amount Long-Term Fixed Income (9.7%) Value
Energy (0.3%) - continued
SM Energy Company
$ 119,000 6.625%,  1/15/2027
f
$ 121,994
105,000 6.500%,  7/15/2028 108,353
Southwestern Energy Company
140,000 5.375%,  2/1/2029 141,750
100,000 5.375%,  3/15/2030 101,621
83,000 4.750%,  2/1/2032 82,896
Summit Midstream Holdings, LLC
145,000 8.500%,  10/15/2026
h
138,262
Sunoco, LP
285,000 5.875%,  3/15/2028 287,850
Tallgrass Energy Finance
Corporation
250,000 5.500%,  1/15/2028
h
241,875
Targa Resources Corporation
394,000 4.200%,  2/1/2033
e
397,595
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
h
152,250
Transocean Proteus, Ltd.
75,000 6.250%,  12/1/2024
h
74,438
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
144,550
USA Compression Partners, LP
161,000 6.875%,  4/1/2026 162,449
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
150,680
95,000 4.125%,  8/15/2031
h
93,209
W&T Offshore, Inc.
88,000 9.750%,  11/1/2023
h
87,560
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
174,640
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 241,462
130,000 5.500%,  8/15/2048 128,375
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 621,298
Total 19,502,823
Financials (0.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
540,000 3.500%,  1/15/2025 530,531
575,000 3.875%,  1/23/2028 560,429
250,000 3.400%,  10/29/2033 224,073
Air Lease Corporation
690,000 3.000%,  2/1/2030 635,526
170,000 2.875%,  1/15/2032 152,207
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
305,618
380,000 2.850%,  1/26/2028
h
341,356
Alliant Holdings Intermediate, LLC
81,000 6.750%,  10/15/2027
h
80,023
Ally Financial, Inc.
455,000 5.750%,  11/20/2025 478,479
460,000 8.000%,  11/1/2031 576,991
Altice Financing SA
95,000 5.750%,  8/15/2029
h
86,363
American Express Company
400,000 2.250%,  3/4/2025 392,802
American Finance Trust, Inc.
128,000 4.500%,  9/30/2028
h
115,215

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Financials (0.8%) - continued
American Homes 4 Rent, LP
$ 480,000 2.375%,  7/15/2031 $ 423,741
American International Group, Inc.
220,000 3.750%,  7/10/2025 223,547
825,000 3.900%,  4/1/2026 845,768
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
134,403
Ares Capital Corporation
341,000 3.250%,  7/15/2025 330,793
425,000 3.875%,  1/15/2026 416,915
250,000 2.150%,  7/15/2026 225,934
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 280,332
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
433,275
Aviation Capital Group, LLC
480,000 5.500%,  12/15/2024
h
494,037
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
h
357,319
125,000 4.250%,  4/15/2026
h
123,269
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
h
417,414
Banco Santander SA
400,000 4.175%,  3/24/2028
b
402,029
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,057
300,000 4.200%,  8/26/2024 307,291
295,000 4.000%,  1/22/2025 300,401
275,000 1.734%,  7/22/2027
b
255,388
500,000 3.824%,  1/20/2028
b
505,768
230,000 2.087%,  6/14/2029
b
210,092
600,000 2.496%,  2/13/2031
b
551,502
400,000 2.592%,  4/29/2031
b
369,027
650,000 1.922%,  10/24/2031
b
564,641
338,000 2.972%,  2/4/2033
b
316,704
450,000 3.846%,  3/8/2037
b
430,930
600,000 4.244%,  4/24/2038
b
625,122
Bank of Montreal
341,000 1.500%,  1/10/2025 326,680
Barclays plc
475,000 4.972%,  5/16/2029
b
496,894
265,000 3.564%,  9/23/2035
b
244,074
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025
h
325,647
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
521,969
BPCE SA
440,000 3.500%,  10/23/2027
h
430,209
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 273,731
Camden Property Trust
450,000 3.150%,  7/1/2029 445,003
CANPACK SA
220,000 3.125%,  11/1/2025
h
201,850
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 511,429
300,000 2.636%,  3/3/2026
b
293,550
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
h
164,485
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 509,656
Principal
Amount Long-Term Fixed Income (9.7%) Value
Financials (0.8%) - continued
Chobani, LLC
$ 98,000 7.500%,  4/15/2025
h
$ 94,746
174,000 4.625%,  11/15/2028
h
160,515
Chubb INA Holdings, Inc.
260,000 4.350%,  11/3/2045 282,484
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
362,245
535,000 4.400%,  6/10/2025 550,353
279,000 1.281%,  11/3/2025
b
265,499
348,000 3.200%,  10/21/2026 345,256
520,000 3.668%,  7/24/2028
b
520,115
236,000 4.125%,  7/25/2028 239,571
175,000 3.520%,  10/27/2028
b
173,355
348,000 4.650%,  7/23/2048 392,987
Coinbase Global, Inc.
81,000 3.625%,  10/1/2031
h
69,052
Commerzbank AG
400,000 8.125%,  9/19/2023
h
422,499
Corebridge Financial, Inc.
169,000 4.350%,  4/5/2042
h
168,954
451,000 4.400%,  4/5/2052
h
450,923
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
h
250,897
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,k
311,250
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
353,937
550,000 2.193%,  6/5/2026
b,h
516,495
Danske Bank AS
325,000 3.773%,  3/28/2025
b,e,h
325,746
200,000 0.976%,  9/10/2025
b,h
187,427
Deutsche Bank AG
290,000 2.311%,  11/16/2027
b
265,761
500,000 3.729%,  1/14/2032
b
445,974
Discover Bank
475,000 4.682%,  8/9/2028
b
481,675
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
241,966
Duke Realty, LP
450,000 2.875%,  11/15/2029 431,374
EPR Properties
190,000 4.950%,  4/15/2028 190,080
285,000 3.600%,  11/15/2031 258,381
ERP Operating, LP
90,000 3.375%,  6/1/2025 90,168
First Horizon Bank
115,000 5.750%,  5/1/2030 130,015
First Horizon National Corporation
460,000 4.000%,  5/26/2025 466,061
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 398,245
Fortress Transportation and
Infrastructure Investors, LLC
120,000 6.500%,  10/1/2025
h
119,100
60,000 9.750%,  8/1/2027
h
62,686
100,000 5.500%,  5/1/2028
h
90,915
FS KKR Capital Corporation
317,000 1.650%,  10/12/2024 298,774
130,000 4.250%,  2/14/2025
h
127,890
450,000 3.400%,  1/15/2026 435,681

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Financials (0.8%) - continued
GE Capital International Funding
Company
$ 720,000 4.418%,  11/15/2035 $ 773,128
Genworth Mortgage Holdings, Inc.
91,000 6.500%,  8/15/2025
h
93,880
Global Net Lease, Inc.
230,000 3.750%,  12/15/2027
h
211,595
Goldman Sachs Group, Inc.
100,000 3.625%,  2/20/2024 101,273
318,000 1.948%,  10/21/2027
b
295,533
120,000 1.992%,  1/27/2032
b
103,954
790,000 3.102%,  2/24/2033
b
744,644
440,000 4.750%,  10/21/2045 491,593
HCP, Inc.
87,000 3.400%,  2/1/2025 87,335
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
458,641
750,000 3.803%,  3/11/2025
b
753,530
400,000 2.999%,  3/10/2026
b
392,183
425,000 3.900%,  5/25/2026 429,066
HUB International, Ltd.
65,000 7.000%,  5/1/2026
h
65,751
137,000 5.625%,  12/1/2029
h
130,835
Icahn Enterprises, LP
144,000 4.750%,  9/15/2024 144,655
205,000 6.375%,  12/15/2025 206,538
215,000 5.250%,  5/15/2027 211,006
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 240,819
iStar, Inc.
205,000 4.250%,  8/1/2025 201,669
J.P. Morgan Chase & Company
265,000 3.125%,  1/23/2025 266,368
160,000 0.824%,  6/1/2025
b
152,571
340,000 1.561%,  12/10/2025
b
325,445
375,000 1.040%,  2/4/2027
b
343,619
384,000 1.578%,  4/22/2027
b
357,649
450,000 2.947%,  2/24/2028
b
439,144
675,000 4.203%,  7/23/2029
b
698,063
400,000 2.522%,  4/22/2031
b
370,808
500,000 1.953%,  2/4/2032
b
438,001
770,000 3.882%,  7/24/2038
b
776,613
Jefferies Finance, LLC
180,000 5.000%,  8/15/2028
h
172,346
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 358,314
Lloyds Banking Group plc
575,000 3.870%,  7/9/2025
b
581,055
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
170,816
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
313,786
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
h
387,802
MGM Growth Properties Operating
Partnership, LP
550,000 4.625%,  6/15/2025
h
554,125
267,000 5.750%,  2/1/2027 282,019
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
362,882
400,000 3.287%,  7/25/2027 396,352
Principal
Amount Long-Term Fixed Income (9.7%) Value
Financials (0.8%) - continued
$ 350,000 2.048%,  7/17/2030 $ 309,864
Morgan Stanley
300,000 2.630%,  2/18/2026
b
294,282
250,000 2.188%,  4/28/2026
b
241,492
540,000 4.350%,  9/8/2026 556,187
720,000 3.591%,  7/22/2028
b
722,002
620,000 3.622%,  4/1/2031
b
616,775
360,000 2.802%,  1/25/2052
b
299,508
MPT Operating Partnership, LP
156,000 4.625%,  8/1/2029 154,440
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 289,162
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
123,130
NatWest Group plc
250,000 4.445%,  5/8/2030
b
256,436
445,000 3.032%,  11/28/2035
b
394,797
Navient Corporation
145,000 5.500%,  1/25/2023 146,813
70,000 5.000%,  3/15/2027 66,675
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 393,060
375,000 3.375%,  2/1/2031 343,533
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 231,334
105,000 3.500%,  1/15/2027 97,125
180,000 6.625%,  1/15/2028 188,550
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 112,071
250,000 3.400%,  7/15/2026 234,736
OWL Rock Core Income
Corporation
282,000 4.700%,  2/8/2027
h
271,222
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
113,507
Park Aerospace Holdings, Ltd.
250,000 4.500%,  3/15/2023
h
251,777
Park Intermediate Holdings, LLC
75,000 4.875%,  5/15/2029
h
70,309
PennyMac Financial Services, Inc.
150,000 4.250%,  2/15/2029
h
128,700
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
139,298
PRA Group, Inc.
89,000 7.375%,  9/1/2025
h
92,748
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
342,935
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
432,665
175,000 3.700%,  3/13/2051 170,954
Radian Group, Inc.
145,000 4.875%,  3/15/2027 145,725
Realty Income Corporation
300,000 4.125%,  10/15/2026 309,320
325,000 2.850%,  12/15/2032 307,049
Regency Centers, LP
470,000 4.125%,  3/15/2028 485,562
Rocket Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
173,632
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
418,519

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Financials (0.8%) - continued
Service Properties Trust
$ 69,000 4.650%,  3/15/2024 $ 66,415
110,000 4.750%,  10/1/2026 100,650
28,000 4.950%,  2/15/2027 25,875
150,000 5.500%,  12/15/2027 144,675
Simon Property Group, LP
600,000 3.800%,  7/15/2050 591,683
Societe Generale SA
354,000 4.750%,  11/24/2025
h
357,003
Spirit Realty, LP
400,000 2.100%,  3/15/2028 362,146
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
388,562
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 329,226
275,000 1.710%,  1/12/2031 235,192
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
h
453,035
Synchrony Financial
45,000 4.250%,  8/15/2024 45,628
350,000 3.950%,  12/1/2027 346,629
UBS Group Funding Jersey, Ltd.
136,000 4.125%,  9/24/2025
h
138,539
UDR, Inc.
400,000 2.100%,  8/1/2032 344,734
United Wholesale Mortgage, LLC
160,000 5.500%,  4/15/2029
h
142,563
VICI Properties, LP
110,000 4.250%,  12/1/2026
h
109,538
60,000 3.750%,  2/15/2027
h
58,350
75,000 4.625%,  12/1/2029
h
74,813
Wells Fargo & Company
350,000 3.000%,  2/19/2025 349,331
250,000 3.000%,  4/22/2026 247,571
350,000 3.000%,  10/23/2026 345,131
338,000 3.526%,  3/24/2028
b
337,321
550,000 2.393%,  6/2/2028
b
520,080
310,000 4.900%,  11/17/2045 342,133
Welltower, Inc.
345,000 2.050%,  1/15/2029 313,950
Total 60,341,614
Mortgage-Backed Securities (2.4%)
Federal National Mortgage
Association
11,616,051 2.500%,  12/1/2051 11,100,039
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
750,000 1.500%,  4/1/2037
e
711,064
7,600,000 2.000%,  4/1/2037
e
7,381,203
6,450,000 1.500%,  5/1/2037
e
6,103,187
3,425,000 2.000%,  5/1/2037
e
3,318,972
9,775,000 2.500%,  5/1/2037
e
9,633,423
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,963,172 2.000%,  3/1/2051 11,137,593
12,450,000 2.000%,  4/1/2052
e
11,556,615
4,300,000 2.500%,  4/1/2052
e
4,102,469
27,125,000 2.000%,  5/1/2052
e
25,128,945
31,200,000 2.500%,  5/1/2052
e
29,705,046
40,300,000 3.000%,  5/1/2049
e
39,326,244
Principal
Amount Long-Term Fixed Income (9.7%) Value
Mortgage-Backed Securities (2.4%) - continued
$ 15,600,000 3.500%,  5/1/2049
e
$ 15,573,009
Total 174,777,809
Technology (0.2%)
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 474,932
Apple, Inc.
735,000 3.750%,  9/12/2047 764,187
Black Knight InfoServ, LLC
192,000 3.625%,  9/1/2028
h
181,958
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
185,000 3.875%,  1/15/2027 186,237
Broadcom, Inc.
250,000 5.000%,  4/15/2030 265,748
206,000 3.469%,  4/15/2034
h
190,783
452,000 3.137%,  11/15/2035
h
398,254
500,000 3.187%,  11/15/2036
h
434,044
CommScope Technologies
Finance, LLC
137,000 6.000%,  6/15/2025
h
129,754
CommScope, Inc.
120,000 7.125%,  7/1/2028
f,h
108,405
Dell International, LLC
894,000 6.020%,  6/15/2026 968,406
57,000 8.350%,  7/15/2046 83,299
Fiserv, Inc.
475,000 2.250%,  6/1/2027 448,608
480,000 2.650%,  6/1/2030 443,012
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
131,250
235,000 3.750%,  10/1/2030
h
220,606
Iron Mountain, Inc.
250,000 4.875%,  9/15/2029
h
237,967
190,000 5.250%,  7/15/2030
h
186,200
182,000 4.500%,  2/15/2031
h
168,079
Lam Research Corporation
600,000 2.875%,  6/15/2050 530,731
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024
h
217,757
Micron Technology, Inc.
460,000 4.663%,  2/15/2030 480,760
Microsoft Corporation
145,000 3.041%,  3/17/2062 135,408
335,000 3.700%,  8/8/2046 356,570
Minerva Merger Sub, Inc.
169,000 6.500%,  2/15/2030
h
163,951
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
194,237
NCR Corporation
340,000 6.125%,  9/1/2029
h
340,850
Nielsen Finance, LLC
20,000 4.500%,  7/15/2029
h
19,950
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028
h
164,418
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029
h
109,424
250,000 3.250%,  5/11/2041
h
220,456
Open Text Corporation
220,000 4.125%,  2/15/2030
h
208,603
Oracle Corporation
600,000 3.850%,  7/15/2036 552,273

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Technology (0.2%) - continued
$ 625,000 3.600%,  4/1/2040 $ 542,179
425,000 4.000%,  7/15/2046 377,121
PTC, Inc.
130,000 3.625%,  2/15/2025
h
128,538
80,000 4.000%,  2/15/2028
h
77,942
Qorvo, Inc.
440,000 3.375%,  4/1/2031
h
400,114
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
156,177
Seagate HDD Cayman
267,000 3.125%,  7/15/2029 239,633
220,000 3.375%,  7/15/2031 195,605
Sensata Technologies, Inc.
260,000 3.750%,  2/15/2031
h
240,500
Shift4 Payments, LLC
60,000 4.625%,  11/1/2026
h
58,350
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
382,856
Switch, Ltd.
180,000 3.750%,  9/15/2028
h
174,554
Texas Instruments, Inc.
355,000 4.150%,  5/15/2048 394,229
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
120,118
VMware, Inc.
325,000 4.650%,  5/15/2027 340,537
Total 13,545,570
Transportation (0.1%)
Air Canada
50,000 3.875%,  8/15/2026
h
47,188
Air Canada Pass Through Trust
73,783 3.875%,  3/15/2023
h
72,950
American Airlines, Inc.
229,000 11.750%,  7/15/2025
h
267,355
397,000 5.500%,  4/20/2026
h
399,977
Avis Budget Car Rental, LLC
150,000 5.375%,  3/1/2029
f,h
147,783
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 442,385
285,000 4.450%,  3/15/2043 311,672
Canadian Pacific Railway
Company
373,000 3.100%,  12/2/2051 329,785
249,000 3.000%,  12/2/2041 223,990
CSX Corporation
360,000 3.800%,  4/15/2050 365,474
Delta Air Lines, Inc.
72,000 7.000%,  5/1/2025
h
77,120
30,000 7.375%,  1/15/2026 32,580
456,000 4.750%,  10/20/2028
h
459,491
Hawaiian Brand Intellectual
Property, Ltd.
34,000 5.750%,  1/20/2026
h
34,019
Hertz Corporation
137,000 4.625%,  12/1/2026
h
127,934
165,000 5.000%,  12/1/2029
h
149,325
Mileage Plus Holdings, LLC
564,000 6.500%,  6/20/2027
h
587,970
NCL Corporation, Ltd.
220,000 3.625%,  12/15/2024
h
207,350
Principal
Amount Long-Term Fixed Income (9.7%) Value
Transportation (0.1%) - continued
Ryder System, Inc.
$ 226,000 2.850%,  3/1/2027 $ 219,146
Southwest Airlines Company
512,000 2.625%,  2/10/2030 466,987
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,065
United Airlines, Inc.
180,000 4.375%,  4/15/2026
h
177,062
112,000 4.625%,  4/15/2029
h
106,506
VistaJet Malta Finance plc
148,000 6.375%,  2/1/2030
h
139,248
Total 5,403,362
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
880,000 1.625%,  11/15/2050 721,119
20,205,000 2.250%,  11/15/2027 19,972,169
18,050,000 2.875%,  5/15/2028 18,470,932
5,830,000 5.250%,  11/15/2028 6,830,437
7,700,000 1.625%,  8/15/2029 7,302,066
900,000 1.500%,  2/15/2030 843,750
500,000 0.875%,  11/15/2030 442,754
160,000 1.375%,  11/15/2031 146,800
2,050,000 4.375%,  5/15/2040 2,608,305
7,430,000 1.375%,  11/15/2040 6,074,315
11,465,000 3.000%,  5/15/2042 12,142,599
25,124,000 2.500%,  5/15/2046 24,616,613
16,725,000 2.875%,  5/15/2049 17,985,908
U.S. Treasury Notes
8,110,000 2.000%,  11/30/2022 8,145,481
3,600,000 0.125%,  4/30/2023 3,536,438
7,320,000 0.125%,  8/31/2023 7,121,559
350,000 0.125%,  10/15/2023 339,213
1,460,000 2.125%,  7/31/2024 1,449,620
95,000 2.250%,  11/15/2024 94,410
13,150,000 2.125%,  11/30/2024 13,021,582
43,700,000 2.875%,  5/31/2025 44,147,243
12,650,000 2.625%,  1/31/2026 12,697,932
2,500,000 0.500%,  2/28/2026 2,311,328
25,060,000 2.500%,  2/28/2026 25,024,759
300,000 0.750%,  1/31/2028 272,133
Total 236,319,465
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
445,795
Ameren Illinois Company
450,000 4.500%,  3/15/2049 497,610
American Electric Power
Company, Inc.
311,000 3.875%,  2/15/2062
b
287,315
185,000 2.031%,  3/15/2024 181,796
Appalachian Power Company
238,000 3.300%,  6/1/2027 239,281
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 397,550
Calpine Corporation
265,000 4.500%,  2/15/2028
h
258,502
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 306,829

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.7%) Value
Utilities (0.2%) - continued
CenterPoint Energy, Inc.
$ 126,000 4.250%,  11/1/2028 $ 129,553
CMS Energy Corporation
236,000 2.950%,  2/15/2027 228,710
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 349,092
Consolidated Edison Company of
New York, Inc.
450,000 4.125%,  5/15/2049 454,145
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 176,256
Consumers Energy Company
550,000 4.350%,  4/15/2049 597,294
Dominion Energy South Carolina,
Inc.
250,000 5.100%,  6/1/2065 294,863
DTE Electric Company
265,000 3.700%,  3/15/2045 259,817
360,000 3.700%,  6/1/2046 357,764
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 331,661
Duke Energy Corporation
448,000 3.750%,  9/1/2046 422,870
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 320,371
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 441,344
Edison International
675,000 5.750%,  6/15/2027 723,289
Exelon Corporation
275,000 4.700%,  4/15/2050 302,437
336,000 4.450%,  4/15/2046 351,293
FirstEnergy Corporation
150,000 3.350%,  7/15/2022 149,813
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 255,892
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
186,238
Mississippi Power Company
340,000 3.950%,  3/30/2028 345,402
National Rural Utilities Cooperative
Finance Corporation
325,000 3.700%,  3/15/2029 332,427
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
247,188
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 470,361
NRG Energy, Inc.
260,000 3.375%,  2/15/2029
h
231,117
80,000 5.250%,  6/15/2029
h
78,178
Pacific Gas and Electric Company
319,000 4.950%,  7/1/2050 300,466
350,000 3.300%,  12/1/2027 330,173
312,000 4.550%,  7/1/2030 309,568
PG&E Corporation
160,000 5.000%,  7/1/2028 154,656
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 208,307
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 524,998
Principal
Amount Long-Term Fixed Income (9.7%) Value
Utilities (0.2%) - continued
Southern California Edison
Company
$ 485,000 4.000%,  4/1/2047 $ 466,003
Southern Company
225,000 3.250%,  7/1/2026 225,021
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 140,827
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 170,155
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 314,263
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
234,001
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 478,004
Vistra Operations Company, LLC
230,000 5.000%,  7/31/2027
h
226,276
Total 14,734,771
Total Long-Term Fixed Income
(cost $730,937,998) 719,337,861
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
20,075,526 Thrivent Cash Management Trust 20,075,526
Total Collateral Held for
Securities Loaned
(cost $20,075,526) 20,075,526
Shares or
Principal
Amount Short-Term Investments ( 13.2% ) Value
Federal Home Loan Bank Discount
Notes
1,900,000 0.190%, 4/27/2022
l,m
1,899,767
1,400,000 0.217%, 5/4/2022
l,m
1,399,462
100,000 0.220%, 5/17/2022
l,m
99,947
800,000 0.271%, 5/18/2022
l,m
799,562
100,000 0.315%, 5/24/2022
l,m
99,938
32,700,000 0.380%, 6/3/2022
l,m
32,664,649
8,500,000 0.300%, 6/8/2022
l,m
8,490,082
3,400,000 0.592%, 7/19/2022
l,m
3,392,215
Thrivent Core Short-Term Reserve
Fund
91,333,011 0.660% 913,330,105
U.S. Treasury Bills
3,000,000 0.125%, 4/14/2022
l,n
2,999,847
2,000,000 0.295%, 5/5/2022
l,n
1,999,722
8,000,000 0.360%, 5/19/2022
l,o
7,997,342
Total Short-Term Investments
(cost $975,123,025) 975,172,638
Total Investments (cost
$6,050,740,184) 102.5% $7,567,085,733
Other Assets and Liabilities, Net
(2.5%) (183,067,225)
Total Net Assets 100.0% $7,384,018,508
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $147,155,548 or 2.0% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2022, $3,502,658 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,024,572
Common Stock 16,118,276
Total lending $19,142,848
Gross amount payable upon return of
collateral for securities loaned $20,075,526
Net amounts due to counterparty $932,678
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,097,182 – 2,165,586 931,596
Capital Goods 12,759,146 – 11,507,040 1,252,106
Communications Services 8,329,022 – 7,919,844 409,178
Consumer Cyclical 8,175,671 – 7,299,606 876,065
Consumer Non-Cyclical 9,162,667 – 8,097,086 1,065,581
Energy 1,249,896 – 1,118,585 131,311
Financials 2,717,169 – 2,394,744 322,425
Technology 6,453,248 – 6,453,248 –
Transportation 2,239,896 – 2,239,896 –
Utilities 1,726,094 – 1,726,094 –
Registered Investment Companies
Unaffiliated 65,790,447 65,790,447 – –
Affiliated 2,751,041,636 2,751,041,636 – –
Common Stock
Communications Services 175,497,359 175,412,730 – 84,629
Consumer Discretionary 333,357,386 333,333,637 23,749 –
Consumer Staples 81,408,911 81,408,911 – –
Energy 70,019,399 70,019,399 – –
Financials 321,541,696 319,456,944 2,084,752 –
Health Care 300,097,363 300,097,363 – –
Industrials 339,677,904 336,995,242 2,682,662 –
Information Technology 632,116,471 629,023,111 3,093,360 –
Materials 84,388,102 82,189,747 2,198,355 –
Real Estate 115,247,083 115,247,083 – –
Utilities 47,927,657 47,927,657 – –
Long-Term Fixed Income
Asset-Backed Securities 40,081,544 – 40,081,544 –
Basic Materials 7,128,482 – 7,128,482 –
Capital Goods 13,426,364 – 13,426,364 –
Collateralized Mortgage Obligations 39,468,962 – 39,468,962 –
Commercial Mortgage-Backed Securities 18,330,763 – 18,330,763 –
Communications Services 22,749,431 – 22,749,431 –
Consumer Cyclical 26,134,059 – 26,134,059 –
Consumer Non-Cyclical 27,392,842 – 27,392,842 –
Energy 19,502,823 – 19,502,823 –
Financials 60,341,614 – 60,341,614 –
Mortgage-Backed Securities 174,777,809 – 174,777,809 –
Technology 13,545,570 – 13,545,570 –
Transportation 5,403,362 – 5,403,362 –
U.S. Government & Agencies 236,319,465 – 236,319,465 –
Utilities 14,734,771 – 14,734,771 –
Short-Term Investments 61,842,533 – 61,842,533 –
Subtotal Investments in Securities $6,155,201,799 $5,307,943,907 $842,185,001 $5,072,891
Other Investments  * Total
Affiliated Short-Term Investments 913,330,105
Affiliated Registered Investment Companies 478,478,303
Collateral Held for Securities Loaned 20,075,526
Subtotal Other Investments $1,411,883,934
Total Investments at Value $7,567,085,733
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 69,414,289 69,414,289 – –
Total Asset Derivatives $69,414,289 $69,414,289 $– $–
Liability Derivatives
Futures Contracts 26,231,729 26,231,729 – –
Credit Default Swaps 119,507 – 119,507 –
Total Liability Derivatives $26,351,236 $26,231,729 $119,507 $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $49,764,896 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 204 June 2022 $ 25,830,462 ( $ 763,962)
CBOT 2-Yr. U.S. Treasury Note 249 June 2022 53,506,584 (738,036)
CBOT 5-Yr. U.S. Treasury Note 334 June 2022 39,337,371 (1,031,746)
CBOT U.S. Long Bond 193 June 2022 29,870,398 (908,335)
CME E-mini Russell 2000 Index 64 June 2022 6,422,189 190,291
CME E-mini S&P 500 Index 4,119 June 2022 875,003,982 58,103,980
CME E-mini S&P Mid-Cap 400 Index 20 June 2022 5,169,363 209,037
CME Ultra Long Term U.S. Treasury Bond 213 June 2022 39,252,613 (1,524,988)
ICE mini MSCI EAFE Index 1,407 June 2022 142,364,565 8,493,975
ICE US mini MSCI Emerging Markets Index 333 June 2022 17,871,284 868,291
Ultra 10-Yr. U.S. Treasury Note 111 June 2022 15,549,897 (512,866)
Total Futures Long Contracts $ 1,250,178,708 $ 62,385,641
CBOT 10-Yr. U.S. Treasury Note (9) June 2022 ( $ 1,137,487) $ 31,612
CBOT 2-Yr. U.S. Treasury Note (148) June 2022 (31,751,326) 386,888
CBOT 5-Yr. U.S. Treasury Note (390) June 2022 (45,836,166) 1,108,041
CME E-mini Russell 2000 Index (1,410) June 2022 (142,345,802) (3,335,398)
CME E-mini S&P Mid-Cap 400 Index (1,746) June 2022 (452,117,922) (17,416,398)
Ultra 10-Yr. U.S. Treasury Note (5) June 2022 (699,518) 22,174
Total Futures Short Contracts ( $ 673,888,221) ($19,203,081)
Total Futures Contracts $ 576,290,487 $43,182,560

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of March 31, 2022. Investments totaling
$7,190,610 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 74,700,000) $ – ( $ 119,507) ( $ 119,507)
Total Credit Default Swaps $– ($119,507) ($119,507)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,155 $849 $10,995 $61,853 7,151 0.8%
Core Emerging Markets Equity 133,585 – – 122,432 12,531 1.7
Core International Equity 43,631 – – 40,469 4,003 0.5
Core Low Volatility Equity 260,545 – – 253,725 19,487 3.4
Global Stock 568,589 – – 535,534 34,686 7.3
High Yield 50,215 500 7,000 41,427 9,387 0.6
Income 158,989 1,062 15,000 133,305 13,457 1.8
International Allocation 610,054 – – 565,004 53,414 7.6
International Index 47,308 – – 44,055 3,400 0.6
Large Cap Value 675,808 – – 680,006 27,983 9.2
Limited Maturity Bond 87,619 318 12,301 73,271 7,566 1.0
Mid Cap Stock 574,567 – 24,000 508,824 19,977 6.9
Small Cap Stock 172,324 – – 169,616 6,855 2.3
Total Affiliated Registered Investment
Companies 3,462,389 3,229,521 43.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 879,956 648,175 614,801 913,330 91,333 12.4
Total Affiliated Short-Term Investments 879,956 913,330 12.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 22,516 420,281 422,721 20,076 20,076 0.3
Total Collateral Held for Securities Loaned 22,516 20,076 0.3
Total Value $4,364,861 $4,162,927
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(906) $(6,250) $ – $849
Core Emerging Markets Equity – (11,153) – –
Core International Equity – (3,162) – –
Core Low Volatility Equity – (6,820) – –
Global Stock – (33,055) – –
High Yield (317) (1,971) – 500
Income 661 (12,407) – 1,062
International Allocation – (45,050) – –
International Index – (3,253) – –
Large Cap Value – 4,198 – –
Limited Maturity Bond 21 (2,386) – 318
Mid Cap Stock 8,021 (49,764) – –
Small Cap Stock – (2,708) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 722
Total Income/Non Income Cash from Affiliated
Investments $3,451
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 41
Total Affiliated Income from Securities Loaned, Net $41
Total Value $7,480 $(173,781) $ –

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 1,325,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 1,310,094
INEOS US Petrochem, LLC, Term
Loan
987,538
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
968,774
Innophos Holdings, Inc., Term
Loan
588,000
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
584,325
Nouryon USA, LLC, Term Loan
1,142,073
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,123,514
Pixelle Specialty Solutions, LLC,
Term Loan
1,078,860
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,055,266
Sparta US HoldCo, LLC, Term
Loan
194,513
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b,c
191,595
Venator Finance SARL, Term Loan
700,827
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
665,785
Total 5,899,353
Capital Goods (0.5%)
Bingo Industries, Ltd., Term Loan
477,600
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
471,630
BW Holding, Inc., Delayed Draw
211,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
207,308
BW Holding, Inc., Term Loan
796,005
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
782,075
Flex Acquisition Company, Inc.,
Term Loan
1,290,095
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,286,960
587,595
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
586,079
Foley Products Company, LLC,
Term Loan
1,094,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
1,083,060
Gemini HDPE, LLC, Term Loan
847,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
832,533
GFL Environmental, Inc., Term
Loan
903,562
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
899,045
Graham Packaging Company,
Inc., Term Loan
919,525
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
902,119
Grinding Media, Inc., Term Loan
1,338,275
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
1,323,219
Groupe Solmax, Inc., Term Loan
1,161,735
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,139,952
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.5%) - continued
HRNI Holdings, LLC, Term Loan
$ 626,925
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 621,176
Hyperion Materials &
Technologies, Inc., Term Loan
798,000
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
789,525
LABL, Inc., Term Loan
321,694
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
316,926
LRS Holdings, LLC, Term Loan
641,393
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
636,582
LTR Intermediate Holdings, Inc.,
Term Loan
681,293
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
667,667
Mauser Packaging Solutions
Holding Company, Term Loan
912,535
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
898,464
Novae, LLC, Delayed Draw
365,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
361,806
Novae, LLC, Term Loan
1,277,500
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,266,322
Pactiv Evergreen Group Holdings,
Inc., Term Loan
617,187
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
600,344
Quikrete Holdings Inc., Term Loan
795,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
779,545
RLG Holdings, LLC, Term Loan
718,768
5.000%,  (LIBOR 1M +
4.250%), 7/8/2028
b
711,581
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,081,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
1,064,785
TransDigm, Inc., Term Loan
2,062,967
2.707%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,026,865
TricorBraun Holdings, Inc., Term
Loan
1,151,650
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,121,097
Trident TPI Holdings, Inc., Delayed
Draw
99,743
4.314%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
98,309
Trident TPI Holdings, Inc., Term
Loan
696,500
4.500%,  (LIBOR 1M +
4.000%), 9/17/2028
b
686,491
Venga Finance SARL, Term Loan
643,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
623,511
Vertiv Group Corporation, Term
Loan
3,169,875
2.991%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,086,666

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.5%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 721,375
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 718,367
Total 26,590,009
Communications Services (0.3%)
Allen Media, LLC, Term Loan
635,158
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
628,965
Altice France SA, Term Loan
614,362
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
599,003
Audacy Capital Corporation, Term
Loan
744,856
2.947%,  (LIBOR 1M +
2.500%), 11/17/2024
b
730,704
Cablevision Lightpath, LLC, Term
Loan
873,938
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
861,702
CCI Buyer, Inc., Term Loan
222,750
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
219,362
CommScope, Inc., Term Loan
1,119,899
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,088,632
DIRECTV Financing, LLC, Term
Loan
1,432,500
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,429,334
E.W. Scripps Company, Term Loan
731,500
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
725,670
iHeartCommunications, Inc., Term
Loan
622,524
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
617,936
Metronet Systems Holdings, LLC,
Term Loan
1,180,741
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,166,348
NEP Group, Inc., Term Loan
1,460,925
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,432,437
140,000
7.457%,  (LIBOR 1M +
7.000%), 10/19/2026
b
134,785
Nexstar Media, Inc., Term Loan
1,347,163
2.731%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,340,670
ORBCOMM, Inc., Term Loan
706,450
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
698,799
Peraton Corporation, Term Loan
1,156,814
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,147,050
Sharp Midco, LLC, Term Loan
263,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
261,027
Terrier Media Buyer, Inc., Term
Loan
1,199,813
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,180,124
Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.3%) - continued
Univision Communications, Inc.,
Term Loan
$ 660,000
4.000%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 652,298
Voyage Australia, Pty. Ltd., Term
Loan
671,625
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
663,512
Xplornet Communications, Inc.,
Term Loan
706,450
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
692,173
625,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
618,750
Zacapa SARL, Term Loan
376,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
373,086
Total 17,262,367
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
486,325
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
437,420
AI Aqua Merger Sub, Inc., Delayed
Draw
83,000
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
82,144
AI Aqua Merger Sub, Inc., Term
Loan
721,375
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
713,938
American Trailer World
Corporation, Term Loan
1,147,086
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,098,334
Caesars Resort Collection, LLC,
Term Loan
590,504
3.957%,  (LIBOR 1M +
3.500%), 7/20/2025
b
587,846
Carnival Corporation, Term Loan
653,350
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
634,403
Cengage Learning, Inc., Term
Loan
1,313,400
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,301,093
CP Atlas Buyer, Inc., Term Loan
752,499
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
730,045
Golden Entertainment, Inc., Term
Loan
1,613,281
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,591,099
Great Canadian Gaming
Corporation, Term Loan
438,900
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
436,021
Michaels Companies, Inc., Term
Loan
1,285,288
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,202,991

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.3%) - continued
Penn National Gaming, Inc., Term
Loan
$ 1,012,772
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
$ 1,005,602
Scientific Games International,
Inc., Term Loan
3,724,558
3.207%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,708,282
Secure Acquisition, Inc., Delayed
Draw
102,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
100,215
Secure Acquisition, Inc., Term
Loan
687,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
674,977
Staples, Inc., Term Loan
196,907
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
190,901
668,147
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
630,076
Tenneco, Inc., Term Loan
868,583
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
856,484
Voyage Digital NZ/US, Term Loan
1,094,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
1,072,120
Wyndham Hotels & Resorts, Inc.,
Term Loan
622,425
2.207%,  (LIBOR 1M +
1.750%), 5/30/2025
b
616,089
Total 17,670,080
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
342,413
3.707%,  (LIBOR 1M +
3.250%), 4/8/2028
b
336,420
Alltech, Inc., Term Loan
616,900
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
606,104
Bausch Health Americas, Inc.,
Term Loan
1,339,640
3.457%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,327,356
Bausch Health Companies, Inc.,
Term Loan
1,709,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
1,689,774
Blue Ribbon, LLC, Term Loan
882,375
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
863,845
Chobani, LLC, Term Loan
448,175
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
439,772
City Brewing Company, LLC, Term
Loan
1,260,496
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,147,051
CNT Holdings I Corporation, Term
Loan
584,100
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
580,327
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
164,450
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Del Monte Foods, Inc., Term Loan
$ 410,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
$ 403,337
Endo Luxembourg Finance
Company I SARL, Term Loan
1,395,900
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
1,304,441
Gainwell Acquisition Corporation,
Term Loan
1,603,759
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
1,599,750
Global Medical Response, Inc.,
Term Loan
3,482,368
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
3,452,977
Herens US Holdco Corporation,
Term Loan
1,220,790
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,188,745
Mamba Purchaser, Inc., Term Loan
125,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
124,219
Packaging Coordinators Midco,
Inc., Term Loan
639,769
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
635,636
Petco Health & Wellness
Company, Inc., Term Loan
1,029,600
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,018,573
PetSmart, LLC, Term Loan
1,457,675
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,451,596
Precision Medicine Group, LLC,
Delayed Draw
120,000
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
117,500
Precision Medicine Group, LLC,
Term Loan
908,500
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
889,576
Total 19,341,449
Energy (<0.1%)
Calpine Corporation, Term Loan
1,130,687
2.960%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,120,093
Energizer Holdings, Inc., Term
Loan
254,100
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b,c
249,653
GIP II Blue Holding LP, Term Loan
1,233,908
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,227,738
Total 2,597,484
Financials (0.1%)
Asurion, LLC, Term Loan
1,254,125
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,225,380
440,550
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
431,052
820,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
802,780

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.1%) - continued
$ 735,000
5.707%,  (LIBOR 1M +
5.250%), 1/15/2029
b
$ 717,544
Digicel International Finance, Ltd.,
Term Loan
985,321
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
936,055
Rinchem Company, Inc., Term
Loan
273,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
271,635
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
410,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
401,800
Tiger Acquisition, LLC, Term Loan
432,825
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
414,521
Tronox Finance, LLC, Term Loan
530,792
3.164%,  (LIBOR 1M +
2.250%), 3/11/2028
b
522,501
Total 5,723,268
Technology (0.3%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,000,934
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
982,917
Crown Subsea Communications
Holding, Inc., Term Loan
1,033,767
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,026,872
Gogo Intermediate Holdings, LLC,
Term Loan
1,116,562
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,106,792
Gridiron Fiber Corporation, Term
Loan
480,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b
467,702
Lummus Technology Holdings V,
LLC, Term Loan
2,091,821
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,019,925
Prime Security Services Borrower,
LLC, Term Loan
2,737,350
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,714,548
Rackspace Technology Global,
Inc., Term Loan
1,762,200
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,726,322
Redstone Holdco 2 LP, Term Loan
647,440
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
631,254
371,020
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
337,628
SS&C Technologies, Inc., Term
Loan
54,495
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
53,584
46,483
2.207%,  (LIBOR 1M +
1.750%), 4/16/2025
b
45,706
Principal
Amount Bank Loans (2.2%)
a
Value
Technology (0.3%) - continued
Verscend Holding Corporation,
Term Loan
$ 401,962
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 399,953
Zayo Group Holdings, Inc., Term
Loan
1,905,316
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,852,443
Total 13,365,646
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,130,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,154,623
Air Canada, Term Loan
462,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
457,186
Genesee & Wyoming, Inc., Term
Loan
1,176,000
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,161,664
Hertz Corporation, Term Loan
352,337
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
349,156
66,904
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
66,300
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
678,744
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
768,162
United Airlines, Inc., Term Loan
673,200
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
664,226
Total 6,300,061
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
201,508
2.500%,  (LIBOR 1M +
2.250%), 9/24/2026
b
200,124
CQP Holdco, LP, Term Loan
1,577,075
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,567,471
EnergySolutions, LLC, Term Loan
681,250
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
665,922
Exgen Renewables IV, LLC, Term
Loan
400,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
395,752
Osmose Utilities Services, Inc.,
Term Loan
278,600
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
274,769

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Utilities (0.1%) - continued
PG&E Corporation, Term Loan
$ 654,042
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 645,049
Total 3,749,087
Total Bank Loans
(cost $119,669,067) 118,498,804
Principal
Amount Long-Term Fixed Income ( 34.7% ) Value
Asset-Backed Securities (1.6%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,784,366
Access Group, Inc.
359,753
0.957%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
353,632
Ares CLO, Ltd.
3,000,000
1.641%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,f
2,980,515
Ares XL CLO, Ltd.
2,100,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
2,044,703
Ares XXXIIR CLO, Ltd.
2,600,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,f
2,600,107
Assurant CLO I, Ltd.
1,300,000
1.954%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,f
1,279,136
Buttermilk Park CLO, Ltd.
5,250,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,f
5,236,350
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,f
3,382,989
CarVal CLO II, Ltd.
2,125,000
1.754%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,f
2,106,098
1,225,000
2.254%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,210,879
Cheniere Corpus Christi Holdings,
LLC
330,000 2.742%,  12/31/2039
f
287,137
CMFT Net Lease Master Issuer,
LLC
1,355,615
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,252,408
Commonbond Student Loan Trust
379,343
0.957%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
376,204
Credit Suisse Mortgage Trust
2,249,770
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
2,113,745
Principal
Amount Long-Term Fixed Income (34.7%) Value
Asset-Backed Securities (1.6%) - continued
Dewolf Park CLO, Ltd.
$ 2,050,000
1.691%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,f
$ 2,038,551
Dryden 36 Senior Loan Fund
1,800,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,778,580
Dryden Senior Loan Fund
3,000,000
1.641%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,f
2,982,756
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,133,787
Galaxy XIX CLO, Ltd.
1,650,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,611,060
Goldentree Loan Management,
Ltd.
2,050,000
1.654%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,f
2,044,250
Goodgreen
1,924,253
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,897,951
Home Partners of America Trust
2,582,396
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,371,810
2,241,955
2.078%,  9/19/2041, Ser.
2021-1, Class C
f
2,021,742
Laurel Road Prime Student Loan
Trust
222,303
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
222,794
1,025,875
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
1,021,034
Longfellow Place CLO, Ltd.
3,900,000
1.991%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
3,872,314
950,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
940,394
Madison Park Funding XIV, Ltd.
2,375,000
1.659%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
2,343,025
Mello Mortgage Capital
Acceptance
2,473,053
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
2,280,812
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,508,659
National Collegiate Trust
826,070
0.752%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
809,070

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Asset-Backed Securities (1.6%) - continued
OCP CLO, Ltd.
$ 1,800,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 1,764,659
Octagon Investment Partners XVI,
Ltd.
600,000
1.641%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,f
596,713
OZLM IX, Ltd.
1,250,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,240,506
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,106,082
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,919,150
Saxon Asset Securities Trust
860,035
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
794,871
SLM Student Loan Trust
885,916
0.857%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
866,130
Sound Point CLO XIV, Ltd.
2,600,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,573,826
Sound Point CLO XV, Ltd.
2,600,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
2,553,164
Sound Point CLO XXI, Ltd.
1,525,000
1.717%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
1,511,963
Stratus CLO, Ltd.
1,850,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,f
1,812,119
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,892,790
TRK Trust
1,835,845
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,744,206
U.S. Small Business Administration
32,569
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 32,038
Upstart Securitization Trust
469,934
1.702%,  11/20/2030, Ser.
2020-3, Class A
f
468,927
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,103,986
Wind River CLO, Ltd.
1,525,000
1.854%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
1,518,224
Principal
Amount Long-Term Fixed Income (34.7%) Value
Asset-Backed Securities (1.6%) - continued
$ 1,275,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
$ 1,256,745
Total 84,642,957
Basic Materials (0.3%)
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
f
615,873
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
675,311
Chemours Company
420,000 5.750%,  11/15/2028
f
408,080
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 369,261
230,000 4.625%,  3/1/2029
f
226,848
230,000 4.875%,  3/1/2031
f
227,412
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
636,400
Dow Chemical Company
600,000 4.800%,  11/30/2028 642,804
DowDuPont, Inc.
620,000 4.493%,  11/15/2025 644,830
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
758,390
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 489,495
256,000 4.250%,  3/1/2030 257,708
1,558,000 4.625%,  8/1/2030 1,593,055
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
450,678
1,064,000 4.000%,  3/27/2027
f
1,067,262
Hecla Mining Company
175,000 7.250%,  2/15/2028 183,341
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
398,385
Ingevity Corporation
610,000 3.875%,  11/1/2028
f
551,336
International Flavors and
Fragrances, Inc.
660,000 3.468%,  12/1/2050
f
582,169
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 490,950
Mercer International, Inc.
400,000 5.125%,  2/1/2029 386,000
Novelis Corporation
160,000 3.250%,  11/15/2026
f
152,845
210,000 4.750%,  1/30/2030
f
203,882
160,000 3.875%,  8/15/2031
f
146,346
OCI NV
278,000 4.625%,  10/15/2025
f
280,085
Olin Corporation
580,000 5.125%,  9/15/2027 578,135
SCIL USA Holdings, LLC
493,000 5.375%,  11/1/2026
f
453,560
SPCM SA
409,000 3.375%,  3/15/2030
f
359,061
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
412,933
Syngenta Finance NV
422,000 5.182%,  4/24/2028
f
435,752
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
f
306,866

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Basic Materials (0.3%) - continued
Teck Resources, Ltd.
$ 964,000 6.125%,  10/1/2035 $ 1,138,122
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
346,493
United States Steel Corporation
676,000 6.875%,  3/1/2029
h
703,040
Total 17,172,708
Capital Goods (0.6%)
AECOM
645,000 5.125%,  3/15/2027 659,661
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
466,162
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
f
258,825
Boeing Company
1,225,000 5.930%,  5/1/2060 1,414,368
750,000 5.040%,  5/1/2027 789,760
1,250,000 5.705%,  5/1/2040 1,396,813
Bombardier, Inc.
120,000 7.125%,  6/15/2026
f
117,600
410,000 7.875%,  4/15/2027
f
401,437
350,000 6.000%,  2/15/2028
f,h
328,034
Brand Industrial Services, Inc.
205,000 8.500%,  7/15/2025
f
190,666
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
260,659
Carrier Global Corporation
714,000 3.577%,  4/5/2050 653,346
875,000 2.700%,  2/15/2031 816,507
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
e,f
55,619
110,000 8.750%,  4/15/2030
e,f
103,537
CNH Industrial NV
700,000 3.850%,  11/15/2027 702,592
Coinbase Global, Inc.
211,000 3.375%,  10/1/2028
f
186,403
Cornerstone Building Brands, Inc.
560,000 6.125%,  1/15/2029
f
519,708
Covanta Holding Corporation
264,000 5.000%,  9/1/2030 250,140
Covert Mergeco, Inc.
162,000 4.875%,  12/1/2029
f
154,661
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f
324,003
Crown Cork & Seal Company, Inc.
333,000 7.375%,  12/15/2026 375,772
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
f
311,880
405,000 3.500%,  9/1/2028
f
380,232
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
653,438
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
f
400,820
Howmet Aerospace, Inc.
17,000 6.875%,  5/1/2025 18,460
403,000 3.000%,  1/15/2029 367,989
805,000 5.950%,  2/1/2037 858,041
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 627,697
Principal
Amount Long-Term Fixed Income (34.7%) Value
Capital Goods (0.6%) - continued
JELD-WEN, Inc.
$ 500,000 4.625%,  12/15/2025
f
$ 481,250
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,672,277
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 854,030
284,000 6.150%,  9/1/2036 355,981
Mauser Packaging Solutions
Holding Company
335,000 5.500%,  4/15/2024
f
333,669
420,000 7.250%,  4/15/2025
f
416,266
Meritor, Inc.
290,000 4.500%,  12/15/2028
f
290,740
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
207,293
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
f
260,363
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
510,493
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 930,437
OI European Group BV
444,000 4.750%,  2/15/2030
f
412,565
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
f,h
378,005
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
294,019
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
397,245
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 746,346
775,000 4.450%,  11/16/2038 840,507
1,000,000 3.750%,  11/1/2046 983,190
Republic Services, Inc.
850,000 2.900%,  7/1/2026 843,562
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 583,773
750,000 1.750%,  2/15/2031 647,910
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
606,550
Standard Industries, Inc.
560,000 4.375%,  7/15/2030
f
512,935
Textron, Inc.
710,000 3.375%,  3/1/2028 701,790
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
f
178,862
TransDigm, Inc.
370,000 6.250%,  3/15/2026
f
379,857
1,130,000 5.500%,  11/15/2027 1,121,525
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 411,397
360,000 4.000%,  7/15/2030 344,279
Vertiv Group Corporation
159,000 4.125%,  11/15/2028
f
145,106
Victors Merger Corporation
254,000 6.375%,  5/15/2029
f
207,922
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
193,741

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Capital Goods (0.6%) - continued
WESCO Distribution, Inc.
$ 560,000 7.250%,  6/15/2028
f
$ 594,796
Total 31,883,511
Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust
698,756
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 514,999
Bellemeade Re, Ltd.
1,713,560
1.849%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,f
1,711,278
BRAVO Residential Funding Trust
116,284
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
f
116,575
Citicorp Mortgage Securities, Inc.
1,269,733
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,216,708
COLT Mortgage Loan Trust
2,364,517
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
2,270,335
Countrywide Alternative Loan Trust
856,544
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
789,392
1,175,448
7.000%,  10/25/2037, Ser.
2007-24, Class A10 587,221
Countrywide Home Loans, Inc.
204,181
5.750%,  4/25/2037, Ser.
2007-3, Class A27 128,369
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,263,607
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
1,847,630
1,297,533
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
1,247,015
4,932,383
3.414%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
4,866,315
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
84,998
6.000%,  4/25/2022, Ser.
2006-AR5, Class 23A 75,012
Federal Home Loan Mortgage
Corporation - REMIC
510,252
4.000%,  7/15/2031, Ser.
4104, Class KI
i
14,744
1,637,285
3.000%,  2/15/2033, Ser.
4170, Class IG
i
159,510
1,730,767
3.000%,  3/15/2033, Ser.
4180, Class PI
i
196,200
Federal National Mortgage
Association - REMIC
2,846,218
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
142,776
Flagstar Mortgage Trust
1,390,722
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,341,661
Foundation Finance Trust
1,543,647
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
1,458,271
FWD Securitization Trust
862,089
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
859,460
Principal
Amount Long-Term Fixed Income (34.7%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
GCAT Trust
$ 2,133,275
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
$ 2,056,800
GS Mortgage-Backed Securities
Trust
2,826,457
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,684,182
179,547
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,f
179,720
J.P. Morgan Mortgage Trust
2,496,262
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
2,308,459
1,834,736
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,683,051
Legacy Mortgage Asset Trust
391,517
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
386,649
LHOME Mortgage Trust
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
769,783
2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
2,114,588
Merrill Lynch Alternative Note
Asset Trust
189,862
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 107,790
New Residential Mortgage Loan
Trust
4,789,183
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
4,437,423
New York Mortgage Trust
2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
2,220,230
1,603,929
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
1,570,251
Oak Street Investment
1,758,146
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,652,166
Oaktown Re VII, Ltd.
1,250,000
1.699%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
1,235,000
Oaktown Re, Ltd.
2,400,000
1.749%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,f
2,396,404
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,367,015
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,334,739
Palmer Square Loan Funding, Ltd.
2,700,000
1.654%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,f
2,675,554
Preston Ridge Partners Mortgage
Trust, LLC
1,861,422
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,788,693

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,039,205
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
$ 1,000,030
Renaissance Home Equity Loan
Trust
2,168,410
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
970,823
Residential Accredit Loans, Inc.
Trust
618,753
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 582,845
Residential Asset Securitization
Trust
1,821,569
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,358,580
Sequoia Mortgage Trust
685,533
2.836%,  9/20/2046, Ser.
2007-1, Class 4A1
b
516,938
Starwood Mortgage Residential
Trust
50,883
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,f
50,820
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,401,503
Vericrest Opportunity Loan
Transferee
1,373,917
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,331,405
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,735,588
1,548,592
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,507,891
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
1,317,697
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,335,076
1,028,379
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
982,702
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
848,196
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
794,140
Verus Securitization Trust
1,139,577
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
1,088,825
ZH Trust
1,910,000
2.253%,  2/18/2027, Ser.
2021-1, Class A
f
1,880,300
3,600,000
2.349%,  10/17/2027, Ser.
2021-2, Class A
f
3,536,754
Total 78,015,688
Commercial Mortgage-Backed Securities (0.7%)
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,f
2,446,945
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
989,122
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,282,000
Principal
Amount Long-Term Fixed Income (34.7%) Value
Commercial Mortgage-Backed Securities (0.7%)
- continued
BANK 2021-BNK36
$ 2,400,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 $ 2,243,898
BANK 2022-BNK39
9,734,125
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
336,492
2,650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 2,556,605
BANK 2022-BNK40
3,000,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
3,020,753
Barclays Commercial Mortgage
Securities, LLC
2,000,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
2,048,082
BBCMS Mortgage Trust
5,469,808
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
284,871
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,455,464
1,900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 1,796,940
14,520,614
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,677,143
BBCMS Trust
2,900,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 2,715,772
Benchmark Mortgage Trust
3,900,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 3,683,669
BFLD Trust
825,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
814,675
BINOM Securitization Trust
1,320,780
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
1,258,831
GS Mortgage Securities Trust
3,888,752
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 3,892,895
Morgan Stanley Capital I Trust
14,836,956
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,792,779
Total 34,296,936
Communications Services (1.0%)
Altice France SA
200,000 8.125%,  2/1/2027
f
206,226
75,000 5.500%,  1/15/2028
f
69,503
500,000 5.125%,  7/15/2029
f
448,125
516,000 5.500%,  10/15/2029
f
462,997
American Tower Corporation
450,000 3.375%,  10/15/2026 443,995
700,000 2.900%,  1/15/2030 649,548
AT&T, Inc.
1,129,000 3.500%,  9/15/2053 990,634
1,200,000 2.300%,  6/1/2027 1,143,327
1,550,000 4.350%,  3/1/2029 1,640,239
2,061,000 5.250%,  3/1/2037 2,342,742
1,090,000 4.900%,  8/15/2037 1,200,224
450,000 5.550%,  8/15/2041 523,635
CCO Holdings, LLC
130,000 5.500%,  5/1/2026
f
131,825

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Communications Services (1.0%) - continued
$ 640,000 5.125%,  5/1/2027
f
$ 640,944
770,000 4.750%,  3/1/2030
f
739,385
510,000 4.500%,  8/15/2030
f
478,529
96,000 4.750%,  2/1/2032
f
89,399
350,000 4.250%,  1/15/2034
f
303,973
Cengage Learning, Inc.
393,000 9.500%,  6/15/2024
f
392,018
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 715,984
900,000 4.200%,  3/15/2028 909,458
1,225,000 3.500%,  6/1/2041 1,018,136
1,320,000 6.484%,  10/23/2045 1,502,666
Clear Channel Worldwide
Holdings, Inc.
515,000 7.750%,  4/15/2028
f
517,693
Comcast Corporation
750,000 3.950%,  10/15/2025 774,534
1,250,000 4.250%,  10/15/2030 1,333,452
690,000 4.400%,  8/15/2035 745,529
1,115,000 4.750%,  3/1/2044 1,242,910
550,000 4.600%,  8/15/2045 603,696
Consolidated Communications,
Inc.
339,000 5.000%,  10/1/2028
f
291,740
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
f
869,841
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
931,738
86,000 4.125%,  12/1/2030
f
75,410
Cumulus Media New Holdings,
Inc.
380,000 6.750%,  7/1/2026
f,h
380,091
DIRECTV Holdings, LLC
495,000 5.875%,  8/15/2027
f
486,956
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,477,888
DISH DBS Corporation
194,000 5.250%,  12/1/2026
f
184,785
142,000 7.375%,  7/1/2028 134,545
261,000 5.750%,  12/1/2028
f
246,971
Entercom Media Corporation
603,000 6.500%,  5/1/2027
f
565,771
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
453,938
GCI, LLC
405,000 4.750%,  10/15/2028
f
395,385
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
764,972
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
366,856
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 279,881
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
f
372,450
Iliad Holding SASU
200,000 6.500%,  10/15/2026
f
200,540
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
332,845
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
f
720,117
Principal
Amount Long-Term Fixed Income (34.7%) Value
Communications Services (1.0%) - continued
$ 320,000 4.250%,  7/1/2028
f
$ 293,762
Lions Gate Capital Holdings, LLC
156,000 5.500%,  4/15/2029
f
150,345
Magallanes, Inc.
402,000 5.141%,  3/15/2052
f
411,284
805,000 5.050%,  3/15/2042
f
821,124
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
934,610
Netflix, Inc.
450,000 5.875%,  11/15/2028 496,035
480,000 5.375%,  11/15/2029
f
519,600
450,000 4.875%,  6/15/2030
f
480,015
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
f
556,710
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 536,409
330,000 4.200%,  6/1/2030 344,513
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
f
222,222
Scripps Escrow II, Inc.
215,000 5.375%,  1/15/2031
f
205,863
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
f
270,205
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
f
527,931
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
533,663
295,000 4.000%,  7/15/2028
f
280,250
Sprint Capital Corporation
273,000 6.875%,  11/15/2028 316,322
430,000 8.750%,  3/15/2032 579,210
Sprint Corporation
1,930,000 7.625%,  2/15/2025 2,103,700
Telesat Canada
215,000 4.875%,  6/1/2027
f
156,640
80,000 6.500%,  10/15/2027
f
39,161
Terrier Media Buyer, Inc.
310,000 8.875%,  12/15/2027
f
315,425
T-Mobile USA, Inc.
1,175,000 2.550%,  2/15/2031 1,065,492
280,000 2.875%,  2/15/2031 252,260
1,073,000 3.500%,  4/15/2031 1,009,672
900,000 4.375%,  4/15/2040 903,819
United States Cellular Corporation
360,000 6.700%,  12/15/2033 395,777
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
122,689
VeriSign, Inc.
310,000 4.750%,  7/15/2027 316,713
Verizon Communications, Inc.
714,000 3.700%,  3/22/2061 661,361
476,000 2.100%,  3/22/2028 443,667
1,450,000 2.650%,  11/20/2040 1,233,455
VTR Finance NV
270,000 6.375%,  7/15/2028
f
261,565
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
f
524,535
Zayo Group Holdings, Inc.
243,000 4.000%,  3/1/2027
f
223,616
Total 50,303,666

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Cyclical (1.1%)
1011778 B.C., ULC
$ 640,000 4.375%,  1/15/2028
f
$ 614,400
Allen Media, LLC
371,000 10.500%,  2/15/2028
f
365,539
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
f
266,389
Allied Universal Holdco, LLC
230,000 6.625%,  7/15/2026
f
232,721
330,000 4.625%,  6/1/2028
f
311,817
235,000 6.000%,  6/1/2029
f
207,309
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
f
535,218
Amazon.com, Inc.
1,350,000 3.100%,  5/12/2051 1,266,963
670,000 3.875%,  8/22/2037 709,154
852,000 4.050%,  8/22/2047 926,793
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
652,588
Arko Corporation
264,000 5.125%,  11/15/2029
f
240,240
Ashton Woods USA, LLC
260,000 4.625%,  8/1/2029
f
229,276
BellRing Brands, Inc.
442,000 7.000%,  3/15/2030
f
451,392
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
380,681
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
f
292,800
Brookfield Property REIT, Inc.
222,000 5.750%,  5/15/2026
f
219,986
Brookfield Residential Properties,
Inc.
370,000 6.250%,  9/15/2027
f
362,254
455,000 5.000%,  6/15/2029
f
413,145
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
627,724
135,000 8.125%,  7/1/2027
f
144,646
426,000 4.625%,  10/15/2029
f
398,310
Carnival Corporation
26,000 10.500%,  2/1/2026
f
28,910
728,000 7.625%,  3/1/2026
f
732,754
605,000 5.750%,  3/1/2027
f
576,967
263,000 6.000%,  5/1/2029
f
247,835
Cedar Fair, LP
176,000 5.375%,  4/15/2027 174,240
668,000 5.250%,  7/15/2029 657,993
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
257,050
Cinemark USA, Inc.
450,000 5.875%,  3/15/2026
f,h
436,500
Clarios Global, LP
205,000 8.500%,  5/15/2027
f
212,688
Cushman & Wakefield US
Borrower, LLC
202,000 6.750%,  5/15/2028
f
211,090
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 533,636
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
781,499
Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Cyclical (1.1%) - continued
Dana, Inc.
$ 425,000 5.625%,  6/15/2028 $ 429,462
Empire Communities Corporation
430,000 7.000%,  12/15/2025
f
424,840
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,285,032
Ford Motor Company
236,000 3.250%,  2/12/2032 210,779
Ford Motor Credit Company, LLC
475,000 4.063%,  11/1/2024 473,570
859,000 2.300%,  2/10/2025 815,378
1,100,000 4.134%,  8/4/2025 1,098,762
690,000 2.700%,  8/10/2026 641,707
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
256,437
Gap, Inc.
127,000 3.625%,  10/1/2029
f
113,157
General Motors Company
700,000 6.125%,  10/1/2025 751,465
1,150,000 6.800%,  10/1/2027 1,298,049
1,471,000 5.000%,  4/1/2035 1,495,241
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 411,162
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,080,578
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
f
251,521
200,000 5.250%,  7/15/2031
f
184,940
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f
129,579
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f
369,101
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
354,900
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 723,365
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
f
510,548
Home Depot, Inc.
555,000 5.400%,  9/15/2040 670,714
840,000 4.250%,  4/1/2046 918,780
700,000 3.900%,  6/15/2047 729,126
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
883,149
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
512,837
International Game Technology plc
445,000 5.250%,  1/15/2029
f
443,888
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
224,111
KB Home
360,000 4.800%,  11/15/2029 347,494
Kia Corporation
535,000 2.375%,  2/14/2025
f
519,979
Kohl's Corporation
1,190,000 3.375%,  5/1/2031 1,148,442
715,000 5.550%,  7/17/2045 713,640
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
630,000
140,000 6.875%,  11/1/2035 144,200

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Cyclical (1.1%) - continued
Lennar Corporation
$ 1,225,000 4.750%,  5/30/2025 $ 1,268,625
Lowe's Companies, Inc.
1,350,000 2.625%,  4/1/2031
h
1,265,374
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f
389,025
938,000 6.125%,  3/15/2032
f
926,275
Magic MergerCo, Inc.
265,000 5.250%,  5/1/2028
f
243,297
Marriott International, Inc.
75,000 5.750%,  5/1/2025 79,630
885,000 4.625%,  6/15/2030 916,586
Mastercard, Inc.
830,000 3.950%,  2/26/2048 886,549
Mattamy Group Corporation
620,000 5.250%,  12/15/2027
f
611,996
McDonald's Corporation
650,000 2.125%,  3/1/2030 591,374
1,115,000 4.450%,  3/1/2047 1,197,431
MDC Holdings, Inc.
1,100,000 2.500%,  1/15/2031 960,463
MGM Resorts International
760,000 6.000%,  3/15/2023 777,252
NCL Corporation, Ltd.
166,000 5.875%,  2/15/2027
f
163,510
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
822,991
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
f,h
353,604
PetSmart, Inc.
520,000 4.750%,  2/15/2028
f
502,531
350,000 7.750%,  2/15/2029
f
361,375
Prime Security Services Borrower,
LLC
1,010,000 5.750%,  4/15/2026
f
1,030,377
Real Hero Merger Sub 2, Inc.
310,000 6.250%,  2/1/2029
f
282,450
Realogy Group, LLC
500,000 5.750%,  1/15/2029
f
471,250
Rite Aid Corporation
194,000 7.500%,  7/1/2025
f
180,937
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
f
614,338
525,000 4.250%,  7/1/2026
f
488,350
119,000 5.375%,  7/15/2027
f
114,333
220,000 5.500%,  4/1/2028
f
209,728
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
513,275
62,000 6.625%,  3/1/2030
f
61,118
SeaWorld Parks and
Entertainment, Inc.
161,000 5.250%,  8/15/2029
f
153,552
Service Properties Trust
302,000 7.500%,  9/15/2025 316,813
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
f
281,813
Staples, Inc.
314,000 7.500%,  4/15/2026
f
304,927
284,000 10.750%,  4/15/2027
f
252,760
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f
280,813
Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Cyclical (1.1%) - continued
Tapestry, Inc.
$ 1,114,000 3.050%,  3/15/2032 $ 1,012,376
Tenneco, Inc.
490,000 5.000%,  7/15/2026 482,038
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 870,187
Travel + Leisure Company
350,000 6.625%,  7/31/2026
f
364,875
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f,h
320,521
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,045,546
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
383,400
Walmart, Inc.
825,000 3.250%,  7/8/2029 848,567
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
206,938
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
490,313
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
f
291,014
Total 60,086,937
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,162,066
AbbVie, Inc.
575,000 2.950%,  11/21/2026 569,595
1,250,000 4.300%,  5/14/2036 1,305,423
450,000 4.850%,  6/15/2044 498,846
675,000 4.875%,  11/14/2048 762,892
Albertson's Companies, Inc.
566,000 3.500%,  3/15/2029
f
510,798
Altria Group, Inc.
427,000 5.800%,  2/14/2039 460,221
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,082,712
1,375,000 4.200%,  2/22/2052 1,422,017
Anheuser-Busch Companies, LLC
660,000 4.700%,  2/1/2036 707,860
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,033,197
1,350,000 4.375%,  4/15/2038 1,418,542
Anthem, Inc.
900,000 3.125%,  5/15/2050 792,557
725,000 4.625%,  5/15/2042 791,972
Archer-Daniels-Midland Company
770,000 2.700%,  9/15/2051 679,064
AstraZeneca plc
900,000 3.000%,  5/28/2051 826,967
Bausch Health Companies, Inc.
1,045,000 5.000%,  1/30/2028
f
860,631
731,000 5.000%,  2/15/2029
f
569,453
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 629,827
865,000 3.700%,  6/6/2027 877,559
Bristol-Myers Squibb Company
536,000 3.550%,  3/15/2042 530,134
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 864,743

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Non-Cyclical (1.2%) - continued
Cargill, Inc.
$ 486,000 3.125%,  5/25/2051
f
$ 449,392
Centene Corporation
505,000 4.250%,  12/15/2027 506,894
420,000 4.625%,  12/15/2029 423,398
580,000 3.000%,  10/15/2030 532,713
900,000 2.625%,  8/1/2031 801,000
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 451,250
Comcast Corporation
600,000 2.987%,  11/1/2063
f
490,995
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
f
208,779
290,000 6.000%,  1/15/2029
f
293,029
694,000 6.875%,  4/15/2029
f
681,855
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 960,735
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,111,551
475,000 2.875%,  5/1/2030 445,545
Coty, Inc.
313,000 5.000%,  4/15/2026
f
304,784
CVS Health Corporation
2,545,000 4.875%,  7/20/2035 2,793,984
Danaher Corporation
516,000 2.800%,  12/10/2051 438,464
DaVita, Inc.
620,000 4.625%,  6/1/2030
f
578,956
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
288,550
Eli Lilly and Company
721,000 2.500%,  9/15/2060 579,898
Embecta Corporation
128,000 6.750%,  2/15/2030
f
128,320
Encompass Health Corporation
615,000 4.500%,  2/1/2028 602,700
Endo Finance, LLC
195,000 9.500%,  7/31/2027
f
171,112
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
413,265
General Mills, Inc.
550,000 2.875%,  4/15/2030 528,349
H. J. Heinz Company
140,000 5.200%,  7/15/2045 151,550
HCA, Inc.
1,672,000 5.375%,  2/1/2025 1,739,716
1,861,000 3.500%,  9/1/2030 1,797,845
HFC Prestige Products, Inc.
493,000 4.750%,  1/15/2029
f
460,026
HLF Financing SARL, LLC
726,000 4.875%,  6/1/2029
f
636,825
Humana, Inc.
335,000 2.150%,  2/3/2032 293,517
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,177,149
JBS USA LUX SA
804,000 4.375%,  2/2/2052
f
699,386
743,000 3.000%,  5/15/2032
f
668,707
JBS USA, LLC
110,000 6.500%,  4/15/2029
f
116,600
1,163,000 5.500%,  1/15/2030
f
1,188,912
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 738,060
Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Non-Cyclical (1.2%) - continued
Kraft Foods Group, Inc.
$ 411,000 5.000%,  6/4/2042 $ 438,989
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 914,845
875,000 3.750%,  4/1/2030 871,246
900,000 4.375%,  6/1/2046 888,876
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
465,065
670,000 5.450%,  11/1/2041 713,215
Medtronic, Inc.
804,000 4.375%,  3/15/2035 893,103
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
f
554,187
Mozart Debt Merger Sub, Inc.
556,000 3.875%,  4/1/2029
f
514,300
529,000 5.250%,  10/1/2029
f
491,795
Newell Brands, Inc.
774,000 4.700%,  4/1/2026
g
778,838
Ortho-Clinical Diagnostics, Inc.
310,000 7.250%,  2/1/2028
f
319,300
Owens & Minor, Inc.
276,000 6.625%,  4/1/2030
f
284,007
Par Pharmaceutical, Inc.
435,000 7.500%,  4/1/2027
f
405,920
Pilgrim's Pride Corporation
384,000 3.500%,  3/1/2032
f
335,226
Post Holdings, Inc.
150,000 5.500%,  12/15/2029
f
144,327
322,000 4.500%,  9/15/2031
f
285,289
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 1,004,438
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
804,423
Royalty Pharma plc
1,025,000 3.550%,  9/2/2050 851,448
Scotts Miracle-Gro Company
495,000 4.500%,  10/15/2029 464,063
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
560,000
Simmons Foods, Inc.
660,000 4.625%,  3/1/2029
f
618,750
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
235,180
210,000 5.500%,  7/15/2030
f
201,600
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f
415,688
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,569,324
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
613,463
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 144,619
1,120,000 5.125%,  11/1/2027
f
1,125,270
205,000 6.125%,  10/1/2028
f
208,331
Teva Pharmaceutical Finance
Netherlands III BV
310,000 3.150%,  10/1/2026 280,671
Thermo Fisher Scientific, Inc.
560,000 2.000%,  10/15/2031 502,712
TreeHouse Foods, Inc.
209,000 4.000%,  9/1/2028 176,966
United Natural Foods, Inc.
278,000 6.750%,  10/15/2028
f
284,950

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Consumer Non-Cyclical (1.2%) - continued
UnitedHealth Group, Inc.
$ 970,000 4.625%,  7/15/2035 $ 1,084,022
Valeant Pharmaceuticals
International, Inc.
230,000 8.500%,  1/31/2027
f,h
229,372
Zoetis, Inc.
670,000 4.700%,  2/1/2043 747,581
Total 64,632,286
Energy (0.9%)
Antero Resources Corporation
470,000 5.375%,  3/1/2030
f
479,987
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
473,083
BP Capital Markets America, Inc.
1,345,000 2.939%,  6/4/2051 1,148,014
500,000 3.543%,  4/6/2027 506,147
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 469,075
Callon Petroleum Company
317,000 8.250%,  7/15/2025 320,170
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 326,012
430,000 2.950%,  7/15/2030 408,869
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 189,806
Cheniere Energy Partners, LP
159,000 3.250%,  1/31/2032
f
144,577
Cheniere Energy, Inc.
427,000 4.625%,  10/15/2028 428,430
Chesapeake Energy Corporation
275,000 6.750%,  4/15/2029
f
291,262
CNX Resources Corporation
265,000 6.000%,  1/15/2029
f
267,650
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
325,149
ConocoPhillips
1,400,000 6.500%,  2/1/2039 1,871,995
Continental Resources, Inc.
371,000 2.268%,  11/15/2026
f
346,414
897,000 5.750%,  1/15/2031
f
981,139
CQP Holdco, LP
306,000 5.500%,  6/15/2031
f
300,614
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030 1,696,501
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
388,316
135,000 4.375%,  6/15/2031
f
129,262
Enbridge, Inc.
1,250,000 2.500%,  2/14/2025 1,221,884
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
f
320,462
Energy Transfer, LP
700,000 4.000%,  10/1/2027 704,502
765,000 4.900%,  3/15/2035 773,212
600,000 5.150%,  2/1/2043 589,412
1,090,000 6.000%,  6/15/2048 1,208,262
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 440,000
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 938,479
Principal
Amount Long-Term Fixed Income (34.7%) Value
Energy (0.9%) - continued
EQT Corporation
$ 135,000 3.125%,  5/15/2026
f
$ 131,121
387,000 3.900%,  10/1/2027 385,880
Equinor ASA
625,000 3.000%,  4/6/2027 622,123
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,163,273
Ferrellgas, LP
276,000 5.375%,  4/1/2026
f
260,616
Genesis Energy, LP
220,000 6.500%,  10/1/2025 216,986
135,000 8.000%,  1/15/2027 138,875
Halliburton Company
900,000 4.850%,  11/15/2035 966,967
537,000 5.000%,  11/15/2045 582,258
Harvest Midstream, LP
638,000 7.500%,  9/1/2028
f
651,640
Hess Corporation
804,000 5.800%,  4/1/2047 956,578
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
359,082
Hilcorp Energy I, LP
430,000 5.750%,  2/1/2029
f
430,258
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
351,014
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
f
659,120
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 790,028
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 414,002
MPLX, LP
600,000 4.875%,  12/1/2024 621,397
1,310,000 4.875%,  6/1/2025 1,357,162
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 244,200
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
505,000
National Fuel Gas Company
975,000 5.500%,  1/15/2026 1,032,336
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
290,000 7.500%,  2/1/2026
f
285,270
NGL Energy Partners, LP
141,000 7.500%,  11/1/2023 135,007
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 509,375
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
f
343,375
Occidental Petroleum Corporation
130,000 8.500%,  7/15/2027 153,883
280,000 6.450%,  9/15/2036 328,912
ONEOK, Inc.
860,000 2.200%,  9/15/2025 823,526
Ovintiv Exploration, Inc.
280,000 5.625%,  7/1/2024 294,381
560,000 5.375%,  1/1/2026 593,575
PBF Holding Company, LLC
210,000 9.250%,  5/15/2025
f
216,346
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
340,025
Range Resources Corporation
476,000 4.750%,  2/15/2030
f,h
472,754

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Energy (0.9%) - continued
Sabine Pass Liquefaction, LLC
$ 1,800,000 4.500%,  5/15/2030 $ 1,882,382
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
f
894,324
SM Energy Company
304,000 6.625%,  1/15/2027
h
311,649
200,000 6.500%,  7/15/2028
h
206,386
Southwestern Energy Company
265,000 5.375%,  2/1/2029 268,313
295,000 5.375%,  3/15/2030 299,782
191,000 4.750%,  2/1/2032 190,761
Summit Midstream Holdings, LLC
368,000 8.500%,  10/15/2026
f
350,899
Sunoco, LP
385,000 5.875%,  3/15/2028 388,850
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
619,200
Targa Resources Corporation
939,000 4.200%,  2/1/2033
e
947,568
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
284,200
Transocean Proteus, Ltd.
137,500 6.250%,  12/1/2024
f
136,469
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
273,613
USA Compression Partners, LP
371,000 6.875%,  4/1/2026 374,339
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
378,159
235,000 4.125%,  8/15/2031
f
230,570
W&T Offshore, Inc.
166,000 9.750%,  11/1/2023
f
165,170
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
429,493
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 442,680
230,000 5.500%,  8/15/2048 227,125
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,118,336
Total 45,445,298
Financials (2.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,210,000 3.500%,  1/15/2025 1,188,782
950,000 3.875%,  1/23/2028
h
925,927
475,000 3.400%,  10/29/2033 425,739
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,243,420
400,000 2.875%,  1/15/2032 358,135
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
575,580
1,000,000 2.850%,  1/26/2028
f
898,305
Alliant Holdings Intermediate, LLC
211,000 6.750%,  10/15/2027
f
208,455
Ally Financial, Inc.
1,270,000 5.750%,  11/20/2025 1,335,536
900,000 8.000%,  11/1/2031 1,128,896
Altice Financing SA
190,000 5.750%,  8/15/2029
f
172,726
Principal
Amount Long-Term Fixed Income (34.7%) Value
Financials (2.7%) - continued
American Express Company
$ 1,050,000 2.250%,  3/4/2025 $ 1,031,106
American Finance Trust, Inc.
318,000 4.500%,  9/30/2028
f
286,238
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 776,859
American International Group, Inc.
705,000 3.750%,  7/10/2025 716,367
1,347,000 3.900%,  4/1/2026 1,380,908
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
244,805
Ares Capital Corporation
799,000 3.250%,  7/15/2025 775,084
975,000 3.875%,  1/15/2026 956,452
450,000 2.150%,  7/15/2026 406,681
Associated Banc-Corporation
650,000 4.250%,  1/15/2025 662,602
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
481,416
Aviation Capital Group, LLC
880,000 5.500%,  12/15/2024
f
905,735
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
f
714,637
250,000 4.250%,  4/15/2026
f
246,539
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
f
704,386
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
1,005,072
Bank of America Corporation
1,000,000 4.200%,  8/26/2024 1,024,304
830,000 4.000%,  1/22/2025 845,197
500,000 1.734%,  7/22/2027
b
464,342
1,210,000 3.824%,  1/20/2028
b
1,223,958
450,000 2.087%,  6/14/2029
b
411,050
1,200,000 2.496%,  2/13/2031
b
1,103,004
700,000 2.592%,  4/29/2031
b
645,797
1,250,000 1.922%,  10/24/2031
b
1,085,847
804,000 2.972%,  2/4/2033
b
753,342
1,075,000 3.846%,  3/8/2037
b
1,029,443
1,200,000 4.244%,  4/24/2038
b
1,250,245
Bank of Montreal
799,000 1.500%,  1/10/2025 765,447
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,239,620
1,250,000 3.564%,  9/23/2035
b
1,151,291
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025
f
763,026
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,240,138
BPCE SA
860,000 3.500%,  10/23/2027
f
840,862
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 558,977
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,483,344
CANPACK SA
540,000 3.125%,  11/1/2025
f
495,450
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,022,858
805,000 2.636%,  3/3/2026
b
787,693
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
f
289,095

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Financials (2.7%) - continued
Charles Schwab Corporation
$ 1,340,000 2.450%,  3/3/2027 $ 1,300,835
Chobani, LLC
225,000 7.500%,  4/15/2025
f
217,530
399,000 4.625%,  11/15/2028
f
368,077
Chubb INA Holdings, Inc.
737,000 4.350%,  11/3/2045 800,734
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
687,313
1,240,000 4.400%,  6/10/2025 1,275,585
528,000 1.281%,  11/3/2025
b
502,449
620,000 3.200%,  10/21/2026 615,111
1,404,000 3.668%,  7/24/2028
b
1,404,311
415,000 4.125%,  7/25/2028 421,280
700,000 3.520%,  10/27/2028
b
693,419
828,000 4.650%,  7/23/2048 935,039
Coinbase Global, Inc.
211,000 3.625%,  10/1/2031
f
179,877
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,161,873
Corebridge Financial, Inc.
402,000 4.350%,  4/5/2042
f
401,891
1,073,000 4.400%,  4/5/2052
f
1,072,818
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
f
451,616
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,j
570,625
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,f,j
783,719
1,375,000 2.193%,  6/5/2026
b,f
1,291,237
Danske Bank AS
950,000 3.773%,  3/28/2025
b,e,f
952,181
400,000 0.976%,  9/10/2025
b,f
374,855
900,000 3.244%,  12/20/2025
b,f
886,762
Deutsche Bank AG
580,000 2.311%,  11/16/2027
b
531,522
950,000 3.729%,  1/14/2032
b
847,350
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,429,814
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
580,717
Duke Realty, LP
700,000 2.875%,  11/15/2029 671,026
EPR Properties
355,000 4.950%,  4/15/2028 355,149
541,000 3.600%,  11/15/2031 490,471
ERP Operating, LP
267,000 3.375%,  6/1/2025 267,497
Fidelity National Financial, Inc.
980,000 5.500%,  9/1/2022 994,019
First Horizon Bank
225,000 5.750%,  5/1/2030 254,378
First Horizon National Corporation
900,000 4.000%,  5/26/2025 911,859
First-Citizens Bank & Trust
Company
660,000 6.125%,  3/9/2028 730,117
Fortress Transportation and
Infrastructure Investors, LLC
290,000 6.500%,  10/1/2025
f
287,825
139,000 9.750%,  8/1/2027
f
145,222
190,000 5.500%,  5/1/2028
f
172,739
Principal
Amount Long-Term Fixed Income (34.7%) Value
Financials (2.7%) - continued
FS KKR Capital Corporation
$ 601,000 1.650%,  10/12/2024 $ 566,445
450,000 4.250%,  2/14/2025
f
442,695
1,137,000 3.400%,  1/15/2026 1,100,822
GE Capital International Funding
Company
1,759,000 4.418%,  11/15/2035 1,888,794
Genworth Mortgage Holdings, Inc.
209,000 6.500%,  8/15/2025
f
215,615
Global Net Lease, Inc.
575,000 3.750%,  12/15/2027
f
528,987
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,012,725
1,681,000 0.925%,  10/21/2024
b
1,629,397
684,000 1.948%,  10/21/2027
b
635,675
230,000 1.992%,  1/27/2032
b
199,244
1,876,000 3.102%,  2/24/2033
b
1,768,294
460,000 4.750%,  10/21/2045 513,938
HCP, Inc.
173,000 3.400%,  2/1/2025 173,666
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,450,271
1,525,000 3.803%,  3/11/2025
b
1,532,178
1,000,000 2.999%,  3/10/2026
b
980,457
1,040,000 3.900%,  5/25/2026 1,049,950
HUB International, Ltd.
150,000 7.000%,  5/1/2026
f
151,733
260,000 5.625%,  12/1/2029
f
248,300
Icahn Enterprises, LP
455,000 4.750%,  9/15/2024 457,070
390,000 6.375%,  12/15/2025 392,925
465,000 5.250%,  5/15/2027 456,363
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 572,159
iStar, Inc.
505,000 4.250%,  8/1/2025 496,794
J.P. Morgan Chase & Company
470,000 3.125%,  1/23/2025 472,426
450,000 0.824%,  6/1/2025
b
429,107
774,000 1.561%,  12/10/2025
b
740,865
725,000 1.040%,  2/4/2027
b
664,330
714,000 1.578%,  4/22/2027
b
665,004
1,075,000 2.947%,  2/24/2028
b
1,049,067
1,350,000 4.203%,  7/23/2029
b
1,396,125
700,000 2.522%,  4/22/2031
b
648,913
975,000 1.953%,  2/4/2032
b
854,102
1,475,000 3.882%,  7/24/2038
b
1,487,668
Jefferies Finance, LLC
455,000 5.000%,  8/15/2028
f
435,653
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,066,978
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,515,796
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
322,653
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
908,279
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
f
816,425
MGM Growth Properties Operating
Partnership, LP
1,021,000 4.625%,  6/15/2025
f
1,028,658

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Financials (2.7%) - continued
$ 500,000 5.750%,  2/1/2027 $ 528,125
Mitsubishi UFJ Financial Group,
Inc.
730,000 0.962%,  10/11/2025
b
688,062
1,420,000 3.287%,  7/25/2027 1,407,049
1,350,000 2.048%,  7/17/2030 1,195,191
Morgan Stanley
825,000 2.630%,  2/18/2026
b
809,276
475,000 2.188%,  4/28/2026
b
458,835
1,350,000 4.350%,  9/8/2026 1,390,468
1,704,000 3.591%,  7/22/2028
b
1,708,739
1,250,000 3.622%,  4/1/2031
b
1,243,497
700,000 2.802%,  1/25/2052
b
582,378
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 381,150
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 496,323
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
281,875
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,f
650,116
NatWest Group plc
850,000 4.445%,  5/8/2030
b
871,883
750,000 3.032%,  11/28/2035
b
665,387
Navient Corporation
270,000 5.500%,  1/25/2023 273,375
73,000 6.750%,  6/25/2025 74,995
130,000 5.000%,  3/15/2027 123,825
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 731,319
725,000 3.375%,  2/1/2031 664,164
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 494,214
200,000 3.500%,  1/15/2027 185,000
410,000 6.625%,  1/15/2028 429,475
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 219,269
500,000 3.400%,  7/15/2026 469,472
OWL Rock Core Income
Corporation
670,000 4.700%,  2/8/2027
f
644,393
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
222,078
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
f
704,976
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
f
135,930
PennyMac Financial Services, Inc.
360,000 4.250%,  2/15/2029
f
308,880
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
321,030
PRA Group, Inc.
205,000 7.375%,  9/1/2025
f
213,634
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
658,436
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
1,031,118
625,000 3.700%,  3/13/2051 610,550
Radian Group, Inc.
270,000 4.875%,  3/15/2027 271,350
Principal
Amount Long-Term Fixed Income (34.7%) Value
Financials (2.7%) - continued
Realty Income Corporation
$ 995,000 4.125%,  10/15/2026 $ 1,025,911
1,000,000 2.850%,  12/15/2032 944,765
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,219,072
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 987,602
Rocket Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
310,709
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
818,841
Service Properties Trust
159,000 4.650%,  3/15/2024 153,044
170,000 4.750%,  10/1/2026 155,550
93,000 4.950%,  2/15/2027 85,941
290,000 5.500%,  12/15/2027 279,705
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 1,084,752
Societe Generale SA
840,000 4.750%,  11/24/2025
f
847,125
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 995,902
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,528,597
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 823,065
700,000 1.710%,  1/12/2031 598,670
Sumitomo Mitsui Trust Bank, Ltd.
880,000 0.800%,  9/16/2024
f
830,564
Synchrony Financial
330,000 4.250%,  8/15/2024 334,604
825,000 3.950%,  12/1/2027 817,055
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
f
782,340
UDR, Inc.
675,000 2.100%,  8/1/2032 581,739
United Wholesale Mortgage, LLC
405,000 5.500%,  4/15/2029
f
360,863
VICI Properties, LP
250,000 4.250%,  12/1/2026
f
248,950
140,000 3.750%,  2/15/2027
f
136,150
250,000 4.625%,  12/1/2029
f
249,375
Wells Fargo & Company
1,040,000 3.000%,  2/19/2025 1,038,012
500,000 3.000%,  4/22/2026 495,143
1,140,000 3.000%,  10/23/2026 1,124,142
805,000 3.526%,  3/24/2028
b
803,383
1,200,000 2.393%,  6/2/2028
b
1,134,720
930,000 4.900%,  11/17/2045 1,026,398
Welltower, Inc.
675,000 2.050%,  1/15/2029 614,250
Total 143,798,882
Mortgage-Backed Securities (9.7%)
Federal National Mortgage
Association
24,715,001 2.500%,  12/1/2051 23,617,103
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,700,000 1.500%,  4/1/2037
e
13,936,863

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Mortgage-Backed Securities (9.7%) - continued
$ 6,500,000 1.500%,  5/1/2037
e
$ 6,150,498
40,275,000 2.000%,  5/1/2037
e
39,028,206
37,300,000 2.500%,  5/1/2037
e
36,759,763
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
35,822,559 2.000%,  3/1/2051 33,350,442
23,650,000 2.000%,  4/1/2052
e
21,952,928
23,300,000 2.500%,  4/1/2052
e
22,229,656
94,150,000 2.000%,  5/1/2052
e
87,221,757
88,225,000 2.500%,  5/1/2052
e
83,997,682
88,600,000 3.000%,  5/1/2049
e
86,459,187
58,500,000 3.500%,  5/1/2049
e
58,398,784
Total 513,102,869
Technology (0.6%)
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 904,632
Apple, Inc.
1,975,000 3.750%,  9/12/2047 2,053,429
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
453,001
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
403,000 3.875%,  1/15/2027 405,694
Broadcom, Inc.
460,000 5.000%,  4/15/2030 488,977
448,000 3.469%,  4/15/2034
f
414,907
1,072,000 3.137%,  11/15/2035
f
944,531
1,100,000 3.187%,  11/15/2036
f
954,898
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
f
359,902
CommScope, Inc.
310,000 7.125%,  7/1/2028
f,h
280,046
Dell International, LLC
2,172,000 6.020%,  6/15/2026 2,352,773
112,000 8.350%,  7/15/2046 163,676
Fiserv, Inc.
1,325,000 2.250%,  6/1/2027 1,251,380
960,000 2.650%,  6/1/2030 886,024
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
187,500
480,000 3.750%,  10/1/2030
f
450,600
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
243,717
540,000 4.875%,  9/15/2029
f
514,010
300,000 5.250%,  7/15/2030
f
294,000
440,000 4.500%,  2/15/2031
f
406,344
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,061,462
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024
f
426,047
Micron Technology, Inc.
900,000 4.663%,  2/15/2030 940,617
Microsoft Corporation
620,000 3.041%,  3/17/2062 578,986
950,000 3.700%,  8/8/2046 1,011,169
Minerva Merger Sub, Inc.
390,000 6.500%,  2/15/2030
f
378,349
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
364,194
Principal
Amount Long-Term Fixed Income (34.7%) Value
Technology (0.6%) - continued
NCR Corporation
$ 820,000 6.125%,  9/1/2029
f
$ 822,050
Nielsen Finance, LLC
60,000 4.500%,  7/15/2029
f
59,850
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028
f
520,657
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029
f
491,374
475,000 3.250%,  5/11/2041
f
418,866
Open Text Corporation
545,000 4.125%,  2/15/2030
f
516,766
Oracle Corporation
1,400,000 3.850%,  7/15/2036 1,288,636
1,200,000 3.600%,  4/1/2040 1,040,984
1,100,000 4.000%,  7/15/2046 976,077
PTC, Inc.
220,000 3.625%,  2/15/2025
f
217,525
210,000 4.000%,  2/15/2028
f
204,597
Qorvo, Inc.
790,000 3.375%,  4/1/2031
f
718,386
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
373,090
Seagate HDD Cayman
656,000 3.125%,  7/15/2029 588,760
540,000 3.375%,  7/15/2031 480,122
Sensata Technologies, Inc.
640,000 3.750%,  2/15/2031
f
592,000
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
f
145,875
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
886,613
Switch, Ltd.
440,000 3.750%,  9/15/2028
f
426,688
Texas Instruments, Inc.
855,000 4.150%,  5/15/2048 949,480
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
299,357
VMware, Inc.
550,000 4.650%,  5/15/2027 576,294
Total 31,364,912
Transportation (0.3%)
Air Canada
95,000 3.875%,  8/15/2026
f
89,656
Air Canada Pass Through Trust
157,744 3.875%,  3/15/2023
f
155,961
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
649,124
944,000 5.500%,  4/20/2026
f
951,080
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
f,h
354,679
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,059,231
900,000 4.450%,  3/15/2043 984,226
Canadian Pacific Railway
Company
743,000 3.100%,  12/2/2051 656,917
495,000 3.000%,  12/2/2041 445,281
CSX Corporation
720,000 3.800%,  4/15/2050 730,948

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Transportation (0.3%) - continued
Delta Air Lines, Inc.
$ 389,000 7.000%,  5/1/2025
f
$ 416,664
70,000 7.375%,  1/15/2026 76,019
1,451,000 4.750%,  10/20/2028
f
1,462,110
Hawaiian Brand Intellectual
Property, Ltd.
79,000 5.750%,  1/20/2026
f
79,045
Hertz Corporation
260,000 4.625%,  12/1/2026
f
242,794
313,000 5.000%,  12/1/2029
f
283,265
Mileage Plus Holdings, LLC
1,341,000 6.500%,  6/20/2027
f
1,397,993
NCL Corporation, Ltd.
507,000 3.625%,  12/15/2024
f
477,848
Ryder System, Inc.
537,000 2.850%,  3/1/2027 520,715
Southwest Airlines Company
952,000 2.625%,  2/10/2030 868,305
United Airlines, Inc.
435,000 4.375%,  4/15/2026
f
427,899
256,000 4.625%,  4/15/2029
f
243,443
VistaJet Malta Finance plc
341,000 6.375%,  2/1/2030
f
320,835
Total 12,894,038
U.S. Government & Agencies (11.9%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 16,946,291
16,975,000 2.250%,  11/15/2027 16,779,390
31,750,000 2.875%,  5/15/2028 32,490,420
14,120,000 5.250%,  11/15/2028 16,543,014
38,050,000 1.625%,  8/15/2029 36,083,588
11,850,000 1.500%,  2/15/2030 11,109,375
6,250,000 0.875%,  11/15/2030 5,534,424
850,000 1.375%,  11/15/2031 779,875
1,075,000 4.375%,  5/15/2040 1,367,770
41,740,000 1.375%,  11/15/2040 34,124,080
600,000 3.000%,  5/15/2042 635,461
27,658,000 2.500%,  5/15/2046 27,099,438
35,275,000 2.875%,  5/15/2049 37,934,404
U.S. Treasury Notes
10,000,000 2.000%,  11/30/2022 10,043,750
6,540,000 2.500%,  3/31/2023 6,590,072
5,990,000 0.125%,  4/30/2023 5,884,239
91,010,000 0.125%,  7/31/2023 88,716,975
21,730,000 0.125%,  8/31/2023 21,140,913
23,100,000 0.125%,  10/15/2023 22,388,051
60,650,000 0.750%,  12/31/2023 59,076,891
65,780,000 2.500%,  1/31/2024 66,000,980
12,780,000 2.125%,  7/31/2024 12,689,142
15,100,000 2.250%,  11/15/2024 15,006,215
8,000,000 2.125%,  11/30/2024 7,921,875
3,700,000 1.375%,  1/31/2025 3,586,109
6,000,000 0.250%,  8/31/2025 5,551,406
33,790,000 2.625%,  1/31/2026 33,918,032
3,050,000 0.500%,  2/28/2026 2,819,820
22,580,000 2.500%,  2/28/2026 22,548,247
2,350,000 0.500%,  4/30/2027 2,131,523
4,300,000 0.750%,  1/31/2028 3,900,570
Total 627,342,340
Principal
Amount Long-Term Fixed Income (34.7%) Value
Utilities (0.6%)
AES Corporation
$ 1,069,000 3.950%,  7/15/2030
f
$ 1,059,012
Ameren Illinois Company
720,000 4.500%,  3/15/2049 796,176
American Electric Power
Company, Inc.
619,000 3.875%,  2/15/2062
b
571,858
452,000 2.031%,  3/15/2024 444,172
Appalachian Power Company
560,000 3.300%,  6/1/2027 563,015
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 954,121
Calpine Corporation
635,000 4.500%,  2/15/2028
f
619,430
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 657,492
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 491,361
225,000 4.250%,  11/1/2028 231,344
CMS Energy Corporation
440,000 2.950%,  2/15/2027 426,409
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 786,687
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 908,290
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 402,870
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,113,140
Dominion Energy South Carolina,
Inc.
760,000 5.100%,  6/1/2065 896,384
DTE Electric Company
760,000 3.700%,  3/15/2045 745,134
640,000 3.700%,  6/1/2046 636,025
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 936,453
Duke Energy Corporation
520,000 3.750%,  9/1/2046 490,831
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 775,899
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,064,128
Edison International
950,000 5.750%,  6/15/2027 1,017,963
Exelon Corporation
575,000 4.700%,  4/15/2050 632,369
642,000 4.450%,  4/15/2046 671,220
FirstEnergy Corporation
350,000 3.350%,  7/15/2022 349,562
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 286,784
560,000 5.300%,  7/1/2043 639,730
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
349,196
Mississippi Power Company
800,000 3.950%,  3/30/2028 812,710

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (34.7%) Value
Utilities (0.6%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 1,000,000 3.700%,  3/15/2029 $ 1,022,852
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
593,250
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 765,045
NiSource, Inc.
875,000 3.600%,  5/1/2030 867,737
NRG Energy, Inc.
635,000 3.375%,  2/15/2029
f
564,458
195,000 5.250%,  6/15/2029
f
190,560
Pacific Gas and Electric Company
720,000 4.950%,  7/1/2050 678,168
800,000 3.300%,  12/1/2027 754,681
900,000 4.550%,  7/1/2030 892,985
PG&E Corporation
379,000 5.000%,  7/1/2028 366,341
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 449,290
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 944,997
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,090,543
Southern Company
665,000 3.250%,  7/1/2026 665,062
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 603,543
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 434,841
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 567,700
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
517,790
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 843,536
Vistra Operations Company, LLC
560,000 5.000%,  7/31/2027
f
550,934
Total 33,694,078
Total Long-Term Fixed Income
(cost $1,878,146,698) 1,828,677,106
Shares
Registered Investment
Companies ( 34.3% ) Value
Unaffiliated  (0.9%)
3,691 Invesco QQQ Trust Series 1 1,338,135
23,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
h
2,781,620
15,817 ProShares Ultra S&P 500 1,037,753
4,825 ProShares UltraPro QQQ 280,719
254,100 SPDR Blackstone Senior Loan
ETF
h
11,424,336
84,276 SPDR Bloomberg Short Term High
Yield Bond ETF
h
2,211,402
54,341 SPDR S&P 500 ETF Trust 24,542,569
9,433 SPDR S&P Biotech ETF
h,k
847,838
Shares
Registered Investment
Companies (34.3%) Value
Unaffiliated  (0.9%)- continued
9,651 SPDR S&P Oil & Gas Exploration
ETF
h
$ 1,298,542
Total 45,762,914
Affiliated  (33.4%)
18,759,224 Thrivent Core Emerging Markets
Debt Fund 162,267,284
3,957,482 Thrivent Core Emerging Markets
Equity Fund 38,664,599
3,157,809 Thrivent Core International Equity
Fund 31,925,449
7,579,795 Thrivent Core Low Volatility Equity
Fund 98,688,927
3,624,533 Thrivent Global Stock Portfolio 55,960,975
29,205,520 Thrivent High Yield Portfolio 128,892,723
38,025,522 Thrivent Income Portfolio 376,669,416
18,258,642 Thrivent International Allocation
Portfolio 193,138,085
1,593,778 Thrivent International Index
Portfolio 20,650,585
11,329,957 Thrivent Large Cap Value Portfolio 275,327,017
20,813,578 Thrivent Limited Maturity Bond
Portfolio 201,554,532
3,948,290 Thrivent Mid Cap Stock Portfolio 100,564,914
3,119,242 Thrivent Small Cap Stock Portfolio 77,183,762
Total 1,761,488,268
Total Registered Investment
Companies (cost $1,549,243,481) 1,807,251,182
Shares Common Stock ( 20.4% ) Value
Communications Services (1.6%)
2,021 Alphabet, Inc., Class A
k
5,621,108
12,429 Alphabet, Inc., Class C
k
34,714,073
5,542 AMC Networks, Inc.
h,k
225,171
255,051 AT&T, Inc. 6,026,855
3,224 Cars.com, Inc.
k
46,522
152,675 Comcast Corporation 7,148,244
71,647 Discovery, Inc., Class A
h,k
1,785,443
5,587 Discovery, Inc., Class C
k
139,507
2,008 DISH Network Corporation
k
63,553
976 E.W. Scripps Company
k
20,291
11,368 Electronic Arts, Inc. 1,438,166
8,733 Fox Corporation, Class A 344,517
2,516 Gray Television, Inc. 55,528
1,248 Hemisphere Media Group, Inc.
k
5,703
6,954 Liberty Global plc, Class A
k
177,397
2,646 Lions Gate Entertainment
Corporation, Class B 39,769
52,582 Live Nation Entertainment, Inc.
k
6,185,747
13,499 Lumen Technologies, Inc. 152,134
20,030 Match Group, Inc.
k
2,178,062
5,664 Meta Platforms, Inc.
k
1,259,447
33,578 News Corporation, Class A 743,753
698 News Corporation, Class B 15,719
2,371 Nexstar Broadcasting Group, Inc. 446,886
7,518 Omnicom Group, Inc. 638,128
10,960 QuinStreet, Inc.
k
127,136
1,075 RingCentral, Inc.
k
126,001
3,780 Telephone & Data Systems, Inc. 71,366
148,833 Twitter, Inc.
k
5,758,349
465 United States Cellular Corporation
k
14,057
19,199 Upwork, Inc.
k
446,185
108,600 Verizon Communications, Inc. 5,532,084

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Communications Services (1.6%) - continued
5,598 Walt Disney Company
k
$ 767,822
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,k
106,854
13,306 Zillow Group, Inc.
k
641,748
22,824 ZoomInfo Technologies, Inc.
k
1,363,506
Total 84,426,831
Consumer Discretionary (2.6%)
1,348 Aaron's Company, Inc. 27,068
681 Adient plc
k
27,764
1,288 Adtalem Global Education, Inc.
k
38,266
10,689 Amazon.com, Inc.
k
34,845,606
6,805 American Axle & Manufacturing
Holdings, Inc.
k
52,807
571 America's Car-Mart, Inc.
k
46,000
54,703 Aptiv plc
k
6,548,496
1,144 AutoZone, Inc.
k
2,339,000
6,521 AZEK Company, Inc.
k
161,982
12,075 Bally's Corporation
k
371,185
5,576 Beazer Homes USA, Inc.
k
84,867
1,919 BJ's Restaurants, Inc.
k
54,308
429 Booking Holdings, Inc.
k
1,007,485
1,066 Brunswick Corporation 86,229
2,055 Buckle, Inc. 67,897
5,251 Burlington Stores, Inc.
k
956,575
13,020 Caesars Entertainment, Inc.
k
1,007,227
14,542 Carvana Company
k
1,734,715
3,672 Cedar Fair, LP
k
201,226
7,030 Cheesecake Factory, Inc.
k
279,724
8,290 Chegg, Inc.
k
300,761
10,451 Chewy, Inc.
h,k
426,192
10,506 Chico's FAS, Inc.
k
50,429
3,741 Chipotle Mexican Grill, Inc.
k
5,918,374
4,933 Choice Hotels International, Inc. 699,302
230 Churchill Downs, Inc. 51,009
601 Chuy's Holdings, Inc.
k
16,227
2,014 Cimpress plc
k
128,070
6,832 Clarus Corporation 155,633
5,448 Container Store Group, Inc.
k
44,510
36,299 Cooper-Standard Holdings, Inc.
k
318,342
1,270 Cracker Barrel Old Country Store,
Inc. 150,787
5,366 Culp, Inc. 42,606
17,793 D.R. Horton, Inc. 1,325,756
2,802 Dana, Inc. 49,231
1,844 Darden Restaurants, Inc. 245,160
1,225 Dave & Buster's Entertainment,
Inc.
k
60,147
914 Deckers Outdoor Corporation
k
250,226
2,232 Denny's Corporation
k
31,940
16,147 Designer Brands, Inc.
k
218,146
3 Dollar General Corporation 668
1,707 Dorman Products, Inc.
k
162,216
44,524 Duluth Holdings, Inc.
k
544,529
11,736 Emerald Holding, Inc.
k
39,902
93,112 Everi Holdings, Inc.
k
1,955,352
4,793 Expedia Group, Inc.
k
937,846
11,562 Five Below, Inc.
k
1,831,074
63,715 Ford Motor Company 1,077,421
28,563 Gap, Inc. 402,167
557 Garmin, Ltd. 66,066
39,796 General Motors Company
k
1,740,677
24,843 Gentex Corporation 724,670
1,624 G-III Apparel Group, Ltd.
k
43,929
Shares Common Stock (20.4%) Value
Consumer Discretionary (2.6%) - continued
15,716 Goodyear Tire & Rubber
Company
k
$ 224,582
69 Graham Holdings Company 42,191
3,103 Grand Canyon Education, Inc.
k
301,332
489 Group 1 Automotive, Inc. 82,069
4,739 Groupon, Inc.
h,k
91,131
11,163 Hanesbrands, Inc. 166,217
10,609 Harley-Davidson, Inc. 417,995
11,650 Home Depot, Inc. 3,487,195
7,114 Lear Corporation 1,014,385
12,973 Leggett & Platt, Inc. 451,460
5,058 Lithia Motors, Inc. 1,518,007
22,849 Lowe's Companies, Inc. 4,619,839
362 Lululemon Athletica, Inc.
k
132,213
1,765 M.D.C. Holdings, Inc. 66,788
96,169 Macy's, Inc. 2,342,677
22,168 Magnite, Inc.
k
292,839
43 Marriott Vacations Worldwide
Corporation 6,781
8,382 McDonald's Corporation 2,072,701
3,547 Miller Industries, Inc. 99,884
8,436 Modine Manufacturing Company
k
76,008
5,450 Mohawk Industries, Inc.
k
676,890
332 Murphy USA, Inc. 66,387
11,375 NIKE, Inc. 1,530,620
26,906 Nordstrom, Inc.
h
729,422
13,923 Norwegian Cruise Line Holdings,
Ltd.
h,k
304,635
304 NVR, Inc.
k
1,358,050
7,863 Papa John's International, Inc. 827,817
23,246 Party City Holdco, Inc.
k
83,221
32,024 Penn National Gaming, Inc.
k
1,358,458
6,286 Perdoceo Education Corporation
k
72,163
18,860 Planet Fitness, Inc.
k
1,593,293
11,682 PVH Corporation 894,958
42,298 Qurate Retail, Inc. 201,338
654 RCI Hospitality Holdings, Inc. 40,195
188 RH
k
61,305
30,104 Ross Stores, Inc. 2,723,208
2,474 Ruth's Hospitality Group, Inc. 56,605
4,691 Six Flags Entertainment
Corporation
k
204,059
17,478 Skyline Champion Corporation
k
959,193
2,069 Sleep Number Corporation
k
104,919
26,795 Sony Group Corporation ADR 2,752,114
695 Standard Motor Products, Inc. 29,982
4,750 Stoneridge, Inc.
k
98,610
2,237 Strategic Education, Inc. 148,492
12,142 Tapestry, Inc. 451,075
7,336 Target Corporation 1,556,846
22,909 Taylor Morrison Home Corporation
k
623,583
19,482 Tesla, Inc.
k
20,993,803
1,319 Thor Industries, Inc. 103,805
48,318 ThredUp, Inc.
k
372,049
11,945 Toll Brothers, Inc. 561,654
879 TopBuild Corporation
k
159,442
10,031 TripAdvisor, Inc.
k
272,041
2,711 Tupperware Brands Corporation
k
52,729
2,984 Ulta Beauty, Inc.
k
1,188,288
1,926 Urban Outfitters, Inc.
k
48,362
6,043 Vail Resorts, Inc. 1,572,812
667 Visteon Corporation
k
72,790
272 Williams-Sonoma, Inc. 39,440
4,598 Wingstop, Inc. 539,575
2,919 Wolverine World Wide, Inc. 65,853

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Consumer Discretionary (2.6%) - continued
805 WW International, Inc.
k
$ 8,235
18,921 Wyndham Hotels & Resorts, Inc. 1,602,419
6,534 Xometry, Inc.
h,k
240,125
4,415 Yum! Brands, Inc. 523,310
4,983 Zumiez, Inc.
k
190,400
Total 135,568,656
Consumer Staples (0.8%)
43,050 BJ's Wholesale Club Holdings,
Inc.
k
2,910,610
427 Boston Beer Company, Inc.
k
165,877
3,051 Casey's General Stores, Inc. 604,617
923 Coca-Cola Company 57,226
14,086 Colgate-Palmolive Company 1,068,141
67 Constellation Brands, Inc. 15,431
7,034 Costco Wholesale Corporation 4,050,529
9,555 Darling Ingredients, Inc.
k
768,031
40,416 e.l.f. Beauty, Inc.
k
1,043,945
1,531 Estee Lauder Companies, Inc. 416,922
6,391 Hain Celestial Group, Inc.
k
219,850
1,273 Hershey Company 275,770
3,588 Ingredion, Inc. 312,694
1,311 John B. Sanfilippo & Son, Inc. 109,390
7,564 Kimberly-Clark Corporation 931,582
60,694 Lamb Weston Holdings, Inc. 3,636,178
102 Medifast, Inc. 17,420
3,684 Molson Coors Beverage Company 196,652
25,088 Monster Beverage Corporation
k
2,004,531
706 PepsiCo, Inc. 118,170
3,356 Performance Food Group
Company
k
170,854
48,189 Philip Morris International, Inc. 4,526,875
372 PriceSmart, Inc. 29,340
14,235 Primo Water Corporation 202,849
13,116 Procter & Gamble Company 2,004,125
503 Seneca Foods Corporation
k
25,925
9,520 Sprouts Farmers Markets, Inc.
k
304,450
22,111 Sysco Corporation 1,805,363
27,352 Turning Point Brands, Inc. 930,241
2,972 US Foods Holding Corporation
k
111,836
6,589 Utz Brands, Inc. 97,385
80,664 Walmart, Inc. 12,012,483
Total 41,145,292
Energy (0.7%)
9,874 Antero Midstream Corporation 107,330
32,567 Antero Resources Corporation
k
994,271
3,488 APA Corporation 144,159
10,635 Archrock, Inc. 98,161
62,113 BP plc ADR 1,826,122
1,820 California Resources Corporation 81,409
6,058 ChampionX Corporation
k
148,300
37,289 ConocoPhillips 3,728,900
5,428 Continental Resources, Inc. 332,899
181 Core Laboratories NV 5,725
68,583 Devon Energy Corporation 4,055,313
2,730 Diamondback Energy, Inc. 374,228
815 DT Midstream, Inc. 44,222
2,040 EnLink Midstream, LLC 19,686
109,863 Enterprise Products Partners, LP 2,835,564
14,110 EOG Resources, Inc. 1,682,335
477 EQT Corporation 16,414
3,448 Equitrans Midstream Corporation 29,101
65,177 Exxon Mobil Corporation 5,382,968
85,424 Halliburton Company 3,235,007
Shares Common Stock (20.4%) Value
Energy (0.7%) - continued
5,489 Helix Energy Solutions Group, Inc.
k
$ 26,237
4,241 Helmerich & Payne, Inc. 181,430
8,092 HF Sinclair Corporation
k
322,466
1,504 Liberty Oilfield Services, Inc.
k
22,289
40,700 Marathon Oil Corporation 1,021,977
21,968 Marathon Petroleum Corporation 1,878,264
8,478 Matador Resources Company 449,164
2,807 Newpark Resources, Inc.
k
10,274
10,735 Nine Energy Service, Inc.
k
40,149
28,271 NOV, Inc. 554,394
3,459 Oceaneering International, Inc.
k
52,438
1,336 Par Pacific Holdings, Inc.
k
17,395
6,646 Peabody Energy Corporation
k
163,026
12,855 Pioneer Natural Resources
Company 3,214,136
18,183 ProPetro Holding Corporation
k
253,289
8,817 Ring Energy, Inc.
h,k
33,681
188 RPC, Inc.
k
2,006
56,390 Schlumberger, Ltd. 2,329,471
1,136 Select Energy Services, Inc.
k
9,736
10,307 SM Energy Company 401,458
20,093 Talos Energy, Inc.
k
317,269
3,038 Targa Resources Corporation 229,278
138,640 TechnipFMC plc
k
1,074,460
2,418 VAALCO Energy, Inc. 15,790
858 Valero Energy Corporation 87,121
3,639 World Fuel Services Corporation 98,399
Total 37,947,711
Financials (2.7%)
27,698 Air Lease Corporation 1,236,716
3,526 Ally Financial, Inc. 153,310
8,656 American Equity Investment Life
Holding Company 345,461
45,501 American Express Company 8,508,687
5,356 American Financial Group, Inc. 779,941
9,809 Ameris Bancorp 430,419
20,022 Annaly Capital Management, Inc. 140,955
12,187 Arch Capital Group, Ltd.
k
590,095
905 Argo Group International Holdings,
Ltd. 37,358
6,961 Arthur J. Gallagher & Company 1,215,391
1,457 Assured Guaranty, Ltd. 92,753
129,137 Bank of America Corporation 5,323,027
785 Bank of Marin Bancorp 27,530
3,850 Bank of N.T. Butterfield & Son, Ltd. 138,138
5,326 BankFinancial Corporation 55,177
7,750 BankUnited, Inc. 340,690
7,190 Banner Corporation 420,831
9,191 Berkshire Hathaway, Inc.
k
3,243,596
4,204 BlackRock, Inc. 3,212,571
414 Blackstone Mortgage Trust, Inc. 13,161
9,146 Bridgewater Bancshares, Inc.
k
152,555
21,576 Brighthouse Financial, Inc.
k
1,114,616
2,028 Brown & Brown, Inc. 146,564
9,118 BRP Group, Inc.
k
244,636
8,222 Byline Bancorp, Inc. 219,363
13,820 Capital One Financial Corporation 1,814,428
2,759 Cboe Global Markets, Inc. 315,685
21,639 Central Pacific Financial
Corporation 603,728
137,765 Charles Schwab Corporation 11,614,967
4,351 Chimera Investment Corporation 52,386
17,938 Chubb, Ltd. 3,836,938
4,059 Cincinnati Financial Corporation 551,862

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Financials (2.7%) - continued
59,072 Citigroup, Inc. $ 3,154,445
6,161 CNO Financial Group, Inc. 154,579
10,335 Coinbase Global, Inc.
k
1,962,203
8,160 Columbia Banking System, Inc. 263,323
25,524 Comerica, Inc. 2,308,135
13,501 Community Trust Bancorp, Inc. 556,241
6,893 Customers Bancorp, Inc.
k
359,401
806 Dime Community Bancshares, Inc. 27,863
12,356 Discover Financial Services 1,361,508
16,400 East West Bancorp, Inc. 1,295,928
8,589 Ellington Residential Mortgage
REIT 86,663
3,898 Enova International, Inc.
k
148,007
5,228 Enterprise Financial Services
Corporation 247,337
54,559 Equitable Holdings, Inc. 1,686,419
227 Equity Bancshares, Inc. 7,334
7,228 Essent Group, Ltd. 297,866
57,825 F.N.B. Corporation 719,921
2,453 FactSet Research Systems, Inc. 1,064,970
1,991 Federated Hermes, Inc. 67,813
8,629 Financial Institutions, Inc. 259,992
38,504 First Bancorp 505,172
2,163 First Busey Corporation 54,810
8,456 First Financial Corporation 365,976
1,086 First Mid-Illinois Bancshares, Inc. 41,800
785 First of Long Island Corporation 15,276
7,255 Flushing Financial Corporation 162,149
19,406 Franklin Resources, Inc. 541,816
31,453 Fulton Financial Corporation 522,749
2,191 Glacier Bancorp, Inc. 110,163
3,932 Global Life, Inc. 395,559
2,444 Granite Point Mortgage Trust, Inc. 27,177
13,258 Great Southern Bancorp, Inc. 782,355
12,785 Hamilton Lane, Inc. 988,153
22,139 Hancock Whitney Corporation 1,154,549
34,142 Hanmi Financial Corporation 840,235
6,268 Hanover Insurance Group, Inc. 937,191
17,896 Heartland Financial USA, Inc. 855,966
483 Heritage Financial Corporation 12,104
1,426 HomeStreet, Inc. 67,564
8,933 Hometrust Bancshares, Inc. 263,791
135,375 Hope Bancorp, Inc. 2,176,830
681 Horace Mann Educators
Corporation 28,486
7,528 Horizon Bancorp, Inc. 140,548
1,337 Houlihan Lokey, Inc. 117,389
17,032 Independent Bank Corporation 374,704
97 International Bancshares
Corporation 4,094
49,323 Invesco Mortgage Capital, Inc. 112,456
31,734 Invesco, Ltd. 731,786
37,274 J.P. Morgan Chase & Company 5,081,192
680 Jefferies Financial Group, Inc. 22,338
11,824 Kinsale Capital Group, Inc. 2,696,108
1,655 Ladder Capital Corporation 19,645
3,378 Lakeland Bancorp, Inc. 56,413
5,967 Lincoln National Corporation 390,003
13,735 M&T Bank Corporation 2,328,082
8,458 Marsh & McLennan Companies,
Inc. 1,441,412
2,319 Mercantile Bank Corporation 82,139
43 Merchants Bancorp 1,177
22,023 MetLife, Inc. 1,547,776
49,125 MFA Financial, Inc. 197,974
Shares Common Stock (20.4%) Value
Financials (2.7%) - continued
12,417 Midland States Bancorp, Inc. $ 358,355
19,143 MidWestOne Financial Group, Inc. 633,633
8,055 Moody's Corporation 2,717,838
42,118 Morgan Stanley 3,681,113
2,971 MSCI, Inc. 1,494,056
6,244 Navient Corporation 106,398
133,545 New York Community Bancorp,
Inc. 1,431,602
12,583 New York Mortgage Trust, Inc. 45,928
8,648 NMI Holdings, Inc.
k
178,322
4,541 Northern Trust Corporation 528,799
597 Northfield Bancorp, Inc. 8,573
8,951 OceanFirst Financial Corporation 179,915
4,622 OFG Bancorp 123,130
780 Old Second Bancorp, Inc. 11,318
7,748 OneMain Holdings, Inc. 367,333
598 Peapack-Gladstone Financial
Corporation 20,781
24,147 Popular, Inc. 1,973,776
1,973 Premier Financial Corporation 59,841
941 Primerica, Inc. 128,748
4,566 QCR Holdings, Inc. 258,390
36,806 Radian Group, Inc. 817,461
62,067 Raymond James Financial, Inc. 6,821,784
3,068 Reinsurance Group of America,
Inc. 335,823
7,140 RenaissanceRe Holdings, Ltd. 1,131,761
19,202 S&P Global, Inc. 7,876,276
248 S&T Bancorp, Inc. 7,336
16,004 Seacoast Banking Corporation of
Florida 560,460
11,808 SEI Investments Company 710,960
1,300 Selective Insurance Group, Inc. 116,168
5,642 Signature Bank 1,655,871
8,391 Starwood Property Trust, Inc. 202,810
29,961 State Street Corporation 2,610,202
4,576 Synchrony Financial 159,291
3,821 Synovus Financial Corporation 187,229
1,975 Territorial Bancorp, Inc. 47,400
23,668 Texas Capital Bancshares, Inc.
k
1,356,413
90 Towne Bank 2,695
8,076 TPG RE Finance Trust, Inc. 95,378
11,656 Tradeweb Markets, Inc. 1,024,213
975 TriCo Bancshares 39,029
2,824 Triumph Bancorp, Inc.
k
265,512
43,608 Truist Financial Corporation 2,472,574
10,389 TrustCo Bank Corporation NY 331,721
20,197 Two Harbors Investment
Corporation 111,689
42,037 Umpqua Holdings Corporation 792,818
834 Univest Financial Corporation 22,318
37,885 Unum Group 1,193,756
2,179 Washington Federal, Inc. 71,515
120 Washington Trust Bancorp, Inc. 6,300
80,503 Wells Fargo & Company 3,901,175
28,097 Western Alliance Bancorp 2,326,994
11,569 Western Asset Mortgage Capital
Corporation 19,783
243 Wintrust Financial Corporation 22,582
18,709 Zions Bancorporation NA 1,226,562
4,851 Zurich Insurance Group AG 2,395,909
Total 144,426,207
Health Care (2.5%)
23,618 Abbott Laboratories 2,795,427

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Health Care (2.5%) - continued
25,696 AbbVie, Inc. $ 4,165,579
2,702 AdaptHealth Corporation
k
43,313
12,597 Adaptive Biotechnologies
Corporation
k
174,846
13,309 Agilent Technologies, Inc. 1,761,180
37,065 Agilon Health, Inc.
k
939,598
146 Align Technology, Inc.
k
63,656
4,381 Allogene Therapeutics, Inc.
k
39,911
876 Amedisys, Inc.
k
150,926
16,149 Amgen, Inc. 3,905,151
15,077 Anthem, Inc. 7,406,124
4,708 Argenx SE ADR
k
1,484,480
7,879 Ascendis Pharma AS ADR
k
924,679
37,373 AstraZeneca plc ADR 2,479,325
3,714 Avanos Medical, Inc.
k
124,419
40,262 Avantor, Inc.
k
1,361,661
20,172 Axonics, Inc.
k
1,262,767
18,126 Baxter International, Inc. 1,405,490
7,256 Becton, Dickinson and Company 1,930,096
7,899 Biogen, Inc.
k
1,663,529
524 Biohaven Pharmaceutical Holding
Company, Ltd.
k
62,131
8,031 BioLife Solutions, Inc.
k
182,545
242 Bio-Rad Laboratories, Inc.
k
136,302
3,595 Bio-Techne Corporation 1,556,779
965 Boston Scientific Corporation
k
42,740
1,412 Bristol-Myers Squibb Company 103,118
37,417 Centene Corporation
k
3,150,137
3,272 Charles River Laboratories
International, Inc.
k
929,150
778 Chemed Corporation 394,096
11,481 Cigna Holding Company 2,750,962
3,011 Cooper Companies, Inc. 1,257,364
12,846 Covetrus, Inc.
k
215,684
17,659 CVS Health Corporation 1,787,267
19,156 Danaher Corporation 5,619,029
1,126 Dentsply Sirona, Inc. 55,422
3,504 DexCom, Inc.
k
1,792,646
2,413 Editas Medicine, Inc.
k
45,895
38,002 Edwards Lifesciences Corporation
k
4,473,595
4,063 Elanco Animal Health, Inc.
k
106,004
2,742 Encompass Health Corporation 194,984
900 Exact Sciences Corporation
k
62,928
1,608 Generation Bio Company
k
11,803
33,686 Gilead Sciences, Inc. 2,002,633
29,633 GlaxoSmithKline plc ADR 1,290,813
2,288 Global Blood Therapeutics, Inc.
k
79,256
922 Globus Medical, Inc.
k
68,025
13,149 Guardant Health, Inc.
k
870,990
15,599 Halozyme Therapeutics, Inc.
k
622,088
11,089 HCA Healthcare, Inc. 2,779,125
2,576 HealthEquity, Inc.
k
173,725
1,435 Henry Schein, Inc.
k
125,118
20,316 Hologic, Inc.
k
1,560,675
1,609 ICU Medical, Inc.
k
358,228
19,755 Immunocore Holdings plc ADR
k
590,675
7,428 Inari Medical, Inc.
k
673,274
7,116 Inotiv, Inc.
k
186,297
4,591 Inspire Medical Systems, Inc.
k
1,178,464
6,272 Insulet Corporation
k
1,670,798
640 Integer Holdings Corporation
k
51,565
1,168 Integra LifeSciences Holdings
Corporation
k
75,056
17,722 Intuitive Surgical, Inc.
k
5,346,373
3,413 Invitae Corporation
k
27,202
Shares Common Stock (20.4%) Value
Health Care (2.5%) - continued
7,171 Ionis Pharmaceuticals, Inc.
k
$ 265,614
2,068 IQVIA Holding, Inc.
k
478,142
44,657 Johnson & Johnson 7,914,560
656 Kymera Therapeutics, Inc.
k
27,762
1,166 Laboratory Corporation of America
Holdings
k
307,428
37,551 Lantheus Holdings, Inc.
k
2,076,946
1,342 Masimo Corporation
k
195,315
48,331 Medtronic plc 5,362,324
60,348 Merck & Company, Inc. 4,951,553
509 Molina Healthcare, Inc.
k
169,797
31,647 MultiPlan Corporation
k
148,108
5,757 Natera, Inc.
k
234,195
3,298 National HealthCare Corporation 231,619
32,167 Novo Nordisk AS ADR 3,572,145
4,210 NuVasive, Inc.
k
238,707
12,708 Omnicell, Inc.
k
1,645,559
1,096 Orthofix Medical, Inc.
k
35,839
615 Pennant Group, Inc.
k
11,457
17,189 Phreesia, Inc.
k
453,102
8,112 Premier, Inc. 288,706
23,990 Progyny, Inc.
k
1,233,086
10,605 Repligen Corporation
k
1,994,694
675 Sage Therapeutics, Inc.
k
22,343
6,625 Sarepta Therapeutics, Inc.
k
517,545
6,066 Signify Health, Inc.
k
110,098
16,486 Silk Road Medical, Inc.
k
680,707
598 STAAR Surgical Company
k
47,786
14,113 Stryker Corporation 3,773,111
8,071 Syneos Health, Inc.
k
653,347
21,275 Teladoc Health, Inc.
k
1,534,566
4,362 Teleflex, Inc. 1,547,768
8,936 Thermo Fisher Scientific, Inc. 5,278,048
7,870 Travere Therapeutics, Inc.
k
202,810
4,009 Turning Point Therapeutics, Inc.
k
107,642
548 U.S. Physical Therapy, Inc. 54,499
2,192 uniQure NV
k
39,609
394 Vaxcyte, Inc.
k
9,515
242 Veeva Systems, Inc.
k
51,415
3,279 Veracyte, Inc.
k
90,402
16,913 Viemed Healthcare, Inc.
k
84,227
13,136 Vor BioPharma, Inc.
k
79,341
3,550 VYNE Therapeutics, Inc.
k
2,308
488 Waters Corporation
k
151,470
13,460 Zimmer Biomet Holdings, Inc. 1,721,534
35,597 Zoetis, Inc. 6,713,238
Total 134,053,105
Industrials (2.5%)
20,886 3M Company 3,109,508
3,391 A.O. Smith Corporation 216,651
2,620 ACCO Brands Corporation 20,960
774 Advanced Drainage Systems, Inc. 91,959
6,831 AECOM 524,689
646 Allegion plc 70,918
16,942 Altra Industrial Motion Corporation 659,552
24,099 AMETEK, Inc. 3,209,505
1,291 Armstrong World Industries, Inc. 116,203
21,369 ASGN, Inc.
k
2,493,976
8,383 AZZ, Inc. 404,396
9,795 Badger Infrastructure Solutions,
Ltd. 246,491
17,755 Carlisle Companies, Inc. 4,366,310
1,111 Caterpillar, Inc. 247,553
11,222 CBIZ, Inc.
k
470,987

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Industrials (2.5%) - continued
18,523 Chart Industries, Inc.
k
$ 3,181,696
527 Columbus McKinnon Corporation 22,345
678 Covenant Logistics Group, Inc. 14,597
24,844 Crane Company 2,690,108
3,902 CSW Industrials, Inc. 458,836
107,977 CSX Corporation 4,043,739
1,080 Cummins, Inc. 221,519
11,020 Curtiss-Wright Corporation 1,654,763
1,785 Deere & Company 741,596
60,311 Delta Air Lines, Inc.
k
2,386,506
1,765 Donaldson Company, Inc. 91,656
123 Douglas Dynamics, Inc. 4,255
3,340 Dover Corporation 524,046
57,152 Driven Brands Holdings, Inc.
k
1,501,955
5,053 Dun & Bradstreet Holdings, Inc.
k
88,529
6,253 EMCOR Group, Inc. 704,275
15,668 Emerson Electric Company 1,536,247
12,923 Fastenal Company 767,626
49,754 First Advantage Corporation
k
1,004,533
5,765 Flowserve Corporation 206,964
5,248 Forrester Research, Inc.
k
296,092
9,207 Forward Air Corporation 900,260
1,658 GATX Corporation 204,481
3,802 Generac Holdings, Inc.
k
1,130,183
12,478 General Dynamics Corporation 3,009,444
556 Gibraltar Industries, Inc.
k
23,880
672 Gorman-Rupp Company 24,111
1,107 GrafTech International, Ltd. 10,649
1,532 Greenbrier Companies, Inc. 78,913
1,614 Helios Technologies, Inc. 129,524
12,830 Honeywell International, Inc. 2,496,461
58,188 Howmet Aerospace, Inc. 2,091,277
7,104 Hubbell, Inc. 1,305,502
354 ICF International, Inc. 33,326
15,505 IDEX Corporation 2,972,774
5,088 Illinois Tool Works, Inc. 1,065,427
1,592 ITT Corporation 119,734
252 JB Hunt Transport Services, Inc. 50,599
840 JetBlue Airways Corporation
k
12,558
34,793 Johnson Controls International plc 2,281,377
3,230 Kennametal, Inc. 92,410
11,058 L3Harris Technologies, Inc. 2,747,581
10,546 Landstar System, Inc. 1,590,653
1,013 Lennox International, Inc. 261,212
19,156 Lincoln Electric Holdings, Inc. 2,639,888
4,719 Linde plc 1,507,390
6,976 Lockheed Martin Corporation 3,079,206
1,491 Manitowoc Company, Inc.
k
22,484
8,598 ManpowerGroup, Inc. 807,524
1,596 Masonite International Corporation
k
141,948
6,930 Mercury Systems, Inc.
k
446,639
2,078 Meritor, Inc.
k
73,914
17,356 Middleby Corporation
k
2,845,343
5,934 MSC Industrial Direct Company,
Inc. 505,636
7,125 NAPCO Security Technologies,
Inc.
k
146,205
153 National Presto Industries, Inc. 11,773
851 Nordson Corporation 193,245
14,980 Norfolk Southern Corporation 4,272,596
5,810 nVent Electric plc 202,072
3,111 Old Dominion Freight Line, Inc. 929,193
10,333 Parker-Hannifin Corporation 2,932,092
2,450 Proto Labs, Inc.
k
129,605
2,021 Quad/Graphics, Inc.
k
14,026
Shares Common Stock (20.4%) Value
Industrials (2.5%) - continued
1,160 Quanta Services, Inc. $ 152,668
38,658 Ranpak Holdings Corporation
k
789,783
22,568 Raytheon Technologies
Corporation 2,235,812
5,041 RBC Bearings, Inc.
k
977,349
28,568 Regal Rexnord Corporation 4,250,347
18,989 Rush Enterprises, Inc. 966,730
6,533 Ryder System, Inc. 518,263
2,228 Saia, Inc.
k
543,231
4,572 SkyWest, Inc.
k
131,902
1,246 Snap-On, Inc. 256,028
2,052 Southwest Airlines Company
k
93,982
11,241 Standex International Corporation 1,123,201
42,716 Summit Materials, Inc.
k
1,326,759
45,599 Sun Country Airlines Holdings,
Inc.
k
1,193,782
990 Sunrun, Inc.
k
30,066
2,598 Technip Energies NV ADR
k
31,462
5,985 Teledyne Technologies, Inc.
k
2,828,691
2,192 Tennant Company 172,730
17 Tetra Tech, Inc. 2,804
957 Thermon Group Holdings, Inc.
k
15,503
5,070 Timken Company 307,749
450 Toro Company 38,471
2,384 Trane Technologies plc 364,037
17,735 TransUnion 1,832,735
9,227 Trex Company, Inc.
k
602,800
7,994 TriMas Corporation 256,527
12,220 Tutor Perini Corporation
k
131,976
173,568 Uber Technologies, Inc.
k
6,192,906
486 UniFirst Corporation 89,560
19,693 Union Pacific Corporation 5,380,325
19,924 United Parcel Service, Inc. 4,272,901
9,938 United Rentals, Inc.
k
3,530,077
2,150 Univar, Inc.
k
69,101
3,382 Valmont Industries, Inc. 806,945
10,395 Verisk Analytics, Inc. 2,231,079
19,987 Vicor Corporation
k
1,410,083
9,466 Vontier Corporation 240,342
2,008 Watsco, Inc. 611,717
351 Watts Water Technologies, Inc. 48,996
4,258 Werner Enterprises, Inc. 174,578
1,477 WESCO International, Inc.
k
192,217
77,522 WillScot Mobile Mini Holdings
Corporation
k
3,033,436
1,239 Woodward, Inc. 154,764
1,989 Xylem, Inc. 169,582
1,602 Yellow Corporation
k
11,230
Total 131,719,883
Information Technology (5.1%)
6,829 Accenture plc 2,302,944
2,694 ACI Worldwide, Inc.
k
84,834
20,220 Adobe, Inc.
k
9,212,636
1,246 Advanced Energy Industries, Inc. 107,256
3,951 Agilysys, Inc.
k
157,566
25,692 Alignment Healthcare, Inc.
k
288,521
13,785 Allegro MicroSystems, Inc.
k
391,494
7,904 Alliance Data Systems Corporation 443,810
31,717 Amphenol Corporation 2,389,876
1,009 Anaplan, Inc.
k
65,635
312 ANSYS, Inc.
k
99,107
252,585 Apple, Inc. 44,103,867
17,989 AppLovin Corporation
k
990,654
7,815 Arista Networks, Inc.
k
1,086,129

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Information Technology (5.1%) - continued
2,369 Arrow Electronics, Inc.
k
$ 281,034
5,313 Autodesk, Inc.
k
1,138,842
10,390 Avalara, Inc.
k
1,033,909
1,918 Avaya Holdings Corporation
k
24,301
1,109 Axcelis Technologies, Inc.
k
83,763
2,056 Benchmark Electronics, Inc. 51,482
5,424 BigCommerce Holdings, Inc.
k
118,840
7,943 Bill.com Holdings, Inc.
k
1,801,393
79,962 Block, Inc.
k
10,842,847
4,802 Broadcom, Inc. 3,023,723
815 CACI International, Inc.
k
245,527
19,904 Calix, Inc.
k
854,081
3,912 CDK Global, Inc. 190,436
2,571 CDW Corporation 459,926
4,106 Ciena Corporation
k
248,947
113,756 Cisco Systems, Inc. 6,343,035
35,383 Cognex Corporation 2,729,798
14,355 CommScope Holding Company,
Inc.
k
113,117
2,622 Computer Services, Inc. 129,789
36 Concentrix Corporation 5,996
6,951 Coupa Software, Inc.
k
706,430
503 CTS Corporation 17,776
7,268 Descartes Systems Group, Inc.
k
532,454
5,010 Digital Turbine, Inc.
k
219,488
949 Diodes, Inc.
k
82,554
1,536 DocuSign, Inc.
k
164,536
19,105 Dolby Laboratories, Inc. 1,494,393
3,382 Dropbox, Inc.
k
78,631
10,752 DXC Technology Company
k
350,838
3,528 Endava plc ADR
k
469,330
1,765 EPAM Systems, Inc.
k
523,517
4,618 ePlus, Inc.
k
258,885
3,452 Euronet Worldwide, Inc.
k
449,278
845 F5, Inc.
k
176,563
384 Fair Isaac Corporation
k
179,121
30,875 Fidelity National Information
Services, Inc. 3,100,468
19,664 Five9, Inc.
k
2,170,906
5,975 FLEETCOR Technologies, Inc.
k
1,488,134
127 Genpact, Ltd. 5,526
12,559 Gilat Satellite Networks, Ltd.
k
110,645
8,656 Global Payments, Inc. 1,184,487
20,410 Hewlett Packard Enterprise
Company 341,051
1,894 HubSpot, Inc.
k
899,536
528 I3 Verticals, Inc.
k
14,710
2,860 IPG Photonics Corporation
k
313,914
8,495 Jack Henry & Associates, Inc. 1,673,940
67 Keysight Technologies, Inc.
k
10,584
3,767 KLA-Tencor Corporation 1,378,948
7,387 Knowles Corporation
k
159,042
4,792 Lam Research Corporation 2,576,227
28,937 Lattice Semiconductor
Corporation
k
1,763,710
573 Littelfuse, Inc. 142,912
10,826 LivePerson, Inc.
k
264,371
17,924 LiveRamp Holding, Inc.
k
670,178
1,705 Manhattan Associates, Inc.
k
236,501
8,384 Mastercard, Inc. 2,996,274
1,674 MAXIMUS, Inc. 125,466
384 MaxLinear, Inc.
k
22,406
27,293 Microchip Technology, Inc. 2,050,796
169,582 Microsoft Corporation 52,283,826
4,687 MKS Instruments, Inc. 703,050
Shares Common Stock (20.4%) Value
Information Technology (5.1%) - continued
333 Model N, Inc.
k
$ 8,958
6,243 Monolithic Power Systems, Inc. 3,032,100
4,033 National Instruments Corporation 163,699
2,050 NetApp, Inc. 170,150
1,172 NETGEAR, Inc.
k
28,925
432 NICE, Ltd. ADR
k
94,608
3,906 Nova, Ltd.
k
425,285
71,351 NVIDIA Corporation 19,468,834
6,173 Okta, Inc.
k
931,876
3,445 Palo Alto Networks, Inc.
k
2,144,547
4,187 Paycom Software, Inc.
k
1,450,293
17,715 Paymentus Holdings, Inc.
h,k
373,432
62,525 PayPal Holdings, Inc.
k
7,231,016
107 Progress Software Corporation 5,039
11,131 PTC, Inc.
k
1,199,031
9,167 Qorvo, Inc.
k
1,137,625
62,250 QUALCOMM, Inc. 9,513,045
41,200 Salesforce.com, Inc.
k
8,747,584
62,176 Samsung Electronics Company,
Ltd. 3,557,896
2,140 ScanSource, Inc.
k
74,451
11,749 Semtech Corporation
k
814,676
14,316 ServiceNow, Inc.
k
7,972,437
43,715 Sierra Wireless, Inc.
k
788,619
2,314 SiTime Corporation
k
573,455
23,492 Skyworks Solutions, Inc. 3,131,014
7,643 Sonos, Inc.
k
215,685
36,304 Sprout Social, Inc.
k
2,908,676
15,270 STMicroelectronics NV ADR 659,969
3,601 Synopsys, Inc.
k
1,200,105
5,581 TD SYNNEX Corporation 576,015
2,927 TE Connectivity, Ltd. 383,378
129,386 Telefonaktiebolaget LM Ericsson
ADR 1,182,588
42,689 Texas Instruments, Inc. 7,832,578
1,546 Trimble, Inc.
k
111,528
2,385 TTEC Holdings, Inc. 196,810
25,063 TTM Technologies, Inc.
k
371,434
4,943 Universal Display Corporation 825,234
826 Upland Software, Inc.
k
14,546
1,161 VeriSign, Inc.
k
258,276
596 Vertex, Inc.
k
9,143
1,908 Western Union Company 35,756
4,302 WEX, Inc.
k
767,692
13,048 Workiva, Inc.
k
1,539,664
14,020 Xerox Holdings Corporation 282,783
Total 266,246,972
Materials (0.6%)
1,310 AdvanSix, Inc. 66,928
730 Alpha Metallurgical Resources,
Inc.
k
96,331
14,516 AptarGroup, Inc. 1,705,630
4,002 Ashland Global Holdings, Inc. 393,837
2,689 Avery Dennison Corporation 467,805
76,940 Axalta Coating Systems, Ltd.
k
1,891,185
53 Balchem Corporation 7,245
1,353 Ball Corporation 121,770
559 Cabot Corporation 38,241
6,245 Carpenter Technology Corporation 262,165
1,480 Celanese Corporation 211,448
30,422 CF Industries Holdings, Inc. 3,135,291
7,525 Chemours Company 236,887
8,038 Cleveland-Cliffs, Inc.
k
258,904

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Materials (0.6%) - continued
10,660 Compass Minerals International,
Inc. $ 669,341
13,708 Crown Holdings, Inc. 1,714,734
26,314 Eastman Chemical Company 2,948,747
3,112 FMC Corporation 409,446
12,372 Graphic Packaging Holding
Company 247,935
10,798 Huntsman Corporation 405,033
6,276 Ingevity Corporation
k
402,103
5,517 Innospec, Inc. 510,598
21,659 Ivanhoe Mines, Ltd.
k
202,011
6,592 Kaiser Aluminum Corporation 620,703
298 Koppers Holdings, Inc. 8,201
17,032 LyondellBasell Industries NV 1,751,230
2,739 Martin Marietta Materials, Inc. 1,054,214
66 Materion Corporation 5,659
2,819 Minerals Technologies, Inc. 186,477
5,275 Myers Industries, Inc. 113,940
2,856 Neenah, Inc. 113,269
5 NewMarket Corporation 1,622
21,242 Nucor Corporation 3,157,623
10,641 O-I Glass, Inc.
k
140,248
4,533 Olin Corporation 236,985
924 PPG Industries, Inc. 121,109
6,648 Quaker Chemical Corporation 1,148,841
1,479 Rayonier Advanced Materials, Inc.
k
9,717
2,714 Reliance Steel & Aluminum
Company 497,612
14,054 RPM International, Inc. 1,144,558
3,535 Ryerson Holding Corporation 123,796
813 Schweitzer-Mauduit International,
Inc. 22,357
4,720 Sensient Technologies Corporation 396,244
14,778 Sherwin-Williams Company 3,688,884
1,658 Sonoco Products Company 103,724
5,992 Steel Dynamics, Inc. 499,913
3,946 SunCoke Energy, Inc. 35,159
5,775 Trinseo plc 276,738
1,984 Tronox Holdings plc 39,263
3,030 UFP Technologies, Inc.
k
200,495
1,474 United States Lime & Minerals, Inc. 171,043
12,947 United States Steel Corporation 488,620
6,335 Westlake Corporation 781,739
1,499 Worthington Industries, Inc. 77,064
Total 33,620,662
Real Estate (0.8%)
80,483 AGNC Investment Corporation 1,054,327
16,902 Agree Realty Corporation 1,121,617
788 Alexandria Real Estate Equities,
Inc. 158,585
29,389 American Campus Communities,
Inc. 1,644,902
1,024 Apartment Income REIT
Corporation 54,743
5,867 AvalonBay Communities, Inc. 1,457,187
1,686 Breaemar Hotels & Resorts, Inc. 10,420
10,476 Camden Property Trust 1,741,111
1,357 CareTrust REIT, Inc. 26,190
27,387 CBRE Group, Inc.
k
2,506,458
329 Community Healthcare Trust, Inc. 13,887
35,118 CubeSmart 1,827,190
29,316 Cushman and Wakefield plc
k
601,271
733 Digital Realty Trust, Inc. 103,939
2,233 Duke Realty Corporation 129,648
Shares Common Stock (20.4%) Value
Real Estate (0.8%) - continued
2,029 EastGroup Properties, Inc. $ 412,455
18,677 EPR Properties 1,021,819
28,568 Essential Properties Realty Trust,
Inc. 722,770
855 Essex Property Trust, Inc. 295,385
1,824 Extra Space Storage, Inc. 375,014
726 Federal Realty Investment Trust 88,623
15,623 First Industrial Realty Trust, Inc. 967,220
3,547 FirstService Corporation 513,889
6,367 Four Corners Property Trust, Inc. 172,164
703 Getty Realty Corporation 20,120
2,884 Gladstone Commercial
Corporation 63,506
2,938 Gladstone Land Corporation 107,002
1,750 Healthcare Realty Trust, Inc. 48,090
687 Highwoods Properties, Inc. 31,423
99,585 Host Hotels & Resorts, Inc. 1,934,937
7,459 Independence Realty Trust, Inc. 197,216
2,655 Industrial Logistics Properties Trust 60,189
2,091 Innovative Industrial Properties,
Inc. 429,491
1,158 Jones Lang LaSalle, Inc.
k
277,295
10,373 Kilroy Realty Corporation 792,705
4,692 Life Storage, Inc. 658,898
4,188 Medical Properties Trust, Inc. 88,534
53,660 MGIC Investment Corporation 727,093
14,412 National Retail Properties, Inc. 647,675
96,735 National Storage Affiliates Trust 6,071,089
39,940 Necessity Retail REIT, Inc. 315,925
3,408 NetSTREIT Corporation 76,476
44,464 New Residential Investment
Corporation 488,215
5,402 NexPoint Residential Trust, Inc. 487,855
2,022 One Liberty Properties, Inc. 62,257
329 Orion Office REIT, Inc. 4,606
27,012 Pebblebrook Hotel Trust 661,254
499 PS Business Parks, Inc. 83,872
10,559 Public Storage, Inc. 4,120,967
2,127 Rayonier, Inc. REIT 87,462
714 RE/MAX Holdings, Inc. 19,799
3,296 Realty Income Corporation 228,413
32,558 Rexford Industrial Realty, Inc. 2,428,501
10,062 Sabra Health Care REIT, Inc. 149,823
3,345 SBA Communications Corporation 1,151,015
71,231 Service Properties Trust 628,970
9,323 Spirit Realty Capital, Inc. 429,044
10,527 STAG Industrial, Inc. 435,291
15,860 UDR, Inc. 909,888
5,531 UMH Properties, Inc. 136,007
Total 42,081,717
Utilities (0.5%)
3,049 Alliant Energy Corporation 190,502
267 American States Water Company 23,768
3,290 Artesian Resources Corporation 159,729
1,403 Avista Corporation 63,345
3,786 CenterPoint Energy, Inc. 116,003
491 Consolidated Edison, Inc. 46,488
2,909 Consolidated Water Company,
Ltd. 32,174
27,643 Constellation Energy Corporation 1,554,919
22,157 Duke Energy Corporation 2,474,051
23,124 Entergy Corporation 2,699,727
514 Essential Utilities, Inc. 26,281
52,201 Exelon Corporation 2,486,334

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.4%) Value
Utilities (0.5%) - continued
149,278 NiSource, Inc. $ 4,747,040
7,309 NorthWestern Corporation 442,121
3,584 Pinnacle West Capital Corporation 279,910
2,431 Portland General Electric
Company 134,070
47,675 Sempra Energy 8,015,121
10,487 Spire, Inc. 752,547
13,146 UGI Corporation 476,148
Total 24,720,278
Total Common Stock
(cost $760,410,526) 1,075,957,314
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
27,776,012 Thrivent Cash Management Trust 27,776,012
Total Collateral Held for
Securities Loaned
(cost $27,776,012) 27,776,012
Shares or
Principal
Amount Short-Term Investments ( 17.4% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.134%, 4/6/2022
l,m
799,981
1,000,000 0.127%, 4/18/2022
l,m
999,920
900,000 0.190%, 4/27/2022
l,m
899,890
1,100,000 0.229%, 5/4/2022
l,m
1,099,577
500,000 0.320%, 5/11/2022
l,m
499,767
1,300,000 0.248%, 5/17/2022
l,m
1,299,304
1,000,000 0.377%, 5/18/2022
l,m
999,453
4,700,000 0.315%, 5/24/2022
l,m
4,697,101
10,800,000 0.380%, 6/3/2022
l,m
10,788,324
1,100,000 0.300%, 6/8/2022
l,m
1,098,717
1,200,000 0.135%, 6/17/2022
l,m
1,198,415
700,000 0.589%, 7/19/2022
l,m
698,397
Thrivent Core Short-Term Reserve
Fund
87,886,213 0.660% 878,862,129
U.S. Treasury Bills
8,500,000 0.122%, 4/14/2022
l,n
8,499,566
4,000,000 0.295%, 5/5/2022
l,n
3,999,443
3,500,000 0.360%, 5/19/2022
l,o
3,498,837
Total Short-Term Investments
(cost $919,766,566) 919,938,821
Total Investments (cost
$5,255,012,350) 109.5% $5,778,099,239
Other Assets and Liabilities, Net
(9.5%) (503,689,577)
Total Net Assets 100.0% $5,274,409,662
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $321,312,993 or 6.1% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2022, $9,944,176 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,843,770
Common Stock 21,100,227
Total lending $26,943,997
Gross amount payable upon return of
collateral for securities loaned $27,776,012
Net amounts due to counterparty $832,015
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,899,353 – 3,731,879 2,167,474
Capital Goods 26,590,009 – 23,805,582 2,784,427
Communications Services 17,262,367 – 16,382,590 879,777
Consumer Cyclical 17,670,080 – 15,822,768 1,847,312
Consumer Non-Cyclical 19,341,449 – 17,135,595 2,205,854
Energy 2,597,484 – 2,347,831 249,653
Financials 5,723,268 – 5,049,833 673,435
Technology 13,365,646 – 13,365,646 –
Transportation 6,300,061 – 6,300,061 –
Utilities 3,749,087 – 3,749,087 –
Long-Term Fixed Income
Asset-Backed Securities 84,642,957 – 84,642,957 –
Basic Materials 17,172,708 – 17,172,708 –
Capital Goods 31,883,511 – 31,883,511 –
Collateralized Mortgage Obligations 78,015,688 – 78,015,688 –
Commercial Mortgage-Backed Securities 34,296,936 – 34,296,936 –
Communications Services 50,303,666 – 50,303,666 –
Consumer Cyclical 60,086,937 – 60,086,937 –
Consumer Non-Cyclical 64,632,286 – 64,632,286 –
Energy 45,445,298 – 45,445,298 –
Financials 143,798,882 – 143,798,882 –
Mortgage-Backed Securities 513,102,869 – 513,102,869 –
Technology 31,364,912 – 31,364,912 –
Transportation 12,894,038 – 12,894,038 –
U.S. Government & Agencies 627,342,340 – 627,342,340 –
Utilities 33,694,078 – 33,694,078 –
Registered Investment Companies
Unaffiliated 45,762,914 45,762,914 – –
Affiliated 1,429,942,009 1,429,942,009 – –
Common Stock
Communications Services 84,426,831 84,319,977 – 106,854
Consumer Discretionary 135,568,656 135,568,656 – –
Consumer Staples 41,145,292 41,145,292 – –
Energy 37,947,711 37,947,711 – –
Financials 144,426,207 142,030,298 2,395,909 –
Health Care 134,053,105 134,053,105 – –
Industrials 131,719,883 131,473,392 246,491 –
Information Technology 266,246,972 262,689,076 3,557,896 –
Materials 33,620,662 33,418,651 202,011 –
Real Estate 42,081,717 42,081,717 – –
Utilities 24,720,278 24,720,278 – –
Short-Term Investments 41,076,692 – 41,076,692 –
Subtotal Investments in Securities $4,539,914,839 $2,545,153,076 $1,983,846,977 $10,914,786
Other Investments  * Total
Affiliated Short-Term Investments 878,862,129
Affiliated Registered Investment Companies 331,546,259
Collateral Held for Securities Loaned 27,776,012
Subtotal Other Investments $1,238,184,400
Total Investments at Value $5,778,099,239

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 27,069,533 27,069,533 – –
Total Asset Derivatives $27,069,533 $27,069,533 $– $–
Liability Derivatives
Futures Contracts 8,266,877 8,266,877 – –
Credit Default Swaps 15,806 – 15,806 –
Total Liability Derivatives $8,282,683 $8,266,877 $15,806 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $25,686,346 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 31 June 2022 $ 3,925,217 ( $ 116,092)
CBOT 2-Yr. U.S. Treasury Note 34 June 2022 7,306,120 (100,776)
CBOT 5-Yr. U.S. Treasury Note 50 June 2022 5,888,828 (154,453)
CBOT U.S. Long Bond 561 June 2022 86,825,353 (2,640,290)
CME E-mini Russell 2000 Index 17 June 2022 1,705,894 50,546
CME E-mini S&P 500 Index 1,312 June 2022 278,738,480 18,478,720
CME E-mini S&P Mid-Cap 400 Index 8 June 2022 2,067,745 83,615
CME Ultra Long Term U.S. Treasury Bond 294 June 2022 54,179,664 (2,104,914)
ICE mini MSCI EAFE Index 705 June 2022 71,334,057 4,256,043
Ultra 10-Yr. U.S. Treasury Note 171 June 2022 23,955,246 (790,090)
Total Futures Long Contracts $ 535,926,604 $ 16,962,309
CBOT 10-Yr. U.S. Treasury Note (432) June 2022 ( $ 54,599,361) $ 1,517,361
CBOT 2-Yr. U.S. Treasury Note (733) June 2022 (157,254,881) 1,916,143
CBOT 5-Yr. U.S. Treasury Note (270) June 2022 (31,732,730) 767,105
CME E-mini Russell 2000 Index (516) June 2022 (51,778,799) (1,534,321)
CME E-mini S&P Mid-Cap 400 Index (149) June 2022 (39,924,512) (144,568)
ICE US mini MSCI Emerging Markets Index (234) June 2022 (12,486,977) (681,373)
Total Futures Short Contracts ( $ 347,777,260) $1,840,347
Total Futures Contracts $ 188,149,344 $18,802,656

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of March 31, 2022. Investments totaling
$2,139,289 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 9,880,000) $ – ( $ 15,806) ( $ 15,806)
Total Credit Default Swaps $– ($15,806) ($15,806)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $185,775 $2,148 $7,705 $162,267 18,759 3.1%
Core Emerging Markets Equity 42,187 – – 38,665 3,957 0.7
Core International Equity 34,420 – – 31,925 3,158 0.6
Core Low Volatility Equity 101,342 – – 98,689 7,580 1.9
Global Stock 59,415 – – 55,961 3,625 1.0
High Yield 137,337 1,532 3,000 128,893 29,206 2.5
Income 421,004 2,979 14,600 376,669 38,026 7.1
International Allocation 208,537 – – 193,138 18,259 3.7
International Index 22,176 – – 20,651 1,594 0.4
Large Cap Value 273,628 – – 275,327 11,330 5.2
Limited Maturity Bond 227,267 854 20,234 201,555 20,814 3.8
Mid Cap Stock 131,327 – 22,000 100,565 3,948 1.9
Small Cap Stock 78,416 – – 77,184 3,119 1.5
Total Affiliated Registered Investment
Companies 1,922,831 1,761,489 33.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 910,265 402,037 433,440 878,862 87,886 16.6
Total Affiliated Short-Term Investments 910,265 878,862 16.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 27,935 218,086 218,245 27,776 27,776 0.5
Total Collateral Held for Securities Loaned 27,935 27,776 0.5
Total Value $2,861,031 $2,668,127

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(637) $(17,314) $ – $2,148
Core Emerging Markets Equity – (3,522) – –
Core International Equity – (2,495) – –
Core Low Volatility Equity – (2,653) – –
Global Stock – (3,454) – –
High Yield (231) (6,745) – 1,530
Income 188 (32,902) – 2,979
International Allocation – (15,399) – –
International Index – (1,525) – –
Large Cap Value – 1,699 – –
Limited Maturity Bond 20 (6,352) – 854
Mid Cap Stock 7,237 (15,999) – –
Small Cap Stock – (1,232) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 714
Total Income/Non Income Cash from Affiliated
Investments $8,225
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 41
Total Affiliated Income from Securities Loaned, Net $41
Total Value $6,577 $(107,893) $ –

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 60.6% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 100,000 5.500%,  12/15/2027
a
$ 103,508
Chemours Company
52,000 5.750%,  11/15/2028
a
50,524
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 37,952
40,000 4.625%,  3/1/2029
a
39,452
50,000 4.875%,  3/1/2031
a
49,437
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
98,050
First Quantum Minerals, Ltd.
89,000 6.875%,  10/15/2027
a
93,228
Freeport-McMoRan, Inc.
92,000 4.125%,  3/1/2028 91,905
31,000 4.250%,  3/1/2030 31,207
Hecla Mining Company
20,000 7.250%,  2/15/2028 20,953
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
38,867
Ingevity Corporation
69,000 3.875%,  11/1/2028
a
62,364
Mercer International, Inc.
40,000 5.125%,  2/1/2029 38,600
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,882
50,000 4.750%,  1/30/2030
a
48,543
15,000 3.875%,  8/15/2031
a
13,720
OCI NV
30,000 4.625%,  10/15/2025
a
30,225
Olin Corporation
83,000 5.125%,  9/15/2027 82,733
10,000 5.625%,  8/1/2029 10,125
SCIL USA Holdings, LLC
48,000 5.375%,  11/1/2026
a
44,160
SPCM SA
40,000 3.375%,  3/15/2030
a
35,116
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
44,310
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
38,101
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
33,442
United States Steel Corporation
107,000 6.875%,  3/1/2029
b
111,280
Total 1,271,684
Capital Goods (3.5%)
AECOM
110,000 5.125%,  3/15/2027 112,500
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
65,162
10,000 4.625%,  5/15/2030
a
9,477
Ardagh Packaging Finance plc
40,000 5.250%,  8/15/2027
a
36,975
Bombardier, Inc.
27,000 7.125%,  6/15/2026
a
26,460
40,000 7.875%,  4/15/2027
a
39,165
65,000 6.000%,  2/15/2028
a
60,921
Brand Industrial Services, Inc.
32,000 8.500%,  7/15/2025
a
29,763
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
19,672
Principal
Amount Long-Term Fixed Income (60.6%) Value
Capital Goods (3.5%) - continued
Chart Industries, Inc., Convertible
$ 6,000 1.000%,  11/15/2024
a
$ 17,655
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a,c
8,090
15,000 8.750%,  4/15/2030
a,c
14,119
Coinbase Global, Inc.
22,000 3.375%,  10/1/2028
a
19,435
Cornerstone Building Brands, Inc.
55,000 6.125%,  1/15/2029
a
51,043
Covanta Holding Corporation
65,000 5.000%,  9/1/2030 61,587
Covert Mergeco, Inc.
17,000 4.875%,  12/1/2029
a
16,230
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
29,842
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 45,138
General Electric Company
180,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
d,e
172,575
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
62,560
45,000 3.500%,  9/1/2028
a
42,248
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
102,187
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
44,100
Howmet Aerospace, Inc.
2,000 6.875%,  5/1/2025 2,172
37,000 3.000%,  1/15/2029 33,786
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
a
28,875
20,000 4.875%,  12/15/2027
a
19,150
KBR, Inc., Convertible
26,000 2.500%,  11/1/2023 56,420
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
29,881
57,000 7.250%,  4/15/2025
a
56,493
Meritor, Inc.
30,000 4.500%,  12/15/2028
a
30,076
MIWD Holdco II, LLC
59,000 5.500%,  2/1/2030
a
55,091
Nesco Holdings II, Inc.
25,000 5.500%,  4/15/2029
a
24,562
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
79,795
OI European Group BV
80,000 4.750%,  2/15/2030
a
74,336
Owens-Brockway Glass Container,
Inc.
35,000 5.875%,  8/15/2023
a
35,757
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
32,158
Patrick Industries, Inc., Convertible
9,000 1.000%,  2/1/2023 8,942
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
38,232
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
98,626

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Capital Goods (3.5%) - continued
Standard Industries, Inc.
$ 90,000 4.375%,  7/15/2030
a
$ 82,436
Sunpower Corporation,
Convertible
7,000 4.000%,  1/15/2023 7,928
Titan Acquisition, Ltd.
20,000 7.750%,  4/15/2026
a
19,874
TransDigm, Inc.
30,000 6.250%,  3/15/2026
a
30,799
175,000 5.500%,  11/15/2027 173,688
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,515
57,000 4.875%,  1/15/2028 57,900
20,000 4.000%,  7/15/2030 19,127
Vertiv Group Corporation
16,000 4.125%,  11/15/2028
a
14,602
Victors Merger Corporation
25,000 6.375%,  5/15/2029
a
20,465
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,176
WESCO Distribution, Inc.
95,000 7.250%,  6/15/2028
a
100,903
Total 2,348,669
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
18,279
3.753%,  11/19/2035, Ser.
2005-AR6, Class 1A1
d
18,241
Residential Accredit Loans, Inc.
Trust
49,372
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 45,925
Total 64,166
Communications Services (4.8%)
Altice France SA
20,000 5.500%,  1/15/2028
a
18,534
30,000 5.125%,  7/15/2029
a
26,887
187,000 5.500%,  10/15/2029
a
167,791
Cable One, Inc., Convertible
34,000 1.125%,  3/15/2028 30,396
CCO Holdings, LLC
27,000 5.500%,  5/1/2026
a
27,379
10,000 5.125%,  5/1/2027
a
10,015
34,000 4.750%,  3/1/2030
a
32,648
85,000 4.500%,  8/15/2030
a
79,755
122,000 4.750%,  2/1/2032
a
113,611
45,000 4.250%,  1/15/2034
a
39,082
Cengage Learning, Inc.
55,000 9.500%,  6/15/2024
a
54,862
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
a
85,445
Consolidated Communications,
Inc.
47,000 5.000%,  10/1/2028
a
40,448
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
98,997
56,000 4.125%,  12/1/2030
a
49,104
Cumulus Media New Holdings,
Inc.
40,000 6.750%,  7/1/2026
a,b
40,010
Principal
Amount Long-Term Fixed Income (60.6%) Value
Communications Services (4.8%) - continued
DIRECTV Holdings, LLC
$ 54,000 5.875%,  8/15/2027
a
$ 53,122
DISH DBS Corporation
16,000 5.250%,  12/1/2026
a
15,240
17,000 7.375%,  7/1/2028 16,108
63,000 5.750%,  12/1/2028
a
59,614
Entercom Media Corporation
63,000 6.500%,  5/1/2027
a
59,110
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
47,678
GCI, LLC
70,000 4.750%,  10/15/2028
a
68,338
Gray Escrow II, Inc.
114,000 5.375%,  11/15/2031
a
109,009
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
37,150
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 20,732
iHeartCommunications, Inc.
40,000 4.750%,  1/15/2028
a
38,200
Iliad Holding SASU
30,000 6.500%,  10/15/2026
a
30,081
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
36,983
Level 3 Financing, Inc.
113,000 4.625%,  9/15/2027
a
106,370
35,000 4.250%,  7/1/2028
a
32,130
Lions Gate Capital Holdings, LLC
21,000 5.500%,  4/15/2029
a
20,239
Nexstar Escrow Corporation
72,000 5.625%,  7/15/2027
a
72,878
Paramount Global
200,000 6.375%,  3/30/2062
d
201,900
Radiate Holdco, LLC
25,000 6.500%,  9/15/2028
a
23,641
Rogers Communications, Inc.
200,000 5.250%,  3/15/2082
a,d
195,915
Scripps Escrow II, Inc.
50,000 5.375%,  1/15/2031
a
47,875
Scripps Escrow, Inc.
30,000 5.875%,  7/15/2027
a
30,023
Sinclair Television Group, Inc.
93,000 5.500%,  3/1/2030
a
80,488
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
a
79,800
20,000 4.000%,  7/15/2028
a
19,000
30,000 4.125%,  7/1/2030
a
28,085
Sprint Capital Corporation
101,000 6.875%,  11/15/2028 117,028
64,000 8.750%,  3/15/2032 86,208
Sprint Corporation
92,000 7.625%,  2/15/2025 100,280
TEGNA, Inc.
69,000 4.625%,  3/15/2028 68,636
Telesat Canada
20,000 4.875%,  6/1/2027
a
14,571
10,000 6.500%,  10/15/2027
a
4,895
Terrier Media Buyer, Inc.
30,000 8.875%,  12/15/2027
a
30,525

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Communications Services (4.8%) - continued
T-Mobile USA, Inc.
$ 75,000 2.875%,  2/15/2031 $ 67,570
United States Cellular Corporation
35,000 6.700%,  12/15/2033 38,478
Uniti Fiber Holdings, Inc.,
Convertible
8,000 4.000%,  6/15/2024
a
10,698
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
9,438
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
24,000
Vodafone Group plc
64,000 7.000%,  4/4/2079
d
70,670
VTR Finance NV
30,000 6.375%,  7/15/2028
a
29,063
VZ Secured Financing BV
71,000 5.000%,  1/15/2032
a
66,385
Zayo Group Holdings, Inc.
26,000 4.000%,  3/1/2027
a
23,926
Total 3,207,044
Consumer Cyclical (6.4%)
1011778 B.C., ULC
100,000 4.375%,  1/15/2028
a
96,000
Allen Media, LLC
38,000 10.500%,  2/15/2028
a
37,441
Allied Universal Finance
Corporation
40,000 4.625%,  6/1/2028
a
37,388
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
20,237
70,000 4.625%,  6/1/2028
a
66,143
32,000 6.000%,  6/1/2029
a
28,229
Allison Transmission, Inc.
52,000 4.750%,  10/1/2027
a
51,155
20,000 3.750%,  1/30/2031
a
18,143
American Axle & Manufacturing,
Inc.
95,000 6.500%,  4/1/2027 93,933
Arko Corporation
27,000 5.125%,  11/15/2029
a
24,570
Ashton Woods USA, LLC
25,000 4.625%,  8/1/2029
a
22,046
BellRing Brands, Inc.
62,000 7.000%,  3/15/2030
a
63,317
Bloomin' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 14,108
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
38,550
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
28,800
Brookfield Property REIT, Inc.
30,000 5.750%,  5/15/2026
a
29,728
Brookfield Residential Properties,
Inc.
90,000 6.250%,  9/15/2027
a
88,116
50,000 5.000%,  6/15/2029
a
45,400
Burlington Stores, Inc., Convertible
23,000 2.250%,  4/15/2025 26,263
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
61,946
40,000 8.125%,  7/1/2027
a
42,858
76,000 4.625%,  10/15/2029
a
71,060
Principal
Amount Long-Term Fixed Income (60.6%) Value
Consumer Cyclical (6.4%) - continued
Carnival Corporation
$ 42,000 10.500%,  2/1/2026
a
$ 46,700
107,000 7.625%,  3/1/2026
a
107,699
40,000 5.750%,  3/1/2027
a
38,147
27,000 6.000%,  5/1/2029
a
25,443
Cedar Fair, LP
20,000 5.375%,  4/15/2027 19,800
95,000 5.250%,  7/15/2029 93,577
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
19,400
Cinemark USA, Inc.
59,000 5.875%,  3/15/2026
a
57,230
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
15,563
Cushman & Wakefield US
Borrower, LLC
27,000 6.750%,  5/15/2028
a
28,215
Dana, Inc.
45,000 5.625%,  6/15/2028 45,472
Dick's Sporting Goods, Inc.,
Convertible
7,000 3.250%,  4/15/2025 21,783
Empire Communities Corporation
70,000 7.000%,  12/15/2025
a
69,160
Expedia Group, Inc., Convertible
18,000 Zero Coupon,  2/15/2026
b
21,893
Ford Motor Company
25,000 3.250%,  2/12/2032 22,328
Ford Motor Company, Convertible
56,000 Zero Coupon,  3/15/2026 66,192
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 104,684
131,000 2.300%,  2/10/2025 124,347
60,000 4.134%,  8/4/2025 59,932
89,000 2.700%,  8/10/2026 82,771
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
34,503
Gap, Inc.
12,000 3.625%,  10/1/2029
a
10,692
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
d,e
41,908
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029
a
27,947
15,000 5.250%,  7/15/2031
a
13,871
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
12,244
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
36,206
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
40,560
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 36,917
Hilton Grand Vacations Borrower
Escrow, LLC
85,000 5.000%,  6/1/2029
a
81,115
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 50,337
International Game Technology plc
72,000 5.250%,  1/15/2029
a
71,820
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
28,139

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Consumer Cyclical (6.4%) - continued
KB Home
$ 35,000 4.800%,  11/15/2029 $ 33,784
L Brands, Inc.
109,000 6.625%,  10/1/2030
a
114,450
10,000 6.875%,  11/1/2035 10,300
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
64,838
Magic MergerCo, Inc.
37,000 5.250%,  5/1/2028
a
33,970
Mattamy Group Corporation
90,000 5.250%,  12/15/2027
a
88,838
MGM Resorts International
15,000 6.000%,  3/15/2023 15,341
105,000 5.500%,  4/15/2027 106,050
NCL Corporation, Ltd.
22,000 5.875%,  2/15/2027
a
21,670
Penn National Gaming, Inc.
35,000 4.125%,  7/1/2029
a
31,332
PetSmart, Inc.
60,000 4.750%,  2/15/2028
a
57,984
62,000 7.750%,  2/15/2029
a
64,015
Prime Security Services Borrower,
LLC
147,000 5.750%,  4/15/2026
a
149,966
Real Hero Merger Sub 2, Inc.
30,000 6.250%,  2/1/2029
a
27,334
Realogy Group, LLC
50,000 5.750%,  1/15/2029
a
47,125
Rite Aid Corporation
27,000 7.500%,  7/1/2025
a
25,182
Royal Caribbean Cruises, Ltd.
72,000 9.125%,  6/15/2023
a
74,970
102,000 4.250%,  7/1/2026
a
94,879
13,000 5.375%,  7/15/2027
a
12,490
30,000 5.500%,  4/1/2028
a
28,599
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
64,945
25,000 6.625%,  3/1/2030
a
24,645
SeaWorld Parks and
Entertainment, Inc.
22,000 5.250%,  8/15/2029
a
20,982
Service Properties Trust
58,000 7.500%,  9/15/2025 60,845
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
a
31,313
Staples, Inc.
44,000 7.500%,  4/15/2026
a
42,729
46,000 10.750%,  4/15/2027
a
40,940
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
29,270
Tenneco, Inc.
80,000 5.000%,  7/15/2026 78,700
Travel + Leisure Company
35,000 6.625%,  7/31/2026
a
36,488
TripAdvisor, Inc., Convertible
6,000 0.250%,  4/1/2026
a
5,064
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a,b
31,018
Vail Resorts, Inc., Convertible
9,000 Zero Coupon,  1/1/2026 8,716
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
37,800
Principal
Amount Long-Term Fixed Income (60.6%) Value
Consumer Cyclical (6.4%) - continued
Wyndham Hotels & Resorts, Inc.
$ 20,000 4.375%,  8/15/2028
a
$ 19,250
Yum! Brands, Inc.
59,000 4.750%,  1/15/2030
a
57,857
ZF North America Capital, Inc.
30,000 4.750%,  4/29/2025
a
30,105
Total 4,285,810
Consumer Non-Cyclical (4.7%)
Albertson's Companies, Inc.
57,000 3.500%,  3/15/2029
a
51,441
Bausch Health Companies, Inc.
178,000 5.000%,  1/30/2028
a
146,595
89,000 5.000%,  2/15/2029
a
69,331
Centene Corporation
55,000 4.250%,  12/15/2027 55,206
75,000 4.625%,  12/15/2029 75,607
90,000 3.000%,  10/15/2030 82,662
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 45,125
Community Health Systems, Inc.
25,000 5.625%,  3/15/2027
a
25,461
55,000 6.000%,  1/15/2029
a
55,575
100,000 6.875%,  4/15/2029
a
98,250
Coty, Inc.
58,000 5.000%,  4/15/2026
a
56,478
DaVita, Inc.
95,000 4.625%,  6/1/2030
a
88,711
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
29,850
Embecta Corporation
18,000 6.750%,  2/15/2030
a
18,045
Encompass Health Corporation
95,000 4.500%,  2/1/2028 93,100
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a
17,550
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
9,083
35,000 4.375%,  3/31/2029
a
30,642
HCA, Inc.
251,000 5.375%,  2/1/2025 261,166
HFC Prestige Products, Inc.
53,000 4.750%,  1/15/2029
a
49,455
HLF Financing SARL, LLC
110,000 4.875%,  6/1/2029
a
96,489
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,586
Jazz Investments I, Ltd.,
Convertible
35,000 2.000%,  6/15/2026 42,435
JBS USA, LLC
104,000 6.500%,  4/15/2029
a
110,240
Kraft Foods Group, Inc.
14,000 5.000%,  6/4/2042 14,953
Kraft Heinz Foods Company
168,000 3.750%,  4/1/2030 167,279
Mattel, Inc.
80,000 3.375%,  4/1/2026
a
78,327
Molina Healthcare, Inc.
85,000 4.375%,  6/15/2028
a
84,118
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
a
52,725

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Consumer Non-Cyclical (4.7%) - continued
$ 93,000 5.250%,  10/1/2029
a
$ 86,459
Ortho-Clinical Diagnostics, Inc.
30,000 7.250%,  2/1/2028
a
30,900
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a
40,131
Par Pharmaceutical, Inc.
80,000 7.500%,  4/1/2027
a
74,652
Pilgrim's Pride Corporation
35,000 3.500%,  3/1/2032
a
30,554
Post Holdings, Inc.
17,000 5.500%,  12/15/2029
a
16,357
39,000 4.500%,  9/15/2031
a
34,554
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,d,e
40,950
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 46,875
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
95,000
Simmons Foods, Inc.
92,000 4.625%,  3/1/2029
a
86,250
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
32,925
10,000 5.500%,  7/15/2030
a
9,600
Syneos Health, Inc.
85,000 3.625%,  1/15/2029
a
78,519
Teleflex, Inc.
88,000 4.250%,  6/1/2028
a
85,690
Tenet Healthcare Corporation
10,000 4.625%,  7/15/2024 10,043
125,000 5.125%,  11/1/2027
a
125,588
68,000 6.125%,  10/1/2028
a
69,105
Teva Pharmaceutical Finance
Netherlands III BV
47,000 3.150%,  10/1/2026 42,553
TreeHouse Foods, Inc.
21,000 4.000%,  9/1/2028 17,781
United Natural Foods, Inc.
21,000 6.750%,  10/15/2028
a
21,525
Valeant Pharmaceuticals
International, Inc.
35,000 8.500%,  1/31/2027
a
34,904
Winnebago Industries, Inc.,
Convertible
15,000 1.500%,  4/1/2025 16,358
Total 3,136,758
Energy (5.4%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
a
58,211
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
56,179
BP Capital Markets plc
280,000 4.875%,  3/22/2030
d,e
280,700
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 39,090
Callon Petroleum Company
36,000 8.250%,  7/15/2025 36,360
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 35,175
15,000 3.250%,  1/31/2032
a
13,639
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 20,067
Principal
Amount Long-Term Fixed Income (60.6%) Value
Energy (5.4%) - continued
Chesapeake Energy Corporation
$ 37,000 6.750%,  4/15/2029
a
$ 39,188
CNX Resources Corporation
37,000 6.000%,  1/15/2029
a
37,370
CNX Resources Corporation,
Convertible
24,000 2.250%,  5/1/2026 41,556
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
17,537
25,000 5.875%,  1/15/2030
a
24,632
CQP Holdco, LP
34,000 5.500%,  6/15/2031
a
33,402
DT Midstream, Inc.
75,000 4.125%,  6/15/2029
a
71,910
10,000 4.375%,  6/15/2031
a
9,575
Enbridge, Inc.
137,000 6.250%,  3/1/2078
d
141,820
48,000 5.750%,  7/15/2080
d
49,680
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
31,012
Energy Transfer, LP
115,000 6.750%,  5/15/2025
d,e
111,837
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 50,000
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
d
67,099
EQT Corporation
10,000 3.125%,  5/15/2026
a
9,713
76,000 3.900%,  10/1/2027 75,780
EQT Corporation, Convertible
23,000 1.750%,  5/1/2026 54,510
Ferrellgas, LP
32,000 5.375%,  4/1/2026
a
30,216
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,863
20,000 8.000%,  1/15/2027 20,574
Harvest Midstream, LP
81,000 7.500%,  9/1/2028
a
82,732
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
35,908
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
a
70,042
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
43,415
Laredo Petroleum, Inc.
102,000 7.750%,  7/31/2029
a
102,642
MPLX, LP
107,000 6.875%,  2/15/2023
d,e
104,860
Murphy Oil Corporation
42,000 5.875%,  12/1/2027 42,735
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
80,000
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
70,000 7.500%,  2/1/2026
a
68,858
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,150
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 45,844
Oasis Petroleum, Inc.
35,000 6.375%,  6/1/2026
a
35,875

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Energy (5.4%) - continued
Occidental Petroleum Corporation
$ 60,000 8.500%,  7/15/2027 $ 71,023
20,000 6.450%,  9/15/2036 23,494
PBF Holding Company, LLC
20,000 9.250%,  5/15/2025
a
20,604
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 16,622
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
d,e
50,880
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
42,630
Range Resources Corporation
55,000 4.750%,  2/15/2030
a
54,625
SM Energy Company
44,000 6.625%,  1/15/2027 45,107
15,000 6.500%,  7/15/2028 15,479
Southwestern Energy Company
20,000 5.375%,  2/1/2029 20,250
45,000 5.375%,  3/15/2030 45,729
21,000 4.750%,  2/1/2032 20,974
Summit Midstream Holdings, LLC
39,000 8.500%,  10/15/2026
a
37,188
Sunoco, LP
40,000 6.000%,  4/15/2027 40,750
5,000 5.875%,  3/15/2028 5,050
29,000 4.500%,  4/30/2030
a
26,717
Tallgrass Energy Finance
Corporation
82,000 5.500%,  1/15/2028
a
79,335
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
25,375
TransCanada Trust
125,000 5.600%,  3/7/2082
d
126,371
115,000 5.625%,  5/20/2075
d
115,035
160,000 5.300%,  3/15/2077
d
157,600
Transocean Proteus, Ltd.
10,000 6.250%,  12/1/2024
a
9,925
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
38,203
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 50,450
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
75,826
20,000 4.125%,  8/15/2031
a
19,623
W&T Offshore, Inc.
16,000 9.750%,  11/1/2023
a
15,920
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
44,675
Western Midstream Operating, LP
96,000 3.950%,  6/1/2025 96,585
10,000 5.500%,  8/15/2048 9,875
Total 3,600,676
Financials (18.1%)
Air Lease Corporation
174,000 4.650%,  6/15/2026
d,e
156,165
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,d,e
105,225
Alliant Holdings Intermediate, LLC
22,000 6.750%,  10/15/2027
a
21,735
Principal
Amount Long-Term Fixed Income (60.6%) Value
Financials (18.1%) - continued
Ally Financial, Inc.
$ 50,000 5.750%,  11/20/2025 $ 52,580
253,000 4.700%,  5/15/2026
d,e
238,151
95,000 4.700%,  5/15/2028
d,e
86,450
Altice Financing SA
15,000 5.750%,  8/15/2029
a
13,636
American Express Company
85,000 3.550%,  9/15/2026
d,e
77,460
American Finance Trust, Inc.
32,000 4.500%,  9/30/2028
a
28,804
AmWINS Group, Inc.
25,000 4.875%,  6/30/2029
a
24,000
Ares Capital Corporation,
Convertible
12,000 4.625%,  3/1/2024 13,549
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
d,e
63,809
Banco Santander SA
115,000 4.750%,  11/12/2026
d,e
106,030
Bank of America Corporation
284,000 6.250%,  9/5/2024
d,e
293,571
82,000 6.100%,  3/17/2025
d,e
85,531
40,000 6.300%,  3/10/2026
d,e
42,538
200,000 4.375%,  1/27/2027
d,e
187,960
184,000 5.875%,  3/15/2028
d,e
185,803
Bank of New York Mellon
Corporation
150,000 4.700%,  9/20/2025
d,e
153,600
Bank of Nova Scotia
212,000 4.900%,  6/4/2025
d,e
212,000
Barclays plc
100,000 8.000%,  6/15/2024
d,e
105,650
75,000 4.375%,  3/15/2028
d,e
66,056
BNP Paribas SA
105,000 6.625%,  3/25/2024
a,d,e
108,465
CANPACK SA
90,000 3.125%,  11/1/2025
a
82,575
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
d,e
33,484
Cascades USA, Inc.
30,000 5.125%,  1/15/2026
a
29,906
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
d,e
181,280
128,000 4.000%,  6/1/2026
d,e
122,560
160,000 5.000%,  6/1/2027
d,e
159,408
125,000 4.000%,  12/1/2030
d,e
112,265
Chobani, LLC
31,000 7.500%,  4/15/2025
a
29,971
56,000 4.625%,  11/15/2028
a
51,660
Citigroup, Inc.
82,000 5.950%,  1/30/2023
d,e
82,869
68,000 5.000%,  9/12/2024
d,e
67,320
144,000 5.950%,  5/15/2025
d,e
146,779
145,000 4.000%,  12/10/2025
d,e
139,200
225,000 3.875%,  2/18/2026
d,e
212,062
107,000 4.150%,  11/15/2026
d,e
100,246
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
d,e
73,400
Coinbase Global, Inc.
22,000 3.625%,  10/1/2031
a
18,755
Coinbase Global, Inc., Convertible
48,000 0.500%,  6/1/2026
a
44,688

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Financials (18.1%) - continued
Comerica, Inc.
$ 20,000 5.625%,  7/1/2025
d,e
$ 20,750
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
a
52,187
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,d,e
49,800
40,000 8.125%,  12/23/2025
a,d,e
44,477
200,000 4.750%,  3/23/2029
a,d,e
181,486
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
a,d,e
57,890
40,000 7.250%,  9/12/2025
a,d,e
40,450
Dai-ichi Life Insurance Company,
Ltd.
230,000 5.100%,  10/28/2024
a,b,d,e
237,158
Deutsche Bank AG
225,000 6.000%,  10/30/2025
d,e
219,375
Drawbridge Special Opportunities
Fund, LP
95,000 3.875%,  2/15/2026
a
91,947
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,900
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
d,e
89,407
Fortress Transportation and
Infrastructure Investors, LLC
20,000 6.500%,  10/1/2025
a
19,850
31,000 9.750%,  8/1/2027
a
32,388
20,000 5.500%,  5/1/2028
a
18,183
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 28,582
Genworth Mortgage Holdings, Inc.
28,000 6.500%,  8/15/2025
a
28,886
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
a
73,598
Goldman Sachs Group, Inc.
215,000 5.500%,  8/10/2024
d,e
219,365
115,000 4.400%,  2/10/2025
d,e
109,250
130,000 3.650%,  8/10/2026
d,e
118,950
105,000 4.125%,  11/10/2026
d,e
98,464
Hartford Financial Services Group,
Inc.
100,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
a,d
88,300
HSBC Holdings plc
55,000 6.375%,  3/30/2025
d,e
56,907
66,000 6.500%,  3/23/2028
d,e
67,155
85,000 4.600%,  12/17/2030
d,e
75,862
115,000 6.500%,  9/15/2037 140,031
HUB International, Ltd.
20,000 7.000%,  5/1/2026
a
20,231
28,000 5.625%,  12/1/2029
a
26,740
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
d,e
102,960
Icahn Enterprises, LP
78,000 4.750%,  9/15/2024 78,355
30,000 6.375%,  12/15/2025 30,225
72,000 5.250%,  5/15/2027 70,663
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
64,269
iStar, Inc.
80,000 4.250%,  8/1/2025 78,700
Principal
Amount Long-Term Fixed Income (60.6%) Value
Financials (18.1%) - continued
iStar, Inc., Convertible
$ 14,000 3.125%,  9/15/2022 $ 23,772
J.P. Morgan Chase & Company
140,000
3.534%,  (LIBOR 3M +
3.320%), 7/1/2022
d,e
139,475
105,000 5.150%,  5/1/2023
d,e
105,525
40,000 6.000%,  8/1/2023
d,e
40,500
40,000 6.750%,  2/1/2024
d,e
41,742
368,000 5.000%,  8/1/2024
d,e
366,776
100,000 4.600%,  2/1/2025
d,e
96,375
85,000 3.650%,  6/1/2026
d,e
79,475
100,000
1.506%,  (LIBOR 3M +
1.000%), 5/15/2047
d
86,000
Jefferies Finance, LLC
57,000 5.000%,  8/15/2028
a
54,576
KKR Real Estate Finance Trust,
Inc., Convertible
5,000 6.125%,  5/15/2023 5,175
Lincoln National Corporation
100,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
d
82,530
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
d,e
41,999
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
28,469
M&T Bank Corporation
100,000 3.500%,  9/1/2026
d,e
89,873
MetLife, Inc.
140,000 3.850%,  9/15/2025
d,e
138,068
152,000 5.875%,  3/15/2028
d,e
152,169
MGM Growth Properties Operating
Partnership, LP
17,000 4.625%,  6/15/2025
a
17,127
55,000 4.500%,  9/1/2026 55,275
MPT Operating Partnership, LP
40,000 4.625%,  8/1/2029 39,600
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
37,651
NatWest Group plc
95,000 4.600%,  6/28/2031
d,e
83,600
Navient Corporation
37,000 5.500%,  1/25/2023 37,463
24,000 6.750%,  6/25/2025 24,656
10,000 5.000%,  3/15/2027 9,525
Nippon Life Insurance Company
160,000 2.900%,  9/16/2051
a,d
144,843
172,000 5.100%,  10/16/2044
a,d
176,945
172,000 3.400%,  1/23/2050
a,d
162,970
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 84,122
35,000 7.125%,  3/15/2026 37,411
15,000 3.500%,  1/15/2027 13,875
20,000 6.625%,  1/15/2028 20,950
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
14,062
Pebblebrook Hotel Trust,
Convertible
17,000 1.750%,  12/15/2026 19,490
PennyMac Financial Services, Inc.
35,000 4.250%,  2/15/2029
a
30,030
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
38,745

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Financials (18.1%) - continued
PNC Financial Services Group,
Inc.
$ 95,000 3.400%,  9/15/2026
d,e
$ 85,547
PRA Group, Inc.
27,000 7.375%,  9/1/2025
a
28,137
Provident Financing Trust I
25,000 7.405%,  3/15/2038 29,312
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
d
252,725
138,000 5.625%,  6/15/2043
d
138,863
126,000 5.200%,  3/15/2044
d
125,689
20,000 3.700%,  10/1/2050
d
18,328
Radian Group, Inc.
37,000 4.875%,  3/15/2027 37,185
Regions Financial Corporation
80,000 5.750%,  6/15/2025
d,e
83,300
Rocket Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
27,416
Service Properties Trust
46,000 4.650%,  3/15/2024 44,277
30,000 4.750%,  10/1/2026 27,450
9,000 4.950%,  2/15/2027 8,317
20,000 5.500%,  12/15/2027 19,290
Societe Generale SA
40,000 8.000%,  9/29/2025
a,d,e
43,206
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,d,e
108,281
Starwood Property Trust, Inc.,
Convertible
11,000 4.375%,  4/1/2023 11,234
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,d
168,210
Summit Hotel Properties, Inc.,
Convertible
8,000 1.500%,  2/15/2026 8,368
SVB Financial Group
130,000 4.000%,  5/15/2026
d,e
120,250
160,000 4.250%,  11/15/2026
d,e
148,000
Truist Financial Corporation
160,000 4.950%,  9/1/2025
d,e
163,840
90,000 5.100%,  3/1/2030
d,e
91,260
U.S. Bancorp
120,000 3.700%,  1/15/2027
d,e
108,600
UBS Group AG
200,000 4.875%,  2/12/2027
a,d,e
192,940
United Wholesale Mortgage, LLC
40,000 5.500%,  4/15/2029
a
35,641
USB Realty Corporation
133,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
a,d,e
110,723
VICI Properties, LP
60,000 4.250%,  12/1/2026
a
59,748
10,000 3.750%,  2/15/2027
a
9,725
35,000 4.625%,  12/1/2029
a
34,913
Wells Fargo & Company
212,000 3.900%,  3/15/2026
d,e
203,213
30,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
d
29,108
Total 12,052,872
Principal
Amount Long-Term Fixed Income (60.6%) Value
Technology (2.2%)
Akamai Technologies, Inc.,
Convertible
$ 21,000 0.125%,  5/1/2025 $ 27,594
14,000 0.375%,  9/1/2027 16,093
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
43,594
Block, Inc., Convertible
4,000 0.500%,  5/15/2023 7,250
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
28,413
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
63,236
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
28,125
85,000 3.750%,  10/1/2030
a
79,794
InterDigital, Inc., Convertible
5,000 2.000%,  6/1/2024 5,119
Iron Mountain, Inc.
15,000 5.000%,  7/15/2028
a
14,623
37,000 4.875%,  9/15/2029
a
35,219
60,000 5.250%,  7/15/2030
a
58,800
48,000 4.500%,  2/15/2031
a
44,328
Lumentum Holdings, Inc.,
Convertible
17,000 0.250%,  3/15/2024 28,092
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 27,877
Minerva Merger Sub, Inc.
50,000 6.500%,  2/15/2030
a
48,506
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
38,847
NCR Corporation
119,000 6.125%,  9/1/2029
a
119,298
Nielsen Finance, LLC
10,000 4.500%,  7/15/2029
a
9,975
NortonLifeLock, Inc., Convertible
22,000 2.000%,  8/15/2022 28,985
Open Text Corporation
85,000 4.125%,  2/15/2030
a
80,597
Progress Software Corporation,
Convertible
3,000 1.000%,  4/15/2026
a
2,982
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,888
35,000 4.000%,  2/15/2028
a
34,099
Qorvo, Inc.
35,000 3.375%,  4/1/2031
a
31,827
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
56,397
Sabre GLBL, Inc., Convertible
5,000 4.000%,  4/15/2025 8,203
Seagate HDD Cayman
69,000 3.125%,  7/15/2029 61,928
107,000 3.375%,  7/15/2031 95,135
Sensata Technologies, Inc.
100,000 3.750%,  2/15/2031
a
92,500
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
9,725
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
124,932

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (60.6%) Value
Technology (2.2%) - continued
Switch, Ltd.
$ 45,000 3.750%,  9/15/2028
a
$ 43,639
Teradyne, Inc., Convertible
2,000 1.250%,  12/15/2023 7,431
Verint Systems, Inc., Convertible
7,000 0.250%,  4/15/2026
a
7,299
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
30,030
Viavi Solutions, Inc., Convertible
2,000 1.000%,  3/1/2024 2,594
Vishay Intertechnology, Inc.,
Convertible
14,000 2.250%,  6/15/2025 13,948
Ziff Davis, Inc., Convertible
30,000 1.750%,  11/1/2026
a
33,825
Total 1,500,747
Transportation (1.2%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
d
57,600
Air Canada
10,000 3.875%,  8/15/2026
a
9,437
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 11,850
American Airlines, Inc.
92,000 11.750%,  7/15/2025
a
107,409
128,000 5.500%,  4/20/2026
a
128,960
Avis Budget Car Rental, LLC
40,000 5.375%,  3/1/2029
a,b
39,409
Delta Air Lines, Inc.
23,000 7.000%,  5/1/2025
a
24,636
9,000 7.375%,  1/15/2026 9,774
Greenbrier Companies, Inc.,
Convertible
9,000 2.875%,  4/15/2028
a
10,392
Hawaiian Brand Intellectual
Property, Ltd.
20,000 5.750%,  1/20/2026
a
20,011
Hertz Corporation
28,000 4.625%,  12/1/2026
a
26,147
33,000 5.000%,  12/1/2029
a
29,865
JetBlue Airways Corporation,
Convertible
20,000 0.500%,  4/1/2026
a
18,609
Meritor, Inc., Convertible
23,000 3.250%,  10/15/2037 25,199
NCL Corporation, Ltd.
68,000 3.625%,  12/15/2024
a
64,090
Southwest Airlines Company,
Convertible
24,000 1.250%,  5/1/2025 32,568
United Airlines, Inc.
83,000 4.375%,  4/15/2026
a
81,645
35,000 4.625%,  4/15/2029
a
33,283
VistaJet Malta Finance plc
45,000 6.375%,  2/1/2030
a
42,339
XPO Logistics, Inc.
10,000 6.250%,  5/1/2025
a
10,336
Total 783,559
Principal
Amount Long-Term Fixed Income (60.6%) Value
U.S. Government & Agencies (9.0%)
U.S. Treasury Bonds
$ 2,740,000 1.375%,  11/15/2031 $ 2,513,950
U.S. Treasury Notes
3,730,000 1.250%,  12/31/2026 3,524,121
Total 6,038,071
Utilities (3.3%)
Algonquin Power & Utilities
Corporation
140,000 4.750%,  1/18/2082
d
130,536
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
d
184,769
Calpine Corporation
95,000 4.500%,  2/15/2028
a
92,671
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
d,e
109,890
120,000 4.350%,  1/15/2027
d,e
116,047
Duke Energy Corporation
102,000 3.250%,  1/15/2082
d
90,409
51,000 4.875%,  9/16/2024
d,e
51,542
Edison International
170,000 5.000%,  12/15/2026
d,e
159,545
Energy Transfer, LP
199,000 6.500%,  11/15/2026
d,e
195,577
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
d
133,529
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
93,931
NextEra Energy Partners, LP,
Convertible
33,000 Zero Coupon,  11/15/2025
a
37,335
NiSource, Inc.
77,000 5.650%,  6/15/2023
d,e
75,460
NRG Energy, Inc.
110,000 3.375%,  2/15/2029
a
97,780
15,000 5.250%,  6/15/2029
a
14,659
NRG Energy, Inc., Convertible
16,000 2.750%,  6/1/2048 17,536
PG&E Corporation
40,000 5.000%,  7/1/2028 38,664
Sempra Energy
95,000 4.125%,  4/1/2052
d
88,682
40,000 4.875%,  10/15/2025
d,e
40,200
Southern Company
120,000 4.000%,  1/15/2051
d
116,100
64,000 3.750%,  9/15/2051
d
59,011
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 40,550
20,000 5.000%,  6/1/2031
a
18,750
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
94,596
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
73,786
Total 2,171,555
Total Long-Term Fixed Income
(cost $42,116,578) 40,461,611

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 26.8% ) Value
Unaffiliated  (18.3%)
71,700 Aberdeen Asia-Pacific Income
Fund, Inc. $ 242,346
27,756 AllianceBernstein Global High
Income Fund, Inc. 310,312
8,831 Allspring Global Dividend
Opportunities Fund 46,804
36,673 Allspring Income Opportunities
Fund 289,717
18,287 Barings Global Short Duration
High Yield Fund 283,449
17,947 BlackRock Core Bond Trust 233,311
22,354 BlackRock Corporate High Yield
Fund, Inc. 240,753
20,411 BlackRock Credit Allocation
Income Trust 256,362
1,800 BlackRock Enhanced Equity
Dividend Trust 17,820
18,401 BlackRock Enhanced Global
Dividend Trust 208,115
5,700 BlackRock Enhanced International
Dividend Trust 32,775
3,150 BlackRock Floating Rate Income
Strategies Fund, Inc. 41,013
13,400 BlackRock Income Trust, Inc. 68,742
18,018 BlackRock Multi-Sector Income
Trust 296,937
11,350 Blackstone Strategic Credit Fund
b
148,118
60,189 BNY Mellon High Yield Strategies
Fund 167,325
3,018 Brookfield Real Assets Income
Fund, Inc. 62,593
15,232 Delaware Ivy High Income
Opportunities Fund 192,989
26,960 Eaton Vance Limited Duration
Income Fund 315,432
3,399 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 33,004
22,136 First Trust High Income Long/Short
Fund 297,951
12,566 First Trust Senior Floating Rate
Income Fund II 157,955
11,960 Invesco Dynamic Credit
Opportunities Fund
f
139,187
4,500 Invesco Senior Loan ETF 97,965
3,500 Invesco Variable Rate Preferred
ETF 85,540
68,580 iShares S&P U.S. Preferred Stock
Index Fund
b
2,497,684
15,923 New America High Income Fund,
Inc. 129,136
50,362 Nuveen Credit Strategies Income
Fund 311,237
17,707 Nuveen Global High Income Fund 252,148
7,700 Nuveen Preferred Income
Opportunities Fund 66,066
8,600 Nuveen Quality Preferred Income
Fund II 72,240
15,804 Nuveen Short Duration Credit
Opportunities Fund 224,891
25,171 PGIM Global High Yield Fund, Inc. 336,536
22,455 PGIM High Yield Bond Fund, Inc. 322,229
8,412 Pimco Dynamic Income Fund 205,000
3,644 Pioneer High Income Fund, Inc. 29,589
12,350 SPDR Bloomberg High Yield Bond
ETF
b
1,265,875
Shares
Registered Investment
Companies (26.8%) Value
Unaffiliated  (18.3%)- continued
33,685 SPDR Bloomberg Short Term High
Yield Bond ETF
b
$ 883,894
21,037 Templeton Emerging Markets
Income Fund 144,103
4,023 Tri-Continental Corporation 124,069
3,700 Vanguard Short-Term Corporate
Bond ETF 288,933
16,300 Virtus AllianzGI Convertible &
Income Fund 81,989
2,525 Virtus AllianzGI Equity &
Convertible Income Fund 68,529
12,847 Virtus Dividend, Interest &
Premium Strategy Fund 184,869
9,333 Voya Asia Pacific High Dividend
Equity Income Fund 75,877
26,668 Voya Global Equity Dividend &
Premium Opportunity Fund 156,275
45,589 Western Asset High Income
Opportunity Fund, Inc. 203,783
Total 12,191,467
Affiliated  (8.5%)
656,460 Thrivent Core Emerging Markets
Debt Fund 5,678,383
Total 5,678,383
Total Registered Investment
Companies (cost $19,168,307) 17,869,850
Shares
Collateral Held for Securities
Loaned ( 7.4% ) Value
4,934,201 Thrivent Cash Management Trust 4,934,201
Total Collateral Held for
Securities Loaned
(cost $4,934,201) 4,934,201
Shares Preferred Stock ( 5.8% ) Value
Communications Services (0.6%)
10,950 AT&T, Inc., 4.750%
e
239,586
212 Paramount Global, Convertible,
5.750% 11,777
5,000 Telephone and Data Systems, Inc.,
6.000%
e
115,550
Total 366,913
Consumer Discretionary (0.2%)
4,500 Ford Motor Company, 6.000% 114,525
Total 114,525
Consumer Staples (0.1%)
2,000 CHS, Inc., 6.750%
d,e
52,580
Total 52,580
Energy (0.2%)
10,535 Crestwood Equity Partners, LP,
9.250%
e
101,136
525 Energy Transfer, LP, 7.600%
d,e
12,999
1,415 NuStar Logistics, LP, 6.975%
d
35,389
Total 149,524
Financials (3.6%)
3,750 Aegon Funding Corporation II,
5.100% 91,087

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (5.8%) Value
Financials (3.6%) - continued
7,000 Allstate Corporation, 5.100%
e
$ 173,880
4,200 American International Group, Inc.
5.850%
e
109,032
6,500 Bank of America Corporation,
4.250%
e
140,335
1,000 Bank of America Corporation,
5.000%
e
24,180
1,089 Bank of America Corporation,
5.375%
e
27,530
11 Bank of America Corporation,
Convertible, 7.250%
e
14,437
4,250 Capital One Financial Corporation,
5.000%
e
98,048
2,000 Citigroup Capital XIII, 6.669%
d
54,800
6,700 Equitable Holdings, Inc., 5.250%
e
158,053
65 First Horizon Bank, 3.750%
a,d,e
56,550
2,000 First Horizon Corporation, 6.500%
e
52,710
6,500 First Republic Bank, 4.500%
e
143,520
5,700 J.P. Morgan Chase & Company,
4.200%
e
120,156
5,450 J.P. Morgan Chase & Company,
4.750%
e
125,078
1,700 J.P. Morgan Chase & Company,
5.750%
e
43,673
4,800 Morgan Stanley, 5.850%
d,e
125,520
4,200 Morgan Stanley, 7.125%
d,e
112,014
3,250 Regions Financial Corporation,
5.700%
d,e
84,728
250 Synovus Financial Corporation,
5.875%
d,e
6,550
4,100 Truist Financial Corporation,
4.750%
e
93,849
11,500 Wells Fargo & Company, 4.250%
e
237,935
5,000 Wells Fargo & Company, 4.750%
e
110,850
146 Wells Fargo & Company,
Convertible, 7.500%
e
193,450
Total 2,397,965
Health Care (0.1%)
302 Becton, Dickinson and Company,
Convertible, 6.000% 15,952
237 Boston Scientific Corporation,
Convertible, 5.500% 27,596
5 Danaher Corporation, Convertible,
5.000% 7,896
Total 51,444
Industrials (<0.1%)
141 Stanley Black & Decker, Inc.,
Convertible, 5.250% 12,395
Total 12,395
Real Estate (0.3%)
4,500 Public Storage, 3.950%
e
91,575
4,775 Public Storage, 4.125%
e
103,904
800 Public Storage, 4.625%
e
18,624
200 Public Storage, 4.700%
e
4,662
Total 218,765
Utilities (0.7%)
195 AES Corporation, Convertible,
6.875% 19,291
106 American Electric Power
Company, Inc., Convertible,
6.125% 5,922
Shares Preferred Stock (5.8%) Value
Utilities (0.7%) - continued
9,775 CMS Energy Corporation, 4.200%
e
$ 205,079
473 NextEra Energy, Inc., Convertible,
4.872% 29,227
144 NextEra Energy, Inc., Convertible,
5.279% 7,510
37 NiSource, Inc., Convertible,
7.750% 4,402
6,950 Southern Company, 4.950% 167,704
672 Southern Company, Convertible,
6.750% 36,698
Total 475,833
Total Preferred Stock
(cost $4,234,728) 3,839,944
Shares Common Stock ( 1.9% ) Value
Communications Services (0.1%)
60 Charter Communications, Inc.
g
32,731
56 Paramount Global 2,117
424 Twitter, Inc.
g
16,405
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f,g
512
Total 51,765
Consumer Discretionary (0.1%)
206 Bloomin' Brands, Inc. 4,520
10 Booking Holdings, Inc.
g
23,485
93 Dick's Sporting Goods, Inc. 9,302
32 Expedia Group, Inc.
g
6,261
130 Under Armour, Inc., Class C
g
2,023
20 Vail Resorts, Inc. 5,205
Total 50,796
Energy (0.1%)
84 CNX Resources Corporation
g
1,740
377 EQT Corporation 12,973
253 Pioneer Natural Resources
Company 63,258
Total 77,971
Financials (0.6%)
1,878 AG Mortgage Investment Trust,
Inc. 17,465
6,458 Annaly Capital Management, Inc. 45,464
1,700 Apollo Commercial Real Estate
Finance, Inc. 23,681
204 Ares Capital Corporation 4,274
88 Bank of America Corporation 3,627
5,200 BlackRock TCP Capital
Corporation 74,360
266 Blackstone Mortgage Trust, Inc. 8,456
2,800 Chimera Investment Corporation 33,712
1,384 FS KKR Capital Corporation 31,583
4,239 Golub Capital BDC, Inc. 64,475
2,611 Granite Point Mortgage Trust, Inc. 29,034
50 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,372
538 KKR & Company, Inc. 31,457
1,192 Sixth Street Specialty Lending, Inc. 27,762
5,247 Two Harbors Investment
Corporation 29,016
77 Wells Fargo & Company 3,732
Total 430,470

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.9%) Value
Health Care (0.2%)
137 Anthem, Inc. $ 67,297
30 Becton, Dickinson and Company 7,980
71 Boston Scientific Corporation
g
3,145
200 Danaher Corporation 58,666
12 Illumina, Inc.
g
4,193
482 Ionis Pharmaceuticals, Inc.
g
17,853
28 Jazz Pharmaceuticals, Inc.
g
4,359
Total 163,493
Industrials (0.1%)
199 Aerojet Rocketdyne Holdings, Inc.
g
7,831
176 Chart Industries, Inc.
g
30,231
159 Greenbrier Companies, Inc. 8,190
137 JetBlue Airways Corporation
g
2,048
214 Kaman Corporation 9,305
101 Patrick Industries, Inc. 6,090
157 Southwest Airlines Company
g
7,191
Total 70,886
Information Technology (0.4%)
31 Akamai Technologies, Inc.
g
3,701
192 Block, Inc.
g
26,035
130 Broadcom, Inc. 81,858
234 II-VI, Inc.
g
16,963
200 Lumentum Holdings, Inc.
g
19,520
80 Microchip Technology, Inc. 6,011
149 NortonLifeLock, Inc. 3,951
859 ON Semiconductor Corporation
g
53,782
1,393 Sabre Corporation
g
15,922
12 ServiceNow, Inc.
g
6,683
188 SunPower Corporation
g
4,038
7 Teradyne, Inc. 828
80 Western Digital Corporation
g
3,972
Total 243,264
Real Estate (0.2%)
3,044 AGNC Investment Corporation 39,876
185 iStar, Inc. 4,331
728 LXP Industrial Trust 11,429
105 MGIC Investment Corporation 1,423
5,544 New Residential Investment
Corporation 60,873
339 Pebblebrook Hotel Trust 8,299
Total 126,231
Utilities (0.1%)
131 American Electric Power
Company, Inc. 13,070
266 Dominion Energy, Inc. 22,602
178 DTE Energy Company 23,533
51 NextEra Energy Partners, LP 4,251
86 NextEra Energy, Inc. 7,285
202 NiSource, Inc. 6,424
71 Southern Company 5,148
Total 82,313
Total Common Stock
(cost $1,239,107) 1,297,189
Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
273,781 0.660% $ 2,737,807
Total Short-Term Investments
(cost $2,737,753) 2,737,807
Total Investments (cost
$74,430,674) 106.6% $71,140,602
Other Assets and Liabilities, Net
(6.6%) (4,417,215)
Total Net Assets 100.0% $66,723,387
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $17,076,660 or 25.6% of
total net assets.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 431,997
Common Stock 4,381,770
Total lending $4,813,767
Gross amount payable upon return of
collateral for securities loaned $4,934,201
Net amounts due to counterparty $120,434
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,271,684 – 1,271,684 –
Capital Goods 2,348,669 – 2,348,669 –
Collateralized Mortgage Obligations 64,166 – 64,166 –
Communications Services 3,207,044 – 3,207,044 –
Consumer Cyclical 4,285,810 – 4,285,810 –
Consumer Non-Cyclical 3,136,758 – 3,136,758 –
Energy 3,600,676 – 3,600,676 –
Financials 12,052,872 – 12,052,872 –
Technology 1,500,747 – 1,500,747 –
Transportation 783,559 – 783,559 –
U.S. Government & Agencies 6,038,071 – 6,038,071 –
Utilities 2,171,555 – 2,171,555 –
Registered Investment Companies
Unaffiliated 12,191,467 12,052,280 – 139,187
Preferred Stock
Communications Services 366,913 366,913 – –
Consumer Discretionary 114,525 114,525 – –
Consumer Staples 52,580 52,580 – –
Energy 149,524 149,524 – –
Financials 2,397,965 2,341,415 56,550 –
Health Care 51,444 51,444 – –
Industrials 12,395 12,395 – –
Real Estate 218,765 218,765 – –
Utilities 475,833 475,833 – –
Common Stock
Communications Services 51,765 51,253 – 512
Consumer Discretionary 50,796 50,796 – –
Energy 77,971 77,971 – –
Financials 430,470 430,470 – –
Health Care 163,493 163,493 – –
Industrials 70,886 70,886 – –
Information Technology 243,264 243,264 – –
Real Estate 126,231 126,231 – –
Utilities 82,313 82,313 – –
Subtotal Investments in Securities $57,790,211 $17,132,351 $40,518,161 $139,699
Other Investments  * Total
Affiliated Registered Investment Companies 5,678,383
Affiliated Short-Term Investments 2,737,807
Collateral Held for Securities Loaned 4,934,201
Subtotal Other Investments $13,350,391
Total Investments at Value $71,140,602
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $5,153 $1,097 $– $5,678 656 8.5%
Total Affiliated Registered Investment
Companies 5,153 5,678 8.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 2,275 22,063 21,600 2,738 274 4.1
Total Affiliated Short-Term Investments 2,275 2,738 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,343 23,585 21,994 4,934 4,934 7.4
Total Collateral Held for Securities Loaned 3,343 4,934 7.4
Total Value $10,771 $13,350
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(572) $ – $72
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 3
Total Income/Non Income Cash from Affiliated
Investments $75
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $– $(572) $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 12.6% )
a
Value
Basic Materials (0.8%)
Flexsys Holdings, Inc., Term Loan
$ 535,000
6.000%,  (LIBOR 3M +
5.250%), 11/1/2028
b,c
$ 528,981
Innophos Holdings, Inc., Term
Loan
303,800
4.207%,  (LIBOR 1M +
3.750%), 2/7/2027
b
301,901
Pixelle Specialty Solutions, LLC,
Term Loan
539,408
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
527,612
Venator Finance SARL, Term Loan
380,026
3.457%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
361,025
Total 1,719,519
Capital Goods (2.3%)
BW Holding, Inc., Delayed Draw
57,000
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
56,003
BW Holding, Inc., Term Loan
214,463
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b
210,709
Flex Acquisition Company, Inc.,
Term Loan
601,271
3.214%,  (LIBOR 3M +
3.000%), 6/29/2025
b
599,810
39,502
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
39,400
Foley Products Company, LLC,
Term Loan
266,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
263,340
Grinding Media, Inc., Term Loan
532,325
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b
526,336
Groupe Solmax, Inc., Term Loan
313,421
5.500%,  (LIBOR 3M +
4.750%), 7/23/2028
b
307,544
HRNI Holdings, LLC, Term Loan
199,875
5.000%,  (LIBOR 1M +
4.250%), 12/10/2028
b
198,042
Hyperion Materials &
Technologies, Inc., Term Loan
163,590
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
161,853
LABL, Inc., Term Loan
102,244
5.500%,  (LIBOR 1M +
5.000%), 10/29/2028
b
100,729
LRS Holdings, LLC, Term Loan
205,485
4.750%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
203,944
LTR Intermediate Holdings, Inc.,
Term Loan
166,582
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
163,251
Mauser Packaging Solutions
Holding Company, Term Loan
427,815
3.481%,  (LIBOR 1M +
3.250%), 4/3/2024
b
421,218
Natgasoline, LLC, Term Loan
362,812
4.000%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
358,277
Principal
Amount Bank Loans (12.6%)
a
Value
Capital Goods (2.3%) - continued
Novae, LLC, Delayed Draw
$ 89,000
0.000%,  (SOFRRATE +
5.000%), 12/22/2028
b,d,e
$ 88,221
Novae, LLC, Term Loan
311,500
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
308,774
Pactiv Evergreen Group Holdings,
Inc., Term Loan
207,375
3.707%,  (LIBOR 1M +
3.250%), 2/5/2026
b
201,716
Smyrna Ready Mix Concrete, LLC,
Term Loan
240,000
0.000%,  (TSFR1M +
4.250%), 3/24/2029
b,c,d,e
236,400
TricorBraun Holdings, Inc., Term
Loan
595,680
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
579,877
Venga Finance SARL, Term Loan
206,000
0.000%,  (LIBOR 1M +
4.750%), 11/5/2028
b,d,e
199,756
Total 5,225,200
Communications Services (2.0%)
Allen Media, LLC, Term Loan
213,912
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
211,826
Altice France SA, Term Loan
252,412
3.049%,  (LIBOR 3M +
2.750%), 7/31/2025
b
246,102
CCI Buyer, Inc., Term Loan
123,750
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
121,868
CommScope, Inc., Term Loan
770,250
3.707%,  (LIBOR 1M +
3.250%), 4/4/2026
b
748,745
DIRECTV Financing, LLC, Term
Loan
573,000
5.750%,  (LIBOR 1M +
5.000%), 8/2/2027
b
571,734
iHeartCommunications, Inc., Term
Loan
320,155
3.457%,  (LIBOR 1M +
3.000%), 5/1/2026
b
317,796
Metronet Systems Holdings, LLC,
Term Loan
259,158
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
255,998
NEP Group, Inc., Term Loan
604,749
3.699%,  (LIBOR 1M +
3.250%), 10/20/2025
b
592,956
ORBCOMM, Inc., Term Loan
134,325
5.000%,  (LIBOR 1M +
4.250%), 9/1/2028
b
132,870
Sharp Midco, LLC, Term Loan
71,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
70,468
Terrier Media Buyer, Inc., Term
Loan
627,063
3.957%,  (LIBOR 1M +
3.500%), 12/17/2026
b
616,772

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (12.6%)
a
Value
Communications Services (2.0%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 283,575
4.500%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 277,844
245,000
7.500%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
242,550
Zacapa SARL, Term Loan
92,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
91,287
Total 4,498,816
Consumer Cyclical (1.3%)
AI Aqua Merger Sub, Inc., Delayed
Draw
11,875
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,d,e
11,753
AI Aqua Merger Sub, Inc., Term
Loan
95,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
94,021
American Trailer World
Corporation, Term Loan
279,296
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
267,426
CP Atlas Buyer, Inc., Term Loan
391,102
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
379,431
Great Canadian Gaming
Corporation, Term Loan
89,775
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
89,186
Michaels Companies, Inc., Term
Loan
540,912
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
506,278
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
26,528
Secure Acquisition, Inc., Term
Loan
185,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
181,762
Staples, Inc., Term Loan
166,848
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
161,759
298,974
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
281,938
Tenneco, Inc., Term Loan
570,985
3.457%,  (LIBOR 1M +
3.000%), 10/1/2025
b
563,031
Voyage Digital NZ/US, Term Loan
266,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
260,680
Total 2,823,793
Consumer Non-Cyclical (2.3%)
Alltech, Inc., Term Loan
217,905
4.500%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
214,092
Bausch Health Companies, Inc.,
Term Loan
416,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
411,320
Principal
Amount Bank Loans (12.6%)
a
Value
Consumer Non-Cyclical (2.3%) - continued
Blue Ribbon, LLC, Term Loan
$ 146,250
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
$ 143,179
Chobani, LLC, Term Loan
246,250
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
241,633
City Brewing Company, LLC, Term
Loan
340,594
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
309,941
CNT Holdings I Corporation, Term
Loan
316,800
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
314,753
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
89,700
Del Monte Foods, Inc., Term Loan
100,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
98,375
Endo Luxembourg Finance
Company I SARL, Term Loan
242,550
5.750%,  (LIBOR 1M +
5.000%), 3/25/2028
b
226,658
Gainwell Acquisition Corporation,
Term Loan
524,687
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b,c
523,375
Global Medical Response, Inc.,
Term Loan
162,783
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
161,504
1,238,728
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,228,273
Herens US Holdco Corporation,
Term Loan
238,203
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
231,950
Mamba Purchaser, Inc., Term Loan
50,000
7.000%,  (LIBOR 1M +
6.500%), 10/14/2029
b
49,687
Packaging Coordinators Midco,
Inc., Term Loan
203,970
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
202,652
PetSmart, LLC, Term Loan
756,200
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
753,047
Total 5,200,139
Energy (0.2%)
GIP II Blue Holding LP, Term Loan
394,013
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
392,042
Total 392,042
Financials (0.8%)
Asurion, LLC, Term Loan
207,375
3.707%,  (LIBOR 1M +
3.250%), 12/23/2026
b
202,622
673,200
3.707%,  (LIBOR 1M +
3.250%), 7/31/2027
b
658,686
415,000
5.707%,  (LIBOR 1M +
5.250%), 2/3/2028
b
406,285

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (12.6%)
a
Value
Financials (0.8%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 396,892
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 377,047
Rinchem Company, Inc., Term
Loan
67,000
0.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c,d,e
66,665
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
100,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
98,000
Total 1,809,305
Technology (1.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
462,086
3.799%,  (LIBOR 3M +
3.500%), 8/21/2026
b
453,769
Crown Subsea Communications
Holding, Inc., Term Loan
420,719
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
417,913
Gogo Intermediate Holdings, LLC,
Term Loan
451,588
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
447,636
Lummus Technology Holdings V,
LLC, Term Loan
310,946
3.957%,  (LIBOR 1M +
3.500%), 6/30/2027
b
300,259
Rackspace Technology Global,
Inc., Term Loan
915,750
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
897,105
Redstone Holdco 2 LP, Term Loan
270,572
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
263,808
155,053
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
141,098
Zayo Group Holdings, Inc., Term
Loan
877,428
3.457%,  (LIBOR 1M +
3.000%), 3/9/2027
b
853,079
Total 3,774,667
Transportation (0.9%)
AAdvantage Loyalty IP, Ltd., Term
Loan
870,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
880,057
Hertz Corporation, Term Loan
74,437
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
73,765
14,135
3.750%,  (LIBOR 1M +
3.250%), 6/30/2028
b
14,007
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
347,144
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
433,058
Principal
Amount Bank Loans (12.6%)
a
Value
Transportation (0.9%) - continued
United Airlines, Inc., Term Loan
$ 282,150
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
$ 278,389
Total 2,026,420
Utilities (0.3%)
EnergySolutions, LLC, Term Loan
269,757
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b
263,687
Osmose Utilities Services, Inc.,
Term Loan
59,700
3.750%,  (LIBOR 1M +
3.250%), 6/22/2028
b
58,879
PG&E Corporation, Term Loan
258,878
3.500%,  (LIBOR 1M +
3.000%), 6/23/2025
b
255,319
Total 577,885
Total Bank Loans
(cost $28,354,577) 28,047,786
Principal
Amount Long-Term Fixed Income ( 67.6% ) Value
Asset-Backed Securities (7.1%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
187,828
316,241
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
302,459
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
259,247
522 Funding CLO, Ltd.
375,000
2.654%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
367,612
Anchorage Capital CLO 16, Ltd.
450,000
2.522%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
444,744
Anchorage Capital CLO 21, Ltd.
400,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
395,492
Ares XL CLO, Ltd.
325,000
3.041%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
316,442
Babson CLO, Ltd.
500,000
3.154%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
485,841
Bardot CLO, Ltd.
475,000
2.159%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
471,077
Barings CLO, Ltd.
350,000
3.404%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
347,923
Benefit Street Partners CLO II, Ltd.
300,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
293,114

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Asset-Backed Securities (7.1%) - continued
Benefit Street Partners CLO, Ltd.
$ 400,000
2.391%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
$ 396,838
College Ave Student Loans, LLC
105,425
2.107%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
106,494
Colony American Finance, Ltd.
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
283,845
Conn's Receivables Funding
6,886
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
6,879
Dewolf Park CLO, Ltd.
350,000
3.091%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
342,825
Dryden 36 Senior Loan Fund
275,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
271,727
Education Funding Trust
317,617
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
308,934
Foundation Finance Trust
19,653
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
19,727
Galaxy XIX CLO, Ltd.
475,000
2.109%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
463,790
Goldentree Loan Management US
CLO 8, Ltd.
450,000
2.254%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
444,397
Harley Marine Financing, LLC
241,855
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
239,951
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
477,646
Longfellow Place CLO, Ltd.
400,000
2.541%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
395,955
Madison Park Funding XVIII, Ltd.
450,000
2.155%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
443,741
Madison Park Funding XXI, Ltd.
400,000
2.441%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
392,709
Mountain View CLO, Ltd.
425,000
2.591%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
416,137
Neuberger Berman CLO, Ltd.
425,000
3.241%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
415,033
Principal
Amount Long-Term Fixed Income (67.6%) Value
Asset-Backed Securities (7.1%) - continued
OCP CLO, Ltd.
$ 450,000
2.241%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 441,165
OHA Credit Funding 1, Ltd.
360,000
1.704%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
357,880
OZLM IX, Ltd.
550,000
1.804%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
545,823
Palmer Square Loan Funding, Ltd.
250,000
2.504%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
250,073
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
323,247
ROC Securities Trust Series
200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
191,915
Saxon Asset Securities Trust
120,405
3.308%,  8/25/2035, Ser.
2004-2, Class MF2
b
111,282
Sculptor CLO, Ltd.
425,000
2.500%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
417,588
Shackleton CLO, Ltd.
250,000
2.324%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
247,679
Sound Point CLO XV, Ltd.
500,000
2.309%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
490,993
Sound Point CLO XXI, Ltd.
700,000
1.717%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
694,016
Sound Point CLO, Ltd.
450,000
2.504%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
438,029
Stratus CLO, Ltd.
450,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
437,882
TCI-Flatiron CLO, Ltd.
450,000
2.270%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
445,753
THL Credit Wind River CLO, Ltd.
325,000
3.089%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
323,450
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
95,999

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Asset-Backed Securities (7.1%) - continued
Whitebox CLO III, Ltd.
$ 450,000
2.321%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
$ 435,883
Wind River CLO, Ltd.
200,000
2.254%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
197,136
Total 15,744,200
Basic Materials (1.8%)
Alcoa Nederland Holding BV
200,000 5.500%,  12/15/2027
f
207,016
Anglo American Capital plc
63,000 3.875%,  3/16/2029
f
63,029
Chemours Company
169,000 5.750%,  11/15/2028
f
164,204
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027 125,138
110,000 4.625%,  3/1/2029
f
108,492
60,000 4.875%,  3/1/2031
f
59,325
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
211,825
Ecolab, Inc.
58,000 2.125%,  2/1/2032 53,042
First Quantum Minerals, Ltd.
268,000 6.875%,  10/15/2027
f
280,730
Freeport-McMoRan, Inc.
167,000 4.125%,  3/1/2028 166,828
95,000 4.250%,  3/1/2030 95,634
133,000 4.625%,  8/1/2030 135,993
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
63,193
Hecla Mining Company
45,000 7.250%,  2/15/2028 47,145
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
131,175
Ingevity Corporation
227,000 3.875%,  11/1/2028
f
205,169
LYB International Finance III, LLC
58,000 1.250%,  10/1/2025 53,684
Mercer International, Inc.
135,000 5.125%,  2/1/2029 130,275
Mosaic Company
19,000 3.250%,  11/15/2022 19,128
63,000 4.050%,  11/15/2027 64,533
Novelis Corporation
75,000 3.250%,  11/15/2026
f
71,646
40,000 4.750%,  1/30/2030
f
38,835
50,000 3.875%,  8/15/2031
f
45,733
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 86,537
OCI NV
98,000 4.625%,  10/15/2025
f
98,735
Olin Corporation
250,000 5.125%,  9/15/2027 249,196
SCIL USA Holdings, LLC
168,000 5.375%,  11/1/2026
f
154,560
SPCM SA
134,000 3.375%,  3/15/2030
f
117,639
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
145,187
Principal
Amount Long-Term Fixed Income (67.6%) Value
Basic Materials (1.8%) - continued
Syngenta Finance NV
$ 83,000 5.182%,  4/24/2028
f
$ 85,705
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f
113,273
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
110,543
United States Steel Corporation
224,000 6.875%,  3/1/2029
h
232,960
Westlake Corporation
42,000 3.600%,  8/15/2026 42,513
Total 3,978,620
Capital Goods (3.2%)
AECOM
285,000 5.125%,  3/15/2027 291,478
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
120,300
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
f
184,875
Boeing Company
41,000 1.950%,  2/1/2024 40,086
94,000 4.875%,  5/1/2025 96,977
61,000 2.196%,  2/4/2026 57,670
63,000 3.250%,  3/1/2028 60,503
93,000 5.150%,  5/1/2030 99,181
Bombardier, Inc.
62,000 7.125%,  6/15/2026
f
60,760
135,000 7.875%,  4/15/2027
f
132,180
110,000 6.000%,  2/15/2028
f
103,096
Brand Industrial Services, Inc.
82,000 8.500%,  7/15/2025
f
76,267
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
78,690
Carrier Global Corporation
85,000 2.722%,  2/15/2030 79,890
Caterpillar Financial Services
Corporation
41,000 1.450%,  5/15/2025 39,325
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
e,f
21,236
41,000 8.750%,  4/15/2030
e,f
38,591
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 24,742
Coinbase Global, Inc.
70,000 3.375%,  10/1/2028
f
61,840
Cornerstone Building Brands, Inc.
185,000 6.125%,  1/15/2029
f
171,689
Covanta Holding Corporation
90,000 5.000%,  9/1/2030 85,275
Covert Mergeco, Inc.
57,000 4.875%,  12/1/2029
f
54,418
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f
106,580
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 138,799
General Electric Company
133,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
127,514
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
94,760
190,000 3.500%,  9/1/2028
f
178,381

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Capital Goods (3.2%) - continued
H&E Equipment Services, Inc.
$ 230,000 3.875%,  12/15/2028
f
$ 215,625
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
148,960
Howmet Aerospace, Inc.
78,000 6.875%,  5/1/2025 84,700
126,000 3.000%,  1/15/2029 115,054
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 65,523
JELD-WEN, Inc.
90,000 4.625%,  12/15/2025
f
86,625
70,000 4.875%,  12/15/2027
f
67,025
KBR, Inc., Convertible
71,000 2.500%,  11/1/2023 154,070
Mauser Packaging Solutions
Holding Company
95,000 5.500%,  4/15/2024
f
94,623
172,000 7.250%,  4/15/2025
f
170,471
Meritage Homes Corporation
63,000 3.875%,  4/15/2029
f
60,007
Meritor, Inc.
75,000 4.500%,  12/15/2028
f
75,191
MIWD Holdco II, LLC
160,000 5.500%,  2/1/2030
f
149,400
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
73,687
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
169,203
OI European Group BV
179,000 4.750%,  2/15/2030
f
166,327
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 69,119
Owens-Brockway Glass Container,
Inc.
125,000 5.875%,  8/15/2023
f,h
127,704
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
91,881
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 41,667
Patrick Industries, Inc., Convertible
53,000 1.000%,  2/1/2023 52,655
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
126,820
Raytheon Technologies
Corporation
99,000 4.125%,  11/16/2028 103,485
Republic Services, Inc.
42,000 3.950%,  5/15/2028 43,173
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
f
58,081
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
241,634
Standard Industries, Inc.
235,000 4.375%,  7/15/2030
f
215,249
Sunpower Corporation,
Convertible
18,000 4.000%,  1/15/2023 20,385
Textron, Inc.
63,000 3.650%,  3/15/2027 63,117
Principal
Amount Long-Term Fixed Income (67.6%) Value
Capital Goods (3.2%) - continued
Titan Acquisition, Ltd.
$ 45,000 7.750%,  4/15/2026
f
$ 44,715
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
148,863
418,000 5.500%,  11/15/2027 414,865
United Rentals North America, Inc.
177,000 4.875%,  1/15/2028 179,796
100,000 4.000%,  7/15/2030 95,633
Vertiv Group Corporation
53,000 4.125%,  11/15/2028
f
48,369
Victors Merger Corporation
81,000 6.375%,  5/15/2029
f
66,306
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 22,442
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
51,979
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
201,806
Total 7,051,338
Collateralized Mortgage Obligations (6.0%)
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
479,984
Banc of America Alternative Loan
Trust
106,609
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 102,234
Banc of America Mortgage
Securities Trust
129,876
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
128,394
Bear Stearns Adjustable Rate
Mortgage Trust
96,063
1.639%,  1/25/2034, Ser.
2003-8, Class 5A
b
89,193
30,036
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
30,439
Business Jet Securities, LLC
116,260
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
111,967
ChaseFlex Trust
168,992
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 148,341
CHL Mortgage Pass-Through Trust
91,602
2.426%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
93,995
74,490
6.000%,  4/25/2037, Ser.
2007-3, Class A18 48,027
CHNGE Mortgage Trust
299,236
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
295,187
CIM Trust
96,513
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
97,263
Citigroup Mortgage Loan Trust,
Inc.
361,242
2.907%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
354,836
Countrywide Alternative Loan Trust
95,502
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 90,088

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 145,971
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 $ 125,650
55,527
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 48,896
36,592
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 33,704
Countrywide Home Loan
Mortgage Pass Through Trust
82,556
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
77,592
Credit Suisse Mortgage Trust
244,818
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
235,286
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
130,187
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 126,924
Eagle Re, Ltd.
451,174
2.257%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
448,356
Federal Home Loan Mortgage
Corporation
438,377
3.500%,  8/15/2035, Ser.
345, Class C8
j
47,778
Federal Home Loan Mortgage
Corporation - REMIC
3,670,489
1.500%,  12/25/2050, Ser.
5107, Class IO
j
342,737
348,980
3.000%,  5/15/2027, Ser.
4046, Class GI
j
15,801
294,275
3.000%,  7/15/2027, Ser.
4084, Class NI
j
15,088
384,691
3.500%,  10/15/2032, Ser.
4119, Class KI
j
42,724
509,369
3.000%,  4/15/2033, Ser.
4203, Class DI
j
33,910
Federal National Mortgage
Association - REMIC
245,824
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
11,471
406,264
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
16,854
585,370
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
23,073
924,600
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
51,378
532,808
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
23,910
235,776
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
10,912
691,207
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
31,277
992,376
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
43,939
447,296
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
22,213
495,404
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
24,152
362,611
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
35,479
Principal
Amount Long-Term Fixed Income (67.6%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 41,920
2.412%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 40,484
Flagstar Mortgage Trust
278,144
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
268,332
FWD Securitization Trust
143,681
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
143,243
Genworth Mortgage Insurance
Corporation
350,000
1.999%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
348,040
GMAC Mortgage Corporation
Loan Trust
45,059
3.175%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
43,703
29,833
0.957%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
20,526
4,510
3.099%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
4,209
GSAA Home Equity Trust
76,740
4.519%,  8/25/2034, Ser.
2004-10, Class M2
g
76,269
Home Equity Asset Trust
266,211
1.777%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
264,054
IndyMac IMJA Mortgage Loan
Trust
85,758
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 49,190
IndyMac INDA Mortgage Loan
Trust
596,002
2.891%,  8/25/2036, Ser.
2006-AR1, Class A1
b
542,070
J.P. Morgan Mortgage Trust
241,413
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
221,454
43,889
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 46,044
43,306
2.536%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
43,060
Legacy Mortgage Asset Trust
326,264
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
322,208
Long Beach Mortgage Loan Trust
303,964
1.957%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
305,751
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 57,552
Merrill Lynch Alternative Note
Asset Trust
79,942
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 45,385
New York Mortgage Trust
106,929
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
104,683

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
Oaktown Re III, Ltd.
$ 35,286
1.857%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
$ 35,285
Oaktown Re VII, Ltd.
200,000
1.699%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
197,600
Palmer Square Loan Funding, Ltd.
200,000
1.880%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
198,794
300,000
2.004%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,f
295,899
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
217,341
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
213,743
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
231,709
Renaissance Home Equity Loan
Trust
217,750
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
105,897
Residential Accredit Loans, Inc.
Trust
154,688
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 145,711
63,706
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 59,258
72,091
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 68,909
Residential Asset Securitization
Trust
333,401
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 335,036
Starwood Mortgage Residential
Trust
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
400,244
Toorak Mortgage Corporation, Ltd.
434,186
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
430,696
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
336,424
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
385,686
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
428,510
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
188,488
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
309,751
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
240,649
Verus Securitization Trust
461,432
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
435,548
Principal
Amount Long-Term Fixed Income (67.6%) Value
Collateralized Mortgage Obligations (6.0%) -
continued
$ 284,894
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
$ 271,844
Wachovia Asset Securitization, Inc.
91,360
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
89,250
Washington Mutual Mortgage
Pass-Through Certificates
103,814
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 99,718
ZH Trust
385,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
369,930
425,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
405,492
Total 13,402,721
Commercial Mortgage-Backed Securities (1.1%)
BANK 2021-BNK36
200,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 186,991
BANK 2021-BNK37
375,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
352,850
BANK 2022-BNK39
3,999,230
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
138,247
325,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 313,546
BANK 2022-BNK40
250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
251,729
Barclays Commercial Mortgage
Securities, LLC
250,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b,e
256,010
BBCMS Mortgage Trust
1,648,435
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
85,852
450,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
436,639
200,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 189,152
BFLD Trust
325,000
2.097%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
320,933
Total 2,531,949
Communications Services (4.3%)
Altice France SA
45,000 8.125%,  2/1/2027
f
46,401
110,000 5.125%,  7/15/2029
f
98,587
119,000 5.500%,  10/15/2029
f
106,776
American Tower Corporation
49,000 3.375%,  5/15/2024 49,147
84,000 4.400%,  2/15/2026 86,216
41,000 1.450%,  9/15/2026 37,408
63,000 3.800%,  8/15/2029 62,693
AT&T, Inc.
86,000 4.450%,  4/1/2024 88,507
123,000 4.300%,  2/15/2030 129,959

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Communications Services (4.3%) - continued
Cable One, Inc., Convertible
$ 74,000 1.125%,  3/15/2028 $ 66,156
CCO Holdings, LLC
77,000 5.500%,  5/1/2026
f
78,081
190,000 5.125%,  5/1/2027
f
190,280
269,000 4.750%,  3/1/2030
f
258,305
290,000 4.750%,  2/1/2032
f
270,060
133,000 4.250%,  1/15/2034
f
115,510
Cengage Learning, Inc.
148,000 9.500%,  6/15/2024
f
147,630
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 61,370
59,000 4.908%,  7/23/2025 61,184
63,000 5.050%,  3/30/2029 66,706
Clear Channel Worldwide
Holdings, Inc.
160,000 7.750%,  4/15/2028
f
160,837
Comcast Corporation
50,000 2.350%,  1/15/2027 48,618
105,000 3.400%,  4/1/2030 106,370
Consolidated Communications,
Inc.
128,000 5.000%,  10/1/2028
f
110,156
Crown Castle International
Corporation
71,000 2.900%,  3/15/2027 68,640
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
144,613
229,000 4.125%,  12/1/2030
f
200,802
Cumulus Media New Holdings,
Inc.
130,000 6.750%,  7/1/2026
f,h
130,031
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
f
33,847
DIRECTV Holdings, LLC
183,000 5.875%,  8/15/2027
f
180,026
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 40,089
DISH DBS Corporation
65,000 5.250%,  12/1/2026
f
61,912
53,000 7.375%,  7/1/2028 50,217
92,000 5.750%,  12/1/2028
f
87,055
Entercom Media Corporation
200,000 6.500%,  5/1/2027
f
187,652
Fox Corporation
42,000 4.709%,  1/25/2029 44,839
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
155,948
GCI, LLC
185,000 4.750%,  10/15/2028
f
180,608
Gray Escrow II, Inc.
275,000 5.375%,  11/15/2031
f
262,959
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
106,806
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 62,196
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
f
133,700
Iliad Holding SASU
70,000 6.500%,  10/15/2026
f
70,189
Principal
Amount Long-Term Fixed Income (67.6%) Value
Communications Services (4.3%) - continued
LCPR Senior Secured Financing
DAC
$ 103,000 6.750%,  10/15/2027
f
$ 105,812
Level 3 Financing, Inc.
181,000 4.625%,  9/15/2027
f
170,381
230,000 4.250%,  7/1/2028
f
211,142
Lions Gate Capital Holdings, LLC
58,000 5.500%,  4/15/2029
f
55,897
Magallanes, Inc.
47,000 3.638%,  3/15/2025
f
47,286
68,000 4.054%,  3/15/2029
f
68,337
46,000 4.279%,  3/15/2032
f
46,205
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
67,474
Netflix, Inc.
46,000 5.875%,  2/15/2025 49,050
82,000 5.875%,  11/15/2028 90,389
Nexstar Escrow Corporation
222,000 5.625%,  7/15/2027
f
224,708
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
47,022
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 65,771
Paramount Global
85,000 6.375%,  3/30/2062
b
85,808
92,000 4.750%,  5/15/2025 95,580
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
f
61,466
Rogers Communications, Inc.
70,000 5.250%,  3/15/2082
b,f
68,570
S&P Global, Inc.
46,000 2.900%,  3/1/2032
f
44,595
Scripps Escrow II, Inc.
55,000 5.375%,  1/15/2031
f
52,662
Scripps Escrow, Inc.
100,000 5.875%,  7/15/2027
f
100,076
Sinclair Television Group, Inc.
246,000 5.500%,  3/1/2030
f
212,903
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
144,637
165,000 4.000%,  7/15/2028
f
156,750
30,000 4.125%,  7/1/2030
f
28,085
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 290,831
200,000 8.750%,  3/15/2032 269,400
Sprint Corporation
444,000 7.625%,  2/15/2025 483,960
TEGNA, Inc.
145,000 4.625%,  3/15/2028 144,234
Telesat Canada
70,000 4.875%,  6/1/2027
f
50,999
25,000 6.500%,  10/15/2027
f
12,238
Terrier Media Buyer, Inc.
135,000 8.875%,  12/15/2027
f
137,362
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 50,331
84,000 3.875%,  4/15/2030 84,322
20,000 2.875%,  2/15/2031 18,019
United States Cellular Corporation
125,000 6.700%,  12/15/2033 137,422
Uniti Fiber Holdings, Inc.,
Convertible
21,000 4.000%,  6/15/2024
f
28,082

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Communications Services (4.3%) - continued
Uniti Group, LP
$ 35,000 4.750%,  4/15/2028
f
$ 33,032
VeriSign, Inc.
85,000 4.750%,  7/15/2027 86,841
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 78,294
63,000 3.150%,  3/22/2030 61,959
42,000 2.550%,  3/21/2031 39,020
94,000 2.355%,  3/15/2032
f
84,902
Viasat, Inc.
35,000 6.500%,  7/15/2028
f
33,600
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
53,003
VTR Finance NV
80,000 6.375%,  7/15/2028
f
77,501
VZ Secured Financing BV
207,000 5.000%,  1/15/2032
f
193,545
Walt Disney Company
42,000 3.800%,  3/22/2030 43,649
Zayo Group Holdings, Inc.
82,000 4.000%,  3/1/2027
f
75,459
Total 9,517,697
Consumer Cyclical (6.2%)
1011778 B.C., ULC
205,000 4.375%,  1/15/2028
f
196,800
Allen Media, LLC
123,000 10.500%,  2/15/2028
f
121,189
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
f
60,710
190,000 4.625%,  6/1/2028
f
179,531
109,000 6.000%,  6/1/2029
f
96,156
Allison Transmission, Inc.
27,000 4.750%,  10/1/2027
f
26,561
190,000 3.750%,  1/30/2031
f
172,358
Amazon.com, Inc.
84,000 1.650%,  5/12/2028 78,119
42,000 1.500%,  6/3/2030 37,582
American Axle & Manufacturing,
Inc.
249,000 6.500%,  4/1/2027 246,204
Arko Corporation
88,000 5.125%,  11/15/2029
f
80,080
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
f
70,546
BellRing Brands, Inc.
166,000 7.000%,  3/15/2030
f
169,527
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 36,769
Bloomin' Brands, Inc., Convertible
17,000 5.000%,  5/1/2025 34,263
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
101,194
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
f
76,800
Brookfield Property REIT, Inc.
83,000 5.750%,  5/15/2026
f
82,247
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
f
220,290
125,000 5.000%,  6/15/2029
f
113,501
Burlington Stores, Inc., Convertible
66,000 2.250%,  4/15/2025 75,364
Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Cyclical (6.2%) - continued
Caesars Entertainment, Inc.
$ 195,000 6.250%,  7/1/2025
f
$ 201,326
55,000 8.125%,  7/1/2027
f
58,930
136,000 4.625%,  10/15/2029
f
127,160
Carnival Corporation
19,000 10.500%,  2/1/2026
f
21,126
298,000 7.625%,  3/1/2026
f
299,946
195,000 5.750%,  3/1/2027
f
185,965
88,000 6.000%,  5/1/2029
f
82,926
Cedar Fair, LP
65,000 5.375%,  4/15/2027 64,350
250,000 5.250%,  7/15/2029 246,255
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
72,750
Cinemark USA, Inc.
168,000 5.875%,  3/15/2026
f,h
162,960
Clarios Global, LP
55,000 8.500%,  5/15/2027
f
57,063
Cushman & Wakefield US
Borrower, LLC
76,000 6.750%,  5/15/2028
f
79,420
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 20,375
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
58,629
Dana, Inc.
155,000 5.625%,  6/15/2028 156,627
Darden Restaurants, Inc.
84,000 3.850%,  5/1/2027 85,171
Dick's Sporting Goods, Inc.,
Convertible
16,000 3.250%,  4/15/2025 49,790
Empire Communities Corporation
145,000 7.000%,  12/15/2025
f
143,260
Expedia Group, Inc.
72,000 4.625%,  8/1/2027 74,790
73,000 3.250%,  2/15/2030 69,487
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026
h
17,028
Ford Motor Company
81,000 3.250%,  2/12/2032 72,344
Ford Motor Company, Convertible
116,000 Zero Coupon,  3/15/2026 137,112
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 239,278
200,000 2.300%,  2/10/2025 189,843
220,000 4.134%,  8/4/2025 219,752
384,000 2.700%,  8/10/2026 357,124
80,000 2.900%,  2/10/2029 71,258
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
90,452
Gap, Inc.
41,000 3.625%,  10/1/2029
f
36,531
General Motors Company
31,000 5.400%,  10/2/2023 32,075
41,000 6.125%,  10/1/2025 44,014
63,000 6.800%,  10/1/2027 71,111
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 81,241
38,000 1.200%,  10/15/2024 36,073
81,000 2.900%,  2/26/2025 79,118

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Cyclical (6.2%) - continued
$ 41,000 2.750%,  6/20/2025 $ 39,822
44,000 5.700%,  9/30/2030
b,i
46,099
41,000 2.700%,  6/10/2031 36,101
GLP Capital, LP
42,000 3.250%,  1/15/2032 38,107
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
f
65,209
55,000 5.250%,  7/15/2031
f
50,858
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
41,833
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f
118,676
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
131,820
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 261,409
Hilton Grand Vacations Borrower
Escrow, LLC
175,000 5.000%,  6/1/2029
f
167,002
Home Depot, Inc.
68,000 3.250%,  4/15/2032 68,027
Hyundai Capital America
34,000 1.800%,  10/15/2025
f
31,755
63,000 3.000%,  2/10/2027
f
60,168
40,000 2.100%,  9/15/2028
f
35,251
International Game Technology plc
182,000 5.250%,  1/15/2029
f
181,545
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
83,413
KB Home
100,000 4.800%,  11/15/2029 96,526
Kohl's Corporation
63,000 3.375%,  5/1/2031 60,800
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
264,600
30,000 6.875%,  11/1/2035 30,900
Lennar Corporation
39,000 4.875%,  12/15/2023 40,060
20,000 5.875%,  11/15/2024 21,071
41,000 4.750%,  5/30/2025 42,460
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 63,659
83,000 4.500%,  4/15/2030 88,817
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f
119,700
68,000 6.125%,  3/15/2032
f
67,150
Magic MergerCo, Inc.
100,000 5.250%,  5/1/2028
f
91,810
Marriott International, Inc.
96,000 3.750%,  10/1/2025 95,787
62,000 4.625%,  6/15/2030 64,213
Mastercard, Inc.
46,000 2.000%,  11/18/2031 41,936
Mattamy Group Corporation
244,000 5.250%,  12/15/2027
f
240,850
McDonald's Corporation
126,000 3.800%,  4/1/2028 129,640
MGM Resorts International
95,000 6.000%,  3/15/2023 97,157
205,000 5.750%,  6/15/2025 210,129
NCL Corporation, Ltd.
62,000 5.875%,  2/15/2027
f
61,070
Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Cyclical (6.2%) - continued
Nissan Motor Company, Ltd.
$ 70,000 3.043%,  9/15/2023
f
$ 69,844
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 63,943
Penn National Gaming, Inc.
170,000 4.125%,  7/1/2029
f
152,184
PetSmart, Inc.
195,000 4.750%,  2/15/2028
f
188,449
117,000 7.750%,  2/15/2029
f
120,803
Prime Security Services Borrower,
LLC
359,000 5.750%,  4/15/2026
f
366,243
Procter & Gamble Company
42,000 1.200%,  10/29/2030 36,578
Real Hero Merger Sub 2, Inc.
105,000 6.250%,  2/1/2029
f
95,669
Realogy Group, LLC
165,000 5.750%,  1/15/2029
f
155,513
Rite Aid Corporation
73,000 7.500%,  7/1/2025
f
68,085
Ross Stores, Inc.
42,000 1.875%,  4/15/2031 36,515
Royal Caribbean Cruises, Ltd.
229,000 9.125%,  6/15/2023
f
238,446
199,000 4.250%,  7/1/2026
f
185,108
44,000 5.375%,  7/15/2027
f
42,274
75,000 5.500%,  4/1/2028
f
71,498
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
227,308
SeaWorld Parks and
Entertainment, Inc.
61,000 5.250%,  8/15/2029
f
58,178
Service Properties Trust
139,000 7.500%,  9/15/2025 145,818
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
f
78,281
Staples, Inc.
118,000 7.500%,  4/15/2026
f
114,590
124,000 10.750%,  4/15/2027
f
110,360
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
97,873
Tapestry, Inc.
45,000 3.050%,  3/15/2032 40,895
Target Corporation
42,000 2.350%,  2/15/2030 40,122
Tenneco, Inc.
160,000 5.000%,  7/15/2026
h
157,400
Toll Brothers Finance Corporation
62,000 4.350%,  2/15/2028 62,290
Toyota Motor Credit Corporation
63,000 1.900%,  4/6/2028 58,473
Travel + Leisure Company
125,000 6.625%,  7/31/2026
f
130,313
TripAdvisor, Inc., Convertible
17,000 0.250%,  4/1/2026
f
14,348
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f,h
139,582
Vail Resorts, Inc., Convertible
28,000 Zero Coupon,  1/1/2026 27,118
Volkswagen Group of America
Finance, LLC
99,000 4.250%,  11/13/2023
f
100,844
21,000 3.350%,  5/13/2025
f
20,934

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Cyclical (6.2%) - continued
Wabash National Corporation
$ 141,000 4.500%,  10/15/2028
f
$ 126,900
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
57,750
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
188,280
ZF North America Capital, Inc.
95,000 4.750%,  4/29/2025
f
95,332
Total 13,738,022
Consumer Non-Cyclical (5.1%)
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,245
34,000 2.800%,  3/15/2023 34,117
168,000 3.600%,  5/14/2025 170,206
93,000 3.200%,  11/21/2029 91,894
Agilent Technologies, Inc.
56,000 2.300%,  3/12/2031 50,589
Albertson's Companies, Inc.
188,000 3.500%,  3/15/2029
f
169,664
Altria Group, Inc.
52,000 4.400%,  2/14/2026 53,788
42,000 4.800%,  2/14/2029 44,029
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 93,255
84,000 4.750%,  1/23/2029 91,071
Anthem, Inc.
63,000 2.550%,  3/15/2031 58,850
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 90,300
AstraZeneca plc
85,000 0.700%,  4/8/2026 77,674
BAT Capital Corporation
59,000 3.222%,  8/15/2024 58,978
BAT International Finance plc
41,000 1.668%,  3/25/2026 37,622
Bausch Health Companies, Inc.
681,000 5.000%,  1/30/2028
f
560,851
271,000 5.000%,  2/15/2029
f
211,110
Baxter International, Inc.
45,000 2.539%,  2/1/2032
f
41,091
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 59,941
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 68,873
Boston Scientific Corporation
33,000 3.450%,  3/1/2024 33,389
Bristol-Myers Squibb Company
69,000 2.950%,  3/15/2032 67,498
Bunge, Ltd. Finance Corporation
97,000 2.750%,  5/14/2031 89,234
Cargill, Inc.
42,000 2.125%,  11/10/2031
f
37,952
Centene Corporation
285,000 4.250%,  12/15/2027 286,069
105,000 4.625%,  12/15/2029 105,849
284,000 3.000%,  10/15/2030 260,845
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 130,863
Community Health Systems, Inc.
160,000 5.625%,  3/15/2027
f
162,950
75,000 6.000%,  1/15/2029
f
75,783
Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Non-Cyclical (5.1%) - continued
$ 205,000 6.875%,  4/15/2029
f
$ 201,413
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 39,046
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 81,112
Coty, Inc.
110,000 5.000%,  4/15/2026
f,h
107,113
CVS Health Corporation
33,000 4.100%,  3/25/2025 33,819
33,000 4.300%,  3/25/2028 34,521
DaVita, Inc.
255,000 4.625%,  6/1/2030
f
238,119
Diageo Capital plc
50,000 1.375%,  9/29/2025 47,350
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
79,600
Embecta Corporation
48,000 6.750%,  2/15/2030
f
48,120
Encompass Health Corporation
235,000 4.500%,  2/1/2028 230,300
Endo Finance, LLC
65,000 9.500%,  7/31/2027
f
57,038
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
22,707
130,000 4.375%,  3/31/2029
f
113,813
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 38,101
General Mills, Inc.
42,000 4.200%,  4/17/2028 43,854
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 62,379
HCA, Inc.
502,000 5.375%,  2/1/2025 522,331
88,000 5.875%,  2/1/2029 96,202
HFC Prestige Products, Inc.
174,000 4.750%,  1/15/2029
f
162,362
HLF Financing SARL, LLC
291,000 4.875%,  6/1/2029
f
255,256
Humana, Inc.
42,000 2.150%,  2/3/2032 36,799
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
33,683
Jazz Investments I, Ltd.,
Convertible
89,000 2.000%,  6/15/2026 107,905
JBS Finance Luxembourg SARL
76,000 2.500%,  1/15/2027
f
70,586
49,000 3.625%,  1/15/2032
f
44,835
JBS USA, LLC
147,000 6.500%,  4/15/2029
f
155,820
80,000 5.500%,  1/15/2030
f
81,782
Kraft Foods Group, Inc.
104,000 5.000%,  6/4/2042 111,082
Kraft Heinz Foods Company
113,000 3.875%,  5/15/2027 114,864
392,000 3.750%,  4/1/2030 390,318
Kroger Company
42,000 4.500%,  1/15/2029 44,718
Mattel, Inc.
297,000 3.375%,  4/1/2026
f
290,788
McKesson Corporation
41,000 0.900%,  12/3/2025 37,645
62,000 1.300%,  8/15/2026 56,920

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Non-Cyclical (5.1%) - continued
Molina Healthcare, Inc.
$ 160,000 4.375%,  6/15/2028
f
$ 158,339
Mozart Debt Merger Sub, Inc.
183,000 3.875%,  4/1/2029
f
169,275
222,000 5.250%,  10/1/2029
f
206,387
Mylan, Inc.
34,000 4.200%,  11/29/2023 34,553
Newell Brands, Inc.
111,000 4.700%,  4/1/2026
g
111,694
Ortho-Clinical Diagnostics, Inc.
135,000 7.250%,  2/1/2028
f
139,050
Owens & Minor, Inc.
103,000 6.625%,  4/1/2030
f
105,988
Par Pharmaceutical, Inc.
140,000 7.500%,  4/1/2027
f
130,641
PepsiCo, Inc.
90,000 1.950%,  10/21/2031 82,148
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 85,787
Pilgrim's Pride Corporation
120,000 3.500%,  3/1/2032
f
104,758
Post Holdings, Inc.
56,000 5.500%,  12/15/2029
f
53,882
119,000 4.500%,  9/15/2031
f
105,433
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,i
45,045
Roche Holdings, Inc.
68,000 2.076%,  12/13/2031
f
62,572
Royalty Pharma plc
97,000 1.200%,  9/2/2025 89,227
Scotts Miracle-Gro Company
150,000 4.500%,  10/15/2029 140,625
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
195,000
Simmons Foods, Inc.
248,000 4.625%,  3/1/2029
f
232,500
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
89,368
60,000 5.500%,  7/15/2030
f
57,600
Stryker Corporation
85,000 3.650%,  3/7/2028 86,424
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
133,944
Sysco Corporation
42,000 5.950%,  4/1/2030 48,719
Takeda Pharmaceutical Company,
Ltd.
93,000 2.050%,  3/31/2030 83,945
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 45,194
435,000 5.125%,  11/1/2027
f
437,047
55,000 6.125%,  10/1/2028
f
55,894
Teva Pharmaceutical Finance
Netherlands III BV
142,000 3.150%,  10/1/2026 128,565
Thermo Fisher Scientific, Inc.
41,000 1.750%,  10/15/2028 37,457
TreeHouse Foods, Inc.
61,000 4.000%,  9/1/2028 51,650
United Natural Foods, Inc.
87,000 6.750%,  10/15/2028
f
89,175
UnitedHealth Group, Inc.
105,000 3.850%,  6/15/2028 109,277
Principal
Amount Long-Term Fixed Income (67.6%) Value
Consumer Non-Cyclical (5.1%) - continued
Universal Health Services, Inc.
$ 62,000 1.650%,  9/1/2026
f
$ 56,873
21,000 2.650%,  1/15/2032
f
18,873
Winnebago Industries, Inc.,
Convertible
41,000 1.500%,  4/1/2025 44,711
Zoetis, Inc.
52,000 3.250%,  2/1/2023 52,359
110,000 3.900%,  8/20/2028 112,909
Total 11,437,769
Energy (4.4%)
Antero Resources Corporation
184,000 5.375%,  3/1/2030
f
187,910
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
164,594
BP Capital Markets America, Inc.
134,000 4.234%,  11/6/2028 140,718
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,i
74,185
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 127,041
Callon Petroleum Company
117,000 8.250%,  7/15/2025 118,170
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 100,680
Cenovus Energy, Inc.
134,000 5.375%,  7/15/2025 141,300
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 90,767
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 102,510
91,000 3.250%,  1/31/2032
f
82,745
Cheniere Energy, Inc.
139,000 4.625%,  10/15/2028 139,466
Chesapeake Energy Corporation
97,000 6.750%,  4/15/2029
f
102,736
CNX Resources Corporation
97,000 6.000%,  1/15/2029
f
97,970
CNX Resources Corporation,
Convertible
69,000 2.250%,  5/1/2026 119,473
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
63,958
95,000 5.875%,  1/15/2030
f
93,603
Continental Resources, Inc.
63,000 4.375%,  1/15/2028 63,869
40,000 5.750%,  1/15/2031
f
43,752
Coterra Energy, Inc.
84,000 4.375%,  6/1/2024
f
85,688
CQP Holdco, LP
113,000 5.500%,  6/15/2031
f
111,011
Devon Energy Corporation
83,000 4.500%,  1/15/2030 85,651
Diamondback Energy, Inc.
21,000 3.125%,  3/24/2031 20,056
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
182,173
35,000 4.375%,  6/15/2031
f
33,512
Enbridge, Inc.
78,000 2.150%,  2/16/2024 76,991

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Energy (4.4%) - continued
$ 42,000 3.700%,  7/15/2027 $ 42,548
139,000 6.250%,  3/1/2078
b
143,890
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
f
93,037
Energy Transfer, LP
42,000 4.200%,  9/15/2023 42,553
116,000 5.875%,  1/15/2024 120,850
50,000 6.750%,  5/15/2025
b,i
48,625
63,000 3.750%,  5/15/2030 61,977
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 205,000
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 43,675
105,000 4.875%,  8/16/2077
b
93,939
EQT Corporation
35,000 3.125%,  5/15/2026
f
33,994
129,000 3.900%,  10/1/2027 128,627
EQT Corporation, Convertible
38,000 1.750%,  5/1/2026 90,060
Equinor ASA
43,000 2.875%,  4/6/2025 43,004
Exxon Mobil Corporation
85,000 2.992%,  3/19/2025 85,380
Ferrellgas, LP
102,000 5.375%,  4/1/2026
f
96,315
Genesis Energy, LP
55,000 6.500%,  10/1/2025 54,246
35,000 8.000%,  1/15/2027 36,005
Halliburton Company
42,000 2.920%,  3/1/2030 40,602
Harvest Midstream, LP
236,000 7.500%,  9/1/2028
f
241,046
Hess Corporation
27,000 3.500%,  7/15/2024 27,167
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
f
123,114
Hilcorp Energy I, LP
115,000 5.750%,  2/1/2029
f
115,069
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
121,931
Kinder Morgan Energy Partners,
LP
64,000 3.450%,  2/15/2023 64,448
Laredo Petroleum, Inc.
222,000 7.750%,  7/31/2029
f
223,396
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 43,297
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 121,583
MPLX, LP
70,000 6.875%,  2/15/2023
b,i
68,600
105,000 1.750%,  3/1/2026 98,388
Murphy Oil Corporation
107,000 5.875%,  12/1/2027 108,872
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
160,000
National Fuel Gas Company
92,000 5.500%,  1/15/2026 97,410
NGL Energy Operating, LLC / NGL
Energy Finance Corporation
110,000 7.500%,  2/1/2026
f
108,206
Principal
Amount Long-Term Fixed Income (67.6%) Value
Energy (4.4%) - continued
NGL Energy Partners, LP
$ 53,000 7.500%,  11/1/2023 $ 50,748
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 152,813
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
f
92,250
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 47,349
80,000 6.450%,  9/15/2036 93,975
ONEOK, Inc.
63,000 2.200%,  9/15/2025 60,328
Ovintiv Exploration, Inc.
87,000 5.625%,  7/1/2024 91,469
42,000 5.375%,  1/1/2026 44,518
PBF Holding Company, LLC
65,000 9.250%,  5/15/2025
f
66,964
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 55,847
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 92,606
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,696
103,000 4.650%,  10/15/2025 105,824
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
118,755
Range Resources Corporation
176,000 4.750%,  2/15/2030
f,h
174,800
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 64,694
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 38,897
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
27,830
SM Energy Company
135,000 6.625%,  1/15/2027
h
138,397
55,000 6.500%,  7/15/2028 56,756
Southwestern Energy Company
70,000 5.375%,  2/1/2029 70,875
133,000 5.375%,  3/15/2030 135,156
71,000 4.750%,  2/1/2032 70,911
Summit Midstream Holdings, LLC
123,000 8.500%,  10/15/2026
f
117,284
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 40,724
Sunoco, LP
145,000 5.875%,  3/15/2028 146,450
95,000 4.500%,  4/30/2030
f
87,522
Tallgrass Energy Finance
Corporation
232,000 5.500%,  1/15/2028
f
224,460
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 116,150
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
96,425
TransCanada Trust
25,000 5.600%,  3/7/2082
b
25,274
Transocean Proteus, Ltd.
37,500 6.250%,  12/1/2024
f
37,219

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Energy (4.4%) - continued
Transocean, Inc.
$ 97,000 11.500%,  1/30/2027
f
$ 100,153
USA Compression Partners, LP
139,000 6.875%,  4/1/2026 140,251
Valero Energy Corporation
90,000 2.800%,  12/1/2031 83,066
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
178,872
70,000 4.125%,  8/15/2031
f
68,681
W&T Offshore, Inc.
52,000 9.750%,  11/1/2023
f
51,740
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
143,164
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,000
Western Midstream Operating, LP
204,000 3.950%,  6/1/2025 205,242
65,000 5.500%,  8/15/2048 64,188
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 38,674
Total 9,735,380
Financials (11.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 68,871
63,000 6.500%,  7/15/2025 66,713
108,000 3.000%,  10/29/2028 99,596
Air Lease Corporation
108,000 4.650%,  6/15/2026
b,i
96,930
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,i
74,115
51,000 2.850%,  1/26/2028
f
45,814
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
f
69,156
Ally Financial, Inc.
227,000 5.750%,  11/20/2025 238,714
96,000 4.700%,  5/15/2026
b,i
90,366
53,000 4.700%,  5/15/2028
b,i
48,230
42,000 8.000%,  11/1/2031 52,682
Altice Financing SA
60,000 5.750%,  8/15/2029
f
54,545
American Express Company
36,000 3.400%,  2/22/2024 36,490
77,000 2.250%,  3/4/2025 75,614
50,000 3.550%,  9/15/2026
b,i
45,565
69,000 2.550%,  3/4/2027 67,090
American Finance Trust, Inc.
106,000 4.500%,  9/30/2028
f
95,413
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 44,140
American International Group, Inc.
84,000 4.200%,  4/1/2028 87,181
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
f
76,802
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,989
118,000 3.875%,  1/15/2026 115,755
Ares Capital Corporation,
Convertible
41,000 4.625%,  3/1/2024 46,293
Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 96,000 2.950%,  7/22/2030
b,f
$ 92,432
Aviation Capital Group, LLC
73,000 5.500%,  12/15/2024
f
75,135
41,000 4.875%,  10/1/2025
f
41,587
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
94,671
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 4/18/2022
b,i
36,216
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
27,132
Banco Santander SA
55,000 4.750%,  11/12/2026
b,i
50,710
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
73,184
117,000 3.550%,  3/5/2024
b
117,668
78,000 3.864%,  7/23/2024
b
78,882
87,000 4.200%,  8/26/2024 89,114
213,000 6.250%,  9/5/2024
b,i
220,178
36,000 3.458%,  3/15/2025
b
36,217
44,000 6.100%,  3/17/2025
b,i
45,894
102,000 1.319%,  6/19/2026
b
95,591
111,000 1.197%,  10/24/2026
b
102,584
85,000 4.375%,  1/27/2027
b,i
79,883
61,000 1.734%,  7/22/2027
b
56,650
86,000 5.875%,  3/15/2028
b,i
86,843
126,000 3.593%,  7/21/2028
b
126,219
168,000 3.974%,  2/7/2030
b
170,712
84,000 2.687%,  4/22/2032
b
77,249
62,000 2.572%,  10/20/2032
b
56,337
92,000 2.972%,  2/4/2033
b
86,203
45,000 3.846%,  3/8/2037
b
43,093
Bank of Montreal
46,000 3.088%,  1/10/2037
b
41,799
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
22,528
63,000 3.400%,  1/29/2028 63,877
Bank of Nova Scotia
116,000 4.900%,  6/4/2025
b,i
116,000
41,000 1.050%,  3/2/2026 37,611
Barclays plc
99,000 4.338%,  5/16/2024
b
100,513
46,000 8.000%,  6/15/2024
b,i
48,599
41,000 4.375%,  9/11/2024 41,537
49,000 2.852%,  5/7/2026
b
47,592
64,000 4.972%,  5/16/2029
b
66,950
Berkshire Hathaway Finance
Corporation
46,000 2.875%,  3/15/2032 44,602
Blackstone Private Credit Fund
67,000 4.000%,  1/15/2029
f
62,030
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
56,815
58,000 2.819%,  11/19/2025
b,f
56,629
66,000 3.132%,  1/20/2033
b,f
61,081
Boston Properties, LP
42,000 2.550%,  4/1/2032 37,878
BPCE SA
40,000 2.375%,  1/14/2025
f
38,532
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 75,799

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
Canadian Imperial Bank of
Commerce
$ 46,000 3.600%,  4/7/2032
e
$ 45,782
CANPACK SA
230,000 3.125%,  11/1/2025
f
211,025
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 51,384
60,000 2.280%,  1/28/2026
b
58,215
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,i
22,322
69,000 3.273%,  3/1/2030
b
66,623
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
f
84,735
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
98,880
96,000 4.000%,  6/1/2026
b,i
91,920
25,000 5.000%,  6/1/2027
b,i
24,908
63,000 2.000%,  3/20/2028 58,965
105,000 4.000%,  12/1/2030
b,i
94,303
45,000 2.900%,  3/3/2032 43,326
Chobani, LLC
84,000 7.500%,  4/15/2025
f
81,211
150,000 4.625%,  11/15/2028
f
138,375
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,i
88,933
84,000 5.000%,  9/12/2024
b,i
83,160
105,000 3.352%,  4/24/2025
b
105,250
42,000 5.950%,  5/15/2025
b,i
42,811
100,000 5.500%,  9/13/2025 106,774
44,000 4.000%,  12/10/2025
b,i
42,240
140,000 3.875%,  2/18/2026
b,i
131,950
45,000 4.150%,  11/15/2026
b,i
42,159
148,000 1.122%,  1/28/2027
b
135,774
83,000 1.462%,  6/9/2027
b
76,226
98,000 3.070%,  2/24/2028
b
95,448
168,000 4.075%,  4/23/2029
b
171,222
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
44,040
CNA Financial Corporation
36,000 3.950%,  5/15/2024 36,559
Coinbase Global, Inc.
70,000 3.625%,  10/1/2031
f
59,675
Coinbase Global, Inc., Convertible
142,000 0.500%,  6/1/2026
f
132,202
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
22,825
Commerzbank AG
89,000 8.125%,  9/19/2023
f
94,006
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
45,367
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
38,267
Corebridge Financial, Inc.
46,000 3.850%,  4/5/2029
f
45,958
24,000 3.900%,  4/5/2032
f
23,964
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 78,129
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
f
184,661
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,i
48,924
42,000 3.250%,  1/14/2030
f
39,836
Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
Credit Suisse Group AG
$ 59,000 6.500%,  8/8/2023
f
$ 60,475
54,000 7.500%,  12/11/2023
b,f,i
55,822
39,000 2.593%,  9/11/2025
b,f
37,674
24,000 7.250%,  9/12/2025
b,f,i
24,270
43,000 3.869%,  1/12/2029
b,f
41,961
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 54,556
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,h,i
113,423
Deutsche Bank AG
200,000 6.000%,  10/30/2025
b,i
195,000
143,000 2.129%,  11/24/2026
b
132,560
90,000 2.311%,  11/16/2027
b
82,477
68,000 3.742%,  1/7/2033
b
60,098
Discover Bank
84,000 4.682%,  8/9/2028
b
85,180
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
164,537
EPR Properties
62,000 3.600%,  11/15/2031 56,209
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 62,887
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
39,300
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 42,638
First Horizon Bank
62,000 5.750%,  5/1/2030 70,095
First Horizon National Corporation
49,000 3.550%,  5/26/2023 49,286
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 105,093
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
f
102,204
FNB Corporation
81,000 2.200%,  2/24/2023 80,516
Fortress Transportation and
Infrastructure Investors, LLC
75,000 6.500%,  10/1/2025
f
74,437
51,000 9.750%,  8/1/2027
f
53,283
130,000 5.500%,  5/1/2028
f
118,189
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 39,695
42,000 2.625%,  1/15/2027 38,463
FTI Consulting, Inc., Convertible
27,000 2.000%,  8/15/2023 42,874
Genworth Mortgage Holdings, Inc.
78,000 6.500%,  8/15/2025
f
80,469
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
f
165,596
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
80,958
68,000 3.625%,  2/20/2024 68,865
111,000 5.500%,  8/10/2024
b,h,i
113,253
72,000 4.400%,  2/10/2025
b,i
68,400
44,000 3.500%,  4/1/2025 44,328
61,000 4.250%,  10/21/2025 62,479
62,000 0.855%,  2/12/2026
b
57,761

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
$ 75,000 3.650%,  8/10/2026
b,i
$ 68,625
45,000 4.125%,  11/10/2026
b,i
42,199
135,000 1.948%,  10/21/2027
b
125,462
45,000 2.640%,  2/24/2028
b
43,026
50,000 3.615%,  3/15/2028
b
49,930
84,000 3.814%,  4/23/2029
b
84,609
42,000 3.800%,  3/15/2030 42,279
42,000 2.615%,  4/22/2032
b
38,172
42,000 2.383%,  7/21/2032
b
37,200
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 39,949
64,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
56,512
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
49,231
24,000 6.375%,  3/30/2025
b,i
24,832
49,000 2.633%,  11/7/2025
b
47,795
37,000 1.645%,  4/18/2026
b
34,816
49,000 1.589%,  5/24/2027
b
44,723
106,000 2.251%,  11/22/2027
b
98,764
42,000 6.500%,  3/23/2028
b,i
42,735
118,000 4.583%,  6/19/2029
b
121,410
111,000 4.600%,  12/17/2030
b,i
99,067
50,000 2.804%,  5/24/2032
b
45,432
72,000 6.500%,  9/15/2037 87,672
HUB International, Ltd.
56,000 7.000%,  5/1/2026
f
56,647
92,000 5.625%,  12/1/2029
f
87,860
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
65,340
Icahn Enterprises, LP
168,000 4.750%,  9/15/2024 168,764
115,000 6.375%,  12/15/2025 115,862
202,000 5.250%,  5/15/2027 198,248
ING Groep NV
84,000 1.726%,  4/1/2027
b
77,477
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 61,486
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
163,144
iStar, Inc.
140,000 4.250%,  8/1/2025 137,725
iStar, Inc., Convertible
42,000 3.125%,  9/15/2022 71,316
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,i
48,240
44,000 6.000%,  8/1/2023
b,i
44,550
44,000 6.750%,  2/1/2024
b,i
45,917
49,000 1.514%,  6/1/2024
b
48,337
234,000 5.000%,  8/1/2024
b,i
233,222
87,000 3.875%,  9/10/2024 88,867
176,000 4.023%,  12/5/2024
b
178,817
66,000 4.600%,  2/1/2025
b,i
63,608
44,000 2.083%,  4/22/2026
b
42,460
50,000 3.650%,  6/1/2026
b,i
46,750
129,000 1.045%,  11/19/2026
b
119,102
84,000 1.578%,  4/22/2027
b
78,236
105,000 2.947%,  2/24/2028
b
102,467
126,000 4.005%,  4/23/2029
b
128,822
41,000 2.069%,  6/1/2029
b
37,784
168,000 4.493%,  3/24/2031
b
178,070
45,000 2.963%,  1/25/2033
b
42,424
Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
Jefferies Finance, LLC
$ 162,000 5.000%,  8/15/2028
f
$ 155,112
KeyBank NA
63,000 3.900%,  4/13/2029 63,946
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 85,212
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 14,490
Life Storage, LP
41,000 2.400%,  10/15/2031 36,132
Lincoln National Corporation
40,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
33,012
42,000 3.800%,  3/1/2028 42,473
Lloyds Banking Group plc
75,000 3.900%,  3/12/2024 76,145
46,000 7.500%,  6/27/2024
b,i
48,299
84,000 1.627%,  5/11/2027
b
77,024
69,000 3.369%,  12/14/2046
b
57,728
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
85,408
M&T Bank Corporation
55,000 3.500%,  9/1/2026
b,i
49,430
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
74,907
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 41,202
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,i
53,255
99,000 5.875%,  3/15/2028
b,i
99,110
MGM Growth Properties Operating
Partnership, LP
137,000 4.625%,  6/15/2025
f
138,028
45,000 4.500%,  9/1/2026 45,225
132,000 5.750%,  2/1/2027 139,425
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 86,729
Mitsubishi UFJ Financial Group,
Inc.
63,000 3.455%,  3/2/2023 63,659
36,000 3.407%,  3/7/2024 36,369
49,000 1.412%,  7/17/2025 45,905
81,000 1.538%,  7/20/2027
b
74,347
63,000 3.741%,  3/7/2029 63,582
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
55,991
84,000 2.564%,  9/13/2031 73,416
Morgan Stanley
81,000 4.100%,  5/22/2023 82,452
41,000 0.560%,  11/10/2023
b
40,523
36,000 2.720%,  7/22/2025
b
35,639
82,000 1.164%,  10/21/2025
b
77,895
29,000 5.000%,  11/24/2025 30,569
115,000 2.630%,  2/18/2026
b
112,808
89,000 2.188%,  4/28/2026
b
85,971
61,000 0.985%,  12/10/2026
b
55,944
84,000 1.593%,  5/4/2027
b
78,043
82,000 1.512%,  7/20/2027
b
75,375
126,000 3.622%,  4/1/2031
b
125,345
45,000 2.943%,  1/21/2033
b
42,198
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 71,642

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
$ 80,000 4.625%,  8/1/2029 $ 79,200
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 38,630
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
105,830
NatWest Group plc
34,000 6.125%,  12/15/2022 34,813
30,000 6.100%,  6/10/2023 30,947
58,000 4.269%,  3/22/2025
b
58,673
42,000 4.892%,  5/18/2029
b
43,658
63,000 3.754%,  11/1/2029
b
62,501
50,000 4.600%,  6/28/2031
b,i
44,000
Navient Corporation
97,000 5.500%,  1/25/2023 98,213
44,000 6.750%,  6/25/2025 45,202
40,000 5.000%,  3/15/2027 38,100
Nippon Life Insurance Company
125,000 2.900%,  9/16/2051
b,f
113,158
123,000 5.100%,  10/16/2044
b,f
126,536
73,000 3.400%,  1/23/2050
b,f
69,168
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 55,639
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 43,731
42,000 3.375%,  2/1/2031 38,476
OneMain Finance Corporation
130,000 6.875%,  3/15/2025 136,698
110,000 7.125%,  3/15/2026 117,578
55,000 3.500%,  1/15/2027 50,875
130,000 6.625%,  1/15/2028 136,175
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 39,956
OWL Rock Core Income
Corporation
68,000 4.700%,  2/8/2027
f
65,401
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
19,740
63,000 3.750%,  6/17/2026
f
60,223
Park Intermediate Holdings, LLC
45,000 4.875%,  5/15/2029
f
42,185
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 41,113
Pebblebrook Hotel Trust,
Convertible
49,000 1.750%,  12/15/2026 56,179
PennyMac Financial Services, Inc.
110,000 4.250%,  2/15/2029
f
94,380
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
43,692
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
119,003
PNC Bank NA
42,000 2.700%,  10/22/2029 40,325
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
b,i
45,025
PRA Group, Inc.
77,000 7.375%,  9/1/2025
f
80,243
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
56,699
Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
Provident Financing Trust I
$ 22,000 7.405%,  3/15/2038 $ 25,795
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
45,491
95,000 5.625%,  6/15/2043
b
95,594
129,000 5.200%,  3/15/2044
b
128,681
22,000 3.700%,  10/1/2050
b
20,161
Radian Group, Inc.
97,000 4.875%,  3/15/2027 97,485
Realty Income Corporation
41,000 4.875%,  6/1/2026 43,250
63,000 3.950%,  8/15/2027 64,717
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,i
45,815
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 58,335
Rocket Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
86,816
Royal Bank of Canada
82,000 0.750%,  10/7/2024 77,784
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 83,393
47,000 2.490%,  1/6/2028
b
43,851
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
73,696
63,000 3.823%,  11/3/2028
b
61,949
Service Properties Trust
117,000 4.650%,  3/15/2024 112,617
50,000 4.750%,  10/1/2026 45,750
56,000 4.950%,  2/15/2027 51,750
80,000 5.500%,  12/15/2027 77,160
Simon Property Group, LP
67,000 2.000%,  9/13/2024 65,762
82,000 2.650%,  7/15/2030 77,331
Societe Generale SA
48,000 2.625%,  10/16/2024
f
46,675
44,000 8.000%,  9/29/2025
b,f,i
47,527
49,000 1.488%,  12/14/2026
b,f
44,297
Spirit Realty, LP
93,000 2.100%,  3/15/2028 84,199
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,f
61,416
49,000 0.991%,  1/12/2025
b,f
46,809
60,000 6.000%,  7/26/2025
b,f,i
61,875
66,000 2.608%,  1/12/2028
b,f
61,703
Starwood Property Trust, Inc.,
Convertible
23,000 4.375%,  4/1/2023 23,489
State Street Corporation
41,000 2.354%,  11/1/2025
b
40,412
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,f
120,150
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 47,153
66,000 2.174%,  1/14/2027 62,376
63,000 3.544%,  1/17/2028 62,504
63,000 2.142%,  9/23/2030 55,236
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
37,996
SVB Financial Group
100,000 4.000%,  5/15/2026
b,i
92,500

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Financials (11.0%) - continued
$ 54,000 4.250%,  11/15/2026
b,i
$ 49,950
Synchrony Financial
42,000 4.250%,  8/15/2024 42,586
84,000 3.700%,  8/4/2026 83,507
Truist Bank
42,000 2.250%,  3/11/2030 38,497
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
111,616
42,000 1.887%,  6/7/2029
b
38,175
45,000 5.100%,  3/1/2030
b,i
45,630
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
54,300
UBS Group AG
49,000 1.364%,  1/30/2027
b,f
45,016
UDR, Inc.
94,000 3.000%,  8/15/2031 89,205
United Wholesale Mortgage, LLC
130,000 5.500%,  4/15/2029
f
115,833
USB Realty Corporation
109,000
1.386%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
90,743
Ventas Realty, LP
34,000 3.750%,  5/1/2024 34,375
VICI Properties, LP
70,000 4.250%,  12/1/2026
f
69,706
30,000 3.750%,  2/15/2027
f
29,175
115,000 4.625%,  12/1/2029
f
114,713
Wells Fargo & Company
69,000 4.125%,  8/15/2023 70,537
80,000 2.406%,  10/30/2025
b
78,314
65,000 3.900%,  3/15/2026
b,i
62,306
106,000 2.188%,  4/30/2026
b
102,252
50,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,513
46,000 3.526%,  3/24/2028
b
45,908
99,000 3.584%,  5/22/2028
b
98,839
99,000 4.478%,  4/4/2031
b
104,831
Welltower, Inc.
41,000 2.050%,  1/15/2029 37,310
63,000 2.800%,  6/1/2031 58,712
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
62,097
Willis North America, Inc.
84,000 4.500%,  9/15/2028 86,313
Total 24,457,836
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
f
47,425
Total 47,425
Mortgage-Backed Securities (11.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
775,000 2.000%,  4/1/2037
e
752,689
1,275,000 2.000%,  5/1/2037
e
1,235,530
2,550,000 2.500%,  5/1/2037
e
2,513,067
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,182,925 2.000%,  3/1/2051 1,101,292
Principal
Amount Long-Term Fixed Income (67.6%) Value
Mortgage-Backed Securities (11.6%) -
continued
$ 3,800,000 2.000%,  4/1/2052
e
$ 3,527,320
1,775,000 2.500%,  4/1/2052
e
1,693,461
100,000 2.000%,  5/1/2052
e
92,641
4,725,000 2.500%,  5/1/2052
e
4,498,601
6,175,000 3.000%,  5/1/2049
e
6,025,795
4,525,000 3.500%,  5/1/2049
e
4,517,171
Total 25,957,567
Technology (2.6%)
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 51,246
49,000 0.375%,  9/1/2027 56,325
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 18,445
Apple, Inc.
125,000 2.200%,  9/11/2029 119,132
90,000 1.650%,  2/8/2031 80,995
Baidu, Inc.
52,000 3.075%,  4/7/2025 51,162
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
144,050
Block, Inc., Convertible
9,000 0.500%,  5/15/2023 16,313
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
84,000 3.125%,  1/15/2025 83,541
63,000 3.875%,  1/15/2027 63,421
Broadcom, Inc.
46,000 4.000%,  4/15/2029
c,e,f
45,977
84,000 5.000%,  4/15/2030 89,291
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
f
116,495
CommScope, Inc.
80,000 7.125%,  7/1/2028
f
72,270
Dell International, LLC
24,000 5.450%,  6/15/2023 24,723
63,000 5.850%,  7/15/2025 67,242
32,000 5.300%,  10/1/2029 34,856
Fiserv, Inc.
68,000 2.750%,  7/1/2024 67,791
99,000 4.200%,  10/1/2028 102,051
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
178,125
115,000 3.750%,  10/1/2030
f
107,956
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,634
42,000 3.200%,  8/15/2029 39,901
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 34,967
InterDigital, Inc., Convertible
13,000 2.000%,  6/1/2024 13,309
Intuit, Inc.
41,000 0.950%,  7/15/2025 38,425
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
116,984
119,000 4.875%,  9/15/2029
f
113,273
170,000 4.500%,  2/15/2031
f
156,997
Jabil, Inc.
42,000 1.700%,  4/15/2026 38,880

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Technology (2.6%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 83,000 0.250%,  3/15/2024 $ 137,158
Marvell Technology, Inc.
42,000 4.200%,  6/22/2023 42,675
42,000 2.950%,  4/15/2031 38,822
Micron Technology, Inc.
78,000 4.975%,  2/6/2026 81,695
Minerva Merger Sub, Inc.
145,000 6.500%,  2/15/2030
f
140,668
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
116,542
NCR Corporation
292,000 6.125%,  9/1/2029
f
292,730
Nielsen Finance, LLC
20,000 4.500%,  7/15/2029
f
19,950
NortonLifeLock, Inc., Convertible
62,000 2.000%,  8/15/2022 81,685
NVIDIA Corporation
21,000 2.850%,  4/1/2030 20,661
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024
f
45,212
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025
f
20,354
42,000 4.300%,  6/18/2029
f
43,357
Open Text Corporation
175,000 4.125%,  2/15/2030
f
165,934
Oracle Corporation
105,000 2.500%,  4/1/2025 102,554
105,000 2.950%,  4/1/2030 96,869
Panasonic Corporation
52,000 2.536%,  7/19/2022
f
52,070
Progress Software Corporation,
Convertible
9,000 1.000%,  4/15/2026
f
8,946
PTC, Inc.
65,000 3.625%,  2/15/2025
f
64,269
85,000 4.000%,  2/15/2028
f
82,813
Qorvo, Inc.
125,000 3.375%,  4/1/2031
f
113,669
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
108,456
Sabre GLBL, Inc., Convertible
16,000 4.000%,  4/15/2025 26,248
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031 37,509
Seagate HDD Cayman
220,000 3.125%,  7/15/2029 197,450
187,000 3.375%,  7/15/2031 166,265
Sensata Technologies, Inc.
245,000 3.750%,  2/15/2031
f
226,625
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
f
38,900
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
319,382
Switch, Ltd.
210,000 3.750%,  9/15/2028
f
203,646
Tencent Holdings, Ltd.
50,000 2.880%,  4/22/2031
f,h
45,670
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026
f
18,770
Principal
Amount Long-Term Fixed Income (67.6%) Value
Technology (2.6%) - continued
Viavi Solutions, Inc.
$ 106,000 3.750%,  10/1/2029
f
$ 99,473
Viavi Solutions, Inc., Convertible
8,000 1.000%,  3/1/2024 10,375
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  6/15/2025 36,863
VMware, Inc.
82,000 1.400%,  8/15/2026 75,280
61,000 2.200%,  8/15/2031 53,706
Ziff Davis, Inc., Convertible
115,000 1.750%,  11/1/2026
f
129,663
Total 5,723,691
Transportation (1.4%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
48,000
Air Canada
30,000 3.875%,  8/15/2026
f
28,312
Air Canada Pass Through Trust
7,633 3.875%,  3/15/2023
f
7,546
Air Lease Corporation
40,000 2.300%,  2/1/2025 38,475
11,000 3.375%,  7/1/2025 10,841
52,000 3.125%,  12/1/2030 48,075
Air Transport Services Group, Inc.,
Convertible
20,000 1.125%,  10/15/2024 23,701
American Airlines, Inc.
268,000 11.750%,  7/15/2025
f
312,887
309,000 5.500%,  4/20/2026
f
311,317
Aon Corporation/Aon Global
Holdings plc
44,000 2.600%,  12/2/2031 40,522
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
93,596
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 83,835
45,000 2.450%,  12/2/2031 41,794
CSX Corporation
42,000 4.250%,  3/15/2029 44,540
Delta Air Lines, Inc.
62,000 7.000%,  5/1/2025
f
66,409
95,073 4.500%,  10/20/2025
f
95,625
26,000 7.375%,  1/15/2026 28,236
91,000 4.375%,  4/19/2028 87,276
Greenbrier Companies, Inc.,
Convertible
67,000 2.875%,  4/15/2028
f
77,364
Hawaiian Brand Intellectual
Property, Ltd.
29,000 5.750%,  1/20/2026
f
29,017
Hertz Corporation
92,000 4.625%,  12/1/2026
f
85,912
110,000 5.000%,  12/1/2029
f
99,550
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 35,133
JetBlue Airways Corporation,
Convertible
45,000 0.500%,  4/1/2026
f
41,870
Meritor, Inc., Convertible
61,000 3.250%,  10/15/2037 66,832

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Transportation (1.4%) - continued
Mileage Plus Holdings, LLC
$ 126,000 6.500%,  6/20/2027
f
$ 131,355
NCL Corporation, Ltd.
190,000 3.625%,  12/15/2024
f
179,075
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
f
37,630
42,000 1.700%,  6/15/2026
f
38,971
Ryder System, Inc.
51,000 2.850%,  3/1/2027 49,453
Southwest Airlines Company
42,000 5.125%,  6/15/2027 44,899
50,000 2.625%,  2/10/2030 45,604
Southwest Airlines Company,
Convertible
63,000 1.250%,  5/1/2025 85,491
Union Pacific Corporation
55,000 3.750%,  7/15/2025 56,362
42,000 2.150%,  2/5/2027 40,345
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 35,228
United Airlines, Inc.
186,000 4.375%,  4/15/2026
f
182,964
96,000 4.625%,  4/15/2029
f
91,291
VistaJet Malta Finance plc
127,000 6.375%,  2/1/2030
f
119,490
XPO Logistics, Inc.
80,000 6.250%,  5/1/2025
f
82,686
Total 3,067,509
Utilities (1.8%)
AES Corporation
81,000 3.950%,  7/15/2030
f
80,243
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
b
60,606
Ameren Corporation
52,000 1.750%,  3/15/2028 47,540
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
b
115,480
67,000 2.031%,  3/15/2024 65,840
42,000 2.300%,  3/1/2030 38,262
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 60,817
Calpine Corporation
200,000 4.500%,  2/15/2028
f
195,096
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,413
62,000 1.450%,  6/1/2026 57,461
63,000 2.650%,  6/1/2031 58,112
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 33,930
89,000 4.650%,  12/15/2024
b,i
88,110
70,000 4.350%,  1/15/2027
b,i
67,694
52,000 3.375%,  4/1/2030 51,299
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
44,318
24,000 4.875%,  9/16/2024
b,i
24,255
98,000 3.150%,  8/15/2027 96,930
52,000 2.450%,  6/1/2030 47,911
Principal
Amount Long-Term Fixed Income (67.6%) Value
Utilities (1.8%) - continued
Edison International
$ 58,000 4.950%,  4/15/2025 $ 59,339
145,000 5.000%,  12/15/2026
b,i
136,083
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
74,350
Energy Transfer, LP
48,000 6.500%,  11/15/2026
b,i
47,174
Entergy Corporation
41,000 0.900%,  9/15/2025 37,598
42,000 1.900%,  6/15/2028 37,977
Evergy, Inc.
35,000 2.450%,  9/15/2024 34,342
Exelon Corporation
42,000 4.050%,  4/15/2030 43,354
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
95,861
FirstEnergy Corporation
59,000 3.350%,  7/15/2022 58,926
Jersey Central Power & Light
Company
21,000 2.750%,  3/1/2032
f
19,555
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
59,858
42,000 2.250%,  6/1/2030 38,445
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
192,806
NextEra Energy Partners, LP,
Convertible
112,000 Zero Coupon,  11/15/2025
f
126,713
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
47,040
42,000 2.950%,  9/1/2029 40,024
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
49,835
270,000 3.375%,  2/15/2029
f
240,006
60,000 5.250%,  6/15/2029
f
58,634
NRG Energy, Inc., Convertible
45,000 2.750%,  6/1/2048 49,319
PG&E Corporation
130,000 5.000%,  7/1/2028 125,658
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 35,922
Sempra Energy
65,000 4.125%,  4/1/2052
b
60,677
44,000 4.875%,  10/15/2025
b,i
44,220
63,000 3.400%,  2/1/2028 62,789
Southern Company
125,000 4.000%,  1/15/2051
b
120,938
92,000 3.750%,  9/15/2051
b
84,829
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 157,131
85,000 5.000%,  6/1/2031
f
79,688
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
234,001
TransCanada Trust
90,000 5.875%,  8/15/2076
b
90,970
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
f
157,410

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (67.6%) Value
Utilities (1.8%) - continued
Xcel Energy, Inc.
$ 51,000 4.000%,  6/15/2028 $ 51,763
Total 4,120,552
Total Long-Term Fixed Income
(cost $155,990,473) 150,512,276
Shares
Registered Investment
Companies ( 15.4% ) Value
Unaffiliated  (3.1%)
27,984 Aberdeen Asia-Pacific Income
Fund, Inc. 94,586
10,675 AllianceBernstein Global High
Income Fund, Inc. 119,346
15,014 Allspring Income Opportunities
Fund 118,611
7,181 BlackRock Core Bond Trust 93,353
8,529 BlackRock Corporate High Yield
Fund, Inc. 91,857
9,005 BlackRock Credit Allocation
Income Trust 113,103
600 BlackRock Enhanced Equity
Dividend Trust 5,940
8,249 BlackRock Enhanced Global
Dividend Trust 93,296
1,950 BlackRock Enhanced International
Dividend Trust 11,213
1,000 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,020
4,600 BlackRock Income Trust, Inc. 23,598
6,666 BlackRock Multi-Sector Income
Trust 109,856
3,771 Blackstone Strategic Credit Fund
h
49,212
1,050 Brookfield Real Assets Income
Fund, Inc. 21,777
10,114 Eaton Vance Limited Duration
Income Fund 118,334
2,502 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 24,294
6,887 First Trust High Income Long/Short
Fund 92,699
4,383 Invesco Dynamic Credit
Opportunities Fund
c
51,006
861 Invesco Senior Loan ETF 18,744
12,500 iShares S&P U.S. Preferred Stock
Index Fund
h
455,250
20,025 Nuveen Credit Strategies Income
Fund 123,754
2,550 Nuveen Preferred Income
Opportunities Fund 21,879
3,000 Nuveen Quality Preferred Income
Fund II 25,200
9,550 PGIM Global High Yield Fund, Inc. 127,683
8,521 PGIM High Yield Bond Fund, Inc. 122,276
2,802 Pimco Dynamic Income Fund 68,285
16,174 SPDR Bloomberg High Yield Bond
ETF
h
1,657,835
80,201 SPDR Bloomberg Short Term High
Yield Bond ETF
h
2,104,474
1,662 Tri-Continental Corporation 51,256
1,045 Vanguard Intermediate-Term
Corporate Bond ETF 89,912
5,085 Vanguard Short-Term Corporate
Bond ETF
h
397,088
Shares
Registered Investment
Companies (15.4%) Value
Unaffiliated  (3.1%)- continued
5,300 Virtus AllianzGI Convertible &
Income Fund $ 26,659
850 Virtus AllianzGI Equity &
Convertible Income Fund 23,069
5,605 Virtus Dividend, Interest &
Premium Strategy Fund 80,656
8,264 Voya Global Equity Dividend &
Premium Opportunity Fund 48,427
19,193 Western Asset High Income
Opportunity Fund, Inc. 85,793
Total 6,773,341
Affiliated  (12.3%)
3,159,186 Thrivent Core Emerging Markets
Debt Fund 27,326,962
Total 27,326,962
Total Registered Investment
Companies (cost $37,535,582) 34,100,303
Shares
Collateral Held for Securities
Loaned ( 2.2% ) Value
4,907,849 Thrivent Cash Management Trust 4,907,849
Total Collateral Held for
Securities Loaned
(cost $4,907,849) 4,907,849
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
6,550 AT&T, Inc., 4.750%
i
143,314
607 Paramount Global, Convertible,
5.750% 33,719
3,500 Telephone and Data Systems, Inc.,
6.000%
i
80,885
Total 257,918
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
22,525
Total 22,525
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
59,069
825 Energy Transfer, LP, 7.600%
b,i
20,427
1,736 NuStar Logistics, LP, 6.975%
b
43,417
Total 122,913
Financials (0.7%)
1,750 Aegon Funding Corporation II,
5.100% 42,507
3,700 Allstate Corporation, 5.100%
i
91,908
1,000 American International Group, Inc.
5.850%
i
25,960
2,700 Bank of America Corporation,
4.250%
h,i
58,293
2,200 Bank of America Corporation,
5.000%
i
53,196
1,000 Bank of America Corporation,
5.375%
i
25,280
3,050 Capital One Financial Corporation,
5.000%
i
70,363
1,445 Cobank ACB, 6.250%
b,i
146,133
4,275 Equitable Holdings, Inc., 5.250%
i
100,847
70 First Horizon Bank, 3.750%
b,f,i
60,900

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.7%) - continued
1,150 First Horizon Corporation, 6.500%
i
$ 30,308
4,000 First Republic Bank, 4.500%
i
88,320
3,700 J.P. Morgan Chase & Company,
4.200%
i
77,996
4,050 J.P. Morgan Chase & Company,
4.750%
i
92,948
1,750 J.P. Morgan Chase & Company,
5.750%
i
44,958
3,080 Morgan Stanley, 5.850%
b,i
80,542
3,700 Morgan Stanley, 7.125%
b,i
98,679
800 Regions Financial Corporation,
5.700%
b,i
20,856
425 Synovus Financial Corporation,
5.875%
b,i
11,135
2,650 Truist Financial Corporation,
4.750%
i
60,659
3,500 Wells Fargo & Company, 4.250%
i
72,415
148 Wells Fargo & Company,
Convertible, 7.500%
i
196,100
Total 1,550,303
Health Care (<0.1%)
848 Becton, Dickinson and Company,
Convertible, 6.000% 44,791
545 Boston Scientific Corporation,
Convertible, 5.500% 63,460
Total 108,251
Industrials (<0.1%)
385 Stanley Black & Decker, Inc.,
Convertible, 5.250% 33,846
Total 33,846
Real Estate (0.1%)
2,000 Public Storage, 3.950%
i
40,700
3,200 Public Storage, 4.125%
i
69,632
668 Public Storage, 4.625%
i
15,551
175 Public Storage, 4.700%
i
4,079
Total 129,962
Utilities (0.2%)
879 AES Corporation, Convertible,
6.875% 86,959
455 American Electric Power
Company, Inc., Convertible,
6.125% 25,421
5,025 CMS Energy Corporation, 4.200%
i
105,425
1,596 NextEra Energy, Inc., Convertible,
4.872% 98,617
759 NextEra Energy, Inc., Convertible,
5.279% 39,582
89 NiSource, Inc., Convertible,
7.750% 10,589
3,525 Southern Company, 4.950% 85,058
1,748 Southern Company, Convertible,
6.750% 95,458
Total 547,109
Total Preferred Stock
(cost $2,955,669) 2,772,827
Shares Common Stock ( 1.1% ) Value
Communications Services (0.1%)
174 Charter Communications, Inc.
l
94,921
133 Paramount Global 5,029
Shares Common Stock (1.1%) Value
Communications Services (0.1%) - continued
1,192 Twitter, Inc.
l
$ 46,118
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
5,049
Total 151,117
Consumer Discretionary (0.1%)
854 Bloomin' Brands, Inc. 18,737
27 Booking Holdings, Inc.
l
63,408
409 Dick's Sporting Goods, Inc. 40,908
191 Expedia Group, Inc.
l
37,373
1,385 Ford Motor Company 23,421
452 Under Armour, Inc., Class C
l
7,033
56 Vail Resorts, Inc. 14,575
Total 205,455
Energy (0.1%)
372 CNX Resources Corporation
l
7,708
1,425 EQT Corporation 49,034
498 Pioneer Natural Resources
Company 124,515
Total 181,257
Financials (0.1%)
15 Ares Capital Corporation 314
308 Bank of America Corporation 12,696
2,000 BlackRock TCP Capital
Corporation 28,600
716 Blackstone Mortgage Trust, Inc. 22,762
1,009 FS KKR Capital Corporation 23,025
1,705 Golub Capital BDC, Inc. 25,933
290 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 13,755
1,446 KKR & Company, Inc. 84,548
602 Sixth Street Specialty Lending, Inc. 14,020
365 Wells Fargo & Company 17,688
Total 243,341
Health Care (0.2%)
342 Anthem, Inc. 167,997
80 Becton, Dickinson and Company 21,280
448 Boston Scientific Corporation
l
19,842
592 Danaher Corporation 173,651
34 Illumina, Inc.
l
11,879
1,316 Ionis Pharmaceuticals, Inc.
l
48,745
92 Jazz Pharmaceuticals, Inc.
l
14,322
Total 457,716
Industrials (0.1%)
524 Aerojet Rocketdyne Holdings, Inc.
l
20,619
709 Chart Industries, Inc.
l
121,785
186 FTI Consulting, Inc.
l
29,243
898 JetBlue Airways Corporation
l
13,425
655 Kaman Corporation 28,479
102 Patrick Industries, Inc. 6,151
555 Southwest Airlines Company
l
25,419
Total 245,121
Information Technology (0.3%)
119 Akamai Technologies, Inc.
l
14,208
526 Block, Inc.
l
71,326
358 Broadcom, Inc. 225,426
637 II-VI, Inc.
h,l
46,176
194 InterDigital, Inc. 12,377
42 Lumentum Holdings, Inc.
l
4,099

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.1%) Value
Information Technology (0.3%) - continued
1,485 Microchip Technology, Inc. $ 111,583
414 NortonLifeLock, Inc. 10,979
2,303 ON Semiconductor Corporation
l
144,191
3,191 Sabre Corporation
l
36,473
35 ServiceNow, Inc.
l
19,491
450 SunPower Corporation
l
9,666
95 Teradyne, Inc. 11,232
216 Western Digital Corporation
l
10,724
Total 727,951
Real Estate (<0.1%)
422 iStar, Inc. 9,879
1,756 LXP Industrial Trust 27,569
296 MGIC Investment Corporation 4,011
885 Pebblebrook Hotel Trust 21,665
Total 63,124
Utilities (0.1%)
254 American Electric Power
Company, Inc. 25,341
696 Dominion Energy, Inc. 59,139
470 DTE Energy Company 62,139
535 NiSource, Inc. 17,013
223 Southern Company 16,170
Total 179,802
Total Common Stock
(cost $2,292,318) 2,454,884
Shares or
Principal
Amount Short-Term Investments ( 14.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.060%, 4/22/2022
m,n
99,990
100,000 0.190%, 4/27/2022
m,n
99,988
100,000 0.370%, 5/13/2022
m,n
99,951
Thrivent Core Short-Term Reserve
Fund
2,983,504 0.660% 29,835,041
U.S. Treasury Bills
1,000,000 0.295%, 5/5/2022
m,o
999,861
Total Short-Term Investments
(cost $31,130,450) 31,134,831
Total Investments (cost
$263,166,918) 114.1% $253,930,756
Other Assets and Liabilities, Net
(14.1%) (31,283,513)
Total Net Assets 100.0% $222,647,243
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $69,799,433 or 31.3% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 31, 2022, $264,963 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,273,085
Common Stock 3,506,449
Total lending $4,779,534
Gross amount payable upon return of
collateral for securities loaned $4,907,849
Net amounts due to counterparty $128,315
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,719,519 – 829,513 890,006
Capital Goods 5,225,200 – 4,163,239 1,061,961
Communications Services 4,498,816 – 4,185,798 313,018
Consumer Cyclical 2,823,793 – 2,354,823 468,970
Consumer Non-Cyclical 5,200,139 – 4,462,672 737,467
Energy 392,042 – 392,042 –
Financials 1,809,305 – 1,644,640 164,665
Technology 3,774,667 – 3,774,667 –
Transportation 2,026,420 – 2,026,420 –
Utilities 577,885 – 577,885 –
Long-Term Fixed Income
Asset-Backed Securities 15,744,200 – 15,744,200 –
Basic Materials 3,978,620 – 3,978,620 –
Capital Goods 7,051,338 – 7,051,338 –
Collateralized Mortgage Obligations 13,402,721 – 13,402,721 –
Commercial Mortgage-Backed Securities 2,531,949 – 2,531,949 –
Communications Services 9,517,697 – 9,517,697 –
Consumer Cyclical 13,738,022 – 13,738,022 –
Consumer Non-Cyclical 11,437,769 – 11,437,769 –
Energy 9,735,380 – 9,735,380 –
Financials 24,457,836 – 24,457,836 –
Foreign Government 47,425 – 47,425 –
Mortgage-Backed Securities 25,957,567 – 25,957,567 –
Technology 5,723,691 – 5,677,714 45,977
Transportation 3,067,509 – 3,067,509 –
Utilities 4,120,552 – 4,120,552 –
Registered Investment Companies
Unaffiliated 6,773,341 6,722,335 – 51,006
Preferred Stock
Communications Services 257,918 257,918 – –
Consumer Staples 22,525 22,525 – –
Energy 122,913 122,913 – –
Financials 1,550,303 1,489,403 60,900 –
Health Care 108,251 108,251 – –
Industrials 33,846 33,846 – –
Real Estate 129,962 129,962 – –
Utilities 547,109 547,109 – –
Common Stock
Communications Services 151,117 146,068 – 5,049
Consumer Discretionary 205,455 205,455 – –
Energy 181,257 181,257 – –
Financials 243,341 243,341 – –
Health Care 457,716 457,716 – –
Industrials 245,121 245,121 – –
Information Technology 727,951 727,951 – –
Real Estate 63,124 63,124 – –
Utilities 179,802 179,802 – –
Short-Term Investments 1,299,790 – 1,299,790 –
Subtotal Investments in Securities $191,860,904 $11,884,097 $176,238,688 $3,738,119
Other Investments  * Total
Affiliated Registered Investment Companies 27,326,962
Affiliated Short-Term Investments 29,835,041
Collateral Held for Securities Loaned 4,907,849
Subtotal Other Investments $62,069,852
Total Investments at Value $253,930,756
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 798,409 798,409 – –
Total Asset Derivatives $798,409 $798,409 $– $–
Liability Derivatives
Futures Contracts 157,511 157,511 – –
Total Liability Derivatives $157,511 $157,511 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling
$299,929 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 22 June 2022 $ 4,054,261 ( $ 157,511)
Total Futures Long Contracts $ 4,054,261 ( $ 157,511)
CBOT 10-Yr. U.S. Treasury Note (33) June 2022 ( $ 4,170,785) $ 115,910
CBOT 2-Yr. U.S. Treasury Note (136) June 2022 (29,176,895) 355,519
CBOT 5-Yr. U.S. Treasury Note (80) June 2022 (9,402,290) 227,290
CBOT U.S. Long Bond (16) June 2022 (2,474,081) 73,081
Ultra 10-Yr. U.S. Treasury Note (6) June 2022 (839,421) 26,609
Total Futures Short Contracts ( $ 46,063,472) $798,409
Total Futures Contracts ( $ 42,009,211) $640,898

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,605 $361 $600 $27,327 3,159 12.3%
Total Affiliated Registered Investment
Companies 30,605 27,327 12.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% 34,985 23,991 29,141 29,835 2,984 13.4
Total Affiliated Short-Term Investments 34,985 29,835 13.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,114 25,522 26,728 4,908 4,908 2.2
Total Collateral Held for Securities Loaned 6,114 4,908 2.2
Total Value $71,704 $62,070
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(89) $(2,950) $ – $362
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% – – – 26
Total Income/Non Income Cash from Affiliated
Investments $388
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $(89) $(2,950) $ –

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 90.6% ) Value
Bermuda (0.6%)
2,916 Credicorp , Ltd $ 501,173
Total 501,173
Brazil (5.3%)
361,711 B3 SA - Brasil Bolsa Balcao 1,192,015
372,156 Banco Bradesco SA ADR 1,726,804
201,785 Rumo SA
a
787,466
89,020 WEG SA 652,545
Total 4,358,830
Cayman Islands (14.8%)
223,200 Alibaba Group Holding, Ltd.
a
3,045,946
394,200 Budweiser Brewing Company
APAC, Ltd.
b
1,040,942
182,000 China Resources Land, Ltd. 842,686
55,900 GDS Holdings, Ltd.
a
270,617
16,609 JD.com, Inc.
a
471,943
87,500 Li Ning Company, Ltd. 742,994
255,600 Sands China, Ltd.
a
608,067
4,973 Sea, Ltd. ADR
a
595,716
61,100 Tencent Holdings, Ltd. 2,816,364
116,000 WuXi Biologics (Cayman), Inc.
a,b
921,110
136,500 Zhongsheng Group Holdings, Ltd. 959,764
Total 12,316,149
Chile (0.4%)
16,612 Banco Santander Chile SA ADR 375,265
Total 375,265
China (14.2%)
40,399 China International Travel Service
Corporation, Ltd. 1,039,165
267,500 China Merchants Bank Company,
Ltd., Class H 2,082,334
63,560 Foshan Haitian Flavouring and
Food Company, Ltd. 872,938
19,800 Hangzhou Tigermed Consulting
Company, Ltd., Class A 333,907
9,900 Hangzhou Tigermed Consulting
Company, Ltd., Class H
b
119,400
2,495 Kweichow Moutai Company, Ltd. 672,157
129,980 LONGi Green Energy Technology
Company, Ltd. 1,465,444
85,525 Midea Group Company, Ltd. 762,820
280,740 NARI Technology Company, Ltd. 1,383,439
71,600 Shenzhou International Group
Holdings, Ltd. 945,265
67,420 Sungrow Power Supply Company,
Ltd. 1,130,785
121,300 Yonyou Network Technology
Company, Ltd. 436,099
14,899 Yunnan Energy New Material
Company, Ltd. 513,930
Total 11,757,683
Hong Kong (3.3%)
147,800 AIA Group, Ltd. 1,543,311
25,530 Hong Kong Exchanges & Clearing,
Ltd. 1,196,676
Total 2,739,987
India (13.4%)
41,564 Hindustan Unilever, Ltd. 1,118,249
Shares Common Stock (90.6%) Value
India (13.4%) - continued
86,633 Housing Development Finance
Corporation $ 2,708,848
69,587 Kotak Mahindra Bank, Ltd. 1,598,180
8,611 Maruti Suzuki India, Ltd. 854,530
342,231 Power Grid Corporation of India,
Ltd. 975,678
101,213 SBI Life Insurance Company, Ltd.
b
1,491,177
30,304 Tata Consultancy Services, Ltd. 1,489,302
10,261 Ultra Tech Cement, Ltd. 889,314
Total 11,125,278
Indonesia (3.4%)
3,032,700 Bank Central Asia Tbk PT 1,683,954
3,439,296 Bank Rakyat Indonesia Persero
Tbk PT 1,110,840
Total 2,794,794
Luxembourg (1.5%)
70,452 Allegro.eu SA
a,b
590,106
2,547 Globant SA
a
667,492
Total 1,257,598
Mexico (7.7%)
18,614 Fomento Economico Mexicano SAB
de CV ADR 1,542,170
32,560 Grupo Aeroportuario del Sureste ,
SAB de CV 723,212
249,950 Grupo Financiero Banorte SAB de
CV ADR 1,882,730
371,786 Grupo Mexico, SAB de CV 2,219,688
Total 6,367,800
Netherlands (3.9%)
2,121 ASM International NV 772,328
1,354 ASML Holding NV 904,777
28,908 Prosus NV 1,558,954
Total 3,236,059
Philippines (0.6%)
260,636 Bank of the Philippine Islands 501,678
Total 501,678
Russian Federation (<0.1%)
22,154 Lukoil ADR
c
2
78,093 NovaTek PJSC
c
0
68,332 Sberbank of Russia PJSC
c
0
Total 2
South Africa (2.8%)
14,480 Anglo American Platinum, Ltd. 1,988,326
33,077 Vodacom Group 362,177
Total 2,350,503
South Korea (3.2%)
3,144 LG Chem , Ltd. 1,373,823
18,575 Samsung Engineering Company,
Ltd.
a
398,676
1,760 Samsung SDI Company, Ltd. 856,574
Total 2,629,073
Taiwan (11.5%)
104,000 Delta Electronics, Inc. 964,260
271,000 Hon Hai Precision Industry
Company, Ltd. 995,066

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (90.6%) Value
Taiwan (11.5%) - continued
370,499 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 7,600,239
Total 9,559,565
Thailand (1.9%)
173,600 Kasikornbank Public Company,
Ltd. 838,977
173,700 PTT Exploration & Production pcl 748,410
Total 1,587,387
United Kingdom (1.5%)
60,906 Mondi plc 1,210,223
Total 1,210,223
United States (0.6%)
440 Mercadolibre , Inc.
a
523,371
Total 523,371
Total Common Stock
(cost $62,808,030) 75,192,418
Shares Preferred Stock ( 7.8% )
South Korea (7.8%)
125,088 Samsung Electronics Company,
Ltd. 6,481,491
Total 6,481,491
Total Preferred Stock
(cost $1,635,056) 6,481,491
Shares Short-Term Investments ( 1.8% )
Thrivent Core Short-Term Reserve
Fund
149,383 0.660% 1,493,834
Total Short-Term Investments
(cost $1,493,834) 1,493,834
Total Investments (cost
$65,936,920) 100.2% $83,167,743
Other Assets and Liabilities,
Net (0.2%) (190,351)
Total Net Assets 100.0% $82,977,392
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $4,162,735 or 5.0% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner
Emerging Markets Equity Portfolio as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Energy and Financials Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,449,158 – 3,449,158 –
Consumer Discretionary 10,543,971 523,371 10,020,600 –
Consumer Staples 5,246,456 1,542,170 3,704,286 –
Energy^ 748,412 – 748,410 2
Financials^ 21,992,916 2,603,242 19,389,674 0
Health Care 1,374,417 – 1,374,417 –
Industrials 5,499,630 – 5,499,630 –
Information Technology 14,317,593 1,263,208 13,054,385 –
Materials 8,195,304 – 8,195,304 –
Utilities 3,824,561 – 3,824,561 –
Preferred Stock
Information Technology 6,481,491 – 6,481,491 –
Subtotal Investments in Securities $81,673,909 $5,931,991 $75,741,916 $2
Other Investments  * Total
Affiliated Short-Term Investments 1,493,834
Subtotal Other Investments $1,493,834
Total Investments at Value $83,167,743
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Investments in Securities
Beginning
Val ue
12/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
3/31/2022
Common Stock
 Energy $- $-   ($3,767,560) $102,173 $-  $3,665,389  $-  $2
    Financials -  (358,341) ($301,232) (473,293) 1,132,866 - -
Total  $- ($358,341)   ($4,068,792)  $102,173 ($473,293)  $4,798,255 ($1,339,779) $2

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $503 $6,277 $5,286 $1,494 149 1.8%
Total Affiliated Short-Term Investments 503 1,494 1.8
Total Value $503 $1,494
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.4% ) Value
Biotechnology (18.1%)
4,270 10X Genomics, Inc.
a
$ 324,819
60,253 AbbVie, Inc. 9,767,614
21,110 Acumen Pharmaceuticals, Inc.
a
82,540
5,297 Agios Pharmaceuticals, Inc.
a
154,196
7,805 Alnylam Pharmaceuticals, Inc.
a
1,274,478
13,777 Ambrx Biopharma, Inc. ADR
a
56,761
31,575 Amgen, Inc. 7,635,466
4,350 Arcus Biosciences, Inc.
a
137,286
22,375 Arcutis Biotherapeutics, Inc.
a
430,943
2,669 Argenx SE ADR
a
841,562
18,521 Biogen, Inc.
a
3,900,523
16,378 BioMarin Pharmaceutical, Inc.
a
1,262,744
4,152 Blueprint Medicines Corporation
a
265,230
8,933 Cerevel Therapeutics Holdings
a
312,744
5,723 Connect Biopharma Holdings, Ltd.
ADR
a
17,283
13,043 Decibel Therapeutics, Inc.
a
39,651
7,165 Design Therapeutics, Inc.
a
115,715
1,605 Enanta Pharmaceuticals, Inc.
a
114,244
7,473 Exact Sciences Corporation
a
522,512
1,754 Genmab AS
a
633,463
8,464 Genmab AS ADR
a
306,228
42,068 Gilead Sciences, Inc. 2,500,943
12,988 Global Blood Therapeutics, Inc.
a
449,904
5,968 Guardant Health, Inc.
a
395,320
12,538 Imago BioSciences, Inc.
a
241,607
7,361 Immuneering Corporation
a
47,626
5,022 Immunocore Holdings plc ADR
a
150,158
13,507 Incyte Corporation
a
1,072,726
2,830 Krystal Biotech, Inc.
a
188,308
31,362 Mersana Therapeutics, Inc.
a
125,134
4,429 Mirati Therapeutics, Inc.
a
364,152
14,002 Moderna, Inc.
a
2,411,985
14,609 Monte Rosa Therapeutics, Inc.
a
204,818
8,560 Nautilus Biotechnology, Inc.
a
37,150
11,336 Neurocrine Biosciences, Inc.
a
1,062,750
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
1,631
8,830 PMV Pharmaceuticals, Inc.
a
183,841
14,300 POINT Biopharma Global, Inc.
a
113,971
11,575 Prothena Corporation plc
a
423,298
2,440 PTC Therapeutics, Inc.
a
91,036
6,142 Regeneron Pharmaceuticals, Inc.
a
4,289,696
5,375 Revolution Medicines, Inc.
a
137,116
10,468 Sarepta Therapeutics, Inc.
a
817,760
33,896 Seagen, Inc.
a
4,882,719
5,285 Sierra Oncology, Inc.
a
169,384
12,324 Talaris Therapeutics, Inc.
a
121,268
12,792 Tenaya Therapeutics, Inc.
a
150,690
15,222 TScan Therapeutics, Inc.
a
42,622
20,371 Vertex Pharmaceuticals, Inc.
a
5,316,220
Total 54,189,835
Financials (0.3%)
47,585 Health Assurance Acquisition
Corporation
a
468,712
11,896 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
6,067
7,296 Health Sciences Acquisitions
Corporation 2
a
72,303
6,199 Helix Acquisition Corporation
a
68,809
22,420 MedTech Acquisition Corporation
a
219,716
Total 835,607
Shares Common Stock (95.4%) Value
Health Care Distributors (2.6%)
25,400 AmerisourceBergen Corporation $ 3,929,634
21,686 Henry Schein, Inc.
a
1,890,802
6,722 McKesson Corporation 2,057,806
Total 7,878,242
Health Care Equipment (22.4%)
87,504 Abbott Laboratories 10,356,973
7,266 ABIOMED, Inc.
a
2,406,790
61,608 Avantor, Inc.
a
2,083,583
32,770 Baxter International, Inc. 2,540,986
141,653 Boston Scientific Corporation
a
6,273,811
31,225 Danaher Corporation 9,159,229
4,785 DexCom, Inc.
a
2,448,006
36,467 Edwards Lifesciences Corporation
a
4,292,895
2,785 IDEXX Laboratories, Inc.
a
1,523,562
1,843 Insulet Corporation
a
490,957
16,891 Intuitive Surgical, Inc.
a
5,095,677
7,792 Masimo Corporation
a
1,134,048
43,116 Medtronic plc 4,783,720
20,254 Nevro Corporation
a
1,464,972
5,400 Novocure, Ltd.
a
447,390
3,225 Omnicell, Inc.
a
417,605
10,426 Rapid Micro Biosystems, Inc.
a
70,792
9,482 ResMed, Inc. 2,299,480
19,685 Stryker Corporation 5,262,785
5,250 Tandem Diabetes Care, Inc.
a
610,522
6,172 Teleflex, Inc. 2,190,011
15,070 Zimmer Biomet Holdings, Inc. 1,927,453
2,507 ZimVie, Inc.
a
57,260
Total 67,338,507
Health Care Facilities (2.0%)
10,833 Agilon Health, Inc.
a
274,617
21,355 Encompass Health Corporation 1,518,554
17,150 HCA Healthcare, Inc. 4,298,133
Total 6,091,304
Health Care Services (6.0%)
38,829 Agiliti, Inc.
a
819,292
10,333 Amedisys, Inc.
a
1,780,273
11,207 CareMax, Inc.
a
83,716
2,241 CareMax, Inc., Warrants (Expires
07/16/2025)
a
3,361
36,657 Cigna Holding Company 8,783,384
10,781 LHC Group, Inc.
a
1,817,677
28,220 Quest Diagnostics, Inc. 3,862,189
11,984 Teladoc Health, Inc.
a
864,406
Total 18,014,298
Health Care Supplies (1.6%)
24,981 Alcon, Inc. 1,981,742
2,710 Align Technology, Inc.
a
1,181,560
2,325 Cooper Companies, Inc. 970,897
1,345 West Pharmaceutical Services,
Inc. 552,405
Total 4,686,604
Life Sciences Tools & Services (6.6%)
10,810 Agilent Technologies, Inc. 1,430,487
6,440 ICON plc
a
1,566,337
5,229 Illumina, Inc.
a
1,827,013
10,798 IQVIA Holding, Inc.
a
2,496,606
15,485 IsoPlexis Corporation
a
53,113
11,835 Qiagen NV
a
579,915

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (95.4%) Value
Life Sciences Tools & Services (6.6%) -
continued
19,969 Thermo Fisher Scientific, Inc. $ 11,794,690
Total 19,748,161
Managed Health Care (13.3%)
17,789 Anthem, Inc. 8,738,312
33,951 Centene Corporation
a
2,858,335
55,313 UnitedHealth Group, Inc. 28,207,971
Total 39,804,618
Pharmaceuticals (22.5%)
35,110 AstraZeneca plc 4,656,030
11,770 AstraZeneca plc ADR 780,822
50,839 Bristol-Myers Squibb Company 3,712,772
52,700 Daiichi Sankyo Company, Ltd. 1,150,810
42,045 Eli Lilly and Company 12,040,427
6,233 Forma Therapeutics Holdings,
Inc.
a
57,967
494,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
822,236
10,499 Horizon Therapeutics plc
a
1,104,600
73,825 Johnson & Johnson 13,084,005
89,116 Merck & Company, Inc. 7,311,968
219,703 Pfizer, Inc. 11,374,024
2,723 Roche Holding AG, Participation
Certificates 1,077,387
32,894 Sanofi 3,363,089
29,577 Sanofi ADR 1,518,483
29,321 Zoetis, Inc. 5,529,647
Total 67,584,267
Total Common Stock
(cost $209,075,995) 286,171,443
Shares Short-Term Investments ( 4.6% ) Value
Thrivent Core Short-Term Reserve
Fund
1,386,353 0.660% 13,863,526
Total Short-Term Investments
(cost $13,861,021) 13,863,526
Total Investments (cost
$222,937,016) 100.0% $300,034,969
Other Assets and Liabilities, Net
<0.1% 55,781
Total Net Assets 100.0% $300,090,750
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2022, the value of these investments was $822,236 or 0.3% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Currency:
USD
-
United States Dollar
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 54,189,835 53,556,372 633,463 –
Financials 835,607 835,607 – –
Health Care Distributors 7,878,242 7,878,242 – –
Health Care Equipment 67,338,507 67,338,507 – –
Health Care Facilities 6,091,304 6,091,304 – –
Health Care Services 18,014,298 18,014,298 – –
Health Care Supplies 4,686,604 4,686,604 – –
Life Sciences Tools & Services 19,748,161 19,748,161 – –
Managed Health Care 39,804,618 39,804,618 – –
Pharmaceuticals 67,584,267 56,514,715 11,069,552 –
Subtotal Investments in Securities $286,171,443 $274,468,428 $11,703,015 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,863,526
Subtotal Other Investments $13,863,526
Total Investments at Value $300,034,969
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Foreign Currency Forward Contracts 44,091 – 44,091 –
Total Liability Derivatives $44,091 $– $44,091 $–
The following table presents Partner Healthcare Portfolio's foreign currency forward contracts held as of March 31, 2022.
Foreign Currency Forward Contracts
Counterparty
Currency to
Deliver
Contracts to
Deliver
Currency to
Receive In Exchange for Settlement Date
Unrealized
Appreciation/
(Depreciation)
Deutsche Bank British Pound 1,458,900 USD $ 1,915,522 6/16/2022 ( $ 3,050)
J.P. Morgan Euro 2,317,200 USD 2,570,876 6/16/2022 (40,171)
Citibank Global Markets,
Inc.
Swiss Franc 467,100 USD 507,352
6/16/2022
(870)
Total ($44,091)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward
Contracts ($44,091)

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $12,050 $19,721 $17,907 $13,864 1,386 4.6%
Total Affiliated Short-Term Investments 12,050 13,864 4.6
Total Value $12,050 $13,864
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $10
Total Income/Non Income Cash from Affiliated
Investments $10
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Consumer Discrectionary (0.2%)
6,500 Caesars Entertainment, Inc.
a
$ 502,840
Total 502,840
Diversified REITs (4.8%)
7,554 American Assets Trust, Inc. 286,221
40,367 Cousins Properties, Inc. 1,626,386
88,770 Duke Realty Corporation 5,153,986
29,800 LXP Industrial Trust 467,860
23,174 Spirit Realty Capital, Inc. 1,066,468
26,597 Store Capital Corporation 777,430
12,958 WP Carey, Inc. 1,047,525
Total 10,425,876
Health Care REITs (8.4%)
13,762 Healthcare Realty Trust, Inc. 378,180
53,525 Healthcare Trust of America, Inc. 1,677,474
97,500 Healthpeak Properties, Inc. 3,347,175
63,306 Medical Properties Trust, Inc. 1,338,289
16,714 Omega Healthcare Investors, Inc. 520,808
60,098 Ventas, Inc. 3,711,652
73,770 Welltower, Inc. 7,092,248
Total 18,065,826
Hotel & Resort REITs (4.3%)
62,212 Apple Hospitality REIT, Inc. 1,117,950
121,951 Host Hotels & Resorts, Inc. 2,369,508
1,900 Marriott International, Inc.
a
333,925
52,858 MGM Growth Properties, LLC 2,045,605
36,835 Park Hotels & Resorts, Inc. 719,388
29,785 Pebblebrook Hotel Trust 729,137
39,554 RLJ Lodging Trust 556,920
9,256 Ryman Hospitality Properties
a
858,679
34,757 Sunstone Hotel Investors, Inc.
a
409,437
10,300 Xenia Hotels & Resorts, Inc.
a
198,687
Total 9,339,236
Industrial REITs (14.4%)
29,392 Americold Realty Trust 819,449
4,751 EastGroup Properties, Inc. 965,783
35,396 First Industrial Realty Trust, Inc. 2,191,367
103,681 Prologis, Inc. 16,742,408
55,814 Rexford Industrial Realty, Inc. 4,163,166
12,088 SBA Communications Corporation 4,159,481
22,911 STAG Industrial, Inc. 947,370
13,745 Terreno Realty Corporation 1,017,817
Total 31,006,841
Information Technology (0.4%)
25,944 Switch, Inc. 799,594
Total 799,594
Office REITs (6.4%)
25,667 Alexandria Real Estate Equities,
Inc. 5,165,484
17,483 Boston Properties, Inc. 2,251,810
13,746 Corporate Office Properties Trust 392,311
22,790 Douglas Emmett, Inc. 761,642
25,312 Highwoods Properties, Inc. 1,157,771
20,272 Hudson Pacific Properties, Inc. 562,548
17,026 JBG SMITH Properties 497,500
21,691 Kilroy Realty Corporation 1,657,626
10,911 SL Green Realty Corporation 885,755
Shares Common Stock (98.0%) Value
Office REITs (6.4%) - continued
10,454 Vornado Realty Trust $ 473,775
Total 13,806,222
Real Estate Operating Companies (0.5%)
37,337 Essential Properties Realty Trust,
Inc. 944,626
Total 944,626
Real Estate Services (0.8%)
11,500 CBRE Group, Inc.
a
1,052,480
2,981 Jones Lang LaSalle, Inc.
a
713,830
Total 1,766,310
Residential REITs (21.6%)
23,677 American Campus Communities,
Inc. 1,325,202
100,325 American Homes 4 Rent 4,016,010
28,612 Apartment Income REIT
Corporation 1,529,597
25,179 AvalonBay Communities, Inc. 6,253,708
23,531 Camden Property Trust 3,910,852
43,703 Equity Lifestyle Properties, Inc. 3,342,405
42,566 Equity Residential 3,827,535
12,885 Essex Property Trust, Inc. 4,451,510
26,374 Independence Realty Trust, Inc. 697,329
117,746 Invitation Homes, Inc. 4,731,034
16,908 Mid-America Apartment
Communities, Inc. 3,541,381
26,701 Sun Communities, Inc. 4,680,418
74,524 UDR, Inc. 4,275,442
Total 46,582,423
Retail REITs (11.1%)
20,997 Agree Realty Corporation 1,393,361
83,271 Brixmor Property Group, Inc. 2,149,225
10,556 Federal Realty Investment Trust 1,288,571
112,697 Kimco Realty Corporation 2,783,616
38,008 Kite Realty Group Trust 865,442
6,800 Macerich Company 106,352
22,371 National Retail Properties, Inc. 1,005,353
23,413 NetSTREIT Corporation 525,388
19,221 Phillips Edison and Company, Inc. 661,010
42,100 Realty Income Corporation 2,917,530
34,507 Regency Centers Corporation 2,461,729
26,028 Retail Opportunity Investments
Corporation 504,683
47,540 Simon Property Group, Inc. 6,254,362
37,885 SITE Centers Corporation 633,058
21,449 Urban Edge Properties 409,676
Total 23,959,356
Specialized REITs (25.1%)
31,213 American Tower Corporation 7,841,330
28,243 Crown Castle International
Corporation 5,213,658
50,886 CubeSmart 2,647,599
25,918 Digital Realty Trust, Inc. 3,675,172
12,918 Equinix, Inc. 9,580,247
26,582 Extra Space Storage, Inc. 5,465,259
13,073 Four Corners Property Trust, Inc. 353,494
41,542 Gaming and Leisure Properties,
Inc. 1,949,566
13,700 Iron Mountain, Inc. 759,117
25,509 Life Storage, Inc. 3,582,229
13,665 National Storage Affiliates Trust 857,615

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Specialized REITs (25.1%) - continued
3,692 PotlatchDeltic Corporation $ 194,679
18,304 Public Storage, Inc. 7,143,685
104,145 VICI Properties, Inc. 2,963,967
51,789 Weyerhaeuser Company 1,962,803
Total 54,190,420
Total Common Stock
(cost $124,257,929) 211,389,570
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
3,900 iShares Dow Jones U.S. Real
Estate Index Fund ETF 422,058
12,566 Vanguard Real Estate ETF 1,361,777
Total 1,783,835
Total Registered Investment
Companies (cost $1,733,975) 1,783,835
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
269,029 0.660% 2,690,288
Total Short-Term Investments
(cost $2,690,288) 2,690,288
Total Investments (cost
$128,682,192) 100.0% $215,863,693
Other Assets and Liabilities, Net
(<0.1%) (91,524)
Total Net Assets 100.0% $215,772,169
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discrectionary 502,840 502,840 – –
Diversified REITs 10,425,876 10,425,876 – –
Health Care REITs 18,065,826 18,065,826 – –
Hotel & Resort REITs 9,339,236 9,339,236 – –
Industrial REITs 31,006,841 31,006,841 – –
Information Technology 799,594 799,594 – –
Office REITs 13,806,222 13,806,222 – –
Real Estate Operating Companies 944,626 944,626 – –
Real Estate Services 1,766,310 1,766,310 – –
Residential REITs 46,582,423 46,582,423 – –
Retail REITs 23,959,356 23,959,356 – –
Specialized REITs 54,190,420 54,190,420 – –
Registered Investment Companies
Unaffiliated 1,783,835 1,783,835 – –
Subtotal Investments in Securities $213,173,405 $213,173,405 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,690,288
Subtotal Other Investments $2,690,288
Total Investments at Value $215,863,693
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $1,869 $7,083 $6,262 $2,690 269 1.2%
Total Affiliated Short-Term Investments 1,869 2,690 1.2
Total Value $1,869 $2,690
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (0.7%)
27,351 Upwork, Inc.
a
$ 635,637
Total 635,637
Consumer Discretionary (13.1%)
17,335 Bally's Corporation
a
532,878
7,105 Choice Hotels International, Inc. 1,007,205
31,556 Cooper-Standard Holdings, Inc.
a
276,746
62,869 Duluth Holdings, Inc.
a
768,888
114,524 Everi Holdings, Inc.
a
2,405,004
5,398 Five Below, Inc.
a
854,881
3,082 Lithia Motors, Inc. 924,970
22,633 Magnite, Inc.
a
298,982
11,201 Papa John's International, Inc. 1,179,241
11,014 Planet Fitness, Inc.
a
930,463
24,966 Skyline Champion Corporation
a
1,370,134
54,994 ThredUp, Inc.
a
423,454
6,498 Wingstop, Inc. 762,540
9,380 Xometry, Inc.
a,b
344,715
Total 12,080,101
Consumer Staples (2.8%)
58,118 e.l.f. Beauty, Inc.
a
1,501,188
32,889 Turning Point Brands, Inc. 1,118,555
Total 2,619,743
Energy (0.6%)
4,968 Matador Resources Company 263,205
15,244 Nine Energy Service, Inc.
a
57,013
13,879 Talos Energy, Inc.
a
219,149
Total 539,367
Financials (6.6%)
13,868 Ameris Bancorp 608,528
13,071 BRP Group, Inc.
a
350,695
18,542 Hamilton Lane, Inc. 1,433,111
7,828 Kinsale Capital Group, Inc. 1,784,940
15,486 Seacoast Banking Corporation of
Florida 542,320
16,394 Western Alliance Bancorp 1,357,751
Total 6,077,345
Health Care (19.1%)
17,714 Adaptive Biotechnologies
Corporation
a
245,870
26,781 Agilon Health, Inc.
a
678,898
2,306 Argenx SE ADR
a
727,105
4,312 Ascendis Pharma AS ADR
a
506,056
29,130 Axonics, Inc.
a
1,823,538
11,480 BioLife Solutions, Inc.
a
260,940
3,146 Global Blood Therapeutics, Inc.
a
108,978
5,957 Guardant Health, Inc.
a
394,592
14,560 Halozyme Therapeutics, Inc.
a
580,653
17,251 Immunocore Holdings plc ADR
a
515,805
10,648 Inari Medical, Inc.
a
965,135
10,187 Inotiv, Inc.
a
266,696
6,570 Inspire Medical Systems, Inc.
a
1,686,453
42,488 Lantheus Holdings, Inc.
a
2,350,011
8,208 Natera, Inc.
a
333,901
8,110 Omnicell, Inc.
a
1,050,164
24,599 Phreesia, Inc.
a
648,430
29,589 Progyny, Inc.
a
1,520,875
7,239 Repligen Corporation
a
1,361,584
3,719 Sarepta Therapeutics, Inc.
a
290,528
23,591 Silk Road Medical, Inc.
a
974,072
Shares Common Stock (97.7%) Value
Health Care (19.1%) - continued
11,200 Travere Therapeutics, Inc.
a
$ 288,624
18,554 Vor BioPharma, Inc.
a
112,066
Total 17,690,974
Industrials (26.5%)
24,162 Altra Industrial Motion Corporation 940,627
13,603 ASGN, Inc.
a
1,587,606
12,555 Chart Industries, Inc.
a
2,156,572
23,653 Driven Brands Holdings, Inc.
a
621,601
71,280 First Advantage Corporation
a
1,439,143
9,584 Forward Air Corporation 937,123
9,585 Lincoln Electric Holdings, Inc. 1,320,909
9,915 Mercury Systems, Inc.
a
639,022
12,356 Middleby Corporation
a
2,025,643
55,291 Ranpak Holdings Corporation
a
1,129,595
7,207 RBC Bearings, Inc.
a
1,397,293
13,934 Regal Rexnord Corporation 2,073,101
27,053 Rush Enterprises, Inc. 1,377,268
3,180 Saia, Inc.
a
775,348
60,344 Summit Materials, Inc.
a
1,874,285
58,136 Sun Country Airlines Holdings,
Inc.
a
1,522,000
11,492 Vicor Corporation
a
810,761
46,442 WillScot Mobile Mini Holdings
Corporation
a
1,817,275
Total 24,445,172
Information Technology (22.2%)
36,143 Alignment Healthcare, Inc.
a
405,886
19,575 Allegro MicroSystems, Inc.
a
555,930
1,442 Anaplan, Inc.
a
93,802
14,942 Avalara, Inc.
a
1,486,878
4,364 BigCommerce Holdings, Inc.
a
95,615
26,412 Calix, Inc.
a
1,133,339
19,287 Cognex Corporation 1,487,992
10,410 Descartes Systems Group, Inc.
a
762,637
7,596 Dolby Laboratories, Inc. 594,159
5,048 Endava plc ADR
a
671,536
12,399 Five9, Inc.
a
1,368,850
25,170 Lattice Semiconductor
Corporation
a
1,534,112
15,220 LivePerson, Inc.
a
371,672
24,162 LiveRamp Holding, Inc.
a
903,417
2,859 MKS Instruments, Inc. 428,850
2,030 Monolithic Power Systems, Inc. 985,930
5,590 Nova, Ltd.
a
608,639
25,691 Paymentus Holdings, Inc.
a,b
541,566
61,967 Sierra Wireless, Inc.
a
1,117,885
3,306 SiTime Corporation
a
819,293
28,641 Sprout Social, Inc.
a
2,294,717
2,214 Universal Display Corporation 369,627
16,302 Workiva, Inc.
a
1,923,636
Total 20,555,968
Materials (1.9%)
15,389 Compass Minerals International,
Inc. 966,275
4,428 Quaker Chemical Corporation 765,203
Total 1,731,478
Real Estate (4.2%)
41,845 Cushman and Wakefield plc
a
858,241
5,021 FirstService Corporation 727,442
6,929 NexPoint Residential Trust, Inc. 625,758
29,222 Pebblebrook Hotel Trust 715,355

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Real Estate (4.2%) - continued
13,176 Rexford Industrial Realty, Inc. $ 982,798
Total 3,909,594
Total Common Stock
(cost $78,629,082) 90,285,379
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
5,853 SPDR S&P Biotech ETF
a
526,067
3,834 SPDR S&P Oil & Gas Exploration
ETF
b
515,865
Total 1,041,932
Total Registered Investment
Companies (cost $1,027,895) 1,041,932
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
1,004,850 Thrivent Cash Management Trust 1,004,850
Total Collateral Held for
Securities Loaned
(cost $1,004,850) 1,004,850
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
112,645 0.660% 1,126,449
Total Short-Term Investments
(cost $1,126,449) 1,126,449
Total Investments (cost
$81,788,276) 101.1% $93,458,610
Other Assets and Liabilities, Net
(1.1%) (993,317)
Total Net Assets 100.0% $92,465,293
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 972,167
Total lending $972,167
Gross amount payable upon return of
collateral for securities loaned $1,004,850
Net amounts due to counterparty $32,683
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 635,637 635,637 – –
Consumer Discretionary 12,080,101 12,080,101 – –
Consumer Staples 2,619,743 2,619,743 – –
Energy 539,367 539,367 – –
Financials 6,077,345 6,077,345 – –
Health Care 17,690,974 17,690,974 – –
Industrials 24,445,172 24,445,172 – –
Information Technology 20,555,968 20,555,968 – –
Materials 1,731,478 1,731,478 – –
Real Estate 3,909,594 3,909,594 – –
Registered Investment Companies
Unaffiliated 1,041,932 1,041,932 – –
Subtotal Investments in Securities $91,327,311 $91,327,311 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,126,449
Collateral Held for Securities Loaned 1,004,850
Subtotal Other Investments $2,131,299
Total Investments at Value $93,458,610
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $1,224 $5,994 $6,092 $1,126 113 1.2%
Total Affiliated Short-Term Investments 1,224 1,126 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,249 5,876 6,120 1,005 1,005 1.1
Total Collateral Held for Securities Loaned 1,249 1,005 1.1
Total Value $2,473 $2,131
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $0 $0 $ – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $0 $0 $ –

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (2.1%)
23,795 AMC Networks, Inc.
a,b
$ 966,791
8,889 ATN International, Inc. 354,493
52,879 Cars.com, Inc.
b
763,044
31,885 Cerence, Inc.
b
1,151,048
86,672 Cinemark Holdings, Inc.
b
1,497,692
34,541 Cogent Communications Holdings 2,291,795
58,400 Consolidated Communications
Holdings, Inc.
b
344,560
46,548 E.W. Scripps Company
b
967,733
115,866 Gannett Company, Inc.
b
522,556
40,857 QuinStreet, Inc.
b
473,941
24,681 Scholastic Corporation 994,151
40,675 Shenandoah Telecommunications
Company 959,117
80,424 Telephone & Data Systems, Inc. 1,518,405
13,825 Thryv Holdings, Inc.
b
388,759
205,533 Vonage Holdings Corporation
b
4,170,265
Total 17,364,350
Consumer Discretionary (11.3%)
25,629 Aaron's Company, Inc. 514,630
45,990 Abercrombie & Fitch Company
b
1,471,220
71,117 Academy Sports and Outdoors,
Inc. 2,802,010
40,547 Adtalem Global Education, Inc.
b
1,204,651
92,854 American Axle & Manufacturing
Holdings, Inc.
b
720,547
15,231 American Public Education, Inc.
b
323,506
4,928 America's Car-Mart, Inc.
b
397,000
18,834 Asbury Automotive Group, Inc.
b
3,017,207
29,628 Barnes & Noble Education, Inc.
b
106,068
78,426 Bed Bath & Beyond, Inc.
a,b
1,766,938
24,862 Big Lots, Inc. 860,225
18,971 BJ's Restaurants, Inc.
b
536,879
66,116 Bloomin' Brands, Inc. 1,450,585
24,154 Boot Barn Holdings, Inc.
b
2,289,558
36,307 Brinker International, Inc.
b
1,385,475
23,911 Buckle, Inc. 790,019
31,008 Caleres, Inc. 599,385
15,504 Cato Corporation 227,289
6,937 Cavco Industries, Inc.
b
1,670,776
24,189 Century Communities, Inc. 1,295,805
39,497 Cheesecake Factory, Inc.
b
1,571,586
99,758 Chico's FAS, Inc.
b
478,838
11,107 Children's Place, Inc.
b
547,575
16,120 Chuy's Holdings, Inc.
b
435,240
15,619 Conn's, Inc.
b
240,689
31,536 Dave & Buster's Entertainment,
Inc.
b
1,548,418
50,215 Designer Brands, Inc.
b
678,405
14,016 Dine Brands Global, Inc. 1,092,547
23,170 Dorman Products, Inc.
b
2,201,845
15,775 El Pollo Loco Holdings, Inc.
b
183,305
17,919 Ethan Allen Interiors, Inc. 467,148
13,949 Fiesta Restaurant Group, Inc.
b
104,269
38,630 Fossil, Inc.
b
372,393
11,178 Genesco, Inc.
b
711,033
27,051 Gentherm, Inc.
b
1,975,805
35,584 G-III Apparel Group, Ltd.
b
962,547
16,558 Golden Entertainment, Inc.
b
961,523
14,002 Group 1 Automotive, Inc. 2,349,956
31,737 Guess ?, Inc.
a
693,453
12,112 Haverty Furniture Companies, Inc.
a
332,111
10,475 Hibbet, Inc. 464,462
19,105 Installed Building Products, Inc. 1,614,181
Shares Common Stock (97.7%) Value
Consumer Discretionary (11.3%) - continued
21,946 iRobot Corporation
a,b
$ 1,391,376
17,179 Jack in the Box, Inc. 1,604,690
38,728 Kontoor Brands, Inc. 1,601,403
35,743 La-Z-Boy, Inc. 942,543
20,574 LCI Industries 2,135,787
17,389 LGI Homes, Inc.
b
1,698,558
21,714 Liquidity Services, Inc.
b
371,744
23,680 LL Flooring Holdings, Inc.
b
331,994
46,023 M.D.C. Holdings, Inc. 1,741,510
23,690 M/I Homes, Inc.
b
1,050,652
17,796 Marcus Corporation
a,b
314,989
17,844 MarineMax, Inc.
b
718,399
30,374 Meritage Homes Corporation
b
2,406,532
10,677 Monarch Casino & Resort, Inc.
b
931,355
27,309 Monro, Inc. 1,210,881
15,634 Motorcar Parts of America, Inc.
b
278,754
13,332 Movado Group, Inc. 520,615
37,366 ODP Corporation
b
1,712,484
12,925 Oxford Industries, Inc. 1,169,713
57,071 Perdoceo Education Corporation
b
655,175
17,078 PetMed Express, Inc.
a
440,612
12,794 Red Robin Gourmet Burgers, Inc.
b
215,707
49,236 Rent-A-Center, Inc. 1,240,255
25,833 Ruth's Hospitality Group, Inc. 591,059
89,610 Sally Beauty Holdings, Inc.
b
1,400,604
31,863 Shake Shack, Inc.
b
2,163,498
14,216 Shoe Carnival, Inc. 414,539
18,942 Shutterstock, Inc. 1,763,121
42,839 Signet Jewelers, Ltd. 3,114,395
18,436 Sleep Number Corporation
b
934,890
16,892 Sonic Automotive, Inc. 718,079
15,581 Standard Motor Products, Inc. 672,164
62,284 Steven Madden, Ltd. 2,406,654
18,424 Strategic Education, Inc. 1,222,985
14,325 Sturm, Ruger & Company, Inc. 997,307
21,712 TechTarget, Inc.
b
1,764,751
39,792 Tupperware Brands Corporation
b
773,954
11,295 Unifi, Inc.
b
204,440
10,666 Universal Electronics, Inc.
b
333,206
20,594 Vera Bradley, Inc.
b
157,956
45,799 Vista Outdoor, Inc.
b
1,634,566
27,145 Winnebago Industries, Inc. 1,466,644
67,054 Wolverine World Wide, Inc. 1,512,738
43,322 WW International, Inc.
b
443,184
13,487 XPEL, Inc.
b
709,551
15,900 Zumiez, Inc.
b
607,539
Total 94,110,654
Consumer Staples (4.6%)
24,771 Andersons, Inc. 1,244,990
52,831 B&G Foods, Inc. 1,425,380
14,391 Calavo Growers, Inc. 524,552
30,486 Cal-Maine Foods, Inc. 1,683,437
31,097 Celsius Holdings, Inc.
b
1,715,932
7,936 Central Garden & Pet Company
b
348,867
32,274 Central Garden & Pet Company,
Class A
b
1,316,134
26,523 Chefs' Warehouse, Inc.
b
864,650
3,779 Coca-Cola Consolidated, Inc. 1,877,596
39,036 e.l.f. Beauty, Inc.
b
1,008,300
44,021 Edgewell Personal Care Company 1,614,250
27,094 Fresh Del Monte Produce, Inc. 702,006
112,649 Hostess Brands, Inc.
b
2,471,519
14,467 Inter Parfums, Inc. 1,273,819
12,134 J & J Snack Foods Corporation 1,881,983

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Consumer Staples (4.6%) - continued
7,268 John B. Sanfilippo & Son, Inc. $ 606,442
9,456 Medifast, Inc. 1,614,896
10,192 MGP Ingredients, Inc. 872,333
18,993 National Beverage Corporation 826,196
19,597 PriceSmart, Inc. 1,545,615
4,935 Seneca Foods Corporation
b
254,350
68,868 Simply Good Foods Company
b
2,613,541
29,261 SpartanNash Company 965,320
14,089 Tootsie Roll Industries, Inc. 492,551
422 Tootsie Roll Industries, Inc., Bonus
Shares
b,c
14,606
45,412 TreeHouse Foods, Inc.
b
1,464,991
47,285 United Natural Foods, Inc.
b
1,955,235
20,033 Universal Corporation 1,163,316
9,506 USANA Health Sciences, Inc.
b
755,252
106,534 Vector Group, Ltd. 1,282,669
11,142 WD-40 Company 2,041,549
Total 38,422,277
Energy (6.0%)
109,105 Archrock, Inc. 1,007,039
18,868 Bristow Group, Inc.
b
699,625
38,465 Callon Petroleum Company
b
2,272,512
58,674 Civitas Resources, Inc. 3,503,425
25,824 CONSOL Energy, Inc.
b
971,757
37,673 Core Laboratories NV 1,191,597
22,547 Dorian LPG, Ltd. 326,706
28,807 Dril-Quip, Inc.
b
1,075,941
43,631 Green Plains, Inc.
b
1,352,997
115,465 Helix Energy Solutions Group, Inc.
b
551,923
85,889 Helmerich & Payne, Inc. 3,674,331
11,674 Laredo Petroleum Holdings, Inc.
b
923,880
89,789 Matador Resources Company 4,757,021
6,306 Nabors Industries, Ltd.
b
963,052
81,244 Oceaneering International, Inc.
b
1,231,659
49,965 Oil States International, Inc.
b
347,257
37,240 Par Pacific Holdings, Inc.
b
484,865
175,117 Patterson-UTI Energy, Inc. 2,710,811
77,332 PBF Energy, Inc.
b
1,884,581
69,004 ProPetro Holding Corporation
b
961,226
17,167 Ranger Oil Corporation, Class A
b
592,777
40,924 Renewable Energy Group, Inc.
b
2,482,041
4,241 REX American Resources
Corporation
b
422,404
57,224 RPC, Inc.
b
610,580
98,889 SM Energy Company 3,851,727
907,141 Southwestern Energy Company
b
6,504,201
33,329 Talos Energy, Inc.
b
526,265
60,706 U.S. Silica Holdings, Inc.
b
1,132,774
41,852 Warrior Met Coal, Inc. 1,553,128
51,425 World Fuel Services Corporation 1,390,532
Total 49,958,634
Financials (17.7%)
15,397 Allegiance Bancshares, Inc. 687,938
37,695 Ambac Financial Group, Inc.
b
392,028
67,088 American Equity Investment Life
Holding Company 2,677,482
53,854 Ameris Bancorp 2,363,113
15,764 AMERISAFE, Inc. 782,998
107,546 Apollo Commercial Real Estate
Finance, Inc. 1,498,116
73,013 ARMOUR Residential REIT, Inc. 613,309
56,827 Assured Guaranty, Ltd. 3,617,607
43,595 Axos Financial, Inc.
b
2,022,372
Shares Common Stock (97.7%) Value
Financials (17.7%) - continued
13,100 B. Riley Financial, Inc. $ 916,476
44,044 Banc of California, Inc. 852,692
15,394 BancFirst Corporation 1,280,935
46,704 Bancorp, Inc.
b
1,323,124
69,724 BankUnited, Inc. 3,065,067
27,884 Banner Corporation 1,632,051
39,619 Berkshire Hills Bancorp, Inc. 1,147,762
39,661 Blucora, Inc.
b
775,373
28,512 BrightSphere Investment Group 691,416
63,184 Brookline Bancorp, Inc. 999,571
105,120 Capitol Federal Financial, Inc. 1,143,706
22,561 Central Pacific Financial
Corporation 629,452
12,307 City Holding Company 968,561
63,279 Columbia Banking System, Inc. 2,042,013
43,861 Community Bank System, Inc. 3,076,849
24,650 Customers Bancorp, Inc.
b
1,285,251
110,289 CVB Financial Corporation 2,559,808
26,620 Dime Community Bancshares, Inc. 920,253
23,744 Donnelley Financial Solutions, Inc.
b
789,725
26,007 Eagle Bancorp, Inc. 1,482,659
19,334 eHealth, Inc.
b
239,935
44,413 Ellington Financial, Inc. 788,331
22,765 Employers Holdings, Inc. 933,820
20,189 Encore Capital Group, Inc.
b
1,266,456
27,796 Enova International, Inc.
b
1,055,414
43,600 EZCORP, Inc.
b
263,344
29,031 FB Financial Corporation 1,289,557
164,302 First Bancorp 2,155,642
28,135 First Bancorp/Southern Pines NC 1,175,199
76,713 First Commonwealth Financial
Corporation 1,162,969
76,644 First Financial Bancorp 1,766,644
103,796 First Hawaiian, Inc. 2,894,870
43,307 Flagstar Bancorp, Inc. 1,836,217
413,061 Genworth Financial, Inc.
b
1,561,371
43,788 Granite Point Mortgage Trust, Inc. 486,923
44,516 Green Dot Corporation
b
1,223,300
10,941 Greenhill & Company, Inc. 169,257
24,754 Hanmi Financial Corporation 609,196
6,509 HCI Group, Inc. 443,784
28,579 Heritage Financial Corporation 716,190
49,498 Hilltop Holdings, Inc. 1,455,241
16,351 HomeStreet, Inc. 774,710
97,694 Hope Bancorp, Inc. 1,570,920
33,697 Horace Mann Educators
Corporation 1,409,545
38,506 Independent Bank Corporation 3,145,555
29,934 Independent Bank Group, Inc. 2,130,103
253,780 Invesco Mortgage Capital, Inc. 578,618
183,718 Investors Bancorp, Inc. 2,742,910
30,358 James River Group Holdings, Ltd. 751,057
36,471 KKR Real Estate Finance Trust,
Inc. 751,667
20,597 Lakeland Financial Corporation 1,503,581
9,336 LendingTree, Inc.
b
1,117,239
24,300 Meta Financial Group, Inc. 1,334,556
61,156 Mr. Cooper Group, Inc.
b
2,792,995
24,389 National Bank Holdings
Corporation 982,389
35,290 NBT Bancorp, Inc. 1,275,028
308,767 New York Mortgage Trust, Inc. 1,127,000
69,804 NMI Holdings, Inc.
b
1,439,358
35,294 Northfield Bancorp, Inc. 506,822
103,072 Northwest Bancshares, Inc. 1,392,503

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Financials (17.7%) - continued
40,407 OFG Bancorp $ 1,076,442
76,840 Pacific Premier Bancorp, Inc. 2,716,294
19,655 Palomar Holdings, Inc.
b
1,257,723
11,752 Park National Corporation 1,543,978
77,253 PennyMac Mortgage Investment
Trust 1,304,803
11,478 Piper Sandler Companies 1,506,487
35,504 PRA Group, Inc.
b
1,600,520
10,994 Preferred Bank 814,545
43,947 ProAssurance Corporation 1,181,295
62,155 Provident Financial Services, Inc. 1,454,427
54,727 Ready Capital Corporation 824,189
93,354 Redwood Trust, Inc. 983,018
45,390 Renasant Corporation 1,518,295
32,035 S&T Bancorp, Inc. 947,595
11,587 Safety Insurance Group, Inc. 1,052,679
47,627 Seacoast Banking Corporation of
Florida 1,667,898
101,440 SelectQuote, Inc.
b
283,018
39,730 ServisFirst Bancshares, Inc. 3,785,872
91,758 Simmons First National
Corporation 2,405,895
70,005 SiriusPoint, Ltd.
b
523,637
26,337 Southside Bancshares, Inc. 1,075,340
21,891 Stewart Information Services
Corporation 1,326,813
13,931 StoneX Group, Inc.
b
1,034,098
9,666 Tompkins Financial Corporation 756,558
19,252 Triumph Bancorp, Inc.
b
1,810,073
27,933 Trupanion, Inc.
b
2,489,389
15,646 TrustCo Bank Corporation NY 499,577
50,187 Trustmark Corporation 1,525,183
279,964 Two Harbors Investment
Corporation 1,548,201
85,310 United Community Banks, Inc. 2,968,788
17,585 United Fire Group, Inc. 546,366
22,836 Universal Insurance Holdings, Inc. 308,058
40,192 Veritex Holdings, Inc. 1,534,129
5,807 Virtus Investment Partners, Inc. 1,393,622
23,995 Walker & Dunlop, Inc. 3,105,433
21,871 Westamerica Bancorporation 1,323,195
88,596 WisdomTree Investments, Inc. 520,059
3,357 World Acceptance Corporation
b
644,007
53,305 WSFS Financial Corporation 2,485,079
Total 148,400,501
Health Care (11.4%)
12,966 Addus HomeCare Corporation
b
1,209,598
99,783 Allscripts Healthcare Solutions,
Inc.
b
2,247,113
38,485 AMN Healthcare Services, Inc.
b
4,015,140
29,994 Amphastar Pharmaceuticals, Inc.
b
1,076,785
31,519 AngioDynamics, Inc.
b
678,919
10,358 ANI Pharmaceuticals, Inc.
b
291,163
11,753 Anika Therapeutics, Inc.
b
295,118
30,750 Apollo Medical Holdings, Inc.
a,b
1,490,452
32,018 Artivion, Inc.
b
684,545
39,228 Avanos Medical, Inc.
b
1,314,138
50,131 Avid Bioservices, Inc.
b
1,021,168
24,411 BioLife Solutions, Inc.
b
554,862
34,085 Cara Therapeutics, Inc.
b
414,133
33,034 Cardiovascular Systems, Inc.
b
746,568
51,882 Coherus Biosciences, Inc.
b
669,797
28,142 Collegium Pharmaceutical, Inc.
b
572,971
101,093 Community Health Systems, Inc.
b
1,199,974
Shares Common Stock (97.7%) Value
Health Care (11.4%) - continued
11,925 Computer Programs and Systems,
Inc.
b
$ 410,816
23,809 CONMED Corporation 3,536,827
77,614 Corcept Therapeutics, Inc.
b
1,747,867
7,645 CorVel Corporation
b
1,287,724
84,124 Covetrus, Inc.
b
1,412,442
28,772 Cross Country Healthcare, Inc.
b
623,489
13,303 Cutera, Inc.
b
917,907
68,287 Cytokinetics, Inc.
b
2,513,644
9,251 Eagle Pharmaceuticals, Inc.
b
457,832
38,979 Emergent Biosolutions, Inc.
b
1,600,478
14,858 Enanta Pharmaceuticals, Inc.
b
1,057,592
190,226 Endo International plc
b
439,422
42,602 Ensign Group, Inc. 3,834,606
15,785 Fulgent Genetics, Inc.
a,b
985,142
38,172 Glaukos Corporation
b
2,207,105
29,936 Hanger, Inc.
b
548,727
18,564 Harmony Biosciences Holdings,
Inc.
a,b
903,139
20,555 HealthStream, Inc.
b
409,456
8,720 Heska Corporation
b
1,205,802
50,914 Innoviva, Inc.
b
985,186
16,649 Inogen, Inc.
b
539,761
26,880 Integer Holdings Corporation
b
2,165,722
16,368 iTeos Therapeutics, Inc.
b
526,722
11,733 Joint Corporation
b
415,231
55,105 Lantheus Holdings, Inc.
b
3,047,858
15,644 LeMaitre Vascular, Inc. 726,977
13,605 Ligand Pharmaceuticals, Inc.
b
1,530,426
69,392 MEDNAX, Inc.
b
1,629,324
35,446 Meridian Bioscience, Inc.
b
920,178
41,365 Merit Medical Systems, Inc.
b
2,751,600
4,271 Mesa Laboratories, Inc. 1,088,592
10,029 ModivCare, Inc.
b
1,157,246
65,008 Myriad Genetics, Inc.
b
1,638,202
27,802 Natus Medical, Inc.
b
730,637
150,243 Nektar Therapeutics
b
809,810
100,230 NeoGenomics, Inc.
b
1,217,795
45,724 NextGen Healthcare, Inc.
b
956,089
35,773 Omnicell, Inc.
b
4,632,246
14,466 OptimizeRx Corporation
b
545,513
58,644 OraSure Technologies, Inc.
b
397,606
51,316 Organogenesis Holdings, Inc.
b
391,028
16,074 Orthofix Medical, Inc.
b
525,620
61,427 Owens & Minor, Inc. 2,704,017
36,262 Pacira Pharmaceuticals, Inc.
b
2,767,516
22,023 Pennant Group, Inc.
b
410,288
16,557 Phibro Animal Health Corporation 330,312
40,866 Prestige Consumer Healthcare,
Inc.
b
2,163,446
37,952 RadNet, Inc.
b
848,986
30,639 REGENXBIO, Inc.
b
1,016,908
86,271 Select Medical Holdings
Corporation 2,069,641
43,293 Supernus Pharmaceuticals, Inc.
b
1,399,230
11,377 Surmodics, Inc.
b
515,719
16,137 Tactile Systems Technology, Inc.
b
325,322
36,046 Tivity Health, Inc.
b
1,159,600
10,507 U.S. Physical Therapy, Inc. 1,044,921
29,345 uniQure NV
b
530,264
45,354 Vanda Pharmaceuticals, Inc.
b
512,954
32,237 Varex Imaging Corporation
b
686,326
38,111 Vericel Corporation
a,b
1,456,602
47,609 Xencor, Inc.
b
1,270,208
16,998 ZimVie, Inc.
b
388,234

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Health Care (11.4%) - continued
18,433 Zynex, Inc.
a
$ 114,838
Total 95,627,162
Industrials (15.4%)
33,717 AAON, Inc. 1,879,048
27,142 AAR Corporation
b
1,314,487
54,802 ABM Industries, Inc. 2,523,084
60,946 Aerojet Rocketdyne Holdings, Inc.
b
2,398,225
18,786 AeroVironment, Inc.
b
1,768,514
8,057 Alamo Group, Inc. 1,158,516
26,360 Albany International Corporation 2,222,675
12,369 Allegiant Travel Company
b
2,008,602
13,489 American Woodmark Corporation
b
660,287
20,242 Apogee Enterprises, Inc. 960,685
31,307 Applied Industrial Technologies,
Inc. 3,213,977
20,244 ArcBest Corporation 1,629,642
86,688 Arconic Corporation
b
2,220,947
39,344 Arcosa, Inc. 2,252,444
18,532 Astec Industries, Inc. 796,876
21,977 Atlas Air Worldwide Holdings, Inc.
b
1,898,154
20,102 AZZ, Inc. 969,720
37,917 Barnes Group, Inc. 1,523,884
39,314 Brady Corporation 1,819,059
16,492 CIRCOR International, Inc.
b
439,017
29,340 Comfort Systems USA, Inc. 2,611,553
34,684 Deluxe Corporation 1,048,844
14,044 DXP Enterprises, Inc.
b
380,452
16,490 Encore Wire Corporation 1,881,014
49,104 Enerpac Tool Group Corporation 1,074,887
16,774 EnPro Industries, Inc. 1,639,323
21,160 ESCO Technologies, Inc. 1,479,507
42,423 Exponent, Inc. 4,583,805
49,717 Federal Signal Corporation 1,677,949
9,052 Forrester Research, Inc.
b
510,714
21,946 Forward Air Corporation 2,145,880
31,751 Franklin Electric Company, Inc. 2,636,603
26,604 Gibraltar Industries, Inc.
b
1,142,642
35,051 GMS, Inc.
b
1,744,488
37,307 Granite Construction, Inc. 1,223,670
26,495 Greenbrier Companies, Inc. 1,364,757
38,502 Griffon Corporation 771,195
64,478 Harsco Corporation
b
789,211
41,691 Hawaiian Holdings, Inc.
b
821,313
60,680 Healthcare Services Group, Inc. 1,126,828
37,907 Heartland Express, Inc. 533,352
15,949 Heidrick & Struggles International,
Inc. 631,261
59,276 Hillenbrand, Inc. 2,618,221
35,460 HNI Corporation 1,313,793
27,604 Hub Group, Inc.
b
2,131,305
15,804 Insteel Industries, Inc. 584,590
48,075 Interface, Inc. 652,378
25,862 John Bean Technologies
Corporation 3,063,871
22,672 Kaman Corporation 985,779
98,628 KAR Auction Services, Inc.
b
1,780,235
29,332 Kelly Services, Inc. 636,211
44,297 Korn Ferry 2,876,647
8,932 Lindsay Corporation 1,402,413
48,669 Marten Transport, Ltd. 864,361
34,217 Matson, Inc. 4,127,255
25,684 Matthews International Corporation 831,134
57,616 Meritor, Inc.
b
2,049,401
23,650 Moog, Inc. 2,076,470
Shares Common Stock (97.7%) Value
Industrials (15.4%) - continued
46,701 Mueller Industries, Inc. $ 2,529,793
13,733 MYR Group, Inc.
b
1,291,451
4,126 National Presto Industries, Inc. 317,496
90,003 NOW, Inc.
b
992,733
9,654 NV5 Global, Inc.
b
1,286,878
18,295 Patrick Industries, Inc. 1,103,189
48,542 PGT Innovations, Inc.
b
872,785
134,730 Pitney Bowes, Inc. 700,596
7,374 Powell Industries, Inc. 143,203
22,460 Proto Labs, Inc.
b
1,188,134
27,181 Quanex Building Products
Corporation 570,529
117,541 Resideo Technologies, Inc.
b
2,801,002
24,891 Resources Connection, Inc. 426,632
41,013 SkyWest, Inc.
b
1,183,225
36,970 SPX Corporation
b
1,826,688
34,168 SPX FLOW, Inc. 2,945,965
9,960 Standex International Corporation 995,203
15,090 Tennant Company 1,189,092
41,641 Titan International, Inc.
b
613,372
52,600 Triumph Group, Inc.
b
1,329,728
28,884 TrueBlue, Inc.
b
834,459
50,381 UFP Industries, Inc. 3,887,398
12,380 UniFirst Corporation 2,281,386
25,456 US Ecology, Inc.
b
1,218,833
11,286 Veritiv Corporation
b
1,507,697
16,713 Viad Corporation
b
595,651
39,852 Wabash National Corporation 591,404
Total 128,695,677
Information Technology (13.2%)
103,981 3D Systems Corporation
b
1,734,403
96,330 8x8, Inc.
b
1,212,795
39,970 ADTRAN, Inc. 737,447
30,666 Advanced Energy Industries, Inc. 2,639,729
15,894 Agilysys, Inc.
b
633,853
37,492 Alarm.com Holdings, Inc.
b
2,491,718
68,626 Arlo Technologies, Inc.
b
608,026
27,118 Axcelis Technologies, Inc.
b
2,048,223
23,812 Badger Meter, Inc. 2,374,295
28,675 Benchmark Electronics, Inc. 718,022
31,486 Bottomline Technologies (de), Inc.
b
1,784,627
29,229 CalAmp Corporation
b
213,664
18,703 CEVA, Inc.
b
760,277
39,636 Cohu, Inc.
b
1,173,226
21,448 Comtech Telecommunications
Corporation 336,519
12,962 Consensus Cloud Solutions, Inc.
b
779,405
26,881 Corsair Gaming, Inc.
b
568,802
26,453 CSG Systems International, Inc. 1,681,617
26,234 CTS Corporation 927,110
59,322 Diebold Nixdorf, Inc.
b
399,237
28,488 Digi International, Inc.
b
613,062
36,648 Diodes, Inc.
b
3,188,010
19,396 Ebix, Inc. 642,977
21,888 ePlus, Inc.
b
1,227,041
48,629 EVERTEC, Inc. 1,990,385
27,111 ExlService Holdings, Inc.
b
3,884,193
105,189 Extreme Networks, Inc.
b
1,284,358
30,117 Fabrinet
b
3,166,200
14,819 FARO Technologies, Inc.
b
769,403
63,666 FormFactor, Inc.
b
2,675,882
83,816 Harmonic, Inc.
b
778,651
23,128 Ichor Holdings, Ltd.
b
823,819
28,400 Insight Enterprises, Inc.
b
3,047,888

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Information Technology (13.2%) - continued
24,974 InterDigital, Inc. $ 1,593,341
36,855 Itron, Inc.
b
1,941,521
74,743 Knowles Corporation
b
1,609,217
50,717 Kulicke and Soffa Industries, Inc. 2,841,166
54,920 LivePerson, Inc.
b
1,341,146
16,211 Loyalty Ventures, Inc.
b
267,968
22,438 ManTech International Corporation 1,933,931
57,508 MaxLinear, Inc.
b
3,355,592
30,340 Methode Electronics, Inc. 1,312,205
23,824 NETGEAR, Inc.
b
587,976
60,103 NetScout Systems, Inc.
b
1,928,104
27,980 OneSpan, Inc.
b
404,031
40,116 Onto Innovation, Inc.
b
3,485,679
13,385 OSI Systems, Inc.
b
1,139,331
15,822 Park Aerospace Corporation 206,477
8,961 PC Connection, Inc. 469,467
24,321 PDF Solutions, Inc.
b
677,826
26,814 Perficient, Inc.
b
2,951,953
50,178 Photronics, Inc.
b
851,521
34,825 Plantronics, Inc.
b
1,372,105
22,873 Plexus Corporation
b
1,871,240
35,967 Progress Software Corporation 1,693,686
89,031 Rambus, Inc.
b
2,839,199
15,248 Rogers Corporation
b
4,142,882
51,739 Sanmina Corporation
b
2,091,290
20,844 ScanSource, Inc.
b
725,163
12,811 Simulations Plus, Inc. 653,105
38,192 SMART Global Holdings, Inc.
b
986,499
103,882 Sonos, Inc.
b
2,931,550
29,277 SPS Commerce, Inc.
b
3,841,142
14,918 TTEC Holdings, Inc. 1,231,033
84,956 TTM Technologies, Inc.
b
1,259,048
36,552 Ultra Clean Holdings, Inc.
b
1,549,439
54,667 Unisys Corporation
b
1,181,354
41,114 Veeco Instruments, Inc.
b
1,117,890
187,247 Viavi Solutions, Inc.
b
3,010,932
85,095 Xperi Holding Corporation 1,473,845
Total 110,784,718
Materials (5.2%)
22,902 AdvanSix, Inc. 1,170,063
103,589 Allegheny Technologies, Inc.
a,b
2,780,329
21,909 American Vanguard Corporation 445,191
26,361 Balchem Corporation 3,603,549
32,018 Boise Cascade Company 2,224,290
39,295 Carpenter Technology Corporation 1,649,604
41,088 Century Aluminum Company
b
1,081,025
13,586 Clearwater Paper Corporation
b
380,816
27,731 Compass Minerals International,
Inc. 1,741,229
15,692 DMC Global, Inc.
b
478,606
67,358 Ferro Corporation
b
1,464,363
21,020 FutureFuel Corporation 204,525
43,938 GCP Applied Technologies, Inc.
b
1,380,532
36,247 Glatfelter Corporation 448,738
43,006 H.B. Fuller Company 2,841,406
15,299 Hawkins, Inc. 702,224
10,139 Haynes International, Inc. 431,921
20,064 Innospec, Inc. 1,856,923
12,914 Kaiser Aluminum Corporation 1,215,982
17,345 Koppers Holdings, Inc. 477,334
131,534 Livent Corporation
b
3,429,091
16,639 Materion Corporation 1,426,628
32,793 Mercer International, Inc. 457,462
29,501 Myers Industries, Inc. 637,222
Shares Common Stock (97.7%) Value
Materials (5.2%) - continued
13,643 Neenah, Inc. $ 541,081
126,688 O-I Glass, Inc.
b
1,669,748
7,575 Olympic Steel, Inc. 291,335
10,925 Quaker Chemical Corporation 1,887,949
51,887 Rayonier Advanced Materials,
Inc.
b
340,898
25,609 Schweitzer-Mauduit International,
Inc. 704,248
17,336 Stepan Company 1,712,970
67,643 SunCoke Energy, Inc. 602,699
28,724 Sylvamo Corporation
b
955,935
33,479 TimkenSteel Corporation
b
732,521
20,876 Tredegar Corporation 250,303
31,616 Trinseo plc 1,515,039
Total 43,733,779
Real Estate (8.8%)
72,008 Acadia Realty Trust 1,560,413
58,031 Agree Realty Corporation 3,850,937
59,045 Alexander & Baldwin, Inc. 1,369,253
42,866 American Assets Trust, Inc. 1,624,193
54,807 Armada Hoffler Properties, Inc. 800,182
139,309 Brandywine Realty Trust 1,969,829
78,992 CareTrust REIT, Inc. 1,524,546
12,213 Centerspace 1,198,339
39,701 Chatham Lodging Trust
b
547,477
19,118 Community Healthcare Trust, Inc. 806,971
97,921 CoreCivic, Inc.
b
1,093,778
171,460 DiamondRock Hospitality
Company
b
1,731,746
194,560 Diversified Healthcare Trust 622,592
53,780 Douglas Elliman, Inc. 392,594
70,123 Easterly Government Properties,
Inc. 1,482,400
98,970 Essential Properties Realty Trust,
Inc. 2,503,941
62,971 Four Corners Property Trust, Inc. 1,702,736
35,779 Franklin BSP Realty Trust, Inc. 500,190
77,394 Franklin Street Properties
Corporation 456,625
99,753 GEO Group, Inc.
b
659,367
32,114 Getty Realty Corporation 919,103
84,341 Global Net Lease, Inc. 1,326,684
26,887 Hersha Hospitality Trust
b
244,134
179,649 Independence Realty Trust, Inc. 4,749,919
53,245 Industrial Logistics Properties Trust 1,207,064
20,861 Innovative Industrial Properties,
Inc. 4,284,849
56,559 iStar, Inc. 1,324,046
32,053 LTC Properties, Inc. 1,233,079
230,234 LXP Industrial Trust 3,614,674
20,344 Marcus and Millichap, Inc. 1,071,722
18,501 NexPoint Residential Trust, Inc. 1,670,825
39,422 Office Properties Income Trust 1,014,328
46,098 Orion Office REIT, Inc. 645,372
15,379 RE/MAX Holdings, Inc. 426,460
94,911 Realogy Holdings Corporation
b
1,488,204
98,848 Retail Opportunity Investments
Corporation 1,916,663
68,618 RPT Realty 944,870
11,511 Safehold, Inc. 638,285
10,611 Saul Centers, Inc. 559,200
134,397 Service Properties Trust 1,186,725
146,155 SITE Centers Corporation 2,442,250
26,844 St. Joe Company 1,590,239

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (97.7%) Value
Real Estate (8.8%) - continued
86,659 Summit Hotel Properties, Inc.
b
$ 863,124
84,651 Tanger Factory Outlet Centers, Inc. 1,455,151
192,179 Uniti Group, Inc. 2,644,383
10,436 Universal Health Realty Income
Trust 609,149
89,637 Urban Edge Properties 1,712,067
24,553 Urstadt Biddle Properties, Inc. 461,842
65,152 Veris Residential, Inc.
b
1,132,993
68,900 Washington REIT 1,756,950
37,583 Whitestone REIT 497,975
92,975 Xenia Hotels & Resorts, Inc.
b
1,793,488
Total 73,823,926
Utilities (2.0%)
30,069 American States Water Company 2,676,742
57,610 Avista Corporation 2,601,091
42,827 California Water Service Group 2,538,785
14,331 Chesapeake Utilities Corporation 1,974,239
14,244 Middlesex Water Company 1,498,041
25,016 Northwest Natural Holding
Company 1,293,828
91,541 South Jersey Industries, Inc. 3,162,742
13,008 Unitil Corporation 648,839
Total 16,394,307
Total Common Stock
(cost $588,708,857) 817,315,985
Shares
Registered Investment
Companies ( 2.2% ) Value
Unaffiliated  (2.2%)
173,964 iShares Core S&P Small-Cap ETF 18,767,236
Total 18,767,236
Total Registered Investment
Companies (cost $15,579,733) 18,767,236
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
11,358,813 Thrivent Cash Management Trust 11,358,813
Total Collateral Held for
Securities Loaned
(cost $11,358,813) 11,358,813
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.315%, 5/24/2022
d,e
99,938
Thrivent Core Short-Term Reserve
Fund
106,095 0.660% 1,060,951
Total Short-Term Investments
(cost $1,160,904) 1,160,889
Total Investments (cost
$616,808,307) 101.4% $848,602,923
Other Assets and Liabilities, Net
(1.4%) (11,646,921)
Total Net Assets 100.0% $836,956,002
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 10,840,341
Total lending $10,840,341
Gross amount payable upon return of
collateral for securities loaned $11,358,813
Net amounts due to counterparty $518,472
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 17,364,350 17,364,350 – –
Consumer Discretionary 94,110,654 94,110,654 – –
Consumer Staples 38,422,277 38,407,671 – 14,606
Energy 49,958,634 49,958,634 – –
Financials 148,400,501 148,400,501 – –
Health Care 95,627,162 95,627,162 – –
Industrials 128,695,677 128,695,677 – –
Information Technology 110,784,718 110,784,718 – –
Materials 43,733,779 43,733,779 – –
Real Estate 73,823,926 73,823,926 – –
Utilities 16,394,307 16,394,307 – –
Registered Investment Companies
Unaffiliated 18,767,236 18,767,236 – –
Short-Term Investments 99,938 – 99,938 –
Subtotal Investments in Securities $836,183,159 $836,068,615 $99,938 $14,606
Other Investments  * Total
Affiliated Short-Term Investments 1,060,951
Collateral Held for Securities Loaned 11,358,813
Subtotal Other Investments $12,419,764
Total Investments at Value $848,602,923
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 29,733 29,733 – –
Total Asset Derivatives $29,733 $29,733 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2022. Investments and/or cash totaling $99,938 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 June 2022 $ 1,003,467 $ 29,733
Total Futures Long Contracts $ 1,003,467 $ 29,733
Total Futures Contracts $ 1,003,467 $29,733

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $134 $8,462 $7,535 $1,061 106 0.1%
Total Affiliated Short-Term Investments 134 1,061 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,321 25,435 24,397 11,359 11,359 1.4
Total Collateral Held for Securities Loaned 10,321 11,359 1.4
Total Value $10,455 $12,420
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $ 0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (0.9%)
698,219 QuinStreet, Inc.
a
$ 8,099,340
Total 8,099,340
Consumer Discretionary (10.9%)
233,912 Cedar Fair, LP
a
12,818,378
127,534 Cimpress plc
a
8,109,887
431,784 Clarus Corporation 9,836,040
790,218 Cooper-Standard Holdings, Inc.
a
6,930,212
727,942 Everi Holdings, Inc.
a
15,286,782
72,052 Grand Canyon Education, Inc.
a
6,996,970
309,900 Leggett & Platt, Inc. 10,784,520
224,814 Miller Industries, Inc. 6,330,762
132,088 Sleep Number Corporation
a
6,698,182
302,561 Stoneridge, Inc.
a
6,281,166
612,142 ThredUp, Inc.
a
4,713,493
217,151 Zumiez, Inc.
a
8,297,340
Total 103,083,732
Consumer Staples (3.1%)
82,986 John B. Sanfilippo & Son, Inc. 6,924,352
906,763 Primo Water Corporation 12,921,373
285,751 Turning Point Brands, Inc. 9,718,391
Total 29,564,116
Energy (2.9%)
260,793 Devon Energy Corporation 15,420,690
268,843 Helmerich & Payne, Inc. 11,501,104
Total 26,921,794
Financials (18.6%)
399,866 Air Lease Corporation 17,854,017
244,597 Bank of N.T. Butterfield & Son, Ltd. 8,776,140
568,588 Bridgewater Bancshares, Inc.
a
9,484,048
461,539 Byline Bancorp, Inc. 12,313,860
515,006 Columbia Banking System, Inc. 16,619,244
251,969 Enterprise Financial Services
Corporation 11,920,653
139,070 Glacier Bancorp, Inc. 6,992,440
405,354 Heartland Financial USA, Inc. 19,388,082
85,161 Houlihan Lokey, Inc. 7,477,136
59,843 Primerica, Inc. 8,187,719
328,712 Seacoast Banking Corporation of
Florida 11,511,494
82,530 Selective Insurance Group, Inc. 7,374,881
242,918 Synovus Financial Corporation 11,902,982
175,526 Triumph Bancorp, Inc.
a
16,502,955
103,070 Western Alliance Bancorp 8,536,257
Total 174,841,908
Health Care (9.6%)
353,433 Halozyme Therapeutics, Inc.
a
14,094,908
452,681 Ionis Pharmaceuticals, Inc.
a
16,767,304
486,769 Lantheus Holdings, Inc.
a
26,923,193
210,076 Progyny, Inc.
a
10,797,907
201,745 Syneos Health, Inc.
a
16,331,258
1,071,542 Viemed Healthcare, Inc.
a
5,336,279
Total 90,250,849
Industrials (19.4%)
121,157 ASGN, Inc.
a
14,140,233
618,246 Badger Infrastructure Solutions,
Ltd. 15,558,148
194,500 Crane Company 21,060,460
114,613 Curtiss-Wright Corporation 17,210,288
Shares Common Stock (97.8%) Value
Industrials (19.4%) - continued
144,132 Forward Air Corporation $ 14,093,227
97,298 Greenbrier Companies, Inc. 5,011,820
102,437 Helios Technologies, Inc. 8,220,569
102,356 Lincoln Electric Holdings, Inc. 14,105,680
170,374 ManpowerGroup, Inc. 16,001,526
131,695 Meritor, Inc.
a
4,684,391
67,572 Middleby Corporation
a
11,077,754
453,059 NAPCO Security Technologies,
Inc.
a
9,296,771
348,234 Sun Country Airlines Holdings,
Inc.
a
9,116,766
138,877 Tennant Company 10,943,508
93,532 WESCO International, Inc.
a
12,172,255
Total 182,693,396
Information Technology (15.3%)
78,756 Advanced Energy Industries, Inc. 6,779,317
233,969 Agilysys, Inc.
a
9,330,684
66,802 Axcelis Technologies, Inc.
a
5,045,555
148,175 BigCommerce Holdings, Inc.
a
3,246,514
142,168 Ciena Corporation
a
8,619,646
166,203 Computer Services, Inc. 8,227,049
95,738 Dolby Laboratories, Inc. 7,488,626
794,171 Gilat Satellite Networks, Ltd.
a,b
6,996,647
468,186 Knowles Corporation
a
10,080,045
36,530 Littelfuse, Inc. 9,110,947
256,972 National Instruments Corporation 10,430,493
320,660 Sonos, Inc.
a
9,049,025
151,545 TTEC Holdings, Inc. 12,505,493
1,589,088 TTM Technologies, Inc.
a
23,550,284
114,246 Workiva, Inc.
a
13,481,028
Total 143,941,353
Materials (8.7%)
165,633 Ashland Global Holdings, Inc. 16,299,944
351,242 Carpenter Technology Corporation 14,745,139
224,733 Ingevity Corporation
a
14,398,643
1,363,038 Ivanhoe Mines, Ltd.
a
12,712,893
192,000 UFP Technologies, Inc.
a
12,704,640
93,342 United States Lime & Minerals, Inc. 10,831,406
Total 81,692,665
Real Estate (6.3%)
143,868 Agree Realty Corporation 9,547,081
184,172 American Campus Communities,
Inc. 10,308,107
111,517 Healthcare Realty Trust, Inc. 3,064,487
473,411 Independence Realty Trust, Inc. 12,516,987
135,872 National Storage Affiliates Trust 8,527,327
418,276 Pebblebrook Hotel Trust 10,239,396
135,545 Rayonier, Inc. REIT 5,573,610
Total 59,776,995
Utilities (2.1%)
74,174 NorthWestern Corporation 4,486,785
153,540 Portland General Electric
Company 8,467,731
102,173 Spire, Inc. 7,331,935
Total 20,286,451
Total Common Stock
(cost $734,990,026) 921,152,599

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
37,925 Thrivent Cash Management Trust $ 37,925
Total Collateral Held for
Securities Loaned
(cost $37,925) 37,925
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
1,890,331 0.660% 18,903,310
Total Short-Term Investments
(cost $18,902,053) 18,903,310
Total Investments (cost
$753,930,004) 99.8% $940,093,834
Other Assets and Liabilities, Net
0.2% 1,486,302
Total Net Assets 100.0% $941,580,136
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2022:
Securities Lending Transactions
Common Stock $ 36,121
Total lending $36,121
Gross amount payable upon return of
collateral for securities loaned $37,925
Net amounts due to counterparty $1,804
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2022, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,099,340 8,099,340 – –
Consumer Discretionary 103,083,732 103,083,732 – –
Consumer Staples 29,564,116 29,564,116 – –
Energy 26,921,794 26,921,794 – –
Financials 174,841,908 174,841,908 – –
Health Care 90,250,849 90,250,849 – –
Industrials 182,693,396 167,135,248 15,558,148 –
Information Technology 143,941,353 143,941,353 – –
Materials 81,692,665 68,979,772 12,712,893 –
Real Estate 59,776,995 59,776,995 – –
Utilities 20,286,451 20,286,451 – –
Subtotal Investments in Securities $921,152,599 $892,881,558 $28,271,041 $–
Other Investments  * Total
Affiliated Short-Term Investments 18,903,310
Collateral Held for Securities Loaned 37,925
Subtotal Other Investments $18,941,235
Total Investments at Value $940,093,834
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $12,391 $63,493 $56,981 $18,903 1,890 2.0%
Total Affiliated Short-Term Investments 12,391 18,903 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31 26 19 38 38 <0.1
Total Collateral Held for Securities Loaned 31 38 <0.1
Total Value $12,422 $18,941
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the
Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price. Swap agreements not cleared
on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the
Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended March 31, 2022, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or
manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended March 31, 2022, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the period ended March 31, 2022, Aggressive
Allocation, Balanced Income Plus, Diversified Income
Plus, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period ended March 31, 2022, Partner Healthcare
used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 31, 2022, High Yield, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the
Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent
Cash Management Trust. The Portfolios receive dividends and
interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of March 31, 2022, the value of securities on loan is as
follows:
Portfolio Securities on Loan
Aggressive Allocation $ 6,709,543
All Cap 524,560
Balanced Income Plus 5,089,675
Diversified Income Plus 16, 339,898

Notes to Schedule of Investments
as of March 31, 2022
(unaudited)

    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Portfolio Securities on Loan
ESG Index 44,696
Global Stock 7, 433,771
Government Bond 2,792,510
High Yield 31,126,336
Income 21,645,663
International Allocation 5,284,801
International Index 126,311
Large Cap Index 1,005,035
Large Cap Value 16,404,836
Limited Maturity Bond 1,760,431
Mid Cap Growth 297,468
Mid Cap Index 8, 788,904
Mid Cap Stock 8,877,284
Mid Cap Value 543,428
Moderate Allocation 36,183,477
Moderately Aggressive Allocation 19,142,848
Moderately Conservative Allocation 26,943,997
Multidimensional Income 4,813,767
Opportunity Income Plus 4,779,534
Small Cap Growth 972,167
Small Cap Index 10,840,341
Small Cap Stock 36,121